PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.0%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$3,600,000	$3,527,522
3.950% due 09/10/50 ~	1,500,000	1,531,249
Teck Resources Ltd (Canada) 3.900% due 07/15/30	1,900,000	1,987,179

		7,045,950

Communications - 5.8%

AT&T Inc
1.700% due 03/25/26	2,500,000	2,500,309
2.250% due 02/01/32	500,000	476,247
2.750% due 06/01/31	2,500,000	2,493,258
3.500% due 09/15/53 ~	2,953,000	2,734,090
3.850% due 06/01/60	1,900,000	1,820,415
CCO Holdings LLC 4.750% due 03/01/30 ~	1,500,000	1,556,250
Charter Communications Operating LLC
3.500% due 06/01/41	1,900,000	1,804,484
3.850% due 04/01/61	2,800,000	2,571,902
4.800% due 03/01/50	2,650,000	2,849,482
Cox Communications Inc 1.800% due 10/01/30 ~	1,000,000	926,394
eBay Inc 2.700% due 03/11/30	850,000	859,827
Expedia Group Inc
2.950% due 03/15/31 ~	800,000	789,715
4.625% due 08/01/27 ~	2,000,000	2,227,272
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,142,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	365,000	368,309
T-Mobile USA Inc
2.250% due 11/15/31 ~	1,000,000	951,300
2.550% due 02/15/31 ~	1,500,000	1,471,410
2.625% due 04/15/26	50,000	51,034
3.600% due 11/15/60 ~	750,000	721,676
3.875% due 04/15/30 ~	2,600,000	2,825,186
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	1,500,000	1,384,977
Verizon Communications Inc
1.680% due 10/30/30 ~	1,200,000	1,115,230
3.400% due 03/22/41	2,200,000	2,236,583
3.850% due 11/01/42	1,000,000	1,074,604

		37,952,454

Consumer, Cyclical - 7.4%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,432,200	1,421,314
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,450,021	1,464,092
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	462,879	451,605
Beazer Homes USA Inc 7.250% due 10/15/29	1,000,000	1,092,500
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,832,022	2,831,198
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	1,293,091	1,249,187
4.625% due 12/20/25 ~	861,924	895,244

	Principal Amount	Value
Choice Hotels International Inc 3.700% due 01/15/31	$1,400,000	$1,474,641
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,300,649	1,345,450
Delta Air Lines Inc 4.500% due 10/20/25 ~	400,000	427,212
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	304,415	325,916
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,000,000	2,077,290
DR Horton Inc 1.400% due 10/15/27	3,000,000	2,921,383
Ferguson Finance PLC 3.250% due 06/02/30 ~	1,100,000	1,160,210
Ford Motor Co 8.500% due 04/21/23	600,000	669,750
Ford Motor Credit Co LLC
2.900% due 02/16/28	1,800,000	1,731,600
3.375% due 11/13/25	1,050,000	1,069,163
4.542% due 08/01/26	1,550,000	1,642,148
General Motors Co 5.000% due 10/01/28	1,600,000	1,834,743
Genting New York LLC 3.300% due 02/15/26 ~	900,000	900,451
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	1,000,000	1,048,766
Hasbro Inc 3.550% due 11/19/26	1,000,000	1,080,588
International Game Technology PLC 4.125% due 04/15/26 ~	2,500,000	2,575,200
Kohl’s Corp 3.375% due 05/01/31	2,750,000	2,757,995
Lennar Corp 4.500% due 04/30/24	1,000,000	1,089,645
Marriott International Inc 3.500% due 10/15/32	1,750,000	1,818,504
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,287,000
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	1,000,000	1,012,240
Nordstrom Inc due
04/08/24 # ~	450,000	450,837
4.375% due 04/01/30	1,150,000	1,178,574
5.000% due 01/15/44	1,500,000	1,458,838
8.750% due 05/15/25 ~	200,000	226,603
Sands China Ltd (Macau) 3.800% due 01/08/26	450,000	480,227
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,500,000	2,528,125
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	631,936	676,496
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	392,513	377,640
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,052,481	995,083

		48,027,458

Consumer, Non-Cyclical - 7.1%

Altria Group Inc 2.450% due 02/04/32	1,850,000	1,769,116
AmerisourceBergen Corp 2.700% due 03/15/31	5,000,000	4,995,207
Amgen Inc 3.150% due 02/21/40	1,250,000	1,242,049
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	3,000,000	3,194,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	$2,500,000	$3,128,884
Anthem Inc 2.250% due 05/15/30	1,000,000	984,972
Block Financial LLC 3.875% due 08/15/30	1,500,000	1,548,884
Centene Corp 2.500% due 03/01/31	1,600,000	1,530,032
Cigna Corp 2.400% due 03/15/30	1,000,000	992,322
CoStar Group Inc 2.800% due 07/15/30 ~	1,800,000	1,762,709
CVS Health Corp 1.750% due 08/21/30	3,500,000	3,269,693
Global Payments Inc 3.200% due 08/15/29	2,500,000	2,635,853
Humana Inc 3.950% due 03/15/27	1,000,000	1,116,287
Kraft Heinz Foods Co 3.000% due 06/01/26	3,700,000	3,896,344
Royalty Pharma PLC 3.300% due 09/02/40 ~	1,500,000	1,450,093
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	2,550,000	2,403,403
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	2,000,000	1,938,518
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	2,000,000	1,946,982
Universal Health Services Inc 2.650% due 10/15/30 ~	3,050,000	2,950,540
Viatris Inc 3.850% due 06/22/40 ~	3,150,000	3,230,043

		45,986,605

Energy - 2.3%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29	800,000	844,648
Energy Transfer Operating LP
3.750% due 05/15/30	1,000,000	1,032,131
4.750% due 01/15/26	5,000,000	5,555,158
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,257,363
MPLX LP
5.200% due 12/01/47	1,600,000	1,818,432
6.875% due 02/15/23	1,750,000	1,758,750
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,156,281
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	650,000	713,506

		15,136,269

Financial - 14.9%

Air Lease Corp
2.875% due 01/15/26	950,000	986,387
3.000% due 02/01/30	1,000,000	980,212
3.375% due 07/01/25	1,600,000	1,691,694
4.650% due 06/15/26	2,200,000	2,178,000
Ascot Group Ltd (Bermuda) 4.250% due 12/15/30 ~	500,000	519,700
Avolon Holdings Funding Ltd (Ireland) 2.750% due 02/21/28 ~	2,150,000	2,022,344
Banco Santander SA (Spain) 2.749% due 12/03/30	1,500,000	1,429,985
Bank of America Corp
1.922% due 10/24/31	2,000,000	1,883,756
4.183% due 11/25/27	1,500,000	1,669,374
BNP Paribas SA (France) 4.625% due 02/25/31 ~	1,600,000	1,594,000

	Principal Amount	Value
Citigroup Inc
2.666% due 01/29/31	$2,500,000	$2,514,763
4.000% due 08/05/24	826,000	902,879
4.400% due 06/10/25	2,250,000	2,501,696
4.600% due 03/09/26	4,400,000	4,968,219
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	500,000	526,953
Commonwealth Bank of Australia (Australia) 2.688% due 03/11/31 ~	900,000	875,041
CubeSmart LP REIT 2.000% due 02/15/31	1,500,000	1,406,347
Five Corners Funding Trust II 2.850% due 05/15/30 ~	1,350,000	1,392,407
GE Capital Funding LLC 4.400% due 05/15/30 ~	800,000	906,396
GLP Capital LP REIT 5.250% due 06/01/25	5,000,000	5,617,900
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	1,900,000	1,886,723
3.500% due 09/15/30	500,000	502,960
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	1,000,000	1,001,198
2.099% due 06/04/26	1,750,000	1,781,300
4.700% due 03/09/31	1,450,000	1,431,875
ING Groep NV (Netherlands) due 04/01/27 #	2,200,000	2,203,893
JAB Holdings BV (Austria) 2.200% due 11/23/30 ~	500,000	470,280
JPMorgan Chase & Co
2.522% due 04/22/31	4,400,000	4,394,268
2.956% due 05/13/31	4,550,000	4,639,668
3.960% due 01/29/27	1,000,000	1,106,690
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	2,650,000	2,393,392
LSEGA Financing PLC (United Kingdom)
due 04/06/31 # ~	2,400,000	2,370,949
due 04/06/41 # ~	1,800,000	1,789,219
Morgan Stanley
4.431% due 01/23/30	1,000,000	1,145,777
5.000% due 11/24/25	1,500,000	1,725,734
OneMain Finance Corp
5.375% due 11/15/29	1,750,000	1,865,937
6.125% due 03/15/24	2,600,000	2,811,250
Piedmont Operating Partnership LP REIT
3.150% due 08/15/30	1,050,000	1,024,149
4.450% due 03/15/24	2,200,000	2,375,632
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,255,308
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,516,911
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	800,000	791,200
Ventas Realty LP REIT 3.000% due 01/15/30	950,000	969,477
VICI Properties LP REIT 4.625% due 12/01/29 ~	3,000,000	3,117,150
Wells Fargo & Co
2.188% due 04/30/26	3,350,000	3,459,487
2.393% due 06/02/28	3,350,000	3,435,357
3.900% due 03/15/26	1,950,000	1,970,524
4.400% due 06/14/46	2,500,000	2,791,709
Willis North America Inc 2.950% due 09/15/29	2,750,000	2,844,835

		96,640,905

Industrial - 4.5%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,039,000	4,325,093

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Berry Global Inc 4.875% due 07/15/26 ~	$2,000,000	$2,118,400
Carrier Global Corp 2.722% due 02/15/30	1,000,000	1,010,250
Flowserve Corp 3.500% due 10/01/30	2,900,000	2,953,155
General Electric Co 4.350% due 05/01/50	750,000	834,578
Masco Corp 7.750% due 08/01/29	950,000	1,262,735
Norbord Inc (Canada)
5.750% due 07/15/27 ~	1,200,000	1,281,960
6.250% due 04/15/23 ~	1,500,000	1,631,093
Standard Industries Inc 5.000% due 02/15/27 ~	1,000,000	1,044,375
Teledyne Technologies Inc 2.750% due 04/01/31	4,500,000	4,489,463
The Boeing Co 2.196% due 02/04/26	2,050,000	2,045,041
TransDigm Inc 6.250% due 03/15/26 ~	771,000	818,382
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,573,125
Vontier Corp 2.400% due 04/01/28 ~	2,150,000	2,117,728
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,400,000	1,482,524

		28,987,902

Technology - 3.3%

Broadcom Inc
4.250% due 04/15/26	3,000,000	3,331,262
5.000% due 04/15/30	1,750,000	1,996,663
Citrix Systems Inc 3.300% due 03/01/30	2,500,000	2,574,234
Dell International LLC 4.900% due 10/01/26 ~	2,000,000	2,270,061
Fiserv Inc 3.500% due 07/01/29	2,100,000	2,268,231
NXP BV (Netherlands) 3.875% due 06/18/26 ~	3,000,000	3,306,614
Oracle Corp
2.875% due 03/25/31	1,500,000	1,528,191
3.950% due 03/25/51	2,500,000	2,581,682
VMware Inc 4.650% due 05/15/27	1,250,000	1,418,755

		21,275,693

Utilities - 2.6%

DPL Inc
4.125% due 07/01/25 ~	300,000	318,201
4.350% due 04/15/29	1,125,000	1,209,825
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	2,000,000	1,920,934
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,140,687
Entergy Corp 1.900% due 06/15/28	350,000	342,401
IPALCO Enterprises Inc 4.250% due 05/01/30 ~	1,350,000	1,476,091
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,949,437
Pacific Gas and Electric Co 2.500% due 02/01/31	1,350,000	1,274,823
Pike Corp 5.500% due 09/01/28 ~	2,000,000	2,040,000
Southern California Edison Co 4.000% due 04/01/47	500,000	515,884
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	603,750
6.625% due 01/15/28 ~	500,000	500,938

	Principal Amount	Value
The AES Corp 2.450% due 01/15/31 ~	$1,750,000	$1,674,583
Vistra Operations Co LLC 3.550% due 07/15/24 ~	1,000,000	1,047,088
WEC Energy Group Inc 1.800% due 10/15/30	1,000,000	934,038

		16,948,680

Total Corporate Bonds & Notes (Cost $314,181,568)		318,001,916

SENIOR LOAN NOTES - 15.6%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 1.859% (USD LIBOR + 1.750%) due 09/04/27 §	1,990,000	1,987,335

Communications - 0.8%

Charter Communications Operating LLC Term B2 1.860% (USD LIBOR + 1.750%) due 02/01/27 §	992,443	988,535
CSC Holdings LLC 2.356% (USD LIBOR + 2.250%) due 01/15/26 §	997,455	985,699
Term B5 2.606% (USD LIBOR + 2.500%) due 04/15/27 §	2,482,481	2,458,322
SBA Senior Finance II LLC Term B 1.860% (USD LIBOR + 1.750%) due 04/11/25 §	598,462	592,269

		5,024,825

Consumer, Cyclical - 3.9%

Beacon Roofing Supply Inc Term B 2.450% due 01/02/25 µ	767,286	764,289
ClubCorp Holdings Inc Term B 2.953% (USD LIBOR + 2.750%) due 09/18/24 §	985,430	928,768
Core & Main LP Term B 3.750% (USD LIBOR + 3.000%) due 08/01/24 §	1,994,845	1,991,729
Great Outdoors Group LLC Term B 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	1,246,875	1,248,954
Harbor Freight Tools USA Inc Term B 4.000% (USD LIBOR + 3.000%) due 10/19/27 § µ	2,497,500	2,498,906
Marriott Ownership Resorts Inc Term B 1.859% (USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,690,635
Restaurant Brands Term B (Canada) 1.859% (USD LIBOR + 1.750%) due 11/19/26 §	3,838,318	3,776,287
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	4,876,396	4,805,284
SRS Distribution Inc 3.440% (USD LIBOR + 3.250%) due 05/24/25 § µ	5,374,039	5,305,902
Stars Group Holdings BV Term B (Canada) 3.703% (USD LIBOR + 3.500%) due 07/10/25 §	2,060,069	2,066,507

		25,077,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 4.0%

Avantor Funding Inc Term B3 3.250% (USD LIBOR + 2.250%) due 11/21/24 §	$2,654,734	$2,659,712
Bausch Health Americas Inc Term B 3.184% (USD LIBOR + 3.000%) due 06/01/25 § µ	6,582,802	6,568,240
Pathway Vet Alliance LLC 3.859% (USD LIBOR + 3.750%) due 03/31/27 §	3,477,707	3,467,462
PetVet Care Centers LLC Term B3 4.250% (USD LIBOR + 3.500%) due 02/15/25 § µ	3,341,519	3,338,385
PPD Inc 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	1,750,000	1,744,668
Spin Holdco Inc 4.750% (USD LIBOR + 4.000%) due 03/01/28 § µ	2,000,000	1,986,000
Sunshine Luxembourg VII SARL Term B3 (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 10/02/26 § µ	1,237,500	1,231,312
US Foods Inc Term B 1.859% (USD LIBOR + 1.750%) due 06/27/23 §	4,117,601	4,069,298
Wand NewCo 3 Inc 3.148% (USD LIBOR + 3.000%) due 02/05/26 §	884,296	874,624

		25,939,701

Financial - 1.9%

Acrisure LLC Term B 3.703% (USD LIBOR + 3.500%) due 02/15/27 §	249,370	246,852
AssuredPartners Inc Term B 3.609% (USD LIBOR + 3.500%) due 02/13/27 §	1,234,375	1,222,224
Hub International Ltd Term B 2.878% (USD LIBOR + 2.750%) due 04/25/25 §	2,944,772	2,906,778
NFP Corp 3.359% (USD LIBOR + 3.250%) due 02/13/27 §	3,469,975	3,421,902
USI Inc 3.188% (USD LIBOR + 3.000%) due 05/16/24 §	4,377,101	4,332,157

		12,129,913

Industrial - 2.3%

Berry Global Inc Term Z 1.898% (USD LIBOR + 1.750%) due 07/01/26 §	1,990,959	1,975,249
Filtration Group Corp 3.109% (USD LIBOR + 3.000%) due 03/29/25 §	3,369,268	3,327,152
Flex Acquisition Co Inc 4.000% (USD LIBOR + 3.500%) due 03/02/28 §	2,123,318	2,101,089
Pactiv Evergreen Group Holdings 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	1,762,234	1,759,343
The Hillman Group Inc Term B 4.109% (USD LIBOR + 4.000%) due 05/31/25 §	984,810	985,777
TransDigm Inc
Term E 2.359% (USD LIBOR + 2.250%) due 05/30/25 §	942,394	924,295

	Principal Amount	Value
Term F 2.359% (USD LIBOR + 2.250%) due 12/09/25 §	$3,854,615	$3,779,276
TricorBraun Holdings Inc
3.750% (USD LIBOR + 3.250%) due 03/03/28 §	1,530	1,519
3.750% (USD LIBOR + 3.250%) due 03/03/28 §	204,093	202,547

		15,056,247

Technology - 1.6%

Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,670,087	2,671,040
Peraton Holding Corp
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	452,914	453,103
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	2,743,125	2,744,839
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	869,226	869,987
The Dun & Bradstreet Corp Term B 3.359% (USD LIBOR + 3.250%) due 02/08/26 §	992,500	988,623
UKG Inc Term B 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	3,238,758	3,241,034

		10,968,626

Utilities - 0.8%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	1,240,625	1,241,400
Pike Corp Term B 3.130% (USD LIBOR + 3.000%) due 01/21/28 §	4,000,000	3,996,784

		5,238,184

Total Senior Loan Notes (Cost $101,482,832)		101,422,092

MORTGAGE-BACKED SECURITIES - 2.2%

Fannie Mae - 2.2%
due 04/01/36 #	13,750,000	14,014,411

Total Mortgage-Backed Securities (Cost $14,050,352)		14,014,411

ASSET-BACKED SECURITIES - 17.5%

AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,400,000	2,406,047
0.890% due 10/19/26	1,050,000	1,047,175
0.970% due 02/18/26	500,000	504,777
2.690% due 06/19/23	668,531	674,864
2.710% due 08/18/22	262,675	263,510
3.130% due 02/18/25	950,000	977,435
3.360% due 02/18/25	1,000,000	1,043,960
Apidos CLO XXX (Cayman) 1.823% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	2,005,003
Buttermilk Park CLO Ltd (Cayman) 1.341% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	850,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	$900,000	$907,312
Citibank Credit Card Issuance Trust 0.876% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	2,032,169
Dryden 43 Senior Loan Fund CLO (Cayman) 1.974% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,600,000	1,600,235
Dryden 55 CLO Ltd (Cayman) 2.141% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	989,615
Dryden 58 CLO Ltd (Cayman)
1.723% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	1,000,773
2.023% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	999,025
Dryden 61 CLO Ltd (Cayman)
1.850% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,250,221
1.939% (USD LIBOR + 1.750%) due 01/17/32 § ~	1,250,000	1,250,206
Dryden 64 CLO Ltd (Cayman) 1.623% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	795,603
Dryden 75 CLO Ltd (Cayman) 1.941% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,200,000	1,203,105
Ford Credit Auto Owner Trust
2.040% due 12/15/26	500,000	518,322
2.350% due 04/15/23	1,500,000	1,510,947
3.020% due 10/15/24	2,940,000	3,070,805
3.190% due 07/15/31 ~	3,000,000	3,236,794
Madison Park Funding XXIX CLO Ltd (Cayman) 1.973% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,751,353
Madison Park Funding XXVIII CLO Ltd (Cayman)
1.841% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,401,332
2.091% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	599,718
Magnetite XII Ltd (Cayman) 1.341% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,125,602
Magnetite XIV-R Ltd (Cayman) 1.343% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,506,447
Magnetite Xxix Ltd (Cayman) 1.094% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,300,002
MVW LLC 1.740% due 10/20/37 ~	336,151	342,322
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	677,171	675,648
1.220% due 07/15/69 ~	1,527,268	1,534,798
1.310% due 01/15/69 ~	1,241,495	1,250,541
1.690% due 05/15/69 ~	4,042,521	4,112,119
2.460% due 11/15/68 ~	500,000	514,232
2.640% due 05/15/68 ~	1,000,000	1,023,550
Navient Student Loan Trust
0.762% (USD LIBOR + 0.600%) due 12/26/69 § ~	1,350,000	1,356,791
0.829% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	1,008,793
1.159% (USD LIBOR + 1.050%) due 06/25/69 § ~	955,221	976,891
1.310% due 12/26/69 ~	1,050,000	1,029,954
1.320% due 08/26/69 ~	1,403,392	1,374,308
3.390% due 12/15/59 ~	2,978,654	3,143,250

	Principal Amount	Value
Neuberger Berman CLO Ltd (Cayman)
1.539% (USD LIBOR + 1.350%) due 10/18/29 § ~	$1,500,000	$1,500,302
1.248% (USD LIBOR + 1.060%) due 04/16/33 § ~	500,000	501,016
OCP CLO Ltd (Cayman) 1.035% (USD LIBOR + 0.820%) due 10/26/27 § ~	422,243	422,665
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	211,194	211,543
Palmer Square CLO 2020-3 Ltd (Cayman) 1.596% (USD LIBOR + 1.370%) due 11/15/31 § ~	4,000,000	4,019,570
Palmer Square CLO Ltd (Cayman) 1.323% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	1,000,807
Palmer Square Loan Funding Ltd (Cayman)
due 05/20/29 # ~	8,000,000	8,000,000
1.055% (USD LIBOR + 0.900%) due 04/20/29 § ~	2,500,000	2,503,675
1.532% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,343,566
2.082% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	600,601
Regatta X Funding Ltd CLO (Cayman) 1.343% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	2,001,515
Santander Drive Auto Receivables Trust
0.730% due 03/17/25	1,100,000	1,105,395
0.750% due 02/17/26	1,900,000	1,897,080
0.960% due 11/15/24	600,000	603,807
2.960% due 03/15/24	124,888	125,134
3.350% due 07/17/23	1,051,173	1,056,586
3.510% due 08/15/23	821,914	826,229
SLC Student Loan Trust 0.284% (USD LIBOR + 0.100%) due 09/15/26 §	49,503	49,497
SLM Student Loan Trust 0.768% (USD LIBOR + 0.550%) due 10/25/64 § ~	750,841	754,186
SMB Private Education Loan Trust
0.836% (USD LIBOR + 0.730%) due 01/15/53 § ~	5,100,000	5,104,651
1.070% due 01/15/53 ~	2,954,379	2,922,380
1.290% due 07/15/53 ~	1,311,997	1,316,387
2.230% due 09/15/37 ~	3,500,000	3,600,318
2.340% due 09/15/34 ~	507,884	521,597
2.700% due 05/15/31 ~	645,738	665,141
2.820% due 10/15/35 ~	1,344,449	1,395,667
2.880% due 09/15/34 ~	1,444,577	1,506,622
3.440% due 07/15/36 ~	1,649,769	1,752,715
3.500% due 02/15/36 ~	1,014,656	1,069,380
3.600% due 01/15/37 ~	1,125,879	1,196,098
3.630% due 11/15/35 ~	892,810	943,336
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,100,000	1,133,059
Tiaa CLO III Ltd (Cayman) 1.373% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,836,361
Voya CLO Ltd (Cayman) 1.454% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	2,000,494

Total Asset-Backed Securities (Cost $112,392,192)		113,653,358

U.S. TREASURY OBLIGATIONS - 12.6%

U.S. Treasury Bonds - 3.0%
1.125% due 05/15/40	6,000,000	4,897,734
1.375% due 08/15/50	1,250,000	975,781

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.000% due 02/15/50	$1,750,000	$1,601,011
2.250% due 08/15/46	1,950,000	1,893,252
2.500% due 02/15/46	6,500,000	6,627,715
2.750% due 11/15/47	3,500,000	3,743,565

		19,739,058

U.S. Treasury Notes - 9.6%

0.250% due 05/31/25	9,000,000	8,829,492
0.250% due 06/30/25	12,000,000	11,759,531
0.250% due 10/31/25	6,000,000	5,843,320
0.500% due 06/30/27	10,000,000	9,545,508
0.500% due 10/31/27	3,000,000	2,841,914
0.625% due 05/15/30	3,500,000	3,185,820
1.250% due 07/31/23	7,000,000	7,169,942
1.250% due 08/31/24	8,500,000	8,722,627
1.625% due 05/15/26	1,000,000	1,033,047
2.000% due 11/30/22	3,000,000	3,093,047

		62,024,248

Total U.S. Treasury Obligations (Cost $82,807,151)		81,763,306

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%

Mexico Government (Mexico) 2.659% due 05/24/31	2,000,000	1,891,160

Total Foreign Government Bonds & Notes (Cost $2,000,000)		1,891,160

SHORT-TERM INVESTMENT - 8.5%

Repurchase Agreement - 8.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $54,818,887; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $55,915,327)	54,818,887	54,818,887

Total Short-Term Investment (Cost $54,818,887)		54,818,887

TOTAL INVESTMENTS - 105.7% (Cost $681,732,982)		685,565,130

OTHER ASSETS & LIABILITIES, NET - (5.7%)		(37,227,586)

NET ASSETS - 100.0%		$648,337,544

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Peraton Holding Corp µ	$793,101	$797,419	$4,318
TricorBraun Holdings, Inc.	44,376	44,040	(336)

	$837,477	$841,459	$3,982

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$318,001,916	$-	$318,001,916	$-
	Senior Loan Notes	101,422,092	-	101,422,092	-
	Mortgage-Backed Securities	14,014,411	-	14,014,411	-
	Asset-Backed Securities	113,653,358	-	113,653,358	-
	U.S. Treasury Obligations	81,763,306	-	81,763,306	-
	Foreign Government Bonds & Notes	1,891,160	-	1,891,160	-
	Short-Term Investment	54,818,887	-	54,818,887	-
	Unfunded Loan Commitment	841,459	-	841,459	-

	Total	$686,406,589	$-	$686,406,589	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.5%

Basic Materials - 1.4%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$500,000	$541,315
4.000% due 09/11/27 ~	1,080,000	1,191,661
4.750% due 04/10/27 ~	5,000,000	5,740,577
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	2,130,000	2,244,907
4.550% due 03/11/26	1,350,000	1,502,010
7.250% due 10/15/39	740,000	1,014,219
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	421,474
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,555,335
5.750% due 05/01/43	1,500,000	1,981,191
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	218,968
5.000% due 09/30/43	1,220,000	1,580,284
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,245,853
Freeport-McMoRan Inc 3.875% due 03/15/23	40,000	41,733
4.550% due 11/14/24	120,000	131,413
4.625% due 08/01/30	710,000	773,900
5.450% due 03/15/43	4,590,000	5,530,307
Glencore Funding LLC (Australia) 4.000% due 03/27/27 ~	5,530,000	6,102,295
4.125% due 05/30/23 ~	130,000	139,105
4.125% due 03/12/24 ~	6,520,000	7,065,979
4.625% due 04/29/24 ~	2,000,000	2,203,550
OCP SA (Morocco) 4.500% due 10/22/25 ~	1,600,000	1,699,288
Southern Copper Corp (Peru) 5.250% due 11/08/42	6,410,000	7,789,042
6.750% due 04/16/40	600,000	828,065
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	4,440,000	4,575,797
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,594,812
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	108,257
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,588,181
Yamana Gold Inc (Canada) 4.625% due 12/15/27	1,810,000	1,983,288

		64,392,806

Communications - 4.0%

Alphabet Inc 0.450% due 08/15/25	430,000	423,078
0.800% due 08/15/27	820,000	785,886
1.100% due 08/15/30	980,000	902,022
2.050% due 08/15/50	1,550,000	1,284,450
Altice France SA (France) 7.375% due 05/01/26 ~	4,670,000	4,863,104
Amazon.com Inc 0.800% due 06/03/25	2,100,000	2,093,699
1.200% due 06/03/27	2,570,000	2,516,446
1.500% due 06/03/30	2,430,000	2,318,451
2.500% due 06/03/50	2,080,000	1,864,165
3.150% due 08/22/27	2,710,000	2,967,703
3.875% due 08/22/37	1,310,000	1,502,797
4.050% due 08/22/47	2,720,000	3,188,803
4.250% due 08/22/57	390,000	467,511
4.950% due 12/05/44	190,000	250,252

	Principal Amount	Value
AT&T Inc 1.650% due 02/01/28	$3,200,000	$3,103,050
2.250% due 02/01/32	510,000	485,772
2.300% due 06/01/27	2,850,000	2,915,165
3.100% due 02/01/43	3,920,000	3,666,118
3.550% due 09/15/55 ~	3,014,000	2,763,400
4.350% due 06/15/45	744,000	814,842
CCO Holdings LLC 4.500% due 08/15/30 ~	170,000	173,477
4.500% due 05/01/32 ~	2,520,000	2,554,650
5.000% due 02/01/28 ~	940,000	995,131
5.125% due 05/01/27 ~	1,270,000	1,344,485
Charter Communications Operating LLC 4.200% due 03/15/28	2,890,000	3,187,480
4.800% due 03/01/50	540,000	580,649
4.908% due 07/23/25	4,310,000	4,888,743
5.375% due 04/01/38	2,870,000	3,386,577
5.750% due 04/01/48	2,070,000	2,522,154
6.384% due 10/23/35	270,000	350,168
6.484% due 10/23/45	650,000	848,037
6.834% due 10/23/55	370,000	507,336
Comcast Corp 3.100% due 04/01/25	110,000	118,909
3.150% due 03/01/26	1,270,000	1,379,550
3.250% due 11/01/39	190,000	195,995
3.300% due 04/01/27	1,510,000	1,647,966
3.400% due 04/01/30	1,000,000	1,083,548
3.400% due 07/15/46	170,000	176,233
3.450% due 02/01/50	1,330,000	1,376,476
3.750% due 04/01/40	220,000	241,712
3.950% due 10/15/25	6,050,000	6,761,432
4.000% due 03/01/48	270,000	302,263
4.150% due 10/15/28	3,990,000	4,569,193
4.250% due 10/15/30	2,390,000	2,748,321
4.700% due 10/15/48	320,000	396,386
5.650% due 06/15/35	290,000	382,461
6.500% due 11/15/35	1,530,000	2,168,022
CSC Holdings LLC 4.125% due 12/01/30 ~	5,860,000	5,826,481
DISH DBS Corp 5.875% due 11/15/24	2,011,000	2,106,090
7.750% due 07/01/26	760,000	839,800
FOX Corp 5.476% due 01/25/39	1,450,000	1,810,944
5.576% due 01/25/49	700,000	894,448
Prosus NV (China) 3.832% due 02/08/51 ~	450,000	396,222
4.027% due 08/03/50 ~	2,450,000	2,232,059
4.850% due 07/06/27 ~	2,510,000	2,817,412
Sprint Capital Corp 8.750% due 03/15/32	1,420,000	2,101,245
Sprint Corp 7.625% due 02/15/25	910,000	1,086,313
7.875% due 09/15/23	40,000	45,770
Sprint Spectrum Co LLC 3.360% due 09/20/21 ~	100,000	100,907
T-Mobile USA Inc 2.050% due 02/15/28 ~	380,000	373,073
2.250% due 02/15/26	410,000	413,460
2.550% due 02/15/31 ~	3,590,000	3,521,575
2.625% due 02/15/29	1,290,000	1,254,254
2.875% due 02/15/31	950,000	919,363
3.000% due 02/15/41 ~	330,000	306,908
3.300% due 02/15/51 ~	50,000	46,791
3.500% due 04/15/25 ~	6,930,000	7,483,568
3.500% due 04/15/31	1,500,000	1,513,125
3.750% due 04/15/27 ~	330,000	361,073
3.875% due 04/15/30 ~	3,880,000	4,216,047
6.000% due 03/01/23	60,000	60,450
6.000% due 04/15/24	40,000	40,350
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	680,000	737,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	$1,500,000	$1,835,512
Time Warner Cable LLC 5.500% due 09/01/41	250,000	296,834
6.750% due 06/15/39	1,310,000	1,759,186
7.300% due 07/01/38	4,010,000	5,582,140
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,434,675
Verizon Communications Inc 0.850% due 11/20/25	510,000	499,437
1.450% due 03/20/26	1,030,000	1,030,575
1.750% due 01/20/31	1,620,000	1,509,943
2.100% due 03/22/28	1,540,000	1,547,429
2.550% due 03/21/31	4,550,000	4,549,850
2.625% due 08/15/26	2,770,000	2,930,705
2.650% due 11/20/40	3,760,000	3,441,221
2.875% due 11/20/50	10,980,000	9,777,539
3.150% due 03/22/30	1,410,000	1,488,299
3.376% due 02/15/25	4,008,000	4,349,723
3.500% due 11/01/24	410,000	445,247
3.850% due 11/01/42	960,000	1,031,620
4.000% due 03/22/50	610,000	657,641
4.125% due 03/16/27	286,000	324,191
4.125% due 08/15/46	980,000	1,076,519
4.329% due 09/21/28	715,000	819,110
4.400% due 11/01/34	1,750,000	2,003,457
4.500% due 08/10/33	6,570,000	7,638,596
4.522% due 09/15/48	1,450,000	1,686,010
4.862% due 08/21/46	630,000	757,539
5.500% due 03/16/47	250,000	327,525
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	207,896
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	2,640,000	3,034,696

		187,612,439

Consumer, Cyclical - 3.1%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	442,615
Costco Wholesale Corp 1.375% due 06/20/27	2,890,000	2,882,519
1.600% due 04/20/30	1,650,000	1,581,549
Delta Air Lines Inc 2.900% due 10/28/24	2,160,000	2,161,260
3.400% due 04/19/21	2,910,000	2,910,000
3.625% due 03/15/22	1,200,000	1,213,591
3.800% due 04/19/23	520,000	531,462
4.500% due 10/20/25 ~	1,800,000	1,922,455
4.750% due 10/20/28 ~	1,650,000	1,795,650
7.000% due 05/01/25 ~	8,510,000	9,810,213
7.375% due 01/15/26	2,130,000	2,493,115
Dollar General Corp 3.250% due 04/15/23	170,000	178,927
Ford Motor Co 4.750% due 01/15/43	300,000	302,595
Ford Motor Credit Co LLC 2.900% due 02/16/28	650,000	625,300
3.339% due 03/28/22	200,000	203,002
3.664% due 09/08/24	270,000	279,931
4.000% due 11/13/30	4,360,000	4,330,526
4.125% due 08/17/27	1,590,000	1,643,662
5.125% due 06/16/25	200,000	216,250
5.875% due 08/02/21	1,860,000	1,887,342
General Motors Co 5.150% due 04/01/38	440,000	504,703
5.400% due 10/02/23	700,000	760,522
5.950% due 04/01/49	1,450,000	1,844,085
6.125% due 10/01/25	1,230,000	1,447,790
6.250% due 10/02/43	570,000	730,961

	Principal Amount	Value
General Motors Financial Co Inc 3.450% due 04/10/22	$720,000	$737,036
4.250% due 05/15/23	1,250,000	1,336,608
4.350% due 01/17/27	520,000	578,037
4.375% due 09/25/21	180,000	183,350
Hanesbrands Inc 4.625% due 05/15/24 ~	2,170,000	2,306,233
4.875% due 05/15/26 ~	690,000	740,888
5.375% due 05/15/25 ~	1,110,000	1,175,906
Hilton Domestic Operating Co Inc 3.625% due 02/15/32 ~	430,000	417,896
5.375% due 05/01/25 ~	800,000	844,000
5.750% due 05/01/28 ~	530,000	571,417
Hilton Worldwide Finance LLC 4.875% due 04/01/27	2,050,000	2,143,531
Las Vegas Sands Corp 2.900% due 06/25/25	7,200,000	7,376,722
3.200% due 08/08/24	4,710,000	4,913,801
Lennar Corp 4.500% due 04/30/24	1,160,000	1,263,988
4.750% due 05/30/25	200,000	223,125
4.750% due 11/29/27	2,150,000	2,471,145
5.000% due 06/15/27	80,000	92,200
Levi Strauss & Co 5.000% due 05/01/25	206,000	210,142
Lowe’s Cos Inc 4.500% due 04/15/30	710,000	819,585
McDonald’s Corp 1.450% due 09/01/25	260,000	262,705
3.300% due 07/01/25	1,100,000	1,191,975
3.500% due 03/01/27	1,530,000	1,679,514
3.500% due 07/01/27	1,390,000	1,530,288
3.600% due 07/01/30	1,050,000	1,146,624
3.625% due 09/01/49	190,000	198,862
3.700% due 01/30/26	2,270,000	2,503,384
3.800% due 04/01/28	740,000	820,095
4.200% due 04/01/50	1,860,000	2,117,996
MDC Holdings Inc 6.000% due 01/15/43	580,000	733,120
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	1,890,000	2,074,275
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	1,540,000	1,500,538
4.250% due 05/15/24 ~	1,684,000	1,705,437
Newell Brands Inc 4.350% due 04/01/23	989,000	1,044,631
4.700% due 04/01/26	10,000	11,048
NIKE Inc 2.400% due 03/27/25	930,000	981,016
2.750% due 03/27/27	1,510,000	1,610,788
2.850% due 03/27/30	1,520,000	1,602,261
3.250% due 03/27/40	750,000	789,111
3.375% due 03/27/50	5,190,000	5,458,220
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	2,080,000	2,177,406
3.522% due 09/17/25 ~	4,860,000	5,151,481
4.345% due 09/17/27 ~	4,500,000	4,897,907
Sands China Ltd (Macau) 3.800% due 01/08/26	950,000	1,013,812
4.600% due 08/08/23	4,000,000	4,287,560
5.125% due 08/08/25	1,030,000	1,153,976
5.400% due 08/08/28	620,000	709,863
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	2,350,000	2,661,175
Target Corp 2.250% due 04/15/25	1,690,000	1,771,977
The Home Depot Inc 2.500% due 04/15/27	1,050,000	1,106,698
2.700% due 04/15/30	1,130,000	1,178,901
3.300% due 04/15/40	1,230,000	1,295,918
3.350% due 04/15/50	3,510,000	3,647,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.900% due 12/06/28	$190,000	$217,900
3.900% due 06/15/47	210,000	236,612
The TJX Cos Inc 3.500% due 04/15/25	1,100,000	1,200,254
3.750% due 04/15/27	340,000	379,076
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	806,575
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,307,044
Walmart Inc 3.400% due 06/26/23	610,000	650,840
3.550% due 06/26/25	530,000	584,568
3.700% due 06/26/28	4,540,000	5,109,257
Wynn Macau Ltd (Macau) 5.125% due 12/15/29 ~	340,000	349,104
5.625% due 08/26/28 ~	2,500,000	2,617,937

		144,580,398

Consumer, Non-Cyclical - 6.9%

Abbott Laboratories 3.750% due 11/30/26	1,845,000	2,072,475
4.750% due 11/30/36	1,700,000	2,107,192
4.900% due 11/30/46	1,560,000	2,036,539
AbbVie Inc 2.300% due 11/21/22	7,590,000	7,811,961
2.600% due 11/21/24	7,360,000	7,774,636
2.950% due 11/21/26	1,590,000	1,694,127
3.200% due 11/21/29	4,960,000	5,280,197
3.450% due 03/15/22	1,420,000	1,452,948
3.600% due 05/14/25	1,600,000	1,744,030
3.750% due 11/14/23	370,000	398,709
3.800% due 03/15/25	5,830,000	6,373,929
4.250% due 11/21/49	4,060,000	4,601,898
Aetna Inc 2.800% due 06/15/23	540,000	563,501
Altria Group Inc 2.350% due 05/06/25	3,960,000	4,109,004
2.450% due 02/04/32	390,000	372,949
3.400% due 02/04/41	2,610,000	2,425,054
3.875% due 09/16/46	820,000	796,880
4.400% due 02/14/26	2,998,000	3,383,587
4.750% due 05/05/21	2,980,000	2,990,879
4.800% due 02/14/29	276,000	317,331
5.800% due 02/14/39	1,040,000	1,271,296
5.950% due 02/14/49	3,420,000	4,267,734
6.200% due 02/14/59	270,000	329,973
Amgen Inc 3.625% due 05/22/24	590,000	637,269
4.663% due 06/15/51	289,000	351,389
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	1,450,000	1,595,275
4.900% due 02/01/46	4,300,000	5,148,173
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	2,430,000	2,634,621
4.000% due 04/13/28	1,160,000	1,293,563
4.350% due 06/01/40	1,540,000	1,745,693
4.500% due 06/01/50	2,870,000	3,261,842
4.750% due 01/23/29	450,000	526,186
5.550% due 01/23/49	1,370,000	1,772,010
Anthem Inc 2.950% due 12/01/22	490,000	509,141
3.125% due 05/15/22	3,300,000	3,400,061
3.350% due 12/01/24	560,000	606,017
3.650% due 12/01/27	1,830,000	2,021,204
3.700% due 08/15/21	220,000	220,813
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27	9,180,000	9,777,671
4.540% due 08/15/47	5,450,000	5,495,872
Bausch Health Americas Inc 9.250% due 04/01/26 ~	670,000	743,231

	Principal Amount	Value
Bausch Health Cos Inc 5.000% due 01/30/28 ~	$2,560,000	$2,595,200
5.250% due 01/30/30 ~	8,580,000	8,634,226
5.250% due 02/15/31 ~	1,150,000	1,146,659
5.500% due 11/01/25 ~	60,000	61,703
6.250% due 02/15/29 ~	2,740,000	2,916,458
7.250% due 05/30/29 ~	800,000	894,348
9.000% due 12/15/25 ~	880,000	957,744
Becton Dickinson & Co 4.685% due 12/15/44	813,000	970,886
Becton Dickinson and Co 3.363% due 06/06/24	4,810,000	5,169,241
3.734% due 12/15/24	993,000	1,085,209
Bristol-Myers Squibb Co 2.250% due 08/15/21	1,680,000	1,692,329
2.600% due 05/16/22	2,260,000	2,318,421
2.900% due 07/26/24	1,244,000	1,329,985
3.200% due 06/15/26	3,290,000	3,581,199
3.400% due 07/26/29	1,530,000	1,673,786
3.550% due 08/15/22	910,000	949,045
3.875% due 08/15/25	862,000	959,091
5.000% due 08/15/45	2,018,000	2,598,667
Cargill Inc 1.375% due 07/23/23 ~	1,660,000	1,694,683
Centene Corp 3.375% due 02/15/30	370,000	374,046
4.625% due 12/15/29	380,000	411,768
5.375% due 06/01/26 ~	410,000	429,250
Cigna Corp 3.750% due 07/15/23	2,027,000	2,168,462
4.125% due 11/15/25	1,010,000	1,126,847
4.375% due 10/15/28	8,010,000	9,172,668
4.900% due 12/15/48	3,370,000	4,137,817
CommonSpirit Health 4.350% due 11/01/42	420,000	464,820
Constellation Brands Inc 4.250% due 05/01/23	590,000	633,170
CVS Health Corp 2.750% due 12/01/22	2,160,000	2,231,419
3.625% due 04/01/27	550,000	604,461
3.700% due 03/09/23	263,000	279,189
3.750% due 04/01/30	1,410,000	1,539,850
3.875% due 07/20/25	1,278,000	1,413,445
4.125% due 04/01/40	580,000	642,190
4.250% due 04/01/50	180,000	202,398
4.300% due 03/25/28	9,007,000	10,234,229
5.050% due 03/25/48	7,450,000	9,160,341
5.125% due 07/20/45	1,440,000	1,765,521
CVS Pass-Through Trust 5.298% due 01/11/27 ~	389,710	427,005
6.036% due 12/10/28	2,093,314	2,443,194
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,562,687
2.589% due 11/02/23 ~	4,030,000	4,208,209
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	2,530,000	2,604,677
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,952,089
Fresenius Medical Care US Finance II Inc (Germany) 5.875% due 01/31/22 ~	1,160,000	1,207,284
Gilead Sciences Inc 3.650% due 03/01/26	1,660,000	1,824,441
4.750% due 03/01/46	2,400,000	2,907,604
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	143,938
HCA Inc 3.500% due 09/01/30	730,000	737,023
4.500% due 02/15/27	110,000	123,468
4.750% due 05/01/23	720,000	776,278

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.000% due 03/15/24	$1,333,000	$1,483,784
5.250% due 06/15/26	180,000	207,015
5.375% due 02/01/25	1,287,000	1,437,579
5.375% due 09/01/26	980,000	1,106,787
5.500% due 06/15/47	640,000	797,819
5.625% due 09/01/28	200,000	230,355
5.875% due 02/01/29	630,000	735,024
Humana Inc 3.150% due 12/01/22	970,000	1,005,663
3.950% due 03/15/27	2,781,000	3,104,393
4.500% due 04/01/25	300,000	337,210
4.625% due 12/01/42	1,090,000	1,269,606
4.800% due 03/15/47	130,000	155,952
4.950% due 10/01/44	610,000	733,999
Johnson & Johnson 0.550% due 09/01/25	1,190,000	1,180,929
0.950% due 09/01/27	2,380,000	2,315,254
3.625% due 03/03/37	3,810,000	4,311,236
Kraft Heinz Foods Co 3.000% due 06/01/26	1,767,000	1,860,768
4.250% due 03/01/31	420,000	462,948
4.375% due 06/01/46	560,000	586,746
4.625% due 10/01/39	30,000	32,513
4.875% due 10/01/49	980,000	1,101,812
5.000% due 06/04/42	210,000	236,654
5.200% due 07/15/45	990,000	1,147,456
5.500% due 06/01/50	830,000	1,018,490
6.750% due 03/15/32	50,000	65,291
6.875% due 01/26/39	140,000	193,304
7.125% due 08/01/39 ~	30,000	41,993
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,460,936
4.875% due 05/15/28 ~	110,000	118,984
Mars Inc 2.700% due 04/01/25 ~	1,590,000	1,683,336
3.200% due 04/01/30 ~	850,000	908,665
Medtronic Inc 3.500% due 03/15/25	984,000	1,079,866
Merck & Co Inc 0.750% due 02/24/26	1,980,000	1,956,005
1.450% due 06/24/30	1,150,000	1,097,010
Molson Coors Beverage Co 3.500% due 05/01/22	500,000	515,989
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,076,153
Mondelez International Inc 1.500% due 05/04/25	2,580,000	2,610,636
PayPal Holdings Inc 1.350% due 06/01/23	1,470,000	1,496,787
1.650% due 06/01/25	1,530,000	1,559,690
PepsiCo Inc 0.750% due 05/01/23	1,930,000	1,949,174
1.625% due 05/01/30	1,590,000	1,521,908
2.250% due 03/19/25	190,000	200,194
2.625% due 03/19/27	190,000	202,310
2.875% due 10/15/49	570,000	552,713
3.625% due 03/19/50	270,000	298,359
3.875% due 03/19/60	460,000	520,106
Pfizer Inc 0.800% due 05/28/25	2,510,000	2,493,604
1.700% due 05/28/30	1,580,000	1,528,768
2.625% due 04/01/30	1,600,000	1,662,157
Philip Morris International Inc 1.125% due 05/01/23	980,000	994,620
2.100% due 05/01/30	1,090,000	1,052,879
2.500% due 08/22/22	2,560,000	2,635,221
2.500% due 11/02/22	2,670,000	2,756,886
2.900% due 11/15/21	1,460,000	1,484,196
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,364,958

	Principal Amount	Value
Primo Water Holdings Inc (Canada) 5.500% due 04/01/25 ~	$1,530,000	$1,574,446
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	1,090,000	1,287,454
Service Corp International 7.500% due 04/01/27	510,000	611,266
Spectrum Brands Inc 5.000% due 10/01/29 ~	100,000	105,750
5.750% due 07/15/25	42,000	43,365
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	1,020,000	1,024,462
3.650% due 11/10/21	40,000	40,413
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	2,630,000	2,631,644
2.800% due 07/21/23	2,630,000	2,621,584
3.150% due 10/01/26	6,335,000	6,065,762
4.100% due 10/01/46	2,080,000	1,831,544
6.000% due 04/15/24	250,000	266,831
7.125% due 01/31/25	1,560,000	1,726,421
The Coca-Cola Co 1.450% due 06/01/27	1,820,000	1,811,893
2.500% due 06/01/40	70,000	65,883
2.600% due 06/01/50	700,000	635,068
2.950% due 03/25/25	740,000	799,029
3.375% due 03/25/27	1,600,000	1,768,346
The Hershey Co 0.900% due 06/01/25	490,000	485,978
The Procter & Gamble Co 2.800% due 03/25/27	300,000	323,502
3.000% due 03/25/30	870,000	937,187
United Rentals North America Inc 3.875% due 11/15/27	1,390,000	1,442,125
3.875% due 02/15/31	1,850,000	1,862,719
5.500% due 05/15/27	800,000	854,700
UnitedHealth Group Inc 1.250% due 01/15/26	590,000	590,104
2.000% due 05/15/30	560,000	551,514
2.375% due 10/15/22	240,000	247,614
2.875% due 12/15/21	1,130,000	1,150,936
3.125% due 05/15/60	200,000	196,996
3.500% due 06/15/23	540,000	576,517
3.750% due 07/15/25	1,580,000	1,750,895
3.875% due 08/15/59	1,400,000	1,566,664
4.250% due 06/15/48	420,000	501,548
4.450% due 12/15/48	1,100,000	1,352,229
5.700% due 10/15/40	10,000	13,875
5.800% due 03/15/36	860,000	1,168,587

		322,483,069

Energy - 5.8%

Apache Corp 3.250% due 04/15/22	387,000	391,354
4.250% due 01/15/44	3,240,000	2,924,068
4.375% due 10/15/28	4,355,000	4,348,467
4.750% due 04/15/43	1,310,000	1,216,990
6.000% due 01/15/37	562,000	615,924
BP Capital Markets America Inc 2.937% due 04/06/23	160,000	168,122
3.000% due 02/24/50	3,670,000	3,370,178
3.119% due 05/04/26	1,990,000	2,142,607
3.216% due 11/28/23	960,000	1,024,383
3.410% due 02/11/26	5,590,000	6,085,562
3.633% due 04/06/30	1,110,000	1,218,094
3.790% due 02/06/24	350,000	379,881
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	520,000	567,319
3.535% due 11/04/24	350,000	382,582
Cameron LNG LLC 3.302% due 01/15/35 ~	2,620,000	2,696,837
2.902% due 07/15/31 ~	540,000	546,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Cheniere Energy Inc 4.625% due 10/15/28 ~	$1,020,000	$1,060,586
Chevron Corp 1.554% due 05/11/25	1,950,000	1,990,949
1.995% due 05/11/27	720,000	736,738
3.078% due 05/11/50	220,000	210,904
Chevron USA Inc 3.850% due 01/15/28	2,770,000	3,089,258
4.950% due 08/15/47	620,000	781,364
5.250% due 11/15/43	770,000	998,332
6.000% due 03/01/41	370,000	514,110
Cimarex Energy Co 3.900% due 05/15/27	4,630,000	5,044,357
4.375% due 06/01/24	240,000	261,196
4.375% due 03/15/29	1,710,000	1,894,445
ConocoPhillips 3.750% due 10/01/27 ~	650,000	718,826
4.300% due 08/15/28 ~	4,380,000	4,969,649
6.500% due 02/01/39	370,000	528,721
Continental Resources Inc 3.800% due 06/01/24	730,000	749,619
4.375% due 01/15/28	1,750,000	1,842,312
4.500% due 04/15/23	850,000	881,900
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	505,125
Devon Energy Corp 4.750% due 05/15/42	70,000	74,462
5.000% due 06/15/45	8,580,000	9,395,976
5.600% due 07/15/41	1,240,000	1,433,244
Diamondback Energy Inc 3.500% due 12/01/29	3,280,000	3,406,619
Ecopetrol SA (Colombia) 5.875% due 05/28/45	4,980,000	5,323,520
Energy Transfer Operating LP 2.900% due 05/15/25	1,010,000	1,052,023
3.750% due 05/15/30	5,370,000	5,542,545
4.950% due 06/15/28	680,000	761,412
5.250% due 04/15/29	410,000	467,000
6.250% due 04/15/49	2,500,000	2,940,756
6.750% due 05/15/25	1,430,000	1,371,013
6.750% due 12/31/99	1,430,000	1,438,643
7.600% due 02/01/24	1,560,000	1,792,997
Energy Transfer Partners LP 4.500% due 11/01/23	520,000	560,047
5.875% due 03/01/22	210,000	217,135
Enterprise Products Operating LLC 2.800% due 01/31/30	3,620,000	3,741,808
3.700% due 01/31/51	3,060,000	3,017,961
3.950% due 01/31/60	400,000	401,927
4.150% due 10/16/28	4,710,000	5,313,557
4.200% due 01/31/50	2,900,000	3,097,969
4.800% due 02/01/49	1,000,000	1,150,148
4.850% due 03/15/44	420,000	484,947
7.550% due 04/15/38	360,000	528,705
EOG Resources Inc 3.900% due 04/01/35	1,460,000	1,580,353
4.150% due 01/15/26	1,460,000	1,640,775
4.375% due 04/15/30	460,000	528,870
4.950% due 04/15/50	2,150,000	2,629,216
EQT Corp 3.000% due 10/01/22	1,970,000	2,006,248
3.900% due 10/01/27	500,000	510,938
5.000% due 01/15/29	30,000	32,175
7.625% due 02/01/25	120,000	138,274
Exxon Mobil Corp 1.571% due 04/15/23	300,000	307,476
2.992% due 03/19/25	4,550,000	4,879,287
3.043% due 03/01/26	2,840,000	3,066,495
3.482% due 03/19/30	3,590,000	3,902,335
4.114% due 03/01/46	3,750,000	4,127,286
4.327% due 03/19/50	220,000	252,948

	Principal Amount	Value
Halliburton Co 3.800% due 11/15/25	$199,000	$218,983
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	1,310,000	1,554,631
6.375% due 10/24/48 ~	1,500,000	1,921,747
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,501,051
Kinder Morgan Inc 4.300% due 03/01/28	820,000	917,894
5.200% due 03/01/48	60,000	68,623
5.550% due 06/01/45	210,000	251,651
MEG Energy Corp (Canada) 5.875% due 02/01/29 ~	310,000	311,550
MPLX LP 4.500% due 04/15/38	2,070,000	2,265,384
4.700% due 04/15/48	450,000	488,372
4.800% due 02/15/29	2,770,000	3,178,374
4.875% due 12/01/24	1,670,000	1,875,015
5.500% due 02/15/49	2,810,000	3,306,245
Occidental Petroleum Corp 2.900% due 08/15/24	3,260,000	3,228,345
3.000% due 02/15/27	870,000	820,258
3.400% due 04/15/26	1,890,000	1,837,552
4.100% due 02/15/47	2,510,000	2,015,894
4.200% due 03/15/48	1,200,000	976,620
4.400% due 04/15/46	510,000	437,654
4.625% due 06/15/45	1,280,000	1,123,328
5.550% due 03/15/26	2,110,000	2,234,532
6.450% due 09/15/36	1,610,000	1,779,469
6.600% due 03/15/46	5,240,000	5,590,949
7.875% due 09/15/31	2,702,000	3,185,037
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,501,000	14,938,721
5.750% due 02/01/29	2,900,000	3,169,584
6.250% due 03/17/24	2,350,000	2,608,241
7.250% due 03/17/44	3,430,000	3,933,524
7.375% due 01/17/27	1,440,000	1,711,836
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	520,000	433,090
6.625% due 06/15/35	160,000	152,455
6.875% due 08/04/26	4,350,000	4,664,157
Pioneer Natural Resources Co 1.125% due 01/15/26	410,000	402,899
2.150% due 01/15/31	1,800,000	1,703,233
Range Resources Corp 4.875% due 05/15/25	920,000	912,180
5.000% due 03/15/23	3,020,000	3,074,737
5.875% due 07/01/22	34,000	34,319
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,162,820
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,886,420
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	1,510,000	1,561,265
2.875% due 05/10/26	790,000	843,913
3.250% due 04/06/50	5,390,000	5,290,538
4.375% due 05/11/45	2,050,000	2,403,453
4.550% due 08/12/43	1,200,000	1,429,280
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	2,510,000	2,760,129
Sunoco Logistics Partners Operations LP 5.300% due 04/01/44	160,000	168,895
Targa Resources Partners LP 4.000% due 01/15/32 ~	170,000	160,101
4.250% due 11/15/23	510,000	513,369
4.875% due 02/01/31 ~	1,220,000	1,237,995
5.375% due 02/01/27	180,000	187,088
5.500% due 03/01/30	540,000	567,508
5.875% due 04/15/26	250,000	262,188
6.500% due 07/15/27	530,000	577,265

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.875% due 01/15/29	$270,000	$297,965
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	8,820,000	8,792,425
The Williams Cos Inc 3.750% due 06/15/27	2,810,000	3,065,576
7.500% due 01/15/31	6,475,000	8,584,797
7.750% due 06/15/31	100,000	132,028
Western Midstream Operating LP 2.325% (USD LIBOR + 1.850%) due 01/13/23 §	550,000	539,256
4.350% due 02/01/25	1,580,000	1,637,812
4.500% due 03/01/28	680,000	709,322
4.650% due 07/01/26	990,000	1,046,029
5.300% due 02/01/30	3,924,000	4,266,232
6.500% due 02/01/50	1,190,000	1,288,818
WPX Energy Inc 8.250% due 08/01/23	3,290,000	3,783,500

		267,958,026

Financial - 12.4%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,488,835
AerCap Ireland Capital DAC (Ireland) 3.150% due 02/15/24	2,180,000	2,272,649
Air Lease Corp 3.375% due 07/01/25	1,160,000	1,226,478
Ambac Assurance Corp 5.100% due 06/07/21 ~	111,048	152,691
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	402,809	404,319
American International Group Inc 2.500% due 06/30/25	4,990,000	5,238,711
3.750% due 07/10/25	2,610,000	2,852,544
Banco Santander SA (Spain) 1.344% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,014,376
2.746% due 05/28/25	5,200,000	5,438,442
3.848% due 04/12/23	3,200,000	3,404,818
Bank of America Corp 2.592% due 04/29/31	9,420,000	9,411,667
3.004% due 12/20/23	8,404,000	8,743,464
3.300% due 01/11/23	3,190,000	3,352,181
3.419% due 12/20/28	7,274,000	7,816,103
3.500% due 04/19/26	5,410,000	5,934,844
3.550% due 03/05/24	3,370,000	3,556,595
3.593% due 07/21/28	1,290,000	1,400,829
3.974% due 02/07/30	3,230,000	3,588,586
4.000% due 04/01/24	2,280,000	2,492,697
4.083% due 03/20/51	5,320,000	5,917,223
4.125% due 01/22/24	11,745,000	12,844,074
4.200% due 08/26/24	4,930,000	5,440,174
4.250% due 10/22/26	310,000	347,890
4.330% due 03/15/50	3,330,000	3,846,327
4.450% due 03/03/26	660,000	742,347
5.000% due 01/21/44	370,000	455,962
Bank of Montreal (Canada) 1.850% due 05/01/25	3,210,000	3,292,263
3.803% due 12/15/32	550,000	604,874
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,290,000	1,308,026
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	8,028,610
5.088% due 06/20/30	4,250,000	4,816,789
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	3,969,332
BNP Paribas SA (France) 2.219% due 06/09/26 ~	2,260,000	2,318,829
2.824% due 01/26/41 ~	2,000,000	1,801,143
3.375% due 01/09/25 ~	910,000	977,888

	Principal Amount	Value
4.375% due 03/01/33 ~	$970,000	$1,057,863
4.400% due 08/14/28 ~	6,280,000	7,163,470
4.625% due 03/13/27 ~	1,110,000	1,245,182
4.705% due 01/10/25 ~	4,970,000	5,468,463
5.198% due 01/10/30 ~	920,000	1,089,130
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,534,605
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,806,440
Chubb INA Holdings Inc 3.350% due 05/03/26	440,000	479,808
CIT Group Inc 4.750% due 02/16/24	910,000	991,049
5.250% due 03/07/25	930,000	1,049,156
Citigroup Inc 1.678% due 05/15/24	1,910,000	1,949,919
3.106% due 04/08/26	1,310,000	1,399,435
3.500% due 05/15/23	2,380,000	2,518,981
3.980% due 03/20/30	6,000,000	6,649,199
4.075% due 04/23/29	5,400,000	6,011,216
4.400% due 06/10/25	4,900,000	5,448,138
4.412% due 03/31/31	7,150,000	8,168,887
4.450% due 09/29/27	1,330,000	1,502,302
4.650% due 07/30/45	3,761,000	4,506,049
4.650% due 07/23/48	2,210,000	2,716,326
4.750% due 05/18/46	440,000	525,163
5.300% due 05/06/44	240,000	304,184
5.500% due 09/13/25	4,580,000	5,313,862
5.950% due 01/30/23	1,820,000	1,910,078
5.950% due 05/15/25	3,580,000	3,866,400
6.300% due 05/15/24	2,520,000	2,683,321
6.625% due 06/15/32	480,000	636,471
6.675% due 09/13/43	580,000	848,806
8.125% due 07/15/39	200,000	328,751
Cooperatieve Rabobank UA (Netherlands) 1.339% due 06/24/26 ~	250,000	248,107
4.375% due 08/04/25	6,300,000	6,981,127
4.625% due 12/01/23	5,190,000	5,690,668
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,521,717
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,675,820
Credit Suisse Group AG (Switzerland) 4.550% due 04/17/26	440,000	492,590
2.193% due 06/05/26 ~	8,490,000	8,636,616
2.593% due 09/11/25 ~	250,000	259,372
4.194% due 04/01/31 ~	7,550,000	8,222,359
Danske Bank AS (Denmark) 1.226% due 06/22/24 ~	3,400,000	3,433,707
3.001% due 09/20/22 ~	1,750,000	1,767,919
3.244% due 12/20/25 ~	800,000	852,697
5.000% due 01/12/22 ~	4,450,000	4,600,307
5.375% due 01/12/24 ~	4,050,000	4,519,059
GE Capital International Funding Co Unlimited Co 3.373% due 11/15/25	2,577,000	2,796,028
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 04/26/21 §	398,000	378,836
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	685,415
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,834,975
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	200,000	203,577
3.973% due 05/22/30	1,480,000	1,603,194
4.250% due 03/14/24	2,900,000	3,157,989
4.250% due 08/18/25	4,460,000	4,908,945
4.950% due 03/31/30	220,000	257,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
International Lease Finance Corp 5.875% due 08/15/22	$910,000	$973,359
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,159,577
3.375% due 01/12/23 ~	1,040,000	1,084,364
5.017% due 06/26/24 ~	10,470,000	11,441,632
5.710% due 01/15/26 ~	350,000	392,525
JPMorgan Chase & Co 1.514% due 06/01/24	5,070,000	5,176,864
2.083% due 04/22/26	3,000,000	3,082,987
2.522% due 04/22/31	6,340,000	6,331,740
3.109% due 04/22/51	460,000	451,360
3.875% due 09/10/24	4,840,000	5,308,686
4.023% due 12/05/24	4,730,000	5,133,645
4.203% due 07/23/29	3,010,000	3,408,412
4.250% due 10/01/27	870,000	986,581
4.452% due 12/05/29	7,410,000	8,493,467
4.950% due 06/01/45	5,380,000	6,727,681
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	448,526
Lloyds Banking Group PLC (United Kingdom) 3.900% due 03/12/24	1,910,000	2,075,316
4.375% due 03/22/28	6,140,000	6,897,724
Mastercard Inc 3.850% due 03/26/50	1,930,000	2,190,914
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,138,816
Morgan Stanley 2.188% due 04/28/26	4,770,000	4,931,393
2.699% due 01/22/31	6,350,000	6,468,874
3.622% due 04/01/31	7,580,000	8,239,473
3.737% due 04/24/24	2,230,000	2,371,455
3.772% due 01/24/29	200,000	218,880
4.431% due 01/23/30	170,000	194,782
National Securities Clearing Corp 1.200% due 04/23/23 ~	1,470,000	1,493,139
1.500% due 04/23/25 ~	1,000,000	1,010,447
Natwest Group PLC (United Kingdom) 4.519% due 06/25/24	200,000	216,031
4.892% due 05/18/29	780,000	889,692
5.076% due 01/27/30	500,000	579,097
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,279,484
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	7,870,000	7,908,260
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,687,615
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	260,000	271,660
5.250% due 08/15/22 ~	101,000	106,065
5.500% due 02/15/24 ~	630,000	685,276
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	639,276
Royal Bank of Canada (Canada) 1.150% due 06/10/25	1,730,000	1,729,812
1.600% due 04/17/23	2,760,000	2,827,681
3.200% due 04/30/21	1,740,000	1,743,722
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	505,174
Standard Chartered PLC (United Kingdom) 1.722% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,666,000
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,331,867
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,837,867
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,236,344

	Principal Amount	Value
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	$132,000	$190,955
The Bank of New York Mellon Corp 1.600% due 04/24/25	970,000	989,109
The Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,816,203
The Goldman Sachs Group Inc 3.200% due 02/23/23	1,780,000	1,863,153
3.500% due 04/01/25	2,050,000	2,221,811
3.500% due 11/16/26	2,430,000	2,635,453
3.625% due 02/20/24	3,000,000	3,231,473
3.850% due 07/08/24	1,690,000	1,837,568
4.223% due 05/01/29	3,130,000	3,513,454
4.250% due 10/21/25	4,270,000	4,769,161
4.750% due 10/21/45	1,040,000	1,283,886
5.150% due 05/22/45	3,100,000	3,886,497
5.250% due 07/27/21	2,570,000	2,609,803
5.750% due 01/24/22	400,000	417,482
5.950% due 01/15/27	1,733,000	2,098,997
6.250% due 02/01/41	8,560,000	12,132,523
6.750% due 10/01/37	2,145,000	3,037,256
The Toronto-Dominion Bank (Canada) 0.750% due 06/12/23	3,390,000	3,415,727
1.150% due 06/12/25	1,720,000	1,722,219
3.250% due 06/11/21	2,100,000	2,111,864
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,320,000	2,352,432
UBS Group AG (Switzerland) 2.859% due 08/15/23 ~	580,000	598,063
3.491% due 05/23/23 ~	5,620,000	5,801,343
4.125% due 09/24/25 ~	2,340,000	2,599,431
7.000% due 01/31/24 ~	9,870,000	10,847,969
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,390,000	5,619,496
US Bancorp 1.450% due 05/12/25	3,820,000	3,874,524
USAA Capital Corp 1.500% due 05/01/23 ~	300,000	306,572
Visa Inc 3.150% due 12/14/25	3,940,000	4,300,050
4.300% due 12/14/45	3,020,000	3,651,111
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,597,235
Wells Fargo & Co 2.188% due 04/30/26	3,060,000	3,160,009
2.879% due 10/30/30	3,860,000	3,979,246
3.000% due 10/23/26	3,850,000	4,111,253
3.450% due 02/13/23	2,330,000	2,455,307
3.750% due 01/24/24	3,780,000	4,089,158
4.150% due 01/24/29	1,150,000	1,297,033
4.400% due 06/14/46	1,650,000	1,842,528
4.478% due 04/04/31	5,150,000	5,935,045
4.600% due 04/01/21	6,240,000	6,240,000
4.650% due 11/04/44	1,600,000	1,848,215
4.750% due 12/07/46	2,550,000	3,016,836
4.900% due 11/17/45	4,920,000	5,923,005
5.013% due 04/04/51	17,920,000	23,020,176
5.375% due 11/02/43	2,030,000	2,546,460
5.606% due 01/15/44	1,567,000	2,019,976

		576,193,925

Industrial - 2.3%

3M Co 2.375% due 08/26/29	1,550,000	1,581,713
3.050% due 04/15/30	340,000	361,328
3.700% due 04/15/50	3,900,000	4,247,597
Carrier Global Corp 3.377% due 04/05/40	770,000	770,092
3.577% due 04/05/50	210,000	206,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Deere & Co
3.100% due 04/15/30	$370,000	$396,045
3.750% due 04/15/50	1,750,000	1,972,875
Eaton Corp
2.750% due 11/02/22	3,849,000	3,994,641
4.150% due 11/02/42	590,000	667,356
General Dynamics Corp
3.250% due 04/01/25	630,000	682,540
3.500% due 05/15/25	240,000	262,539
4.250% due 04/01/40	100,000	117,949
4.250% due 04/01/50	680,000	814,664
General Electric Co
3.450% due 05/01/27	350,000	380,390
3.625% due 05/01/30	720,000	776,081
4.250% due 05/01/40	750,000	824,287
4.350% due 05/01/50	960,000	1,068,260
5.875% due 01/14/38	450,000	583,333
6.150% due 08/07/37	317,000	417,424
6.750% due 03/15/32	400,000	536,410
6.875% due 01/10/39	9,486,000	13,363,753
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	930,000	959,644
Honeywell International Inc 1.350% due 06/01/25	1,200,000	1,218,046
L3Harris Technologies Inc
4.854% due 04/27/35	530,000	643,862
5.054% due 04/27/45	1,470,000	1,830,172
Lockheed Martin Corp
3.100% due 01/15/23	300,000	313,584
3.550% due 01/15/26	3,240,000	3,574,656
4.500% due 05/15/36	580,000	701,455
Northrop Grumman Corp 2.930% due 01/15/25	2,560,000	2,725,698
3.250% due 01/15/28	5,430,000	5,830,312
5.250% due 05/01/50	1,270,000	1,651,233
Otis Worldwide Corp 2.056% due 04/05/25	870,000	896,636
Raytheon Technologies Corp
3.950% due 08/16/25	1,700,000	1,889,184
4.125% due 11/16/28	560,000	631,040
4.500% due 06/01/42	540,000	645,331
2.250% due 07/01/30	1,600,000	1,576,599
3.150% due 12/15/24	750,000	806,714
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,505,305
The Boeing Co
2.196% due 02/04/26	1,190,000	1,187,121
2.700% due 02/01/27	610,000	620,011
2.800% due 03/01/27	790,000	810,017
3.100% due 05/01/26	630,000	667,791
3.200% due 03/01/29	2,330,000	2,362,009
3.250% due 02/01/35	4,780,000	4,637,482
3.550% due 03/01/38	460,000	445,970
3.750% due 02/01/50	1,380,000	1,324,113
4.875% due 05/01/25	5,450,000	6,072,733
5.150% due 05/01/30	2,660,000	3,066,961
5.705% due 05/01/40	2,190,000	2,684,854
5.805% due 05/01/50	6,960,000	8,782,651
5.930% due 05/01/60	150,000	192,976
Union Pacific Corp
due 04/06/36 # ~	1,810,000	1,809,542
2.150% due 02/05/27	1,430,000	1,472,691
2.400% due 02/05/30	2,070,000	2,078,364
3.750% due 07/15/25	1,210,000	1,330,377
3.750% due 02/05/70	1,950,000	2,003,160
3.839% due 03/20/60	365,000	389,522
3.950% due 09/10/28	1,810,000	2,030,501
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,890,851
4.150% due 07/15/49	590,000	676,359

	Principal Amount	Value
WestRock RKT LLC 4.000% due 03/01/23	$1,150,000	$1,211,612

		109,173,004

Technology - 1.6%

Apple Inc
1.125% due 05/11/25	4,140,000	4,169,432
2.450% due 08/04/26	3,590,000	3,784,751
Broadcom Inc
3.150% due 11/15/25	3,180,000	3,391,500
4.700% due 04/15/25	3,900,000	4,398,207
Intel Corp
3.700% due 07/29/25	890,000	982,223
4.600% due 03/25/40	420,000	508,194
4.750% due 03/25/50	1,990,000	2,498,693
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,458,787
Micron Technology Inc 2.497% due 04/24/23	1,560,000	1,620,473
Microsoft Corp
2.400% due 08/08/26	9,230,000	9,765,490
2.525% due 06/01/50	841,000	767,329
2.675% due 06/01/60	192,000	176,662
2.700% due 02/12/25	1,080,000	1,155,297
2.875% due 02/06/24	4,410,000	4,705,392
2.921% due 03/17/52	1,497,000	1,479,098
3.041% due 03/17/62	908,000	893,302
3.300% due 02/06/27	2,650,000	2,927,081
3.450% due 08/08/36	72,000	79,889
NVIDIA Corp
2.850% due 04/01/30	830,000	872,679
3.500% due 04/01/40	2,240,000	2,414,496
3.500% due 04/01/50	5,820,000	6,158,356
3.700% due 04/01/60	1,590,000	1,717,704
NXP BV (Netherlands) 2.700% due 05/01/25 ~	1,030,000	1,081,046
Oracle Corp
1.650% due 03/25/26	4,720,000	4,759,498
2.875% due 03/25/31	5,140,000	5,236,601
salesforce.com Inc
3.250% due 04/11/23	1,720,000	1,817,641
3.700% due 04/11/28	1,610,000	1,799,854
Texas Instruments Inc 1.750% due 05/04/30	1,040,000	1,002,021

		76,621,696

Utilities - 1.0%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	791,304
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	610,000	653,411
3.950% due 04/01/50	470,000	511,185
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,358,916
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,047,128
FirstEnergy Corp
4.400% due 07/15/27	6,750,000	7,263,903
4.750% due 03/15/23	4,980,000	5,249,672
5.350% due 07/15/47	900,000	1,012,299
7.375% due 11/15/31	14,350,000	19,211,621
Pacific Gas and Electric Co
1.750% due 06/16/22	2,610,000	2,614,065
2.100% due 08/01/27	810,000	794,217
2.500% due 02/01/31	1,010,000	953,756
3.300% due 08/01/40	210,000	190,735
3.500% due 08/01/50	490,000	426,682

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Virginia Electric & Power Co 6.350% due 11/30/37	$2,130,000	$2,972,541

		46,051,435

Total Corporate Bonds & Notes (Cost $1,684,228,861)		1,795,066,798

SENIOR LOAN NOTES - 5.8%

Basic Materials - 0.1%

Asplundh Tree Expert LLC Term B 1.944% (USD LIBOR + 1.750%) due 09/04/27 § µ	1,605,969	1,611,763
INEOS Styrolution US Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	1,910,000	1,905,703

		3,517,466

Communications - 0.9%

Altice France SA Term B12 (France) 3.794% (USD LIBOR + 3.688%) due 01/31/26 §	2,192,381	2,176,486
Charter Communications Operating LLC
Term B1 1.860% (USD LIBOR + 1.750%) due 04/30/25 §	5,936,762	5,930,689
Term B2 1.860% (USD LIBOR + 1.750%) due 02/01/27 §	496,222	494,267
Delta TopCo Inc Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	3,240,000	3,240,000
Entercom Media Corp Term B2 2.600% (USD LIBOR + 2.500%) due 11/17/24 §	335,184	328,742
Go Daddy Operating Co LLC Term B2 1.859% (USD LIBOR + 1.750%) due 02/15/24 §	1,234,144	1,226,290
iHeartCommunications Inc Term B 3.109% (USD LIBOR + 3.000%) due 05/01/26 §	3,463,536	3,428,592
Level 3 Financing Inc Term B 1.859% (USD LIBOR + 1.750%) due 03/01/27 §	5,490,816	5,428,061
Nexstar Broadcasting Inc Term B 2.615% (USD LIBOR + 2.500%) due 09/19/26 §	5,146,520	5,115,276
Terrier Media Buyer Inc Term B 3.609% (USD LIBOR + 3.500%) due 12/17/26 §	1,080,486	1,072,298
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	2,923,327	2,924,972
Virgin Media Bristol LLC
Term N 2.606% (USD LIBOR + 2.500%) due 01/31/28 §	4,871,848	4,835,031
Term Q due 01/31/29 µ	620,000	619,779
Zayo Group Holdings Inc Term B 3.109% (USD LIBOR + 3.000%) due 03/09/27 § µ	2,530,000	2,512,945
Ziggo Financing Partnership Term I (Netherlands) 2.606% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,284,571

		40,617,999

	Principal Amount	Value
Consumer, Cyclical - 1.4%

Academy Ltd 5.750% (USD LIBOR + 5.000%) due 11/06/27 §	$877,800	$879,336
Alterra Mountain Co Term B 2.859% (USD LIBOR + 2.750%) due 07/31/24 §	2,454,709	2,428,014
Aramark Services Inc
Term B3 1.859% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	864,479
Term B4 1.859% (USD LIBOR + 1.750%) due 01/15/27 §	772,200	762,065
BJ’s Wholesale Club Inc Term B 2.106% (USD LIBOR + 2.000%) due 02/03/24 §	455,511	455,847
Caesars Resort Collection LLC Term B 2.859% (USD LIBOR + 2.750%) due 12/22/24 §	6,114,831	6,026,931
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	3,205,628	3,169,786
Clarios Global LP
Term B 3.359% (USD LIBOR + 3.500%) due 04/30/26 §	2,493,750	2,483,880
3.615% (USD LIBOR + 3.250%) due 04/30/26 §	1,716,268	1,701,251
Delta 2 SARL Term B3 (Luxembourg) 3.500% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	158,633
Four Seasons Hotels Ltd TermB (Canada) 2.109% (USD LIBOR + 2.000%) due 11/30/23 §	2,341,124	2,337,649
Golden Nugget Inc Term B 4.536% (USD LIBOR + 2.500%) due 10/04/23 §	1,899,950	1,874,301
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	1,236,900	1,238,962
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.000%) due 10/19/27 §	3,084,075	3,085,811
Hilton Worldwide Finance LLC Term B2 1.898% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,359,163
Michaels Stores Inc Term B 4.250% (USD LIBOR + 3.500%) due 10/01/27 §	1,869,973	1,869,973
PCI Gaming Authority Term B 2.609% (USD LIBOR + 2.500%) due 05/31/26 §	1,897,062	1,886,539
Petco Animal Supplies Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/03/28 §	2,240,000	2,233,199
Restaurant Brands Term B (Canada) 1.859% (USD LIBOR + 1.750%) due 11/19/26 §	5,743,039	5,650,226
Scientific Games International Inc Term B5 2.859% (USD LIBOR + 2.750%) due 08/14/24 §	5,590,052	5,489,431
SkyMiles IP Ltd Term B 4.750% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	652,047
Station Casinos LLC Term B1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	2,689,405	2,651,945

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	$5,349,728	$5,236,046
UFC Holdings LLC Term B3 3.750% (USD LIBOR + 3.000%) due 04/29/26 §	3,888,924	3,880,415
Wynn Resorts Ltd Term A 1.860% (USD LIBOR + 1.750%) due 09/20/24 §	5,365,000	5,230,875

		66,606,804

Consumer, Non-Cyclical - 1.9%

Allied Universal Holdco LLC 4.654% (USD LIBOR + 4.250%) due 07/12/26 §	4,941,115	4,934,009
Bausch Health Americas Inc Term B 3.109% (USD LIBOR + 3.000%) due 06/01/25 §	2,298,599	2,293,515
Bausch Health Cos Inc Term B 2.859% (USD LIBOR + 2.750%) due 11/27/25 §	973,125	969,196
BrightView Landscapes LLC Term B 2.688% (USD LIBOR + 2.500%) due 08/15/25 §	1,682,425	1,679,270
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	4,708,750	4,708,161
EyeCare Partners LLC 3.859% (USD LIBOR + 3.750%) due 02/20/27 §	961,691	953,019
Froneri International ltd Term B (United Kingdom) 2.359% (USD LIBOR + 2.250%) due 01/31/27 §	1,717,025	1,695,428
Gainwell Acquisition Corp Term B due 10/01/27 µ	1,350,000	1,348,313
Garda World Security Corp Term B (Canada) 4.990% (USD LIBOR + 4.750%) due 10/30/26 §	1,071,822	1,074,214
Global Medical Response Inc Term B 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	3,160,199	3,154,767
Grifols Worldwide Operations USA Inc Term B (Spain) 2.081% (USD LIBOR + 2.000%) due 11/15/27 §	5,358,023	5,305,053
HCA Inc Term B12 1.859% (USD LIBOR + 1.750%) due 03/13/25 §	952,494	953,536
Horizon Therapeutics USA Inc Term B2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	4,900,000	4,891,832
LifePoint Health IncTerm B 3.859% (USD LIBOR + 3.750%) due 11/16/25 §	4,230,152	4,226,184
Milano Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	3,072,300	3,064,619
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	4,944,162	4,923,653
Option Care Health Inc 3.859% (USD LIBOR + 3.750%) due 08/06/26 §	2,103,375	2,099,431
Parexel International Corp Term B 2.859% (USD LIBOR + 2.750%) due 09/27/24 § µ	2,340,000	2,314,955
Phoenix Guarantor Inc
Term B 3.361% (USD LIBOR + 3.250%) due 03/05/26 §	3,157,599	3,137,535

	Principal Amount	Value
Term B3 due 03/05/26 µ	$1,290,000	$1,283,952
PPD Inc Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	5,300,000	5,283,851
Prime Security Services Borrower LLC Term B1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	4,818,897	4,801,689
Reynolds Consumer Products LLC Term B 1.859% (USD LIBOR + 1.750%) due 02/04/27 §	4,540,530	4,524,638
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 §	4,850,000	4,843,938
Trans Union LLC Term B5 1.859% (USD LIBOR + 1.750%) due 11/15/26 §	3,517,325	3,497,297
Triton Water Holdings Inc 4.000% (USD LIBOR + 3.250%) due 03/18/28 §µ	3,180,000	3,172,902
US Foods Inc
Term B 1.859% (USD LIBOR + 1.750%) due 06/27/23 §	1,177,636	1,163,822
2.109% (USD LIBOR + 2.000%) due 09/13/26 §	975,476	958,203
Verscend Holding Corp Term B due 08/27/25 µ ±	2,960,000	2,960,000

		86,216,982

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.703% (USD LIBOR + 2.500%) due 02/02/27 §	2,162,065	2,137,608

Financial - 0.6%

AmWINS Group Inc Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	1,755,600	1,746,351
Asurion LLC
Term B7 3.109% (USD LIBOR + 3.000%) due 11/03/24 §	1,986,492	1,981,216
Term B6 3.109% (USD LIBOR + 3.000%) due 11/03/23 §	1,003,022	1,001,220
Term B8 3.359% (USD LIBOR + 3.250%) due 12/23/26 §	4,212,760	4,190,820
Term B9 3.359% (USD LIBOR + 3.250%) due 07/31/27 §	1,490,000	1,480,842
Citadel Securities LP Term B 2.609% (USD LIBOR + 2.500%) due 02/02/28 §	1,121,504	1,111,165
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,840,975	3,850,577
FinCo I LLC Term B 2.609% (USD LIBOR + 2.500%) due 06/27/25 §	1,641,824	1,635,257
Focus Financial Partners LLC Term B3 2.109% (USD LIBOR + 2.000%) due 07/03/24 §	1,055,439	1,044,508
Hudson River Trading LLC 3.140% (USD LIBOR + 3.000%) due 03/17/28 § ±	1,760,000	1,746,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Jane Street Group LLC Term B 2.859% (USD LIBOR + 2.750%) due 01/26/28 §	$2,180,003	$2,161,472
Realogy Group LLC Term B 3.000% (USD LIBOR + 2.250%) due 02/08/25 §	230,218	227,916
The Edelman Financial Center LLC Term B 3.109% (USD LIBOR + 3.000%) due 07/19/25 §	1,642,200	1,633,477
VFH Parent LLC 3.110% (USD LIBOR + 3.000%) due 03/01/26 §	1,757,665	1,753,930
VICI Properties 1 LLC Term B 1.861% (USD LIBOR + 1.750%) due 12/22/24 §	4,170,000	4,127,433

		29,692,984

Industrial - 0.3%

APi Group DE Inc Term B 2.609% (USD LIBOR + 2.500%) due 10/01/26 § µ	3,488,668	3,482,671
Atlantic Aviation FBO Inc Term B 3.860% (USD LIBOR + 3.750%) due 12/06/25 §	488,750	489,361
Berry Global Inc Term Z 1.898% (USD LIBOR + 1.750%) due 07/01/26 §	2,962,575	2,939,197
Brookfield WEC Holdings Inc 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	66,657	66,175
Genesee & Wyoming Inc 2.203% (USD LIBOR + 2.000%) due 12/30/26 §	5,425,998	5,415,450
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	288,468	288,932
Pactiv Evergreen Group Holdings 2.859% (USD LIBOR + 2.750%) due 02/05/23 § µ	1,035,000	1,033,301
TransDigm Inc Term F 2.359% (USD LIBOR + 2.250%) due 12/09/25 §	229,419	224,935
XPO Logistics Inc Term B 1.859% (USD LIBOR + 1.750%) due 02/23/25 §	2,170,000	2,158,699

		16,098,721

Technology - 0.6%

Athenahealth Inc Term B1 4.453% (USD LIBOR + 4.250%) due 02/11/26 §	5,032,276	5,051,147
DCert Buyer Inc Term B 4.115% (USD LIBOR + 4.000%) due 10/16/26 §	5,391,061	5,386,344
Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,474,049	2,474,932
MA Finance Co LLC Term B3 2.859% (USD LIBOR + 2.750%) due 06/21/24 §	67,558	66,798
McAfee LLC Term B 3.859% (USD LIBOR + 3.750%) due 09/29/24 §	4,726,426	4,734,305
Peraton Holding Corp Term B due 02/01/28 § µ	1,652,230	1,652,919
Rackspace Hosting Inc 3.500% (USD LIBOR + 2.750%) due 02/15/28 § µ	2,540,000	2,523,173
RealPage Inc due 02/17/28 µ	4,090,000	4,075,513

	Principal Amount	Value
Seattle Spinco Inc Term B 2.859% (USD LIBOR + 2.750%) due 06/21/24 §	$456,233	$451,100
Western Digital Corp Term B4 1.865% (USD LIBOR + 1.750%) due 04/29/23 §	927,906	928,900

		27,345,131

Total Senior Loan Notes (Cost $273,399,604)		272,233,695

MORTGAGE-BACKED SECURITIES - 31.0%

Collateralized Mortgage Obligations - Commercial - 3.9%

Bank 2019-BN17 (IO) 1.031% due 04/15/52 §	36,741,887	2,544,174
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 2.856% (USD LIBOR + 2.750%) due 11/15/30 § ~	13,710,000	14,048,472
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	9,452,746
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	11,839,329
4.510% due 05/15/53 §	9,930,000	11,471,920
BHMS 1.356% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	7,008,011
BX Commercial Mortgage Trust 3.106% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,700,174
CD Mortgage Trust (IO) 1.289% due 05/10/50 §	31,412,254	1,739,231
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	2,121,591
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	540,301
4.762% due 10/10/46 §	450,000	476,731
5.067% due 10/10/46 §	220,000	221,611
4.832% due 08/15/45 § ~	2,390,000	1,872,604
Commercial Mortgage Trust (IO) 1.843% due 10/15/45 §	24,620,559	470,398
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	2,438,804	473,738
6.331% due 06/15/38 §	1,302	1,293
Credit Suisse Mortgage Capital Certificates 2.756% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,884,136
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	7,149,797
4.024% (USD LIBOR + 3.024%) due 12/15/21 ~	18,930,000	18,788,430
4.373% due 09/15/37 ~	1,700,000	1,427,349
5.456% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	5,309,245
Fannie Mae
2.232% due 02/25/27	4,162,527	4,367,836
2.560% due 09/25/29	1,089,516	1,153,829
2.700% due 11/25/40	500,000	519,723
2.720% due 10/25/31 §	399,793	404,146
3.121% due 04/25/28 §	98,085	105,255
Fannie Mae (IO) 0.591% due 06/25/29 §	9,934,911	385,395
Fannie Mae - Aces
2.500% due 10/25/37	475,835	476,747
3.061% due 05/25/27 §	600,000	654,480
Fannie Mae - Aces (IO) 0.439% due 07/25/22 §	10,797,489	32,021
Freddie Mac (IO) 0.611% due 12/25/35 §	31,001,570	2,080,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.658% due 12/25/27 §	$6,000,000	$208,122
1.666% due 08/27/28 §	4,000,000	435,166
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.638% due 10/25/26 §	13,969,736	435,572
0.836% due 10/25/29 §	2,394,475	150,303
0.880% due 06/25/29 §	7,263,737	466,787
1.148% due 06/25/29 §	4,850,000	423,007
1.203% due 06/25/27 §	1,575,966	84,961
1.312% due 07/25/26 §	5,357,317	313,797
1.482% due 10/25/21 §	1,145,321	1,808
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	52,143,256	88,226
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	3,577	3,481
Government National Mortgage Association 0.805% due 01/16/61 §	12,880,410	1,022,388
2.755% due 11/16/47 §	1,540,764	1,609,951
Government National Mortgage Association (IO)
0.155% due 10/16/48 §	14,483,635	133,845
0.395% due 01/16/53 §	48,510,024	798,921
0.429% due 11/16/47 §	25,099,772	462,235
0.484% due 11/16/55 §	19,025,628	590,392
0.579% due 08/16/58 §	2,819,033	126,125
0.581% due 12/16/59 §	5,245,851	256,322
0.628% due 04/16/57 §	3,346,992	157,855
0.644% due 02/16/59 §	2,709,705	131,510
0.699% due 07/16/58 §	2,877,503	137,134
0.875% due 05/16/60 §	1,969,329	153,103
0.914% due 11/16/60 §	5,969,203	501,020
0.997% due 05/16/63 §	4,389,528	395,694
1.415% due 10/16/60 §	32,886,152	3,317,266
GS Mortgage Securities Corp II 1.406% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	7,916,704
GS Mortgage Securities Trust 3.777% due 05/10/50 §	3,880,000	4,172,999
4.030% due 05/10/50 §	550,000	585,239
5.161% due 11/10/46 §	1,070,000	1,149,814
5.622% due 11/10/39	1,117,105	390,987
JP Morgan Chase Commercial Mortgage Securities Trust
5.897% due 02/12/49 §	287,084	140,977
6.336% due 02/15/51 §	19,119	17,709
JPMBB Commercial Mortgage Securities Trust
4.620% due 08/15/48 §	2,470,000	2,711,776
4.889% due 01/15/47 §	510,000	546,095
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	434,054	241,992
5.450% due 08/12/48 § ~	54,805	30,555
6.193% due 09/12/49 §	82,206	81,009
Morgan Stanley Capital I Trust 5.438% due 03/15/44	12,496	12,490
Rosslyn Portfolio Trust 1.939% (USD LIBOR + 0.950%) due 06/15/33 § ~	2,977,541	2,981,626
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	15,206,394
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	1,679,302	1,713,833
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 §	3,830,000	3,868,089
4.723% due 03/15/47 §	340,000	367,419
WFRBS Commercial Mortgage Trust (IO) 1.015% due 03/15/47 §	8,883,351	188,767
1.302% due 06/15/45 § ~	2,502,298	20,710

		181,471,481

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.3%

Adjustable Rate Mortgage Trust
0.609% (USD LIBOR + 0.500%) due 03/25/36 §	$406,789	$212,496
3.165% due 10/25/35 §	2,187,033	2,044,321
Alternative Loan Trust 6.000% due 03/25/27	13,945	13,979
6.000% due 05/25/36	2,732,699	1,853,247
6.500% due 09/25/36	1,337,966	1,061,369
16.701% (16.940% - USD LIBOR) due 06/25/35 §	2,961,713	3,218,822
28.166% (28.600% - USD LIBOR) due 07/25/36 §	907,706	1,312,537
BCAP LLC Trust 0.530% due 03/28/37 § ~	4,140,480	4,121,554
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.289% (USD LIBOR + 0.180%) due 08/25/47 § ~	231,171	208,127
Citigroup Mortgage Loan Trust 3.107% due 04/25/37 §	401,891	391,058
6.500% due 10/25/36 § ~	1,514,744	1,140,373
Connecticut Avenue Securities Trust 2.209% (USD LIBOR + 2.100%) due 10/25/39 § ~	6,856,787	6,880,040
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	807,316	668,026
5.750% due 02/25/37	3,731,370	2,725,993
Credit Suisse Mortgage Trust 1.856% (USD LIBOR + 1.750%) due 07/25/47 § ~	5,140,000	5,178,473
3.500% due 02/25/48 § ~	15,285,782	15,536,610
2.000% due 01/25/60 § ~	2,135,894	2,173,382
2.846% due 01/27/36 § ~	12,434,578	12,392,650
Fannie Mae 0.459% (USD LIBOR + 0.350%) due 05/25/34 §	282,289	277,452
2.000% due 07/25/50	1,522,651	1,307,550
4.000% due 04/25/40 - 07/25/40	10,178,695	10,584,374
5.500% due 04/25/42	2,163,062	2,486,073
6.000% due 05/25/42	710,636	825,016
6.500% due 06/25/39 - 07/25/42	1,618,522	1,926,826
7.000% due 05/25/42	302,296	367,352
Fannie Mae (IO) 0.166% due 12/25/36 §	1,078,566	84,303
1.802% due 08/25/55 §	778,731	33,962
1.901% due 10/25/35 §	220,667	12,666
2.090% due 03/25/36	144,517	9,716
2.179% due 08/25/44 §	2,048,428	122,789
2.500% due 08/25/50 - 02/25/51	6,610,481	1,051,137
2.826% due 07/25/36 §	258,875	21,902
3.000% due 11/25/26 - 09/25/32	4,548,340	255,278
3.500% due 07/25/28 - 11/25/41	1,864,425	159,450
4.000% due 11/25/41	1,803,228	291,124
4.500% due 11/25/39	231,974	43,659
5.000% due 01/25/38 - 01/25/39	612,770	111,307
5.000% due 01/25/39 §	162,482	25,764
5.500% due 01/25/39 §	148,245	24,654
6.000% due 01/25/38 - 07/25/38	642,215	130,797
6.041% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	7,176,057	1,365,585
6.371% (6.480% - USD LIBOR) due 04/25/40 §	394,428	79,442
6.491% (6.600% - USD LIBOR) due 07/25/42 §	286,463	52,923
6.541% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,151,720	182,320
Fannie Mae (PO) due 03/25/42	136,371	129,016
Fannie Mae Connecticut Avenue Securities 5.109% (USD LIBOR + 5.000%) due 11/25/24 §	1,814,628	1,836,583

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.359% (USD LIBOR + 5.250%) due 10/25/23 §	$1,314,049	$1,357,631
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	1,689,586	1,702,400
Freddie Mac 1.106% (USD LIBOR + 1.000%) due 02/15/32 §	45,206	46,263
1.817% (SOFR + 1.800%) due 01/25/51 § ~	2,940,000	2,913,536
1.959% (USD LIBOR + 1.850%) due 02/25/50 § ~	4,520,000	4,526,720
3.000% due 08/15/48	831,107	862,340
3.500% due 10/15/37	2,700,000	2,812,446
3.859% (USD LIBOR + 3.750%) due 08/25/50 § ~	5,530,000	5,599,031
4.000% due 12/15/39	2,233,387	2,314,032
5.000% due 02/15/30 - 03/15/35	6,937,190	7,846,272
6.000% due 05/15/36	1,367,149	1,612,533
Freddie Mac (IO) 0.250% due 01/15/38 §	76,336	537
2.000% due 10/25/50	2,461,246	319,007
2.282% due 04/15/41 §	909,189	53,451
2.500% due 09/25/50 - 01/25/51	9,584,454	1,537,325
3.000% due 12/15/31	568,089	39,975
3.500% due 06/15/27 - 04/15/43	2,324,141	172,564
4.000% due 04/15/43	306,310	15,332
5.844% (5.950% - USD LIBOR) due 10/15/41 §	895,769	144,088
5.894% (6.000% - USD LIBOR) due 05/15/44 §	4,162,488	777,311
5.924% (6.030% - USD LIBOR) due 09/15/37 §	960,440	183,613
5.944% (6.050% - USD LIBOR) due 08/15/39 §	877,715	167,345
6.094% (6.200% - USD LIBOR) due 05/15/39 §	294,992	11,422
6.124% (6.230% - USD LIBOR) due 01/15/40 §	173,995	34,085
6.144% (6.250% - USD LIBOR) due 09/15/42 §	666,245	89,228
6.184% (6.290% - USD LIBOR) due 11/15/36 §	332,291	64,131
Freddie Mac Structured Agency Credit Risk Debt Notes
3.359% (USD LIBOR + 3.250%) due 07/25/29 §	12,059,476	12,442,871
4.609% (USD LIBOR + 4.500%) due 02/25/24 §	3,332,234	3,337,790
5.059% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,740,669
9.459% (USD LIBOR + 9.350%) due 04/25/28 §	2,840,301	3,355,533
Government National Mortgage Association
0.420% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	5,181,383	5,183,555
0.470% (USD LIBOR + 0.350%) due 08/20/58 §	9,968,336	9,981,869
0.511% (USD LIBOR + 0.400%) due 08/20/70 §	273,478	274,544
0.561% (USD LIBOR + 0.450%) due 07/20/70 §	16,020,767	16,210,067
0.611% (USD LIBOR + 0.500%) due 07/20/70 §	1,086,254	1,100,770
0.620% (USD LIBOR + 0.500%) due 03/20/61 §	1,273,693	1,279,466
1.115% (USD LIBOR + 1.000%) due 05/20/60 §	312,659	317,401
1.261% (USD LIBOR + 1.150%) due 05/20/70 §	3,285,126	3,458,836
2.500% due 02/20/51	2,994,258	601,979
2.750% due 03/20/48	939,409	999,590
3.000% due 07/20/49 - 10/20/49	5,760,883	5,975,586

	Principal Amount	Value
4.500% due 10/20/39	$1,947,939	$2,016,707
5.000% due 07/20/39	923,577	958,001
Government National Mortgage Association (IO)
1.562% due 11/20/42 §	190,640	8,807
2.000% due 12/20/50	9,392,150	1,103,102
2.500% due 08/20/50 - 10/20/50	13,317,961	2,013,165
3.500% due 04/20/27 - 04/20/50	5,472,901	729,109
4.000% due 04/16/45	990,237	155,327
5.000% due 10/20/44	4,920,651	951,363
5.489% (5.600% - USD LIBOR) due 08/20/44 §	1,090,564	199,554
5.994% (6.100% - USD LIBOR) due 08/16/42 §	654,874	147,084
6.044% (6.150% - USD LIBOR) due 06/16/43 §	939,498	120,698
6.094% (6.200% - USD LIBOR) due 10/16/42 §	902,425	213,949
6.369% (6.480% - USD LIBOR) due 04/20/40 §	97,720	21,101
6.439% (6.550% - USD LIBOR) due 06/20/40 §	1,776,417	459,652
6.494% (6.600% - USD LIBOR) due 04/16/42 §	1,726,779	426,405
6.539% (6.650% - USD LIBOR) due 01/20/40 §	82,817	6,498
GSMSC Resecuritization Trust 0.728% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,305,536
Impac CMB Trust 0.629% (USD LIBOR + 0.520%) due 11/25/35 §	1,721,376	1,623,690
IndyMac INDX Mortgage Loan Trust 0.629% (USD LIBOR + 0.520%) due 06/25/35 §	1,168,018	1,082,649
JP Morgan Mortgage Trust 3.016% due 08/25/35 §	407,033	412,956
3.500% due 09/25/48 § ~	2,288,739	2,325,695
3.500% due 10/25/48 § ~	4,622,191	4,716,612
Lehman Mortgage Trust 0.859% (USD LIBOR + 0.750%) due 12/25/35 §	3,355,054	1,981,400
6.000% due 05/25/37	592,179	595,099
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,126,559	960,241
Merrill Lynch Mortgage Investors Trust 3.544% due 06/25/35 §	762,301	777,014
Morgan Stanley Mortgage Loan Trust 2.681% due 07/25/35 §	724,224	680,193
2.741% due 07/25/34 §	160,622	165,883
Morgan Stanley Resecuritization Trust 1.088% (US FED + 0.710%) due 12/27/46 § ~	25,412,743	22,695,943
1.148% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,379,825
MRA Holdings Inc 1.858% due 10/08/21 ~	7,000,000	7,000,000
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,417,218	1,413,135
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	3,425,581	3,655,682
4.250% due 12/25/57 § ~	6,338,735	6,744,993
Nomura Resecuritization Trust 1.379% (US FED + 1.000%) due 08/26/46 § ~	5,498,437	5,104,437
PMT Credit Risk Transfer Trust 2.865% (USD LIBOR + 2.750%) due 05/27/23 § ~	6,906,581	6,840,704
RAAC Trust 6.000% due 09/25/34	11,584	11,503
Residential Asset Securitization Trust

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.609% (USD LIBOR + 0.500%) due 07/25/36 §	$390,009	$312,721
6.000% due 08/25/36	815,310	669,042
Structured Adjustable Rate Mortgage Loan Trust
2.924% due 08/25/36 §	3,544,496	2,871,370
3.261% due 05/25/36 §	1,538,979	1,289,564
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 10/25/36 §	649,393	632,820
2.768% due 09/25/33 §	89,720	90,775
3.325% due 07/25/37 §	2,067,607	2,070,182
Washington Mutual Mortgage Pass-Through Certificates Trust
0.959% (US FED + 0.700%) due 01/25/47 §	4,117,562	3,658,466
6.000% due 07/25/36	466,522	402,868

		296,396,741

Fannie Mae - 12.7%
due 04/01/36 #	35,000,000	35,160,749
due 04/01/51 #	123,300,000	124,354,812
1.500% due 12/01/35	780,701	786,404
1.950% due 04/01/32	400,000	399,412
2.000% due 08/01/50 - 04/01/51	40,098,022	40,115,511
2.260% due 04/01/30	589,107	612,150
2.500% due 06/01/28 - 04/01/51	35,651,975	36,761,107
2.810% due 04/01/25	130,000	139,198
3.000% due 02/01/36 - 09/01/50	84,589,442	89,235,688
3.040% due 06/01/29	1,000,000	1,091,007
3.160% due 05/01/29	1,015,484	1,115,559
3.500% due 03/01/37 - 03/01/57	90,858,271	97,598,167
4.000% due 10/01/42 - 06/01/57	64,097,383	70,201,508
4.500% due 04/01/23 - 08/01/58	62,056,182	68,815,716
5.000% due 07/01/33 - 03/01/50	19,741,600	22,220,622
5.500% due 04/01/37 - 11/01/38	935,339	1,097,775
6.000% due 04/01/33 - 07/01/41	1,251,146	1,494,169
6.500% due 05/01/40	1,358,533	1,579,120
7.000% due 02/01/39	650,508	769,784

		593,548,458

Freddie Mac - 3.8%

2.000% due 10/01/32 - 04/01/51	20,273,299	20,280,628
2.170% (UST + 1.284%) due 03/01/47 §	1,297,752	1,349,502
2.500% due 09/01/50 - 03/01/51	14,202,297	14,670,782
3.000% due 09/01/32 - 07/01/50	43,436,730	45,920,884
3.500% due 04/01/33 - 05/01/50	21,800,902	23,560,901
4.000% due 10/01/42 - 03/01/50	33,422,676	36,454,900
4.500% due 07/01/23 - 03/01/50	15,576,936	17,390,695
5.000% due 12/01/35 - 03/01/50	11,569,693	13,028,162
5.500% due 08/01/37 - 12/01/38	924,838	1,086,994
6.000% due 10/01/36 - 11/01/39	2,435,311	2,912,595
6.500% due 09/01/39	429,025	491,330
7.000% due 03/01/39	197,262	231,685

		177,379,058

Government National Mortgage Association - 4.3%

due 04/01/51 #	53,900,000	55,425,375
due 05/01/51 #	5000,000	5,211,719
0.746% (USD LIBOR + 0.621%) due 08/20/60 §	561,608	573,434
2.000% due 12/20/50 - 03/20/51	9,413,492	9,518,248
2.500% due 12/20/50 - 03/20/51	2,979,757	3,091,392
3.000% due 09/15/42 - 10/20/50	23,395,795	24,506,655
3.500% due 06/20/44 - 10/20/50	19,045,292	20,304,415
4.000% due 02/20/33 - 04/20/50	35,012,816	37,894,264
4.500% due 01/20/40 - 01/20/49	24,974,502	27,360,151
5.000% due 01/15/40 - 01/20/49	9,514,641	10,786,854
5.500% due 06/15/36	256,098	299,691
6.000% due 06/20/35 - 03/20/42	3,134,605	3,633,352

	Principal Amount	Value
6.500% due 10/20/37	$403,164	$479,015

		199,084,565

Total Mortgage-Backed Securities (Cost $1,421,907,918)		1,447,880,303

ASSET-BACKED SECURITIES - 3.1%

Accredited Mortgage Loan Trust 0.379% (USD LIBOR + 0.270%) due 09/25/36 §	2,430,000	2,293,601
Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,487,500	2,565,524
Asset-Backed Pass-Through Certificates 0.799% (USD LIBOR + 0.690%) due 04/25/34 §	71,147	71,124
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	6,570,000	7,062,709
Citigroup Mortgage Loan Trust 0.179% (USD LIBOR + 0.070%) due 05/25/37 §	182,865	145,418
College Ave Student Loans LLC 3.280% due 12/28/48 ~	2,016,880	2,081,434
Credit Suisse European Mortgage Capital Ltd (Ireland) 3.105% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,182,750	4,133,922
Credit Suisse Mortgage Trust 3.035% due 07/25/57 § ~	9,880,000	10,615,280
Credit-Based Asset Servicing & Securitization LLC 0.889% (USD LIBOR + 0.780%) due 07/25/33 §	678,334	667,439
ECMC Group Student Loan Trust 1.459% (USD LIBOR + 1.350%) due 07/26/66 § ~	4,333,145	4,464,462
Fannie Mae Grantor Trust 2.898% due 06/25/27	897,214	962,055
Federal Home Loan Mortgage Corp 2.000% due 04/30/51	800,000	801,375
First Franklin Mortgage Loan Trust 0.229% (USD LIBOR + 0.120%) due 11/25/36 §	5,387,169	5,150,483
FNA VI LLC 1.350% due 01/10/32 ~	3,451,446	3,449,921
Ford Credit Floorplan Master 4.060% due 11/15/30	5,020,000	5,696,925
Foundation Finance Trust 1.270% due 05/15/41 ~	4,200,000	4,191,012
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	522,331
Hertz Vehicle Financing II LP 5.330% due 09/25/21 ~	10,344,000	10,189,703
Hildene Community Funding CDO Ltd (Cayman) 3.250% due 11/01/35 ~	4,880,000	4,834,206
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,706,192	3,646,275
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	8,828,303	8,918,160
Magnolia Finance X Ltd (Ireland) 3.980% due 08/13/24 ±	4,370,352	4,293,827
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,404,248	4,428,667
Origen Manufactured Housing Contract Trust 2.090% due 10/15/37 §	4,458,313	4,342,111
2.758% due 04/15/37 §	3,149,587	3,028,923

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
RAMP Trust 0.379% (USD LIBOR + 0.270%) due 10/25/36 §	$1,458,109	$1,450,569
RASC Trust 0.329% (USD LIBOR + 0.220%) due 01/25/37 §	6,360,000	6,063,418
Saxon Asset Securities Trust 0.349% (USD LIBOR + 0.240%) due 10/25/46 §	8,780,000	7,829,521
SBA Small Business Investment Cos 3.548% due 09/10/28	896,881	962,498
SLM Student Loan Trust 0.934% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,526,275	2,466,872
SMB Private Education Loan Trust
1.590% due 01/15/53 ~	8,800,000	8,665,991
2.990% due 01/15/53 ~	2,200,000	2,199,017

	Shares
SoFi Professional Loan Program LLC due 08/25/36 ~	13	817,629

	Principal Amount
Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	$3,160,716	3,271,294
3.600% due 02/25/48 ~	5,957,821	6,207,590
Structured Asset Investment Loan Trust 1.109% (USD LIBOR + 1.000%) due 10/25/33 §	830,280	830,903
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,140,000	2,131,025
United States Small Business Administration
2.690% due 07/01/44	1,528,317	1,592,676
2.980% due 04/01/39	843,009	885,248

Total Asset-Backed Securities (Cost $145,764,147)		143,931,138

U.S. GOVERNMENT AGENCY ISSUE - 0.5%

Fannie Mae 6.625% due 11/15/30	15,850,000	22,632,098

Total U.S. Government Agency Issue (Cost $19,991,561)		22,632,098

U.S. TREASURY OBLIGATIONS - 11.2%

U.S. Treasury Bonds - 6.9%

1.125% due 08/15/40	24,350,000	19,809,105
1.250% due 05/15/50	122,320,000	92,346,822
1.375% due 11/15/40	16,550,000	14,083,016
1.375% due 08/15/50	111,940,000	87,383,163
1.625% due 11/15/50	77,750,000	64,811,914
1.875% due 02/15/41	1,120,000	1,043,175
1.875% due 02/15/51	20,820,000	18,481,003
2.000% due 02/15/50	18,130,000	16,586,471
3.625% due 02/15/44	4,510,000	5,546,419

		320,091,088

U.S. Treasury Inflation Protected Securities - 1.0%

0.750% due 02/15/42 ^	7,732,033	8,951,879
1.375% due 02/15/44 ^ ‡	8,001,500	10,471,225
2.125% due 02/15/40 ^	13,177,771	18,923,611
2.125% due 02/15/41 ^	6,879,283	9,964,351

		48,311,066

	Principal Amount	Value
U.S. Treasury Notes - 3.3%
0.125% due 07/15/23	$190,000	$189,655
0.125% due 10/15/23	190,000	189,403
0.250% due 11/15/23	420,000	419,836
0.250% due 06/30/25	23,470,000	22,999,683
0.250% due 08/31/25	290,000	283,305
0.250% due 09/30/25	1,090,000	1,063,367
0.250% due 10/31/25	2,250,000	2,191,245
0.375% due 04/30/25	270,000	266,672
0.375% due 11/30/25	5,000,000	4,891,602
0.375% due 01/31/26	1,340,000	1,306,919
0.375% due 09/30/27	18,130,000	17,064,508
0.500% due 04/30/27	15,270,000	14,628,183
0.500% due 06/30/27	34,270,000	32,712,455
0.625% due 12/31/27	2,050,000	1,952,225
0.625% due 05/15/30	5,950,000	5,415,895
0.625% due 08/15/30	22,150,000	20,076,898
0.875% due 11/15/30	28,150,000	26,038,750
1.250% due 03/31/28	1,980,000	1,959,736

		153,650,337

Total U.S. Treasury Obligations (Cost $587,049,221)		522,052,491

FOREIGN GOVERNMENT BONDS & NOTES - 7.5%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,767,077
3.125% due 09/30/49 ~	11,470,000	10,960,617
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	69,767
Argentine Republic Government (Argentina)
0.125% due 07/09/30 §	$5,494,820	1,849,282
0.125% due 07/09/35 §	2,585,277	776,902
0.125% due 07/09/41 §	9,140,000	3,169,843
1.000% due 07/09/29	522,501	188,362
Brazil Notas do Tesouro Nacional Serie F (Brazil)
10.000% due 01/01/23	BRL 51,120,000	9,569,447
10.000% due 01/01/25	32,472,000	6,087,467
10.000% due 01/01/27	27,809,000	5,196,575
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	682,123
4.625% due 01/13/28	2,620,000	2,774,043
5.000% due 01/27/45	4,870,000	4,647,709
5.625% due 01/07/41	3,690,000	3,850,884
5.625% due 02/21/47	7,120,000	7,281,375
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	17,192,168
3.380% due 11/21/24 ~	17,000,000	2,662,270
3.390% due 05/21/25 ~	20,500,000	3,220,908
Colombia Government (Colombia) 5.625% due 02/26/44	$3,880,000	4,417,031
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,347,211
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	569,122
3.750% due 04/25/22 ~	1,490,000	1,539,297
3.850% due 07/18/27 ~	1,190,000	1,308,269
4.350% due 01/11/48	2,260,000	2,461,986
4.750% due 02/11/29	5,300,000	6,098,662
4.750% due 07/18/47 ~	400,000	452,294
4.875% due 05/05/21 ~	2,930,000	2,938,276
5.125% due 01/15/45 ~	2,540,000	3,017,533
5.250% due 01/08/47 ~	1,590,000	1,927,880
5.375% due 10/17/23 ~	400,000	446,118
5.875% due 01/15/24 ~	973,000	1,102,836
Indonesia Treasury (Indonesia) 7.000% SCB due 05/15/27	IDR 236,437,000,000	16,956,073
Israel Government International (Israel) 2.750% due 07/03/30	$1,680,000	1,761,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,904,183,754	$17,395,185
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$990,000	1,090,653
7.250% due 02/28/28 ~	1,210,000	1,279,218
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,902,556
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	8,814,660
7.750% due 11/13/42	327,687,500	16,207,861
8.000% due 11/07/47	907,490,000	45,589,168
8.500% due 05/31/29	229,220,000	12,599,644
10.000% due 12/05/24	109,240,000	6,111,230
Mexico Government (Mexico)
4.600% due 02/10/48	$6,610,000	6,794,783
5.750% due 10/12/10	1,450,000	1,615,032
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,489,248
7.143% due 02/23/30 ~	1,110,000	1,135,147
Panama Government (Panama)
2.252% due 09/29/32	2,880,000	2,744,669
4.500% due 04/01/56	1,930,000	2,117,635
Peruvian Government (Peru)
2.783% due 01/23/31	3,650,000	3,662,629
5.625% due 11/18/50	2,350,000	3,118,908
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	772,521
7.875% due 06/15/27 ~	1,770,000	683,663
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,390,257
4.400% due 04/16/50 ~	1,990,000	2,314,519
4.817% due 03/14/49 ~	6,660,000	8,175,949
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,710,000	5,163,526
Russian Federal (Russia)
7.000% due 01/25/23	RUB 198,150,000	2,683,057
6.900% due 05/23/29	1,033,350,000	13,658,643
7.000% due 08/16/23	234,570,000	3,183,029
7.050% due 01/19/28	461,663,000	6,181,497
7.250% due 05/10/34	41,210,000	555,498
7.650% due 04/10/30	1,343,710,000	18,642,399
7.700% due 03/16/39	690,870,000	9,717,318
8.150% due 02/03/27	458,179,000	6,492,919
State of Israel (Israel) 3.375% due 01/15/50	$990,000	1,002,375

Total Foreign Government Bonds & Notes (Cost $372,037,912)		349,576,779

SHORT-TERM INVESTMENT - 5.6%

Repurchase Agreement - 5.6%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $261,590,154; collateralized by U.S. Treasury Notes: 2.000% - 2.500% due 04/30/2024 - 05/15/2024 and value $247,133,775; and U.S. Treasury Inflation Index Notes: 0.500% due 04/15/2024 and value $19,688,242)	261,590,154	261,590,154

Value
Total Short-Term Investment (Cost $261,590,154)	$261,590,154

TOTAL INVESTMENTS - 103.2% (Cost $4,765,969,378)	4,814,963,456

DERIVATIVES - 0.2%	10,541,010

OTHER ASSETS & LIABILITIES, NET - (3.4%)	(159,009,399)

NET ASSETS - 100.0%	$4,666,495,067

Notes to Schedule of Investments

(a)

An investment with a value of $69,767 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Peraton Holding Corp µ	$2,895,144	$2,908,983	$13,839

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)    Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	06/21	919	$70,956,449	$69,857,785	($1,098,664)
Australia Treasury 10-Year Notes	06/21	543	57,263,329	56,963,287	(300,042)
CAD FX	06/21	761	60,254,908	60,552,770	297,862
CHF FX	06/21	51	6,877,797	6,754,313	(123,484)
EUR FX	06/21	496	73,878,177	72,800,400	(1,077,777)
Euro-Bobl	06/21	52	8,227,549	8,237,233	9,684
Euro-OAT	06/21	188	35,693,969	35,704,728	10,759
Eurodollar	03/22	7,830	1,952,426,943	1,952,899,875	472,932
Eurodollar	09/23	111	27,495,633	27,464,175	(31,458)
Eurodollar	12/23	7,406	1,832,598,310	1,829,189,425	(3,408,885)
GBP FX	06/21	433	37,720,795	37,294,831	(425,964)
JPY FX	06/21	272	31,352,683	30,720,700	(631,983)
Long Gilt	06/21	16	2,844,026	2,814,328	(29,698)
MXN FX	06/21	1,021	23,967,862	24,779,670	811,808
RUB FX	06/21	136	4,563,140	4,452,300	(110,840)
U.S. Treasury 5-Year Notes	06/21	9,877	1,230,252,087	1,218,806,372	(11,445,715)
U.S. Treasury 30-Year Bonds	06/21	2,438	391,481,308	376,899,562	(14,581,746)
U.S. Treasury Ultra Long Bonds	06/21	2,626	501,489,809	475,880,437	(25,609,372)

					(57,272,583)

Short Futures Outstanding
Euro-Bund	04/21	33	5,671,497	5,676,000	(4,503)
Euro-Bund	06/21	1,593	319,107,527	319,970,073	(862,546)
Euro-Buxl	06/21	124	30,379,323	29,961,266	418,057
Eurodollar	06/21	6,726	1,677,117,313	1,678,557,375	(1,440,062)
Eurodollar	12/21	5,546	1,380,802,199	1,382,825,775	(2,023,576)
Japan 10-Year Bonds	06/21	68	92,655,368	92,832,513	(177,145)
U.S. Treasury 2-Year Notes	06/21	1,031	227,808,943	227,569,085	239,858
U.S. Treasury 10-Year Notes	06/21	3,382	453,327,196	442,830,625	10,496,571
U.S. Treasury Ultra 10-Year Notes	06/21	780	116,740,800	112,076,250	4,664,550

					11,311,204

Total Futures Contracts					($45,961,379)

(d)    Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:
Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	23,000,000	USD	17,791,402	04/21	BNP	$-	($320,291)
AUD	4,894,796	USD	3,791,864	04/21	CIT	-	(73,711)
BRL	54,975,838	USD	10,195,177	04/21	CIT	-	(436,351)
BRL	11,310,000	USD	2,087,717	04/21	GSC	-	(80,066)
CAD	70,690,463	USD	56,583,636	04/21	CIT	-	(330,191)
CAD	63,117,890	USD	49,822,505	04/21	CIT	404,902	-
EUR	4,800,000	USD	5,781,446	04/21	CIT	-	(150,969)
EUR	6,200,000	USD	7,529,032	04/21	GSC	-	(256,332)
GBP	14,402,011	USD	19,550,355	04/21	CIT	305,090	-
IDR	1,107,727,875,147	USD	79,013,365	04/21	JPM	-	(3,114,922)
INR	764,390,530	USD	10,319,143	04/21	JPM	97,889	-
JPY	3,707,031,288	USD	35,402,461	04/21	CIT	-	(1,917,187)
MXN	234,000,000	USD	11,154,472	04/21	BNP	277,659	-
RUB	3,231,250,000	USD	42,979,858	04/21	CIT	-	(317,549)
RUB	1,499,595,764	USD	20,038,532	04/21	GSC	-	(239,315)
USD	20,541,615	AUD	26,318,162	04/21	CIT	549,984	-
USD	7,276,974	CHF	6,375,000	04/21	CIT	529,629	-
USD	26,613,546	CNH	172,194,963	04/21	JPM	408,411	-
USD	78,238,180	EUR	64,060,000	04/21	BNP	3,094,772	-
USD	15,673,863	EUR	13,152,966	04/21	CIT	245,223	-
USD	92,901,253	EUR	75,976,467	04/21	GSC	3,779,639	-
USD	57,991,954	MXN	1,169,620,000	04/21	CIT	849,867	-
USD	5,700,452	MXN	114,021,016	04/21	GSC	129,926	-
ZAR	107,540,000	USD	7,217,837	04/21	CIT	54,583	-

Total Forward Foreign Currency Contracts						$10,727,574	($7,236,884)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(e)	Purchased options outstanding as of March 31, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiratio Date	Counter- party	Notional Amount	Cost	Value
Put - COP versus USD	COP 3,500.00	06/11/21	GSC	$12,560,000	$208,684	$85,785

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - AUD FX (04/21)	$77.00	04/09/21	CME	16	$1,232,000	$14,600	$1,760
Call - U.S. Treasury 10-Year Notes (04/21)	131.25	04/23/21	CME	24	3,150,000	15,417	13,125
Call - U.S. Treasury 30-Year Bonds (04/21)	154.00	04/23/21	CME	5	770,000	9,227	9,766
Call - U.S. Treasury 30-Year Bonds (04/21)	155.00	04/23/21	CME	116	17,980,000	171,576	161,312
Call - U.S. Treasury 30-Year Bonds (04/21)	156.00	04/23/21	CME	96	14,976,000	135,166	91,500
Call - EUR FX (05/21)	1.18	05/07/21	CME	67	9,882,500	57,130	50,250

						403,116	327,713

Put - EUR FX (04/21)	1.21	04/09/21	CME	79	11,948,750	70,935	353,525
Put - U.S. Treasury 10-Year Notes (04/21)	131.00	04/23/21	CME	24	3,144,000	16,166	17,625
Put - U.S. Treasury 10-Year Notes (04/21)	132.50	04/23/21	CME	22	2,915,000	18,257	38,156

						105,358	409,306

Total Options on Futures						$508,474	$737,019

Total Purchased Options						$717,158	$822,804

(f)	Premiums received and value of written options outstanding as of March 31, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiratio Date	Counter- party	Notional Amount	Premium	Value
Put - BRL versus USD	BRL 5.40	06/14/21	GSC	$12,560,000	$262,655	($175,551)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Interest Rate Swap	Receive	3-Month USD-LIBOR	1.750%	06/01/21	CIT	$1,397,000	$17,462	($5,092)
Call - Interest Rate Swap	Receive	3-Month USD-LIBOR	1.750%	06/01/21	GSC	8,314,000	104,232	(30,307)
Call - Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	06/03/21	GSC	5,806,000	90,864	(28,592)

							212,558	(63,991)

Put - Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	06/01/21	CIT	1,397,000	17,462	(36,952)
Put - Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	06/01/21	GSC	8,314,000	104,231	(219,910)
Put - Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	06/03/21	GSC	5,806,000	76,349	(129,166)

							198,042	(386,028)

Total Interest Rate Swaptions							$410,600	($450,019)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (04/21)	$123.75	04/02/21	CME	50	$6,187,500	$6,163	($1,953)
Call - U.S. Treasury 10-Year Notes (04/21)	131.25	04/02/21	CME	30	3,937,500	9,042	(5,156)
Call - U.S. Treasury 10-Year Notes (04/21)	131.75	04/02/21	CME	145	19,103,750	28,999	(9,062)
Call - U.S. Treasury 30-Year Bonds (04/21)	155.50	04/02/21	CME	24	3,732,000	11,771	(7,500)
Call - U.S. Treasury 30-Year Bonds (04/21)	156.00	04/02/21	CME	12	1,872,000	4,104	(2,250)
Call - U.S. Treasury 30-Year Bonds (04/21)	157.00	04/02/21	CME	10	1,570,000	1,545	(625)
Call - U.S. Treasury 30-Year Bonds (04/21)	157.50	04/02/21	CME	29	4,567,500	8,731	(1,359)
Call - CAD FX (04/21)	79.50	04/09/21	CME	16	1,272,000	8,120	(5,760)
Call - CAD FX (04/21)	80.00	04/09/21	CME	16	1,280,000	6,200	(2,240)
Call - U.S. Treasury 5-Year Notes (05/21)	124.00	04/23/21	CME	617	76,508,000	169,511	(72,305)
Call - U.S. Treasury 5-Year Notes (05/21)	124.50	04/23/21	CME	182	22,659,000	32,920	(5,687)
Call - U.S. Treasury 10-Year Notes (05/21)	132.00	04/23/21	CME	74	9,768,000	37,450	(19,656)
Call - U.S. Treasury 10-Year Notes (05/21)	132.25	04/23/21	CME	55	7,273,750	24,827	(12,031)
Call - U.S. Treasury 10-Year Notes (05/21)	132.50	04/23/21	CME	172	22,790,000	67,234	(29,563)
Call - U.S. Treasury 10-Year Notes (05/21)	133.00	04/23/21	CME	423	56,259,000	163,471	(46,266)
Call - U.S. Treasury 10-Year Notes (05/21)	134.00	04/23/21	CME	646	86,564,000	426,789	(30,281)
Call - U.S. Treasury 10-Year Notes (05/21)	135.00	04/23/21	CME	26	3,510,000	14,721	(812)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/21)	$135.50	04/23/21	CME	51	$6,910,500	$24,615	($797)
Call - U.S. Treasury 10-Year Notes (05/21)	136.50	04/23/21	CME	113	15,424,500	49,242	(1,766)
Call - U.S. Treasury 30-Year Bonds (05/21)	157.00	04/23/21	CME	451	70,807,000	335,595	(281,875)
Call - U.S. Treasury 30-Year Bonds (05/21)	158.00	04/23/21	CME	26	4,108,000	15,393	(10,156)
Call - U.S. Treasury 30-Year Bonds (05/21)	159.00	04/23/21	CME	334	53,106,000	397,203	(83,500)
Call - U.S. Treasury 30-Year Bonds (05/21)	160.00	04/23/21	CME	72	11,520,000	21,250	(11,250)
Call - U.S. Treasury 30-Year Bonds (05/21)	161.00	04/23/21	CME	47	7,567,000	18,309	(5,141)
Call - U.S. Treasury 30-Year Bonds (05/21)	162.00	04/23/21	CME	67	10,854,000	75,243	(5,234)
Call - U.S. Treasury 30-Year Bonds (05/21)	163.00	04/23/21	CME	11	1,793,000	10,981	(687)
Call - U.S. Treasury 30-Year Bonds (05/21)	164.00	04/23/21	CME	286	46,904,000	174,990	(13,406)
Call - U.S. Treasury 30-Year Bonds (05/21)	165.00	04/23/21	CME	102	16,830,000	63,698	(3,188)
Call - U.S. Treasury 30-Year Bonds (05/21)	166.00	04/23/21	CME	34	5,644,000	36,597	(1,063)
Call - AUD FX (05/21)	77.50	05/07/21	CME	34	2,635,000	17,595	(12,240)
Call - U.S. Treasury 5-Year Notes (06/21)	124.00	05/21/21	CME	79	9,796,000	22,090	(19,750)
Call - U.S. Treasury 10-Year Notes (06/21)	131.50	05/21/21	CME	121	15,911,500	96,853	(92,641)
Call - U.S. Treasury 10-Year Notes (06/21)	132.00	05/21/21	CME	305	40,260,000	247,332	(166,797)
Call - U.S. Treasury 10-Year Notes (06/21)	134.00	05/21/21	CME	657	88,038,000	291,942	(92,391)
Call - U.S. Treasury 30-Year Bonds (06/21)	157.00	05/21/21	CME	256	40,192,000	298,182	(308,000)
Call - U.S. Treasury 30-Year Bonds (06/21)	158.00	05/21/21	CME	228	36,024,000	247,684	(203,063)
Call - U.S. Treasury 30-Year Bonds (06/21)	159.00	05/21/21	CME	315	50,085,000	412,893	(206,719)
Call - U.S. Treasury 30-Year Bonds (06/21)	160.00	05/21/21	CME	134	21,440,000	87,112	(62,813)
Call - U.S. Treasury 30-Year Bonds (06/21)	163.00	05/21/21	CME	45	7,335,000	50,907	(7,734)
Call - U.S. Treasury 30-Year Bonds (06/21)	165.00	05/21/21	CME	65	10,725,000	55,309	(7,109)
Call - U.S. Treasury 30-Year Bonds (06/21)	166.00	05/21/21	CME	45	7,470,000	39,625	(4,219)
Call - Eurodollar Midcurve 2-Year (12/21)	99.13	12/10/21	CME	168	41,632,500	58,447	(45,150)

						4,170,685	(1,899,195)

Put - U.S. Treasury 5-Year Notes (05/21)	123.50	04/23/21	CME	374	46,189,000	101,626	(154,860)
Put - U.S. Treasury 5-Year Notes (05/21)	123.75	04/23/21	CME	125	15,468,750	35,917	(68,359)
Put - U.S. Treasury 10-Year Notes (05/21)	131.50	04/23/21	CME	73	9,599,500	40,936	(73,000)
Put - U.S. Treasury 30-Year Bonds (05/21)	154.00	04/23/21	CME	37	5,698,000	32,889	(50,297)
Put - EUR FX (05/21)	1.17	05/07/21	CME	34	4,972,500	23,290	(28,475)
Put - Eurodollar Midcurve 2-Year (12/21)	98.75	12/10/21	CME	112	27,650,000	55,765	(67,900)

						290,423	(442,891)

Total Options on Futures						$4,461,108	($2,342,086)

Total Written Options						$5,134,363	($2,967,656)

(g)	Swap agreements outstanding as of March 31, 2021 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	$70,191,000	$1,295,581	$378,962	$916,619
CDX IG36 5Y	Q	1.000%	06/20/26	ICE	538,804,000	12,674,608	11,779,689	894,919
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	84,400,000	7,625,815	7,184,997	440,818

						$21,596,004	$19,343,648	$2,252,356

Total Credit Default Swaps						$21,596,004	$19,343,648	$2,252,356

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL 159,667,000	($563,586)	$64,849	($628,435)
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	(128,475)	-	(128,475)

						(692,061)	64,849	(756,910)

			Exchange
0.190%	3-Month USD-LIBOR	S/ Q	CME	06/15/22	$ 158,541,000	29,593	(715)	30,308
1.100%	3-Month USD-LIBOR	S/ Q	CME	12/18/25	239,251,000	(2,079,606)	-	(2,079,606)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	1,590,498	240,738	1,349,760
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	1,630,525	303,480	1,327,045

						1,171,010	543,503	627,507

Total Interest Rate Swaps-Long						$478,949	$608,352	($129,403)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.260%	1-Day U.S. Fed Funds	A/ A	CME	05/15/27	$157,386,000	$7,638,366	($528,301)	$8,166,667
0.450%	3-Month USD-LIBOR	S/ Q	CME	05/15/27	117,785,000	5,756,610	(318,703)	6,075,313
1.350%	3-Month USD-LIBOR	S/ Q	CME	02/15/28	78,820,000	594,574	224,217	370,357
0.560%	1-Day SOFR	A/ A	CME	07/20/45	43,710,000	11,759,398	379,274	11,380,124
0.740%	1-Day SOFR	A/ A	CME	08/19/45	19,420,000	4,458,542	-	4,458,542
0.800%	3-Month USD-LIBOR	S/ Q	CME	11/15/45	260,000	71,193	11,906	59,287
0.641%	6-Month JPY-LIBOR	S/ S	CME	05/09/46	JPY 2,649,800,000	(812,103)	-	(812,103)
1.000%	3-Month USD-LIBOR	S/ Q	CME	02/15/47	$43,601,000	10,711,337	528,418	10,182,919
1.200%	3-Month USD-LIBOR	S/ Q	CME	02/15/47	8,648,000	1,763,747	47,635	1,716,112
1.225%	3-Month USD-LIBOR	S/ Q	CME	02/15/47	4,163,000	827,329	4,050	823,279
1.600%	3-Month USD-LIBOR	S/ Q	CME	02/15/47	10,766,000	1,315,040	63,389	1,251,651
2.000%	3-Month USD-LIBOR	S/ Q	CME	02/15/47	8,444,000	369,285	394,351	(25,066)
0.900%	3-Month USD-LIBOR	S/ Q	CME	03/17/50	43,314,000	12,646,839	8,389,020	4,257,819
1.200%	3-Month USD-LIBOR	S/ Q	CME	10/07/50	22,220,000	4,947,533	112,662	4,834,871
2.000%	3-Month USD-LIBOR	S/ Q	CME	06/03/51	1,936,000	94,748	20,134	74,614
2.050%	3-Month USD-LIBOR	S/ Q	CME	06/07/51	5,806,000	218,486	(726)	219,212

Total Interest Rate Swaps-Short						$62,360,924	$9,327,326	$53,033,598

Total Interest Rate Swaps						$62,839,873	$9,935,678	$52,904,195

Total Swap Agreements						$84,435,877	$29,279,326	$55,156,551

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,795,066,798	$-	$1,795,066,798	$-
	Senior Loan Notes	272,233,695	-	267,526,895	4,706,800
	Mortgage-Backed Securities	1,447,880,303	-	1,447,880,303	-
	Asset-Backed Securities	143,931,138	-	139,637,311	4,293,827
	U.S. Government Agency Issue	22,632,098	-	22,632,098	-
	U.S. Treasury Obligations	522,052,491	-	522,052,491	-
	Foreign Government Bonds & Notes	349,576,779	-	349,576,779	-
	Short-Term Investment	261,590,154	-	261,590,154	-
	Unfunded Loan Commitment	2,908,983	-	2,908,983	-
	Derivatives:
	Credit Contracts		-		-
	Swaps	2,252,356	-	2,252,356	-
	Foreign Currency Contracts				-
	Futures	1,109,670	1,109,670	-	-
	Forward Foreign Currency Contracts	10,727,574	-	10,727,574	-
	Purchased Options	491,320	-	491,320	-

	Total Foreign Currency Contracts	12,328,564	1,109,670	11,218,894	-

	Interest Rate Contracts				-
	Futures	16,312,411	16,312,411	-	-
	Purchased Options	331,484	-	331,484	-
	Swaps	56,577,880	-	56,577,880	-

	Total Interest Rate Contracts	73,221,775	16,312,411	56,909,364	-

	Total Asset - Derivatives	87,802,695	17,422,081	70,380,614	-

	Total Assets	4,905,675,134	17,422,081	4,879,252,426	9,000,627

Liabilities	Derivatives:
	Foreign Currency Contracts				-
	Futures	(3,468,712)	(3,468,712)	-	-
	Forward Foreign Currency Contracts	(7,236,884)	-	(7,236,884)	-
	Written Options	(224,266)	-	(224,266)	-

	Total Foreign Currency Contracts	(10,929,862)	(3,468,712)	(7,461,150)	-

	Interest Rate Contracts				-
	Futures	(59,914,748)	(59,914,748)	-	-
	Written Options	(2,743,390)	-	(2,743,390)	-
	Swaps	(3,673,685)	-	(3,673,685)	-

	Total Interest Rate Contracts	(66,331,823)	(59,914,748)	(6,417,075)	-

	Total Liabilities - Derivatives	(77,261,685)	(63,383,460)	(13,878,225)	-

	Total Liabilities	(77,261,685)	(63,383,460)	(13,878,225)	-

	Total	$4,828,413,449	($45,961,379)	$4,865,374,201	$9,000,627

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 4.9%

Invesco Senior Loan	414,501	$9,172,907
iShares iBoxx High Yield Corporate Bond	43,725	3,811,945
SPDR Blackstone Senior Loan	113,070	5,171,822

		18,156,674

Total Exchange-Traded Funds (Cost $17,261,791)		18,156,674

	Principal Amount
CORPORATE BONDS & NOTES - 3.3%

Communications - 0.3%

CommScope Inc 5.500% due 03/01/24 ~	$1,200,000	1,239,138
iHeartCommunications Inc 8.375% due 05/01/27	1	1

		1,239,139

Consumer, Cyclical - 1.7%

American Airlines Inc 11.750% due 07/15/25 ~	1,000,000	1,238,240
Carnival Corp 9.875% due 08/01/27 ~	1,500,000	1,767,960
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,750,000	2,816,000
8.500% due 10/30/25 ~	500,000	533,610

		6,355,810

Industrial - 1.3%

TransDigm Inc 6.250% due 03/15/26 ~	4,500,000	4,776,548

Total Corporate Bonds & Notes (Cost $12,044,777)		12,371,497

SENIOR LOAN NOTES - 90.6%

Basic Materials - 3.5%

Allnex & CY SCA Term B2 (Luxembourg) 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	851,002	849,938
Allnex USA Inc Term B3 (Luxembourg) 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	641,150	640,348
Aruba Investments Holdings LLC Term B 4.750% (USD LIBOR + 4.000%) due 11/24/27 § ±	500,000	501,875
ASP Unifrax Holdings Inc Term B 3.939% (USD LIBOR + 3.750%) due 12/14/25 §	4,200,434	3,997,414
Cpc Acquisition Corp Term B 4.500% (USD LIBOR + 3.750%) due 12/29/27 §	750,000	747,656
Diamond BC BV 3.185% (USD LIBOR + 3.000%) due 09/06/24 §	975,135	971,630
Schweitzer-Mauduit International Inc Term B due 01/27/28 µ ±	1,500,000	1,496,250
SCIH Salt Holdings Inc Term B 5.500% (USD LIBOR + 4.500%) due 03/16/27 §	992,500	995,188

	Principal Amount	Value
Solenis Holdings LLC 4.199% (USD LIBOR + 4.000%) due 06/26/25 §	$739,796	$738,641
U.S. Silica Co Term B 5.000% (USD LIBOR + 4.000%) due 05/01/25 §	2,239,013	2,162,647

		13,101,587

Communications - 6.1%

Arches Buyer Inc 3.750% (USD LIBOR + 3.250%) due 12/06/27 §	2,244,375	2,233,620
Clear Channel Outdoor Holdings Inc Term B 3.607% (USD LIBOR + 3.500%) due 08/21/26 §	5,879,802	5,664,037
CNT Holdings I Corp (2nd Lien) 7.500% (USD LIBOR + 6.750%) due 10/16/28 § ±	3,000,000	3,045,000
Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 §	3,164,026	3,160,071
CSC Holdings LLC Term B5 2.607% (USD LIBOR + 2.500%) due 04/15/27 §	1,000,000	990,268
Endurance International Group Holdings Inc Term B 4.250% (USD LIBOR + 3.500%) due 02/10/28 §	2,250,000	2,243,907
MTN Infrastructure TopCo Inc Term B 4.000% - 5.000% (USD LIBOR + 3.000%, 4.000%) due 11/17/24 §	3,475,978	3,481,104
Pug LLC Term B 3.614% (USD LIBOR + 3.500%) due 02/13/27 §	2,209,107	2,140,072

		22,958,079

Consumer, Cyclical - 15.1%

Alterra Mountain Co Term B 5.500% (USD LIBOR + 4.500%) due 08/01/26 §	3,719,333	3,735,605
American Airlines Inc 5.500% (USD LIBOR + 4.750%) due 03/24/28 µ	1,375,000	1,408,762
BCPE Empire Holdings Inc 5.000% (USD LIBOR + 4.250%) due 06/12/26 § ±	1,250,000	1,251,563
Caesars Resort Collection LLC Term B 2.904% (USD LIBOR + 2.750%) due 12/22/24 §	909,119	896,051
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	3,228,423	3,341,418
ClubCorp Holdings Inc Term B 2.933% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,094	3,230,036
Core & Main LP Term B 4.000% (USD LIBOR + 3.000%) due 08/01/24 §	5,554,468	5,545,792
Curium BidCo SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.250%) due 09/10/27 § ±	2,244,375	2,247,180
Diamond Resorts International Inc Term B 4.750% (USD LIBOR + 3.750%) due 09/02/23 § µ	3,491,003	3,495,366
FCG Acquisitions Inc (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 03/17/29 § ±	1,750,000	1,758,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
First Brands International Inc Term B 6.000% (USD LIBOR + 5.000%) due 03/24/27 §	$1,500,000	$1,492,032
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,985,574	2,945,269
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	3,491,250	3,497,070
Jo-Ann Stores LLC Term B 6.000% (USD LIBOR + 5.000%) due 10/16/23 §	2,125,000	2,119,688
K-MAC Holdings Corp (2nd Lien) 6.859% (USD LIBOR + 6.750%) due 03/16/26 §	1,700,000	1,691,500
Motion Finco SARL Term B1 (United Kingdom) 3.453% (USD LIBOR + 3.250%) due 11/04/26 §	2,198,493	2,129,790
Term B2 3.453% (USD LIBOR + 3.250%) due 11/04/26 §	286,530	277,576
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	2,250,000	2,249,062
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 §	1,865,327	1,795,248
Samsonite IP Holdings SARL Term B2 (Luxembourg) 5.500% (USD LIBOR + 4.500%) due 04/25/25 §	997,487	1,006,839
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	2,949,737	2,906,721
SRS Distribution Inc Term B 3.439% – 4.611% (USD LIBOR + 3.250%, 4.500%) due 05/24/25 §	7,918,255	7,842,684

		56,864,002

Consumer, Non-Cyclical - 22.9%

Accelerated Health Systems LLC Term B 3.672% (USD LIBOR + 3.500%) due 11/01/25 § ±	733,125	730,376
Aldevron LLC (2nd Lien) 7.615% (USD LIBOR + 7.500%) due 10/11/27 §	975,000	979,875
Term B 4.250% (USD LIBOR + 3.250%) due 10/11/26 §	1,243,719	1,244,496
Allied Universal Holdco LLC 4.362% (USD LIBOR + 4.250%) due 07/12/26 §	3,179,451	3,174,879
Alphabet Holding Co Inc (2nd Lien) 7.949% (USD LIBOR + 7.750%) due 08/15/25 §	5,750,000	5,776,352
American Residential Services LLC Term B 4.250% (USD LIBOR + 3.500%) due 10/15/27 §	2,244,375	2,244,375
City Brewing Co LLC 4.250% (USD LIBOR + 3.500%) due 04/05/28 § µ	500,000	500,000
Da Vinci Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 §	3,921,383	3,928,735
Ensemble RCM LLC Term B 3.922% (USD LIBOR + 3.750%) due 08/01/26 § µ	2,493,671	2,493,152

	Principal Amount	Value
Envision Healthcare Corp Term B 3.937% (USD LIBOR + 3.750%) due 10/10/25 §	$494,917	$427,760
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 § µ	4,248,750	4,238,128
Heartland Dental LLC 3.922% (USD LIBOR + 3.750%) due 04/30/25 §	4,881,813	4,811,974
Mallinckrodt International Finance SA Term B 3.500% (USD LIBOR + 2.750%) due 09/24/24 § * Y µ	1,871,459	1,850,406
Mavis Tire Express Services Corp 5.000% (USD LIBOR + 4.000%) due 03/20/25 §	3,990,000	3,993,116
Mister Car Wash Holdings Inc 3.360% (USD LIBOR + 3.250%) due 05/14/26 §	2,552,356	2,531,299
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.343% (USD LIBOR + 3.250%) due 06/30/25 §	1,409,659	1,409,108
PAREXEL International Corp Term B 2.949% (USD LIBOR + 2.750%) due 09/27/24 §	1,931,263	1,910,593
Pathway Vet Alliance LLC 3.860% (USD LIBOR + 3.750%) due 03/31/27 §	4,210,317	4,197,913
PetVet Care Centers LLC (2nd Lien) 6.443% (USD LIBOR + 6.250%) due 02/15/26 §	2,750,000	2,748,281
Term B 3.452% (USD LIBOR + 3.250%) due 02/14/25 §	4,639,864	4,585,490
Term B 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	1,942,551	1,940,729
PPD Inc Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	2,250,000	2,243,144
Precision Medicine Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 § µ	5,391,257	5,369,918
Shearer’s Foods Inc Term B 4.250% (USD LIBOR + 3.500%) due 09/30/25 § µ	1,495,003	1,495,159
Snacking Investments US LLC Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/01/26 §	1,655,364	1,661,916
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/01/28 §	2,250,000	2,234,250
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 10/02/26 § µ	6,080,514	6,084,855
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	3,859,767	3,601,989
VetCor Professional Practices LLC 3.199% (USD LIBOR + 3.000%) due 07/02/25 § ±	4,861,137	4,830,755
Wand NewCo 3 Inc Term B1 3.109% (USD LIBOR + 3.000%) due 02/05/26 §	2,906,872	2,875,077

		86,114,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Energy - 1.5%

BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 §	$1,122,078	$1,084,488
Brazos Delaware II LLC Term B 4.111% (USD LIBOR + 4.000%) due 05/29/25 §	1,990,734	1,861,336
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 § µ	2,223,793	2,213,601
Win Waste Innovations Holdings Inc 3.250% (USD LIBOR + 2.750%) due 03/25/28 §	500,000	498,646

		5,658,071

Financial - 8.0%

Acrisure LLC Term B 3.703% (USD LIBOR + 3.500%) due 02/15/27 §	3,701,947	3,664,558
AssuredPartners Inc Term B 3.609% - 5.500% (USD LIBOR + 3.500%, 4.500%) due 02/13/27 §	2,561,577	2,543,142
Broadstreet Partners Inc Term B 4.750% (USD LIBOR + 3.750%) due 01/27/27 §	3,228,112	3,234,569
Brookfield Property REIT Inc Term A2 3.109% (USD LIBOR + 3.000%) due 08/24/23 §	3,875,000	3,790,234
Cushman & Wakefield U.S. Borrower LLC Term B 2.859% (USD LIBOR + 2.750%) due 08/21/25 §	226,198	222,239
Deerfield Dakota Holding LLC (2nd Lien) 9.000% (USD LIBOR + 8.000%) due 04/14/28 § ±	4,375,000	4,462,500
HUB International Ltd Term B 2.861% (USD LIBOR + 2.750%) due 04/25/25 §	2,954,277	2,916,161
Term B3 4.000% (USD LIBOR + 2.750%) due 04/25/25 §	2,230,609	2,233,290
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 §	2,958,008	2,962,939
USI Inc Term B 3.203% (USD LIBOR + 3.000%) due 05/16/24 §	4,048,110	4,006,544

		30,036,176

Industrial - 14.4%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	1,835,686	1,810,016
Engineered Machinery Holdings Inc 4.000% - 5.250% (USD LIBOR + 3.000%, 4.250%) due 07/19/24 §	4,341,627	4,335,172
Filtration Group Corp Term B 3.109% (USD LIBOR + 3.000%) due 03/29/25 §	336,698	332,489
Graham Packaging Co Inc 3.750% (USD LIBOR + 3.000%) due 08/04/27 §	2,633,051	2,620,984
Granite US Holdings Corp Term B 4.203% (USD LIBOR + 4.000%) due 09/30/26 § ±	1,222,641	1,221,113

	Principal Amount	Value
Kenan Advantage Group Inc Term B1 4.500% (USD LIBOR + 3.750%) due 03/24/26 § µ	$1,995,000	$1,989,390
Klockner-Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/12/26 §	3,625,000	3,620,469
LTI Holdings Inc 4.859% (USD LIBOR + 4.750%) due 07/24/26 §	371,231	368,447
Term B 3.609% (USD LIBOR + 3.500%) due 09/06/25 §	2,494,306	2,461,179
Mauser Packaging Solutions Holding Co Term B 3.443% (USD LIBOR + 3.250%) due 04/03/24 §	4,561,386	4,466,901
Pregis TopCo Corp 5.000% (USD LIBOR + 4.250%) due 08/01/26 § ±	750,000	751,875
Term B 3.859% (USD LIBOR + 3.750%) due 07/31/26 §	987,500	981,945
Pretium PKG Holdings Inc 4.750% (USD LIBOR + 4.000%) due 11/05/27 §	2,867,813	2,869,008
(2nd Lien) 9.000% (USD LIBOR + 8.250%) due 11/05/28 § ±	548,438	558,035
Pro Mach Group Inc Term B 2.859% - 4.500% (USD LIBOR + 2.750%, 3.500%) due 03/07/25 §	4,115,509	4,050,595
Proampac PG Borrower LLC 5.000% (USD LIBOR + 4.000%) due 11/03/25 §	500,000	500,250
Standard Aero Ltd 3.703% (USD LIBOR + 3.500%) due 04/08/26 §	5,088,147	4,939,741
Tamko Building Products LLC Term B 3.119% (USD LIBOR + 3.000%) due 05/31/26 § µ	2,493,671	2,488,995
Tank Holding Corp Term B 5.750% (USD LIBOR + 5.000%) due 03/26/26 §	748,125	752,489
The Hillman Group Inc Term B 4.109% (USD LIBOR + 4.000%) due 05/31/25 §	5,398,492	5,403,794
Term B1 due 02/23/28 µ	3,532,700	3,520,555
TransDigm Inc Term G 2.359% (USD LIBOR + 2.250%) due 08/22/24 §	1,430,662	1,406,519
Watlow Electric Manufacturing Co Term B due 03/02/28 µ ±	1,500,000	1,500,008
WP CPP Holdings LLC Term B 3.857% (USD LIBOR + 3.750%) due 04/30/25 §	1,036,206	1,010,819

		53,960,788

Technology - 17.7%

Applied Systems Inc 3.500% (USD LIBOR + 3.000%) due 09/19/24 §	8,036,027	8,019,706
(2nd Lien) 5.703% (USD LIBOR + 5.500%) due 09/19/25 §	3,625,000	3,652,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Athenahealth Inc Term B1 4.453% (USD LIBOR + 4.250%) due 02/11/26 §	$947,084	$950,636
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 § µ	1,163,648	894,139
BY Crown Parent LLC Term B 4.000% (USD LIBOR + 3.000%) due 01/30/26 §	672,203	673,463
DCert Buyer Inc (2nd Lien) 7.109% (USD LIBOR + 7.000%) due 02/16/29 §	1,750,000	1,763,125
Epicor Software Corp 4.500% (USD LIBOR + 3.750%) due 11/09/27 §	2,493,750	2,490,633
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 §	2,125,000	2,202,917
Term B 4.000% (USD LIBOR + 3.250%) due 07/31/27 §	7,016,597	7,007,097
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	6,955,977	6,827,361
Hyland Software Inc 4.250% (USD LIBOR + 3.500%) due 07/01/24 §	1,244,888	1,245,407
IGT Holding IV AB (Sweden) due 03/23/28 § µ	750,000	748,594
Peraton Corp
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	1,992,821	1,993,652
Term B1 due 02/01/29 § µ	1,500,000	1,530,000
Project Ruby Ultimate Parent Corp Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 §	1,000,000	997,083
RealPage Inc due 02/17/28 § µ	2,500,000	2,491,145
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	748,125	748,593
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 § ±	4,750,000	4,916,250
Syncsort Inc (1st Lien) due 03/04/28 µ ±	2,250,000	2,245,781
(2nd Lien) Due 03/04/29 µ ±	500,000	502,500
The Dun & Bradstreet Corp Term B 3.359% (USD LIBOR + 3.250%) due 02/08/26 §	3,684,005	3,669,615
UKG Inc 3.859% (USD LIBOR + 3.750%) due 05/03/26 §	1,924,320	1,924,187
4.000% (USD LIBOR + 3.250%) due 05/03/26 §	4,726,280	4,729,602
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	2,125,000	2,186,094
Vero Parent Inc Term B 5.500% (USD LIBOR + 4.750%) due 08/16/24 §	2,244,375	2,250,453

		66,660,220

	Principal Amount	Value
Utilities - 1.4%
PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	$5,092,470	$5,095,653

Total Senior Loan Notes (Cost $336,963,354)		340,448,676

SHORT-TERM INVESTMENT - 8.4%

Repurchase Agreement - 8.4%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $31,640,792; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $32,273,678)	31,640,792	31,640,792

Total Short-Term Investment (Cost $31,640,792)		31,640,792

TOTAL INVESTMENTS - 107.2% (Cost $397,910,714)		402,617,639

OTHER ASSETS & LIABILITIES, NET - (7.2%)		(26,875,727)

NET ASSETS - 100.0%		$375,741,912

Notes to Schedule of Investments

(a)	An investment with a value of $1,850,406 or 0.5% of the Fund’s net assets was in default as of March 31, 2021.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
OneDigital Borrower LLC	$291,758	$292,479	$721
Peraton Corp µ	3,492,831	3,508,641	15,810
Precision Medicine Group LLC	595,296	592,876	(2,420)
The Hillman Group Inc µ	717,300	714,834	(2,466)

	$5,097,185	$5,108,830	$11,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$18,156,674	$18,156,674	$-	$-
	Corporate Bonds & Notes	12,371,497	-	12,371,497	-
	Senior Loan Notes	340,448,676	-	308,428,865	32,019,811
	Short-Term Investment	31,640,792	-	31,640,792	-
	Unfunded Loan Commitment	5,108,830	-	5,108,830	-

	Total	$407,726,469	$18,156,674	$357,549,984	$32,019,811

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2021:

Senior Loan Notes
Value, Beginning of Period	$27,452,273
Purchases	17,581,141
Sales (Includes Paydowns)	(16,085,853)
Accrued Discounts (Premiums)	12,615
Net Realized Gains (Losses)	242,962
Change in Net Unrealized Appreciation (Depreciation)	(145,484)
Transfers In	7,872,604
Transfers Out	(4,910,447)

Value, End of Period	$32,019,811

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$249,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

The table below shows transfers to/from Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$7,872,604	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
4,910,447	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.2%

Basic Materials - 0.3%

Constellium SE *	170,643	$2,508,452
Hexion Holdings Corp ‘B’ *	65,539	983,085

		3,491,537

Consumer, Cyclical - 0.4%

Beazer Homes USA Inc *	86,816	1,816,191
Cedar Fair LP	46,111	2,290,794
Las Vegas Sands Corp	16,818	1,021,862

		5,128,847

Consumer, Non-Cyclical - 0.2%

HCA Healthcare Inc	12,524	2,358,770

Financial - 0.5%

Citigroup Inc	35,192	2,560,218
Outfront Media Inc REIT	65,030	1,419,605
The Goldman Sachs Group Inc	9,625	3,147,375

		7,127,198

Industrial - 0.6%

Crown Holdings Inc	25,159	2,441,429
GFL Environmental Inc (Canada)	89,595	3,131,345
TNT Crane & Rigging Inc *	11,518	157,411
TNT Crane & Rigging Inc * ±	20,421	42,680
Xylem Inc	16,647	1,750,932

		7,523,797

Utilities - 0.2%

Evoqua Water Technologies Corp *	128,770	3,386,651

Total Common Stocks (Cost $25,101,218)		29,016,800

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	66,953	5,836,962
SPDR Bloomberg Barclays High Yield Bond	73,890	8,039,232

		13,876,194

Total Exchange-Traded Funds (Cost $12,842,069)		13,876,194

	Principal Amount
CORPORATE BONDS & NOTES - 88.4%

Basic Materials - 3.0%

Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$2,200,000	2,221,538
5.500% due 12/15/27 ~	5,475,000	5,900,134
Constellium SE
3.750% due 04/15/29 ~	1,750,000	1,675,327
5.625% due 06/15/28 ~	250,000	264,281
5.875% due 02/15/26 ~	500,000	516,188
Hecla Mining Co 7.250% due 02/15/28	4,350,000	4,670,812
Hexion Inc 7.875% due 07/15/27 ~	3,950,000	4,254,644

	Principal Amount	Value
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	$3,600,000	$3,604,500
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	5,093,088
Novelis Corp
4.750% due 01/30/30 ~	5,833,000	6,023,010
5.875% due 09/30/26 ~	700,000	731,500
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	3,550,000	3,760,163

		38,715,185

Communications - 14.4%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	5,875,000	6,146,719
Altice France SA (France) 7.375% due 05/01/26 ~	4,375,000	4,555,906
Arches Buyer Inc 4.250% due 06/01/28 ~	5,525,000	5,525,414
Avaya Inc 6.125% due 09/15/28 ~	5,525,000	5,875,506
CCO Holdings LLC
4.250% due 02/01/31 ~	600,000	602,082
4.750% due 03/01/30 ~	10,400,000	10,790,000
5.000% due 02/01/28 ~	675,000	714,589
5.375% due 06/01/29 ~	10,700,000	11,487,948
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	275,000	272,491
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	4,950,000	4,984,650
9.250% due 02/15/24	3,538,000	3,687,215
CommScope Inc 8.250% due 03/01/27 ~	700,000	749,879
CommScope Technologies LLC 6.000% due 06/15/25 ~	7,021,000	7,171,249
CSC Holdings LLC
3.375% due 02/15/31 ~	1,800,000	1,698,750
4.625% due 12/01/30 ~	2,400,000	2,364,000
5.250% due 06/01/24	2,600,000	2,809,625
5.375% due 02/01/28 ~	650,000	684,938
5.750% due 01/15/30 ~	4,300,000	4,534,350
6.500% due 02/01/29 ~	5,550,000	6,143,156
7.500% due 04/01/28 ~	625,000	690,116
Diamond Sports Group LLC 12.750% due 12/01/26 ~	5,954,000	5,090,670
Frontier Communications Corp
5.000% due 05/01/28 ~	3,750,000	3,825,956
5.875% due 10/15/27 ~	1,175,000	1,247,703
Lamar Media Corp
3.625% due 01/15/31 ~	1,750,000	1,692,775
3.750% due 02/15/28	5,425,000	5,428,391
4.000% due 02/15/30	325,000	324,706
Level 3 Financing Inc
3.625% due 01/15/29 ~	1,925,000	1,868,453
3.750% due 07/15/29 ~	575,000	563,443
4.625% due 09/15/27 ~	7,900,000	8,144,623
LogMeln Inc 5.500% due 09/01/27 ~	4,850,000	5,083,430
Lumen Technologies Inc
4.000% due 02/15/27 ~	5,500,000	5,625,400
4.500% due 01/15/29 ~	1,050,000	1,026,034
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	4,450,000	4,671,098
Outfront Media Capital LLC
4.250% due 01/15/29 ~	1,750,000	1,686,947
4.625% due 03/15/30 ~	450,000	433,688
5.000% due 08/15/27 ~	6,225,000	6,297,770
6.250% due 06/15/25 ~	1,825,000	1,933,359
Sprint Capital Corp 8.750% due 03/15/32	3,500,000	5,179,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Sprint Corp
7.625% due 02/15/25	$2,950,000	$3,521,562
7.625% due 03/01/26	7,050,000	8,644,816
7.875% due 09/15/23	1,925,000	2,202,681
T-Mobile USA Inc
2.625% due 02/15/29	275,000	267,380
2.875% due 02/15/31	150,000	145,163
3.375% due 04/15/29	1,675,000	1,690,703
3.500% due 04/15/31	550,000	554,813
Uber Technologies Inc
6.250% due 01/15/28 ~	1,200,000	1,308,540
7.500% due 05/15/25 ~	1,300,000	1,404,598
8.000% due 11/01/26 ~	6,075,000	6,587,578
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	1,000,000	1,000,000
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	12,100,000	12,577,708
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	6,400,000	6,296,352
6.125% due 03/01/28 ~	575,000	591,083

		188,405,131

Consumer, Cyclical - 18.3%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,224,889	1,230,233
American Airlines Inc 5.750% due 04/20/29 ~	1,650,000	1,757,085
American Airlines Pass-Through Trust ‘B’ 3.850% due 08/15/29	3,815,879	3,480,612
5.250% due 07/15/25	2,860,037	2,720,859
Aramark Services Inc 6.375% due 05/01/25 ~	5,935,000	6,298,519
Ashton Woods USA LLC 6.625% due 01/15/28 ~	5,610,000	5,988,675
BCPE Ulysses Intermediate Inc 7.750% Cash or 8.500% PIK due 04/01/27 ~	1,150,000	1,195,281
Beazer Homes USA Inc 5.875% due 10/15/27	9,275,000	9,617,016
Boyd Gaming Corp
4.750% due 12/01/27	100,000	102,111
6.375% due 04/01/26	2,750,000	2,843,197
8.625% due 06/01/25 ~	4,750,000	5,287,937
Caesars Entertainment Inc
6.250% due 07/01/25 ~	4,050,000	4,322,443
8.125% due 07/01/27 ~	4,525,000	4,995,826
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	7,375,000	7,411,875
Carvana Co
5.500% due 04/15/27 ~	550,000	554,263
5.625% due 10/01/25 ~	5,425,000	5,572,017
5.875% due 10/01/28 ~	1,200,000	1,231,500
Cedar Fair LP
5.250% due 07/15/29	9,250,000	9,523,615
6.500% due 10/01/28 ~	1,775,000	1,911,453
Churchill Downs Inc 4.750% due 01/15/28 ~	1,650,000	1,710,307
Clarios Global LP
6.250% due 05/15/26 ~	4,000,000	4,253,160
8.500% due 05/15/27 ~	1,175,000	1,266,533
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	7,200,000	6,812,244
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	2,188,743
Core & Main LP 6.125% due 08/15/25 ~	6,796,000	6,987,749

	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	$5,750,000	$5,972,209
Ford Motor Co
4.346% due 12/08/26	15,967,000	16,848,219
7.450% due 07/16/31	6,000,000	7,576,230
9.000% due 04/22/25	900,000	1,091,160
9.625% due 04/22/30	900,000	1,257,431
Ford Motor Credit Co LLC
3.375% due 11/13/25	600,000	610,950
4.000% due 11/13/30	600,000	595,944
Golden Nugget Inc 6.750% due 10/15/24 ~	9,150,000	9,263,643
Hilton Domestic Operating Co Inc
3.625% due 02/15/32 ~	575,000	558,814
3.750% due 05/01/29 ~	1,650,000	1,636,594
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	6,600,000	6,889,443
IRB Holding Corp 7.000% due 06/15/25 ~	6,075,000	6,550,217
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	6,975,000	7,279,424
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,160,831
LBM Acquisition LLC 6.250% due 01/15/29 ~	5,375,000	5,542,969
Marriott Ownership Resorts Inc 4.750% due 01/15/28	5,100,000	5,169,156
Meritage Homes Corp due 04/15/29 # ~	1,100,000	1,100,000
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	2,200,000	2,143,625
3.875% due 01/15/28 ~	900,000	911,016
4.375% due 01/15/28 ~	2,700,000	2,717,307
NMG Holding Co Inc 7.125% due 04/01/26 ~	875,000	893,594
PetSmart Inc
4.750% due 02/15/28 ~	750,000	767,970
7.750% due 02/15/29 ~	5,750,000	6,231,275
PM General Purchaser LLC 9.500% due 10/01/28 ~	3,075,000	3,286,406
Scientific Games International Inc
7.000% due 05/15/28 ~	1,350,000	1,444,905
7.250% due 11/15/29 ~	1,350,000	1,467,031
8.250% due 03/15/26 ~	3,475,000	3,732,862
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	7,000,000	7,078,750
5.500% due 04/15/27 ~	1,125,000	1,167,188
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	325,000	352,016
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,750,000	2,878,906
STL Holding Co LLC 7.500% due 02/15/26 ~	5,900,000	6,150,750
Tesla Inc 5.300% due 08/15/25 ~	5,575,000	5,791,589
The Scotts Miracle-Gro Co 4.000% due 04/01/31 ~	3,875,000	3,828,016
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	930,796	951,360
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,167,553	3,182,641
Viking Cruises Ltd
6.250% due 05/15/25 ~	2,920,000	2,902,057
7.000% due 02/15/29 ~	275,000	283,855
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	275,000	278,520

		239,808,126

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 18.3%

Acadia Healthcare Co Inc 5.000% due 04/15/29 ~	$575,000	$598,127
Ahern Rentals Inc 7.375% due 05/15/23 ~	26,099,000	23,570,659
Albertsons Cos Inc
3.250% due 03/15/26 ~	900,000	897,678
3.500% due 03/15/29 ~	350,000	333,512
4.625% due 01/15/27 ~	550,000	570,625
5.875% due 02/15/28 ~	10,875,000	11,613,847
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	250,000	265,589
9.750% due 07/15/27 ~	13,000,000	14,286,220
Avantor Funding Inc 4.625% due 07/15/28 ~	5,475,000	5,724,715
Bausch Health Americas Inc 8.500% due 01/31/27 ~	13,125,000	14,579,119
Bausch Health Cos Inc
5.000% due 01/30/28 ~	1,075,000	1,089,781
5.000% due 02/15/29 ~	525,000	522,375
5.250% due 02/15/31 ~	275,000	274,201
6.125% due 04/15/25 ~	7,125,000	7,311,675
6.250% due 02/15/29 ~	1,375,000	1,463,551
Catalent Pharma Solutions Inc 3.125% due 02/15/29 ~	1,100,000	1,057,375
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	825,000	827,335
4.000% due 03/15/31 ~	850,000	865,130
4.250% due 05/01/28 ~	5,850,000	6,035,386
CHS
4.750% due 02/15/31 ~	1,305,000	1,276,486
5.625% due 03/15/27 ~	600,000	629,250
6.625% due 02/15/25 ~	11,625,000	12,293,496
6.875% due 04/15/29 ~	150,000	157,218
DaVita Inc 4.625% due 06/01/30 ~	3,800,000	3,876,418
Endo Luxembourg Finance Co I Sarl 6.125% due 04/01/29 ~	1,025,000	1,035,250
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	4,492,000	4,979,652
HCA Inc
5.250% due 06/15/26	2,450,000	2,817,711
5.625% due 09/01/28	675,000	777,448
5.875% due 02/01/29	21,250,000	24,792,481
Jaguar Holding Co II 5.000% due 06/15/28 ~	6,475,000	6,751,806
JBS Investments II GmbH
5.750% due 01/15/28 ~	800,000	845,128
7.000% due 01/15/26 ~	2,650,000	2,827,020
JBS USA LUX SA
5.500% due 01/15/30 ~	1,425,000	1,579,969
6.500% due 04/15/29 ~	950,000	1,074,972
Kraft Heinz Foods Co
3.875% due 05/15/27	1,825,000	1,989,171
4.375% due 06/01/46	6,750,000	7,072,390
5.000% due 07/15/35	8,850,000	10,201,540
5.200% due 07/15/45	3,600,000	4,172,568
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	950,000	933,375
6.750% due 04/15/25 ~	550,000	585,750
LifePoint Health Inc 5.375% due 01/15/29 ~	625,000	616,406
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	2,900,000	2,831,125
Pilgrim’s Pride Corp
due 04/15/31 # ~	2,800,000	2,792,944
5.875% due 09/30/27 ~	6,525,000	7,000,999
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	4,125,000	4,473,047

	Principal Amount	Value
Select Medical Corp 6.250% due 08/15/26 ~	$6,550,000	$6,971,165
Tenet Healthcare Corp
4.625% due 06/15/28 ~	675,000	692,705
4.875% due 01/01/26 ~	1,795,000	1,868,595
5.125% due 05/01/25	3,325,000	3,375,872
6.125% due 10/01/28 ~	2,075,000	2,168,375
6.250% due 02/01/27 ~	1,275,000	1,348,006
6.750% due 06/15/23	5,325,000	5,777,092
7.500% due 04/01/25 ~	375,000	405,407
Tms International Holding Corp 7.250% due 08/15/25 ~	10,707,000	10,947,907
Triton Water Holdings Inc 6.250% due 04/01/29 ~	550,000	561,344
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,665,851

		240,052,839

Energy - 12.3%

Antero Midstream Partners LP
5.750% due 03/01/27 ~	6,000,000	6,012,570
7.875% due 05/15/26 ~	1,050,000	1,131,265
Antero Resources Corp
7.625% due 02/01/29 ~	2,350,000	2,507,156
8.375% due 07/15/26 ~	4,200,000	4,638,375
Archrock Partners LP
6.250% due 04/01/28 ~	875,000	890,466
6.875% due 04/01/27 ~	3,450,000	3,605,250
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	306,650
4.500% due 03/01/28 ~	4,800,000	4,824,000
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	3,100,000	3,548,793
7.000% due 06/30/24	1,100,000	1,266,929
Cheniere Energy Partners LP
4.000% due 03/01/31 ~	3,425,000	3,489,219
4.500% due 10/01/29	1,000,000	1,038,510
5.625% due 10/01/26	3,975,000	4,163,415
Chesapeake Energy Corp 5.875% due 02/01/29 ~	4,400,000	4,672,250
Comstock Resources Inc
6.750% due 03/01/29 ~	625,000	641,797
9.750% due 08/15/26	4,717,000	5,135,634
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,314,667
5.750% due 01/30/28 ~	5,375,000	5,685,782
6.625% due 07/15/25 ~	600,000	642,180
Energy Transfer LP 6.250% due 12/31/99	7,375,000	6,555,114
Energy Transfer Operating LP 6.250% due 02/15/23	7,375,000	6,030,537
EnLink Midstream LLC 5.625% due 01/15/28 ~	275,000	266,435
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	710,652
Enterprise Products Operating LLC 5.375% (USD LIBOR + 2.570%) due 02/15/78 §	5,400,000	5,422,069
EQM Midstream Partners LP
4.750% due 01/15/31 ~	2,350,000	2,282,437
5.500% due 07/15/28	2,025,000	2,130,037
6.000% due 07/01/25 ~	925,000	996,687
6.500% due 07/01/27 ~	2,950,000	3,211,562
Genesis Energy LP 7.750% due 02/01/28	5,920,000	5,929,176
Global Partners LP 7.000% due 08/01/27	4,200,000	4,438,875
MPLX LP 6.875% due 02/15/23	5,850,000	5,879,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
New Fortress Energy Inc due 09/30/26 # ~	$2,800,000	$2,828,000
Occidental Petroleum Corp
2.900% due 08/15/24	9,600,000	9,506,784
5.500% due 12/01/25	600,000	635,400
5.875% due 09/01/25	4,525,000	4,843,107
6.125% due 01/01/31	600,000	663,645
6.625% due 09/01/30	2,500,000	2,813,250
8.000% due 07/15/25	1,100,000	1,264,785
8.500% due 07/15/27	1,650,000	1,958,344
8.875% due 07/15/30	5,700,000	7,196,250
Range Resources Corp
8.250% due 01/15/29 ~	2,200,000	2,358,125
9.250% due 02/01/26	2,700,000	2,936,979
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	5,000,000	4,950,000
Targa Resources Partners LP
4.000% due 01/15/32 ~	575,000	541,518
4.875% due 02/01/31 ~	1,900,000	1,928,025
5.000% due 01/15/28	1,350,000	1,408,219
5.375% due 02/01/27	750,000	779,535
5.875% due 04/15/26	2,275,000	2,385,906
6.500% due 07/15/27	625,000	680,738
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	2,774,250
6.875% due 09/01/27	4,600,000	4,745,774
Vine Energy Holdings LLC due 04/15/29 # ~	4,450,000	4,450,000

		162,016,373

Financial - 3.7%

Ally Financial Inc 5.750% due 11/20/25	4,975,000	5,655,417
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,490,469
Barclays PLC (United Kingdom) 5.200% due 05/12/26	1,000,000	1,132,940
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	650,000	643,403
4.875% due 09/15/29 ~	3,700,000	3,749,765
5.000% due 07/15/28 ~	925,000	946,978
5.250% due 03/15/28 ~	700,000	728,438
OneMain Finance Corp
4.000% due 09/15/30	1,050,000	1,022,438
5.375% due 11/15/29	3,650,000	3,891,812
6.125% due 03/15/24	1,375,000	1,486,719
SBA Communications Corp
3.125% due 02/01/29 ~	1,450,000	1,395,480
3.875% due 02/15/27	5,800,000	5,936,010
Springleaf Finance Corp
6.625% due 01/15/28	2,500,000	2,837,500
6.875% due 03/15/25	3,900,000	4,443,270
7.125% due 03/15/26	4,100,000	4,733,880
8.875% due 06/01/25	450,000	499,343
The Howard Hughes Corp
4.375% due 02/01/31 ~	575,000	563,859
5.375% due 08/01/28 ~	1,925,000	2,027,266
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,750,000	1,753,010
4.250% due 12/01/26 ~	1,775,000	1,818,771
4.625% due 12/01/29 ~	1,775,000	1,844,314

		48,601,082

Industrial - 13.8%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	5,018,750
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	1,051,250

	Principal Amount	Value
Ardagh Packaging Finance PLC 5.250% due 08/15/27 ~	$3,950,000	$4,033,266
Bombardier Inc (Canada) 7.500% due 03/15/25 ~	5,300,000	5,220,500
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,531,392
BWX Technologies Inc
due 04/15/29 # ~	2,800,000	2,842,000
4.125% due 06/30/28 ~	6,350,000	6,449,219
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	5,300,000	5,482,187
Dycom Industries Inc due 04/15/29 # ~	1,100,000	1,105,500
Gates Global LLC 6.250% due 01/15/26 ~	6,325,000	6,636,000
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	1,750,000	1,699,688
3.750% due 08/01/25 ~	2,025,000	2,059,172
4.000% due 08/01/28 ~	550,000	533,156
5.125% due 12/15/26 ~	300,000	316,530
Granite US Holdings Corp 11.000% due 10/01/27 ~	6,325,000	7,147,250
Hillenbrand Inc 3.750% due 03/01/31	5,475,000	5,367,088
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,908,594
Masco Corp 7.750% due 08/01/29	1,864,000	2,477,619
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	8,075,000	8,196,125
7.250% due 04/15/25 ~	7,025,000	7,033,781
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	8,048,437
PowerTeam Services LLC 9.033% due 12/04/25 ~	5,075,000	5,607,875
Sensata Technologies BV
4.000% due 04/15/29 ~	1,100,000	1,121,896
5.625% due 11/01/24 ~	11,450,000	12,745,281
Sensata Technologies Inc
3.750% due 02/15/31 ~	575,000	567,634
4.375% due 02/15/30 ~	3,800,000	3,987,625
Standard Industries Inc
3.375% due 01/15/31 ~	650,000	616,688
4.375% due 07/15/30 ~	1,825,000	1,844,226
4.750% due 01/15/28 ~	10,875,000	11,286,619
The Boeing Co
3.200% due 03/01/29	4,350,000	4,409,759
5.705% due 05/01/40	9,325,000	11,432,085
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	8,290,000	8,631,548
TransDigm Inc
4.625% due 01/15/29 ~	1,325,000	1,308,173
5.500% due 11/15/27	2,925,000	3,032,143
6.250% due 03/15/26 ~	6,075,000	6,448,339
8.000% due 12/15/25 ~	1,925,000	2,098,250
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,797,406
TriMas Corp 4.125% due 04/15/29 ~	3,350,000	3,354,188
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,550,000	4,900,919
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	4,150,000	4,352,313
VM Consolidated Inc 5.500% due 04/15/29 ~	2,600,000	2,667,418

		181,367,889

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Technology - 2.0%

BY Crown Parent LLC 4.250% due 01/31/26 ~	$4,900,000	$5,094,432
Entegris Inc 4.375% due 04/15/28 ~	5,225,000	5,400,821
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	2,925,000	2,818,676
Synaptics Inc 4.000% due 06/15/29 ~	550,000	547,140
Tempo Acquisition LLC
5.750% due 06/01/25 ~	1,375,000	1,455,781
6.750% due 06/01/25 ~	3,075,000	3,146,110
Twilio Inc
3.625% due 03/15/29	1,100,000	1,116,313
3.875% due 03/15/31	3,800,000	3,890,668
Veritas US Inc 7.500% due 09/01/25 ~	2,925,000	3,041,708

		26,511,649

Utilities - 2.6%

Calpine Corp 5.125% due 03/15/28 ~	5,950,000	5,986,087
NRG Energy Inc
3.625% due 02/15/31 ~	1,475,000	1,440,891
5.250% due 06/15/29 ~	2,700,000	2,895,250
7.250% due 05/15/26	3,510,000	3,655,665
Pike Corp 5.500% due 09/01/28 ~	5,725,000	5,839,500
Talen Energy Supply LLC
6.500% due 06/01/25	5,000,000	4,025,000
7.250% due 05/15/27 ~	2,350,000	2,406,517
7.625% due 06/01/28 ~	1,225,000	1,242,609
Vistra Operations Co LLC
5.000% due 07/31/27 ~	3,800,000	3,917,876
5.500% due 09/01/26 ~	1,925,000	1,997,188
5.625% due 02/15/27 ~	700,000	728,588

		34,135,171

Total Corporate Bonds & Notes (Cost $1,099,016,294)		1,159,613,445

SENIOR LOAN NOTES - 2.4%

Consumer, Cyclical - 1.3%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 § ±	2,750,000	2,784,375
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	5,865,540	6,413,544
SRS Distribution Inc Term B 3.439% (USD LIBOR + 3.250%) due 03/25/28 §	5,345,178	5,277,406
Tacala LLC (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,250,945

		16,726,270

Energy - 0.3%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	3,769,005	3,751,732

Technology - 0.8%

Bright Bidco B.V. Term B (Netherlands) 4.500% due 06/30/24 § µ	6,732,537	5,173,234

	Principal Amount	Value
The Dun & Bradstreet Corp Term B 3.364% (USD LIBOR + 3.250%) due 02/08/26 §	$5,346,101	$5,325,219
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	248,752	248,927

		10,747,380

Total Senior Loan Notes (Cost $27,449,414)		31,225,382

ASSET-BACKED SECURITIES - 3.8%

AIMCO CLO (Cayman) 6.772% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,201,444
Benefit Street Partners CLO Ltd (Cayman) 6.923% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,926,437
Benefit Street Partners CLO V-B Ltd (Cayman) 6.174% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,155,511
Dryden 55 CLO Ltd (Cayman)
5.641% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	939,927
7.441% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	220,134
Dryden 72 CLO Ltd (Cayman) 6.994% (USD LIBOR + 6.800%) due 05/15/32 § ~	4,075,000	4,084,948
Kayne CLO II Ltd (Cayman)
6.145% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,532,375
7.595% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,689,082
Magnetite VIII CLO Ltd (Cayman) 7.681% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,902,681
Magnetite Xxix Ltd (Cayman) 5.854% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	7,791,647
Neuberger Berman CLO Ltd (Cayman) 6.974% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	2,506,129
Neuberger Berman CLO XXIII Ltd (Cayman) 5.973% (USD LIBOR + 5.750%) due 10/17/27 § ~	2,200,000	2,155,759
Neuberger Berman Loan Advisers CLO 24 Ltd (Cayman) 6.243% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,464,547
Neuberger Berman Loan Advisers CLO 30 Ltd (Cayman) 6.394% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	5,181,258
Neuberger Berman Loan Advisers CLO 31 Ltd (Cayman) due 04/20/31 # ~	2,500,000	2,500,000
OCP CLO Ltd (Cayman) 5.173% (USD LIBOR + 4.950%) due 10/18/28 § ~	3,625,000	3,599,278
OHA Credit Partners VII Ltd (Cayman) 6.418% (6.250% - USD LIBOR) due 02/20/34 § ~	1,750,000	1,750,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Voya CLO Ltd (Cayman) 7.721% (USD LIBOR + 7.480%) due 01/15/33 § ~	$2,700,000	$2,723,280

Total Asset-Backed Securities (Cost $50,648,691)		50,325,338

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $29,049,633; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $29,630,660)	29,049,633	29,049,633

Total Short-Term Investment (Cost $29,049,633)		29,049,633

TOTAL INVESTMENTS - 100.1% (Cost $1,244,107,319)		1,313,106,792

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,157,807)

NET ASSETS - 100.0%		$1,311,948,985

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,491,537	$3,491,537	$-	$-
	Consumer, Cyclical	5,128,847	5,128,847	-	-
	Consumer, Non-Cyclical	2,358,770	2,358,770	-	-
	Financial	7,127,198	7,127,198	-	-
	Industrial	7,523,797	7,323,706	157,411	42,680
	Utilities	3,386,651	3,386,651	-	-

	Total Common Stocks	29,016,800	28,816,709	157,411	42,680

	Exchange-Traded Funds	13,876,194	13,876,194	-	-
	Corporate Bonds & Notes	1,159,613,445	-	1,159,613,445	-
	Senior Loan Notes	31,225,382	-	28,441,007	2,784,375
	Asset-Backed Securities	50,325,338	-	50,325,338	-
	Short-Term Investment	29,049,633	-	29,049,633	-

	Total	$1,313,106,792	$42,692,903	$1,267,586,834	$2,827,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.9%

Communications - 0.1%

Charter Communications Operating LLC 4.464% due 07/23/22	$500,000	$521,593
Cox Communications Inc 3.250% due 12/15/22 ~	200,000	209,159

		730,752

Consumer, Cyclical - 0.5%

Nissan Motor Acceptance Corp
1.900% due 09/14/21 ~	100,000	100,465
2.650% due 07/13/22 ~	100,000	102,173
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	500,000	535,310
Volkswagen Group of America Finance LLC (Germany) 1.051% (USD LIBOR + 0.860%) due 09/24/21 § ~	1,600,000	1,605,879

		2,343,827

Consumer, Non-Cyclical - 0.0%

Keurig Dr Pepper Inc 3.551% due 05/25/21	100,000	100,455
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	100,000	105,357

		205,812

Energy - 0.4%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,936,261
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	105,623

		2,041,884

Financial - 4.8%

Bank of America Corp 5.875% due 03/15/28	410,000	447,687
Cooperatieve Rabobank UA (Netherlands) 6.625% due 06/29/21 ~	EUR 400,000	476,445
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,666,929
JPMorgan Chase & Co 3.682% (USD LIBOR + 3.470%) due 04/30/21 §	836,000	836,449
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 2,000,000	303,866
1.000% due 10/01/50 ~	25,734,565	3,966,732
1.000% due 10/01/50	3,000,000	458,992
1.000% due 10/01/53	5,600,000	849,722
2.500% due 10/01/47	1,127	189
Lloyds Banking Group PLC (United Kingdom) 0.987% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,001,540
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 2.652% due 09/19/22 ~	200,000	205,571
Natwest Group PLC (United Kingdom)
1.751% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	715,384
4.519% due 06/25/24	500,000	540,076
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 800,000	121,704

	Principal Amount	Value
1.000% due 10/01/50 ~	DKK 8,058,531	$1,243,097
1.000% due 10/01/50	8,800,000	1,347,417
2.500% due 10/01/47	547	91
Nykredit Realkredit (Denmark)
0.500% due 10/01/43 ~	6,000,000	911,363
1.000% due 10/01/50 ~	1,100,000	168,080
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	37,255,733	5,741,139
2.500% due 10/01/47 ~	3,006	503
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$7,000	7,351
Realkredit Danmark AS (Denmark)
1.000% due 10/01/53 ~	DKK 8,800,000	1,335,278
2.500% due 04/01/47 ~	13,357	2,235
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	$1,750,000	2,040,801

		24,388,641

Technology - 0.0%

VMware Inc 3.900% due 08/21/27	100,000	109,241

Utilities - 0.1%

Baltimore Gas & Electric Co 3.500% due 11/15/21	300,000	303,469
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	102,459

		405,928

Total Corporate Bonds & Notes (Cost $29,836,006)		30,226,085

MORTGAGE-BACKED SECURITIES - 9.6%

Collateralized Mortgage Obligation - Commercial - 0.2%

AREIT Trust 2.726% (USD LIBOR + 2.620%) due 04/15/37 § ~	800,000	809,691

Collateralized Mortgage Obligations - Residential - 3.9%

Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	890,445	894,494
Bear Stearns Adjustable Rate Mortgage Trust 4.338% due 01/25/35 §	113,699	118,224
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.469% (USD LIBOR + 0.360%) due 03/25/35 § ~	295,740	305,177
Citigroup Mortgage Loan Trust
2.570% (UST + 2.400%) due 05/25/35 §	12,545	12,731
3.285% due 05/25/42 § ~	774,956	771,402
Eurosail PLC (United Kingdom) 0.237% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 42,194	57,839
Eurosail-UK PLC (United Kingdom) 1.030% (GBP LIBOR + 0.950%) due 06/13/45 § ~	$671,612	927,551
Fannie Mae
0.178% (USD LIBOR + 0.060%) due 07/25/37 §	378,812	372,520
0.259% (USD LIBOR + 0.150%) due 08/25/34 §	81,294	80,701
0.459% (USD LIBOR + 0.350%) due 07/25/37 §	4,434	4,461
2.314% due 05/25/35 §	331,976	339,766

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Freddie Mac
0.473% (USD LIBOR + 0.350%) due 07/15/44 §	$550,910	$555,050
0.556% (USD LIBOR + 0.450%) due 09/15/42 §	1,259,290	1,266,054
Government National Mortgage Association
0.599% (USD LIBOR + 0.150%) due 08/20/68 §	947,677	939,156
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	845,740	858,209
Great Hall Mortgages No 1 PLC (United Kingdom)
0.211% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 19,910	26,979
0.231% (GBP LIBOR + 0.150%) due 06/18/38 § ~	23,416	31,886
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$142,136	159,112
GSR Mortgage Loan Trust 2.678% due 01/25/35 §	86,796	85,973
HarborView Mortgage Loan Trust 0.791% (USD LIBOR + 0.680%) due 06/20/35 §	2,295,022	2,254,860
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,552,168	2,147,337
HomeBanc Mortgage Trust 0.769% (USD LIBOR + 0.660%) due 10/25/35 §	$42,522	43,044
Impac CMB Trust 1.109% (USD LIBOR + 1.000%) due 07/25/33 §	61,440	59,940
JP Morgan Mortgage Trust 3.274% due 07/25/35 §	123,317	128,898
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.546% (USD LIBOR + 0.440%) due 12/15/30 §	112,009	110,224
0.806% (USD LIBOR + 0.700%) due 11/15/31 §	135,033	137,540
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	618,685	652,200
Residential Mortgage Securities 32 PLC (United Kingdom) 1.299% (SONIA + 1.250%) due 06/20/70 § ~	GBP 640,590	892,642
Sequoia Mortgage Trust 0.810% (USD LIBOR + 0.700%) due 10/19/26 §	$97,317	96,769
Stratton Mortgage Funding PLC (United Kingdom) 1.250% (SONIA + 1.200%) due 05/25/51 § ~	GBP 760,749	1,051,934
Structured Adjustable Rate Mortgage Loan Trust 2.578% due 02/25/34 §	$30,624	30,917
Structured Asset Mortgage Investments II Trust
0.610% (USD LIBOR + 0.500%) due 07/19/35 §	261,644	254,761
0.770% (USD LIBOR + 0.660%) due 10/19/34 §	153,916	151,392
Thornburg Mortgage Securities Trust 0.729% (USD LIBOR + 0.620%) due 06/25/44 §	2,128,014	2,126,150
Towd Point Mortgage Funding PLC (United Kingdom) 1.058% (GBP LIBOR + 1.025%) due 10/20/51 §	GBP 1,303,075	1,808,682
WaMu Mortgage Pass-Through Certificates Trust 2.364% due 08/25/35 §	$19,224	19,183

		19,773,758

	Principal Amount	Value
Fannie Mae - 5.5%

1.050% (USD LIBOR + 0.675%) due 02/01/36 §	$57,959	$58,637
1.579% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	109,780	112,827
1.772% (USD LIBOR + 1.272%) due 11/01/35 §	22,658	22,815
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	33,873	34,203
1.800% (USD LIBOR + 1.414%) due 12/01/34 §	27,200	28,465
2.280% (USD LIBOR + 1.780%) due 11/01/35 §	8,788	8,795
2.287% (USD LIBOR + 1.912%) due 03/01/36 §	45,323	45,289
2.440% (UST + 2.190%) due 12/01/22 §	670	672
2.442% (USD LIBOR + 1.942%) due 09/01/35 §	1,617	1,621
2.861% (USD LIBOR + 1.653%) due 05/01/35 §	8,298	8,388
3.500% due 05/01/51	2,422,000	2,559,467
3.644% (USD LIBOR + 1.644%) due 03/01/35 §	88,320	88,037
3.759% (USD LIBOR + 2.000%) due 04/01/35 §	215,081	219,024
4.000% due 05/01/51	23,468,000	25,184,097
5.000% (US FED + 1.250%) due 08/01/24 §	2,528	2,541

		28,374,878

Freddie Mac - 0.0%

2.265% (USD LIBOR + 1.765%) due 10/01/35 §	15,725	15,726
2.346% (USD LIBOR + 1.815%) due 03/01/36 §	25,475	25,441
2.350% (UST + 2.225%) due 01/01/34 §	61,666	65,817
2.429% (USD LIBOR + 1.731%) due 08/01/35 §	1,888	1,938

		108,922

Government National Mortgage Association - 0.0%

2.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	10,364	10,576
2.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	11,533	11,791
2.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	6,178	6,298
3.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	8,016	8,169

		36,834

Total Mortgage-Backed Securities (Cost $48,396,876)		49,104,083

ASSET-BACKED SECURITIES - 7.1%

ABFC Trust
0.709% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	107,846
0.809% (USD LIBOR + 0.700%) due 06/25/34 §	1,134,519	1,118,941
ACE Securities Corp Home Equity Loan Trust 0.889% (USD LIBOR + 0.780%) due 04/25/34 §	839,923	828,319

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
AlbaCore Euro CLO I DAC (Ireland) 1.530% (EUR LIBOR + 1.530%) due 07/18/31 § ~	EUR 250,000	$294,486
AMMC CLO XIII Ltd (Cayman) 1.478% (USD LIBOR + 1.260%) due 07/24/29 § ~	$989,188	990,627
Anchorage Capital CLO 16 Ltd (Cayman) 1.601% (USD LIBOR + 1.400%) due 10/20/31 § ~	400,000	401,191
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.149% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	135,352
Atlas Senior Loan Fund CLO Ltd (Cayman) 1.523% (USD LIBOR + 1.300%) due 01/16/30 § ~	1,200,000	1,200,641
Atrium CLO XII (Cayman) 1.052% (USD LIBOR + 0.830%) due 04/22/27 § ~	664,613	664,780
Benefit Street Partners CLO VII Ltd (Cayman) 1.003% (USD LIBOR + 0.780%) due 07/18/27 § ~	134,633	134,673
Brookside Mill CLO Ltd (Cayman) 1.043% (USD LIBOR + 0.820%) due 01/17/28 § ~	2,621,646	2,620,351
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 185,367	217,570
Cathedral Lake Ltd (Cayman) due 07/16/29 # ~	$300,000	300,000
Citigroup Mortgage Loan Trust 0.254% (USD LIBOR + 0.145%) due 09/25/36 § ~	452,543	438,070
CoreVest American Finance Trust 2.968% due 10/15/49 ~	91,320	91,965
Credit-Based Asset Servicing & Securitization LLC 1.159% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,069,131
Freddie Mac Structured Pass-Through Certificates 0.369% (USD LIBOR + 0.260%) due 08/25/31 §	68,611	66,944
Halcyon Loan Advisors Funding CLO Ltd (Cayman) 1.143% (USD LIBOR + 0.920%) due 04/20/27 § ~	160,267	159,956
Home Equity Asset Trust 0.964% (USD LIBOR + 0.855%) due 08/25/34 §	170,172	169,649
Home Equity Asset Trust 2005-2 1.309% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	1,005,355
ICG US CLO Ltd (Cayman) 1.622% (USD LIBOR + 1.400%) due 10/22/31 § ~	900,000	902,693
Jamestown CLO V Ltd (Cayman) 1.443% (USD LIBOR + 1.220%) due 01/17/27 § ~	513,623	514,329
Jubilee CLO BV (Netherlands) 0.290% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 291,384	340,841
KKR CLO 9 Ltd (Cayman) due 07/15/30 # ~	$300,000	300,000
LCM XV LP (Cayman) due 07/20/30 # ~	1,300,000	1,300,000
LoanCore Issuer CDO Ltd (Cayman) 1.236% (USD LIBOR + 1.130%) due 05/15/36 § ~	700,000	700,211

	Principal Amount	Value
Mackay Shields Euro CLO-2 DAC (Ireland) 1.550% (EUR LIBOR + 1.550%) due 08/15/33 § ~	EUR 250,000	$294,003
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	250,000	293,467
Marlette Funding Trust 2.690% due 09/17/29 ~	$35,592	35,828
Merrill Lynch Mortgage Investors Trust 0.829% (USD LIBOR + 0.720%) due 10/25/35 §	622,129	587,866
MidOcean Credit CLO VI (Cayman) 1.474% (USD LIBOR + 1.250%) due 01/20/29 § ~	2,400,000	2,402,635
MidOcean Credit CLO VIII (Cayman) due 02/20/31 # ~	300,000	300,000
Morgan Stanley ABS Capital I Inc Trust
0.769% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	591,317
1.084% (USD LIBOR + 0.975%) due 07/25/34 §	96,404	95,656
Ocean Trails CLO VI (Cayman) due 07/15/28 # ~	1,300,000	1,300,000
OCP CLO Ltd (Cayman) 1.041% (USD LIBOR + 0.800%) due 07/15/27 § ~	171,764	171,807
OZLM XXIII CLO Ltd (Cayman) 1.711% (USD LIBOR + 1.470%) due 04/15/32 § ~	1,300,000	1,300,892
Palmer Square European Loan Funding (Ireland) 1.150% (EUR LIBOR + 1.150%) due 01/15/30 § ~	EUR 1,000,000	1,176,595
Palmer Square European Loan Funding DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 02/15/30 § ~	1,000,000	1,173,514
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.099% (USD LIBOR + 0.990%) due 09/25/34 §	$283,067	283,434
RAMP Trust 0.889% (USD LIBOR + 0.780%) due 11/25/35 §	1,941,466	1,940,724
Renaissance Home Equity Loan Trust 0.869% (USD LIBOR + 0.760%) due 12/25/32 §	206,578	201,084
Saxon Asset Securities Trust 0.419% (USD LIBOR + 0.310%) due 09/25/37 §	225,879	220,207
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	EUR 17,662	20,736
0.768% (USD LIBOR + 0.550%) due 10/25/64 § ~	$883,342	887,277
Sound Point CLO XIV Ltd (Cayman) 1.161% (USD LIBOR + 0.990%) due 01/23/29 § ~	900,000	899,439
Sound Point CLO XV Ltd (Cayman) due 01/23/29 # ~	300,000	300,000
SP-STATIC CLO 1 Ltd (Cayman) 1.622% (USD LIBOR + 1.400%) due 07/22/28 § ~	588,994	590,172
Structured Asset Securities Corp Mortgage Loan Trust 1.615% (USD LIBOR + 1.500%) due 04/25/35 §	345,647	347,030
Sudbury Mill CLO Ltd (Cayman) 1.373% (USD LIBOR + 1.150%) due 01/17/26 § ~	368,020	368,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Symphony CLO XIV Ltd (Cayman) 1.184% (USD LIBOR + 0.950%) due 07/14/26 § ~	$193,976	$194,222
TCW CLO 2020-1 Ltd (Cayman) 1.274% (USD LIBOR + 1.050%) due 10/20/31 § ~	1,137,396	1,138,270
Tralee CLO III Ltd (Cayman) 1.254% (USD LIBOR + 1.030%) due 10/20/27 § ~	306,364	306,464
United States Small Business Administration 5.290% due 12/01/27	587,332	628,708
Venture 35 CLO Ltd (Cayman) 1.872% (USD LIBOR + 1.650%) due 10/22/31 § ~	1,400,000	1,400,978
Venture XXI CLO Ltd (Cayman) 1.121% (USD LIBOR + 0.880%) due 07/15/27 § ~	449,920	450,481
Venture XXIV CLO Ltd (Cayman) 1.088% (USD LIBOR + 0.900%) due 10/20/28 § ~	400,000	400,197
Wind River 2015-2 CLO Ltd (Cayman) 1.111% (USD LIBOR + 0.870%) due 10/15/27 § ~	98,602	98,754

Total Asset-Backed Securities (Cost $36,320,979)		36,474,192

U.S. TREASURY OBLIGATIONS - 101.1%

U.S. Treasury Bonds - 0.9%

1.625% due 11/15/50	5,550,000	4,626,445

U.S. Treasury Inflation Protected Securities - 95.4%

0.125% due 04/15/21 ^	2,081,276	2,085,512
0.125% due 01/15/22 ^ ‡	3,004,482	3,072,505
0.125% due 04/15/22 ^ ‡	20,676,936	21,281,180
0.125% due 01/15/23 ^ ‡	6,680,817	7,007,776
0.125% due 10/15/24 ^	10,805,746	11,692,107
0.125% due 04/15/25 ^	15,764,158	17,083,218
0.125% due 10/15/25 ^	2,116,800	2,306,988
0.125% due 07/15/26 ^	15,638,586	17,110,840
0.125% due 01/15/30 ^	11,121,276	12,043,420
0.125% due 07/15/30 ^	6,528,704	7,092,349
0.125% due 02/15/51 ^ ‡	1,547,069	1,557,617
0.250% due 07/15/29 ^	7,772,969	8,559,557
0.250% due 02/15/50 ^	2,177,043	2,279,555
0.375% due 07/15/23 ^	7,192,832	7,702,186
0.375% due 07/15/25 ^	6,128,815	6,754,498
0.375% due 01/15/27 ^	17,815,699	19,674,821
0.375% due 07/15/27 ^	35,734,192	39,648,202
0.500% due 04/15/24 ^	11,822,028	12,818,192
0.500% due 01/15/28 ^	26,187,405	29,182,011
0.625% due 07/15/21 ^	1,740,675	1,768,968
0.625% due 04/15/23 ^	32,543,506	34,629,589
0.625% due 01/15/24 ^	22,521,171	24,422,284
0.625% due 01/15/26 ^	14,686,629	16,349,916
0.625% due 02/15/43 ^	1,854,288	2,098,748
0.750% due 07/15/28 ^	13,713,478	15,658,953
0.750% due 02/15/42 ^	18,130,369	21,005,314
0.750% due 02/15/45 ^	3,965,163	4,596,311
0.875% due 01/15/29 ^	5,075,518	5,824,224
0.875% due 02/15/47 ^	4,445,559	5,363,542
1.000% due 02/15/46 ^	11,733,713	14,396,439
1.000% due 02/15/48 ^ ‡	1,378,806	1,718,663
1.375% due 02/15/44 ^	17,100,448	22,371,191
1.750% due 01/15/28 ^	2,620,497	3,153,404
2.000% due 01/15/26 ^	6,528,183	7,717,300
2.125% due 02/15/40 ^	5,288,050	7,593,772
2.125% due 02/15/41 ^	4,430,927	6,418,011

	Principal Amount	Value
2.375% due 01/15/25 ^	$11,516,582	$13,495,360
2.375% due 01/15/27 ^ ‡	116,725	142,984
2.500% due 01/15/29 ^	6,697,664	8,575,045
3.625% due 04/15/28 ^	22,606,993	30,464,111
3.875% due 04/15/29 ^	8,532,426	11,983,538

		488,700,201

U.S. Treasury Notes - 4.8%
0.125% due 01/15/31	22,335,148	24,081,428
1.750% due 12/31/24 ‡	550,000	573,880

		24,655,308

Total U.S. Treasury Obligations (Cost $484,720,033)		517,981,954

FOREIGN GOVERNMENT BONDS & NOTES - 9.7%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 2,590,000	2,372,927
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,359,920	2,448,800
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,491,495	4,492,250
0.250% due 07/25/24 ^ ~	1,701,280	2,150,449
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	6,685,272	8,572,787
1.400% due 05/26/25 ^ ~	12,103,560	15,187,641
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^	JPY 351,090,510	3,198,737
0.100% due 03/10/29 ^	280,730,240	2,554,398
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 4,683,420	3,712,636
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	747,013
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,355,932
United Kingdom Gilt Inflation Linked (United Kingdom) 1.250% due 11/22/27 ^ ~	GBP 1,654,805	2,977,628

Total Foreign Government Bonds & Notes (Cost $47,598,628)		49,771,198

SHORT-TERM INVESTMENTS - 2.3%

Repurchase Agreement - 0.7%
Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $3,522,414; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $3,592,968)	$3,522,414	3,522,414

U.S. Government Agency Issues - 1.6%
Federal Home Loan Bank
0.010% due 05/14/21	5,400,000	5,400,000
0.015% due 06/16/21	2,700,000	2,699,943

		8,099,943

Total Short-Term Investments (Cost $11,622,264)		11,622,357

TOTAL INVESTMENTS - 135.7% (Cost $658,494,786)		695,179,869

DERIVATIVES - 0.6%		2,826,187

OTHER ASSETS & LIABILITIES, NET - (36.3%)		(185,797,548)

NET ASSETS - 100.0%		$512,208,508

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2021 was $986,667 at a weighted average interest rate of 0.070%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2021 was $163,785,654 at a weighted average interest rate of 0.130%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	05/21	11	$1,435,511	$1,435,500	($11)
Euro-Bobl	06/21	44	6,968,069	6,969,966	1,897
Euro-BTP	05/21	61	9,851,537	9,851,500	(37)
Euro-Bund	05/21	134	20,234,080	20,234,000	(80)
Euro-Bund	06/21	75	15,087,456	15,064,504	(22,952)
Euro-Schatz	05/21	1,238	141,380,340	141,379,600	(740)
U.S. Treasury 5-Year Notes	06/21	342	42,468,576	42,202,266	(266,310)
U.S. Treasury 10-Year Notes	06/21	14	1,840,145	1,833,125	(7,020)

					(295,253)

Short Futures Outstanding
Australia Treasury 3-Year Bond	06/21	16	1,422,215	1,422,405	(190)
Euro-BTP	06/21	46	8,073,591	8,054,409	19,182
Euro-Buxl	06/21	55	13,295,190	13,289,271	5,919
Euro-OAT	06/21	1	190,317	189,919	398
Euro-Schatz	06/21	671	88,185,077	88,209,439	(24,362)
Japan 10-Year Bonds	06/21	4	5,452,279	5,460,736	(8,457)
Long Gilt	06/21	14	2,502,763	2,462,537	40,226
Short Euro-BTP	06/21	14	1,855,852	1,857,838	(1,986)
U.S. Treasury 2-Year Notes	06/21	5	1,103,519	1,103,633	(114)
U.S. Treasury 30-Year Bonds	06/21	121	19,434,506	18,705,844	728,662
U.S. Treasury Ultra 10-Year Notes	06/21	29	4,186,651	4,166,938	19,713
U.S. Treasury Ultra Long Bonds	06/21	51	9,787,141	9,242,155	544,986

					1,323,977

Total Futures Contracts					$1,028,724

(c)	Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	4,665,000	USD	3,616,139	04/21	HSB	$-	($72,811)
CAD	2,995,000	USD	2,376,136	04/21	CIT	7,154	-
DKK	39,334,684	USD	6,250,112	04/21	BOA	-	(48,906)
DKK	30,499,201	USD	4,829,713	04/21	CIT	-	(21,442)
DKK	3,610,000	USD	585,433	04/21	HSB	-	(16,308)
DKK	34,002,353	USD	5,385,034	04/21	JPM	-	(24,483)
EUR	4,820,000	USD	5,661,351	04/21	BOA	-	(8,820)
GBP	7,664,000	USD	10,525,105	04/21	BOA	40,512	-
JPY	678,800,000	USD	6,158,184	04/21	MSC	-	(27,344)
NZD	9,850,000	USD	7,057,553	04/21	GSC	-	(178,312)
USD	3,366,935	AUD	4,347,000	04/21	CIT	65,146	-
USD	2,631,777	AUD	3,322,087	04/21	MSC	108,467	-
USD	2,364,836	CAD	2,995,000	04/21	HSB	-	(18,455)
USD	2,376,214	CAD	2,995,000	05/21	CIT	-	(7,164)
USD	5,087,408	DKK	31,119,622	04/21	BOA	181,326	-
USD	3,501,141	DKK	21,393,086	04/21	CIT	128,470	-
USD	3,564,900	DKK	21,835,000	04/21	HSB	122,561	-
USD	1,620,829	DKK	9,925,651	04/21	MSC	56,027	-
USD	3,796,484	DKK	23,172,879	04/21	UBS	143,225	-
USD	6,259,486	DKK	39,334,684	07/21	BOA	49,010	-
USD	4,836,888	DKK	30,499,201	07/21	CIT	21,429	-
USD	5,393,234	DKK	34,002,353	07/21	JPM	24,669	-
USD	942,473	EUR	799,000	04/21	BNP	5,466	-
USD	4,754,990	EUR	4,021,000	04/21	HSB	39,466	-
USD	30,672,271	EUR	25,249,000	04/21	TDB	1,062,768	-
USD	5,664,550	EUR	4,820,000	05/21	BOA	8,852	-
USD	29,692,145	EUR	25,249,000	05/21	TDB	65,440	-
USD	188,525	GBP	136,000	04/21	BNP	1,035	-
USD	10,657,736	GBP	7,528,000	04/21	BOA	279,609	-
USD	10,526,194	GBP	7,664,000	05/21	BOA	-	(40,427)
USD	6,425,191	JPY	678,800,000	04/21	SGN	294,351	-
USD	6,159,997	JPY	678,800,000	05/21	MSC	27,446	-
USD	10,974,744	NZD	14,743,333	04/21	BNP	677,999	-

Total Forward Foreign Currency Contracts						$3,410,428	($464,472)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(d)	Purchased options outstanding as of March 31, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD LIBOR	0.700%	08/24/21	MSC	$21,500,000	$77,400	$22,569

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	109,402	245,167
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	251,513
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	298,214
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	155,590

							322,247	950,484

Total Interest Rate Swaptions							$399,647	$973,053

Options on Futures
Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (06/21)		$116.50	05/21/21	MSC	340	$39,610,000	$3,094	$2,656

Total Purchased Options							$402,741	$975,709

(e)	Premiums received and value of written options outstanding as of March 31, 2021 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 34 5Y	0.375%	04/21/21	BNP	EUR 1,000,000	$605	($9)
Call - CDX IG35 5Y	0.450%	04/21/21	BNP	$800,000	500	(107)
Call - CDX IG35 5Y	0.450%	04/21/21	BOA	900,000	405	(120)
Call - CDX IG35 5Y	0.450%	04/21/21	DUB	400,000	270	(53)
Call - CDX IG35 5Y	0.450%	04/21/21	GSC	900,000	450	(120)
Call - CDX IG35 5Y	0.450%	06/16/21	CSF	600,000	270	(312)
Call - iTraxx Main 34 5Y	0.400%	07/21/21	BRC	EUR 1,000,000	555	(618)

					3,055	(1,339)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - iTraxx Main 34 5Y	0.750%	04/21/21	BNP	1,000,000	1,465	(81)
Put - CDX IG35 5Y	0.800%	04/21/21	BNP	$700,000	630	(41)
Put - iTraxx Main 34 5Y	0.800%	04/21/21	BNP	EUR 700,000	851	(51)
Put - iTraxx Main 34 5Y	0.800%	04/21/21	BRC	900,000	1,128	(66)
Put - CDX IG35 5Y	0.800%	04/21/21	GSC	$400,000	420	(24)
Put - CDX IG35 5Y	0.850%	04/21/21	BNP	1,500,000	1,325	(78)
Put - CDX IG35 5Y	0.850%	04/21/21	GSC	900,000	844	(47)
Put - CDX IG35 5Y	0.750%	05/19/21	DUB	1,100,000	1,067	(235)
Put - CDX IG35 5Y	0.750%	05/19/21	GSC	1,500,000	1,529	(320)
Put - CDX IG35 5Y	0.750%	05/19/21	JPM	700,000	651	(149)
Put - CDX IG35 5Y	0.800%	05/19/21	CIT	800,000	752	(140)
Put - CDX IG35 5Y	0.800%	05/19/21	MSC	800,000	880	(140)
Put - CDX IG35 5Y	0.850%	05/19/21	BOA	900,000	1,080	(133)
Put - CDX IG35 5Y	0.900%	05/19/21	BNP	700,000	718	(89)
Put - CDX IG35 5Y	0.900%	05/19/21	BOA	1,500,000	1,646	(190)
Put - CDX IG35 5Y	0.900%	05/19/21	GSC	700,000	735	(89)
Put - CDX IG35 5Y	0.900%	05/19/21	JPM	800,000	870	(102)
Put - CDX IG35 5Y	0.950%	05/19/21	GSC	700,000	847	(78)
Put - CDX IG35 5Y	1.050%	05/19/21	GSC	600,000	525	(53)
Put - CDX IG35 5Y	0.800%	06/16/21	BOA	1,000,000	1,010	(364)
Put - iTraxx Main 34 5Y	0.800%	06/16/21	BRC	EUR 700,000	720	(288)
Put - CDX IG35 5Y	0.800%	06/16/21	CSF	$600,000	600	(218)
Put - iTraxx Main 34 5Y	0.800%	06/16/21	GSC	EUR 700,000	758	(288)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 34 5Y	0.850%	06/16/21	BRC	EUR 900,000	$928	($324)
Put - CDX IG36 5Y	0.850%	06/16/21	CSF	$200,000	206	(99)
Put - iTraxx Main 34 5Y	0.750%	07/21/21	BRC	EUR 1,000,000	1,315	(832)
Put - iTraxx Main 34 5Y	0.750%	07/21/21	GSC	700,000	925	(582)
Put - CDX IG36 5Y	0.900%	07/21/21	GSC	$700,000	903	(541)

					25,328	(5,642)

Total Credit Default Swaptions on Credit Indices					$28,383	($6,981)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10 ]	05/16/24	JPM	1,300,000	9,035	(16)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(2,733)

						$209,517	($2,750)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD LIBOR	0.550%		08/24/21	MSC	$43,000,000	$67,725	($19,875)
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 32,000,000	49,740	(36,183)

								117,465	(56,058)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%		09/29/21	DUB	$4,930,000	33,647	(48,784)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%		09/29/21	JPM	100,000	720	(989)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%		09/29/21	MSC	5,970,000	42,446	(59,075)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	BNP	EUR4,700,000	-	(230,555)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	4,500,000	109,159	(220,744)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BNP	5,490,000	136,171	(270,379)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	2,810,000	68,840	(138,391)

								390,983	(968,917)

Total Interest Rate Swaptions								$508,448	($1,024,975)

Options on Securities
Description			Exercise Price		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 04/14/51			$101.88		04/07/21	JPM	$100,000	$227	$-
Call - Fannie Mae 2.000% due 05/13/51			100.45		05/06/21	JPM	100,000	516	(325)
Call - Fannie Mae 2.000% due 05/13/51			101.39		05/06/21	JPM	100,000	438	(97)
Call - Fannie Mae 2.000% due 05/13/51			101.43		05/06/21	JPM	100,000	313	(91)
Call - Fannie Mae 2.000% due 05/13/51			101.44		05/06/21	JPM	200,000	703	(181)
Call - Fannie Mae 2.000% due 05/13/51			101.89		05/06/21	JPM	100,000	312	(47)
Call - Fannie Mae 2.000% due 06/14/51			100.53		06/07/21	JPM	500,000	2,578	(2,149)
Call - Fannie Mae 2.500% due 06/14/51			103.39		06/07/21	JPM	100,000	375	(237)

								5,462	(3,127)

Put - Fannie Mae 2.000% due 04/14/51			99.88		04/07/21	JPM	100,000	344	(380)
Put - Fannie Mae 2.000% due 04/14/51			100.08		04/07/21	JPM	100,000	312	(489)
Put - Fannie Mae 2.000% due 04/14/51			101.48		04/07/21	JPM	100,000	234	(1,705)
Put - Fannie Mae 2.000% due 04/14/51			102.25		04/07/21	GSC	200,000	875	(4,939)
Put - Fannie Mae 2.000% due 04/14/51			102.38		04/07/21	JPM	300,000	1,219	(7,783)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Ginnie Mae 2.500% due 04/21/51	103.78	04/14/21	JPM	$500,000	$1,191	($3,684)
Put - Ginnie Mae 2.500% due 04/21/51	104.13	04/14/21	JPM	200,000	515	(2,017)
Put - Ginnie Mae 2.500% due 04/21/51	104.27	04/14/21	JPM	500,000	1,250	(5,664)
Put - Fannie Mae 2.000% due 05/13/51	98.45	05/06/21	JPM	100,000	703	(459)
Put - Fannie Mae 2.000% due 05/13/51	99.39	05/06/21	JPM	100,000	617	(681)
Put - Fannie Mae 2.000% due 05/13/51	99.43	05/06/21	JPM	200,000	1,188	(1,388)
Put - Fannie Mae 2.000% due 05/13/51	99.89	05/06/21	JPM	100,000	562	(870)
Put - Fannie Mae 2.000% due 05/13/51	99.91	05/06/21	JPM	100,000	562	(881)
Put - Fannie Mae 2.000% due 05/13/51	100.75	05/06/21	JPM	500,000	3,516	(6,839)
Put - Fannie Mae 2.500% due 05/13/51	101.79	05/06/21	JPM	300,000	1,289	(1,301)
Put - Fannie Mae 2.500% due 05/13/51	102.12	05/06/21	GSC	300,000	1,348	(1,552)
Put - Fannie Mae 3.000% due 05/13/51	103.98	05/06/21	JPM	100,000	297	(247)
Put - Fannie Mae 3.000% due 05/13/51	104.26	05/06/21	JPM	100,000	289	(345)
Put - Ginnie Mae 2.000% due 05/20/51	100.05	05/13/21	JPM	300,000	1,781	(1,849)
Put - Fannie Mae 2.000% due 06/14/51	98.53	06/07/21	JPM	500,000	3,125	(3,956)
Put - Fannie Mae 2.500% due 06/14/51	101.17	06/07/21	GSC	800,000	4,750	(4,652)
Put - Fannie Mae 2.500% due 06/14/51	101.39	06/07/21	JPM	100,000	539	(623)
Put - Fannie Mae 2.500% due 06/14/51	101.51	06/07/21	GSC	300,000	1,664	(1,947)
Put - Fannie Mae 2.500% due 06/14/51	101.59	06/07/21	GSC	300,000	1,840	(1,996)
Put - Fannie Mae 3.000% due 06/14/51	103.74	06/07/21	JPM	200,000	813	(671)
Put - Fannie Mae 3.000% due 06/14/51	103.76	06/07/21	GSC	300,000	1,266	(1,018)
Put - Fannie Mae 3.000% due 06/14/51	103.88	06/07/21	JPM	200,000	742	(732)
Put - Fannie Mae 3.000% due 06/14/51	103.89	06/07/21	GSC	300,000	1,230	(1,114)
Put - Fannie Mae 3.000% due 06/14/51	104.05	06/07/21	JPM	100,000	383	(419)

					34,444	(60,201)

Total Options on Securities					$39,906	($63,328)

Total Written Options					$786,254	($1,098,034)

(f)	Swap agreements outstanding as of March 31, 2021 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.359%	$200,000	$11,719	$6,304	$5,415
General Electric Co	Q	1.000%	12/20/23	ICE	0.463%	300,000	4,475	(9,269)	13,744

Total Credit Default Swaps							$16,194	($2,965)	$19,159

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.860%	U.S. CPI Urban Consumers	Z/Z	LCH	06/15/21	$700,000	($17,162)	$-	($17,162)
0.900%	U.S. CPI Urban Consumers	Z/Z	LCH	06/17/21	4,500,000	(111,114)	-	(111,114)
1.030%	U.S. CPI Urban Consumers	Z/Z	LCH	06/18/21	4,300,000	(101,831)	50	(101,881)
1.338%	U.S. CPI Urban Consumers	Z/Z	LCH	06/29/21	200,000	(4,756)	-	(4,756)
1.335%	U.S. CPI Urban Consumers	Z/Z	LCH	07/01/21	400,000	(9,754)	-	(9,754)
1.690%	U.S. CPI Urban Consumers	Z/Z	LCH	08/07/21	5,300,000	(116,106)	(250)	(115,856)
1.825%	U.S. CPI Urban Consumers	Z/Z	LCH	08/14/21	2,800,000	(55,064)	-	(55,064)
1.863%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/21	900,000	(15,989)	(100)	(15,889)
1.280%	U.S. CPI Urban Consumers	Z/Z	LCH	11/02/21	1,300,000	(20,932)	-	(20,932)
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	01/19/22	4,100,000	(26,091)	(58)	(26,033)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	01/21/22	$2,100,000	($12,999)	$-	($12,999)
2.170%	U.S. CPI Urban Consumers	Z/Z	LCH	02/01/22	4,000,000	(26,533)	-	(26,533)
2.155%	U.S. CPI Urban Consumers	Z/Z	LCH	02/04/22	5,300,000	(35,251)	(80)	(35,171)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/22	2,700,000	(16,239)	-	(16,239)
3.465%	GBP Retail Price	Z/Z	LCH	02/15/22	GBP 2,600,000	(1,385)	-	(1,385)
3.220%	GBP Retail Price	Z/Z	LCH	03/15/22	2,700,000	(2,837)	(38)	(2,799)
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(10,074)	-	(10,074)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	188,141	125	188,016
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	5,700,000	104,659	133,847	(29,188)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	6,547	-	6,547
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	41,354	-	41,354
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(106,633)	-	(106,633)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(304,364)	-	(304,364)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(210,372)	(3,109)	(207,263)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(38,893)	642	(39,535)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(953)	-	(953)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	(47,896)	(214,684)	166,788
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	109,209	57,700	51,509
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	12,131	7,797	4,334
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(28,559)	7,283	(35,842)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(86,247)	(38,565)	(47,682)
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	GBP 400,000	(9,518)	-	(9,518)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(23,634)	(7,031)	(16,603)

						($979,145)	($56,471)	($922,674)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	($24,852)	$-	($24,852)
0.090%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/22	2,200,000	23,379	-	23,379
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	1,400,000	30,458	(160)	30,618
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	5,388	-	5,388
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(22,272)	-	(22,272)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(44,881)	(801)	(44,080)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(8,972)	-	(8,972)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(18,527)	-	(18,527)
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	2,100,000	25,187	-	25,187
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	16,811	-	16,811
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	900,000	55,381	-	55,381
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	54,553	-	54,553
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(56,157)	(4,559)	(51,598)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	(286,910)	7,768	(294,678)
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	$5,100,000	103,012	(1,980)	104,992

						($148,402)	$268	($148,670)

Total Interest Rate Swaps						($1,127,547)	($56,203)	($1,071,344)

Total Return Swaps - Long
Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 05/11/21	0.100%	Z	BNP	05/11/21	$20,000,000	$26,017	$-	$26,017

Total Swap Agreements						($1,085,336)	($59,168)	($1,026,168)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$30,226,085	$-	$30,226,085	$-
	Mortgage-Backed Securities	49,104,083	-	49,104,083	-
	Asset-Backed Securities	36,474,192	-	36,474,192	-
	U.S. Treasury Obligations	517,981,954	-	517,981,954	-
	Foreign Government Bonds & Notes	49,771,198	-	49,771,198	-
	Short-Term Investment	11,622,357	-	11,622,357	-
	Derivatives:
	Credit Contracts
	Swaps	19,159	-	19,159	-
	Foreign Currency Contracts Forward Foreign Currency Contracts	3,410,428	-	3,410,428	-
	Interest Rate Contracts Futures	1,360,983	1,360,983	-	-
	Purchased Options	975,709	-	975,709	-
	Swaps	800,874	-	800,874	-

	Total Interest Rate Contracts	3,137,566	1,360,983	1,776,583	-

	Total Asset - Derivatives	6,567,153	1,360,983	5,206,170	-

	Total Assets	701,747,022	1,360,983	700,386,039	-

Liabilities	Sale-buyback Financial Transactions	(326,141,290)	-	(326,141,290)	-
	Derivatives:
	Credit Contracts Written Options	(6,981)	-	(6,981)	-
	Foreign Currency Contracts Forward Foreign Currency Contracts	(464,472)	-	(464,472)	-
	Interest Rate Contracts Futures	(332,259)	(332,259)	-	-
	Written Options	(1,091,053)	-	(1,091,053)	-
	Swaps	(1,846,201)	-	(1,846,201)	-

	Total Interest Rate Contracts	(3,269,513)	(332,259)	(2,937,254)	-

	Total Liabilities - Derivatives	(3,740,966)	(332,259)	(3,408,707)	-

	Total Liabilities	(329,882,256)	(332,259)	(329,549,997)	-

	Total	$371,864,766	$1,028,724	$370,836,042	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.5%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,299,156
DuPont de Nemours Inc 5.319% due 11/15/38	685,000	861,463
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	731,449
LYB International Finance III LLC 1.250% due 10/01/25	335,000	331,059
3.375% due 05/01/30	485,000	515,293
Nutrien Ltd (Canada) 5.000% due 04/01/49	375,000	469,466
Nutrition & Biosciences Inc 2.300% due 11/01/30 ~	1,530,000	1,484,300
3.468% due 12/01/50 ~	790,000	775,746
PPG Industries Inc 1.200% due 03/15/26	285,000	279,515
Steel Dynamics Inc 1.650% due 10/15/27	750,000	735,439
Teck Resources Ltd (Canada) 3.900% due 07/15/30	1,550,000	1,621,119
Vale Overseas Ltd (Brazil) 3.750% due 07/08/30	1,530,000	1,599,837

		10,703,842

Communications - 2.7%

America Movil SAB de CV (Mexico) 2.875% due 05/07/30	945,000	966,012
AT&T Inc 2.300% due 06/01/27	1,550,000	1,585,441
2.750% due 06/01/31	2,045,000	2,039,485
3.500% due 06/01/41	1,540,000	1,522,386
3.550% due 09/15/55 ~	2,105,000	1,929,979
Charter Communications Operating LLC 2.800% due 04/01/31	2,050,000	2,024,871
3.500% due 06/01/41	285,000	270,673
3.700% due 04/01/51	860,000	805,777
Comcast Corp 1.500% due 02/15/31	3,595,000	3,339,833
2.800% due 01/15/51	1,605,000	1,474,528
3.250% due 11/01/39	970,000	1,000,607
Corning Inc 5.750% due 08/15/40	300,000	384,861
Cox Communications Inc 1.800% due 10/01/30 ~	660,000	611,420
2.950% due 10/01/50 ~	555,000	492,102
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	1,016,825
Discovery Communications LLC 3.625% due 05/15/30	980,000	1,049,924
Rogers Communications Inc (Canada) 3.700% due 11/15/49	770,000	765,897
T-Mobile USA Inc 2.550% due 02/15/31 ~	2,620,000	2,570,063
3.000% due 02/15/41 ~	1,630,000	1,515,941
The Walt Disney Co 2.650% due 01/13/31	1,000,000	1,022,051
3.500% due 05/13/40	945,000	1,001,300
Verizon Communications Inc 2.100% due 03/22/28	500,000	502,412
2.650% due 11/20/40	546,000	499,709
3.150% due 03/22/30	1,440,000	1,519,964
3.400% due 03/22/41	610,000	620,143
3.700% due 03/22/61	600,000	594,098
3.850% due 11/01/42	1,815,000	1,950,407
ViacomCBS Inc 4.000% due 01/15/26	575,000	633,904

	Principal Amount	Value
4.375% due 03/15/43	$620,000	$669,982
5.850% due 09/01/43	10,000	12,798

		34,393,393

Consumer, Cyclical - 2.9%

7-Eleven Inc 0.625% due 02/10/23 ~	1,490,000	1,491,157
0.950% due 02/10/26 ~	345,000	336,302
1.300% due 02/10/28 ~	277,000	265,642
2.500% due 02/10/41 ~	283,000	256,622
Alimentation Couche-Tard Inc (Canada) 2.950% due 01/25/30 ~	1,130,000	1,155,883
American Airlines Pass-Through Trust ‘AA’ 3.200% due 06/15/28	1,683,760	1,681,853
American Honda Finance Corp 2.000% due 03/24/28	2,000,000	1,997,448
AutoZone Inc 3.625% due 04/15/25	1,010,000	1,100,914
Daimler Finance North America LLC (Germany) 1.450% due 03/02/26 ~	1,076,000	1,067,371
Delta Air Lines 2015-1 Class B Pass-Through Trust 4.250% due 07/30/23	604,092	618,214
Dollar General Corp 4.125% due 04/03/50	760,000	844,043
General Motors Co 6.125% due 10/01/25	270,000	317,808
General Motors Financial Co Inc 1.250% due 01/08/26	1,187,000	1,165,478
Hasbro Inc 3.900% due 11/19/29	682,000	734,780
Hyundai Capital America 1.150% due 11/10/22 ~	2,554,000	2,568,883
1.300% due 01/08/26 ~	225,000	220,156
1.800% due 01/10/28 ~	395,000	378,066
2.375% due 10/15/27 ~	1,685,000	1,692,614
2.650% due 02/10/25 ~	600,000	620,912
3.000% due 02/10/27 ~	200,000	208,406
Kia Motors Corp (South Korea) 3.250% due 04/21/26 ~	950,000	1,016,080
Kohl’s Corp 9.500% due 05/15/25	245,000	317,894
Kohl’s Corp 3.375% due 05/01/31	979,000	981,846
Lennar Corp 4.500% due 04/30/24	195,000	212,481
Lowe’s Cos Inc 1.300% due 04/15/28	560,000	532,807
Lowe’s Cos Inc 2.625% due 04/01/31	1,365,000	1,371,816
Nissan Motor Acceptance Corp 2.800% due 01/13/22 ~	1,056,000	1,072,232
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	1,007,000	1,067,395
4.345% due 09/17/27 ~	1,535,000	1,670,731
Nordstrom Inc due 08/01/31 # ~	731,000	731,942
O’Reilly Automotive Inc 3.900% due 06/01/29	1,135,000	1,245,459
Starbucks Corp 3.350% due 03/12/50	565,000	555,328
Tractor Supply Co 1.750% due 11/01/30	1,000,000	924,573
United Airlines 2016-1 Class B Pass-Through Trust 3.650% due 01/07/26	2,258,889	2,235,554

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
United Airlines 2016-2 Class A Pass-Through Trust 3.100% due 10/07/28	$538,505	$524,530
United Airlines 2018-1 Class A Pass-Through Trust 3.700% due 03/01/30	1,338,444	1,350,567
United Airlines Pass-Through Trust ‘A’ 3.650% due 10/07/25	1,623,576	1,594,160
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,483,372

		37,611,319

Consumer, Non-Cyclical - 4.5%

AbbVie Inc 3.200% due 11/21/29	1,175,000	1,250,853
4.050% due 11/21/39	1,120,000	1,255,607
4.250% due 11/21/49	910,000	1,031,460
Altria Group Inc 2.450% due 02/04/32	835,000	798,493
Amgen Inc 3.150% due 02/21/40	1,125,000	1,117,845
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	1,805,000	1,956,992
3.750% due 07/15/42	2,870,000	2,952,344
4.750% due 04/15/58	1,230,000	1,421,694
Anthem Inc 2.250% due 05/15/30	1,135,000	1,117,943
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	292,234
Banner Health 1.897% due 01/01/31	1,210,000	1,151,935
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	546,549
BAT Capital Corp (United Kingdom) 2.259% due 03/25/28	3,125,000	3,079,681
3.734% due 09/25/40	760,000	725,053
Becton Dickinson and Co 3.794% due 05/20/50	570,000	607,209
4.669% due 06/06/47	265,000	316,836
Biogen Inc 2.250% due 05/01/30	640,000	621,374
3.150% due 05/01/50	550,000	506,030
Bon Secours Mercy Health Inc 3.205% due 06/01/50	700,000	685,529
Boston Scientific Corp 4.000% due 03/01/29	375,000	417,408
4.550% due 03/01/39	340,000	400,761
Bristol-Myers Squibb Co 1.125% due 11/13/27	225,000	217,746
1.450% due 11/13/30	130,000	121,617
2.350% due 11/13/40	165,000	150,313
3.400% due 07/26/29	1,330,000	1,454,991
Cigna Corp 4.125% due 11/15/25	900,000	1,004,121
CommonSpirit Health 2.782% due 10/01/30	1,065,000	1,079,285
3.910% due 10/01/50	650,000	663,886
Conagra Brands Inc 1.375% due 11/01/27	1,085,000	1,046,480
CVS Health Corp 1.875% due 02/28/31	653,000	613,899
2.700% due 08/21/40	505,000	466,097
3.250% due 08/15/29	975,000	1,031,673
4.875% due 07/20/35	850,000	1,002,267
CVS Pass-Through Trust 4.163% due 08/11/36 ~	536,867	564,152
DH Europe Finance II Sarl 3.250% due 11/15/39	285,000	290,998

	Principal Amount	Value
Gilead Sciences Inc 1.650% due 10/01/30	$1,125,000	$1,057,216
2.600% due 10/01/40	675,000	621,665
Global Payments Inc 3.200% due 08/15/29	355,000	374,291
HCA Inc 5.250% due 06/15/26	2,430,000	2,794,709
5.500% due 06/15/47	700,000	872,615
IHS Markit Ltd 4.250% due 05/01/29	649,000	732,069
Keurig Dr Pepper Inc 3.200% due 05/01/30	655,000	694,141
3.800% due 05/01/50	610,000	650,645
Kimberly-Clark Corp 3.700% due 06/01/43	770,000	822,319
MedStar Health Inc 3.626% due 08/15/49	520,000	534,923
MidMichigan Health 3.409% due 06/01/50	1,000,000	1,007,333
Mondelez International Inc 1.875% due 10/15/32	750,000	700,642
MultiCare Health System 2.803% due 08/15/50	560,000	515,956
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	641,359
Quest Diagnostics Inc 2.800% due 06/30/31	870,000	885,442
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	1,125,000	1,041,768
Royalty Pharma PLC 1.750% due 09/02/27 ~	225,000	218,693
3.300% due 09/02/40 ~	600,000	580,037
3.550% due 09/02/50 ~	340,000	324,872
Smithfield Foods Inc 3.000% due 10/15/30 ~	1,025,000	1,021,274
Sysco Corp 2.400% due 02/15/30	1,615,000	1,606,773
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	1,695,000	1,642,894
The Kroger Co 3.950% due 01/15/50	565,000	612,112
Tyson Foods Inc 3.550% due 06/02/27	1,095,000	1,197,168
UnitedHealth Group Inc 2.750% due 05/15/40	655,000	644,969
Utah Acquisition Sub Inc 3.950% due 06/15/26	585,000	644,809
Viatris Inc 3.850% due 06/22/40 ~	340,000	348,640
4.000% due 06/22/50 ~	770,000	786,687
West Virginia United Health System Obligated Group 3.129% due 06/01/50	1,205,000	1,150,709
Zimmer Biomet Holdings Inc 3.550% due 03/20/30	1,125,000	1,204,097
Zoetis Inc 3.000% due 05/15/50	305,000	291,250

		58,183,432

Diversified - 0.2%

Hutchison Whampoa International 14 Ltd (United Kingdom) 3.625% due 10/31/24 ~	2,000,000	2,194,727

Energy - 2.8%

Baker Hughes a GE Co LLC 3.337% due 12/15/27	765,000	819,598
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	531,830
BP Capital Markets America Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.772% due 11/10/50	$565,000	$494,125
3.633% due 04/06/30	1,685,000	1,849,089
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,115,000	1,276,421
Chevron Corp 2.978% due 05/11/40	1,135,000	1,126,298
Chevron USA Inc 3.250% due 10/15/29	875,000	944,108
Cimarex Energy Co 3.900% due 05/15/27	495,000	539,299
ConocoPhillips 3.750% due 10/01/27 ~	760,000	840,473
Diamondback Energy Inc 3.125% due 03/24/31	1,000,000	999,195
3.250% due 12/01/26	770,000	812,546
Energy Transfer Operating LP 5.000% due 05/15/50	1,000,000	1,036,632
Enterprise Products Operating LLC 4.450% due 02/15/43	1,130,000	1,232,333
Exxon Mobil Corp 2.995% due 08/16/39	1,690,000	1,648,489
Galaxy Pipeline Assets Bidco Ltd (United Arab Emirates) 2.940% due 09/30/40 ~	550,000	532,034
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,711,688
HollyFrontier Corp 2.625% due 10/01/23	540,000	556,748
5.875% due 04/01/26	282,000	319,846
Magellan Midstream Partners LP 3.950% due 03/01/50	565,000	557,557
MPLX LP 2.650% due 08/15/30	1,610,000	1,579,676
4.500% due 04/15/38	580,000	634,745
ONEOK Inc 2.200% due 09/15/25	1,125,000	1,146,635
Phillips 66 Partners LP 3.550% due 10/01/26	560,000	599,304
Pioneer Natural Resources Co 1.900% due 08/15/30	760,000	705,926
Plains All American Pipeline LP 4.650% due 10/15/25	1,685,000	1,847,367
5.150% due 06/01/42	1,000,000	1,017,495
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,130,000	1,292,714
Saudi Arabian Oil Co (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	201,556
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	770,000	852,518
Shell International Finance BV (Netherlands) 2.375% due 11/07/29	1,135,000	1,146,250
3.125% due 11/07/49	570,000	550,837
Suncor Energy Inc (Canada) 4.000% due 11/15/47	570,000	578,762
Sunoco Logistics Partners Operations LP 3.900% due 07/15/26	1,700,000	1,831,321
6.100% due 02/15/42	455,000	513,961
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	1,050,000	1,046,717
Total Capital International SA (France) 2.986% due 06/29/41	1,130,000	1,086,012
TransCanada PipeLines Ltd (Canada) 4.100% due 04/15/30	1,120,000	1,249,843

		35,709,948

Financial - 11.4%

AerCap Ireland Capital DAC (Ireland) 3.150% due 02/15/24	1,875,000	1,954,686
4.625% due 10/15/27	1,595,000	1,751,581

	Principal Amount	Value
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	$600,000	$652,702
4.750% due 10/12/23 ~	750,000	820,376
Air Lease Corp 3.375% due 07/01/25	1,005,000	1,062,596
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	1,130,000	1,193,093
American International Group Inc 3.400% due 06/30/30	770,000	819,432
4.375% due 06/30/50	770,000	880,460
American Tower Corp REIT 1.500% due 01/31/28	755,000	720,972
1.875% due 10/15/30	2,510,000	2,351,184
2.950% due 01/15/51	229,000	202,836
3.100% due 06/15/50	351,000	323,265
Athene Global Funding 0.950% due 01/08/24 ~	1,040,000	1,039,652
1.450% due 01/08/26 ~	905,000	891,253
2.500% due 01/14/25 ~	1,200,000	1,243,728
2.500% due 03/24/28 ~	885,000	883,727
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	1,140,000	1,278,415
Avolon Holdings Funding Ltd (Ireland) 2.125% due 02/21/26 ~	305,000	291,870
3.625% due 05/01/22 ~	1,400,000	1,427,930
4.250% due 04/15/26 ~	765,000	801,987
5.125% due 10/01/23 ~	4,375,000	4,667,552
Banco Santander SA (Spain) 1.849% due 03/25/26	600,000	599,134
2.749% due 12/03/30	600,000	571,994
Bank of America Corp 1.197% due 10/24/26	1,385,000	1,367,651
2.676% due 06/19/41	2,885,000	2,706,868
3.419% due 12/20/28	1,000,000	1,074,526
3.705% due 04/24/28	3,190,000	3,491,109
4.000% due 01/22/25	3,770,000	4,131,497
Barclays PLC (United Kingdom) 1.007% due 12/10/24	1,341,000	1,340,427
3.650% due 03/16/25	750,000	807,513
4.337% due 01/10/28	1,135,000	1,260,552
BNP Paribas SA (France) 1.904% due 09/30/28 ~	750,000	737,853
2.824% due 01/26/41 ~	660,000	594,377
BPCE SA (France) 1.652% due 10/06/26 ~	1,670,000	1,667,899
2.277% due 01/20/32 ~	250,000	242,031
Brixmor Operating Partnership LP 2.250% due 04/01/28	400,000	393,116
4.125% due 05/15/29	600,000	648,826
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	1,200,000	1,148,803
Brown & Brown Inc 2.375% due 03/15/31	1,125,000	1,083,970
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	1,164,963
Capital One Financial Corp 3.800% due 01/31/28	1,130,000	1,243,144
Citigroup Inc 1.122% due 01/28/27	721,000	705,589
3.520% due 10/27/28	1,140,000	1,233,852
3.875% due 03/26/25	3,390,000	3,696,900
3.875% due 02/18/26	265,000	264,425
3.878% due 01/24/39	915,000	990,746
Corporate Office Properties LP 2.750% due 04/15/31	655,000	634,746
Credit Agricole SA (France) 1.247% due 01/26/27 ~	817,000	799,622
2.811% due 01/11/41 ~	250,000	227,086
4.375% due 03/17/25 ~	1,125,000	1,236,914
Credit Suisse Group AG (Switzerland) 1.305% due 02/02/27 ~	520,000	504,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.282% due 01/09/28 ~	$1,135,000	$1,249,112
Crown Castle International Corp REIT 3.100% due 11/15/29	1,135,000	1,173,700
CubeSmart LP REIT 2.000% due 02/15/31	1,345,000	1,261,025
Deutsche Bank AG (Germany) 1.686% due 03/19/26	1,964,000	1,961,957
2.129% due 11/24/26	1,220,000	1,223,876
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	1,119,858
Discover Bank 3.450% due 07/27/26	940,000	1,017,954
Empower Finance 2020 LP 3.075% due 09/17/51 ~	625,000	584,992
Equinix Inc REIT 2.900% due 11/18/26	840,000	886,816
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	775,672
GE Capital Funding LLC 4.400% due 05/15/30 ~	915,000	1,036,690
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	1,200,000	1,375,227
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	1,125,000	1,048,881
Healthpeak Properties Inc REIT 2.875% due 01/15/31	1,130,000	1,141,073
HSBC Holdings PLC (United Kingdom) 1.589% due 05/24/27	1,735,000	1,708,705
2.013% due 09/22/28	4,175,000	4,106,300
4.041% due 03/13/28	750,000	821,501
ING Groep NV (Netherlands) due 04/01/27 #	675,000	676,194
Kilroy Realty LP 4.250% due 08/15/29	600,000	659,512
Lloyds Banking Group PLC (United Kingdom) 1.627% due 05/11/27	590,000	586,425
LSEGA Financing PLC (United Kingdom) due 04/06/28 # ~	1,160,000	1,148,312
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	1,075,000	1,055,538
Mid-America Apartments LP REIT 3.600% due 06/01/27	1,135,000	1,236,603
Mitsubishi UFJ Financial Group Inc (Japan) 3.741% due 03/07/29	2,065,000	2,243,894
Mizuho Financial Group Inc (Japan) 1.234% due 05/22/27	515,000	501,597
Morgan Stanley 0.529% due 01/25/24	700,000	698,912
4.457% due 04/22/39	855,000	1,002,692
5.000% due 11/24/25	4,640,000	5,338,269
National Australia Bank Ltd (Australia) 2.648% due 01/14/41 ~	660,000	587,993
National Retail Properties Inc REIT 4.300% due 10/15/28	1,000,000	1,115,939
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	770,000	826,021
4.445% due 05/08/30	915,000	1,019,808
4.800% due 04/05/26	910,000	1,032,982
New York Life Insurance Co 3.750% due 05/15/50 ~	1,140,000	1,209,610
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	945,000	987,380
5.250% due 08/15/22 ~	1,000,000	1,050,146
Realty Income Corp REIT 1.800% due 03/15/33	705,000	648,427
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,324,190

	Principal Amount	Value
Societe Generale SA (France) 1.488% due 12/14/26 ~	$1,700,000	$1,671,582
4.250% due 04/14/25 ~	1,935,000	2,096,825
4.250% due 08/19/26 ~	200,000	218,245
Standard Chartered PLC (United Kingdom) 1.214% due 03/23/25 ~	2,520,000	2,528,784
1.319% due 10/14/23 § ~	1,830,000	1,843,908
1.456% due 01/14/27 ~	565,000	552,138
Sumitomo Mitsui Trust (Japan) 1.550% due 03/25/26 ~	811,000	813,060
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	541,013
The Charles Schwab Corp 2.000% due 03/20/28	2,000,000	2,010,151
4.000% due 06/01/26	675,000	686,678
4.000% due 12/01/30	540,000	531,495
The Goldman Sachs Group Inc 0.673% due 03/08/24 §	1,729,000	1,728,303
1.431% due 03/09/27	925,000	917,152
3.691% due 06/05/28	1,785,000	1,954,164
4.017% due 10/31/38	685,000	761,008
4.223% due 05/01/29	1,200,000	1,347,011
4.250% due 10/21/25	3,350,000	3,741,613
UBS Group AG (Switzerland) 2.095% due 02/11/32 ~	1,320,000	1,249,709
UDR Inc REIT 1.900% due 03/15/33	185,000	167,059
2.100% due 08/01/32	1,130,000	1,051,478
UniCredit SPA (Italy) 5.861% due 06/19/32 ~	315,000	349,191
6.572% due 01/14/22 ~	1,330,000	1,386,629
Wells Fargo & Co 2.393% due 06/02/28	1,300,000	1,333,124
3.068% due 04/30/41	1,040,000	1,022,021
3.900% due 03/15/26	495,000	500,210
4.300% due 07/22/27	3,775,000	4,269,257
Welltower Inc 2.800% due 06/01/31	1,200,000	1,195,335
WP Carey Inc 2.250% due 04/01/33	325,000	302,547
WP Carey Inc REIT 2.400% due 02/01/31	430,000	412,322

		146,455,229

Industrial - 1.6%

BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	993,975
CSX Corp 3.800% due 11/01/46	770,000	817,396
Eaton Corp 4.150% due 11/02/42	760,000	859,645
General Electric Co 3.450% due 05/01/27	1,140,000	1,238,985
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	590,589
Kansas City Southern 4.700% due 05/01/48	800,000	943,965
L3Harris Technologies Inc 1.800% due 01/15/31	460,000	431,413
Lockheed Martin Corp 2.800% due 06/15/50	970,000	917,538
Masco Corp 2.000% due 10/01/30	1,125,000	1,071,158
Norfolk Southern Corp 3.050% due 05/15/50	770,000	732,254
Northrop Grumman Corp 3.850% due 04/15/45	1,120,000	1,209,016
Otis Worldwide Corp 3.112% due 02/15/40	750,000	740,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co LP 1.200% due 11/15/25 ~	$1,365,000	$1,342,007
Raytheon Technologies Corp 2.250% due 07/01/30	975,000	960,740
3.750% due 11/01/46	530,000	565,827
The Boeing Co 1.167% due 02/04/23	230,000	233,113
1.433% due 02/04/24	465,000	470,943
1.950% due 02/01/24	565,000	579,206
2.196% due 02/04/26	285,000	284,311
2.700% due 02/01/27	2,115,000	2,149,712
2.750% due 02/01/26	230,000	236,912
3.100% due 05/01/26	2,537,000	2,689,184
Union Pacific Corp 3.550% due 08/15/39	765,000	813,973

		20,872,297

Technology - 1.5%

Apple Inc 3.450% due 02/09/45	1,370,000	1,459,716
Broadcom Inc 1.950% due 02/15/28 ~	1,300,000	1,271,588
4.150% due 11/15/30	2,875,000	3,106,792
Citrix Systems Inc 1.250% due 03/01/26	190,000	186,918
Dell International LLC 6.200% due 07/15/30 ~	1,780,000	2,212,613
International Business Machines Corp 4.000% due 06/20/42	455,000	513,279
Leidos Inc 2.300% due 02/15/31 ~	185,000	175,052
Microchip Technology Inc 0.972% due 02/15/24 ~	675,000	674,124
Oracle Corp 2.300% due 03/25/28	710,000	719,269
2.950% due 04/01/30	1,445,000	1,491,152
3.650% due 03/25/41	1,500,000	1,520,010
3.800% due 11/15/37	1,375,000	1,429,797
3.950% due 03/25/51	645,000	666,074
Roper Technologies Inc 1.750% due 02/15/31	1,125,000	1,045,603
TSMC Global Ltd (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,286,778
VMware Inc 4.700% due 05/15/30	915,000	1,056,258

		18,815,023

Utilities - 2.1%

Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	811,154
Appalachian Power Co 4.500% due 03/01/49	490,000	558,914
Atmos Energy Corp 0.625% due 03/09/23	205,000	205,091
1.500% due 01/15/31	1,010,000	923,417
Berkshire Hathaway Energy Co 2.850% due 05/15/51	1,100,000	988,518
CenterPoint Energy Resources Corp 1.750% due 10/01/30	560,000	515,247
Consumers Energy Co 3.250% due 08/15/46	265,000	265,618
Dominion Energy Inc due 04/15/41 #	1,000,000	987,965
DTE Electric Co 3.250% due 04/01/51	500,000	499,984
Duke Energy Corp 3.400% due 06/15/29	1,040,000	1,113,831
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	390,532
Edison International 5.750% due 06/15/27	535,000	624,914

	Principal Amount	Value
Emera US Finance LP (Canada) 4.750% due 06/15/46	$550,000	$614,957
Enel Finance International NV (Italy) 3.625% due 05/25/27 ~	815,000	882,826
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	876,944
Entergy Louisiana LLC 2.900% due 03/15/51	260,000	239,086
4.000% due 03/15/33	430,000	490,450
Evergy Inc 2.900% due 09/15/29	1,160,000	1,184,349
Exelon Generation Co LLC 3.250% due 06/01/25	2,330,000	2,489,542
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	554,523
Fortis Inc (Canada) 3.055% due 10/04/26	750,000	799,325
ITC Holdings Corp 2.950% due 05/14/30 ~	360,000	367,671
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	530,000	579,903
NRG Energy Inc 2.000% due 12/02/25 ~	430,000	430,119
2.450% due 12/02/27 ~	520,000	517,179
Pacific Gas and Electric Co 1.367% due 03/10/23	575,000	575,228
1.573% (USD LIBOR + 1.375%) due 11/15/21 §	1,895,000	1,898,797
2.950% due 03/01/26	300,000	309,447
3.450% due 07/01/25	475,000	503,077
3.750% due 08/15/42	191,000	175,643
4.300% due 03/15/45	325,000	317,278
PacifiCorp 4.150% due 02/15/50	450,000	509,832
PPL Capital Funding Inc 4.000% due 09/15/47	545,000	587,692
Southern California Edison Co 1.200% due 02/01/26	540,000	532,792
4.125% due 03/01/48	340,000	357,423
Southern Co Gas Capital Corp 4.400% due 06/01/43	1,000,000	1,088,462
Southern Power Co 5.150% due 09/15/41	895,000	1,026,526
WEC Energy Group Inc 1.375% due 10/15/27	615,000	594,871

		26,389,127

Total Corporate Bonds & Notes (Cost $400,115,938)		391,328,337

MORTGAGE-BACKED SECURITIES - 36.0%

Collateralized Mortgage Obligations - Commercial - 2.3%
ACRE Commercial Mortgage Ltd (Cayman) 0.938% (USD LIBOR + 0.830%) due 12/18/37 § ~	3,075,000	3,073,054
1.508% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,194,991
Bayview Financing Trust 3.152% due 11/10/22 ±	2,102,637	2,102,637
BPR Trust 1.356% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,792,029
BVRT Financing Trust 0.010% due 11/10/32 ±	1,452,333	1,452,333
Cascade MH Asset Trust 2.708% due 02/25/46 ~	1,420,000	1,404,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust 2.321% due 01/10/38 § ~	$1,600,000	$1,586,630
Freddie Mac (IO) 1.195% due 11/25/30 §	18,945,000	1,947,694
1.211% due 10/25/30 §	15,300,000	1,588,363
1.364% due 12/25/29	8,830,000	823,592
FREMF Mortgage Trust 3.576% due 01/25/26 § ~	2,100,000	2,152,346
3.874% due 01/25/50 § ~	2,385,000	2,591,080
4.051% due 04/25/48 § ~	2,000,000	2,147,014
4.155% due 08/25/47 § ~	2,000,000	2,167,746
PFP Ltd (Cayman) 1.500% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,571,000	1,568,643
Wells Fargo Commercial Mortgage Trust 1.256% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,210,000	1,216,085

		28,809,214

Collateralized Mortgage Obligations - Residential - 6.7%

CFMT LLC 0.946% due 12/26/30 § ~	2,022,445	2,024,986
1.374% due 02/25/31 § ~	3,815,000	3,801,530
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	2,362,556	2,404,742
CSMC Trust 1.668% due 09/27/60 § ~	3,803,876	3,798,656
Fannie Mae REMICS 3.500% due 11/25/57	7,334,913	7,813,945
FMC GMSR Issuer Trust 3.690% due 02/25/24 ±	3,630,000	3,630,000
4.450% due 01/25/26 § ~	2,700,000	2,687,672
Government National Mortgage Association A GNR 2021 H02 F 1.391% (USD LIBOR + 1.280%) due 01/20/71 §	5,998,132	6,393,676
1.391% (USD LIBOR + 1.280%) due 02/20/71 §	3,945,123	4,212,315
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	1,000,356
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	3,200,000	3,225,686
PRPM LLC 2.115% due 01/25/26 § ~	2,036,910	2,038,717
2.115% due 03/25/26 § ~	1,580,000	1,581,642
3.104% due 11/25/25 § ~	2,821,720	2,843,913
Seasoned Credit Risk Transfer Trust 2.000% due 05/25/60	7,442,862	7,452,392
3.000% due 05/25/60	16,966,433	17,940,402
Vericrest Opportunity Loan Transferee 2.116% due 04/25/51 § ~	2,500,000	2,519,410
VOLT XCII LLC 1.893% due 02/27/51 § ~	886,255	887,013
VOLT XCIII LLC 1.893% due 02/27/51 § ~	3,328,495	3,314,282
VOLT XCIV LLC 2.240% due 02/27/51 § ~	2,371,334	2,371,873
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,953,777	1,953,582
VOLT XCVII LLC 2.240% due 04/25/51 § ~	2,000,000	2,001,214

		85,898,004

Fannie Mae - 15.6%

due 05/01/36 #	7,935,000	8,134,092
due 06/01/51 #	131,735,000	132,809,003
0.970% due 07/01/27	5,822,496	5,660,846
1.090% due 04/01/28	2,889,000	2,791,445
1.275% due 04/01/30	3,752,337	3,596,907
1.370% due 03/01/30	3,655,000	3,523,738

	Principal Amount	Value
1.410% due 12/01/30	$10,170,000	$9,748,772
1.440% due 01/01/31	1,400,000	1,344,478
1.460% due 12/01/30	5,000,000	4,815,283
1.560% due 01/01/31	2,700,000	2,622,143
1.815% due 10/01/31	1,050,000	1,042,453
2.550% due 10/01/30	905,000	950,607
3.000% due 04/01/48 - 10/01/50	8,474,269	8,748,028
3.500% due 07/01/50 - 03/01/60	7,141,728	7,758,488
3.610% due 01/01/37	2,790,823	3,092,087
4.000% due 10/01/43 - 06/01/47	3,146,137	3,471,223

		200,109,593

Freddie Mac - 0.1%

3.500% due 04/01/37	1,927,332	2,081,920

Government National Mortgage Association - 11.3%

0.568% due 03/20/71	57,819,758	3,069,477
2.500% due 10/20/45 - 10/20/50	3,479,319	3,623,130
2.500% due 12/20/50	49,517,592	51,151,617
2.500% due 01/20/51	54,253,571	56,046,878
2.932% due 10/20/70 §	2,511,236	2,683,366
3.000% due 08/20/50 - 10/20/50	3,267,766	3,500,455
3.052% due 09/20/70 §	7,066,324	7,553,479
3.500% due 10/20/50 - 01/20/51	16,039,304	17,518,188

		145,146,590

Total Mortgage-Backed Securities (Cost $466,453,338)		462,045,321

ASSET-BACKED SECURITIES - 8.0%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,979,523	1,974,994
American Homes 4 Rent 5.885% due 04/17/52 ~	1,800,000	1,950,418
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	3,047,456
AMSR Trust 2.006% due 11/17/37 ~	2,120,000	2,097,314
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,264,014
Business Jet Securities LLC 2.918% due 04/15/36 ~	2,053,000	2,054,111
2.981% due 11/15/35 ~	3,082,106	3,126,295
4.212% due 07/15/34 ~	1,188,808	1,213,073
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	429,463	437,325
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,607,179
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	2,170,000	2,188,907
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	3,815,000	3,790,538
2.730% due 11/15/29 ~	2,500,000	2,590,504
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	678,407
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,292,244
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	298,720	307,992
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	3,135,214
FHF Trust 1.270% due 03/15/27 ~	500,000	500,180
Finance of America HECM Buyout 0.875% due 02/25/31 § ~	2,405,152	2,407,020
1.588% due 02/25/31 § ~	850,000	847,624
Flagship Credit Auto Trust

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.530% due 04/15/25 ~	$1,023,414	$1,024,806
2.180% due 02/16/27 ~	1,762,000	1,792,384
Freed ABS Trust 0.660% due 03/20/28 ~	3,959,010	3,961,668
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,866,181
GLS Auto Receivables Issuer Trust 0.870% due 12/16/24 ~	850,000	853,033
1.140% due 11/17/25 ~	845,000	849,366
1.640% due 10/15/26 ~	425,000	426,648
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	1,014,047
LL ABS Trust 3.790% due 01/17/28 ~	1,900,000	1,962,410
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	2,500,000	2,557,497
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,125,985
NRZ Excess Spread-Collateralized Notes 2.981% due 03/25/26 ~	2,100,000	2,102,570
3.844% due 12/25/25 ~	2,000,753	2,024,306
Octane Receivables Trust 2.890% due 03/20/26 ~	2,600,000	2,669,858
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	714,769
Oportun Funding LLC 2.200% due 05/15/24 ~	2,244,614	2,251,256
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	3,795,000	3,808,738
Pretium Mortgage Credit Partners I LLC 3.105% due 06/27/60 § ~	2,452,014	2,478,397
Progress Residential 2.106% due 04/17/38 ~	3,250,000	3,191,949
Progress Residential Trust due 04/19/38 # ~	2,550,000	2,569,421
3.316% due 08/17/34 ~	925,000	931,990
4.261% due 08/17/34 ~	3,685,000	3,722,274
Regional Management Issuance Trust 1.680% due 03/17/31 ~	1,217,000	1,214,680
2.420% due 03/17/31 ~	895,000	888,911
3.800% due 10/15/30 ~	2,000,000	2,037,490
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,394,367
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	2,025,371
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	1,675,000	1,673,722
Towd Point Mortgage Trust 4.000% due 11/25/47 § ~	1,582,781	1,604,263
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	849,341
Upstart Securitization Trust 0.870% due 03/20/31 ~	2,609,015	2,612,025
VCAT LLC 2.289% due 12/26/50 § ~	3,655,264	3,665,141
Vericrest Opportunity Loan Trust 3.672% due 02/25/50 § ~	2,200,000	2,205,515

Total Asset-Backed Securities (Cost $102,350,476)		102,581,188

U.S. TREASURY OBLIGATIONS - 24.7%

U.S. Treasury Bonds - 2.8%

1.125% due 08/15/40	7,200,000	5,857,312
1.375% due 08/15/50	11,250,000	8,782,031
1.625% due 11/15/50	6,885,000	5,739,293
1.875% due 02/15/51	11,780,000	10,456,591

	Principal Amount	Value
2.875% due 08/15/45	$4,210,000	$4,598,603

		35,433,830

U.S. Treasury Notes - 21.9%

0.125% due 09/30/22	34,000,000	34,002,656
0.125% due 10/15/23	89,070,000	88,789,917
0.250% due 09/30/25	72,090,000	70,328,582
0.375% due 09/30/27	27,065,000	25,474,403
0.500% due 02/28/26	21,440,000	21,022,925
1.750% due 07/31/24	40,250,000	41,992,856

		281,611,339

Total U.S. Treasury Obligations (Cost $320,236,921)		317,045,169

FOREIGN GOVERNMENT BONDS & NOTES - 0.7%

Chile Government (Chile) 2.550% due 01/27/32	272,000	274,774
Colombia Government (Colombia) 3.125% due 04/15/31	565,000	554,327
4.000% due 02/26/24	550,000	585,489
4.125% due 05/15/51	500,000	476,920
4.500% due 01/28/26	530,000	583,034
5.000% due 06/15/45	490,000	523,888
5.200% due 05/15/49	325,000	358,326
5.625% due 02/26/44	460,000	523,669
Mexico Government (Mexico) 2.659% due 05/24/31	596,000	563,566
3.600% due 01/30/25	550,000	600,551
3.750% due 01/11/28	730,000	782,169
3.771% due 05/24/61	439,000	389,558
4.125% due 01/21/26	530,000	590,250
4.500% due 01/31/50	450,000	457,079
4.600% due 01/23/46	480,000	492,631
Panama Government (Panama) 3.160% due 01/23/30	480,000	500,234
4.500% due 04/16/50	415,000	459,625
Peruvian Government (Peru) 5.625% due 11/18/50	365,000	484,426
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	318,846

Total Foreign Government Bonds & Notes (Cost $10,049,299)		9,519,362

MUNICIPAL BONDS - 0.2%

California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,536,922
University of California 3.706% due 05/15/20	675,000	649,271

Total Municipal Bonds (Cost $2,305,630)		2,186,193

SHORT-TERM INVESTMENT - 11.4%

Repurchase Agreement - 11.4%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $146,603,542; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $149,535,681)	146,603,542	146,603,542

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Value

Total Short-Term Investment (Cost $146,603,542)	$146,603,542

TOTAL INVESTMENTS - 111.5% (Cost $1,448,115,144)	1,431,309,112

OTHER ASSETS & LIABILITIES, NET - (11.5%)	(148,061,104)

NET ASSETS - 100.0%	$1,283,248,008

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$391,328,337	$-	$391,328,337	$-
	Mortgage-backed Securities
	Collateralized Mortgage Obligations - Commercial	28,809,214	-	28,809,214	-
	Collateralized Mortgage Obligations - Residential	85,898,004	-	82,268,004	3,630,000
	Fannie Mae	200,109,593	-	200,109,593	-
	Freddie Mac	2,081,920	-	2,081,920	-
	Government National Mortgage Association	145,146,590	-	145,146,590	-

	Total Mortgage-Backed Securities	462,045,321	-	458,415,321	3,630,000

	Asset-Backed Securities	102,581,188	-	99,026,218	3,554,970
	U.S. Treasury Obligations	317,045,169	-	317,045,169	-
	Foreign Government Bonds & Notes	9,519,362	-	9,519,362	-
	Municipal Bonds	2,186,193	-	2,186,193	-
	Short-Term Investment	146,603,542	-	146,603,542	-

	Total	$1,431,309,112	$-	$1,424,124,142	$7,184,970

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares		Value
PREFERRED STOCKS - 1.1%

Communications - 1.1%

AT&T Mobility II LLC Series A * ±		1,148,058	$30,607,246

Total Preferred Stocks (Cost $31,052,577)			30,607,246

	Principal Amount
CORPORATE BONDS & NOTES - 36.9%

Basic Materials - 0.7%

Huntsman International LLC 5.125% due 11/15/22		$8,500,000	8,969,069
Reliance Steel & Aluminum Co 1.300% due 08/15/25		5,400,000	5,338,484
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~		4,400,000	4,612,243

			18,919,796

Communications - 1.0%

Crown Castle Towers LLC 3.222% due 05/15/42 ~		300,000	301,892
Level 3 Financing Inc 3.400% due 03/01/27 ~		2,000,000	2,121,210
Lumen Technologies Inc 4.000% due 02/15/27 ~		2,600,000	2,659,280
SES SA (Luxembourg) 3.600% due 04/04/23 ~		800,000	842,387
Sprint Corp 7.875% due 09/15/23		1,200,000	1,373,100
T-Mobile USA Inc
2.050% due 02/15/28 ~		3,000,000	2,945,310
2.550% due 02/15/31 ~		8,400,000	8,239,896
3.875% due 04/15/30 ~		3,100,000	3,368,491
The Walt Disney Co 2.650% due 01/13/31		6,600,000	6,745,534

			28,597,100

Consumer, Cyclical - 4.5%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~		1,722,609	1,761,630
Alaska Airlines Pass-Through Trust ‘A’ 4.800% due 02/15/29 ~		5,860,916	6,432,588
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~		6,200,000	6,366,385
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30		2,464,734	2,378,494
4.000% due 01/15/27		2,573,952	2,379,230
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30		3,780,539	3,822,155
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~		1,400,000	1,405,926
2.850% due 01/06/22 ~		2,300,000	2,341,193
3.350% due 05/04/21 ~		6,300,000	6,315,329
3.700% due 05/04/23 ~		6,200,000	6,576,960
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24		2,506,319	2,620,198
DR Horton Inc 5.750% due 08/15/23		4,500,000	4,969,746
Ford Motor Credit Co LLC 0.000% (EUR LIBOR + 0.430%) due 05/14/21 §	EUR	2,400,000	2,813,121

	Principal Amount		Value
2.748% due 06/14/24	GBP	2,800,000	$3,898,003
3.021% due 03/06/24	EUR	5,000,000	6,124,103
3.375% due 11/13/25		$5,400,000	5,498,550
General Motors Financial Co Inc
1.293% (USD LIBOR + 1.100%) due 11/06/21 §		1,600,000	1,607,456
1.784% (USD LIBOR + 1.550%) due 01/14/22 §		1,100,000	1,111,353
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34		8,800,000	9,525,495
Marriott International Inc 2.125% due 10/03/22		6,300,000	6,393,783
Newell Brands Inc 4.350% due 04/01/23		1,121,000	1,184,056
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~		600,000	614,819
2.650% due 07/13/22 ~		3,000,000	3,065,210
2.750% due 03/09/28 ~		5,900,000	5,861,173
3.875% due 09/21/23 ~		3,400,000	3,627,491
Nissan Motor Co Ltd (Japan) 4.810% due 09/17/30 ~		8,900,000	9,772,381
Panasonic Corp (Japan) 2.536% due 07/19/22 ~		3,500,000	3,582,799
Starbucks Corp 2.550% due 11/15/30		9,700,000	9,731,320
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~		900,000	963,558
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~		1,000,000	1,130,919
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	EUR	1,300,000	1,554,120

			125,429,544

Consumer, Non-Cyclical - 4.2%

AbbVie Inc 3.200% due 11/06/22		$4,400,000	4,566,736
Amgen Inc 2.600% due 08/19/26		8,100,000	8,518,822
Anthem Inc
2.375% due 01/15/25		3,400,000	3,555,308
2.550% due 03/15/31		7,300,000	7,310,775
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~		6,700,000	7,454,921
Bayer US Finance II LLC (Germany)
1.194% (USD LIBOR + 1.010%) due 12/15/23 § ~		700,000	709,703
4.375% due 12/15/28 ~		7,400,000	8,363,279
Block Financial LLC 3.875% due 08/15/30		6,600,000	6,815,090
Conagra Brands Inc 4.300% due 05/01/24		3,900,000	4,302,380
Constellation Brands Inc 3.700% due 12/06/26		4,400,000	4,837,305
CVS Pass-Through Trust 6.943% due 01/10/30		175,465	211,575
Danone SA (France) 2.589% due 11/02/23 ~		2,300,000	2,401,707
Duke University 2.682% due 10/01/44		9,600,000	9,384,425
General Mills Inc 1.233% (USD LIBOR + 1.010%) due 10/17/23 §		1,000,000	1,014,967
HCA Inc
4.750% due 05/01/23		100,000	107,816
5.000% due 03/15/24		5,600,000	6,233,450
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~		9,000,000	9,518,510
3.875% due 07/26/29 ~		3,300,000	3,521,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value
Mylan Inc 4.200% due 11/29/23		$1,500,000	$1,619,560
Sysco Corp 5.650% due 04/01/25		7,300,000	8,496,028
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30		2,600,000	2,507,888
Utah Acquisition Sub Inc 2.250% due 11/22/24 ~		EUR 6,100,000	7,663,137
Zoetis Inc 2.000% due 05/15/30		$9,700,000	9,358,151

			118,472,667

Energy - 1.4%

ANR Pipeline Co 9.625% due 11/01/21		2,300,000	2,417,007
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24		1,500,000	1,727,630
Chevron Corp 2.236% due 05/11/30		4,000,000	3,983,165
El Paso Natural Gas Co LLC 8.625% due 01/15/22		4,500,000	4,781,919
Energy Transfer Operating LP 4.250% due 03/15/23		2,700,000	2,851,802
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~		4,100,000	4,236,063
MPLX LP 3.500% due 12/01/22		1,400,000	1,461,420
Occidental Petroleum Corp 2.900% due 08/15/24		6,000,000	5,941,740
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~		110,030	108,931
7.350% PIK due 12/01/26 ~		2,108,455	838,111
Odebrecht Oil & Gas Finance Ltd (Brazil) 0.000% due 04/26/21 ~		1,012,000	6,831
Plains All American Pipeline LP 3.650% due 06/01/22		4,400,000	4,505,894
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~		1,161,331	1,291,991
9.750% due 01/06/27 ~		4,238,275	4,969,378

			39,121,882

Financial - 15.8%

AIB Group PLC (Ireland) 4.750% due 10/12/23 ~		7,400,000	8,094,379
Aircastle Ltd 5.500% due 02/15/22		1,710,000	1,778,407
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30		5,000,000	5,009,998
American Tower Corp REIT
3.000% due 06/15/23		900,000	947,352
3.375% due 05/15/24		9,500,000	10,191,009
Aviation Capital Group LLC
2.875% due 01/20/22 ~		3,680,000	3,733,732
4.125% due 08/01/25 ~		6,620,000	7,062,386
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23		2,100,000	2,106,876
1.125% due 09/18/25		3,400,000	3,342,521
8.875% due 04/14/21 ~	EUR	6,400,000	7,526,528
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/21 * Y ~		1,000,000	187,632
4.750% due 01/15/22 * Y ~		5,600,000	1,050,739
Bank of America Corp 1.218% (USD LIBOR + 1.000%) due 04/24/23 §		$4,900,000	4,942,328
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~		7,400,000	7,930,539
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22		1,659,000	1,821,196

	Principal Amount		Value
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR	900,000	$1,153,210
7.750% due 09/15/23		$1,400,000	1,531,180
7.875% due 03/15/22 ~		2,700,000	2,843,438
BNP Paribas SA (France)
1.904% due 09/30/28 ~		9,000,000	8,854,237
4.625% due 02/25/31 ~		1,500,000	1,494,375
Boston Properties LP REIT 3.250% due 01/30/31		3,200,000	3,316,866
BPCE SA (France) 4.000% due 09/12/23 ~		4,850,000	5,231,690
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23		3,400,000	3,595,219
Cantor Fitzgerald LP 6.500% due 06/17/22 ~		8,200,000	8,748,218
CBL & Associates LP REIT 4.600% due 10/15/24 Y		3,760,000	2,175,705
Citigroup Inc 2.572% due 06/03/31		8,100,000	8,100,238
Cooperatieve Rabobank UA (Netherlands) 6.625% due 06/29/21 ~	EUR	7,200,000	8,576,002
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~		$6,000,000	6,396,156
Credit Agricole SA (France) 1.907% due 06/16/26 ~		7,200,000	7,304,244
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~		3,200,000	3,531,600
Credit Suisse Group AG (Switzerland)
1.424% (USD LIBOR + 1.240%) due 06/12/24 § ~		6,200,000	6,265,261
3.869% due 01/12/29 ~		2,600,000	2,791,237
7.125% due 07/29/22 ~		500,000	521,005
Crown Castle International Corp REIT 3.700% due 06/15/26		2,277,000	2,492,585
Deutsche Bank AG (Germany)
1.384% (USD LIBOR + 1.190%) due 11/16/22 §		5,800,000	5,818,152
1.750% due 01/17/28 ~	EUR	6,300,000	7,747,791
3.300% due 11/16/22		$5,200,000	5,403,216
Digital Realty Trust LP REIT 3.600% due 07/01/29		4,500,000	4,840,395
EPR Properties REIT 4.500% due 04/01/25		2,200,000	2,275,928
Essex Portfolio LP REIT 3.375% due 04/15/26		5,200,000	5,631,800
GE Capital Funding LLC 3.450% due 05/15/25 ~		7,430,000	8,037,727
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35		7,700,000	8,824,375
GLP Capital LP REIT 4.000% due 01/15/30		1,800,000	1,875,825
Host Hotels & Resorts LP REIT
3.875% due 04/01/24		700,000	742,137
4.000% due 06/15/25		1,350,000	1,434,829
HSBC Holdings PLC (United Kingdom) 6.875% due 06/01/21		500,000	505,600
ING Groep NV (Netherlands) 1.400% due 07/01/26 ~		8,200,000	8,166,053
Intercontinental Exchange Inc 2.100% due 06/15/30		7,100,000	6,843,995
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~		7,300,000	7,780,749
JPMorgan Chase & Co 2.182% due 06/01/28		9,600,000	9,711,179
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~		5,000,000	5,115,375
Kilroy Realty LP REIT
3.450% due 12/15/24		2,200,000	2,354,345
4.375% due 10/01/25		2,600,000	2,861,203

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Life Storage LP REIT 3.875% due 12/15/27	$2,600,000	$2,882,023
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	4,373,114
4.450% due 05/08/25	$4,500,000	5,032,347
4.947% due 06/27/25 ~	EUR 300,000	383,318
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$500,000	564,190
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,358,810
Mitsubishi UFJ Financial Group Inc (Japan) 1.412% due 07/17/25	10,600,000	10,599,311
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,841,269
Mizuho Financial Group Inc (Japan)
2.201% due 07/10/31	8,700,000	8,413,193
2.555% due 09/13/25	8,600,000	9,002,522
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,871,282
National Retail Properties Inc REIT
2.500% due 04/15/30	$3,000,000	2,948,787
3.500% due 10/15/27	5,600,000	6,037,656
Natwest Group PLC (United Kingdom)
2.000% due 03/04/25 ~	EUR 4,600,000	5,686,663
8.625% due 08/15/21	$8,400,000	8,618,148
Navient Corp 6.500% due 06/15/22	500,000	525,685
Nomura Holdings Inc (Japan) 2.679% due 07/16/30	6,700,000	6,589,585
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	453,000	486,960
4.750% due 01/15/28	590,000	648,762
Public Storage REIT 3.094% due 09/15/27	1,900,000	2,060,530
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,830,171
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	9,700,000	10,485,427
Service Properties Trust REIT 4.950% due 10/01/29	8,400,000	8,016,750
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,213,973
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,513,665
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	8,324,170
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	8,469,730
Standard Chartered PLC (United Kingdom) 1.456% due 01/14/27 ~	7,300,000	7,133,821
State Bank of India (India) 4.000% due 01/24/22 ~	3,900,000	3,993,971
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	8,374,779
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,427,382
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 97,799	176,489
5.801% due 10/13/40 ~	193,318	351,148
UBS Group AG (Switzerland)
4.125% due 04/15/26 ~	$7,100,000	7,933,548
7.125% due 08/10/21 ~	800,000	816,202
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,760,830
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	757,896
Wells Fargo & Co
2.393% due 06/02/28	$8,100,000	8,306,385

	Principal Amount	Value
3.550% due 09/29/25	$9,200,000	$10,034,273

		442,463,527

Industrial - 3.4%

AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,530,258
Arrow Electronics Inc
3.250% due 09/08/24	2,800,000	2,993,455
3.500% due 04/01/22	4,600,000	4,708,724
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,241,716
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,500,000
Flex Ltd 4.875% due 05/12/30	9,500,000	10,776,096
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	8,557,324
GATX Corp 4.000% due 06/30/30	9,700,000	10,703,034
Kansas City Southern 3.125% due 06/01/26	9,800,000	10,495,452
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,817,876
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	3,000,000	3,163,822
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,793,919
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	$3,800,000	3,894,010
4.125% due 07/15/23 ~	1,800,000	1,917,203
Spirit AeroSystems Inc 3.950% due 06/15/23	5,000,000	4,959,375
The Boeing Co 1.433% due 02/04/24	7,500,000	7,595,853

		94,648,117

Technology - 2.5%

Amdocs Ltd 2.538% due 06/15/30	6,100,000	6,007,486
Broadcom Corp 3.875% due 01/15/27	1,561,000	1,695,945
Broadcom Inc
3.459% due 09/15/26	5,046,000	5,418,175
3.469% due 04/15/34 ~	3,639,000	3,660,967
3.500% due 02/15/41 ~	9,000,000	8,631,834
4.110% due 09/15/28	3,472,000	3,801,715
5.000% due 04/15/30	2,900,000	3,308,756
Dell International LLC
5.850% due 07/15/25 ~	9,200,000	10,733,416
6.100% due 07/15/27 ~	2,400,000	2,887,424
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,581,475
NetApp Inc 3.250% due 12/15/22	2,400,000	2,490,212
NXP BV (Netherlands)
3.875% due 06/18/26 ~	4,000,000	4,408,819
4.875% due 03/01/24 ~	5,900,000	6,560,215
Seagate HDD Cayman 4.091% due 06/01/29 ~	1,000,000	1,020,900
VMware Inc 2.950% due 08/21/22	6,200,000	6,395,361

		71,602,700

Utilities - 3.4%

Alabama Power Co 1.450% due 09/15/30	3,900,000	3,596,028
American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	1,959,889

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
CenterPoint Energy Resources Corp 0.684% (USD LIBOR + 0.500%) due 03/02/23	$7,300,000	$7,302,523
DTE Electric Co 4.050% due 05/15/48	100,000	113,573
Enel Finance International NV (Italy) 4.250% due 09/14/23 ~	6,150,000	6,660,429
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,761,961
Entergy Corp 4.000% due 07/15/22	1,900,000	1,973,745
Evergy Inc 2.450% due 09/15/24	8,800,000	9,219,511
NextEra Energy Capital Holdings Inc 2.250% due 06/01/30	9,600,000	9,400,399
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,618,713
Pacific Gas and Electric Co
1.367% due 03/10/23	7,300,000	7,302,899
3.150% due 01/01/26	3,300,000	3,440,323
3.300% due 12/01/27	400,000	418,341
3.400% due 08/15/24	5,300,000	5,619,131
3.500% due 06/15/25	2,400,000	2,546,701
4.250% due 08/01/23	2,600,000	2,775,096
4.550% due 07/01/30	1,500,000	1,628,081
Pennsylvania Electric Co 3.600% due 06/01/29 ~	4,300,000	4,525,244
Public Service Co of Colorado 1.900% due 01/15/31	6,300,000	6,078,418
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,258,633
The Southern Co 3.250% due 07/01/26	5,700,000	6,105,375
WEC Energy Group Inc 1.800% due 10/15/30	8,400,000	7,845,918

		97,150,931

Total Corporate Bonds & Notes (Cost $1,011,193,217)		1,036,406,264

SENIOR LOAN NOTES - 0.2%

Communications - 0.0%

Entercom Media Corp Term B2 2.615% (USD LIBOR + 2.500%) due 11/17/24 §	756,958	742,410

Industrial - 0.2%

Cornerstone Building Brands Inc Term B 3.936% (USD LIBOR + 3.750%) due 04/12/25 §	3,890,000	3,891,459

Total Senior Loan Notes (Cost $4,638,260)		4,633,869

MORTGAGE-BACKED SECURITIES - 32.7%

Collateralized Mortgage Obligations - Commercial - 3.9%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	10,485,744
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	5,051,272
Ashford Hospitality Trust 1.106% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,404,440
Bancorp Commercial Mortgage Trust 1.156% (USD LIBOR + 1.050%) due 09/15/36 § ~	3,250,963	3,253,386

	Principal Amount	Value
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	$5,613,000	$5,924,578
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	8,000,000	8,450,166
3.778% due 09/10/58	5,900,000	6,487,806
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,536,132
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.217% due 08/25/22 §	19,537,364	279,531
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,885,246
JP Morgan Chase Commercial Mortgage Securities Trust
1.106% (USD LIBOR + 1.000%) due 06/15/32 § ~	3,905,828	3,911,683
1.556% (USD LIBOR + 1.450%) due 12/15/31 § ~	9,699,236	9,621,068
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	8,653,702
MF1 Multifamily Housing Mortgage Loan Trust 0.958% (USD LIBOR + 0.850%) due 07/15/36 § ~	7,300,000	7,325,550
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	5,628,809	5,881,837
Morgan Stanley Capital I Trust 2.428% due 04/05/42 § ~	4,900,000	4,908,890
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	5,351,368

		109,412,399

Collateralized Mortgage Obligations - Residential - 8.9%

Alternative Loan Trust
0.449% (USD LIBOR + 0.340%) due 07/25/46 §	217,523	319,618
0.729% (USD LIBOR + 0.620%) due 10/25/35 §	31,699	27,039
Alternative Loan Trust (IO) 4.891% (5.000% - USD LIBOR) due 05/25/35 §	1,141,114	121,802
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	2,309,143	2,355,350
Banc of America Funding Trust
0.328% due 08/25/47 § ~	4,393,941	3,777,846
2.731% due 02/20/36 §	534,338	534,239
Banc of America Mortgage Trust 6.000% due 05/25/37	2,602,743	2,356,890
BCAP LLC Trust
4.852% due 03/26/37 § ~	280,270	283,144
5.250% due 02/26/36 § ~	1,187,132	751,935
Bear Stearns Adjustable Rate Mortgage Trust 2.945% due 08/25/33 §	753,511	761,481
Bear Stearns ALT-A Trust 2.726% due 01/25/36 §	1,544,717	1,611,480
Bear Stearns Structured Products Inc Trust
2.757% due 01/26/36 §	624,806	512,063
2.886% due 12/26/46 §	536,880	478,770
CHL Mortgage Pass-Through Trust
0.749% (USD LIBOR + 0.640%) due 03/25/35 §	531,987	527,696
2.549% due 05/20/34 §	412,110	423,134
3.115% due 08/25/34 §	41,823	41,468
6.500% due 10/25/37	1,001,830	731,121
Citigroup Mortgage Loan Trust
3.056% due 08/25/35 §	122,541	104,972
3.256% due 08/25/36 §	687,318	658,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp 0.798% due 03/25/32 § ~	$134,927	$129,033
DSLA Mortgage Loan Trust 2.686% due 07/19/44 §	428,460	421,687
Fannie Mae
0.178% (USD LIBOR + 0.060%) due 07/25/37 §	78,919	77,608
0.508% (USD LIBOR + 0.400%) due 04/18/28 §	28,981	29,032
0.558% (USD LIBOR + 0.450%) due 10/18/30 §	245	247
5.697% due 10/25/42 §	445,370	508,913
Fannie Mae (IO) 6.591% (6.700% - USD LIBOR) due 10/25/35 §	2,383	429
Finsbury Square PLC (United Kingdom) 1.349% (SONIA + 1.300%) due 06/16/70 § ~	GBP 5,058,714	7,051,865
First Horizon Alternative Mortgage Securities Trust
2.209% due 06/25/34 §	$1,795,152	1,833,268
2.860% due 03/25/35 §	479,377	377,709
Freddie Mac
0.456% (USD LIBOR + 0.350%) due 12/15/29 §	6,672	6,683
0.473% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 §	7,917,268	7,949,663
7.500% due 01/15/23 - 09/20/26	128,158	138,440
Freddie Mac Structured Pass-Through Certificates
1.459% (US FED + 1.200%) due 10/25/44 §	749,907	761,386
1.659% (US FED + 1.400%) due 07/25/44 §	3,729,267	3,764,053
Government National Mortgage Association
0.620% (USD LIBOR + 0.500%) due 04/20/64 §	3,564,727	3,579,807
0.670% (USD LIBOR + 0.550%) due 05/20/65 §	1,355,263	1,363,276
0.720% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	8,863,929	8,951,091
0.770% (USD LIBOR + 0.650%) due 07/20/63 §	124,280	124,404
0.870% (USD LIBOR + 0.750%) due 01/20/66 §	6,244,805	6,340,465
1.904% (USD LIBOR + 0.750%) due 04/20/67 §	6,919,694	7,021,714
Great Hall Mortgages No 1 PLC (United Kingdom) 0.320% (USD LIBOR + 0.130%) due 06/18/39 § ~	3,341,331	3,269,091
GreenPoint Mortgage Funding Trust 0.649% (USD LIBOR + 0.540%) due 11/25/45 §	39,499	35,603
HarborView Mortgage Loan Trust 0.269% (USD LIBOR + 0.160%) due 05/25/38 §	1,069,747	977,678
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 § ~	GBP 27,367,171	37,860,937
Impac CMB Trust 0.649% (USD LIBOR + 0.270%) due 05/25/35 §	$43,966	45,450
IndyMac ARM Trust 1.762% due 01/25/32 §	7,883	7,935
JP Morgan Alternative Loan Trust
0.469% (USD LIBOR + 0.360%) due 05/25/36 §	2,541,505	2,409,968
6.000% due 12/27/36 ~	1,109,928	834,292
JP Morgan Mortgage Trust
0.409% (USD LIBOR + 0.300%) due 10/25/35 §	1,560,742	1,319,462
3.331% due 12/26/37 § ~	4,793,131	4,467,419

	Principal Amount	Value
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	$7,582,269	$7,668,790
Lehman Mortgage Trust 5.750% due 02/25/37	6,541,361	5,491,289
MASTR Adjustable Rate Mortgages Trust 2.990% due 04/21/34 §	11,972	12,192
MASTR Alternative Loan Trust 0.509% (USD LIBOR + 0.400%) due 03/25/36 §	694,704	39,533
Merrill Lynch Mortgage Investors Trust 3.544% due 06/25/35 §	22,570	23,048
Metlife Securitization Trust 3.750% due 03/25/57 § ~	8,000,256	8,404,164
New Residential Mortgage Loan Trust 3.500% due 12/25/57 § ~	7,839,627	8,211,909
OBX Trust 0.759% (USD LIBOR + 0.650%) due 06/25/57 § ~	7,562,982	7,587,556
PHH Alternative Mortgage Trust 0.269% (USD LIBOR + 0.160%) due 02/25/37 §	9,524,404	7,560,116
RBSSP Resecuritization Trust 2.539% due 12/26/36 § ~	651,056	345,447
Reperforming Loan REMIC Trust 0.449% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,473,136	1,412,657
Residential Asset Securitization Trust (IO) 4.841% (4.950% - USD LIBOR) due 11/25/35 §	2,190,103	405,083
Resloc UK PLC (United Kingdom) 0.126% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,350,369	2,671,602
RFMSI Trust 3.216% due 09/25/35 §	$461,834	355,063
Ripon Mortgages PLC (United Kingdom) 0.860% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 8,732,163	12,093,744
Sequoia Mortgage Trust 0.811% (USD LIBOR + 0.700%) due 07/20/33 §	$429,931	429,498
Structured Adjustable Rate Mortgage Loan Trust 2.968% due 01/25/35 §	109,744	111,450
Structured Asset Mortgage Investments II Trust
0.529% (USD LIBOR + 0.420%) due 05/25/36 §	698,595	608,803
0.569% (USD LIBOR + 0.460%) due 02/25/36 §	1,168,351	1,117,881
0.610% (USD LIBOR + 0.500%) due 07/19/35 §	112,421	109,241
0.669% (USD LIBOR + 0.560%) due 02/25/36 §	725,186	696,824
Structured Asset Mortgage Investments Trust 0.770% (USD LIBOR + 0.660%) due 09/19/32 §	29,030	28,949
Structured Asset Securities Corp Trust 5.750% due 04/25/35	2,904,166	2,338,867
Suntrust Alternative Loan Trust (IO) 4.991% (5.100% - USD LIBOR) due 12/25/35 §	3,491,467	364,705
Towd Point Mortgage Funding (United Kingdom) 0.951% (SONIA + 0.900%) due 07/20/45 § ~	GBP 26,028,408	36,002,411
Towd Point Mortgage Funding PLC (United Kingdom) 1.058% (GBP LIBOR + 1.025%) due 10/20/51 §	14,402,409	19,990,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Tower Bridge Funding No 3 PLC (United Kingdom) 1.284% (GBP LIBOR + 1.200%) due 12/20/61 § ~	GBP 1,443,820	$1,997,087
Wachovia Mortgage Loan Trust LLC Trust 3.020% due 05/20/36 §	$430,622	438,103
WaMu Mortgage Pass-Through Certificates Trust
0.649% (USD LIBOR + 0.540%) due 12/25/45 §	28,278	28,764
0.689% (USD LIBOR + 0.580%) due 10/25/45 §	30,467	30,471
2.808% due 01/25/36 §	476,191	490,405
Washington Mutual Mortgage Pass-Through Certificates Trust
1.089% (US FED + 0.830%) due 11/25/46 §	1,144,324	1,046,532
6.000% due 07/25/36	1,726,054	1,595,491
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.741% (4.850% - USD LIBOR) due 11/25/35 §	9,497,574	1,244,483
4.841% (4.950% - USD LIBOR) due 11/25/35 §	2,554,344	412,882
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.100% due 02/25/33 §	11,828	11,802

		249,415,003

Fannie Mae - 18.4%

due 05/01/36 #	54,000,000	55,354,878
due 06/01/51 #	338,200,000	336,284,418
1.579% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	588,122	604,594
1.623% (USD LIBOR + 1.373%) due 09/01/35 §	94,613	95,466
1.663% (USD LIBOR + 1.413%) due 07/01/33 §	8,687	8,735
1.720% (USD LIBOR + 1.345%) due 12/01/34 §	718,826	750,331
1.753% (US FED + 1.250%) due 03/01/33 §	135,001	135,942
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	29,455	29,742
1.793% (USD LIBOR + 1.418%) due 12/01/34 §	2,649	2,650
1.800% (USD LIBOR + 1.550%) due 09/01/33 §	14,621	15,204
1.820% (UST + 1.695%) due 02/01/33 §	160,173	161,740
1.855% (USD LIBOR + 1.605%) due 08/01/36 §	43,362	43,603
2.040% (USD LIBOR + 1.320%) due 08/01/35 §	171,669	172,481
2.050% (UST + 1.925%) due 02/01/33 §	4,210	4,194
2.068% (USD LIBOR + 1.442%) due 07/01/33 §	10,210	10,323
2.070% (USD LIBOR + 1.695%) due 03/01/33 §	4,261	4,256
2.150% (UST + 2.025%) due 01/01/34 §	5,165	5,519
2.151% (USD LIBOR + 1.245%) due 07/01/35 §	273,979	282,911
2.199% (USD LIBOR + 1.699%) due 11/01/34 §	4,545	4,548
2.291% (UST + 1.895%) due 03/01/34 §	5,652	5,701
2.310% due 08/01/22	1,161,878	1,181,018
2.340% (USD LIBOR + 1.840%) due 09/01/35 §	21,065	21,095
2.400% (UST + 2.098%) due 01/01/23 §	6,090	6,142

	Principal Amount	Value
2.440% (UST + 2.190%) due 12/01/22 §	$1,018	$1,020
2.500% due 05/01/51	51,100,000	52,331,590
2.614% (UST + 2.360%) due 11/01/34 §	1,192,387	1,273,759
2.625% (USD LIBOR + 2.250%) due 06/01/34 §	1,950	1,966
2.972% (US FED + 1.250%) due 05/01/36 §	14,219	14,873
3.000% due 04/01/27 - 08/01/49	3,142,185	3,314,270
3.320% (USD LIBOR + 1.455%) due 04/01/35 §	134,503	134,939
3.500% due 05/01/21 - 05/01/51	38,975,915	41,354,416
3.555% (UST + 2.055%) due 04/01/34 §	47,706	47,707
3.595% (UST + 2.095%) due 04/01/27 §	3,101	3,099
3.686% (US FED + 1.250%) due 05/01/36 §	11,122	11,442
3.705% (US FED + 1.250%) due 05/01/36 §	466,903	498,178
4.000% due 04/01/24 - 02/01/48	5,866,810	6,299,125
4.500% due 06/01/23 - 10/01/42	745,010	815,895
4.929% (US FED + 1.731%) due 09/01/34 §	47,914	50,450
5.000% due 05/01/25 - 02/01/44	2,790,994	3,145,962
5.500% due 05/01/21 - 09/01/41	7,729,134	8,477,857
6.000% due 02/01/24 - 09/01/39	3,145,115	3,639,873
6.500% due 11/01/21 - 09/01/37	526,949	600,069
7.500% due 01/01/33	12,552	14,523
8.000% due 05/01/30	2,625	2,686
8.500% due 07/01/32	547	549

		517,219,739

Freddie Mac - 0.9%

2.011% (USD LIBOR + 1.345%) due 09/01/35 §	108,466	113,490
2.262% (UST + 2.137%) due 01/01/28 §	4,498	4,526
2.375% (UST + 2.250%) due 05/01/23 §	317	318
2.625% (UST + 2.250%) due 07/01/32 §	7,369	7,348
2.750% (UST + 2.250%) due 05/01/32 §	2,544	2,542
3.287% (UST + 2.249%) due 03/01/32 §	16,571	16,631
3.500% due 08/01/27 - 06/01/48	14,467,856	15,309,335
3.749% (UST + 2.249%) due 03/01/32 §	16,731	16,693
4.000% due 11/01/33 - 04/01/48	4,080,398	4,375,256
5.500% due 03/01/23 - 05/01/40	3,354,814	3,916,208
6.000% due 07/01/21 - 04/01/33	1,552,290	1,743,272
7.000% due 10/01/37	17,408	20,201

		25,525,820

Government National Mortgage Association - 0.6%

2.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	217,699	222,775
2.250% (UST + 1.500%) due 07/20/23 - 09/20/32 §	170,972	175,982
2.500% (UST + 1.500%) due 11/20/24 §	6,938	7,000
2.625% (UST + 2.000%) due 11/20/24 §	28,650	28,880
2.750% (UST + 2.000%) due 09/20/22 - 07/20/24 §	18,806	18,945
2.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	351,091	360,179

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	$257,128	$264,709
3.500% (UST + 2.000%) due 03/20/29 §	23,548	23,844
4.000% due 03/15/44 - 09/15/49	3,376,606	3,624,827
5.000% due 05/15/33 - 06/01/51	9,046,273	10,093,882
6.000% due 06/15/38 - 09/15/38	10,747	12,347
7.500% due 07/15/31 - 12/15/31	19,385	23,133
8.000% due 12/15/29 - 08/15/32	151,650	164,615
8.500% due 08/15/22 - 12/15/30	181,799	186,163

		15,207,281

Total Mortgage-Backed Securities (Cost $902,231,509)		916,780,242

ASSET-BACKED SECURITIES - 13.1%

A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	5,053,149	5,087,200
ABFC Trust 0.934% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,553,641
Anchorage Capital CLO 16 Ltd (Cayman) 1.601% (USD LIBOR + 1.400%) due 10/20/31 § ~	7,100,000	7,121,133
Apres Static CLO Ltd (Cayman) 1.311% (USD LIBOR + 1.070%) due 10/15/28 § ~	8,072,486	8,086,527
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.869% (USD LIBOR + 0.760%) due 02/25/36 §	1,942,220	1,773,930
Asset-Backed Securities Corp Home Equity Loan Trust 1.129% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,985,475
Bear Stearns Asset Backed Securities I Trust 2007-AQ1 0.219% (USD LIBOR + 0.110%) due 04/25/31 §	76,368	236,656
Bear Stearns Asset-Backed Securities Trust 2.209% (USD LIBOR + 2.100%) due 03/25/35 §	604,418	607,905
Catamaran CLO Ltd (Cayman) 1.623% (USD LIBOR + 1.400%) due 10/18/26 § ~	684,429	684,665
CBAM Ltd (Cayman) 1.463% (USD LIBOR + 1.240%) due 10/17/29 § ~	7,200,000	7,202,879
CIT Mortgage Loan Trust 1.459% (USD LIBOR + 1.350%) due 10/25/37 § ~	2,124,174	2,137,365
Citigroup Mortgage Loan Trust
0.249% (USD LIBOR + 0.140%) due 12/25/36 §	1,868,886	1,858,368
0.259% (USD LIBOR + 0.150%) due 12/25/36 §	10,202,323	5,393,611
0.269% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,315,788	1,562,156
CLNC Ltd (Cayman) 1.360% (USD LIBOR + 1.250%) due 08/20/35 § ~	8,500,000	8,497,138
Countrywide Asset-Backed Certificates
0.249% (USD LIBOR + 0.140%) due 06/25/47 §	6,005,606	5,721,167
0.259% (USD LIBOR + 0.150%) due 05/25/37 §	353,754	353,018
0.339% (USD LIBOR + 0.230%) due 10/25/47 §	716,815	706,846

	Principal Amount		Value
0.449% (USD LIBOR + 0.340%) due 09/25/36 §		$8,078,780	$8,037,437
1.009% (USD LIBOR + 0.900%) due 03/25/47 § ~		1,714,554	1,500,394
Credit Acceptance Auto Loan CLO Trust 3.470% due 05/17/27 ~		332,878	333,289
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR	6,100,000	7,225,005
CWABS Asset-Backed Certificates Trust 0.249% (USD LIBOR + 0.140%) due 03/25/37 §		$3,416,843	3,302,694
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30		14,818	14,924
Dryden XXV Senior Loan CLO Fund (Cayman) 1.141% (USD LIBOR + 0.900%) due 10/15/27 § ~		5,406,323	5,408,349
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~		10,500,000	10,745,895
FBR Securitization Trust 0.874% (USD LIBOR + 0.765%) due 09/25/35 §		28,530,000	27,904,913
First Franklin Mortgage Loan Trust 0.419% (USD LIBOR + 0.310%) due 10/25/36 §		13,900,000	11,927,742
Flagship Credit Auto Trust 1.490% due 07/15/24 ~		4,428,534	4,455,584
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24		8,700,000	8,908,235
Galaxy XV CLO Ltd (Cayman) 1.441% (USD LIBOR + 1.200%) due 10/15/30 § ~		10,800,000	10,797,330
GSAA Home Equity Trust 0.449% (USD LIBOR + 0.340%) due 09/25/36 §		9,573,481	3,314,081
Home Equity Asset Trust 0.889% (USD LIBOR + 0.780%) due 10/25/34 §		2,300,736	2,288,309
Home Equity Mortgage Loan Asset-Backed Trust 0.429% (USD LIBOR + 0.320%) due 04/25/37 §		4,667,387	4,306,829
HSI Asset Securitization Corp Trust 0.439% (USD LIBOR + 0.330%) due 02/25/36 §		781,364	758,804
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~		6,000,000	6,145,868
Imc Home Equity Loan Trust 5.432% due 08/20/29 §		899	925
IXIS Real Estate Capital Trust 0.209% (USD LIBOR + 0.100%) due 01/25/37 §		9,732,244	4,738,823
JP Morgan Mortgage Acquisition Trust 0.399% (USD LIBOR + 0.290%) due 05/25/36 §		10,000,000	9,565,917
Legacy Mortgage Asset Trust 3.750% due 04/25/59 § ~		7,243,549	7,314,472
Lehman ABS Mortgage Loan Trust 0.199% (USD LIBOR + 0.090%) due 06/25/37 § ~		1,048,038	824,481
Marble Point CLO X Ltd (Cayman) due 10/15/30 # ~		7,300,000	7,300,000
Mastr Asset-Backed Securities Trust 0.609% (USD LIBOR + 0.500%) due 04/25/36 §		8,256,374	3,111,183
Merrill Lynch Mortgage Investors Trust 0.859% (USD LIBOR + 0.750%) due 09/25/35 §		1,131,320	1,113,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Mid-State Trust 7.791% due 03/15/38	$198,991	$217,597
MidOcean Credit CLO (Cayman) 1.474% (USD LIBOR + 1.250%) due 01/20/29 § ~	7,100,000	7,107,797
MKS CLO Ltd (Cayman) 1.224% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	5,000,984
Monarch Grove CLO 18-1 (Cayman) 1.098% (USD LIBOR + 0.880%) due 01/25/28 § ~	3,646,432	3,645,130
Morgan Stanley ABS Capital I Inc Trust
0.169% (USD LIBOR + 0.060%) due 05/25/37 §	195,646	177,905
0.289% (USD LIBOR + 0.180%) due 03/25/37 §	2,749,690	1,531,552
0.289% (USD LIBOR + 0.180%) due 05/25/37 §	8,556,198	7,851,834
0.329% (USD LIBOR + 0.220%) due 11/25/36 §	6,434,879	4,178,672
0.359% (USD LIBOR + 0.250%) due 03/25/37 §	4,604,132	2,585,880
Morgan Stanley Capital I Inc Trust 0.469% (USD LIBOR + 0.360%) due 03/25/36 §	1,832,544	1,634,950
Mountain Hawk III CLO Ltd (Cayman) 1.423% (USD LIBOR + 1.200%) due 04/18/25 § ~	214,342	214,635
Mountain View CLO Ltd (Cayman) 1.041% (USD LIBOR + 0.800%) due 10/15/26 § ~	1,575,905	1,575,326
Nassau CLO Ltd (Cayman) 2.374% (USD LIBOR + 2.150%) due 07/20/29 § ~	5,500,000	5,522,031
Option One Mortgage Loan Trust
0.249% (USD LIBOR + 0.140%) due 02/25/37 §	5,367,040	4,125,689
0.329% (USD LIBOR + 0.220%) due 02/25/37 §	14,076,641	9,009,667
Palmer Square Loan Funding Ltd (Cayman) 1.924% (USD LIBOR + 1.700%) due 07/20/28 § ~	7,840,430	7,859,443
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.934% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,672,214
RAAC Trust 0.759% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,834,132
RASC Trust
0.269% (USD LIBOR + 0.160%) due 11/25/36 §	228,102	237,993
0.724% (USD LIBOR + 0.410%) due 01/25/36 §	525,321	525,398
Renaissance Home Equity Loan Trust 0.989% (USD LIBOR + 0.880%) due 08/25/33 §	161,961	159,397
Santander Drive Auto Receivables Trust
0.620% due 05/15/23	1,736,058	1,737,131
0.670% due 04/15/24	1,200,000	1,203,035
Saxon Asset Securities Trust 0.769% (USD LIBOR + 0.660%) due 10/25/35 §	3,972,246	3,927,622
Securitized Asset-Backed Receivables LLC Trust 0.769% (USD LIBOR + 0.660%) due 08/25/35 §	4,812,305	3,937,722
SLM Student Loan Trust 0.734% (USD LIBOR + 0.550%) due 12/15/25 § ~	1,993,383	1,993,791

	Principal Amount	Value
Sound Point CLO XVI Ltd (Cayman) 1.182% (USD LIBOR + 0.980%) due 07/25/30 § ~	$7,400,000	$7,400,000
Soundview Home Loan Trust 0.219% (USD LIBOR + 0.110%) due 02/25/37 §	1,538,149	573,956
SP-STATIC CLO 1 Ltd (Cayman) 1.622% (USD LIBOR + 1.400%) due 07/22/28 § ~	8,919,046	8,936,884
Structured Asset Investment Loan Trust 0.729% (USD LIBOR + 0.620%) due 01/25/36 §	6,348,093	6,146,686
Structured Asset Securities Corp Mortgage Loan Trust
0.279% (USD LIBOR + 0.170%) due 12/25/36 §	380,816	374,558
0.379% (USD LIBOR + 0.270%) due 03/25/36 §	1,810,725	1,722,584
STWD Ltd (Cayman) 1.186% (USD LIBOR + 1.080%) due 07/15/38 § ~	8,700,000	8,698,701
Telos CLO Ltd (Cayman) 1.493% (USD LIBOR + 1.270%) due 01/17/27 § ~	1,210,430	1,210,430
Terwin Mortgage Trust 0.529% (USD LIBOR + 0.420%) due 04/25/37 § ~	379,524	373,292
TICP CLO I Ltd (Cayman) 1.024% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,214,154	1,215,978
Tralee CLO V Ltd (Cayman) 1.334% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,268,329	7,270,142
TRTX Issuer Ltd (Cayman) 1.258% (USD LIBOR + 1.150%) due 10/15/34 § ~	8,500,000	8,499,575
United States Small Business Administration 6.120% due 09/01/21	9,338	9,449
Venture XX CLO Ltd (Cayman) 1.061% (USD LIBOR + 0.820%) due 04/15/27 § ~	2,746,607	2,746,623
Wellfleet CLO Ltd (Cayman) 1.074% (USD LIBOR + 0.890%) due 04/20/29 § ~	7,300,000	7,298,871
Zais CLO 1 Ltd (Cayman) 1.391% (USD LIBOR + 1.150%) due 04/15/28 § ~	4,952,085	4,958,626

Total Asset-Backed Securities (Cost $358,794,797)		368,818,529

U.S. GOVERNMENT AGENCY ISSUE - 1.2%

Freddie Mac 0.680% due 08/06/25	35,600,000	35,452,716

Total U.S. Government Agency Issue (Cost $35,600,000)		35,452,716

U.S. TREASURY OBLIGATIONS - 14.3%

U.S. Treasury Bonds - 12.7%

1.250% due 05/15/50	16,700,000	12,607,848
1.375% due 11/15/40	35,050,000	29,825,359
1.375% due 08/15/50	6,900,000	5,386,313
1.625% due 11/15/50	35,700,000	29,759,297
1.875% due 02/15/41	8,700,000	8,103,234
2.000% due 02/15/50	2,900,000	2,653,104
2.500% due 02/15/45	1,300,000	1,327,676
2.750% due 08/15/42	26,200,000	28,116,387
2.875% due 05/15/43	27,500,000	30,095,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value
2.875% due 08/15/45		$30,100,000	$32,878,371
3.125% due 02/15/42		8,000,000	9,121,875
3.125% due 08/15/44		35,400,000	40,299,305
3.375% due 05/15/44		26,300,000	31,145,980
3.625% due 02/15/44		13,500,000	16,602,363
3.750% due 11/15/43		20,900,000	26,150,309
4.250% due 05/15/39		4,900,000	6,440,916
4.375% due 11/15/39		20,700,000	27,681,398
4.500% due 08/15/39		7,700,000	10,432,748
4.625% due 02/15/40		5,500,000	7,588,281

			356,216,076

U.S. Treasury Notes - 1.6%

1.750% due 06/30/24 ‡		7,400,000	7,717,246
2.250% due 01/31/24 ‡		6,700,000	7,066,799
2.250% due 08/15/27		20,000	21,203
2.500% due 05/15/24 ‡		26,900,000	28,677,396
2.625% due 02/15/29		400,000	432,758

			43,915,402

Total U.S. Treasury Obligations (Cost $392,681,314)			400,131,478

FOREIGN GOVERNMENT BONDS & NOTES - 5.5%

Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~		6,200,000	6,657,820
Brazil Letras do Tesouro Nacional (Brazil) 0.000% due 10/01/21	BRL	174,300,000	30,353,144
Chile Government (Chile) 1.250% due 01/22/51	EUR	5,000,000	5,313,895
Hydro-Quebec (Canada) 8.625% due 06/15/29		$1,000,000	1,477,474
Israel Government International (Israel) 3.875% due 07/03/50		5,400,000	5,950,903
Japan Finance Organization for Municipalities (Japan)
2.125% due 04/13/21 ~		2,000,000	2,000,854
3.375% due 09/27/23 ~		3,200,000	3,420,053
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~		6,000,000	6,136,320
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN	35,300,000	10,715,784
6.350% due 08/12/28 ~		26,000,000	8,112,658
6.950% due 08/12/31 ~		4,000,000	1,239,413
8.200% due 08/12/26 ~		14,800,000	5,171,228
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD	11,300,000	9,298,335
4.000% due 06/02/21		16,300,000	13,057,510
Province of Quebec Canada (Canada)
2.750% due 08/25/21		$3,600,000	3,636,553
3.500% due 12/01/22	CAD	1,900,000	1,592,692
4.250% due 12/01/21		7,500,000	6,129,625
Qatar Government (Qatar)
3.875% due 04/23/23 ~		$200,000	213,432
4.000% due 03/14/29 ~		7,100,000	8,077,457
4.500% due 01/20/22 ~		3,600,000	3,720,816
4.500% due 04/23/28 ~		4,400,000	5,140,102
Saudi Government (Saudi Arabia) 2.375% due 10/26/21 ~		6,600,000	6,673,260
State of Israel (Israel) 3.800% due 05/13/60 ~		6,200,000	6,661,125
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~		3,000,000	3,005,760

Total Foreign Government Bonds & Notes (Cost $159,095,541)			153,756,213

	Principal Amount		Value
MUNICIPAL BONDS - 0.1%
City of Chicago IL ‘B’
5.630% due 01/01/22		$830,000	$850,575
7.750% due 01/01/42		952,000	1,056,073

Total Municipal Bonds (Cost $1,758,830)			1,906,648

SHORT-TERM INVESTMENTS - 14.1%

Foreign Government Issue - 0.0%

Letras del Tesoro en Pesos Badlar (Argentina) 87.626% (ARS Deposit + 3.000%) due 09/13/21 ^ Ω	ARS	3,745,000	30,168

Repurchase Agreements - 9.2%

Bank of America Securities, Inc. 0.010% due 04/05/21 (Dated 03/31/21, repurchase price of $77,100,086; collateralized by U.S. Treasury Notes: 1.625% due 12/15/22 and value $78,304,047)		$77,100,000	77,100,000
Bank of America Securities, Inc. 0.030% due 04/05/21 (Dated 03/31/21, repurchase price of $100,000,833; collateralized by U.S. Treasury Bonds: 4.625% due 02/15/40 and value $100,747,682)		100,000,000	100,000,000
Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $9,220,313; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $9,404,771)		9,220,313	9,220,313
J.P. Morgan Securities LLC 0.020% due 04/01/21 (Dated 03/31/21, repurchase price of $71,800,040; collateralized by U.S. Treasury Inflation Index Notes: 0.125% due 10/15/25 and value $73,242,600)		71,800,000	71,800,000

			258,120,313

U.S. Government Agency Issues - 0.9%

Federal Agricultural Mortgage Corp Discount Notes 0.020% due 07/27/21		20,000,000	19,998,700
Federal Home Loan Bank 0.020% due 06/25/21		4,700,000	4,699,889

			24,698,589

U.S. Treasury Bills - 4.0%

0.015% due 06/24/21		7,500,000	7,499,869
0.025% due 09/16/21		25,900,000	25,897,280
0.046% due 06/10/21 ‡		2,200,000	2,199,947
0.047% due 07/20/21 ‡		53,400,000	53,397,879
0.055% due 08/19/21 ‡		15,280,000	15,279,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.064% due 05/20/21 ‡	$7,700,000	$7,699,895

		111,973,870

Total Short-Term Investments (Cost $394,811,386)		394,822,940

TOTAL INVESTMENTS – 119.2% (Cost $3,291,857,431)		3,343,316,145

TOTAL SECURITIES SOLD SHORT - (3.0%) (Proceeds $84,937,891)		(84,765,625)

DERIVATIVES - 0.4%		11,014,686

OTHER ASSETS & LIABILITIES, NET - (16.6%)		(464,850,965)

NET ASSETS - 100.0%		$2,804,714,241

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $3,414,076 or 0.1% of the Fund’s net assets were in default as of March 31, 2021.

(b)

An investment with a value of $30,168 or 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2021 was $112,679,167 at a weighted average interest rate of 0.056%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2021 was $40,679,062 at a weighted average interest rate of 0.179%.

(d)	Securities sold short outstanding as of March 31, 2021 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (3.0%)

Fannie Mae
2.000% due 05/13/51	($28,000,000)	($27,898,282)
4.000% due 04/14/51	(53,000,000)	(56,867,343)

Total Securities Sold Short (Proceeds $84,937,891)		($84,765,625)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(e)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	06/21	2,210	$296,612,308	$289,371,875	($7,240,433)
U.S. Treasury Ultra Long Bonds	06/21	62	11,897,741	11,235,563	(662,178)

					(7,902,611)

Short Futures Outstanding
Euro-Buxl	06/21	63	15,088,669	15,222,256	(133,587)
U.S. Treasury 5-Year Notes	06/21	901	112,539,327	111,181,993	1,357,334
U.S. Treasury 30-Year Bonds	06/21	112	17,763,287	17,314,500	448,787

					1,672,534

Total Futures Contracts					($6,230,077)

(f)	Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	86,300,000	USD	15,147,526	04/21	BNP	$184,747	$-
BRL	96,538,620	USD	17,596,307	04/21	BOA	-	(445,015)
BRL	267,600,000	USD	47,801,933	04/21	GSC	-	(259,449)
BRL	171,200,000	USD	30,873,057	04/21	JPM	-	(457,237)
BRL	181,300,000	USD	31,822,091	04/21	JPM	388,119	-
BRL	96,538,620	USD	17,428,732	05/21	BOA	-	(307,013)
CAD	38,981,772	USD	31,015,453	04/21	TDB	4,266	-
CLP	7,233,081,400	USD	10,031,317	06/21	MSC	13,068	-
GBP	737,000	USD	1,043,961	05/21	CIT	-	(27,802)
GBP	1,897,000	USD	2,673,155	05/21	HSB	-	(57,616)
GBP	729,000	USD	1,015,456	05/21	JPM	-	(10,328)
JPY	157,700,000	USD	1,479,678	05/21	BNP	-	(54,829)
MXN	265,435,000	USD	12,622,091	09/21	HSB	147,615	-
RUB	592,618	USD	7,890	04/21	GSC	-	(68)
RUB	305,382	USD	4,124	04/21	UBS	-	(94)
RUB	340,896	USD	4,557	05/21	BOA	-	(73)
RUB	182,064	USD	2,444	05/21	GSC	-	(49)
RUB	187,208	USD	2,509	05/21	HSB	-	(46)
RUB	187,483	USD	2,511	05/21	UBS	-	(44)
RUB	898,000	USD	12,141	06/21	UBS	-	(376)
USD	15,669,826	BRL	86,300,000	04/21	BNP	337,553	-
USD	34,901,887	BRL	193,077,241	04/21	BOA	599,304	-
USD	46,969,617	BRL	267,600,000	04/21	GSC	-	(572,866)
USD	65,366,043	BRL	352,500,000	04/21	JPM	2,740,013	-
USD	30,992,899	BRL	174,300,000	10/21	JPM	529,858	-
USD	30,793,956	CAD	38,981,772	04/21	TDB	-	(225,763)
USD	31,016,790	CAD	38,981,772	05/21	TDB	-	(4,348)
USD	72,460,675	EUR	59,956,000	05/21	HSB	2,090,231	-
USD	8,236,519	EUR	6,895,000	05/21	JPM	143,848	-
USD	127,314,252	GBP	91,597,000	05/21	CIT	1,022,416	-
USD	2,803,850	GBP	2,012,000	05/21	JPM	29,751	-
USD	1,138,390	JPY	120,468,982	05/21	SGN	49,930	-
USD	2,860,539	PEN	10,519,346	05/21	HSB	50,612	-
USD	5,553,000	PEN	20,411,589	06/21	CIT	102,239	-
USD	630,000	PEN	2,326,905	06/21	HSB	8,613	-
USD	1,447,000	PEN	5,343,771	06/21	SCB	19,976	-
USD	4,311,576	PEN	15,649,729	07/21	CIT	132,792	-
USD	10,761,245	PEN	39,142,801	08/21	CIT	311,067	-
USD	581,000	PEN	2,155,408	09/21	CIT	5,711	-

Total Forward Foreign Currency Contracts						$8,911,729	($2,423,016)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(g)	Premiums received and value of written options outstanding as of March 31, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 6.00	06/04/21	BOA	$8,000,000	$119,120	($102,248)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 04/14/51	$101.88	04/07/21	JPM	$2,900,000	$6,570	($5)
Call - Fannie Mae 2.000% due 04/14/51	102.08	04/07/21	JPM	4,000,000	9,375	(2)
Call - Fannie Mae 2.000% due 06/14/51	100.53	06/07/21	JPM	7,000,000	36,094	(30,088)

					52,039	(30,095)

Put - Fannie Mae 2.000% due 04/14/51	99.88	04/07/21	JPM	2,900,000	9,969	(11,009)
Put - Fannie Mae 2.000% due 04/14/51	100.08	04/07/21	JPM	7,000,000	21,875	(34,240)
Put - Fannie Mae 2.000% due 05/13/51	100.75	05/06/21	JPM	13,000,000	91,406	(177,802)
Put - Fannie Mae 2.500% due 05/13/51	102.12	05/06/21	GSC	9,000,000	40,430	(46,571)
Put - Fannie Mae 2.000% due 06/14/51	98.53	06/07/21	JPM	7,000,000	43,750	(55,378)
Put - Fannie Mae 2.500% due 06/14/51	101.17	06/07/21	GSC	9,000,000	53,437	(52,336)

					260,867	(377,336)

Total Options on Securities					$312,906	($407,431)

Total Written Options					$432,026	($509,679)

(h)	Swap agreements outstanding as of March 31, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.168%	EUR 6,100,000	$45,874	$29,787	$16,087
South Africa Government	Q	1.000%	06/20/24	GSC	1.631%	$4,600,000	(90,582)	(121,248)	30,666

							(44,708)	(91,461)	46,753

				Exchange
The Boeing Co	Q	1.000%	12/20/21	ICE	0.393%	7,400,000	34,860	10,243	24,617
General Electric Co	Q	1.000%	12/20/23	ICE	0.463%	2,900,000	43,261	(71,526)	114,787
General Electric Co	Q	1.000%	06/20/24	ICE	0.511%	3,950,000	63,077	(50,855)	113,932
General Electric Co	Q	1.000%	12/20/24	ICE	0.611%	2,200,000	32,203	(25,562)	57,765
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	2.535%	EUR 7,700,000	(549,837)	(988,722)	438,885

							(376,436)	(1,126,422)	749,986

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($421,144)	($1,217,883)	$796,739

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$7,700,000	($708,171)	($560,195)	($147,976)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY34 5Y	Q	1.000%	12/20/25	ICE	EUR 59,100,000	$1,854,487	$1,415,201	$439,286
CDX iTraxx Main HY34 5Y	Q	5.000%	12/20/25	ICE	17,463,882	2,532,954	2,304,428	228,526
CDX iTraxx Main HY35 5Y	Q	5.000%	06/20/26	ICE	27,500,000	3,871,271	3,573,196	298,075

						$8,258,712	$7,292,825	$965,887

Total Credit Default Swaps						$7,129,397	$5,514,747	$1,614,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.350%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	BRL 711,500,000	($830,192)	$41,073	($871,265)
3.700%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	660,000,000	(595,212)	(22,499)	(572,713)
2.800%	3-Month USD-LIBOR	Q/Q	CME	08/22/23	$106,300,000	6,517,851	(287,866)	6,805,717
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY29,700,000,000	996,324	729,979	266,345
1.235%	3-Month CAD-CDOR	S/Q	LCH	03/04/25	CAD 13,300,000	22,409	11,499	10,910
(0.092%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	JPY 470,000,000	(26,449)	-	(26,449)
(0.095%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	950,000,000	(54,880)	-	(54,880)
(0.062%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	1,260,000,000	(52,545)	(442)	(52,103)
(0.068%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	790,000,000	(35,287)	-	(35,287)
(0.063%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(20,133)	-	(20,133)
(0.064%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(20,371)	-	(20,371)
(0.087%)	6-Month JPY-LIBOR	S/S	LCH	09/20/26	238,000,000	(12,851)	-	(12,851)
(0.097%)	6-Month JPY-LIBOR	S/S	LCH	09/24/26	580,000,000	(34,508)	627	(35,135)
0.036%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(202,722)	-	(202,722)
0.040%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(200,173)	-	(200,173)
0.122%	6-Month JPY-LIBOR	S/S	LCH	08/22/39	2,620,000,000	(1,167,443)	329,143	(1,496,586)
0.103%	6-Month JPY-LIBOR	S/S	LCH	08/28/39	630,000,000	(301,107)	-	(301,107)
0.430%	6-Month JPY-LIBOR	S/S	LCH	03/19/41	516,000,000	2,356	-	2,356
0.410%	6-Month JPY-LIBOR	S/S	LCH	03/25/41	89,000,000	(2,879)	-	(2,879)

						$3,982,188	$801,514	$3,180,674

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 3,850,000,000	($505,452)	($179,033)	($326,419)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	6,760,000,000	(887,495)	(713,678)	(173,817)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	200,000,000	(30,252)	9,501	(39,753)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(114,063)	(335)	(113,728)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(325,637)	(75,295)	(250,342)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	2,497,000,000	(1,471,632)	26,783	(1,498,415)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(153,687)	-	(153,687)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(343,018)	36,421	(379,439)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(207,684)	960	(208,644)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	2,052,800,000	(1,241,707)	(956,695)	(285,012)
0.538%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	860,000,000	61,995	(9,814)	71,809
0.556%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	453,000,000	11,081	(1,430)	12,511
0.520%	6-Month JPY-LIBOR	S/S	LCH	03/16/51	158,000,000	18,544	-	18,544
0.350%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	369,000,000	204,838	202,406	2,432
0.557%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	1,438,000,000	33,018	-	33,018
0.565%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	289,000,000	629	-	629
0.570%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	354,000,000	(4,095)	-	(4,095)
0.500%	12-Month GBP-SONIA	A/A	LCH	06/16/51	GBP 41,500,000	7,185,267	(2,521,809)	9,707,076
0.750%	12-Month GBP-SONIA	A/A	LCH	09/15/51	2,400,000	206,300	148,563	57,737

						$2,436,950	($4,033,455)	$6,470,405

Total Interest Rate Swaps						$6,419,138	($3,231,941)	$9,651,079

Total Swap Agreements						$13,548,535	$2,282,806	$11,265,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$30,607,246	$-	$-	$30,607,246
	Corporate Bonds & Notes	1,036,406,264	-	1,036,406,264	-
	Senior Loan Notes	4,633,869	-	4,633,869	-
	Mortgage-Backed Securities	916,780,242	-	916,780,242	-
	Asset-Backed Securities	368,818,529	-	368,818,529	-
	U.S. Government Agency Issue	35,452,716	-	35,452,716	-
	U.S. Treasury Obligations	400,131,478	-	400,131,478	-
	Foreign Government Bonds & Notes	153,756,213	-	153,756,213	-
	Municipal Bonds	1,906,648	-	1,906,648	-
	Short-Term Investments	394,822,940	-	394,822,940	-
	Derivatives:
	Credit Contracts
	Swaps	1,762,626	-	1,762,626	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,911,729	-	8,911,729	-
	Interest Rate Contracts
	Futures	1,806,121	1,806,121	-	-
	Swaps	16,989,084		16,989,084

	Total Interest Rate Contracts	18,795,205	1,806,121	16,989,084	-

	Total Asset - Derivatives	29,469,560	1,806,121	27,663,439	-

	Total Assets	3,372,785,705	1,806,121	3,340,372,338	30,607,246

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(84,765,625)	-	(84,765,625)	-
	Derivatives:
	Credit Contracts
	Swaps	(147,976)	-	(147,976)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,423,016)	-	(2,423,016)	-
	Written Options	(102,248)	-	(102,248)	-

	Total Foreign Currency Contracts	(2,525,264)	-	(2,525,264)	-

	Interest Rate Contracts
	Futures	(8,036,198)	(8,036,198)	-	-
	Written Options	(407,431)	-	(407,431)	-
	Swaps	(7,338,005)	-	(7,338,005)	-

	Total Interest Rate Contracts	(15,781,634)	(8,036,198)	(7,745,436)	-

	Total Liabilities - Derivatives	(18,454,874)	(8,036,198)	(10,418,676)	-

	Total Liabilities	(103,220,499)	(8,036,198)	(95,184,301)	-

	Total	$3,269,565,206	($6,230,077)	$3,245,188,037	$30,607,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2021:

Preferred Stocks
Value, Beginning of Period	$30,829,634
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(222,388)
Transfers In	-
Transfers Out	-

Value, End of Period	$30,607,246

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($222,388)

Additional information about Level 3 fair value measurements as of March 31, 2021 was as follows:

	Value at 03/31/21	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$30,607,246	Recent Transaction	Purchase Price	27.05	N/A

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.5%

Basic Materials - 1.0%

LG Chem Ltd (South Korea) 3.250% due 10/15/24 ~	$3,000,000	$3,250,710
LYB International Finance III LLC 1.250% due 10/01/25	1,675,000	1,655,294
Newmont Corp 3.625% due 06/09/21	4,600,000	4,601,634
Nucor Corp 2.000% due 06/01/25	670,000	688,024
POSCO (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,132,570
2.375% due 01/17/23 ~	1,055,000	1,083,293
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,117,071

		14,528,596

Communications - 3.7%

Baidu Inc (China)
2.875% due 07/06/22	1,675,000	1,716,783
3.500% due 11/28/22	1,430,000	1,492,711
Booking Holdings Inc 4.100% due 04/13/25	1,565,000	1,745,444
Charter Communications Operating LLC
4.464% due 07/23/22	9,047,000	9,437,712
4.908% due 07/23/25	4,394,000	4,984,023
Comcast Corp
3.100% due 04/01/25	555,000	599,948
3.700% due 04/15/24	1,935,000	2,113,863
3.950% due 10/15/25	250,000	279,398
Cox Communications Inc
2.950% due 06/30/23 ~	1,120,000	1,171,381
3.150% due 08/15/24 ~	3,820,000	4,081,262
Expedia Group Inc 3.600% due 12/15/23 ~	2,535,000	2,699,488
Fox Corp 3.666% due 01/25/22	1,880,000	1,929,866
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,108,242
NTT Finance Corp (Japan)
0.373% due 03/03/23 ~	2,585,000	2,584,492
0.583% due 03/01/24 ~	1,065,000	1,061,488
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	710,000	780,297
T-Mobile USA Inc
2.250% due 02/15/26	1,895,000	1,910,994
3.500% due 04/15/25 ~	1,905,000	2,057,171
Verizon Communications Inc
0.750% due 03/22/24	1,580,000	1,582,197
0.850% due 11/20/25	3,120,000	3,055,376
1.450% due 03/20/26	2,550,000	2,551,423
5.150% due 09/15/23	1,350,000	1,497,992
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	565,000	589,386

		55,030,937

Consumer, Cyclical - 5.1%

7-Eleven Inc 0.625% due 02/10/23 ~	795,000	795,618
0.645% (USD LIBOR + 0.450%) due 08/10/22 § ~	720,000	720,776
0.800% due 02/10/24 ~	1,285,000	1,281,293
American Airlines Pass-Through Trust ‘B’ 3.700% due 10/15/27	1,225,465	1,128,663

	Principal Amount	Value
AutoZone Inc 3.625% due 04/15/25	$920,000	$1,002,813
BMW US Capital LLC (Germany)
0.698% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,983,457
1.850% due 09/15/21 ~	2,450,000	2,464,563
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	3,105,000	3,174,962
Ford Motor Credit Co LLC
3.470% due 04/05/21	750,000	750,000
3.813% due 10/12/21	905,000	916,303
5.875% due 08/02/21	525,000	532,718
General Motors Co
4.875% due 10/02/23	1,265,000	1,386,012
5.400% due 10/02/23	2,160,000	2,346,755
General Motors Financial Co Inc
2.900% due 02/26/25	3,270,000	3,431,651
3.200% due 07/06/21	1,345,000	1,350,886
4.200% due 11/06/21	2,435,000	2,487,862
Harley-Davidson Financial Services Inc
2.550% due 06/09/22 ~	685,000	696,907
3.550% due 05/21/21 ~	500,000	502,020
4.050% due 02/04/22 ~	2,675,000	2,751,328
Hasbro Inc
2.600% due 11/19/22	1,550,000	1,599,277
3.000% due 11/19/24	2,085,000	2,221,359
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,557,450
1.150% due 11/10/22 ~	1,760,000	1,770,256
2.375% due 02/10/23 ~	3,340,000	3,430,683
2.450% due 06/15/21 ~	1,350,000	1,355,295
2.850% due 11/01/22 ~	893,000	921,383
3.000% due 06/20/22 ~	1,950,000	2,002,560
3.950% due 02/01/22 ~	955,000	980,605
Marriott International Inc
2.300% due 01/15/22	200,000	202,105
3.125% due 02/15/23	685,000	705,507
3.600% due 04/15/24	1,447,000	1,540,321
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,726,616
3.650% due 09/21/21 ~	1,365,000	1,383,137
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	2,335,000	2,444,348
Nordstrom Inc due 04/08/24 # ~	320,000	320,596
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,825,716
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,428,001
QVC Inc 4.375% due 03/15/23	2,795,000	2,934,750
Ralph Lauren Corp 1.700% due 06/15/22	430,000	436,898
Ross Stores Inc 4.600% due 04/15/25	4,315,000	4,845,526
Starbucks Corp 1.300% due 05/07/22	805,000	813,471
The TJX Cos Inc 3.500% due 04/15/25	1,450,000	1,582,152
United Airlines Pass-Through Trust ‘B’ 3.500% due 05/01/28	716,990	699,399
Volkswagen Group of America Finance LLC (Germany)
0.750% due 11/23/22 ~	1,475,000	1,479,566
0.875% due 11/22/23 ~	1,415,000	1,421,408
2.500% due 09/24/21 ~	510,000	515,615
2.700% due 09/26/22 ~	1,190,000	1,229,195
2.900% due 05/13/22 ~	735,000	754,657
3.125% due 05/12/23 ~	680,000	714,854

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Walgreen Co 3.100% due 09/15/22	$755,000	$782,790

		75,330,083

Consumer, Non-Cyclical - 8.2%

AbbVie Inc
2.300% due 05/14/21	1,730,000	1,730,809
2.600% due 11/21/24	7,590,000	8,017,593
2.900% due 11/06/22	3,195,000	3,314,341
3.200% due 11/06/22	260,000	269,853
3.250% due 10/01/22	330,000	341,432
3.450% due 03/15/22	1,100,000	1,125,523
AmerisourceBergen Corp 0.737% due 03/15/23	1,960,000	1,961,956
Anthem Inc 2.375% due 01/15/25	780,000	815,629
Archer-Daniels-Midland Co 2.750% due 03/27/25	545,000	579,304
AstraZeneca PLC (United Kingdom) 3.500% due 08/17/23	770,000	821,216
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	2,095,000	2,075,062
Baxalta Inc 3.600% due 06/23/22	675,000	697,165
Bayer US Finance II LLC (Germany)
0.831% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,036,570
3.500% due 06/25/21 ~	2,880,000	2,892,736
3.875% due 12/15/23 ~	3,750,000	4,044,899
Becton Dickinson & Co 2.894% due 06/06/22	6,094,000	6,252,945
3.363% due 06/06/24	2,385,000	2,563,127
3.734% due 12/15/24	675,000	737,680
Bristol-Myers Squibb Co
2.600% due 05/16/22	860,000	882,231
2.750% due 02/15/23	1,320,000	1,377,241
2.900% due 07/26/24	1,136,000	1,214,520
3.250% due 02/20/23	375,000	393,704
3.550% due 08/15/22	810,000	844,755
Bunge Ltd Finance Corp
3.000% due 09/25/22	4,810,000	4,961,073
4.350% due 03/15/24	235,000	257,693
Cardinal Health Inc
2.616% due 06/15/22	210,000	215,011
3.079% due 06/15/24	1,285,000	1,366,642
3.200% due 03/15/23	1,530,000	1,607,388
3.500% due 11/15/24	2,100,000	2,277,865
Cargill Inc 1.375% due 07/23/23 ~	1,175,000	1,199,549
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	3,737,000	3,722,569
Cigna Corp
0.613% due 03/15/24	745,000	742,167
3.000% due 07/15/23	1,245,000	1,309,751
3.750% due 07/15/23	706,000	755,271
CVS Health Corp
2.625% due 08/15/24	615,000	649,262
3.700% due 03/09/23	705,000	748,395
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,312,910
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	816,359
Equifax Inc
2.300% due 06/01/21	1,025,000	1,026,429
3.600% due 08/15/21	195,000	197,279
Gilead Sciences Inc 0.750% due 09/29/23	4,920,000	4,926,191
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,492,771

	Principal Amount	Value
Health Care Service Corp A Mutual Legal Reserve Co 1.500% due 06/01/25 ~	$3,045,000	$3,070,526
HPHT Finance 17 Ltd (Hong Kong) 2.750% due 09/11/22 ~	3,735,000	3,829,215
Humana Inc
2.900% due 12/15/22	340,000	352,425
3.150% due 12/01/22	800,000	829,412
3.850% due 10/01/24	1,195,000	1,306,214
4.500% due 04/01/25	2,015,000	2,264,928
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	1,630,000	1,723,908
3.500% due 02/11/23 ~	2,895,000	3,013,208
3.750% due 07/21/22 ~	5,595,000	5,781,967
Moody’s Corp 3.750% due 03/24/25	2,185,000	2,387,749
PayPal Holdings Inc 1.350% due 06/01/23	3,060,000	3,115,761
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	454,360
Perrigo Co PLC 4.000% due 11/15/23	1,355,000	1,431,979
Perrigo Finance Unlimited Co 3.900% due 12/15/24	5,705,000	6,072,834
Philip Morris International Inc 1.125% due 05/01/23	1,875,000	1,902,972
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	2,900,000	3,144,242
Royalty Pharma PLC 0.750% due 09/02/23 ~	1,865,000	1,864,257
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	2,355,000	2,475,647
Stryker Corp 0.600% due 12/01/23	775,000	775,579
Thermo Fisher Scientific Inc 4.133% due 03/25/25	725,000	805,658

		121,177,707

Diversified - 0.1%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,289,902

Energy - 7.1%

Aker BP ASA (Norway)
3.000% due 01/15/25 ~	1,725,000	1,787,500
4.750% due 06/15/24 ~	2,350,000	2,411,474
BP Capital Markets America Inc 2.937% due 04/06/23	1,325,000	1,392,258
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	2,725,000	2,758,257
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	4,173,000	4,270,184
3.800% due 09/15/23	1,200,000	1,269,042
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	3,199,025
7.000% due 06/30/24	4,035,000	4,647,324
Chevron Corp 1.141% due 05/11/23	1,785,000	1,816,551
Diamondback Energy Inc
2.875% due 12/01/24	4,735,000	4,997,495
4.750% due 05/31/25	2,280,000	2,550,236
Enbridge Inc (Canada) 0.413% (SOFR + 0.400%) due 02/17/23 §	815,000	816,470
Energy Transfer Operating LP
2.900% due 05/15/25	440,000	458,307
3.600% due 02/01/23	675,000	703,112
4.200% due 09/15/23	510,000	546,642

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.250% due 03/15/23	$2,395,000	$2,529,654
4.900% due 02/01/24	485,000	529,715
5.875% due 01/15/24	4,465,000	4,973,280
Eni SPA (Italy) 4.000% due 09/12/23 ~	1,835,000	1,973,723
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,164,609
EOG Resources Inc 2.625% due 03/15/23	520,000	540,074
EQT Corp 3.000% due 10/01/22	3,940,000	4,012,496
Exxon Mobil Corp
1.571% due 04/15/23	3,465,000	3,551,347
1.902% due 08/16/22	645,000	659,560
2.992% due 03/19/25	3,865,000	4,144,713
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	463,414
2.600% due 10/15/25 ~	910,000	924,413
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	270,542
Marathon Oil Corp 2.800% due 11/01/22	1,196,000	1,227,070
MPLX LP 1.285% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,550,824
Occidental Petroleum Corp 2.600% due 08/13/21	1,795,000	1,802,853
Pioneer Natural Resources Co 0.750% due 01/15/24	1,455,000	1,450,663
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	3,300,000	3,429,557
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	3,385,000	3,672,689
6.250% due 03/15/22	5,211,000	5,413,032
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,501,029
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	680,000	681,153
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	3,040,000	3,280,938
4.000% due 12/21/25 ~	750,000	830,375
Suncor Energy Inc (Canada) 2.800% due 05/15/23	1,555,000	1,625,166
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	200,000	207,721
4.250% due 04/01/24	135,000	146,312
The Williams Cos Inc
3.350% due 08/15/22	875,000	900,551
3.700% due 01/15/23	3,835,000	4,012,293
4.300% due 03/04/24	565,000	615,335
Valero Energy Corp
1.200% due 03/15/24	1,680,000	1,686,278
2.700% due 04/15/23	3,565,000	3,702,666
3.650% due 03/15/25	480,000	515,493
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,239,870

		104,853,285

Financial - 17.0%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	2,875,000	2,942,203
4.125% due 07/03/23	702,000	745,039
4.450% due 12/16/21	2,895,000	2,962,040
4.500% due 09/15/23	2,095,000	2,254,419
4.875% due 01/16/24	1,505,000	1,638,494
AIA Group Ltd (Hong Kong) 0.707% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,057,981
Air Lease Corp
2.250% due 01/15/23	1,480,000	1,519,793

	Principal Amount	Value
3.500% due 01/15/22	$900,000	$920,436
American Express Co 3.700% due 08/03/23	170,000	182,036
American International Group Inc
2.500% due 06/30/25	2,865,000	3,007,797
4.875% due 06/01/22	1,420,000	1,491,446
Aon Corp 2.200% due 11/15/22	715,000	734,510
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	1,635,000	1,564,615
2.875% due 02/15/25 ~	1,700,000	1,695,577
3.625% due 05/01/22 ~	2,800,000	2,855,860
3.950% due 07/01/24 ~	560,000	585,859
5.125% due 10/01/23 ~	1,890,000	2,016,382
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,213,751
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,054,662
Banco Santander Mexico SA Institucion de Banca (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,659,670
5.375% due 04/17/25 ~	155,000	174,318
Bank of America Corp
0.851% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,978,605
1.384% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,117,431
2.503% due 10/21/22	2,000,000	2,023,825
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,961,264
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	2,045,000	2,039,905
2.125% due 11/21/22 ~	2,480,000	2,549,460
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,245,000	1,262,397
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,838,750
BPCE SA (France)
1.402% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	824,166
5.700% due 10/22/23 ~	4,205,000	4,701,261
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	2,750,000	2,907,898
Capital One Financial Corp
3.200% due 01/30/23	1,335,000	1,398,298
3.500% due 06/15/23	965,000	1,027,094
3.900% due 01/29/24	1,290,000	1,395,449
CC Holdings GS V LLC REIT 3.849% due 04/15/23	5,825,000	6,203,916
Citibank NA 2.844% due 05/20/22	2,610,000	2,618,346
Citigroup Inc
2.312% due 11/04/22	2,255,000	2,279,261
2.900% due 12/08/21	4,145,000	4,211,545
3.106% due 04/08/26	1,845,000	1,970,960
Citizens Bank NA
2.550% due 05/13/21	1,035,000	1,035,489
2.650% due 05/26/22	1,300,000	1,331,099
3.250% due 02/14/22	2,345,000	2,399,051
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	3,375,000	3,554,960
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	665,000	679,367
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	1,930,000	1,909,026
1.000% due 05/05/23	3,030,000	3,047,450
2.800% due 04/08/22	2,420,000	2,471,222
Crown Castle International Corp 1.050% due 07/15/26	2,400,000	2,324,931
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	3,095,386
3.001% due 09/20/22 ~	3,275,000	3,308,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.000% due 01/12/22 ~	$1,835,000	$1,896,981
5.375% due 01/12/24 ~	255,000	284,533
Deutsche Bank AG (Germany)
3.375% due 05/12/21	225,000	225,648
4.250% due 10/14/21	2,995,000	3,051,023
Discover Bank 3.200% due 08/09/21	380,000	382,889
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,193,193
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,355,937
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	1,375,000	1,376,647
2.099% due 06/04/26	3,515,000	3,577,868
ING Groep NV (Netherlands) 1.343% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,989,402
JPMorgan Chase & Co 2.083% due 04/22/26	3,500,000	3,596,818
KeyBank NA 3.300% due 02/01/22	3,200,000	3,281,247
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	935,000	944,241
4.500% due 11/04/24	1,025,000	1,140,100
LSEGA Financing PLC (United Kingdom) due 04/06/24 # ~	2,875,000	2,867,809
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,815,000	1,983,837
Mitsubishi UFJ Financial Group Inc (Japan)
0.865% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	656,276
3.218% due 03/07/22	3,685,000	3,782,854
Morgan Stanley
0.529% due 01/25/24	1,745,000	1,742,288
0.560% due 11/10/23	2,595,000	2,596,453
2.750% due 05/19/22	2,005,000	2,059,589
Nasdaq Inc 0.445% due 12/21/22	1,680,000	1,681,239
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	2,275,000	2,347,340
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,177,692
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	2,970,000	3,080,796
New York Life Global Funding 1.100% due 05/05/23 ~	1,385,000	1,405,335
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,627,726
PNC Bank NA 2.950% due 01/30/23	1,305,000	1,361,174
QNB Finance Ltd (Qatar)
2.625% due 05/12/25 ~	1,280,000	1,328,268
3.500% due 03/28/24 ~	2,320,000	2,471,972
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	412,961
Santander UK PLC (United Kingdom) 2.100% due 01/13/23	1,727,000	1,775,719
SBA Tower Trust REIT
1.884% due 07/15/26 ~	725,000	734,744
2.836% due 01/15/25 ~	1,725,000	1,811,747
3.168% due 04/11/22 ~	2,360,000	2,366,320
3.448% due 03/15/23 ~	4,500,000	4,741,228
Simon Property Group LP REIT
2.000% due 09/13/24	899,000	931,011
3.375% due 10/01/24	1,850,000	1,990,130
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	349,769
Standard Chartered PLC (United Kingdom)
0.991% (UST + 0.780%) due 01/12/25 ~	900,000	895,582

	Principal Amount	Value
1.319% due 10/14/23 ~	$945,000	$952,182
1.374% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,469,765
2.744% due 09/10/22 ~	2,965,000	2,991,559
3.885% due 03/15/24 ~	395,000	417,367
3.950% due 01/11/23 ~	835,000	874,195
State Street Corp 2.825% due 03/30/23	625,000	640,426
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	2,540,000	2,538,705
1.300% due 06/02/23 ~	2,205,000	2,241,427
Synchrony Bank 3.000% due 06/15/22	705,000	724,233
Synchrony Financial
2.850% due 07/25/22	6,027,000	6,190,629
4.250% due 08/15/24	2,135,000	2,323,832
The Bank of Nova Scotia (Canada) 0.550% due 09/15/23	745,000	745,424
The Charles Schwab Corp 4.200% due 03/24/25	2,275,000	2,539,455
The Goldman Sachs Group Inc
0.673% due 03/08/24	2,605,000	2,603,950
1.325% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,081,777
3.500% due 04/01/25	2,170,000	2,351,868
5.750% due 01/24/22	2,010,000	2,097,845
The Western Union Co
2.850% due 01/10/25	2,440,000	2,559,517
3.600% due 03/15/22	2,815,000	2,885,649
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,056,281
Truist Bank
1.250% due 03/09/23	4,580,000	4,662,510
2.800% due 05/17/22	2,035,000	2,088,118
UBS AG (Switzerland) 1.750% due 04/21/22 ~	720,000	730,065
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,470,688
1.395% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,140,700
Wells Fargo & Co
1.654% due 06/02/24	1,780,000	1,818,927
2.188% due 04/30/26	1,575,000	1,626,475
3.500% due 03/08/22	216,000	222,511
4.125% due 08/15/23	765,000	828,067
Wells Fargo Bank NA 2.082% due 09/09/22	2,020,000	2,035,576

		252,129,344

Industrial - 3.0%

Amphenol Corp 2.050% due 03/01/25	1,580,000	1,631,618
Avnet Inc
3.750% due 12/01/21	1,520,000	1,546,904
4.875% due 12/01/22	670,000	711,589
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	487,760
Carrier Global Corp 2.242% due 02/15/25	3,225,000	3,341,135
CNH Industrial Capital LLC 3.875% due 10/15/21	3,305,000	3,361,862
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,141,600
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,246,543
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	3,060,000	3,054,538
FedEx Corp 3.800% due 05/15/25	1,070,000	1,177,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
GATX Corp 3.900% due 03/30/23	$440,000	$466,055
General Electric Co 3.450% due 05/15/24	905,000	972,468
Guangzhou Metro Investment Finance BVI Ltd (China) 1.507% due 09/17/25 ~	3,150,000	3,067,848
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/21 ~	3,180,000	3,211,406
Otis Worldwide Corp 2.056% due 04/05/25	1,870,000	1,927,251
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	1,467,000	1,494,273
3.650% due 07/29/21 ~	580,000	584,462
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,657,940
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	2,250,000	2,348,101
Siemens Financieringsmaatschappij (Germany)
0.400% due 03/11/23 ~	1,965,000	1,967,987
0.650% due 03/11/24 ~	1,535,000	1,535,051
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	501,744
3.550% due 04/15/24 ~	695,000	738,825
4.125% due 07/15/23 ~	311,000	331,250
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	2,730,000	2,750,257

		44,255,624

Technology - 2.9%

Analog Devices Inc 2.950% due 04/01/25	555,000	590,370
Apple Inc 2.400% due 05/03/23	1,340,000	1,400,324
Fidelity National Information Services Inc
0.375% due 03/01/23	2,555,000	2,547,563
0.600% due 03/01/24	1,225,000	1,218,431
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,536,326
Fortinet Inc 1.000% due 03/15/26	1,490,000	1,458,526
HCL America Inc (India) 1.375% due 03/10/26 ~	3,900,000	3,832,504
Microchip Technology Inc
0.972% due 02/15/24 ~	2,770,000	2,766,407
2.670% due 09/01/23 ~	2,125,000	2,214,337
3.922% due 06/01/21	3,815,000	3,837,170
Micron Technology Inc
2.497% due 04/24/23	5,290,000	5,495,067
4.640% due 02/06/24	1,650,000	1,818,146
NXP BV (Netherlands)
2.700% due 05/01/25 ~	395,000	414,576
3.875% due 09/01/22 ~	2,790,000	2,914,060
4.625% due 06/01/23 ~	3,390,000	3,673,976
Roper Technologies Inc
0.450% due 08/15/22	660,000	659,857
1.000% due 09/15/25	510,000	501,701
2.350% due 09/15/24	670,000	700,641
3.125% due 11/15/22	2,755,000	2,856,158
3.650% due 09/15/23	695,000	744,968

		43,181,108

Utilities - 3.4%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	286,080
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	753,810
Edison International
2.950% due 03/15/23	1,520,000	1,571,459

	Principal Amount	Value
3.125% due 11/15/22	$1,140,000	$1,178,773
Enel Finance International NV (Italy)
2.650% due 09/10/24 ~	520,000	547,424
2.750% due 04/06/23 ~	1,300,000	1,352,493
2.875% due 05/25/22 ~	4,165,000	4,272,510
4.250% due 09/14/23 ~	3,731,000	4,040,660
FirstEnergy Corp 3.350% due 07/15/22	3,135,000	3,183,236
Israel Electric Corp Ltd (Israel)
5.000% due 11/12/24 ~	1,750,000	1,969,494
6.875% due 06/21/23 ~	565,000	637,038
NextEra Energy Capital Holdings Inc 0.740% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,642
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,205,994
Pacific Gas and Electric Co 1.573% (USD LIBOR + 1.375%) due 11/15/21 §	3,895,000	3,902,805
1.750% due 06/16/22	8,140,000	8,152,677
San Diego Gas & Electric Co 1.914% due 02/01/22	282,156	283,395
Sempra Energy 2.875% due 10/01/22	145,000	149,096
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	4,005,000	4,068,680
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25	1,200,000	1,490,067
The AES Corp 3.300% due 07/15/25 ~	1,565,000	1,662,734
Vistra Operations Co LLC 3.550% due 07/15/24 ~	6,410,000	6,711,834

		49,505,901

Total Corporate Bonds & Notes (Cost $745,900,052)		762,282,487

MORTGAGE-BACKED SECURITIES - 17.9%

Collateralized Mortgage Obligations - Commercial - 5.6%

280 Park Avenue Mortgage Trust 0.986% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,642,452
Austin Fairmont Hotel Trust 1.156% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,180,748
BAMLL Commercial Mortgage Securities Trust
0.956% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,774,208
3.490% due 04/14/33 ~	1,775,000	1,899,558
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	157,082	157,727
Bank
2.056% due 11/15/62	766,216	781,123
2.263% due 08/15/61	722,865	740,253
BX Commercial Mortgage Trust
1.186% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,382,552	1,384,782
1.226% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,362,239	1,362,881
1.356% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,312,340	1,313,075
CD Mortgage Trust 1.965% due 02/10/50	97,908	98,127
CGDB Commercial Mortgage Trust 1.756% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,608,130
Commercial Mortgage Trust
3.633% due 02/10/37 § ~	2,115,000	2,043,603

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.838% due 09/10/47	$2,825,000	$3,079,706
3.926% due 03/10/48 §	845,000	916,454
3.961% due 03/10/47	2,155,000	2,328,238
4.106% due 03/10/48 §	1,770,000	1,887,229
4.353% due 08/10/30 ~	1,180,000	1,259,768
4.691% due 02/10/47 §	1,715,000	1,872,736
4.701% due 03/10/47	1,730,000	1,876,878
4.709% due 08/10/47 § ~	710,000	686,040
Credit Suisse Mortgage Capital Certificates
1.536% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,144,170
1.706% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,578,227
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	880,314	902,011
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,542,274
GCT Commercial Mortgage Trust 0.906% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,326,121
Great Wolf Trust 1.739% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,046,538
GS Mortgage Securities Corp Trust 1.006% (USD LIBOR + 0.900%) due 06/15/36 § ~	3,200,000	3,199,589
InTown Hotel Portfolio Trust
1.056% (USD LIBOR + 0.950%) due 01/15/33 § ~	835,000	836,032
1.606% (USD LIBOR + 1.500%) due 01/15/33 § ~	685,000	683,046
JP Morgan Chase Commercial Mortgage Securities Trust
1.456% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,242,079
1.706% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	1,024,833
1.876% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,356,774
2.276% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,900,848
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,635,102
KKR Industrial Portfolio Trust
1.106% (USD LIBOR + 1.000%) due 12/15/37 § ~	880,000	880,372
1.356% (USD LIBOR + 1.250%) due 12/15/37 § ~	635,000	636,152
Merit
1.506% (USD LIBOR + 1.400%) due 08/15/37 § ~	910,000	914,728
1.806% (USD LIBOR + 1.700%) due 08/15/37 § ~	835,000	839,838
2.456% (USD LIBOR + 2.350%) due 08/15/37 § ~	1,100,000	1,107,369
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	839,629
Morgan Stanley Capital I Trust
3.300% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	779,266
3.912% due 09/09/32 ~	2,700,000	2,909,805
New Orleans Hotel Trust 1.395% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,322,152
ONE Mortgage Trust
1.056% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,937,116
1.206% (USD LIBOR + 1.100%) due 03/15/36 § ~	1,580,000	1,567,244

	Principal Amount	Value
SLIDE
1.006% (USD LIBOR + 0.900%) due 06/15/31 § ~	$1,632,177	$1,632,474
1.956% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,256,964	1,227,717
WFRBS Commercial Mortgage Trust
4.045% due 03/15/47	1,465,000	1,585,274
4.697% due 04/15/45	1,590,000	1,629,681

		82,120,177

Collateralized Mortgage Obligations - Residential - 8.9%

Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	3,550,155	3,546,580
1.261% due 05/25/65 § ~	1,521,957	1,528,560
1.579% due 05/25/65 § ~	1,156,474	1,162,507
1.691% due 04/25/65 § ~	2,785,313	2,815,436
2.872% due 04/25/65 § ~	709,189	724,424
3.301% due 07/26/49 § ~	1,307,229	1,324,046
3.920% due 11/25/48 § ~	2,343,577	2,392,758
CIM Trust 2.500% due 04/25/50 § ~	2,656,957	2,682,386
COLT Mortgage Loan Trust
1.506% due 04/27/65 § ~	756,774	760,524
2.764% due 08/25/49 § ~	989,587	995,278
Connecticut Avenue Securities Trust 0.909% (USD LIBOR + 0.800%) due 01/25/40 § ~	74,841	74,856
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 § ~	760,952	760,787
1.692% due 05/25/65 ~	1,314,164	1,324,576
2.339% due 01/25/60 § ~	1,051,790	1,065,147
3.485% due 12/26/46 § ~	51,647	51,844
3.763% due 04/25/59 § ~	788,269	791,161
3.921% due 04/25/59 § ~	810,000	820,049
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	757,339	756,297
1.106% due 02/25/66 § ~	650,535	649,650
2.006% due 05/25/65 § ~	1,380,264	1,402,742
2.739% due 11/25/59 § ~	736,660	752,983
3.046% due 11/25/59 § ~	661,105	674,229
Fannie Mae
3.000% due 11/25/47	3,138,525	3,333,916
4.000% due 06/25/44	204,066	208,178
Fannie Mae Connecticut Avenue Securities
0.959% (USD LIBOR + 0.850%) due 07/25/30 §	1,730,658	1,712,367
1.209% (USD LIBOR + 1.100%) due 11/25/29 §	2,339,228	2,309,981
1.309% (USD LIBOR + 1.200%) due 01/25/30 §	988,409	964,497
1.459% (USD LIBOR + 1.350%) due 09/25/29 §	1,005,292	1,006,548
2.209% (USD LIBOR + 2.100%) due 03/25/31 §	1,958,750	1,959,029
4.559% (USD LIBOR + 4.450%) due 01/25/29 §	1,061,916	1,108,948
Flagstar Mortgage Trust
0.959% (USD LIBOR + 0.850%) due 03/25/50 § ~	890,237	891,093
4.000% due 09/25/48 § ~	1,165,016	1,185,859
Freddie Mac
0.667% (SOFR + 0.650%) due 01/25/51 § ~	920,000	920,621
0.717% (SOFR + 0.700%) due 08/25/33 § ~	2,950,000	2,953,175
0.817% (SOFR + 0.800%) due 08/25/33 § ~	1,870,000	1,873,503
1.959% (USD LIBOR + 1.850%) due 02/25/50 § ~	2,845,000	2,849,230
3.606% due 10/25/46 §	741,596	756,404
3.837% due 05/25/47 § ~	254,103	256,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
7.000% due 09/15/30	$179,860	$205,991
Freddie Mac STACR Trust
0.859% (USD LIBOR + 0.750%) due 10/25/48 - 02/25/50 § ~	917,778	918,773
0.909% (USD LIBOR + 0.800%) due 12/25/30 § ~	382,706	383,031
0.917% (SOFR + 0.900%) due 12/25/50 § ~	749,366	751,391
1.059% (USD LIBOR + 0.950%) due 12/25/30 § ~	700,000	702,331
1.209% (USD LIBOR + 1.100%) due 03/25/50 § ~	1,480,954	1,483,399
1.317% (SOFR + 1.300%) due 10/25/50 § ~	633,019	633,766
1.409% (USD LIBOR + 1.300%) due 09/25/50 § ~	682,924	683,444
1.509% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,152,077	1,147,700
1.609% (USD LIBOR + 1.500%) due 08/25/50 § ~	288,659	288,752
2.459% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,547,826
3.209% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,565,000	1,591,975
3.259% (USD LIBOR + 3.150%) due 09/25/50 § ~	820,000	829,410
Freddie Mac Structured Agency Credit Risk Debt Notes
1.117% (SOFR + 1.100%) due 11/25/50 § ~	959,023	961,554
1.309% (USD LIBOR + 1.200%) due 10/25/29 §	298,741	299,329
4.759% (USD LIBOR + 4.650%) due 10/25/28 §	1,411,383	1,482,946
4.809% (USD LIBOR + 4.700%) due 04/25/28 §	1,703,024	1,771,619
FWD Securitization Trust 2.240% due 01/25/50 § ~	2,259,451	2,303,900
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	680,089	693,754
2.832% due 01/25/60 § ~	1,085,000	1,094,084
3.339% due 10/25/59 § ~	680,000	689,053
3.500% due 11/25/57 § ~	957,422	976,833
4.000% due 02/25/59 § ~	790,720	802,701
4.500% due 02/25/59 § ~	917,816	942,021
GS Mortgage-Backed Securities Trust 1.964% due 07/25/44 § ~	40,513	40,960
Homeward Opportunities Fund I Trust
1.657% due 05/25/65 § ~	2,582,730	2,602,785
2.675% due 11/25/59 § ~	913,753	926,185
3.606% due 01/25/59 § ~	1,163,947	1,175,738
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	1,096,423	1,118,843
3.500% due 06/25/50 § ~	1,147,804	1,158,080
3.500% due 08/25/50 § ~	806,944	833,191
MFA Trust 0.852% due 01/25/56 § ~	1,470,844	1,468,133
New Residential Mortgage Loan Trust
0.943% due 07/25/55 § ~	3,186,305	3,182,477
1.650% due 05/24/60 § ~	2,274,740	2,305,688
2.464% due 01/26/60 § ~	899,690	913,125
2.710% due 11/25/59 § ~	1,494,566	1,534,340
2.802% due 07/25/49 § ~	1,250,394	1,258,504
3.086% due 07/25/49 § ~	710,748	711,552
OBX Trust
0.859% (USD LIBOR + 0.750%) due 02/25/60 § ~	1,179,739	1,188,640
1.009% (USD LIBOR + 0.900%) due 06/25/59 § ~	566,332	569,222
1.009% (USD LIBOR + 0.900%) due 10/25/59 § ~	537,833	539,590

	Principal Amount	Value
1.059% (USD LIBOR + 0.950%) due 02/25/60 § ~	$1,929,109	$1,927,535
1.309% (USD LIBOR + 1.200%) due 06/25/59 § ~	638,355	636,422
3.000% due 01/25/60 § ~	1,388,560	1,433,466
3.000% due 05/25/60 § ~	2,762,375	2,828,867
3.500% due 12/25/49 § ~	495,044	505,661
3.500% due 02/25/60 § ~	1,223,810	1,261,450
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	421,269	422,987
4.000% due 06/25/48 § ~	1,019,810	1,035,044
4.000% due 08/25/48 § ~	1,015,450	1,043,061
4.000% due 10/25/48 § ~	253,578	256,999
4.500% due 08/25/48 § ~	250,663	258,931
STACR Trust
0.859% (USD LIBOR + 0.750%) due 09/25/48 § ~	4,736	4,738
1.009% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	1,029,617
1.359% (USD LIBOR + 1.250%) due 02/25/47 § ~	735,836	738,114
Starwood Mortgage Residential Trust
2.408% due 02/25/50 § ~	804,654	818,871
2.610% due 09/27/49 § ~	186,363	189,383
2.916% due 09/27/49 § ~	665,197	675,227
2.941% due 06/25/49 § ~	886,606	892,706
3.299% due 06/25/49 § ~	979,913	985,238
3.468% due 02/25/49 § ~	432,856	433,241
Verus Securitization Trust
0.918% due 02/25/64 § ~	2,030,000	2,041,279
1.052% due 01/25/66 § ~	1,267,566	1,262,146
1.155% due 01/25/66 § ~	754,734	751,639
1.977% due 03/25/60 § ~	368,773	374,785
2.226% due 05/25/60 § ~	3,139,298	3,174,943
2.724% due 01/25/60 § ~	1,154,008	1,165,778
2.913% due 07/25/59 § ~	1,814,910	1,852,274
3.000% due 11/25/59 § ~	831,692	845,745
3.100% due 11/25/59 § ~	1,189,810	1,213,429
3.117% due 07/25/59 § ~	1,521,441	1,555,535
3.402% due 12/25/59 § ~	353,056	357,671
4.034% due 12/25/59 § ~	415,000	419,244
Vista Point Securitization Trust
1.763% due 03/25/65 § ~	1,767,762	1,789,910
2.496% due 04/25/65 § ~	737,972	747,439

		131,988,805

Fannie Mae - 2.5%

due 04/01/36 - 05/01/51 #	3,965,000	4,055,388
due 04/01/51#	1,610,000	1,677,104
1.917% (USD LIBOR + 1.542%) due 02/01/33 §	43,973	44,437
1.972% (USD LIBOR + 1.619%) due 04/01/33 §	28,557	28,514
2.319% (USD LIBOR + 1.547%) due 01/01/35 §	4,222	4,397
2.340% (UST + 2.215%) due 02/01/33 §	43,210	43,611
2.500% due 11/01/50	572,066	587,762
2.678% (UST + 2.278%) due 06/01/33 §	340,765	363,065
3.000% due 09/01/28 - 02/01/35	3,728,589	3,958,239
3.500% (USD LIBOR + 1.750%) due 05/01/33 §	36,086	36,048
3.500% due 01/01/44 - 07/01/50	2,027,434	2,172,524
3.758% (UST + 2.258%) due 06/01/35 §	97,271	97,766
4.000% due 03/01/41 - 01/01/50	2,361,684	2,539,064
4.500% due 05/01/25 - 04/01/51	10,004,628	10,932,195
5.000% due 07/01/24 - 02/01/49	2,577,980	2,972,343
5.500% due 01/01/36 - 06/01/39	1,595,639	1,873,205

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.000% due 03/01/37 - 02/01/49	$4,104,673	$4,938,892
6.500% due 05/01/33	423,364	495,530
7.000% due 05/01/33 - 06/01/33	257,401	287,775

		37,107,859

Freddie Mac - 0.3%
2.076% (UST + 1.951%) due 02/01/35 §	94,834	94,756
2.100% (USD LIBOR + 1.725%) due 03/01/35 §	150,247	151,435
2.348% (UST + 2.223%) due 09/01/35 §	396,779	417,240
2.815% (UST + 2.250%) due 08/01/35 §	248,380	265,431
4.000% due 12/01/49	451,068	491,632
4.500% due 05/01/50	478,151	522,568
5.000% due 12/01/41	853,757	964,255
5.500% due 07/01/38 - 06/01/41	392,339	461,047
7.000% due 03/01/39	264,453	306,766
7.500% due 06/01/38	256,520	297,297

		3,972,427

Government National Mortgage Association - 0.6%

due 05/01/51 #	1,310,000	1,400,370
2.250% (UST + 1.500%) due 09/20/34 §	430,604	442,261
3.000% (UST + 1.500%) due 01/20/35 §	594,647	624,076
4.500% due 08/20/47	234,104	256,544
5.000% due 12/20/34 - 05/20/48	3,252,598	3,602,532
5.500% due 09/15/45 - 02/20/49	2,556,258	2,911,450
6.000% due 01/15/22 - 07/15/36	315,777	370,204

		9,607,437

Total Mortgage-Backed Securities (Cost $261,500,061)		264,796,705

ASSET-BACKED SECURITIES - 15.3%

American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,865,387
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,660,520
0.970% due 02/18/26	800,000	807,643
1.060% due 08/18/26	980,000	983,275
1.210% due 12/18/26	1,030,000	1,025,778
1.590% due 10/20/25	1,215,000	1,235,848
1.800% due 12/18/25	1,175,000	1,199,201
2.710% due 08/18/22	232,905	233,646
3.080% due 12/18/23	4,700,000	4,847,944
3.820% due 03/18/24	6,575,000	6,888,077
Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,417,850	2,493,690
Ares LVIII CLO Ltd (Cayman) 1.456% (USD LIBOR + 1.220%) due 01/15/33 § ~	820,000	821,802
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	967,541
2.990% due 06/20/22 ~	497,500	499,311
3.350% due 09/22/25 ~	1,355,000	1,456,616
3.410% due 09/20/23 ~	1,135,000	1,168,421
3.700% due 03/20/23 ~	625,000	637,682
4.530% due 03/20/23 ~	850,000	869,529
4.950% due 03/20/25 ~	745,000	805,339
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	2,927,703	2,963,925
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	2,530,266	2,594,740

	Principal Amount	Value
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	$1,259,631	$1,295,374
3.500% due 08/28/57 § ~	2,324,022	2,344,071
BlueMountain CLO Ltd (Cayman) 1.153% (USD LIBOR + 0.930%) due 07/18/27 § ~	1,419,680	1,419,609
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	499,990	524,176
Capital Auto Receivables Asset Trust
2.430% due 05/20/22 ~	278,689	279,138
2.700% due 09/20/22 ~	835,000	840,447
3.090% due 08/22/22 ~	1,460,000	1,471,862
3.480% due 10/20/23 ~	285,023	285,635
3.690% due 12/20/23 ~	740,000	746,361
CarMax Auto Owner Trust 1.090% due 03/16/26	2,730,000	2,755,485
Carmax Auto Owner Trust 3.010% due 12/16/24	3,280,000	3,435,646
Cayuga Park CLO Ltd (Cayman) 1.823% (USD LIBOR + 1.600%) due 07/17/31 § ~	2,420,000	2,426,938
CBAM Ltd (Cayman) 1.521% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,837,771
CIFC Funding Ltd (Cayman)
1.268% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,991,397
1.555% (USD LIBOR + 1.350%) due 10/20/31 § ~	4,055,000	4,067,272
1.941% (USD LIBOR + 1.700%) due 07/15/32 § ~	2,810,000	2,817,580
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,149,906
2.010% due 12/16/24	3,000,000	3,059,847
3.010% due 04/15/24	1,071,348	1,092,607
3.470% due 10/15/25	795,000	816,590
Daimler Trucks Retail Trust 1.370% due 06/15/27	1,940,000	1,957,781
Dryden 86 CLO Ltd (Cayman) 1.873% (USD LIBOR + 1.650%) due 07/17/30 § ~	3,985,000	3,999,512
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	104,755	104,825
2.690% due 03/25/30 ~	506,085	521,328
2.730% due 04/25/28 ~	977,870	998,622
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,059,613
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,364,188
3.520% due 07/15/30 ~	4,155,000	4,479,275
Ford Credit Floorplan Master Owner Trust 1.420% due 09/15/25	1,885,000	1,908,359
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,348,571
2.560% due 07/22/24	860,000	890,016
3.560% due 12/20/22	2,140,000	2,164,755
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	1,009,690
1.490% due 12/16/24	620,000	629,615
GMF Floorplan Owner Revolving Trust
1.030% due 08/15/25 ~	830,000	838,763
2.700% due 04/15/24 ~	1,490,000	1,526,572
Golub Capital Partners CLO Ltd (Cayman) 1.374% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,470,914	1,472,897
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	477,000	489,628
2.740% due 02/25/39 ~	978,279	1,018,354
2.960% due 12/26/28 ~	132,957	135,528
Hyundai Auto Receivables Trust
1.410% due 11/15/24	1,375,000	1,398,377

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
1.600% due 12/15/26	$1,360,000	$1,384,132
2.380% due 04/17/23	502,743	503,310
2.940% due 05/15/25	1,340,000	1,395,899
John Deere Owner Trust 0.720% due 06/15/27	1,040,000	1,045,419
KKR CLO 29 Ltd (Cayman) 1.341% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,500,129
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,245,000	1,273,988
Madison Park Funding XVIII Ltd (Cayman) 1.414% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,246,623
Madison Park Funding XXXVII Ltd (Cayman) 1.541% (USD LIBOR + 1.300%) due 07/15/32 § ~	370,000	370,709
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	157,872	159,236
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	988,934	995,723
MVW LLC 2.730% due 10/20/37 ~	621,880	641,617
MVW Owner Trust
2.250% due 09/22/31 ~	260,389	260,791
2.420% due 12/20/34 ~	250,561	256,308
2.520% due 12/20/32 ~	79,445	79,812
2.750% due 12/20/34 ~	85,326	87,156
2.890% due 11/20/36 ~	1,805,664	1,854,818
2.990% due 12/20/34 ~	230,245	234,020
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	1,134,567	1,139,487
1.220% due 07/15/69 ~	919,542	924,076
1.310% due 01/15/69 ~	595,061	599,397
1.690% due 05/15/69 ~	1,655,925	1,673,454
2.150% due 11/15/68 ~	4,645,000	4,777,370
2.390% due 05/15/68 ~	15,357	15,365
2.400% due 10/15/68 ~	1,413,166	1,452,205
2.460% due 11/15/68 ~	1,455,000	1,496,415
2.640% due 05/15/68 ~	2,755,000	2,819,880
3.420% due 01/15/43 ~	4,152,237	4,266,868
Navient Student Loan Trust 0.379% (USD LIBOR + 0.270%) due 02/27/68 § ~	1,136,523	1,137,894
Navistar Financial Dealer Note Master Trust
1.059% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,611,315
1.459% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,737,652
Neuberger Berman CLO Ltd (Cayman) 1.248% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,087,204
Neuberger Berman Loan Advisers CLO 32 Ltd (Cayman) 1.184% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,765,049
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.524% (USD LIBOR + 1.300%) due 10/20/32 § ~	2,045,000	2,051,911
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	775,000	786,841
OCP CLO Ltd (Cayman) 1.344% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,180,567
OZLM VIII Ltd (Cayman) 1.393% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,597,428	1,598,645
Palmer Square CLO 2020-3 Ltd (Cayman) 1.596% (USD LIBOR + 1.370%) due 11/15/31 § ~	1,760,000	1,768,611

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman) 1.941% (USD LIBOR + 1.700%) due 07/15/31 § ~	$1,705,000	$1,709,514
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,915,875	1,924,966
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,825,373
Santander Drive Auto Receivables Trust
0.690% due 03/17/25	2,855,000	2,865,213
1.010% due 01/15/26	1,610,000	1,616,595
2.790% due 01/16/24	905,618	910,535
2.960% due 03/15/24	1,071,262	1,073,374
3.210% due 09/15/23	41,910	41,959
3.350% due 07/17/23	270,487	271,880
Santander Retail Auto Lease Trust
1.860% due 02/21/23 ~	4,965,000	5,037,147
2.520% due 11/20/24 ~	1,245,000	1,286,997
2.880% due 06/20/24 ~	3,130,000	3,234,025
3.300% due 05/22/23 ~	1,240,000	1,269,096
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	134,345	136,453
Sierra Timeshare Receivables Funding LLC
2.430% due 10/20/33 ~	588,637	593,088
3.510% due 07/20/37 ~	911,534	940,481
SLM Student Loan Trust
0.509% (USD LIBOR + 0.400%) due 03/25/25 §	2,145,620	2,111,033
0.868% (USD LIBOR + 0.650%) due 01/25/22 §	2,171,039	2,108,344
SMB Private Education Loan Trust
0.826% (USD LIBOR + 0.720%) due 01/15/37 § ~	3,130,473	3,130,486
1.106% (USD LIBOR + 1.000%) due 06/15/27 § ~	364,214	365,327
1.290% due 07/15/53 ~	2,437,775	2,445,932
1.600% due 09/15/54 ~	6,600,000	6,637,616
1.606% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,277,873
Symphony CLO XXVI Ltd (Cayman) 1.189% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,108,560
Synchrony Card Funding LLC 2.340% due 06/15/25	3,455,000	3,544,090
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	103,256	103,774
2.750% due 08/25/55 § ~	274,780	278,682
3.000% due 02/25/55 § ~	234,609	238,402
3.250% due 07/25/58 § ~	1,798,019	1,846,486
3.735% due 03/25/58 § ~	1,457,715	1,546,507
3.750% due 05/25/58 § ~	800,360	843,759
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,063,709
World Omni Auto Receivables Trust 1.640% due 08/17/26	825,000	839,961
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,200,380
1.250% due 10/15/26	1,375,000	1,383,323

Total Asset-Backed Securities (Cost $222,985,328)		225,990,732

U.S. TREASURY OBLIGATIONS - 13.1%

U.S. Treasury Notes - 13.1%

0.125% due 04/30/22	6,305,000	6,308,144
0.125% due 06/30/22	3,965,000	3,966,394
0.125% due 10/31/22	38,615,000	38,615,000
0.125% due 11/30/22	33,240,000	33,236,754

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.125% due 01/31/23	$7,500,000	$7,496,777
0.125% due 07/15/23	6,380,000	6,368,411
0.125% due 08/15/23	2,795,000	2,788,941
1.375% due 10/15/22	11,240,000	11,455,141
1.500% due 09/15/22 ‡	5,190,000	5,294,205
1.750% due 06/15/22	61,240,000	62,460,016
1.750% due 07/15/22	1,500,000	1,531,963
2.125% due 05/15/22	13,980,000	14,299,465

		193,821,211

Total U.S. Treasury Obligations (Cost $193,103,975)		193,821,211

MUNICIPAL BONDS - 0.7%

Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	85,000	86,368
1.838% due 12/01/23	80,000	81,782
2.064% due 12/01/24	230,000	235,831
Dallas Fort Worth International Airport 1.329% due 11/01/25	490,000	490,281
Houston TX Airport System Revenue
0.883% due 07/01/22	170,000	170,757
1.054% due 07/01/23	285,000	287,637
1.272% due 07/01/24	950,000	962,634
Long Island Power Authority 0.764% due 03/01/23	720,000	721,380
Port Authority of New York & New Jersey 1.086% due 07/01/23	2,795,000	2,837,253
State Board of Administration Finance Corp 1.258% due 07/01/25	3,260,000	3,291,595
State of Connecticut
1.998% due 07/01/24	550,000	575,082
2.000% due 07/01/23	220,000	227,753
2.098% due 07/01/25	365,000	380,914

Total Municipal Bonds (Cost $10,200,975)		10,349,267

SHORT-TERM INVESTMENTS – 2.7%

Commercial Paper - 1.4%

AT&T Inc 0.407% due 12/14/21	5,235,000	5,223,632
ConAgra Foods Inc 0.917% due 04/08/21	7,960,000	7,959,087
Jabil Inc 0.680% due 04/15/21	3,640,000	3,639,067
Ovintiv Canada ULC (Canada) 0.862% due 04/26/21	3,480,000	3,479,085
Ovintiv Inc 0.862% due 04/26/21	965,000	964,283

		21,265,154

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $19,315,657; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $19,701,987)	19,315,657	19,315,657

Value
Total Short-Term Investments (Cost $40,575,743)	$40,580,811

TOTAL INVESTMENTS - 101.2% (Cost $1,474,266,134)	1,497,821,213

DERIVATIVES - 0.1%	1,530,797

OTHER ASSETS & LIABILITIES, NET - (1.3%)	(19,666,841)

NET ASSETS - 100.0%	$1,479,685,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/21	1,007	$222,501,226	$222,271,648	($229,578)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	06/21	532	66,277,151	65,647,969	629,182
U.S. Treasury 10-Year Notes	06/21	331	44,470,273	43,340,313	1,129,960
U.S. Treasury Ultra 10-Year Notes	06/21	1	144,920	143,687	1,233

					1,760,375

Total Futures Contracts					$1,530,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$762,282,487	$-	$762,282,487	$-
	Mortgage-Backed Securities	264,796,705	-	264,796,705	-
	Asset-Backed Securities	225,990,732	-	225,990,732	-
	U.S. Treasury Obligations	193,821,211	-	193,821,211	-
	Municipal Bonds	10,349,267	-	10,349,267	-
	Short-Term Investments	40,580,811	-	40,580,811	-
	Derivatives:
	Interest Rate Contracts
	Futures	1,760,375	1,760,375	-	-

	Total Assets	1,499,581,588	1,760,375	1,497,821,213	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(229,578)	(229,578)	-	-

	Total Liabilities	(229,578)	(229,578)	-	-

	Total	$1,499,352,010	$1,530,797	$1,497,821,213	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.5%

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$2,226,000	$2,638,099
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	426,000	450,269
6.950% due 03/18/30 ~	1,291,000	1,600,195

		4,688,563

Bahrain - 0.5%

BBK BSC 5.500% due 07/09/24 ~	730,000	771,975
The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	776,000	866,326
8.375% due 11/07/28 ~	812,000	941,747

		2,580,048

Brazil - 4.6%

B2W Digital Lux Sarl 4.375% due 12/20/30 ~	400,000	391,452
Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	1,035,000	1,041,624
8.500% due 01/23/81 ~	1,845,000	2,094,186
CSN Inova Ventures 6.750% due 01/28/28 ~	1,440,000	1,527,732
JSM Global SARL 4.750% due 10/20/30 ~	820,000	824,067
Klabin Austria GmbH
3.200% due 01/12/31 ~	595,000	566,645
7.000% due 04/03/49 ~	1,260,000	1,508,976
Movida Europe SA 5.250% due 02/08/31 ~	1,180,000	1,133,644
NBM US Holdings Inc 7.000% due 05/14/26 ~	1,570,000	1,691,534
Petrobras Global Finance BV
5.093% due 01/15/30	1,465,000	1,524,486
6.850% due 06/05/15	1,460,000	1,503,070
6.875% due 01/20/40	1,350,000	1,515,125
Rede D’or Finance SARL 4.500% due 01/22/30 ~	1,395,000	1,371,508
Rumo Luxembourg SARL
5.250% due 01/10/28 ~	1,445,000	1,520,863
5.875% due 01/18/25 ~	430,000	454,725
Simpar Europe SA 5.200% due 01/26/31 ~	1,160,000	1,138,586
Suzano Austria GmbH 7.000% due 03/16/47 ~	605,000	780,217
Vale Overseas Ltd
6.875% due 11/21/36	1,155,000	1,537,594
6.875% due 11/10/39	1,140,000	1,524,636
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	1,745,000	2,243,276

		25,893,946

Chile - 2.1%

AES Gener SA 7.125% due 03/26/79 ~	460,000	494,898
Banco del Estado de Chile 3.875% due 02/08/22 ~	539,000	552,671
Corp Nacional del Cobre de Chile
3.150% due 01/15/51 ~	644,000	590,555
4.250% due 07/17/42 ~	417,000	452,685
4.375% due 02/05/49 ~	1,064,000	1,189,408
4.500% due 08/01/47 ~	749,000	846,389

	Principal Amount	Value
4.875% due 11/04/44 ~	$1,781,000	$2,111,987
5.625% due 10/18/43 ~	1,246,000	1,607,710
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	1,141,000	1,303,718
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	635,000	669,486
4.500% due 09/14/47 ~	1,055,000	1,060,801
VTR Comunicaciones SPA
4.375% due 04/15/29 ~	200,000	201,400
5.125% due 01/15/28 ~	614,000	642,643

		11,724,351

China - 1.2%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	660,000	617,896
China Evergrande Group 7.500% due 06/28/23 ~	1,280,000	1,104,000
China Hongqiao Group Ltd 7.125% due 07/22/22 ~	285,000	287,125
Kaisa Group Holdings Ltd 10.875% due 07/23/23 ~	725,000	755,812
Scenery Journey Ltd 12.000% due 10/24/23 ~	815,000	717,165
Sinopec Group Overseas Development 2018 Ltd
2.700% due 05/13/30 ~	835,000	830,939
3.350% due 05/13/50 ~	404,000	388,957
4.875% due 05/17/42 ~	565,000	674,965
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	1,430,000	1,505,075

		6,881,934

Colombia - 1.1%

Bancolombia SA 4.625% due 12/18/29	610,000	618,311
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 1,198,000,000	335,282
Grupo Aval Ltd 4.375% due 02/04/30 ~	$865,000	874,982
Millicom International Cellular SA
4.500% due 04/27/31 ~	970,000	1,010,551
5.125% due 01/15/28 ~	1,080,000	1,136,193
6.625% due 10/15/26 ~	719,481	768,374
Oleoducto Central SA 4.000% due 07/14/27 ~	1,225,000	1,298,714

		6,042,407

Congo - 0.1%

HTA Group Ltd 7.000% due 12/18/25 ~	460,000	490,337

Georgia - 0.1%

TBC Bank JSC 5.750% due 06/19/24 ~	470,000	502,898

India - 0.9%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	1,410,000	1,516,811
Greenko Solar Mauritius Ltd 5.550% due 01/29/25	740,000	762,200
India Green Energy Holdings 5.375% due 04/29/24 ~	300,000	311,978
Network i2i Ltd 3.975% due 03/03/26 ~	1,850,000	1,859,666
Vedanta Resources Finance II PLC 13.875% due 01/21/24 ~	675,000	729,169

		5,179,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Indonesia - 2.2%

P.T. Indonesia Asahan Aluminium Persero
4.750% due 05/15/25 ~	$437,000	$475,775
5.450% due 05/15/30 ~	489,000	556,259
5.710% due 11/15/23 ~	841,000	928,170
5.800% due 05/15/50 ~	366,000	419,985
6.757% due 11/15/48 ~	1,344,000	1,679,530
P.T. Pertamina Persero
4.175% due 01/21/50 ~	595,000	577,212
6.000% due 05/03/42 ~	3,291,000	3,898,638
6.450% due 05/30/44 ~	400,000	498,927
6.500% due 11/07/48 ~	529,000	679,719
P.T. Sri Rejeki Isman Tbk 7.250% due 01/16/25 ~	495,000	178,200
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.250% due 05/15/47 ~	536,000	590,270
5.500% due 11/22/21 ~	786,000	811,447
6.150% due 05/21/48 ~	896,000	1,092,533

		12,386,665

Ireland - 0.7%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	2,125,000	2,269,766
7.500% due 10/15/26 ~	1,405,000	1,491,625

		3,761,391

Israel - 0.8%

Leviathan Bond Ltd
5.750% due 06/30/23 ~	195,000	204,688
6.125% due 06/30/25 ~	660,000	716,529
6.500% due 06/30/27 ~	312,000	342,233
6.750% due 06/30/30 ~	700,000	770,672
Teva Pharmaceutical Finance Netherlands III BV 6.750% due 03/01/28	2,065,000	2,323,796

		4,357,918

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	290,023	280,812
8.750% due 05/25/24 ~	456,700	472,684

		753,496

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,773,000	1,846,677
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	807,000	1,078,321
KazMunayGas National Co JSC
3.500% due 04/14/33 ~	502,000	515,387
5.375% due 04/24/30 ~	1,222,000	1,450,198
6.375% due 10/24/48 ~	989,000	1,267,073

		6,157,656

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	1,975,000	2,066,344

Malaysia - 0.5%

Petronas Capital Ltd
4.550% due 04/21/50 ~	1,789,000	2,125,835
4.800% due 04/21/60 ~	736,000	931,819

		3,057,654

	Principal Amount	Value
Mexico - 3.5%

Alfa SAB de CV 6.875% due 03/25/44 ~	$670,000	$830,488
Axtel SAB de CV 6.375% due 11/14/24 ~	886,000	923,655
BBVA Bancomer SA 5.125% due 01/18/33 ~	1,095,000	1,129,268
Cemex SAB de CV 3.875% due 07/11/31 ~	550,000	537,928
5.450% due 11/19/29 ~	1,160,000	1,273,001
Comision Federal de Electricidad
4.875% due 01/15/24 ~	957,000	1,048,532
5.750% due 02/14/42 ~	1,154,000	1,261,911
8.180% due 12/23/27 ~	MXN 8,220,000	381,583
Petroleos Mexicanos
5.350% due 02/12/28	$211,000	205,535
6.350% due 02/12/48	1,278,000	1,055,519
6.750% due 09/21/47	3,921,000	3,341,712
6.950% due 01/28/60	3,257,000	2,799,864
7.190% due 09/12/24 ~	MXN 13,000,000	597,362
7.690% due 01/23/50	$3,506,000	3,250,062
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	715,000	789,535

		19,425,955

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	1,265,000	1,477,206

Pakistan - 0.2%

The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	433,000	438,276
5.625% due 12/05/22 ~	930,000	956,449

		1,394,725

Panama - 0.3%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	1,460,000	1,513,363
Cable Onda SA 4.500% due 01/30/30 ~	305,000	324,729

		1,838,092

Peru - 0.5%

InRetail Consumer 3.250% due 03/22/28 ~	230,000	230,232
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	700,000	744,198
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,546,000	1,626,702

		2,601,132

Russia - 0.1%

PJSC Koks via IMH Capital DAC 5.900% due 09/23/25 ~	270,000	288,495
TMK OAO 4.300% due 02/12/27 ~	275,000	277,556

		566,051

Saudi Arabia - 0.3%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	665,000	768,128
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	775,000	791,217

		1,559,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Singapore - 0.1%

Puma International Financing SA 5.000% due 01/24/26 ~	$770,000	$757,772

South Africa - 0.4%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	465,000	481,484
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	650,000	763,750
Liquid Telecommunications Financing PLC 5.500% due 09/04/26 ~	600,000	633,000
Sasol Financing USA LLC
4.375% due 09/18/26	200,000	204,530
5.500% due 03/18/31	400,000	393,000

		2,475,764

Ukraine - 0.5%

Metinvest BV
7.750% due 10/17/29 ~	555,000	590,692
8.500% due 04/23/26 ~	535,000	598,767
MHP Lux SA 6.950% due 04/03/26 ~	545,000	573,994
MHP SE 7.750% due 05/10/24 ~	365,000	391,986
VF Ukraine PAT 6.200% due 02/11/25 ~	635,000	658,412

		2,813,851

United Arab Emirates - 0.3%

DP World Crescent Ltd
3.750% due 01/30/30 ~	678,000	705,984
3.875% due 07/18/29 ~	767,000	806,784

		1,512,768

United Kingdom - 1.1%

Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 13,600,000,000	912,497
7.000% due 05/24/27 ~	34,179,000,000	2,451,146
8.250% due 05/19/36 ~	10,824,000,000	801,706
8.375% due 03/19/24 ~	4,364,000,000	323,910
8.375% due 03/17/34 ~	9,864,000,000	745,196
9.000% due 03/20/29 ~	3,534,000,000	277,199
10.500% due 08/19/30 ~	2,589,000,000	223,230
11.000% due 09/17/25 ~	8,000,000,000	658,715

		6,393,599

United States - 0.5%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$1,080,000	1,140,923
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 22,645,000,000	1,601,146

		2,742,069

Venezuela - 1.1%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	67,662
8.500% due 10/27/21 * Y ~	21,468,500	5,903,838
9.000% due 11/17/21 * Y ~	1,780,581	84,132
9.750% due 05/17/35 * Y ~	2,733,498	131,481
12.750% due 02/17/22 * Y ~	1,152,000	54,432

		6,241,545

Zambia - 0.1%

First Quantum Minerals Ltd 6.875% due 03/01/26 ~	735,000	762,103

Total Corporate Bonds & Notes (Cost $157,941,494)		149,087,409

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 65.8%

Angola - 0.9%

Angolan Government
8.000% due 11/26/29 ~	$582,000	$547,800
8.250% due 05/09/28 ~	1,028,000	989,296
9.125% due 11/26/49 ~	589,000	549,405
9.375% due 05/08/48 ~	2,307,000	2,181,084
9.500% due 11/12/25 ~	731,000	767,016

		5,034,601

Argentina - 1.8%

Argentine Republic Government
0.125% due 07/09/30 §	13,782,144	4,638,380
0.125% due 07/09/35 §	9,902,502	2,975,801
0.125% due 01/09/38 §	2,130,916	784,348
0.125% due 07/09/41 §	3,669,197	1,272,514
1.000% due 07/09/29	1,531,350	552,052

		10,223,095

Bahrain - 0.1%

Bahrain Government (Bahrain) ~ 7.500% due 09/20/47~	717,000	750,928

Belarus - 0.2%

Republic of Belarus
6.200% due 02/28/30 ~	572,000	531,966
7.625% due 06/29/27 ~	628,000	645,571

		1,177,537

Brazil - 6.2%

Brazil Letras do Tesouro Nacional
5.161% due 04/01/22	BRL 42,759,000	7,222,886
7.301% due 07/01/23	55,957,000	8,482,544
7.752% due 01/01/24	75,670,000	10,943,369
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/31	14,171,000	2,571,724
Brazilian Government
4.625% due 01/13/28	$752,000	796,214
5.000% due 01/27/45	1,075,000	1,025,932
5.625% due 01/07/41	495,000	516,582
5.625% due 02/21/47	698,000	713,820
6.000% due 04/07/26	745,000	856,463
7.125% due 01/20/37	845,000	1,039,785
8.250% due 01/20/34	592,000	786,898

		34,956,217

Chile - 0.1%

Chile Government (Chile) 3.240% due 02/06/28	500,000	540,368

China - 0.5%

China Government
2.680% due 05/21/30	CNY 13,760,000	2,005,570
3.810% due 09/14/50	5,760,000	894,566

		2,900,136

Colombia - 3.2%

Colombia Government
3.875% due 04/25/27	$1,251,000	1,343,436
4.125% due 05/15/51	683,000	651,473
5.000% due 06/15/45	410,000	438,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.625% due 02/26/44	$1,280,000	$1,457,165
6.125% due 01/18/41	1,496,000	1,780,195
7.375% due 09/18/37	945,000	1,252,597
8.125% due 05/21/24	1,235,000	1,476,856
Colombian TES
4.750% due 02/23/23 ^	COP 4,747,981,189	1,401,982
5.750% due 11/03/27	10,243,600,000	2,726,935
6.000% due 04/28/28	3,444,400,000	920,466
6.250% due 11/26/25	527,100,000	149,563
7.500% due 08/26/26	6,294,100,000	1,859,110
10.000% due 07/24/24	8,324,700,000	2,659,531

		18,117,665

Costa Rica - 0.2%

Costa Rica Government
5.625% due 04/30/43 ~	$664,000	581,000
6.125% due 02/19/31 ~	534,000	538,678
7.000% due 04/04/44 ~	200,000	194,002

		1,313,680

Croatia - 0.5%

Croatia Government 6.000% due 01/26/24 ~	2,421,000	2,770,641

Czech Republic - 0.0%

Czech Republic Government (Czech Republic) 4.200% due 12/04/36 ~	CZK 1,290,000	73,701

Dominican Republic - 3.1%

Dominican Republic
4.875% due 09/23/32 ~	$3,593,000	3,673,842
5.300% due 01/21/41 ~	1,060,000	1,045,425
5.500% due 01/27/25 ~	675,000	742,500
5.875% due 01/30/60 ~	4,128,000	3,969,072
6.000% due 07/19/28 ~	523,000	590,467
6.400% due 06/05/49 ~	465,000	488,366
6.500% due 02/15/48 ~	555,000	588,439
6.850% due 01/27/45 ~	1,695,000	1,879,331
6.875% due 01/29/26 ~	2,300,000	2,674,900
7.450% due 04/30/44 ~	1,206,000	1,424,588
9.750% due 06/05/26 ~	DOP 8,000,000	152,637

		17,229,567

Ecuador - 3.3%

Ecuador Government
0.500% due 07/31/30 § ~	$9,784,954	5,748,758
0.500% due 07/31/35 § ~	21,541,422	9,909,054
0.500% due 07/31/40 § ~	5,834,862	2,538,165
10.161% due 07/31/30 ~	859,858	348,251

		18,544,228

Egypt - 2.2%

Egypt Government
5.875% due 02/16/31 ~	1,119,000	1,051,144
6.588% due 02/21/28 ~	500,000	514,135
7.600% due 03/01/29 ~	879,000	938,082
7.625% due 05/29/32 ~	892,000	915,638
7.903% due 02/21/48 ~	2,420,000	2,285,608
8.150% due 11/20/59 ~	200,000	191,433
8.500% due 01/31/47 ~	2,313,000	2,310,571
8.700% due 03/01/49 ~	1,020,000	1,025,379
8.875% due 05/29/50 ~	2,379,000	2,435,297
14.051% due 07/21/22	EGP 2,884,000	184,726
14.138% due 10/20/22	1,764,000	112,969
14.313% due 10/13/23	2,536,000	162,563

		12,127,545

	Principal Amount	Value
El Salvador - 0.9%

El Salvador Government
6.375% due 01/18/27 ~	$479,000	$475,527
7.650% due 06/15/35 ~	309,000	305,138
7.125% due 01/20/50 ~	899,000	806,852
7.625% due 02/01/41 ~	1,279,000	1,237,432
8.250% due 04/10/32 ~	370,000	384,430
8.625% due 02/28/29 ~	1,109,000	1,184,135
9.500% due 07/15/52 ~	622,000	663,985

		5,057,499

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	911,222	947,236
6.625% due 02/06/31 ~	1,582,000	1,532,646

		2,479,882

Georgia - 0.2%

Georgia Government (Georgia) 6.875% due 04/12/21 ~	1,136,000	1,137,687

Ghana - 0.9%

Ghana Government
due 04/07/34 # ~	1,013,000	1,003,721
due 05/07/42 # ~	797,000	767,718
7.625% due 05/16/29 ~	703,000	692,668
7.875% due 02/11/35 ~	502,000	468,436
8.125% due 03/26/32 ~	802,000	777,400
8.750% due 03/11/61 ~	230,000	213,893
8.950% due 03/26/51 ~	996,000	946,429

		4,870,265

Guatemala - 0.2%

Guatemala Government
5.375% due 04/24/32 ~	400,000	455,000
6.125% due 06/01/50 ~	690,000	802,132

		1,257,132

Hungary - 0.9%

Hungary Government
3.000% due 10/27/27	HUF 67,900,000	232,244
3.000% due 08/21/30	319,170,000	1,083,959
5.375% due 03/25/24	$1,152,000	1,306,810
5.750% due 11/22/23	1,694,000	1,918,435
6.750% due 10/22/28	HUF 154,080,000	655,527

		5,196,975

India - 0.4%

Export-Import Bank of India
2.250% due 01/13/31 ~	$853,000	779,557
3.375% due 08/05/26 ~	507,000	537,620
4.000% due 01/14/23 ~	909,000	956,261

		2,273,438

Indonesia - 3.9%

Indonesia Government
4.750% due 07/18/47 ~	712,000	804,977
5.125% due 01/15/45 ~	1,814,000	2,154,728
5.250% due 01/17/42 ~	718,000	860,845
5.250% due 01/08/47 ~	1,142,000	1,384,679
5.950% due 01/08/46 ~	712,000	939,361
Indonesia Treasury
6.125% due 05/15/28	IDR 4,411,000,000	294,880
6.625% due 05/15/33	8,016,000,000	537,836
7.000% due 05/15/27	19,727,000,000	1,414,721
7.000% due 09/15/30	31,016,000,000	2,166,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
7.500% due 06/15/35	IDR 10,661,000,000	$750,145
7.500% due 05/15/38	2,751,000,000	191,138
8.250% due 05/15/29	44,455,000,000	3,345,434
8.250% due 05/15/36	7,350,000,000	544,396
8.375% due 03/15/24	23,484,000,000	1,743,055
8.375% due 09/15/26	17,695,000,000	1,349,632
8.375% due 04/15/39	20,970,000,000	1,545,413
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/50 ~	$400,000	406,464
4.325% due 05/28/25 ~	250,000	278,383
4.550% due 03/29/26 ~	1,045,000	1,181,435

		21,894,136

Iraq - 0.1%

Iraq Government (Iraq) 5.800% due 01/15/28 ~	529,375	502,086

Ivory Coast - 0.8%

Ivory Coast Government
4.875% due 01/30/32 ~	EUR 1,042,000	1,194,355
5.875% due 10/17/31 ~	1,186,000	1,471,977
6.125% due 06/15/33 ~	$200,000	205,010
6.875% due 10/17/40 ~	EUR 1,522,000	1,874,895

		4,746,237

Jamaica - 0.2%

Jamaica Government (Jamaica) 7.875% due 07/28/45	$783,000	1,064,880

Kazakhstan - 0.3%

Kazakhstan Government (Kazakhstan) 6.500% due 07/21/45 ~	1,199,000	1,704,474

Kenya - 0.2%

Kenya Government (Kenya) 8.000% due 05/22/32 ~	850,000	904,863

Lebanon - 0.5%

Lebanon Government
5.800% due 04/14/22 * Y ~	1,705,000	204,600
6.000% due 01/27/23 Y ~	770,000	94,477
6.100% due 10/04/22 Y ~	5,298,000	636,767
6.150% due 06/19/21 Y	3,402,000	408,240
6.375% due 03/09/22 * Y	2,389,000	286,680
6.600% due 11/27/26 Y ~	989,000	121,178
6.850% due 03/23/27 * Y ~	2,021,000	245,705
7.000% due 03/23/32 * Y ~	1,376,000	168,161
7.050% due 11/02/35 * Y ~	119,000	14,518
7.250% due 03/23/37 * Y ~	1,060,000	130,316
8.250% due 04/12/21 Y ~	4,795,000	575,400

		2,886,042

Malaysia - 0.9%

Malaysia Government
2.632% due 04/15/31	MYR 7,241,000	1,650,878
3.733% due 06/15/28	2,224,000	558,114
3.757% due 05/22/40	180,000	40,678
3.828% due 07/05/34	986,000	236,263
3.885% due 08/15/29	834,000	209,674
3.899% due 11/16/27	569,000	144,664
4.065% due 06/15/50	2,350,000	534,333
4.181% due 07/15/24	509,000	129,582
4.232% due 06/30/31	706,000	178,696
4.642% due 11/07/33	2,238,000	571,935
4.893% due 06/08/38	2,134,000	551,428
4.921% due 07/06/48	328,000	83,544
4.935% due 09/30/43	353,000	90,837

		4,980,626

	Principal Amount	Value
Mexico - 4.0%

Mexican Bonos
5.750% due 03/05/26	MXN 68,970,000	$3,349,075
7.500% due 06/03/27	13,320,000	694,758
7.750% due 05/29/31	20,420,000	1,065,594
7.750% due 11/23/34	20,480,000	1,054,033
8.500% due 05/31/29	10,270,000	564,516
10.000% due 12/05/24	87,030,000	4,868,732
10.000% due 11/20/36	17,430,000	1,066,563
Mexico Government
2.659% due 05/24/31	$688,000	650,559
3.600% due 01/30/25	543,000	592,907
3.750% due 04/19/71	2,996,000	2,606,520
3.771% due 05/24/61	3,297,000	2,925,675
4.750% due 03/08/44	638,000	675,211
5.550% due 01/21/45	777,000	899,245
5.750% due 10/12/10	894,000	995,751
6.050% due 01/11/40	480,000	578,201

		22,587,340

Mongolia - 0.3%

Development Bank of Mongolia LLC (Mongolia) 7.250% due 10/23/23 ~	506,000	549,526
Mongolia Government
5.125% due 04/07/26 ~	403,000	432,177
5.625% due 05/01/23 ~	524,000	549,456

		1,531,159

Morocco - 0.4%

Morocco Government
4.000% due 12/15/50 ~	460,000	408,352
4.250% due 12/11/22 ~	1,045,000	1,097,238
5.500% due 12/11/42 ~	509,000	560,864

		2,066,454

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	637,000	658,785
7.625% due 11/28/47 ~	932,000	906,323
7.696% due 02/23/38 ~	826,000	812,628
9.248% due 01/21/49 ~	549,000	604,586

		2,982,322

Oman - 1.1%

Oman Government
4.750% due 06/15/26 ~	550,000	566,041
6.250% due 01/25/31 ~	420,000	440,206
6.500% due 03/08/47 ~	2,909,000	2,744,717
6.750% due 01/17/48 ~	1,447,000	1,385,387
7.000% due 01/25/51 ~	845,000	835,937

		5,972,288

Pakistan - 1.3%

Pakistan Government
due 04/08/31 # ~	1,618,000	1,654,405
due 04/08/51 # ~	699,000	727,310
6.875% due 12/05/27 ~	1,678,000	1,755,849
8.250% due 04/15/24 ~	2,236,000	2,457,521
8.250% due 09/30/25 ~	594,000	659,620

		7,254,705

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Panama - 1.1%

Panama Government
4.000% due 09/22/24	$517,000	$564,197
4.300% due 04/29/53	1,203,000	1,296,040
4.500% due 05/15/47	580,000	644,302
6.700% due 01/26/36	1,085,000	1,463,996
7.125% due 01/29/26	216,000	267,613
8.875% due 09/30/27	649,000	896,658
9.375% due 04/01/29	603,000	883,763

		6,016,569

Paraguay - 0.2%

Paraguay Government
4.700% due 03/27/27 ~	555,000	621,606
5.400% due 03/30/50 ~	640,000	724,166

		1,345,772

Peru - 1.6%

Fondo MIVIVIENDA SA (Peru) 7.000% due 02/14/24 ~	PEN 824,000	247,079
Peru Government
5.350% due 08/12/40	750,000	181,605
5.400% due 08/12/34	4,339,000	1,130,484
Peruvian Government
2.780% due 12/01/60	$1,288,000	1,066,490
3.230% due 07/28/21	531,000	431,374
5.625% due 11/18/50	961,000	1,275,434
7.350% due 07/21/25	1,335,000	1,655,380
8.750% due 11/21/33	2,078,000	3,246,231

		9,234,077

Philippines - 1.7%

Philippine Government
2.650% due 12/10/45	637,000	574,159
2.950% due 05/05/45	541,000	507,605
3.900% due 11/26/22	PHP 19,000,000	399,295
3.950% due 01/20/40	$1,157,000	1,246,797
6.250% due 01/14/36	PHP 21,000,000	544,258
6.375% due 10/23/34	$936,000	1,285,362
7.750% due 01/14/31	1,309,000	1,906,329
9.500% due 02/02/30	1,245,000	1,939,320
10.625% due 03/16/25	670,000	918,279

		9,321,404

Qatar - 1.6%

Qatar Government
3.250% due 06/02/26 ~	1,746,000	1,899,910
4.400% due 04/16/50 ~	559,000	650,159
4.817% due 03/14/49 ~	3,267,000	4,010,635
5.103% due 04/23/48 ~	1,838,000	2,329,179

		8,889,883

Romania - 2.2%

Romanian Government
3.000% due 02/14/31 ~	324,000	324,727
3.375% due 01/28/50 ~	EUR 1,324,000	1,630,458
3.624% due 05/26/30 ~	540,000	727,273
4.000% due 02/14/51 ~	$3,808,000	3,696,426
4.150% due 10/24/30	RON 2,845,000	733,812
4.375% due 08/22/23 ~	1,788,000	1,943,610
5.800% due 07/26/27	7,160,000	2,011,630
6.125% due 01/22/44 ~	$258,000	328,261
6.750% due 02/07/22 ~	1,014,000	1,068,198

		12,464,395

Russia - 2.3%

Russian Federal
4.250% due 06/23/27 ~	800,000	877,102
4.375% due 03/21/29 ~	1,400,000	1,533,714

	Principal Amount	Value
5.250% due 06/23/47 ~	$2,400,000	$2,853,898
6.900% due 05/23/29	RUB 65,996,000	872,324
7.050% due 01/19/28	102,778,000	1,376,160
7.150% due 11/12/25	37,574,000	510,696
7.250% due 05/10/34	8,501,000	114,591
7.400% due 07/17/24	37,418,000	512,726
7.700% due 03/16/39	3,276,000	46,383
7.750% due 09/16/26	43,208,000	601,003
7.950% due 10/07/26	19,670,000	275,396
8.500% due 09/17/31	209,123,000	3,081,944

		12,655,937

Saudi Arabia - 1.6%

Saudi Government
3.450% due 02/02/61 ~	$923,000	851,380
3.750% due 01/21/55 ~	1,276,000	1,253,746
4.500% due 04/22/60 ~	1,006,000	1,125,483
4.625% due 10/04/47 ~	594,000	667,550
5.000% due 04/17/49 ~	1,880,000	2,230,791
5.250% due 01/16/50 ~	2,286,000	2,808,998

		8,937,948

South Africa - 3.9%

Republic of South Africa Government
4.300% due 10/12/28	2,043,000	2,016,237
5.000% due 10/12/46	497,000	429,413
5.650% due 09/27/47	1,405,000	1,297,265
5.750% due 09/30/49	805,000	743,260
5.875% due 05/30/22	538,000	567,676
5.875% due 06/22/30	531,000	569,678
8.000% due 01/31/30	ZAR 53,471,000	3,305,842
8.250% due 03/31/32	170,730,000	10,005,209
8.750% due 01/31/44	1,000	53
8.750% due 02/28/48	2,000	106
8.875% due 02/28/35	20,090,000	1,156,405
9.000% due 01/31/40	13,089,000	725,142
10.500% due 12/21/26	10,616,000	817,418

		21,633,704

Sri Lanka - 0.4%

Sri Lanka Government
6.750% due 04/18/28 ~	$400,000	246,776
6.825% due 07/18/26 ~	576,000	356,130
7.550% due 03/28/30 ~	1,106,000	683,718
7.850% due 03/14/29 ~	1,317,000	813,998

		2,100,622

Thailand - 0.5%

Thailand Government
2.000% due 06/17/42	THB 25,876,000	734,096
2.875% due 06/17/46	1,724,000	55,713
3.300% due 06/17/38	27,892,000	979,679
3.400% due 06/17/36	18,969,000	674,740
3.600% due 06/17/67	11,030,000	393,217

		2,837,445

Turkey - 1.8%

Turkey Government
3.250% due 03/23/23	$595,000	573,816
4.250% due 03/13/25	440,000	410,564
4.875% due 04/16/43	1,745,000	1,338,328
5.600% due 11/14/24	491,000	482,361
5.750% due 03/22/24	858,000	851,921
5.750% due 05/11/47	1,428,000	1,163,927
5.875% due 06/26/31	1,805,000	1,636,936
6.000% due 03/25/27	620,000	596,204
6.000% due 01/14/41	342,000	290,700
6.125% due 10/24/28	384,000	364,138

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.350% due 08/10/24	$478,000	$480,617
6.875% due 03/17/36	375,000	357,047
7.250% due 12/23/23	400,000	413,460
10.500% due 08/11/27	TRY 1,356,000	115,282
10.600% due 02/11/26	1,640,000	149,754
10.700% due 08/17/22	3,635,000	401,700
11.700% due 11/13/30	2,500,000	212,995
12.600% due 10/01/25	2,500,000	250,083

		10,089,833

Ukraine - 2.5%

Ukraine Government
7.253% due 03/15/33 ~	$1,258,000	1,254,798
7.375% due 09/25/32 ~	4,469,000	4,506,857
7.750% due 09/01/21 ~	477,000	486,562
7.750% due 09/01/23 ~	1,260,000	1,360,800
7.750% due 09/01/24 ~	536,000	580,748
7.750% due 09/01/25 ~	1,459,000	1,589,371
7.750% due 09/01/26 ~	1,493,000	1,623,043
7.750% due 09/01/27 ~	301,000	322,608
8.994% due 02/01/24 ~	407,000	452,625
9.750% due 11/01/28 ~	1,007,000	1,175,717
15.840% due 02/26/25 ~	UAH 20,510,000	819,070
17.000% due 05/11/22 ~	4,427,000	169,604

		14,341,803

United Arab Emirates - 0.6%

Abu Dhabi Government
3.125% due 09/30/49 ~	$1,370,000	1,309,158
3.875% due 04/16/50 ~	1,643,000	1,789,539

		3,098,697

Uruguay - 2.1%

Uruguay Government
3.875% due 07/02/40 ^	UYU 75,359,316	1,980,195
4.125% due 11/20/45	$771,086	863,678
4.375% due 12/15/28 ^	UYU 21,394,129	576,456
4.975% due 04/20/55	$2,942,770	3,616,900
5.100% due 06/18/50	919,124	1,142,613
7.625% due 03/21/36	922,000	1,413,366
7.875% due 01/15/33	1,159,000	1,749,418
Uruguay Monetary Regulation Bill
5.851% due 10/15/21	UYU 4,656,000	102,105
6.250% due 03/02/22	8,672,000	185,487

		11,630,218

Venezuela - 0.6%

Venezuela Government
7.750% due 10/13/21 * Y ~	$913,000	91,300
8.250% due 10/13/24 * Y ~	1,784,900	185,630
9.000% due 05/07/23 * Y ~	816,000	84,864
9.250% due 09/15/27 * Y	2,467,000	259,035
9.250% due 05/07/28 * Y ~	1,282,000	134,610
11.750% due 10/21/26 * Y ~	7,749,400	805,938
11.950% due 08/05/31 * Y ~	13,257,100	1,391,995
12.750% due 08/23/22 * Y ~	1,624,000	172,144

		3,125,516

Vietnam - 0.3%

Vietnam Government (Vietnam) 4.800% due 11/19/24 ~	1,299,000	1,457,988

Zambia - 0.1%

Zambia Government 8.970% due 07/30/27 Y ~	1,405,000	798,293

Total Foreign Government Bonds & Notes (Cost $389,712,031)		369,090,503

	Principal Amount	Value
SHORT-TERM INVESTMEANTS - 7.2%

Foreign Government Issues - 1.0%

Egypt Treasury Bills
1.086% due 05/18/21	EGP 19,000,000	$1,194,161
1.297% due 05/25/21	5,900,000	369,853
1.464% due 06/01/21	9,250,000	578,593
3.182% due 08/10/21	55,925,000	3,409,565
Uruguay Monetary Regulation Bill (Uruguay) 2.433% due 12/03/21	UYU 3,801,000	82,570

		5,634,742

Repurchase Agreement - 6.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $34,672,188; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $35,365,652)	$34,672,188	34,672,188

Total Short-Term Investments (Cost $40,304,554)		40,306,930

TOTAL INVESTMENTS - 99.5% (Cost $587,958,079)		558,484,842

DERIVATIVES - (0.6%)		(3,495,909)

OTHER ASSETS & LIABILITIES, NET - 1.1%		6,124,469

NET ASSETS - 100.0%		$561,113,402

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $13,051,396 or 2.3% of the Fund’s net assets were in default as of March 31, 2021.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	64,618,028	USD	11,376,413	04/21	BRC	$103,786	$-
BRL	63,048,863	USD	11,066,446	04/21	BSC	134,972	-
BRL	49,552,003	USD	8,942,710	04/21	CSF	-	(139,177)
BRL	21,830,848	USD	3,831,788	04/21	DUB	46,735	-
BRL	29,290,321	USD	5,141,088	04/21	HSB	62,703	-
CLP	1,282,706,840	USD	1,790,000	04/21	BNP	-	(9,216)
CLP	2,425,799,402	USD	3,352,172	04/21	BSC	15,569	-
CLP	1,183,812,500	USD	1,625,000	04/21	MSC	18,489	-
CNH	86,973,501	USD	13,376,043	05/21	HSB	-	(163,092)
CNH	83,579,072	USD	12,760,000	06/21	CIT	-	(95,890)
CNH	50,983,200	USD	7,808,611	06/21	HSB	-	(83,509)
COP	5,657,736,750	USD	1,585,000	04/21	CSF	-	(40,394)
CZK	94,931,587	USD	4,427,531	04/21	BNP	-	(162,004)
CZK	107,931,096	USD	4,940,000	04/21	SCB	-	(90,370)
CZK	91,228,687	USD	4,275,710	05/21	JPM	-	(176,395)
HUF	981,178,605	USD	3,190,000	04/21	HSB	-	(13,949)
HUF	166,451,625	USD	567,132	04/21	SCB	-	(28,333)
HUF	1,254,230,197	USD	4,243,199	05/21	BRC	-	(185,002)
IDR	10,196,400,000	USD	698,719	04/21	HSB	226	-
ILS	3,321,646	USD	1,016,149	04/21	MER	-	(22,358)
ILS	3,233,349	USD	980,000	04/21	MSC	-	(12,626)
INR	251,233,780	USD	3,430,000	05/21	BRC	-	(25,936)
INR	433,602,616	USD	5,891,700	05/21	SCB	-	(16,649)
KRW	5,084,820,000	USD	4,500,000	04/21	BNP	9,068	-
KRW	1,041,220,000	USD	929,569	04/21	BRC	-	(6,185)
KRW	1,204,557,350	USD	1,071,806	04/21	HSB	-	(3,640)
KRW	512,473,960	USD	451,284	04/21	HSB	3,184	-
KRW	9,476,079,595	USD	8,486,472	05/21	DUB	-	(83,525)
KRW	1,177,386,342	USD	1,049,420	06/21	DUB	-	(5,332)
KRW	8,064,165,355	USD	7,103,427	06/21	HSB	47,752	-
MXN	283,988,121	USD	14,082,451	04/21	CIT	-	(224,555)
MXN	89,354,266	USD	4,349,240	04/21	DUB	11,020	-
MXN	26,840,562	USD	1,322,443	04/21	HSB	-	(12,692)
MXN	16,713,799	USD	815,760	04/21	MER	-	(169)
MYR	2,060,474	USD	508,182	05/21	DUB	-	(11,019)
MYR	1,256,500	USD	305,846	05/21	SCB	-	(2,671)
PEN	6,275,851	USD	1,728,170	04/21	HSB	-	(51,704)
PEN	4,678,088	USD	1,245,000	04/21	MSC	4,656	-
PHP	36,464,831	USD	748,649	05/21	JPM	-	(1,185)
PHP	44,470,790	USD	910,000	05/21	MER	1,573	-
PLN	27,921,103	USD	7,230,000	04/21	CIT	-	(163,932)
PLN	1,336,798	USD	358,650	04/21	HSB	-	(20,343)
PLN	24,163,083	USD	6,529,416	05/21	BNP	-	(413,609)
PLN	21,331,739	USD	5,449,764	06/21	MSC	-	(49,336)
RON	7,547,187	USD	1,840,000	04/21	CIT	-	(43,283)
RON	740,250	USD	184,119	04/21	ING	-	(7,892)
RON	7,413,792	USD	1,838,556	05/21	BNP	-	(76,447)
RUB	386,046,639	USD	5,174,576	04/21	BRC	-	(83,249)
RUB	209,976,403	USD	2,798,510	04/21	CSF	-	(29,263)
RUB	5,298,159	USD	70,621	04/21	MER	-	(747)
RUB	271,229,152	USD	3,556,684	04/21	MSC	20,387	-
RUB	390,151,851	USD	5,234,674	05/21	DUB	-	(106,390)
SGD	4,500,233	USD	3,350,000	05/21	HSB	-	(5,486)
SGD	7,933,384	USD	5,970,104	05/21	SCB	-	(74,116)
THB	120,893,290	USD	3,910,000	04/21	BNP	-	(41,855)
THB	219,193,432	USD	7,302,248	04/21	DUB	-	(288,857)
THB	7,590,000	USD	252,600	05/21	DUB	-	(9,774)
THB	2,747,209	USD	88,274	06/21	HSB	-	(391)
THB	2,747,209	USD	88,562	06/21	SCB	-	(679)
TRY	30,133,128	USD	4,136,382	04/21	BRC	-	(562,696)
TRY	23,225,778	USD	2,763,000	04/21	CIT	-	(8,502)
TWD	84,918,120	USD	3,010,000	06/21	BRC	-	(3,339)
TWD	125,157,153	USD	4,556,969	06/21	JPM	-	(125,582)
USD	11,413,005	BRL	63,048,863	04/21	BSC	211,587	-
USD	11,341,869	BRL	64,618,028	04/21	BRC	-	(138,331)
USD	8,697,454	BRL	49,552,003	04/21	CSF	-	(106,079)
USD	3,800,000	BRL	21,830,848	04/21	DUB	-	(78,523)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	5,388,311	BRL	29,290,321	04/21	HSB	$184,520	$-
USD	11,361,012	BRL	64,618,028	05/21	BRC	-	(99,394)
USD	1,980,000	CLP	1,397,543,400	04/21	CSF	39,788	-
USD	892,824	CNH	5,877,931	06/21	HSB	2,185	-
USD	2,250,616	COP	7,946,923,314	04/21	CSF	81,044	-
USD	2,862,000	CZK	63,226,131	04/21	BNP	21,082	-
USD	315,963	CZK	7,007,708	04/21	CIT	1,088	-
USD	1,194,040	CZK	26,528,584	05/21	MER	1,991	-
USD	315,000	EGP	5,150,250	06/21	BRC	-	(4,055)
USD	1,237,000	EGP	20,148,335	06/21	HSB	-	(10,964)
USD	333,000	EGP	5,416,245	06/21	MER	-	(2,419)
USD	4,937,154	EUR	4,140,142	04/21	DUB	81,205	-
USD	2,257,187	EUR	1,899,105	04/21	MER	29,738	-
USD	728,363	HUF	225,045,300	04/21	BNP	-	(104)
USD	715,660	HUF	220,737,455	04/21	SCB	1,138	-
USD	719,069	IDR	10,196,400,000	04/21	CIT	20,125	-
USD	2,207,809	IDR	31,985,035,771	04/21	DUB	19,904	-
USD	4,353,225	IDR	62,655,281,635	04/21	JPM	67,351	-
USD	176,058	IDR	2,498,900,000	05/21	SCB	5,387	-
USD	171,459	IDR	2,485,900,000	06/21	HSB	2,488	-
USD	690,299	IDR	10,196,400,000	07/21	HSB	-	(355)
USD	2,420,000	KRW	2,758,251,310	04/21	SCB	-	(26,019)
USD	7,102,113	KRW	8,064,165,355	05/21	HSB	-	(48,814)
USD	1,238,000	KRW	1,411,914,240	05/21	SCB	-	(14,020)
USD	451,419	KRW	512,473,960	06/21	HSB	-	(3,034)
USD	2,590,000	MXN	54,205,592	04/21	DUB	-	(55,095)
USD	7,574,106	MXN	156,541,920	04/21	JPM	-	(64,741)
USD	6,319,955	MXN	131,992,949	04/21	MER	-	(120,964)
USD	1,960,000	PEN	7,154,392	04/21	DUB	48,849	-
USD	1,139,030	PLN	4,418,855	04/21	BNP	20,738	-
USD	1,057,778	RON	4,352,181	04/21	CIT	21,678	-
USD	92,097	TRY	678,803	04/21	CSF	11,594	-
USD	176,039	TRY	1,298,649	04/21	HSB	22,024	-
USD	5,958,740	ZAR	89,042,643	04/21	BNP	-	(54,052)
USD	364,003	ZAR	5,396,377	04/21	DUB	-	(399)
USD	2,302,747	ZAR	35,169,171	04/21	JPM	-	(72,125)
USD	1,042,444	ZAR	15,568,903	05/21	MER	-	(5,037)
ZAR	54,170,833	USD	3,670,000	04/21	CIT	-	(12,000)

Total Forward Foreign Currency Contracts						$1,375,624	($4,699,869)

(c)	Swap agreements outstanding as of March 31, 2021 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.680%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 24,721,348	($134,610)	$-	($134,610)
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY 14,541,000	(14,507)	-	(14,507)
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,822,000	(12,645)	-	(12,645)
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,101,000	(11,608)	-	(11,608)
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	8,446,000	(6,006)	-	(6,006)
2.833%	3-Month CNY-RRR	Q/Q	LCH	06/16/26	32,600,000	7,712	-	7,712

						($171,664)	$-	($171,664)

Total Swap Agreements						($171,664)	$-	($171,664)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$149,087,409	$-	$149,087,409	$-
	Foreign Government Bonds & Notes	369,090,503	-	369,090,503	-
	Short-Term Investments	40,306,930	-	40,306,930	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,375,624	-	1,375,624	-
	Interest Rate Contracts
	Swaps	7,712	-	7,712	-

	Total Asset - Derivatives	1,383,336	-	1,383,336	-

	Total Assets	559,868,178	-	559,868,178	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,699,869)	-	(4,699,869)	-
	Interest Rate Contracts
	Swaps	(179,376)	-	(179,376)	-

	Total Liabilities - Derivatives	(4,879,245)	-	(4,879,245)	-

	Total Liabilities	(4,879,245)	-	(4,879,245)	-

	Total	$554,988,933	$-	$554,988,933	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Basic Materials - 3.1%

Air Products & Chemicals Inc	43,407	$12,212,125
Ecolab Inc	8,285	1,773,570
Linde PLC (United Kingdom)	54,561	15,284,719
PPG Industries Inc	32,493	4,882,398
RPM International Inc	98,459	9,043,459
The Sherwin-Williams Co	13,406	9,893,762

		53,090,033

Communications - 3.3%

AT&T Inc	141,631	4,287,170
Comcast Corp ‘A’	538,387	29,132,121
The Walt Disney Co*	123,770	22,838,040

		56,257,331

Consumer, Cyclical - 9.6%

Costco Wholesale Corp	28,032	9,880,719
Cummins Inc	29,400	7,617,834
Dollar General Corp	111,478	22,587,672
Hilton Worldwide Holdings Inc*	114,013	13,786,452
Las Vegas Sands Corp	137,339	8,344,718
Marriott International Inc ‘A’ *	62,649	9,278,943
McDonald’s Corp	78,163	17,519,455
NIKE Inc ‘B’	64,843	8,616,986
PACCAR Inc	63,066	5,860,093
Ross Stores Inc	191,037	22,907,247
The Home Depot Inc	73,154	22,330,258
Tractor Supply Co	45,833	8,116,108
Yum! Brands Inc	90,811	9,823,934

		166,670,419

Consumer, Non-Cyclical - 24.1%

AbbVie Inc	223,007	24,133,818
AstraZeneca PLC ADR (United Kingdom)	163,000	8,104,360
Automatic Data Processing Inc	58,648	11,053,389
Avery Dennison Corp	82,379	15,128,903
Becton Dickinson and Co	73,015	17,753,597
Cigna Corp	58,519	14,146,383
Cintas Corp	15,097	5,152,757
Colgate-Palmolive Co	76,282	6,013,310
Danaher Corp	174,827	39,350,061
Diageo PLC (United Kingdom)	136,724	5,616,822
Eli Lilly & Co	74,800	13,974,136
Equifax Inc	63,936	11,580,728
Johnson & Johnson	118,348	19,450,494
McCormick & Co Inc	65,564	5,845,686
Medtronic PLC	133,165	15,730,781
Mondelez International Inc ‘A’	393,195	23,013,703
Nestle SA (Switzerland)	83,783	9,339,826
PepsiCo Inc	166,000	23,480,700
Philip Morris International Inc	138,837	12,320,395
S&P Global Inc	33,696	11,890,308
Stryker Corp	85,975	20,941,791
The Coca-Cola Co	367,453	19,368,448
Thermo Fisher Scientific Inc	60,058	27,409,270
UnitedHealth Group Inc	100,083	37,237,882
Zoetis Inc	114,904	18,095,082

		416,132,630

Energy - 1.2%

EOG Resources Inc	153,485	11,132,267
TOTAL SE (France)	224,634	10,472,380

		21,604,647

	Shares	Value
Financial - 19.1%

American Express Co	54,316	$7,682,455
American Tower Corp REIT	86,644	20,713,115
Aon PLC ‘A’	68,775	15,825,815
Bank of America Corp	322,900	12,493,001
Chubb Ltd	146,476	23,138,814
CME Group Inc	46,282	9,452,173
Crown Castle International Corp REIT	78,317	13,480,705
Equity Residential REIT	284,815	20,401,298
JPMorgan Chase & Co	260,649	39,678,597
Marsh & McLennan Cos Inc	214,953	26,181,275
Morgan Stanley	306,706	23,818,788
The Charles Schwab Corp	326,675	21,292,677
The PNC Financial Services Group Inc	61,000	10,700,010
The Progressive Corp	73,985	7,073,706
Visa Inc ‘A’	221,266	46,848,650
Wells Fargo & Co	550,111	21,492,837
Willis Towers Watson PLC	45,246	10,355,905

		330,629,821

Industrial – 14.5%

Agilent Technologies Inc	147,165	18,710,558
Amphenol Corp ‘A’	170,694	11,260,683
Ball Corp	241,241	20,442,762
Caterpillar Inc	21,500	4,985,205
Deere & Co	21,140	7,909,320
Fortive Corp	124,873	8,821,029
General Electric Co	1,945,635	25,546,187
Honeywell International Inc	116,292	25,243,504
Howmet Aerospace Inc	161,923	5,202,586
Illinois Tool Works Inc	49,745	11,019,512
JB Hunt Transport Services Inc	73,614	12,372,305
Northrop Grumman Corp	37,740	12,214,174
Rockwell Automation Inc	20,501	5,441,785
Sealed Air Corp	202,824	9,293,396
TE Connectivity Ltd	107,573	13,888,750
Union Pacific Corp	93,821	20,679,087
United Parcel Service Inc ‘B’	105,425	17,921,196
Waste Connections Inc	177,407	19,156,408

		250,108,447

Technology – 18.1%

Accenture PLC ‘A’	114,614	31,662,117
Apple Inc	495,375	60,510,056
Applied Materials Inc	152,120	20,323,232
Broadridge Financial Solutions Inc	90,157	13,803,037
Fidelity National Information Services Inc	136,757	19,229,402
Microchip Technology Inc	89,935	13,959,711
Microsoft Corp	399,101	94,096,043
QUALCOMM Inc	52,601	6,974,367
Roper Technologies Inc	59,206	23,880,148
Texas Instruments Inc	149,747	28,300,685

		312,738,798

Utilities - 4.3%

Ameren Corp	97,918	7,966,609
American Electric Power Co Inc	120,620	10,216,514
American Water Works Co Inc	48,334	7,246,233
Atmos Energy Corp	109,931	10,866,679
Eversource Energy	66,999	5,801,444
NextEra Energy Inc	249,079	18,832,863
Sempra Energy	95,857	12,708,721

		73,639,063

Total Common Stocks (Cost $1,131,554,846)		1,680,871,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $44,079,616; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $44,961,309)	$44,079,616	$44,079,616

Total Short-Term Investment (Cost $44,079,616)		44,079,616

TOTAL INVESTMENTS - 99.9% (Cost $1,175,634,462)		1,724,950,805

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,168,026

NET ASSETS - 100.0%		$1,727,118,831

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$53,090,033	$53,090,033	$-	$-
	Communications	56,257,331	56,257,331	-	-
	Consumer, Cyclical	166,670,419	166,670,419	-	-
	Consumer, Non-Cyclical	416,132,630	401,175,982	14,956,648	-
	Energy	21,604,647	11,132,267	10,472,380	-
	Financial	330,629,821	330,629,821	-	-
	Industrial	250,108,447	250,108,447	-	-
	Technology	312,738,798	312,738,798	-	-
	Utilities	73,639,063	73,639,063	-	-

	Total Common Stocks	1,680,871,189	1,655,442,161	25,429,028	-

	Short-Term Investment	44,079,616	-	44,079,616	-

	Total	$1,724,950,805	$1,655,442,161	$69,508,644	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 2.2%

Air Products & Chemicals Inc	25,061	$7,050,662
Albemarle Corp	12,864	1,879,559
Celanese Corp	12,931	1,937,193
CF Industries Holdings Inc	24,078	1,092,660
Dow Inc	84,402	5,396,664
DuPont de Nemours Inc	64,871	5,013,231
Eastman Chemical Co	15,373	1,692,875
Ecolab Inc	28,166	6,029,496
FMC Corp	14,522	1,606,278
Freeport-McMoRan Inc*	165,183	5,439,476
International Flavors & Fragrances Inc	28,171	3,932,953
International Paper Co	44,521	2,407,251
Linde PLC (United Kingdom)	59,215	16,588,490
LyondellBasell Industries NV ‘A’	29,139	3,031,913
Newmont Corp	90,641	5,462,933
Nucor Corp	33,756	2,709,594
PPG Industries Inc	26,836	4,032,377
The Mosaic Co	38,566	1,219,071
The Sherwin-Williams Co	9,133	6,740,245

		83,262,921

Communications - 15.9%

Alphabet Inc ‘A’ *	34,061	70,251,494
Alphabet Inc ‘C’ *	32,646	67,532,495
Amazon.com Inc*	48,477	149,991,716
Arista Networks Inc*	6,157	1,858,737
AT&T Inc	807,723	24,449,775
Booking Holdings Inc*	4,639	10,808,128
CDW Corp	15,968	2,646,696
Charter Communications Inc ‘A’ *	16,017	9,882,809
Cisco Systems Inc	478,147	24,724,981
Comcast Corp ‘A’	517,722	28,013,937
Corning Inc	87,023	3,786,371
Discovery Inc ‘A’ *	18,403	799,794
Discovery Inc ‘C’ *	32,808	1,210,287
DISH Network Corp ‘A’ *	29,436	1,065,583
eBay Inc	73,212	4,483,503
Etsy Inc*	14,276	2,879,041
Expedia Group Inc	16,234	2,794,196
F5 Networks Inc*	6,982	1,456,585
Facebook Inc ‘A’ *	272,434	80,239,986
Fox Corp ‘A’	37,868	1,367,414
Fox Corp ‘B’	18,352	641,035
Juniper Networks Inc	36,259	918,441
Lumen Technologies Inc	108,763	1,451,986
Motorola Solutions Inc	19,144	3,600,029
Netflix Inc*	50,161	26,166,987
News Corp ‘A’	44,294	1,126,396
News Corp ‘B’	15,851	371,865
NortonLifeLock Inc	65,904	1,401,119
Omnicom Group Inc	24,352	1,805,701
T-Mobile US Inc*	66,156	8,288,685
The Interpublic Group of Cos Inc	45,630	1,332,396
The Walt Disney Co*	205,592	37,935,836
Twitter Inc*	90,396	5,751,898
VeriSign Inc*	11,272	2,240,423
Verizon Communications Inc	468,675	27,253,451
ViacomCBS Inc ‘B’	64,278	2,898,938

		613,428,714

Consumer, Cyclical - 9.7%

Advance Auto Parts Inc	7,421	1,361,679
Alaska Air Group Inc	13,969	966,794
American Airlines Group Inc	73,874	1,765,589

	Shares	Value
Aptiv PLC*	30,582	$4,217,258
AutoZone Inc*	2,512	3,527,602
Best Buy Co Inc	26,101	2,996,656
BorgWarner Inc	27,071	1,255,012
Caesars Entertainment Inc*	23,589	2,062,858
CarMax Inc*	18,409	2,442,138
Carnival Corp*	89,953	2,387,353
Chipotle Mexican Grill Inc*	3,188	4,529,574
Copart Inc*	23,553	2,558,091
Costco Wholesale Corp	50,134	17,671,232
Cummins Inc	16,763	4,343,461
Darden Restaurants Inc	14,761	2,096,062
Delta Air Lines Inc*	72,275	3,489,437
Dollar General Corp	27,748	5,622,300
Dollar Tree Inc*	26,637	3,048,871
Domino’s Pizza Inc	4,395	1,616,437
DR Horton Inc	37,485	3,340,663
Fastenal Co	65,048	3,270,613
Ford Motor Co*	442,591	5,421,740
General Motors Co	143,610	8,251,831
Genuine Parts Co	16,355	1,890,474
Hanesbrands Inc	40,940	805,290
Hasbro Inc	13,932	1,339,144
Hilton Worldwide Holdings Inc*	31,441	3,801,846
L Brands Inc*	26,458	1,636,692
Las Vegas Sands Corp	37,200	2,260,272
Leggett & Platt Inc	14,366	655,808
Lennar Corp ‘A’	31,089	3,147,139
Live Nation Entertainment Inc*	16,254	1,375,901
LKQ Corp*	31,604	1,337,797
Lowe’s Cos Inc	82,791	15,745,192
Marriott International Inc ‘A’ *	30,129	4,462,406
McDonald’s Corp	84,441	18,926,606
MGM Resorts International	46,518	1,767,219
Mohawk Industries Inc*	6,654	1,279,631
Newell Brands Inc	44,951	1,203,788
NIKE Inc ‘B’	144,004	19,136,692
Norwegian Cruise Line Holdings Ltd*	38,177	1,053,303
NVR Inc*	392	1,846,685
O’Reilly Automotive Inc*	7,951	4,033,145
PACCAR Inc	39,293	3,651,106
Penn National Gaming Inc*	16,837	1,765,191
Pool Corp	4,418	1,525,270
PulteGroup Inc	30,114	1,579,178
PVH Corp	8,349	882,489
Ralph Lauren Corp	4,897	603,114
Ross Stores Inc	40,320	4,834,771
Royal Caribbean Cruises Ltd	24,794	2,122,614
Southwest Airlines Co	66,899	4,084,853
Starbucks Corp	133,338	14,569,843
Tapestry Inc*	31,467	1,296,755
Target Corp	56,728	11,236,115
Tesla Inc*	86,968	58,088,536
The Gap Inc*	23,476	699,115
The Home Depot Inc	121,933	37,220,048
The TJX Cos Inc	135,980	8,995,077
Tractor Supply Co	13,172	2,332,498
Ulta Beauty Inc*	6,381	1,972,814
Under Armour Inc ‘A’ *	19,997	443,133
Under Armour Inc ‘C’ *	23,012	424,802
United Airlines Holdings Inc*	36,072	2,075,583
VF Corp	36,379	2,907,410
Walgreens Boots Alliance Inc	81,223	4,459,143
Walmart Inc	157,014	21,327,212
Whirlpool Corp	7,109	1,566,468
WW Grainger Inc	4,983	1,997,834
Wynn Resorts Ltd	12,045	1,510,082
Yum! Brands Inc	33,983	3,676,281

		373,795,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 20.0%

Abbott Laboratories	200,638	$24,044,458
AbbVie Inc	199,999	21,643,892
ABIOMED Inc*	5,097	1,624,567
Alexion Pharmaceuticals Inc*	24,899	3,807,306
Align Technology Inc*	8,156	4,416,719
Altria Group Inc	210,510	10,769,692
AmerisourceBergen Corp	16,693	1,970,943
Amgen Inc	65,413	16,275,409
Anthem Inc	27,738	9,956,555
Archer-Daniels-Midland Co	63,244	3,604,908
Automatic Data Processing Inc	48,467	9,134,576
Avery Dennison Corp	9,402	1,726,677
Baxter International Inc	57,207	4,824,838
Becton Dickinson and Co	32,908	8,001,580
Bio-Rad Laboratories Inc ‘A’ *	2,554	1,458,768
Biogen Inc*	17,253	4,826,527
Boston Scientific Corp*	160,504	6,203,480
Bristol-Myers Squibb Co	253,750	16,019,238
Brown-Forman Corp ‘B’	20,644	1,423,817
Campbell Soup Co	22,767	1,144,497
Cardinal Health Inc	33,260	2,020,545
Catalent Inc*	19,594	2,063,444
Centene Corp*	65,870	4,209,752
Church & Dwight Co Inc	27,758	2,424,661
Cigna Corp	39,849	9,633,097
Cintas Corp	9,992	3,410,370
Colgate-Palmolive Co	96,106	7,576,036
Conagra Brands Inc	55,335	2,080,596
Constellation Brands Inc ‘A’	19,257	4,390,596
Corteva Inc	84,270	3,928,667
CVS Health Corp	148,520	11,173,160
Danaher Corp	71,789	16,158,268
DaVita Inc*	7,816	842,330
Dentsply Sirona Inc	24,679	1,574,767
DexCom Inc*	10,893	3,914,835
Edwards Lifesciences Corp*	70,731	5,915,941
Eli Lilly & Co	90,095	16,831,548
Equifax Inc	13,795	2,498,688
FleetCor Technologies Inc*	9,447	2,537,748
Gartner Inc*	10,048	1,834,262
General Mills Inc	69,250	4,246,410
Gilead Sciences Inc	142,318	9,198,012
Global Payments Inc	33,438	6,740,432
HCA Healthcare Inc	30,029	5,655,662
Henry Schein Inc*	15,796	1,093,715
Hologic Inc*	29,182	2,170,557
Hormel Foods Corp	31,051	1,483,617
Humana Inc	14,595	6,118,954
IDEXX Laboratories Inc*	9,675	4,734,074
IHS Markit Ltd	42,222	4,086,245
Illumina Inc*	16,524	6,346,207
Incyte Corp*	21,164	1,719,998
Intuitive Surgical Inc*	13,332	9,851,548
IQVIA Holdings Inc*	21,664	4,184,185
Johnson & Johnson	297,717	48,929,789
Kellogg Co	28,517	1,805,126
Kimberly-Clark Corp	38,282	5,323,112
Laboratory Corp of America Holdings*	11,054	2,819,102
Lamb Weston Holdings Inc	17,295	1,340,017
MarketAxess Holdings Inc	4,303	2,142,550
McCormick & Co Inc	28,195	2,513,866
McKesson Corp	18,008	3,512,280
Medtronic PLC	152,679	18,035,970
Merck & Co Inc	286,576	22,092,144
Molson Coors Beverage Co ‘B’	22,124	1,131,643
Mondelez International Inc ‘A’	159,932	9,360,820
Monster Beverage Corp*	41,871	3,814,029
Moody’s Corp	18,224	5,441,869
Nielsen Holdings PLC	41,795	1,051,144

	Shares	Value
PayPal Holdings Inc*	132,644	$32,211,269
PepsiCo Inc	156,251	22,101,704
PerkinElmer Inc	12,597	1,616,069
Perrigo Co PLC	14,209	575,038
Pfizer Inc	631,706	22,886,708
Philip Morris International Inc	176,377	15,651,695
Quanta Services Inc	15,390	1,354,012
Quest Diagnostics Inc	15,115	1,939,859
Regeneron Pharmaceuticals Inc*	11,924	5,641,721
ResMed Inc	16,480	3,197,450
Robert Half International Inc	12,333	962,837
Rollins Inc	23,839	820,538
S&P Global Inc	27,261	9,619,589
STERIS PLC	9,667	1,841,370
Stryker Corp	37,068	9,029,023
Sysco Corp	57,808	4,551,802
Teleflex Inc	5,288	2,196,952
The Clorox Co	14,247	2,747,961
The Coca-Cola Co	439,254	23,153,078
The Cooper Cos Inc	5,567	2,138,229
The Estee Lauder Cos Inc ‘A’	26,019	7,567,626
The Hershey Co	16,598	2,625,140
The JM Smucker Co	12,411	1,570,364
The Kraft Heinz Co	73,423	2,936,920
The Kroger Co	86,228	3,103,346
The Procter & Gamble Co	278,893	37,770,479
Thermo Fisher Scientific Inc	44,600	20,354,548
Tyson Foods Inc ‘A’	33,379	2,480,060
United Rentals Inc*	8,177	2,692,768
UnitedHealth Group Inc	107,064	39,835,302
Universal Health Services Inc ‘B’	8,538	1,138,884
Varian Medical Systems Inc*	10,401	1,836,089
Verisk Analytics Inc	18,437	3,257,634
Vertex Pharmaceuticals Inc*	29,442	6,326,791
Viatris Inc*	136,711	1,909,853
West Pharmaceutical Services Inc	8,393	2,364,980
Zimmer Biomet Holdings Inc	23,541	3,768,443
Zoetis Inc	53,816	8,474,944

		769,091,910

Energy - 2.8%

APA Corp	40,582	726,418
Baker Hughes Co	81,900	1,769,859
Cabot Oil & Gas Corp	48,390	908,764
Chevron Corp	218,176	22,862,663
ConocoPhillips	153,433	8,127,346
Devon Energy Corp	69,433	1,517,111
Diamondback Energy Inc	18,402	1,352,363
Enphase Energy Inc*	14,587	2,365,428
EOG Resources Inc	66,093	4,793,725
Exxon Mobil Corp	479,472	26,768,922
Halliburton Co	100,644	2,159,820
Hess Corp	30,944	2,189,598
HollyFrontier Corp	18,466	660,714
Kinder Morgan Inc	220,496	3,671,258
Marathon Oil Corp	90,675	968,409
Marathon Petroleum Corp	73,762	3,945,529
NOV Inc	48,556	666,188
Occidental Petroleum Corp	94,955	2,527,702
ONEOK Inc	50,398	2,553,163
Phillips 66	49,471	4,033,865
Pioneer Natural Resources Co	23,303	3,700,983
Schlumberger NV	158,364	4,305,917
The Williams Cos Inc	137,470	3,256,664
Valero Energy Corp	46,273	3,313,147

		109,145,556

Financial - 15.1%

Aflac Inc	72,528	3,711,983
Alexandria Real Estate Equities Inc REIT	14,303	2,349,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
American Express Co	73,903	$10,452,840
American International Group Inc	97,944	4,525,992
American Tower Corp REIT	50,330	12,031,890
Ameriprise Financial Inc	13,223	3,073,686
Aon PLC ‘A’	25,594	5,889,435
Arthur J Gallagher & Co	21,942	2,737,703
Assurant Inc	6,446	913,849
AvalonBay Communities Inc REIT	15,803	2,915,812
Bank of America Corp	860,438	33,290,346
Berkshire Hathaway Inc ‘B’ *	215,947	55,167,980
BlackRock Inc	16,077	12,121,415
Boston Properties Inc REIT	15,733	1,593,124
Capital One Financial Corp	52,012	6,617,487
Cboe Global Markets Inc	11,891	1,173,523
CBRE Group Inc ‘A’ *	38,009	3,006,892
Chubb Ltd	50,991	8,055,048
Cincinnati Financial Corp	16,979	1,750,365
Citigroup Inc	236,404	17,198,391
Citizens Financial Group Inc	48,146	2,125,646
CME Group Inc	40,660	8,303,992
Comerica Inc	15,332	1,099,918
Crown Castle International Corp REIT	48,849	8,408,378
Digital Realty Trust Inc REIT	31,839	4,484,205
Discover Financial Services	34,735	3,299,478
Duke Realty Corp REIT	42,332	1,774,981
Equinix Inc REIT	10,113	6,872,694
Equity Residential REIT	38,830	2,781,393
Essex Property Trust Inc REIT	7,361	2,001,014
Everest Re Group Ltd	4,386	1,086,895
Extra Space Storage Inc REIT	14,726	1,951,931
Federal Realty Investment Trust REIT	8,326	844,673
Fifth Third Bancorp	80,531	3,015,886
First Republic Bank	19,931	3,323,494
Franklin Resources Inc	31,577	934,679
Globe Life Inc	10,566	1,020,993
Healthpeak Properties Inc REIT	61,010	1,936,457
Host Hotels & Resorts Inc REIT	78,126	1,316,423
Huntington Bancshares Inc	113,100	1,777,932
Intercontinental Exchange Inc	63,617	7,104,747
Invesco Ltd	42,239	1,065,268
Iron Mountain Inc REIT	33,768	1,249,754
JPMorgan Chase & Co	345,605	52,611,449
KeyCorp	109,725	2,192,305
Kimco Realty Corp REIT	48,114	902,138
Lincoln National Corp	20,013	1,246,210
Loews Corp	25,708	1,318,306
M&T Bank Corp	14,569	2,208,806
Marsh & McLennan Cos Inc	57,556	7,010,321
Mastercard Inc ‘A’	99,302	35,356,477
MetLife Inc	85,140	5,175,661
Mid-America Apartment Communities Inc REIT	12,955	1,870,184
Morgan Stanley	169,959	13,199,016
Nasdaq Inc	12,909	1,903,561
Northern Trust Corp	23,593	2,479,860
People’s United Financial Inc	49,899	893,192
Principal Financial Group Inc	28,715	1,721,751
Prologis Inc REIT	83,754	8,877,924
Prudential Financial Inc	44,963	4,096,129
Public Storage REIT	17,223	4,249,947
Raymond James Financial Inc	13,801	1,691,451
Realty Income Corp REIT	42,453	2,695,765
Regency Centers Corp REIT	17,154	972,803
Regions Financial Corp	108,803	2,247,870
SBA Communications Corp REIT	12,382	3,436,624
Simon Property Group Inc REIT	37,205	4,232,813
State Street Corp	39,843	3,347,210
SVB Financial Group*	5,887	2,906,176
Synchrony Financial	61,512	2,501,078
T Rowe Price Group Inc	25,817	4,430,197
The Allstate Corp	34,303	3,941,415
The Bank of New York Mellon Corp	91,375	4,321,124

	Shares	Value
The Charles Schwab Corp	169,493	$11,047,554
The Goldman Sachs Group Inc	38,968	12,742,536
The Hartford Financial Services Group Inc	40,491	2,704,394
The PNC Financial Services Group Inc	48,023	8,423,714
The Progressive Corp	66,340	6,342,767
The Travelers Cos Inc	28,565	4,296,176
The Western Union Co	45,182	1,114,188
Truist Financial Corp	152,580	8,898,466
UDR Inc REIT	34,853	1,528,653
Unum Group	25,919	721,326
US Bancorp	154,816	8,562,873
Ventas Inc REIT	42,433	2,263,376
Visa Inc ‘A’	192,097	40,672,698
Vornado Realty Trust REIT	18,125	822,694
Wells Fargo & Co	468,217	18,293,238
Welltower Inc REIT	47,272	3,386,093
Weyerhaeuser Co REIT	84,690	3,014,964
Willis Towers Watson PLC	14,607	3,343,250
WR Berkley Corp	15,869	1,195,729
Zions Bancorp NA	19,729	1,084,306

		580,855,333

Industrial - 8.4%

3M Co	65,587	12,637,303
Agilent Technologies Inc	34,509	4,387,474
Allegion PLC	10,056	1,263,235
Amcor PLC	176,905	2,066,250
AMETEK Inc	26,113	3,335,413
Amphenol Corp ‘A’	67,858	4,476,592
AO Smith Corp	16,307	1,102,516
Ball Corp	37,140	3,147,244
Carrier Global Corp	92,545	3,907,250
Caterpillar Inc	61,760	14,320,291
CH Robinson Worldwide Inc	15,156	1,446,337
CSX Corp	86,359	8,326,735
Deere & Co	35,499	13,281,596
Dover Corp	16,269	2,230,968
Eaton Corp PLC	45,088	6,234,769
Emerson Electric Co	67,958	6,131,171
Expeditors International of Washington Inc	19,182	2,065,710
FedEx Corp	27,619	7,844,901
FLIR Systems Inc	14,294	807,182
Fortive Corp	38,289	2,704,735
Fortune Brands Home & Security Inc	15,705	1,504,853
Garmin Ltd	16,923	2,231,298
Generac Holdings Inc*	7,119	2,331,116
General Dynamics Corp	26,261	4,767,947
General Electric Co	993,032	13,038,510
Honeywell International Inc	78,770	17,098,604
Howmet Aerospace Inc	43,892	1,410,250
Huntington Ingalls Industries Inc	4,736	974,906
IDEX Corp	8,404	1,759,125
Illinois Tool Works Inc	32,636	7,229,527
Ingersoll Rand Inc*	42,004	2,067,017
Jacobs Engineering Group Inc	14,550	1,880,878
JB Hunt Transport Services Inc	9,458	1,589,606
Johnson Controls International PLC	81,576	4,867,640
Kansas City Southern	10,289	2,715,473
Keysight Technologies Inc*	21,075	3,022,155
L3Harris Technologies Inc	23,282	4,718,796
Lockheed Martin Corp	27,917	10,315,331
Martin Marietta Materials Inc	7,054	2,368,874
Masco Corp	29,123	1,744,468
Mettler-Toledo International Inc*	2,651	3,063,734
Norfolk Southern Corp	28,531	7,661,144
Northrop Grumman Corp	17,560	5,683,118
Old Dominion Freight Line Inc	10,860	2,610,853
Otis Worldwide Corp	46,169	3,160,268
Packaging Corp of America	10,535	1,416,747
Parker-Hannifin Corp	14,619	4,611,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Pentair PLC	18,808	$1,172,115
Raytheon Technologies Corp	172,092	13,297,549
Republic Services Inc	23,838	2,368,305
Rockwell Automation Inc	13,155	3,491,863
Sealed Air Corp	18,013	825,356
Snap-on Inc	6,366	1,468,891
Stanley Black & Decker Inc	18,222	3,638,387
TE Connectivity Ltd	37,476	4,838,526
Teledyne Technologies Inc*	4,120	1,704,238
Textron Inc	24,915	1,397,233
The Boeing Co*	62,135	15,827,027
Trane Technologies PLC	27,004	4,470,782
TransDigm Group Inc*	6,194	3,641,576
Trimble Inc*	28,425	2,211,181
Union Pacific Corp	75,863	16,720,964
United Parcel Service Inc ‘B’	81,489	13,852,315
Vulcan Materials Co	15,012	2,533,275
Waste Management Inc	44,091	5,688,621
Waters Corp*	7,000	1,989,190
Westinghouse Air Brake Technologies Corp	20,110	1,591,908
Westrock Co	29,845	1,553,432
Xylem Inc	20,427	2,148,512

		323,992,427

Technology - 22.2%

Accenture PLC ‘A’	71,833	19,843,866
Activision Blizzard Inc	87,746	8,160,378
Adobe Inc*	54,287	25,806,411
Advanced Micro Devices Inc*	137,245	10,773,732
Akamai Technologies Inc*	18,486	1,883,723
Analog Devices Inc	41,780	6,479,242
ANSYS Inc*	9,825	3,336,177
Apple Inc	1,787,290	218,317,473
Applied Materials Inc	103,932	13,885,315
Autodesk Inc*	24,904	6,902,144
Broadcom Inc	46,235	21,437,320
Broadridge Financial Solutions Inc	13,115	2,007,907
Cadence Design Systems Inc*	31,596	4,328,336
Cerner Corp	34,690	2,493,517
Citrix Systems Inc	13,886	1,949,039
Cognizant Technology Solutions Corp ‘A’	60,096	4,694,700
DXC Technology Co	27,887	871,748
Electronic Arts Inc	32,576	4,409,813
Fidelity National Information Services Inc	70,347	9,891,492
Fiserv Inc*	65,206	7,762,122
Fortinet Inc*	15,341	2,829,187
Hewlett Packard Enterprise Co	147,364	2,319,509
HP Inc	141,858	4,503,991
Intel Corp	460,164	29,450,496
International Business Machines Corp	101,206	13,486,712
Intuit Inc	31,014	11,880,223
IPG Photonics Corp*	4,217	889,534
Jack Henry & Associates Inc	8,426	1,278,393
KLA Corp	17,450	5,765,480
Lam Research Corp	16,185	9,633,959
Leidos Holdings Inc	15,106	1,454,406
Maxim Integrated Products Inc	30,358	2,773,810
Microchip Technology Inc	30,496	4,733,589
Micron Technology Inc*	126,698	11,176,031
Microsoft Corp	854,210	201,397,092
Monolithic Power Systems Inc	4,791	1,692,229
MSCI Inc	9,352	3,921,107
NetApp Inc	25,211	1,832,083
NVIDIA Corp	70,219	37,492,031
NXP Semiconductors NV (Netherlands)	31,373	6,316,640
Oracle Corp	210,063	14,740,121
Paychex Inc	36,351	3,563,125
Paycom Software Inc*	5,559	2,057,164
Qorvo Inc*	12,828	2,343,676
QUALCOMM Inc	128,660	17,059,029

	Shares	Value
Roper Technologies Inc	11,885	$4,793,696
salesforce.com Inc*	103,940	22,021,768
Seagate Technology PLC	22,750	1,746,063
ServiceNow Inc*	22,210	11,107,443
Skyworks Solutions Inc	18,676	3,426,672
Synopsys Inc*	17,257	4,275,939
Take-Two Interactive Software Inc*	13,045	2,305,052
Teradyne Inc	18,879	2,297,197
Texas Instruments Inc	104,224	19,697,294
Tyler Technologies Inc*	4,596	1,951,140
Western Digital Corp	34,668	2,314,089
Xilinx Inc	27,835	3,448,756
Zebra Technologies Corp ‘A’ *	6,056	2,938,250

		852,147,431

Utilities - 2.6%

Alliant Energy Corp	28,136	1,523,846
Ameren Corp	28,300	2,302,488
American Electric Power Co Inc	56,244	4,763,867
American Water Works Co Inc	20,549	3,080,706
Atmos Energy Corp	15,135	1,496,095
CenterPoint Energy Inc	64,247	1,455,194
CMS Energy Corp	32,453	1,986,773
Consolidated Edison Inc	38,781	2,900,819
Dominion Energy Inc	91,245	6,930,970
DTE Energy Co	21,946	2,921,890
Duke Energy Corp	87,057	8,403,612
Edison International	42,957	2,517,280
Entergy Corp	22,706	2,258,566
Evergy Inc	25,703	1,530,100
Eversource Energy	38,848	3,363,848
Exelon Corp	110,577	4,836,638
FirstEnergy Corp	61,523	2,134,233
NextEra Energy Inc	221,970	16,783,152
NiSource Inc	42,544	1,025,736
NRG Energy Inc	27,231	1,027,426
Pinnacle West Capital Corp	13,191	1,073,088
PPL Corp	87,093	2,511,762
Public Service Enterprise Group Inc	57,205	3,444,313
Sempra Energy	34,271	4,543,649
The AES Corp	75,668	2,028,659
The Southern Co	119,669	7,438,625
WEC Energy Group Inc	35,725	3,343,503
Xcel Energy Inc	60,893	4,049,993

		101,676,831

Total Common Stocks (Cost $2,159,529,486)		3,807,396,739

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 3/31/21, repurchase price of $39,078,647; collateralized by U.S. Treasury Notes: 2.000% due 06/30/24 and value $39,860,269)	$39,078,647	$39,078,647

Total Short-Term Investment (Cost $39,078,647)		39,078,647

TOTAL INVESTMENTS - 99.9% (Cost $2,198,608,133)		3,846,475,386

DERIVATIVES - 0.0%		301,336

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,670,984

NET ASSETS - 100.0%		$3,848,447,706

Notes to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/21	215	$42,348,214	$42,649,550	$301,336

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,807,396,739	$3,807,396,739	$-	$-
	Short-Term Investment	39,078,647	-	39,078,647	-
	Derivatives:
	Equity Contracts
	Futures	301,336	301,336	-	-

	Total	$3,846,776,722	$3,807,698,075	$39,078,647	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 2.2%

The Sherwin-Williams Co	23,711	$17,498,955

Communications - 32.2%

Alphabet Inc ‘C’ *	12,735	26,344,003
Amazon.com Inc*	20,641	63,864,905
Booking Holdings Inc*	9,570	22,296,569
Facebook Inc ‘A’ *	139,509	41,089,586
Match Group Inc*	76,670	10,532,925
Netflix Inc*	35,943	18,750,025
Snap Inc ‘A’ *	401,471	20,992,919
T-Mobile US Inc*	143,694	18,003,421
The Walt Disney Co*	46,880	8,650,298
Uber Technologies Inc*	294,910	16,075,544
Wix.com Ltd * (Israel)	31,579	8,817,488

		255,417,683

Consumer, Cyclical - 4.7%

Caesars Entertainment Inc*	83,925	7,339,241
LVMH Moet Hennessy Louis Vuitton SE (France)	25,984	17,356,039
NIKE Inc ‘B’	93,313	12,400,365

		37,095,645

Consumer, Non-Cyclical - 17.4%

Accolade Inc*	41,740	1,893,744
Align Technology Inc*	33,884	18,349,203
Ascendis Pharma AS ADR * (Denmark)	35,262	4,544,567
Boston Scientific Corp*	499,606	19,309,772
CoStar Group Inc*	18,697	15,366,877
Danaher Corp	102,176	22,997,774
Elanco Animal Health Inc*	444,609	13,093,735
Illumina Inc*	28,636	10,997,942
Neurocrine Biosciences Inc*	142,433	13,851,609
The Cooper Cos Inc	45,545	17,493,379

		137,898,602

Diversified - 0.1%

Altimeter Growth Corp UNIT *	74,607	911,698

Financial - 7.7%

American Tower Corp REIT	61,469	14,694,779
Mastercard Inc ‘A’	129,465	46,096,013

		60,790,792

Industrial - 5.3%

Crown Holdings Inc	177,594	17,233,721
Howmet Aerospace Inc	249,476	8,015,664
L3Harris Technologies Inc	80,860	16,388,705

		41,638,090

Technology - 28.8%

Adobe Inc*	49,785	23,666,295
Apple Inc	297,924	36,391,416
ASML Holding NV (Netherlands)	39,749	24,539,443
Atlassian Corp PLC ‘A’ *	41,323	8,709,235
Microsoft Corp	273,684	64,526,477
NVIDIA Corp	37,377	19,956,702
Oscar Health Inc ‘A’ *	150,342	4,041,193
Texas Instruments Inc	133,830	25,292,532
Twilio Inc ‘A’ *	33,019	11,251,554

	Shares	Value
Workday Inc ‘A’ *	38,411	$9,542,445

		227,917,292

Total Common Stocks (Cost $663,532,322)		779,168,757

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $13,428,102; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $13,696,722)	$13,428,102	13,428,102

Total Short-Term Investment (Cost $13,428,102)		13,428,102

TOTAL INVESTMENTS - 100.1% (Cost $676,960,424)		792,596,859

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(504,489)

NET ASSETS - 100.0%		$792,092,370

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$17,498,955	$17,498,955	$-	$-
	Communications	255,417,683	255,417,683	-	-
	Consumer, Cyclical	37,095,645	19,739,606	17,356,039	-
	Consumer, Non-Cyclical	137,898,602	137,898,602	-	-
	Diversified	911,698	911,698	-	-
	Financial	60,790,792	60,790,792	-	-
	Industrial	41,638,090	41,638,090	-	-
	Technology	227,917,292	227,917,292	-	-

	Total Common Stocks	779,168,757	761,812,718	17,356,039	-

	Short-Term Investment	13,428,102	-	13,428,102	-

	Total	$792,596,859	$761,812,718	$30,784,141	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 1.5%
The Sherwin-Williams Co	40,078	$29,577,965

Communications - 25.4%

Airbnb Inc ‘A’ *	3,379	635,049
Alibaba Group Holding Ltd ADR * (China)	32,033	7,262,842
Alphabet Inc ‘A’ *	50,863	104,905,955
Alphabet Inc ‘C’ *	15,600	32,270,628
Amazon.com Inc *	54,544	168,763,500
Bumble Inc ‘A’ *	80,245	5,005,683
Charter Communications Inc ‘A’ *	54,878	33,860,824
Facebook Inc ‘A’ *	259,458	76,418,165
Match Group Inc *	157,906	21,693,126
Netflix Inc *	61,428	32,044,530
Pinterest Inc ‘A’ *	137,793	10,200,816
Shopify Inc ‘A’ * (Canada)	7,992	8,843,148
Spotify Technology SA *	24,730	6,626,403
Uber Technologies Inc *	246,557	13,439,822

		521,970,491

Consumer, Cyclical - 2.8%
Chipotle Mexican Grill Inc *	8,794	12,494,691
Dollar General Corp	54,266	10,995,377
Lululemon Athletica Inc *	25,352	7,775,712
NIKE Inc ‘B’	136,232	18,103,871
Ross Stores Inc	17,464	2,094,108
Starbucks Corp	54,130	5,914,785

		57,378,544

Consumer, Non-Cyclical - 21.2%

Abbott Laboratories	272,339	32,637,106
Alnylam Pharmaceuticals Inc *	27,309	3,855,758
Becton Dickinson and Co	41,810	10,166,101
Boston Scientific Corp *	417,187	16,124,278
Colgate-Palmolive Co	236,885	18,673,644
CoStar Group Inc *	21,359	17,554,748
Danaher Corp	181,742	40,906,489
Edwards Lifesciences Corp *	131,407	10,990,881
Equifax Inc	46,166	8,362,048
Global Payments Inc	75,959	15,311,815
ICON PLC * (Ireland)	54,314	10,665,640
PayPal Holdings Inc *	224,935	54,623,215
Seagen Inc *	34,570	4,800,390
Square Inc ‘A’ *	110,175	25,015,234
STERIS PLC	31,441	5,988,882
The Estee Lauder Cos Inc ‘A’	108,896	31,672,402
Thermo Fisher Scientific Inc	92,828	42,364,843
TransUnion	180,408	16,236,720
UnitedHealth Group Inc	9,959	3,705,445
Verisk Analytics Inc	162,714	28,749,937
Vertex Pharmaceuticals Inc *	57,019	12,252,813
Zoetis Inc	151,339	23,832,866

		434,491,255

Financial - 8.6%

American Tower Corp REIT	54,517	13,032,834
Aon PLC ‘A’	53,458	12,301,220
Equinix Inc REIT	13,071	8,882,921
Mastercard Inc ‘A’	197,575	70,346,579
The Charles Schwab Corp	226,687	14,775,459
Visa Inc ‘A’	267,559	56,650,267

		175,989,280

	Shares	Value
Industrial - 3.0%

AMETEK Inc	144,967	$18,516,635
Canadian Pacific Railway Ltd (NYSE) (Canada)	40,061	15,194,736
Vulcan Materials Co	162,684	27,452,925

		61,164,296

Technology - 37.2%
Activision Blizzard Inc	213,386	19,844,898
Adobe Inc *	168,447	80,074,650
Apple Inc	405,280	49,504,952
Applied Materials Inc	196,175	26,208,980
ASML Holding NV (Netherlands)	33,042	20,398,809
Atlassian Corp PLC ‘A’ *	59,107	12,457,391
Autodesk Inc *	96,175	26,654,901
Black Knight Inc *	70,663	5,228,355
Cadence Design Systems Inc *	117,891	16,149,888
Clarivate PLC * (United Kingdom)	550,615	14,530,730
Electronic Arts Inc	179,358	24,279,693
Intuit Inc	104,605	40,069,991
Lam Research Corp	58,632	34,900,112
Microsoft Corp	880,513	207,598,550
MSCI Inc	75,430	31,626,290
NVIDIA Corp	72,406	38,659,736
Qualtrics International Inc ‘A’ *	26,350	867,179
ROBLOX Corp ‘A’ *	87,729	5,687,471
Roper Technologies Inc	28,381	11,447,193
salesforce.com Inc *	135,052	28,613,467
Sea Ltd ADR * (Taiwan)	67,930	15,164,014
ServiceNow Inc *	59,995	30,004,100
Synopsys Inc *	49,777	12,333,745
Take-Two Interactive Software Inc *	66,602	11,768,573

		764,073,668

Total Common Stocks (Cost $1,333,965,122)		2,044,645,499

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $11,165,514; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $11,388,900)	$11,165,514	11,165,514

Total Short-Term Investment (Cost $11,165,514)		11,165,514

TOTAL INVESTMENTS - 100.2% (Cost $1,345,130,636)		2,055,811,013

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,624,370)

NET ASSETS - 100.0%		$2,052,186,643

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,044,645,499	$2,044,645,499	$-	$-
	Short-Term Investment	11,165,514	-	11,165,514	-

	Total	$2,055,811,013	$2,044,645,499	$11,165,514	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 2.7%

Freeport-McMoRan Inc *	216,747	$7,137,479
International Flavors & Fragrances Inc	42,846	5,981,730
Linde PLC (United Kingdom)	10,122	2,835,577
The Sherwin-Williams Co	21,044	15,530,682

		31,485,468

Communications - 27.9%
Alphabet Inc ‘A’ *	24,222	49,958,360
Amazon.com Inc *	34,172	105,730,902
Facebook Inc ‘A’ *	139,597	41,115,504
MercadoLibre Inc * (Argentina)	19,158	28,203,258
Netflix Inc *	67,611	35,269,954
Shopify Inc ‘A’ * (Canada)	11,026	12,200,269
Snap Inc ‘A’ *	546,928	28,598,865
Tencent Holdings Ltd (China)	174,200	13,902,469
Wix.com Ltd * (Israel)	48,893	13,651,904

		328,631,485

Consumer, Cyclical - 7.0%
Dollar Tree Inc *	131,360	15,035,465
Domino’s Pizza Inc	17,349	6,380,789
Lowe’s Cos Inc	82,826	15,751,849
LVMH Moet Hennessy Louis Vuitton SE (France)	15,093	10,081,385
NIKE Inc ‘B’	167,379	22,242,995
The TJX Cos Inc	202,734	13,410,854

		82,903,337

Consumer, Non-Cyclical - 17.7%
Abbott Laboratories	97,364	11,668,102
AstraZeneca PLC ADR (United Kingdom)	203,765	10,131,196
Boston Scientific Corp *	513,470	19,845,616
CoStar Group Inc *	26,592	21,855,699
Danaher Corp	41,393	9,316,736
Humana Inc	40,864	17,132,232
Intuitive Surgical Inc *	10,897	8,052,229
Lonza Group AG (Switzerland)	12,962	7,249,640
PayPal Holdings Inc *	72,241	17,543,004
S&P Global Inc	96,422	34,024,431
TransUnion	149,715	13,474,350
UnitedHealth Group Inc	57,065	21,232,175
Zoetis Inc	109,698	17,275,241

		208,800,651

Financial - 9.9%
Mastercard Inc ‘A’	129,635	46,156,542
Morgan Stanley	147,684	11,469,140
SBA Communications Corp REIT	38,657	10,729,250
Visa Inc ‘A’	231,269	48,966,585

		117,321,517

Industrial - 2.1%
Ball Corp	86,770	7,352,890
TransDigm Group Inc *	14,870	8,742,370
Union Pacific Corp	40,071	8,832,049

		24,927,309

Technology - 32.4%
Adobe Inc *	53,896	25,620,542
Analog Devices Inc	181,492	28,145,779
Apple Inc	308,170	37,642,965
ASML Holding NV (Netherlands)	61,700	38,091,112

	Shares	Value
Autodesk Inc *	59,772	$16,565,810
Fidelity National Information Services Inc	89,092	12,527,226
Intuit Inc	75,511	28,925,244
Marvell Technology Group Ltd	480,620	23,540,768
Microsoft Corp	396,903	93,577,820
NVIDIA Corp	26,086	13,928,098
RingCentral Inc ‘A’ *	38,598	11,497,572
Roper Technologies Inc	47,615	19,205,034
ServiceNow Inc *	65,689	32,851,726

		382,119,696

Total Common Stocks (Cost $768,530,076)		1,176,189,463

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $4,577,399; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $4,668,997)	$4,577,399	4,577,399

Total Short-Term Investment (Cost $4,577,399)		4,577,399

TOTAL INVESTMENTS - 100.1% (Cost $773,107,475)		1,180,766,862

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,301,553)

NET ASSETS - 100.0%		$1,179,465,309

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$31,485,468	$31,485,468	$-	$-
	Communications	328,631,485	314,729,016	13,902,469	-
	Consumer, Cyclical	82,903,337	72,821,952	10,081,385	-
	Consumer, Non-Cyclical	208,800,651	201,551,011	7,249,640	-
	Financial	117,321,517	117,321,517	-	-
	Industrial	24,927,309	24,927,309	-	-
	Technology	382,119,696	382,119,696	-	-

	Total Common Stocks	1,176,189,463	1,144,955,969	31,233,494	-

	Short-Term Investment	4,577,399	-	4,577,399	-

	Total	$1,180,766,862	$1,144,955,969	$35,810,893	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 3.8%

Air Products & Chemicals Inc	106,750	$30,033,045
PPG Industries Inc	120,088	18,044,423

		48,077,468

Communications - 16.8%

Alphabet Inc ‘A’ *	9,058	18,682,306
Booking Holdings Inc*	14,274	33,256,136
Charter Communications Inc ‘A’ *	39,891	24,613,545
Cisco Systems Inc	377,780	19,535,004
Comcast Corp ‘A’	736,131	39,832,048
DISH Network Corp ‘A’ *	927,911	33,590,378
Motorola Solutions Inc	138,695	26,081,595
T-Mobile US Inc*	154,538	19,362,066

		214,953,078

Consumer, Cyclical - 3.0%

The Home Depot Inc	74,741	22,814,690
The TJX Cos Inc	225,121	14,891,754

		37,706,444

Consumer, Non-Cyclical - 9.4%

Amgen Inc	66,978	16,664,796
Anthem Inc	61,998	22,254,182
Johnson & Johnson	152,269	25,025,410
Merck & Co Inc	154,506	11,910,868
PepsiCo Inc	88,570	12,528,226
Reynolds Consumer Products Inc	477,013	14,205,447
UnitedHealth Group Inc	48,537	18,059,162

		120,648,091

Energy - 5.1%

Chevron Corp	223,400	23,410,086
ConocoPhillips	465,490	24,657,005
Enterprise Products Partners LP	779,659	17,168,091

		65,235,182

Financial - 25.8%

American Express Co	285,098	40,324,261
American Tower Corp REIT	102,583	24,523,492
Bank of America Corp	1,524,013	58,964,063
Berkshire Hathaway Inc ‘B’ *	76,629	19,576,411
Capital One Financial Corp	165,190	21,017,124
JPMorgan Chase & Co	377,585	57,479,764
Marsh & McLennan Cos Inc	129,670	15,793,806
The Bank of New York Mellon Corp	354,499	16,764,258
The Charles Schwab Corp	397,634	25,917,784
The Progressive Corp	172,336	16,477,045
The Travelers Cos Inc	111,699	16,799,530
US Bancorp	281,094	15,547,309

		329,184,847

Industrial - 22.2%

Deere & Co	127,582	47,733,529
Honeywell International Inc	131,409	28,524,952
Illinois Tool Works Inc	106,431	23,576,595
Martin Marietta Materials Inc	47,119	15,823,503
Northrop Grumman Corp	65,769	21,285,479
Otis Worldwide Corp	198,677	13,599,441
Raytheon Technologies Corp	515,374	39,822,949
TE Connectivity Ltd	353,599	45,653,167
United Parcel Service Inc ‘B’	145,884	24,798,821
Vertiv Holdings Co	1,146,935	22,938,700

		283,757,136

	Shares	Value
Technology - 7.3%

Apple Inc	41,462	$5,064,583
Lam Research Corp	52,815	31,437,601
Microsoft Corp	50,351	11,871,255
NXP Semiconductors NV (Netherlands)	80,320	16,171,629
Oracle Corp	201,636	14,148,798
QUALCOMM Inc	105,240	13,953,772

		92,647,638

Utilities - 5.8%

Edison International	541,748	31,746,433
Sempra Energy	323,304	42,863,644

		74,610,077

Total Common Stocks (Cost $876,373,553)		1,266,819,961

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $8,337,003; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $8,503,813)	$8,337,003	8,337,003

Total Short-Term Investment (Cost $8,337,003)		8,337,003

TOTAL INVESTMENTS - 99.9% (Cost $884,710,556)		1,275,156,964

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,700,341

NET ASSETS - 100.0%		$1,276,857,305

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,266,819,961	$1,266,819,961	$-	$-
	Short-Term Investment	8,337,003	-	8,337,003	-

	Total	$1,275,156,964	$1,266,819,961	$8,337,003	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 0.5%
Valvoline Inc	188,160	$4,905,331

Communications - 17.2%
Airbnb Inc ‘A’ *	16,993	3,193,664
Amazon.com Inc*	19,245	59,545,570
Booking Holdings Inc*	4,777	11,129,646
Comcast Corp ‘A’	334,655	18,108,182
Facebook Inc ‘A’ *	124,768	36,747,919
Motorola Solutions Inc	75,626	14,221,469
Netflix Inc*	25,876	13,498,474
Snap Inc ‘A’ *	74,869	3,914,900
Verizon Communications Inc	350,220	20,365,293

		180,725,117

Consumer, Cyclical - 7.6%
CarMax Inc*	77,748	10,314,050
DR Horton Inc	108,723	9,689,394
General Motors Co	229,932	13,211,893
O’Reilly Automotive Inc*	18,009	9,135,065
Target Corp	66,492	13,170,070
The Home Depot Inc	73,096	22,312,554
Warner Music Group Corp ‘A’	50,991	1,750,521

		79,583,547

Consumer, Non-Cyclical - 20.4%
Alcon Inc * (Switzerland)	63,258	4,439,446
AstraZeneca PLC ADR (United Kingdom)	405,902	20,181,447
Avantor Inc*	179,475	5,192,212
Constellation Brands Inc ‘A’	71,397	16,278,516
CVS Health Corp	204,573	15,390,027
Eli Lilly & Co	110,125	20,573,553
HCA Healthcare Inc	142,478	26,834,307
Mondelez International Inc ‘A’	206,059	12,060,633
Neurocrine Biosciences Inc*	32,003	3,112,292
Reckitt Benckiser Group PLC (United Kingdom)	41,616	3,725,058
Sysco Corp	136,563	10,752,971
The a2 Milk Co Ltd * (New Zealand)	265,075	1,581,631
The Procter & Gamble Co	162,217	21,969,048
Thermo Fisher Scientific Inc	37,643	17,179,512
UnitedHealth Group Inc	92,724	34,499,819

		213,770,472

Energy - 1.8%
Cabot Oil & Gas Corp	316,975	5,952,791
Magellan Midstream Partners LP	151,125	6,552,780
Valero Energy Corp	94,119	6,738,920

		19,244,491

Financial - 16.4%
Capital One Financial Corp	179,157	22,794,145
CIT Group Inc	51,021	2,628,092
Equitable Holdings Inc	709,513	23,144,314
Intercontinental Exchange Inc	148,561	16,591,292
JPMorgan Chase & Co	247,546	37,683,928
Mastercard Inc ‘A’	49,239	17,531,546
Prologis Inc REIT	245,069	25,977,314
Rocket Cos Inc ‘A’	291,558	6,732,074
The Progressive Corp	192,960	18,448,906

		171,531,611

	Shares	Value
Industrial - 10.9%
Caterpillar Inc	43,306	$10,041,362
Honeywell International Inc	52,570	11,411,370
Hubbell Inc	21,442	4,007,295
Lockheed Martin Corp	44,138	16,308,991
Otis Worldwide Corp	165,204	11,308,214
Rockwell Automation Inc	24,108	6,399,228
Union Pacific Corp	64,611	14,240,910
United Parcel Service Inc ‘B’	139,779	23,761,032
Vulcan Materials Co	54,248	9,154,350
Waste Connections Inc	67,103	7,245,782

		113,878,534

Technology - 23.1%
Accenture PLC ‘A’	57,844	15,979,405
Amdocs Ltd	86,530	6,070,079
Apple Inc	139,660	17,059,469
Applied Materials Inc	242,665	32,420,044
Fiserv Inc*	141,379	16,829,756
Microsoft Corp	354,967	83,690,570
QUALCOMM Inc	203,379	26,966,022
Snowflake Inc ‘A’ *	5,581	1,279,612
Texas Instruments Inc	110,781	20,936,501
Workday Inc ‘A’ *	43,451	10,794,532
Zynga Inc ‘A’ *	992,773	10,136,212

		242,162,202

Utilities - 1.9%
American Water Works Co Inc	31,702	4,752,764
FirstEnergy Corp	434,604	15,076,413

		19,829,177

Total Common Stocks (Cost $739,084,666)		1,045,630,482

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $3,016,279; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $3,076,660)	$3,016,279	3,016,279

Total Short-Term Investment (Cost $3,016,279)		3,016,279

TOTAL INVESTMENTS - 100.1% (Cost $742,100,945)		1,048,646,761

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(557,003)

NET ASSETS - 100.0%		$1,048,089,758

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$4,905,331	$4,905,331	$-	$-
	Communications	180,725,117	180,725,117	-	-
	Consumer, Cyclical	79,583,547	79,583,547	-	-
	Consumer, Non-Cyclical	213,770,472	208,463,783	5,306,689	-
	Energy	19,244,491	19,244,491	-	-
	Financial	171,531,611	171,531,611	-	-
	Industrial	113,878,534	113,878,534	-	-
	Technology	242,162,202	242,162,202	-	-
	Utilities	19,829,177	19,829,177	-	-

	Total Common Stocks	1,045,630,482	1,040,323,793	5,306,689	-

	Short-Term Investment	3,016,279	-	3,016,279	-

	Total	$1,048,646,761	$1,040,323,793	$8,322,968	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 5.2%
Albemarle Corp	19,885	$2,905,397
Alcoa Corp*	48,117	1,563,321
CF Industries Holdings Inc	64,786	2,939,989
Freeport-McMoRan Inc*	393,417	12,955,222
Hecla Mining Co	833,862	4,744,675
Huntsman Corp	220,088	6,345,137
Kirkland Lake Gold Ltd (Canada)	109,807	3,711,476
The Mosaic Co	104,190	3,293,446
Westlake Chemical Corp	31,749	2,818,994

		41,277,657

Communications - 6.4%
Arista Networks Inc*	16,645	5,024,959
Booking Holdings Inc*	1,217	2,835,415
Chewy Inc ‘A’ *	63,793	5,403,905
Discovery Inc ‘A’ *	79,690	3,463,327
eBay Inc	71,539	4,381,048
Etsy Inc*	13,694	2,761,669
Expedia Group Inc	24,777	4,264,617
IAC/InterActiveCorp*	8,370	1,810,515
Match Group Inc*	24,804	3,407,574
Pinterest Inc ‘A’ *	54,109	4,005,689
Roku Inc*	2,424	789,667
Spotify Technology SA*	3,069	822,339
Stitch Fix Inc ‘A’ *	39,381	1,950,935
The Trade Desk Inc ‘A’ *	3,799	2,475,656
Twitter Inc*	14,110	897,819
Wayfair Inc ‘A’ *	19,818	6,237,716
Zillow Group Inc ‘A’ *	5,180	680,548

		51,213,398

Consumer, Cyclical - 16.3%
Alaska Air Group Inc	80,169	5,548,496
American Eagle Outfitters Inc	160,839	4,702,932
Aptiv PLC*	37,842	5,218,412
Best Buy Co Inc	44,480	5,106,749
Brunswick Corp	55,967	5,337,573
Burlington Stores Inc*	6,306	1,884,233
Carnival Corp*	66,472	1,764,167
Casey’s General Stores Inc	31,042	6,710,970
Chipotle Mexican Grill Inc*	1,762	2,503,485
Copart Inc*	14,505	1,575,388
Darden Restaurants Inc	28,275	4,015,050
Dollar General Corp	32,662	6,617,974
DR Horton Inc	65,851	5,868,641
Floor & Decor Holdings Inc ‘A’ *	58,935	5,627,114
IAA Inc*	32,276	1,779,699
JetBlue Airways Corp*	205,286	4,175,517
Lear Corp	44,032	7,980,800
Live Nation Entertainment Inc*	45,526	3,853,776
O’Reilly Automotive Inc*	4,412	2,237,987
Ollie’s Bargain Outlet Holdings Inc*	33,785	2,939,295
Peloton Interactive Inc ‘A’ *	4,081	458,868
Polaris Inc	29,613	3,953,336
Royal Caribbean Cruises Ltd	22,161	1,897,203
Southwest Airlines Co	127,522	7,786,493
Texas Roadhouse Inc*	56,138	5,385,880
The Scotts Miracle-Gro Co	18,764	4,596,617
Thor Industries Inc	45,246	6,096,446
Tractor Supply Co	20,429	3,617,567
Ulta Beauty Inc*	12,966	4,008,698
Vail Resorts Inc	2,462	718,067
WW Grainger Inc	11,172	4,479,190

	Shares	Value
YETI Holdings Inc*	26,677	$1,926,346

		130,372,969

Consumer, Non-Cyclical - 17.3%
ABIOMED Inc*	15,698	5,003,424
Align Technology Inc*	3,875	2,098,429
AMERCO	6,816	4,175,482
AmerisourceBergen Corp	46,632	5,505,840
BioMarin Pharmaceutical Inc*	70,656	5,335,235
Booz Allen Hamilton Holding Corp	45,795	3,687,871
CareDx Inc*	15,792	1,075,277
CoStar Group Inc*	3,974	3,266,191
Darling Ingredients Inc*	179,404	13,200,546
DexCom Inc*	8,361	3,004,860
Edwards Lifesciences Corp*	42,212	3,530,612
Emergent BioSolutions Inc*	21,077	1,958,264
Euronet Worldwide Inc*	14,873	2,056,936
Exact Sciences Corp*	21,730	2,863,579
Exelixis Inc*	57,176	1,291,606
Henry Schein Inc*	81,965	5,675,257
Horizon Therapeutics Plc*	154,036	14,177,473
IDEXX Laboratories Inc*	3,139	1,535,944
Insulet Corp*	18,091	4,720,304
Lamb Weston Holdings Inc	43,113	3,340,395
MarketAxess Holdings Inc	2,206	1,098,411
Masimo Corp*	10,632	2,441,745
Neurocrine Biosciences Inc*	29,199	2,839,603
Novocure Ltd*	11,778	1,556,816
NuVasive Inc*	80,087	5,250,504
Omnicell Inc*	12,690	1,648,050
Quanta Services Inc	86,100	7,575,078
Robert Half International Inc	60,818	4,748,061
Teleflex Inc	6,478	2,691,350
The Boston Beer Co Inc ‘A’ *	2,565	3,094,108
The Hain Celestial Group Inc*	114,226	4,980,254
Tyson Foods Inc ‘A’	31,958	2,374,479
United Rentals Inc*	25,377	8,356,900
Universal Health Services Inc ‘B’	14,579	1,944,693

		138,103,577

Energy - 4.6%
Baker Hughes Co	323,401	6,988,695
Enphase Energy Inc*	20,192	3,274,335
EOG Resources Inc	257,199	18,654,643
Marathon Petroleum Corp	80,579	4,310,171
SolarEdge Technologies Inc*	11,488	3,302,111

		36,529,955

Financial - 20.4%
AGNC Investment Corp REIT	238,254	3,993,137
Agree Realty Corp REIT	54,491	3,667,789
Ally Financial Inc	227,171	10,270,401
Americold Realty Trust REIT	248,446	9,557,718
Arch Capital Group Ltd*	226,521	8,691,611
Brown & Brown Inc	90,203	4,123,179
Citizens Financial Group Inc	176,558	7,795,036
Discover Financial Services	44,345	4,212,332
Evercore Inc ‘A’	130,679	17,215,651
Everest Re Group Ltd	33,382	8,272,393
eXp World Holdings Inc*	143,170	6,521,394
Healthcare Realty Trust Inc REIT	210,684	6,387,939
Host Hotels & Resorts Inc REIT	288,908	4,868,100
Lincoln National Corp	147,182	9,165,023
Mid-America Apartment Communities Inc REIT	67,940	9,807,818
Signature Bank	37,022	8,370,674
STAG Industrial Inc REIT	313,988	10,553,137
SVB Financial Group*	19,034	9,396,324
Synovus Financial Corp	118,134	5,404,631
The Hartford Financial Services Group Inc	99,729	6,660,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Voya Financial Inc	63,230	$4,023,957
White Mountains Insurance Group Ltd	2,966	3,306,793

		162,265,937

Industrial - 13.8%
AGCO Corp	68,676	9,865,307
BWX Technologies Inc	73,350	4,836,699
Carlisle Cos Inc	9,534	1,569,106
Carrier Global Corp	140,138	5,916,626
Chart Industries Inc*	39,019	5,554,355
Eagle Materials Inc	65,150	8,756,811
Eaton Corp PLC	19,696	2,723,563
Garmin Ltd	27,699	3,652,113
Generac Holdings Inc*	27,935	9,147,316
Hexcel Corp	71,353	3,995,768
Huntington Ingalls Industries Inc	16,881	3,474,954
Kansas City Southern	15,771	4,162,282
Keysight Technologies Inc*	18,442	2,644,583
Knight-Swift Transportation Holdings Inc	95,589	4,596,875
L3Harris Technologies Inc	17,724	3,592,300
Martin Marietta Materials Inc	15,925	5,347,934
Owens Corning	48,141	4,433,305
Pentair PLC	75,828	4,725,601
Textron Inc	66,488	3,728,647
The Timken Co	44,063	3,576,594
Universal Display Corp	19,087	4,519,229
Vulcan Materials Co	30,512	5,148,900
Xylem Inc	38,827	4,083,824

		110,052,692

Technology - 12.2%
Analog Devices Inc	10,124	1,570,030
Cadence Design Systems Inc*	23,794	3,259,540
Crowdstrike Holdings Inc ‘A’ *	6,769	1,235,410
DocuSign Inc*	4,319	874,382
DXC Technology Co	168,912	5,280,189
KLA Corp	15,956	5,271,862
Lam Research Corp	3,572	2,126,197
Lumentum Holdings Inc*	41,764	3,815,141
Marvell Technology Group Ltd	44,351	2,172,312
Monolithic Power Systems Inc	12,635	4,462,808
MSCI Inc	4,243	1,779,005
Nuance Communications Inc*	44,782	1,954,287
NXP Semiconductors NV (Netherlands)	9,045	1,821,120
ON Semiconductor Corp*	96,274	4,005,961
Paycom Software Inc*	8,276	3,062,617
Pure Storage Inc ‘A’ *	39,623	853,480
Skyworks Solutions Inc	48,454	8,890,340
Splunk Inc*	25,639	3,473,572
Take-Two Interactive Software Inc*	13,723	2,424,854
Teradata Corp*	188,903	7,280,322
Teradyne Inc	50,319	6,122,816
Twilio Inc ‘A’ *	2,266	772,162
Veeva Systems Inc ‘A’ *	9,634	2,516,786
Workday Inc ‘A’ *	19,111	4,747,746
Zebra Technologies Corp ‘A’ *	12,463	6,046,798
Zscaler Inc*	18,827	3,232,031
Zynga Inc ‘A’ *	780,443	7,968,323

		97,020,091

Utilities - 3.3%
CenterPoint Energy Inc	138,094	3,127,829
CMS Energy Corp	58,859	3,603,348
Evergy Inc	145,895	8,685,130
WEC Energy Group Inc	120,497	11,277,314

		26,693,621

	Shares	Value
Total Common Stocks (Cost $610,258,119)		$793,529,897

	Principal Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $9,202,585; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $9,386,700)	$9,202,585	9,202,585

Total Short-Term Investment (Cost $9,202,585)		9,202,585

TOTAL INVESTMENTS - 100.7% (Cost $619,460,704)		802,732,482

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(5,583,071)

NET ASSETS - 100.0%		$797,149,411

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$793,529,897	$793,529,897	$-	$-
	Short-Term Investment	9,202,585	-	9,202,585	-

	Total	$802,732,482	$793,529,897	$9,202,585	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.5%
RPM International Inc	192,594	$17,689,759

Communications - 6.7%
Arista Networks Inc*	84,484	25,504,875
IAC/InterActiveCorp*	27,634	5,977,511
Palo Alto Networks Inc*	45,638	14,698,174
Twitter Inc*	313,600	19,954,368
Zendesk Inc*	117,220	15,545,716

		81,680,644

Consumer, Cyclical - 16.7%
BorgWarner Inc	504,970	23,410,409
Canada Goose Holdings Inc * (Canada)	354,874	13,928,804
Chipotle Mexican Grill Inc*	28,915	41,083,010
Dollar Tree Inc*	171,934	19,679,566
Fastenal Co	461,624	23,210,455
Lululemon Athletica Inc*	41,922	12,857,897
National Vision Holdings Inc*	316,627	13,877,761
The Scotts Miracle-Gro Co	73,795	18,077,561
Ulta Beauty Inc*	76,116	23,532,784
Vail Resorts Inc	45,035	13,134,908

		202,793,155

Consumer, Non-Cyclical - 28.2%
10X Genomics Inc ‘A’ *	62,554	11,322,274
ABIOMED Inc*	60,588	19,311,213
Bio-Techne Corp	42,514	16,237,372
CoStar Group Inc*	46,999	38,628,008
DexCom Inc*	88,116	31,668,009
Edwards Lifesciences Corp*	206,289	17,254,012
Envista Holdings Corp*	398,687	16,266,430
Genmab AS ADR * (Denmark)	456,665	14,992,312
Glaukos Corp*	140,088	11,757,586
Horizon Therapeutics Plc*	165,587	15,240,627
Intuitive Surgical Inc*	23,741	17,543,175
Laboratory Corp of America Holdings*	68,809	17,548,359
Maravai LifeSciences Holdings Inc ‘A’ *	102,442	3,651,033
MarketAxess Holdings Inc	72,468	36,083,267
Masimo Corp*	58,993	13,548,332
Seagen Inc*	124,936	17,348,613
The Hershey Co	96,350	15,238,716
TransUnion	257,753	23,197,770
Zimmer Biomet Holdings Inc	38,399	6,146,912

		342,984,020

Financial - 3.7%
First Republic Bank	136,238	22,717,686
SVB Financial Group*	46,021	22,718,727

		45,436,413

Industrial - 16.9%
Agilent Technologies Inc	124,069	15,774,133
AO Smith Corp	313,343	21,185,120
IDEX Corp	87,892	18,397,554
II-VI Inc*	310,573	21,233,876
Keysight Technologies Inc*	167,878	24,073,705
Novanta Inc*	70,482	9,295,871
The Middleby Corp*	141,743	23,493,902
Trane Technologies PLC	94,030	15,567,607
Trex Co Inc*	244,642	22,394,529
Trimble Inc*	193,437	15,047,464

	Shares	Value
Universal Display Corp	83,551	$19,782,370

		206,246,131

Technology - 26.2%
Brooks Automation Inc	158,689	12,956,957
Cerner Corp	342,136	24,592,736
Crowdstrike Holdings Inc ‘A’ *	98,885	18,047,501
DocuSign Inc*	151,625	30,696,481
Electronic Arts Inc	206,200	27,913,294
Five9 Inc*	114,865	17,956,845
Guidewire Software Inc*	177,978	18,087,904
Marvell Technology Group Ltd	420,621	20,602,017
Microchip Technology Inc	170,216	26,420,928
Monolithic Power Systems Inc	90,172	31,849,652
Paycom Software Inc*	49,586	18,349,795
Teradyne Inc	232,111	28,243,266
Twilio Inc ‘A’ *	65,658	22,373,620
Tyler Technologies Inc*	47,445	20,141,826

		318,232,822

Total Common Stocks (Cost $830,990,635)		1,215,062,944

	Principal Amount
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $1,773,568; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $1,809,105)	$1,773,568	1,773,568

Total Short-Term Investment (Cost $1,773,568)		1,773,568

TOTAL INVESTMENTS - 100.0% (Cost $832,764,203)		1,216,836,512

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(154,871)

NET ASSETS - 100.0%		$1,216,681,641

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,215,062,944	$1,215,062,944	$-	$-
	Short-Term Investment	1,773,568	-	1,773,568	-

	Total	$1,216,836,512	$1,215,062,944	$1,773,568	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 4.5%
DuPont de Nemours Inc	84,737	$6,548,475
FMC Corp	83,106	9,192,355
Ingevity Corp*	44,272	3,343,864
PPG Industries Inc	27,017	4,059,574
Steel Dynamics Inc	124,360	6,312,514
The Mosaic Co	145,570	4,601,468
Valvoline Inc	130,903	3,412,641

		37,470,891

Communications - 2.7%
Altice USA Inc ‘A’ *	121,122	3,940,099
eBay Inc	104,042	6,371,532
Expedia Group Inc	28,341	4,878,053
TEGNA Inc	218,155	4,107,858
Yelp Inc*	75,333	2,937,987

		22,235,529

Consumer, Cyclical - 15.6%
Alaska Air Group Inc	92,346	6,391,267
Allison Transmission Holdings Inc	127,079	5,188,635
AutoZone Inc*	6,495	9,120,928
Best Buy Co Inc	21,924	2,517,094
Cummins Inc	20,663	5,353,990
Darden Restaurants Inc	27,322	3,879,724
Dollar Tree Inc*	23,220	2,657,761
Foot Locker Inc	87,932	4,946,175
Gentex Corp	124,112	4,427,075
Harley-Davidson Inc	175,349	7,031,495
Hasbro Inc	43,134	4,146,040
International Game Technology PLC	84,142	1,350,479
Las Vegas Sands Corp	67,555	4,104,642
Lear Corp	27,651	5,011,744
Live Nation Entertainment Inc*	45,869	3,882,811
LKQ Corp*	92,233	3,904,223
Marriott International Inc ‘A’ *	32,155	4,762,477
Mohawk Industries Inc*	35,984	6,920,083
Norwegian Cruise Line Holdings Ltd*	97,983	2,703,351
PACCAR Inc	45,307	4,209,926
Ross Stores Inc	47,081	5,645,483
Southwest Airlines Co	82,296	5,024,994
Tempur Sealy International Inc	73,516	2,687,745
Travel & Leisure Co	57,918	3,542,265
Ulta Beauty Inc*	13,763	4,255,107
Whirlpool Corp	35,381	7,796,203
Wyndham Hotels & Resorts Inc	72,920	5,088,358
Wynn Resorts Ltd	21,524	2,698,464

		129,248,539

Consumer, Non-Cyclical - 13.3%
AmerisourceBergen Corp	56,473	6,667,767
ASGN Inc*	60,457	5,770,016
Avantor Inc*	207,494	6,002,801
Avery Dennison Corp	15,786	2,899,099
Boston Scientific Corp*	73,177	2,828,291
Centene Corp*	86,852	5,550,711
Coca-Cola European Partners PLC (United Kingdom)	121,762	6,351,106
Corteva Inc	143,124	6,672,441
EVERTEC Inc	116,672	4,342,532
HCA Healthcare Inc	25,324	4,769,522
Humana Inc	18,404	7,715,877
ICON PLC * (Ireland)	30,470	5,983,394
IQVIA Holdings Inc*	15,666	3,025,731

	Shares	Value
Jazz Pharmaceuticals PLC*	16,041	$2,636,659
Laboratory Corp of America Holdings*	14,671	3,741,545
Molina Healthcare Inc*	17,556	4,103,891
Nomad Foods Ltd * (United Kingdom)	115,923	3,183,246
PPD Inc*	89,500	3,386,680
Robert Half International Inc	72,997	5,698,876
Universal Health Services Inc ‘B’	58,724	7,833,194
US Foods Holding Corp*	77,550	2,956,206
Zimmer Biomet Holdings Inc	49,297	7,891,464

		110,011,049

Energy - 6.3%
ChampionX Corp*	228,564	4,966,696
ConocoPhillips	142,982	7,573,756
Diamondback Energy Inc	45,325	3,330,934
Halliburton Co	181,971	3,905,098
Helmerich & Payne Inc	123,304	3,324,276
HollyFrontier Corp	99,937	3,575,746
Marathon Petroleum Corp	121,272	6,486,839
Pioneer Natural Resources Co	40,158	6,377,894
Schlumberger NV	334,395	9,092,200
Valero Energy Corp	50,729	3,632,196

		52,265,635

Financial - 25.4%
Aflac Inc	63,000	3,224,340
Alleghany Corp*	11,260	7,052,025
American Homes 4 Rent ‘A’ REIT	128,447	4,282,423
American International Group Inc	113,021	5,222,701
Ameriprise Financial Inc	67,303	15,644,582
Aon PLC ‘A’	21,306	4,902,724
Capital One Financial Corp	26,892	3,421,469
Cousins Properties Inc REIT	127,692	4,513,912
CyrusOne Inc REIT	54,042	3,659,724
Discover Financial Services	93,117	8,845,184
Duke Realty Corp REIT	156,233	6,550,850
East West Bancorp Inc	131,008	9,668,391
Equity Residential REIT	96,512	6,913,155
Essent Group Ltd	78,123	3,710,061
Essex Property Trust Inc REIT	18,506	5,030,671
Everest Re Group Ltd	27,119	6,720,359
Fifth Third Bancorp	463,389	17,353,918
Globe Life Inc	48,193	4,656,890
Healthpeak Properties Inc REIT	128,964	4,093,317
Huntington Bancshares Inc	996,468	15,664,477
KeyCorp	620,690	12,401,386
Kilroy Realty Corp REIT	63,544	4,170,393
Lamar Advertising Co ‘A’ REIT	36,202	3,400,092
Regency Centers Corp REIT	109,616	6,216,323
Reinsurance Group of America Inc	31,916	4,023,012
RenaissanceRe Holdings Ltd (Bermuda)	18,731	3,001,643
SLM Corp	246,095	4,422,327
State Street Corp	41,117	3,454,239
Synchrony Financial	83,981	3,414,668
The Travelers Cos Inc	22,239	3,344,746
Truist Financial Corp	187,301	10,923,394
Welltower Inc REIT	98,948	7,087,645
Willis Towers Watson PLC	14,180	3,245,518

		210,236,559

Industrial - 19.0%
Altra Industrial Motion Corp	74,096	4,098,991
AMETEK Inc	84,915	10,846,193
BWX Technologies Inc	91,076	6,005,551
Curtiss-Wright Corp	31,687	3,758,078
Dover Corp	84,222	11,549,363
Eagle Materials Inc	34,466	4,632,575
Eaton Corp PLC	80,658	11,153,388
EnerSys	28,944	2,628,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Expeditors International of Washington Inc	33,019	$3,555,816
Flex Ltd*	212,318	3,887,543
General Dynamics Corp	30,211	5,485,109
Hexcel Corp	95,394	5,342,064
Howmet Aerospace Inc	256,654	8,246,293
Hubbell Inc	13,612	2,543,947
Huntington Ingalls Industries Inc	22,364	4,603,629
ITT Inc	82,780	7,525,530
L3Harris Technologies Inc	30,418	6,165,120
Masco Corp	68,169	4,083,323
MasTec Inc*	43,838	4,107,621
Oshkosh Corp	59,921	7,110,226
Owens Corning	65,459	6,028,119
Parker-Hannifin Corp	28,027	8,840,557
Regal Beloit Corp	21,190	3,023,389
TE Connectivity Ltd	82,034	10,591,410
Textron Inc	148,761	8,342,517
Vertiv Holdings Co	166,479	3,329,580

		157,484,047

Technology - 6.8%
Amdocs Ltd	40,559	2,845,214
KLA Corp	12,592	4,160,397
Leidos Holdings Inc	57,507	5,536,774
NetApp Inc	65,908	4,789,534
NXP Semiconductors NV (Netherlands)	50,393	10,146,126
Qorvo Inc*	59,271	10,828,812
Science Applications International Corp	44,556	3,724,436
SS&C Technologies Holdings Inc	61,010	4,262,769
Western Digital Corp	95,432	6,370,086
Xerox Holdings Corp	164,057	3,981,663

		56,645,811

Utilities - 4.1%
American Electric Power Co Inc	38,959	3,299,827
CenterPoint Energy Inc	423,027	9,581,562
DTE Energy Co	42,108	5,606,259
Edison International	103,733	6,078,754
Entergy Corp	53,748	5,346,314
PG&E Corp*	348,299	4,078,581

		33,991,297

Total Common Stocks (Cost $589,886,265)		809,589,357

	Principal Amount
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
State Street Bank & Trust Co 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $16,966,373; collateralized by Federal Home Loan Mortgage Corporation : 4.000% due 07/01/2047 and value $17,305,700)	$16,966,373	16,966,373

Value
Total Short-Term Investment (Cost $16,966,373)	$16,966,373

TOTAL INVESTMENTS - 99.7% (Cost $606,852,638)	826,555,730

OTHER ASSETS & LIABILITIES, NET - 0.3%	2,142,529

NET ASSETS - 100.0%	$828,698,259

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$809,589,357	$809,589,357	$-	$-
	Short-Term Investment	16,966,373	-	16,966,373	-

	Total	$826,555,730	$809,589,357	$16,966,373	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω±	154	$462

Total Rights (Cost $0)		462

COMMON STOCKS - 98.4%

Basic Materials - 6.3%

AdvanSix Inc*	4,735	126,993
AgroFresh Solutions Inc*	9,740	19,480
Alcoa Corp*	29,865	970,314
Allegheny Technologies Inc*	20,514	432,025
American Vanguard Corp	4,240	86,538
Amyris Inc*	14,660	280,006
Arconic Corp*	15,234	386,791
Ashland Global Holdings Inc	40,499	3,595,096
Balchem Corp	507	63,583
Cabot Corp	78,147	4,098,029
Caledonia Mining Corp PLC (South Africa)	1,333	19,049
Carpenter Technology Corp	7,737	318,378
Century Aluminum Co*	7,390	130,507
Clearwater Paper Corp*	2,835	106,653
Cleveland-Cliffs Inc	70,215	1,412,024
Coeur Mining Inc*	36,870	332,936
Commercial Metals Co	19,125	589,815
Domtar Corp	8,964	331,220
Elementis PLC * (United Kingdom)	376,369	651,172
Energy Fuels Inc*	19,271	109,459
Ferro Corp*	4,033	67,996
Gatos Silver Inc*	1,903	18,973
GCP Applied Technologies Inc*	2,169	53,227
Glatfelter Corp	37,696	646,486
Gold Resource Corp	8,226	21,717
Hawkins Inc	1,721	57,688
HB Fuller Co	2,872	180,677
Hecla Mining Co	80,273	456,753
Innospec Inc	851	87,389
Intrepid Potash Inc*	1,842	59,975
Kaiser Aluminum Corp	13,052	1,442,246
Koppers Holdings Inc*	1,601	55,651
Kraton Corp*	5,210	190,634
Kronos Worldwide Inc	4,334	66,310
Livent Corp*	23,383	404,994
Minerals Technologies Inc	77,001	5,799,715
Neenah Inc	2,855	146,690
Novagold Resources Inc * (Canada)	1,252	10,968
Oil-Dri Corp of America	1,131	38,952
Orion Engineered Carbons SA * (Germany)	4,797	94,597
PQ Group Holdings Inc	5,744	95,925
Rayonier Advanced Materials Inc*	10,929	99,126
Reliance Steel & Aluminum Co	12,010	1,829,003
Rogers Corp*	2,481	466,949
Schnitzer Steel Industries Inc ‘A’	4,394	183,625
Schweitzer-Mauduit International Inc	5,139	251,657
Sensient Technologies Corp	4,092	319,176
Stepan Co	3,210	408,023
Tronox Holdings PLC ‘A’	11,790	215,757
United States Lime & Minerals Inc	383	51,211
United States Steel Corp	41,589	1,088,384
Uranium Energy Corp*	16,032	45,851
Verso Corp ‘A’	5,701	83,178

		29,099,571

	Shares	Value
Communications - 1.7%

ADTRAN Inc	8,140	$135,775
Alaska Communications Systems Group Inc	11,891	38,646
AMC Networks Inc ‘A’ *	2,820	149,911
ATN International Inc	1,904	93,524
Boston Omaha Corp ‘A’ *	2,344	69,289
CalAmp Corp*	1,846	20,029
Cars.com Inc*	11,409	147,861
Cincinnati Bell Inc*	2,662	40,862
comScore Inc*	11,373	41,625
Consolidated Communications Holdings Inc*	12,043	86,710
DHI Group Inc*	11,338	37,982
DZS Inc*	2,927	45,515
Entercom Communications Corp ‘A’	19,993	104,963
Entravision Communications Corp ‘A’	12,064	48,739
ePlus Inc*	461	45,934
Fluent Inc*	8,465	34,706
Gannett Co Inc*	22,964	123,546
Gogo Inc*	171	1,652
Gray Television Inc	10,098	185,803
Groupon Inc*	3,870	195,609
Harmonic Inc*	16,529	129,587
HealthStream Inc*	4,571	102,116
Hemisphere Media Group Inc*	3,418	39,820
Houghton Mifflin Harcourt Co*	18,331	139,682
IDT Corp ‘B’ *	1,639	37,140
iHeartMedia Inc ‘A’ *	10,245	185,947
Infinera Corp*	14,065	135,446
InterDigital Inc	3,498	221,948
Iridium Communications Inc*	6,391	263,629
KVH Industries Inc*	3,526	44,710
Lands’ End Inc*	1,876	46,544
Liberty Latin America Ltd ‘A’ * (Chile)	8,110	104,051
Liberty Latin America Ltd ‘C’ * (Chile)	25,243	327,654
Liquidity Services Inc*	4,746	88,181
LiveXLive Media Inc*	4,024	17,464
Loral Space & Communications Inc	1,869	70,405
Magnite Inc*	7,438	309,495
Maxar Technologies Inc	11,185	423,017
MediaAlpha Inc ‘A’ *	686	24,305
Meredith Corp	3,424	101,967
MSG Networks Inc ‘A’ *	5,338	80,283
National CineMedia Inc	11,946	55,191
NeoPhotonics Corp*	3,351	40,044
NETGEAR Inc*	4,988	205,007
ORBCOMM Inc*	8,917	68,037
Overstock.com Inc*	1,152	76,331
PCTEL Inc*	4,329	30,087
Plantronics Inc	3,914	152,294
Powerfleet Inc*	6,461	53,109
Preformed Line Products Co	636	43,725
QuinStreet Inc*	5,656	114,817
Quotient Technology Inc*	6,752	110,328
Ribbon Communications Inc*	11,922	97,880
Saga Communications Inc ‘A’	1,018	22,243
Scholastic Corp	4,964	149,466
Sinclair Broadcast Group Inc ‘A’	7,263	212,515
Spok Holdings Inc	3,844	40,324
Stitch Fix Inc ‘A’ *	1,230	60,934
TEGNA Inc	35,104	661,008
The EW Scripps Co ‘A’	9,319	179,577
Tribune Publishing Co	3,146	56,597
TrueCar Inc*	18,502	88,532
Value Line Inc	395	11,135
VirnetX Holding Corp	6,755	37,625
Vonage Holdings Corp*	15,376	181,744
WideOpenWest Inc*	4,827	65,599
Yelp Inc*	9,508	370,812

		7,727,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Consumer, Cyclical - 17.2%

A-Mark Precious Metals Inc	1,120	$40,320
Abercrombie & Fitch Co ‘A’	10,130	347,560
Academy Sports & Outdoors Inc*	4,295	115,922
Acushnet Holdings Corp	4,408	182,183
Adient PLC*	14,594	645,055
Albany International Corp ‘A’	993	82,886
Allegiant Travel Co*	1,858	453,463
AMC Entertainment Holdings Inc ‘A’	60,523	617,940
America’s Car-Mart Inc*	306	46,625
American Axle & Manufacturing Holdings Inc*	16,646	160,800
American Eagle Outfitters Inc	24,112	705,035
Asbury Automotive Group Inc*	1,905	374,333
Aspen Aerogels Inc*	3,035	61,732
At Home Group Inc*	8,714	250,092
Avient Corp	136,048	6,430,989
Beacon Roofing Supply Inc*	8,809	460,887
Beazer Homes USA Inc*	3,908	81,755
Bed Bath & Beyond Inc	19,488	568,075
Big Lots Inc	5,557	379,543
Biglari Holdings Inc ‘A’ *	27	18,239
Biglari Holdings Inc ‘B’ *	224	29,738
BJ’s Restaurants Inc*	3,661	212,631
BJ’s Wholesale Club Holdings Inc*	3,754	168,404
Blue Bird Corp*	1,942	48,608
Bluegreen Vacations Corp	459	4,948
Bluegreen Vacations Holding Corp*	998	18,503
Boot Barn Holdings Inc*	3,002	187,055
Boyd Gaming Corp*	12,594	742,542
Brinker International Inc	2,403	170,757
BRP Inc	6,052	524,776
Brunswick Corp	44,705	4,263,516
Caesars Entertainment Inc*	11,572	1,011,971
Caleres Inc	6,336	138,125
Callaway Golf Co	15,062	402,908
Carrols Restaurant Group Inc*	7,116	42,589
Carter’s Inc	19,997	1,778,333
Casper Sleep Inc*	3,444	24,935
Century Casinos Inc*	3,212	32,987
Century Communities Inc*	4,406	265,770
Chico’s FAS Inc	22,043	72,962
Chuy’s Holdings Inc*	3,362	149,004
Cinemark Holdings Inc	17,301	353,113
Citi Trends Inc	1,625	136,143
Clarus Corp	1,783	30,400
Clean Energy Fuels Corp*	19,643	269,895
CompX International Inc	1,050	18,911
Conn’s Inc*	3,490	67,881
Cooper Tire & Rubber Co	8,136	455,453
Cooper-Standard Holdings Inc*	2,358	85,643
Core-Mark Holding Co Inc	787	30,449
Cracker Barrel Old Country Store Inc	2,211	382,238
Daktronics Inc	7,441	46,655
Dalata Hotel Group PLC * (Ireland)	367,231	1,819,504
Dana Inc	22,301	542,583
Dave & Buster’s Entertainment Inc*	4,690	224,651
Del Taco Restaurants Inc	5,757	55,152
Denny’s Corp*	251,618	4,556,802
Designer Brands Inc ‘A’	10,461	182,021
Dillard’s Inc ‘A’	1,241	119,843
Dine Brands Global Inc	2,410	216,972
Douglas Dynamics Inc	512	23,629
Dufry AG * (Switzerland)	32,893	2,244,300
Duluth Holdings Inc ‘B’ *	2,501	42,367
El Pollo Loco Holdings Inc*	3,360	54,163
Eros STX Global Corp * (United Arab Emirates)	31,264	56,588
Escalade Inc	2,118	44,287
Ethan Allen Interiors Inc	3,980	109,888
Everi Holdings Inc*	7,536	106,333

	Shares	Value
Express Inc*	12,597	$50,640
Fiesta Restaurant Group Inc*	3,570	44,946
Forestar Group Inc*	3,127	72,797
Fossil Group Inc*	8,234	102,102
Funko Inc ‘A’ *	4,497	88,501
G-III Apparel Group Ltd*	7,298	219,962
Gaia Inc*	2,758	32,793
GameStop Corp ‘A’ *	8,995	1,707,431
GAN Ltd * (United Kingdom)	1,071	19,492
Genesco Inc*	2,530	120,175
GMS Inc*	6,828	285,069
Golden Entertainment Inc*	1,251	31,600
Green Brick Partners Inc*	4,294	97,388
Group 1 Automotive Inc	31,430	4,959,340
Guess? Inc	6,705	157,568
H&E Equipment Services Inc	5,372	204,136
Hamilton Beach Brands Holding Co ‘A’	1,371	24,856
Haverty Furniture Cos Inc	2,890	107,479
Hawaiian Holdings Inc	7,970	212,560
Herman Miller Inc	9,563	393,517
Hibbett Sports Inc*	2,754	189,723
Hilton Grand Vacations Inc*	45,524	1,706,695
HNI Corp	6,993	276,643
Hooker Furniture Corp	2,044	74,524
IMAX Corp*	8,340	167,634
Interface Inc	8,413	104,994
International Game Technology PLC	15,467	248,245
Jack in the Box Inc	40,935	4,493,844
Johnson Outdoors Inc ‘A’	494	70,519
KAR Auction Services Inc	21,050	315,750
KB Home	11,707	544,727
Kimball International Inc ‘B’	6,520	91,280
Knoll Inc	8,559	141,309
Kontoor Brands Inc	8,336	404,546
Kura Sushi USA Inc ‘A’ *	874	27,653
La-Z-Boy Inc	7,277	309,127
Lakeland Industries Inc*	1,426	39,728
LCI Industries	210	27,779
Liberty Media Corp-Liberty Braves ‘A’ *	997	28,424
Liberty Media Corp-Liberty Braves ‘C’ *	2,646	73,612
Liberty TripAdvisor Holdings Inc ‘A’ *	13,181	84,095
Lifetime Brands Inc	2,690	39,516
Lithia Motors Inc ‘A’	2,086	813,728
Lumber Liquidators Holdings Inc*	3,867	97,139
M/I Homes Inc*	4,557	269,182
Macy’s Inc*	23,712	383,897
MarineMax Inc*	3,538	174,636
Marriott Vacations Worldwide Corp	5,606	976,453
MDC Holdings Inc	8,681	515,625
Meritage Homes Corp*	5,406	496,920
Meritor Inc*	78,435	2,307,558
Mesa Air Group Inc*	6,181	83,134
Methode Electronics Inc	5,024	210,908
Miller Industries Inc	2,009	92,796
Modine Manufacturing Co*	7,092	104,749
Monarch Casino & Resort Inc*	716	43,404
Motorcar Parts of America Inc*	2,078	46,755
Movado Group Inc	2,947	83,842
National Vision Holdings Inc*	2,437	106,814
Nautilus Inc*	5,246	82,047
Navistar International Corp*	7,947	349,906
Noodles & Co*	3,554	36,784
OneSpaWorld Holdings Ltd * (Bahamas)	8,175	87,064
Oxford Industries Inc	2,709	236,821
Papa John’s International Inc	632	56,020
PC Connection Inc	1,873	86,888
Penn National Gaming Inc*	12,108	1,269,403
PriceSmart Inc	3,478	336,497
RCI Hospitality Holdings Inc	1,499	95,321
Red Robin Gourmet Burgers Inc*	2,742	109,378
Red Rock Resorts Inc ‘A’	2,245	73,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Regis Corp*	4,650	$58,404
Resideo Technologies Inc*	23,030	650,597
REV Group Inc	28,000	536,480
Rite Aid Corp*	9,045	185,061
Rocky Brands Inc	1,327	71,738
Rush Enterprises Inc ‘A’	6,759	336,801
Rush Enterprises Inc ‘B’	1,300	58,617
Sally Beauty Holdings Inc*	18,328	368,943
ScanSource Inc*	3,978	119,141
Scientific Games Corp ‘A’ *	2,401	92,487
SeaWorld Entertainment Inc*	4,737	235,287
Shoe Carnival Inc	1,673	103,525
Signet Jewelers Ltd (NYSE)*	8,403	487,206
SkyWest Inc	7,960	433,661
Sleep Number Corp*	2,707	388,427
Sonic Automotive Inc ‘A’	3,891	192,877
Spirit Airlines Inc*	15,753	581,286
Standard Motor Products Inc	3,077	127,942
Steelcase Inc ‘A’	14,314	205,978
Steven Madden Ltd	7,583	282,543
Superior Group of Cos Inc	1,863	47,357
Systemax Inc	962	39,557
Target Hospitality Corp*	10,740	26,957
Taylor Morrison Home Corp*	17,467	538,158
Tenneco Inc ‘A’ *	7,044	75,512
The Buckle Inc	4,841	190,154
The Cato Corp ‘A’	4,088	49,056
The Cheesecake Factory Inc	6,864	401,613
The Children’s Place Inc*	803	55,969
The Container Store Group Inc*	5,556	92,452
The Goodyear Tire & Rubber Co*	36,858	647,595
The Marcus Corp	4,046	80,880
The Michaels Cos Inc*	12,260	268,984
The ODP Corp	8,586	371,688
Thor Industries Inc	24,336	3,279,033
Tilly’s Inc ‘A’ *	4,441	50,272
Titan Machinery Inc*	3,469	88,460
Tri Pointe Homes Inc*	19,251	391,950
Tupperware Brands Corp*	7,651	202,063
Unifi Inc*	2,581	71,132
UniFirst Corp	2,291	512,520
Universal Electronics Inc*	465	25,561
Urban Outfitters Inc*	11,144	414,445
Vera Bradley Inc*	4,248	42,905
Veritiv Corp*	2,546	108,307
Vista Outdoor Inc*	9,540	305,948
VOXX International Corp*	3,285	62,612
VSE Corp	1,865	73,668
Wabash National Corp	9,025	169,670
WESCO International Inc*	7,852	679,434
Weyco Group Inc	1,444	31,234
Winmark Corp	275	51,268
Wolverine World Wide Inc	41,691	1,597,599
Workhorse Group Inc*	14,112	194,322
World Fuel Services Corp	10,161	357,667
Wyndham Hotels & Resorts Inc	3,562	248,556
Zumiez Inc*	3,558	152,638

		80,124,110

Consumer, Non-Cyclical - 9.6%

4D Molecular Therapeutics Inc*	501	21,733
Abeona Therapeutics Inc*	2,297	4,318
ABM Industries Inc	10,774	549,582
Acacia Research Corp*	3,833	25,489
ACCO Brands Corp	15,900	134,196
Accolade Inc*	664	30,126
AcelRx Pharmaceuticals Inc*	5,538	9,415
ADMA Biologics Inc*	695	1,223
Adtalem Global Education Inc*	8,219	324,979
Adverum Biotechnologies Inc*	2,392	23,585

	Shares	Value
Aeglea BioTherapeutics Inc*	2,625	$20,790
Agile Therapeutics Inc*	557	1,159
Akouos Inc*	1,379	19,127
Albireo Pharma Inc*	720	25,380
Alico Inc	1,200	35,832
Aligos Therapeutics Inc*	477	10,847
Allovir Inc*	625	14,625
Alphatec Holdings Inc*	1,635	25,817
Alta Equipment Group Inc*	3,739	48,607
ALX Oncology Holdings Inc*	576	42,474
American Public Education Inc*	2,611	93,030
AnaptysBio Inc*	2,945	63,465
AngioDynamics Inc*	6,289	147,163
ANI Pharmaceuticals Inc*	1,062	38,381
Anika Therapeutics Inc*	2,524	102,954
Annexon Inc*	1,221	33,993
Applied Genetic Technologies Corp*	8,803	44,631
Applied Molecular Transport Inc*	733	32,259
Apria Inc*	721	20,138
Aptinyx Inc*	6,615	19,845
Apyx Medical Corp*	5,839	56,405
Arena Pharmaceuticals Inc*	8,508	590,370
Arlo Technologies Inc*	13,919	87,411
ASGN Inc*	1,505	143,637
Assembly Biosciences Inc*	4,687	21,560
Atara Biotherapeutics Inc*	3,045	43,726
Atea Pharmaceuticals Inc*	396	24,453
Atreca Inc ‘A’ *	1,004	15,391
Avanos Medical Inc*	7,736	338,373
AVEO Pharmaceuticals Inc*	2,440	17,861
Avid Bioservices Inc*	1,106	20,162
Avidity Biosciences Inc*	1,438	31,363
Axcella Health Inc*	292	1,390
Aytu BioPharma Inc*	202	1,535
B&G Foods Inc	1,596	49,572
Barrett Business Services Inc	1,274	87,728
BellRing Brands Inc ‘A’ *	6,718	158,612
Beyondspring Inc*	303	3,354
BGSF Inc	2,304	32,256
BioAtla Inc*	561	28,521
BioCryst Pharmaceuticals Inc*	5,672	57,684
Bolt Biotherapeutics Inc*	551	18,133
Bridgford Foods Corp*	889	13,779
BrightView Holdings Inc*	7,123	120,165
Brookdale Senior Living Inc*	30,727	185,898
C4 Therapeutics Inc*	604	22,342
Cabaletta Bio Inc*	2,944	32,678
Cadiz Inc*	314	3,011
CAI International Inc	2,406	109,521
Cal-Maine Foods Inc*	4,140	159,059
Calyxt Inc*	148	891
Cardtronics PLC ‘A’ *	1,852	71,858
Carriage Services Inc	2,921	102,790
CASI Pharmaceuticals Inc*	607	1,457
Cassava Sciences Inc*	3,296	148,155
Catabasis Pharmaceuticals Inc*	4,250	12,283
Catalyst Biosciences Inc*	6,790	34,222
CBIZ Inc*	7,045	230,090
CEL-SCI Corp*	216	3,285
Central Garden & Pet Co*	1,288	74,717
Central Garden & Pet Co ‘A’ *	4,645	241,029
Checkmate Pharmaceuticals Inc*	1,100	13,354
Chimerix Inc*	10,137	97,721
Chinook Therapeutics Inc*	985	15,307
Cidara Therapeutics Inc*	642	1,708
Cimpress PLC * (Ireland)	2,004	200,661
Community Health Systems Inc*	14,410	194,823
Concert Pharmaceuticals Inc*	6,580	32,834
CoreCivic Inc REIT	20,122	182,104
Cortexyme Inc*	216	7,782
Covetrus Inc*	18,655	559,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
CRA International Inc	459	$34,260
Cross Country Healthcare Inc*	5,972	74,590
CryoLife Inc*	1,639	37,009
Cullinan Oncology Inc*	691	28,794
Custom Truck One Source Inc*	3,430	32,070
Cyclerion Therapeutics Inc*	4,211	11,749
Cymabay Therapeutics Inc*	10,953	49,727
Cytokinetics Inc*	775	18,026
Darling Ingredients Inc*	25,461	1,873,420
Deluxe Corp	6,864	288,013
Dyadic International Inc*	330	1,812
Dynavax Technologies Corp*	1,440	14,155
Dyne Therapeutics Inc*	244	3,789
Eargo Inc*	34	1,698
Edgewell Personal Care Co	8,877	351,529
Emerald Holding Inc*	5,510	30,415
Enanta Pharmaceuticals Inc*	2,994	147,664
Endo International PLC*	21,772	161,331
Ennis Inc	4,592	98,039
Enochian Biosciences Inc*	5,159	18,263
Envista Holdings Corp*	88,814	3,623,611
Enzo Biochem Inc*	8,293	28,528
Epizyme Inc*	3,868	33,690
Evofem Biosciences Inc*	154	270
Evolus Inc*	2,869	37,268
Exicure Inc*	751	1,637
Farmer Brothers Co*	3,892	40,632
FibroGen Inc*	1,802	62,547
Five Prime Therapeutics Inc*	5,362	201,987
Five Star Senior Living Inc*	4,771	29,199
FONAR Corp*	1,600	28,944
Forma Therapeutics Holdings Inc*	760	21,295
Franchise Group Inc	3,102	112,013
Fresh Del Monte Produce Inc	5,289	151,424
G1 Therapeutics Inc*	2,527	60,800
Generation Bio Co*	1,680	47,813
Geron Corp*	45,492	71,877
Glanbia PLC (Ireland)	304,496	4,519,139
GlycoMimetics Inc*	4,126	12,419
Gossamer Bio Inc*	4,373	40,450
GP Strategies Corp*	2,735	47,726
Graybug Vision Inc*	75	416
Green Dot Corp ‘A’ *	3,566	163,287
Gritstone Oncology Inc*	4,151	39,144
Hanger Inc*	5,644	128,796
Harvard Bioscience Inc*	7,722	42,162
Heidrick & Struggles International Inc	3,334	119,090
Herc Holdings Inc*	3,732	378,164
Heska Corp*	767	129,209
HF Foods Group Inc*	7,103	51,284
Hostess Brands Inc*	11,667	167,305
Huron Consulting Group Inc*	3,468	174,718
ICF International Inc	1,573	137,480
Ideaya Biosciences Inc*	2,618	61,523
ImmunityBio Inc*	1,096	26,019
ImmunoGen Inc*	18,529	150,085
Immunome Inc*	453	15,348
Inari Medical Inc*	639	68,373
Information Services Group Inc*	8,382	36,881
Ingles Markets Inc ‘A’	2,438	150,303
Inogen Inc*	1,188	62,394
Inozyme Pharma Inc*	818	16,196
Insperity Inc	2,969	248,624
Integer Holdings Corp*	54,148	4,987,031
Intra-Cellular Therapies Inc*	6,637	225,193
Invacare Corp	6,721	53,902
iTeos Therapeutics Inc*	963	32,915
IVERIC bio Inc*	12,633	78,072
J&J Snack Foods Corp	1,801	282,811
Jounce Therapeutics Inc*	3,695	37,948
KalVista Pharmaceuticals Inc*	2,772	71,213

	Shares	Value
Kelly Services Inc ‘A’	5,835	$129,945
Keros Therapeutics Inc*	135	8,309
Kezar Life Sciences Inc*	6,811	40,594
Kforce Inc	25,588	1,371,517
Kindred Biosciences Inc*	2,493	12,390
Kiniksa Pharmaceuticals Ltd ‘A’ *	852	15,771
Kinnate Biopharma Inc*	677	21,095
Korn Ferry	8,642	539,002
Kronos Bio Inc*	99	2,898
Kymera Therapeutics Inc*	163	6,334
Laird Superfood Inc*	116	4,347
Landec Corp*	5,095	54,007
Lannett Co Inc*	6,999	36,955
Laureate Education Inc ‘A’ *	17,753	241,263
LeMaitre Vascular Inc	788	38,439
Limoneira Co	2,530	44,275
LivaNova PLC*	2,411	177,763
LiveRamp Holdings Inc*	2,190	113,617
Lyra Therapeutics Inc*	916	10,616
MacroGenics Inc*	5,937	189,093
Magellan Health Inc*	1,019	95,012
Magenta Therapeutics Inc*	1,499	17,748
Maple Leaf Foods Inc (Canada)	10,898	248,450
Marker Therapeutics Inc*	786	1,761
MEDNAX Inc*	12,164	309,817
MEI Pharma Inc*	688	2,360
MeiraGTx Holdings PLC*	906	13,074
Meridian Bioscience Inc*	1,238	32,497
MGP Ingredients Inc	695	41,109
Milestone Scientific Inc*	3,549	12,670
Mirum Pharmaceuticals Inc*	511	10,128
Misonix Inc*	1,377	26,975
Mission Produce Inc*	1,076	20,455
MoneyGram International Inc*	4,939	32,449
Monro Inc	2,812	185,030
Myriad Genetics Inc*	11,572	352,367
NanoString Technologies Inc*	742	48,757
Natera Inc*	611	62,041
Nathan’s Famous Inc	533	33,627
National HealthCare Corp	2,127	165,715
Natural Grocers by Vitamin Cottage Inc	1,213	21,288
Nature’s Sunshine Products Inc	1,993	39,780
Natus Medical Inc*	3,598	92,145
NewAge Inc*	4,310	12,327
NextCure Inc*	998	9,990
NGM Biopharmaceuticals Inc*	646	18,779
Nkarta Inc*	735	24,181
Novavax Inc*	7,023	1,273,340
Nurix Therapeutics Inc*	1,053	32,738
Nymox Pharmaceutical Corp*	446	990
Olema Pharmaceuticals Inc*	640	21,235
Oncorus Inc*	79	1,100
OPKO Health Inc*	65,114	279,339
Option Care Health Inc*	1,458	25,865
OraSure Technologies Inc*	4,890	57,066
Orgenesis Inc*	1,250	7,163
ORIC Pharmaceuticals Inc*	231	5,660
Ortho Clinical Diagnostics Holdings PLC*	2,565	49,492
Orthofix Medical Inc*	3,194	138,460
Osmotica Pharmaceuticals PLC*	329	1,073
Owens & Minor Inc	11,752	441,758
Pacific Biosciences of California Inc*	3,533	117,684
Pandion Therapeutics Inc*	613	36,811
Passage Bio Inc*	2,322	40,589
Patterson Cos Inc	13,713	438,130
Performance Food Group Co*	20,822	1,199,555
PFSweb Inc*	2,448	16,524
Phibro Animal Health Corp ‘A’	717	17,495
Pliant Therapeutics Inc*	1,102	43,342
PMV Pharmaceuticals Inc*	743	24,437
Poseida Therapeutics Inc*	2,195	20,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Praxis Precision Medicines Inc*	175	$5,733
Precigen Inc*	2,339	16,116
Prelude Therapeutics Inc*	149	6,456
Prestige Consumer Healthcare Inc*	5,374	236,886
Primo Water Corp	25,308	411,508
Prothena Corp PLC * (Ireland)	5,303	133,211
Pulmonx Corp*	452	20,674
Quad/Graphics Inc	7,519	26,542
Quanex Building Products Corp	5,676	148,881
Relay Therapeutics Inc*	1,514	52,339
Rent-A-Center Inc	1,044	60,197
Resources Connection Inc	5,701	77,192
Revance Therapeutics Inc*	1,870	52,266
Revlon Inc ‘A’ *	98	1,208
Rockwell Medical Inc*	7,009	8,130
Rubius Therapeutics Inc*	4,953	131,254
Sanderson Farms Inc	784	122,132
Savara Inc*	13,376	27,822
Scopus Biopharma Inc*	396	3,346
SeaSpine Holdings Corp*	4,799	83,503
Seer Inc*	250	12,505
Selecta Biosciences Inc*	3,405	15,408
Seneca Foods Corp ‘A’ *	1,228	57,827
ServiceSource International Inc*	20,998	30,867
Shattuck Labs Inc*	209	6,111
Sientra Inc*	671	4,892
Silverback Therapeutics Inc*	491	21,422
Soleno Therapeutics Inc*	871	1,097
Solid Biosciences Inc*	5,755	31,825
SP Plus Corp*	3,963	129,947
SpartanNash Co	6,157	120,862
Spectrum Pharmaceuticals Inc*	11,389	37,128
Spruce Biosciences Inc*	601	9,977
Stride Inc*	6,779	204,116
Strongbridge Biopharma PLC*	307	847
Supernus Pharmaceuticals Inc*	6,413	167,892
Surgalign Holdings Inc*	11,921	25,988
Sutro Biopharma Inc*	297	6,760
Taysha Gene Therapies Inc*	375	7,613
TCR2 Therapeutics Inc*	4,300	94,944
Team Inc*	5,801	66,886
Tejon Ranch Co*	3,967	66,408
Tenet Healthcare Corp*	15,009	780,468
Terns Pharmaceuticals Inc*	754	16,588
Textainer Group Holdings Ltd * (China)	8,227	235,704
TG Therapeutics Inc*	2,603	125,465
The Aaron’s Co Inc	5,069	130,172
The Andersons Inc	5,322	145,716
The Chefs’ Warehouse Inc*	5,122	156,016
The Hackett Group Inc	1,194	19,570
The Simply Good Foods Co*	13,749	418,245
TherapeuticsMD Inc*	512	686
Theravance Biopharma Inc*	539	11,001
Tivity Health Inc*	3,343	74,616
Tootsie Roll Industries Inc	767	25,414
Triple-S Management Corp ‘B’ *	3,701	96,337
Triton International Ltd (Bermuda)	9,710	533,953
TrueBlue Inc*	6,070	133,661
Turning Point Therapeutics Inc*	282	26,674
United Natural Foods Inc*	9,144	301,203
Universal Corp	4,033	237,907
Universal Technical Institute Inc*	2,236	13,058
UroGen Pharma Ltd*	1,639	31,928
Utah Medical Products Inc	245	21,217
Vanda Pharmaceuticals Inc*	9,130	137,133
Varex Imaging Corp*	6,514	133,472
Vaxcyte Inc*	957	18,901
VBI Vaccines Inc*	1,919	5,968
Vector Group Ltd	20,235	282,278
Vectrus Inc*	1,336	71,396
Venus Concept Inc*	721	1,694

	Shares	Value
Verastem Inc*	10,537	$26,026
Vericel Corp*	912	50,662
Viad Corp	3,398	141,866
ViewRay Inc*	11,932	51,904
Viking Therapeutics Inc*	8,087	51,150
Village Super Market Inc ‘A’	1,820	42,897
Vital Farms Inc*	2,604	56,871
Vivint Smart Home Inc*	10,496	150,303
VolitionRX Ltd*	3,589	13,566
Vor BioPharma Inc*	538	23,188
VYNE Therapeutics Inc*	3,305	22,623
WD-40 Co	175	53,581
Weis Markets Inc	1,707	96,480
Willdan Group Inc*	767	31,485
WW International Inc*	5,982	187,117
X4 Pharmaceuticals Inc*	3,297	28,387
XBiotech Inc*	2,276	39,079
Xencor Inc*	749	32,252
Zentalis Pharmaceuticals Inc*	294	12,757
ZIOPHARM Oncology Inc*	12,305	44,298

		44,622,003

Diversified - 0.0%

Professional Holding Corp ‘A’ *	2,460	45,190

Energy - 4.4%

Adams Resources & Energy Inc	727	20,363
Antero Resources Corp*	39,376	401,635
Arch Resources Inc	2,265	94,224
Archrock Inc	21,576	204,756
Berry Corp	12,653	69,718
Bonanza Creek Energy Inc*	3,628	129,628
Brigham Minerals Inc ‘A’	7,430	108,775
Bristow Group Inc*	1,460	37,785
ChampionX Corp*	29,628	643,816
CNX Resources Corp*	35,101	515,985
Comstock Resources Inc*	5,962	33,029
CONSOL Energy Inc*	5,854	56,901
Contango Oil & Gas Co*	17,418	67,930
Crescent Point Energy Corp (TSE) (Canada)	1,447,524	6,035,669
CVR Energy Inc	5,146	98,700
Delek US Holdings Inc	10,317	224,704
DMC Global Inc	1,425	77,321
Dril-Quip Inc*	5,812	193,133
Earthstone Energy Inc ‘A’ *	5,085	36,358
Evolution Petroleum Corp	8,114	27,425
Exterran Corp*	2,035	6,838
Falcon Minerals Corp	8,680	38,973
Frank’s International NV*	27,149	96,379
FuelCell Energy Inc*	15,872	228,716
FutureFuel Corp	4,858	70,587
Goodrich Petroleum Corp*	1,133	10,718
Green Plains Inc*	95,064	2,573,383
Helix Energy Solutions Group Inc*	24,514	123,796
Hunting PLC (United Kingdom)	349,786	1,234,470
Kosmos Energy Ltd * (Ghana)	59,912	183,930
Liberty Oilfield Services Inc ‘A’	13,511	152,539
Magnolia Oil & Gas Corp ‘A’ *	2,543	29,194
Matador Resources Co	17,265	404,864
Matrix Service Co*	4,957	64,986
Maxeon Solar Technologies Ltd*	694	21,903
MRC Global Inc*	13,638	123,151
Nabors Industries Ltd	1,203	112,420
NACCO Industries Inc ‘A’	1,133	28,268
National Energy Services Reunited Corp*	3,576	44,235
Natural Gas Services Group Inc*	17,788	167,919
Newpark Resources Inc*	17,530	55,044
NexTier Oilfield Solutions Inc*	28,197	104,893
NOW Inc*	18,304	184,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Oceaneering International Inc*	15,610	$178,266
Oil States International Inc*	10,887	65,649
Ovintiv Inc	41,622	991,436
Par Pacific Holdings Inc*	7,008	98,953
Patterson-UTI Energy Inc	30,209	215,390
PBF Energy Inc ‘A’ *	15,876	224,645
PDC Energy Inc*	16,008	550,675
Peabody Energy Corp*	12,920	39,535
Penn Virginia Corp*	3,087	41,366
PrimeEnergy Resources Corp*	294	15,403
ProPetro Holding Corp*	13,649	145,498
Range Resources Corp*	32,527	336,004
Renewable Energy Group Inc*	2,948	194,686
REX American Resources Corp*	962	80,972
RPC Inc*	11,110	59,994
Select Energy Services Inc ‘A’ *	11,224	55,896
SM Energy Co	17,949	293,825
Solaris Oilfield Infrastructure Inc ‘A’	5,351	65,657
Southwestern Energy Co*	99,045	460,559
SunCoke Energy Inc	14,839	104,021
Sunnova Energy International Inc*	7,426	303,129
SunPower Corp*	3,567	119,316
Talos Energy Inc*	3,020	36,361
Tellurian Inc*	21,928	51,312
Transocean Ltd*	94,863	336,764
Trecora Resources*	5,290	41,103
US Silica Holdings Inc	10,720	131,749
W&T Offshore Inc*	17,757	63,748
Warrior Met Coal Inc	7,817	133,905
Whiting Petroleum Corp*	533	18,895

		20,594,460

Financial - 30.8%

1st Constitution Bancorp	2,056	36,206
1st Source Corp	2,833	134,794
Acadia Realty Trust REIT	8,154	154,681
ACNB Corp	1,731	50,718
Agree Realty Corp REIT	9,796	659,369
Alerus Financial Corp	2,691	80,138
Alexander & Baldwin Inc REIT*	12,007	201,598
Alexander’s Inc REIT	61	16,915
Allegiance Bancshares Inc	1,379	55,905
Alpine Income Property Trust Inc REIT	1,713	29,738
Alset EHome International Inc*	1,477	17,089
Altabancorp	2,677	112,541
Amalgamated Financial Corp	2,766	45,888
Ambac Financial Group Inc*	7,784	130,304
Amerant Bancorp Inc*	4,207	78,124
American Assets Trust Inc REIT	8,262	268,019
American Equity Investment Life Holding Co	7,370	232,376
American Finance Trust Inc REIT	18,325	179,951
American National Bankshares Inc	2,017	66,702
American Realty Investors Inc*	1,433	12,653
Ameris Bancorp	5,080	266,751
AMERISAFE Inc	3,195	204,480
Ames National Corp	1,840	47,067
Apollo Commercial Real Estate Finance Inc REIT	22,171	309,729
Arbor Realty Trust Inc REIT	17,433	277,185
Ares Commercial Real Estate Corp REIT	5,661	77,669
Argo Group International Holdings Ltd	5,322	267,803
Arlington Asset Investment Corp ‘A’ REIT *	8,156	32,950
Armada Hoffler Properties Inc REIT	9,047	113,449
ARMOUR Residential REIT Inc	9,656	117,803
Arrow Financial Corp	2,428	80,877
Artisan Partners Asset Management Inc ‘A’	5,425	283,022
Assetmark Financial Holdings Inc*	1,990	46,447
Associated Capital Group Inc ‘A’	609	21,839
Atlantic Capital Bancshares Inc*	3,665	88,326
Atlantic Union Bankshares Corp	72,732	2,789,999

	Shares	Value
Auburn National BanCorp Inc	644	$24,710
Axos Financial Inc*	3,909	183,762
B. Riley Financial Inc	3,356	189,211
Banc of California Inc	7,022	126,958
BancFirst Corp	3,116	220,270
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	5,588	84,546
BancorpSouth Bank	15,926	517,276
Bank First Corp	231	17,323
Bank of Commerce Holdings	3,431	43,745
Bank of Marin Bancorp	2,378	93,122
Bank7 Corp	891	15,690
BankFinancial Corp	3,224	33,272
BankUnited Inc	6,966	306,156
Bankwell Financial Group Inc	1,481	39,913
Banner Corp	2,617	139,565
Bar Harbor Bankshares	2,724	80,140
Baycom Corp*	1,917	34,544
BCB Bancorp Inc	3,094	42,697
Berkshire Hills Bancorp Inc	3,550	79,236
BGC Partners Inc ‘A’	51,415	248,334
Blackstone Mortgage Trust Inc ‘A’ REIT	21,541	667,771
Blucora Inc*	8,241	137,130
Bluerock Residential Growth REIT Inc	3,323	33,596
Bogota Financial Corp*	2,045	20,982
Boston Private Financial Holdings Inc	6,197	82,544
Bridgewater Bancshares Inc*	4,128	66,667
Broadmark Realty Capital Inc REIT	21,352	223,342
Broadstone Net Lease Inc REIT	5,484	100,357
Brookline Bancorp Inc	5,742	86,130
BRT Apartments Corp REIT	2,258	38,025
Bryn Mawr Bank Corp	81,058	3,688,950
Business First Bancshares Inc	3,549	84,928
Byline Bancorp Inc	4,387	92,785
C&F Financial Corp	799	35,388
Cadence BanCorp	9,425	195,380
California BanCorp*	1,850	32,948
Cambridge Bancorp	937	79,008
Camden National Corp	2,805	134,247
Cannae Holdings Inc*	13,853	548,856
Capital Bancorp Inc*	1,871	36,092
Capital City Bank Group Inc	2,548	66,299
Capitol Federal Financial Inc	10,118	134,013
Capstar Financial Holdings Inc	3,209	55,355
Capstead Mortgage Corp REIT	14,992	93,400
CareTrust REIT Inc	6,197	144,297
Carter Bankshares Inc*	4,403	61,466
CatchMark Timber Trust Inc ‘A’ REIT	5,767	58,708
Cathay General Bancorp	12,218	498,250
CB Financial Services Inc	1,295	28,658
CBTX Inc	3,128	96,092
Centerspace REIT	2,210	150,280
Central Pacific Financial Corp	1,959	52,266
Central Valley Community Bancorp	2,292	42,196
Century Bancorp Inc ‘A’	513	47,868
Chatham Lodging Trust REIT *	8,126	106,938
Chemung Financial Corp	829	34,669
Cherry Hill Mortgage Investment Corp REIT	3,578	33,419
Chimera Investment Corp REIT	31,114	395,148
ChoiceOne Financial Services Inc	1,578	37,951
CIT Group Inc	15,744	810,973
Citizens & Northern Corp	2,612	62,113
Citizens Holding Co	1,309	26,049
Citizens Inc*	9,545	55,266
City Holding Co	1,212	99,117
City Office REIT Inc	7,817	83,017
Civista Bancshares Inc	2,991	68,614
Clipper Realty Inc REIT	292	2,313
CNB Financial Corp	2,804	69,006
CNO Financial Group Inc	249,373	6,057,270
Coastal Financial Corp*	1,714	44,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Codorus Valley Bancorp Inc	2,100	$38,661
Colony Bankcorp Inc	1,998	31,169
Colony Capital Inc REIT	76,008	492,532
Colony Credit Real Estate Inc REIT	11,927	101,618
Columbia Banking System Inc	122,380	5,273,354
Columbia Financial Inc*	5,965	104,268
Columbia Property Trust Inc REIT	18,786	321,241
Community Bank System Inc	4,061	311,560
Community Bankers Trust Corp	4,863	42,892
Community Trust Bancorp Inc	2,703	119,013
ConnectOne Bancorp Inc	6,288	159,401
CorEnergy Infrastructure Trust Inc REIT	3,577	25,289
CorePoint Lodging Inc REIT	7,440	67,183
County Bancorp Inc	1,229	29,459
Cowen Inc ‘A’	2,929	102,954
Crawford & Co ‘A’	3,449	36,732
CrossFirst Bankshares Inc*	8,357	115,243
CTO Realty Growth Inc REIT	1,133	58,927
Cushman & Wakefield PLC*	12,152	198,321
Customers Bancorp Inc*	3,129	99,565
CVB Financial Corp	9,838	217,321
Diamond Hill Investment Group Inc	546	85,181
DiamondRock Hospitality Co REIT *	31,414	323,564
Dime Community Bancshares Inc	5,545	167,126
Diversified Healthcare Trust REIT	37,301	178,299
Donegal Group Inc ‘A’	2,542	37,774
Dynex Capital Inc REIT	4,006	75,834
Eagle Bancorp Inc	2,373	126,267
Eagle Bancorp Montana Inc	1,463	35,580
Eastern Bankshares Inc	22,231	428,836
EastGroup Properties Inc REIT	395	56,596
Ellington Financial Inc REIT	6,674	106,851
Ellington Residential Mortgage REIT	2,366	29,125
Employers Holdings Inc	2,239	96,411
Encore Capital Group Inc*	5,201	209,236
Enova International Inc*	5,771	204,755
Enstar Group Ltd*	1,938	478,163
Enterprise Bancorp Inc	1,776	57,756
Enterprise Financial Services Corp	4,026	199,045
Equity Bancshares Inc ‘A’ *	2,650	72,610
Esquire Financial Holdings Inc*	1,258	28,695
ESSA Bancorp Inc	2,123	33,968
Essent Group Ltd	17,608	836,204
Essential Properties Realty Trust Inc REIT	16,833	384,297
Evans Bancorp Inc	1,093	37,042
EZCORP Inc ‘A’ *	9,730	48,358
Farmers & Merchants Bancorp Inc	2,035	51,160
Farmers National Banc Corp	4,814	80,394
Farmland Partners Inc REIT	4,919	55,142
Fathom Holdings Inc*	192	7,033
FB Financial Corp	5,223	232,215
FBL Financial Group Inc ‘A’	1,718	96,071
Federal Agricultural Mortgage Corp ‘C’	1,236	124,490
Federated Hermes Inc	10,971	343,392
FedNat Holding Co	4,350	20,140
Fidelity D&D Bancorp Inc	824	50,676
Financial Institutions Inc	2,883	87,326
First BanCorp	16,393	184,585
First Bancorp NC	2,105	91,567
First Bank	3,520	42,838
First Busey Corp	8,390	215,203
First Business Financial Services Inc	1,722	42,585
First Capital Inc	726	35,363
First Choice Bancorp	2,141	52,048
First Commonwealth Financial Corp	7,042	101,194
First Community Bankshares Inc	3,126	93,749
First Community Corp	1,706	34,035
First Financial Bancorp	7,304	175,296
First Financial Corp	2,352	105,863
First Foundation Inc	5,257	123,329
First Guaranty Bancshares Inc	1,188	21,277

	Shares	Value
First Horizon Corp	358,402	$6,060,578
First Internet Bancorp	1,796	63,273
First Interstate BancSystem Inc ‘A’	6,614	304,509
First Merchants Corp	8,735	406,177
First Mid Bancshares Inc	2,576	113,164
First Midwest Bancorp Inc	8,564	187,637
First Northwest Bancorp	2,038	33,872
First Savings Financial Group Inc	464	31,153
First United Corp	1,705	30,042
First Western Financial Inc*	1,491	37,290
Flagstar Bancorp Inc	3,648	164,525
Flushing Financial Corp	5,122	108,740
FNCB Bancorp Inc	4,114	31,020
Franklin Financial Services Corp	1,050	32,739
Franklin Street Properties Corp REIT	18,251	99,468
FRP Holdings Inc*	1,256	61,820
FS Bancorp Inc	706	47,443
Fulton Financial Corp	25,654	436,888
FVCBankcorp Inc*	2,511	43,491
GAMCO Investors Inc ‘A’	714	13,245
Genworth Financial Inc ‘A’ *	82,780	274,830
German American Bancorp Inc	48,828	2,256,830
Getty Realty Corp REIT	5,490	155,477
Glacier Bancorp Inc	23,080	1,317,406
Gladstone Commercial Corp REIT	4,737	92,656
Gladstone Land Corp REIT	1,153	21,100
Global Medical REIT Inc	7,795	102,192
Global Net Lease Inc REIT	14,826	267,758
Goosehead Insurance Inc ‘A’	1,895	203,106
Granite Point Mortgage Trust Inc REIT	4,373	52,345
Great Ajax Corp REIT	3,183	34,695
Great Southern Bancorp Inc	1,910	108,240
Great Western Bancorp Inc	4,158	125,946
Greene County Bancorp Inc	867	21,684
Greenlight Capital Re Ltd ‘A’ *	5,583	48,572
Guaranty Bancshares Inc	1,552	57,036
Hancock Whitney Corp	13,835	581,208
Hanmi Financial Corp	2,120	41,828
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	10,739	602,458
Harborone Bancorp Inc	9,026	121,580
Hawthorn Bancshares Inc	1,470	31,296
HBT Financial Inc	2,215	37,921
HCI Group Inc	924	70,982
Healthcare Realty Trust Inc REIT	37,878	1,148,461
Heartland Financial USA Inc	5,691	286,030
Heritage Commerce Corp	10,173	124,314
Heritage Financial Corp	2,804	79,185
Heritage Insurance Holdings Inc	3,634	40,265
Hersha Hospitality Trust REIT *	6,301	66,476
Highwoods Properties Inc REIT	13,757	590,726
Hilltop Holdings Inc	10,643	363,246
Hingham Institution for Savings	253	71,791
Home Bancorp Inc	1,503	54,183
Home BancShares Inc	24,482	662,238
Home Point Capital Inc*	2,125	19,762
HomeStreet Inc	1,609	70,909
HomeTrust Bancshares Inc	2,904	70,712
Hope Bancorp Inc	8,687	130,826
Horace Mann Educators Corp	125,693	5,431,195
Horizon Bancorp Inc	7,344	136,451
Howard Bancorp Inc*	2,799	46,016
Independence Holding Co	1,009	40,209
Independence Realty Trust Inc REIT	16,818	255,634
Independent Bank Corp	4,182	352,083
Independent Bank Corp MI	3,833	90,612
Independent Bank Group Inc	5,824	420,726
Industrial Logistics Properties Trust REIT	10,211	236,180
Innovative Industrial Properties Inc REIT	2,099	378,156
International Bancshares Corp	8,635	400,837
Invesco Mortgage Capital Inc REIT	36,566	146,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Investar Holding Corp	2,102	$43,196
Investors Bancorp Inc	12,817	188,282
Investors Title Co	250	41,500
iStar Inc REIT	5,366	95,407
James River Group Holdings Ltd	298	13,595
Kearny Financial Corp	9,595	115,908
Kennedy-Wilson Holdings Inc	19,564	395,388
Kite Realty Group Trust REIT	13,652	263,347
KKR Real Estate Finance Trust Inc REIT	3,866	71,096
Ladder Capital Corp REIT	16,625	196,175
Lakeland Bancorp Inc	8,335	145,279
Lakeland Financial Corp	43,950	3,040,900
Landmark Bancorp Inc	1,068	28,217
LCNB Corp	2,566	44,905
Legacy Housing Corp*	335	5,940
LendingClub Corp*	11,761	194,292
Level One Bancorp Inc	1,296	33,411
Lexington Realty Trust REIT	43,020	477,952
Limestone Bancorp Inc*	1,542	24,441
Live Oak Bancshares Inc	4,646	318,205
LTC Properties Inc REIT	4,082	170,301
Luther Burbank Corp	3,748	44,339
Macatawa Bank Corp	5,294	52,675
Mack-Cali Realty Corp REIT	14,391	222,773
Mackinac Financial Corp	2,261	31,699
MainStreet Bancshares Inc*	1,573	32,655
Marcus & Millichap Inc*	3,670	123,679
Marlin Business Services Corp	2,116	28,862
Maui Land & Pineapple Co Inc*	1,555	17,960
MBIA Inc*	8,998	86,561
McGrath RentCorp	48,532	3,914,106
Mercantile Bank Corp	2,852	92,604
Merchants Bancorp	1,673	70,166
Meridian Bancorp Inc	7,990	147,176
Meridian Corp	1,148	29,848
Meta Financial Group Inc	2,506	113,547
Metrocity Bankshares Inc	3,464	53,276
Metropolitan Bank Holding Corp*	1,337	67,331
MFA Financial Inc REIT	69,933	284,627
Mid Penn Bancorp Inc	1,524	40,858
Middlefield Banc Corp	1,439	30,161
Midland States Bancorp Inc	3,744	103,859
Midwest Holding Inc*	337	16,847
MidWestOne Financial Group Inc	2,679	82,969
MMA Capital Holdings Inc*	746	17,016
Monmouth Real Estate Investment Corp REIT	2,383	42,155
Mr Cooper Group Inc*	12,224	424,906
MVB Financial Corp	1,800	60,840
National Bank Holdings Corp ‘A’	1,615	64,083
National Bankshares Inc	1,332	47,299
National Health Investors Inc REIT	4,766	344,486
National Western Life Group Inc ‘A’	454	113,046
Navient Corp	29,843	427,053
NBT Bancorp Inc	3,193	127,401
Nelnet Inc ‘A’	2,867	208,546
NETSTREIT Corp	3,762	69,559
New Senior Investment Group Inc REIT	14,757	91,936
New York Mortgage Trust Inc REIT	59,583	266,336
Newmark Group Inc ‘A’	23,862	238,739
NexPoint Residential Trust Inc REIT	2,814	129,697
NI Holdings Inc*	2,020	37,330
Nicolet Bankshares Inc*	1,566	130,698
NMI Holdings Inc ‘A’ *	12,706	300,370
Northeast Bank	580	15,306
Northfield Bancorp Inc	3,443	54,813
Northrim BanCorp Inc	1,224	52,032
Northwest Bancshares Inc	8,784	126,929
Norwood Financial Corp	1,365	36,323
Oak Valley Bancorp	1,698	29,121
OceanFirst Financial Corp	9,818	235,043
Oconee Federal Financial Corp	620	16,170

	Shares	Value
Office Properties Income Trust REIT	7,937	$218,426
OFG Bancorp	5,373	121,537
Ohio Valley Banc Corp	1,103	26,781
Old National Bancorp	12,525	242,233
Old Republic International Corp	271,419	5,927,791
Old Second Bancorp Inc	5,375	71,004
One Liberty Properties Inc REIT	3,025	67,367
OP Bancorp	2,985	31,402
Oportun Financial Corp*	3,643	75,447
Oppenheimer Holdings Inc ‘A’	1,739	69,647
Orchid Island Capital Inc REIT	15,457	92,897
Origin Bancorp Inc	3,741	158,656
Orrstown Financial Services Inc	2,249	50,153
Pacific Premier Bancorp Inc	6,005	260,857
Park National Corp	2,255	291,571
Parke Bancorp Inc	2,237	44,718
Partners Bancorp	3,192	23,334
PCB Bancorp	2,712	40,680
PCSB Financial Corp	2,907	48,285
PDL Community Bancorp*	2,154	23,931
Peapack Gladstone Financial Corp	3,267	100,885
Pebblebrook Hotel Trust REIT	20,940	508,633
Penns Woods Bancorp Inc	1,552	37,388
PennyMac Financial Services Inc	5,930	396,539
PennyMac Mortgage Investment Trust REIT	11,441	224,244
Peoples Bancorp Inc	72,528	2,405,754
Peoples Bancorp of North Carolina Inc	1,152	27,233
Peoples Financial Services Corp	1,341	56,644
Physicians Realty Trust REIT	33,479	591,574
Piedmont Office Realty Trust Inc ‘A’ REIT	20,171	350,370
Pioneer Bancorp Inc*	2,764	32,201
Piper Sandler Cos	2,848	312,283
Plumas Bancorp	1,139	33,316
PotlatchDeltic Corp REIT	10,528	557,142
PRA Group Inc*	7,420	275,059
Preferred Apartment Communities Inc ‘A’ REIT	8,641	85,114
Preferred Bank	1,087	69,220
Premier Financial Bancorp Inc	2,743	50,992
Premier Financial Corp	6,177	205,447
Primis Financial Corp*	3,880	56,415
ProAssurance Corp	4,205	112,526
PROG Holdings Inc	9,491	410,865
ProSight Global Inc*	2,400	30,240
Protective Insurance Corp ‘B’	1,927	44,070
Provident Bancorp Inc	3,414	49,162
Provident Financial Holdings Inc	1,644	27,784
Provident Financial Services Inc	5,399	120,290
Prudential Bancorp Inc	1,887	27,852
QCR Holdings Inc	2,584	122,016
QTS Realty Trust Inc ‘A’ REIT	465	28,849
Radian Group Inc	30,107	699,988
Rafael Holdings Inc ‘B’ *	1,764	70,419
RBB Bancorp	3,170	64,256
RE/MAX Holdings Inc ‘A’	2,867	112,931
Ready Capital Corp REIT	7,101	95,295
Realogy Holdings Corp*	18,744	283,597
Red River Bancshares Inc	980	54,890
Redwood Trust Inc REIT	16,500	171,765
Regional Management Corp	1,627	56,392
Reliant Bancorp Inc	2,726	78,291
Renasant Corp	4,075	168,623
Republic Bancorp Inc ‘A’	1,790	79,279
Republic First Bancorp Inc*	7,149	26,952
Retail Opportunity Investments Corp REIT	18,922	300,292
Retail Properties of America Inc ‘A’ REIT	33,732	353,511
Retail Value Inc REIT	3,257	60,938
Richmond Mutual Bancorporation Inc	2,778	37,670
Riverview Bancorp Inc	4,980	34,511
RLI Corp	886	98,851
RLJ Lodging Trust REIT	26,526	410,622
RPT Realty REIT	12,690	144,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Ryman Hospitality Properties Inc REIT *	930	$72,084
S&T Bancorp Inc	2,963	99,260
Sabra Health Care REIT Inc	32,980	572,533
Safeguard Scientifics Inc*	4,704	32,081
Safehold Inc REIT	1,126	78,933
Safety Insurance Group Inc	1,123	94,613
Salisbury Bancorp Inc	673	29,888
Sandy Spring Bancorp Inc	7,522	326,680
Saul Centers Inc REIT	535	21,459
SB Financial Group Inc	1,691	30,878
Sculptor Capital Management Inc	3,458	75,661
Seacoast Banking Corp of Florida*	3,861	139,923
Security National Financial Corp ‘A’ *	2,661	24,880
Select Bancorp Inc*	3,408	37,727
Selective Insurance Group Inc	46,951	3,405,826
Selectquote Inc*	15,308	451,739
Seritage Growth Properties REIT *	5,902	108,302
Service Properties Trust REIT	26,679	316,413
ServisFirst Bancshares Inc	1,969	120,759
Shore Bancshares Inc	2,529	43,044
Sierra Bancorp	2,649	70,993
Silvercrest Asset Management Group Inc ‘A’	1,558	22,404
Silvergate Capital Corp ‘A’ *	3,136	445,845
Simmons First National Corp ‘A’	8,305	246,409
SiriusPoint Ltd * (Bermuda)	14,334	145,777
SITE Centers Corp REIT	24,960	338,458
SmartFinancial Inc	2,722	58,931
South Plains Financial Inc	2,175	49,416
South State Corp	72,824	5,717,412
Southern First Bancshares Inc*	1,368	64,132
Southern Missouri Bancorp Inc	1,492	58,815
Southside Bancshares Inc	2,353	90,614
Spirit of Texas Bancshares Inc	2,555	57,002
STAG Industrial Inc REIT	23,423	787,247
Standard AVB Financial Corp	302	9,860
State Auto Financial Corp	3,338	65,792
StepStone Group Inc ‘A’	2,011	70,928
Sterling Bancorp Inc*	4,710	26,659
Stewart Information Services Corp	2,067	107,546
Stifel Financial Corp	15,900	1,018,554
Stock Yards Bancorp Inc	2,975	151,903
StoneX Group Inc*	2,616	171,034
Stratus Properties Inc*	1,281	39,070
Summit Financial Group Inc	2,238	59,419
Summit Hotel Properties Inc REIT *	16,262	165,222
Sunstone Hotel Investors Inc REIT	34,710	432,487
SWK Holdings Corp*	1,352	19,658
Tanger Factory Outlet Centers Inc REIT	14,941	226,057
Terreno Realty Corp REIT	6,319	365,049
Territorial Bancorp Inc	1,649	43,633
Texas Capital Bancshares Inc*	8,093	573,956
The Bancorp Inc*	8,624	178,689
The Bank of NT Butterfield & Son Ltd (Bermuda)	8,183	312,754
The Bank of Princeton	1,315	37,635
The Community Financial Corp	1,175	40,244
The First Bancorp Inc	2,000	58,380
The First Bancshares Inc	3,532	129,306
The First of Long Island Corp	122,998	2,613,707
The GEO Group Inc REIT	12,311	95,533
The Hanover Insurance Group Inc	51,285	6,639,356
The Macerich Co REIT	24,455	286,123
The RMR Group Inc ‘A’	528	21,548
The St Joe Co	2,372	101,759
Timberland Bancorp Inc	1,580	43,940
Tiptree Inc	5,384	48,187
Tompkins Financial Corp	2,253	186,323
Towne Bank	10,908	331,603
TPG RE Finance Trust Inc REIT	9,523	106,658
Transcontinental Realty Investors Inc REIT *	747	16,075
Trean Insurance Group Inc*	2,265	36,580

	Shares	Value
TriCo Bancshares	33,631	$1,593,100
TriState Capital Holdings Inc*	4,817	111,080
Triumph Bancorp Inc*	1,758	136,052
TrustCo Bank Corp NY	74,476	548,888
Trustmark Corp	10,249	344,981
Two Harbors Investment Corp REIT	44,640	327,211
UMB Financial Corp	6,860	633,384
UMH Properties Inc REIT	1,917	36,749
United Bankshares Inc	19,769	762,688
United Community Banks Inc	5,875	200,455
United Fire Group Inc	3,297	114,736
United Insurance Holdings Corp	4,807	34,658
United Security Bancshares	3,534	28,943
Unity Bancorp Inc	1,671	36,762
Universal Health Realty Income Trust REIT	429	29,078
Universal Insurance Holdings Inc	3,213	46,074
Univest Financial Corp	4,955	141,663
Urban Edge Properties REIT	18,939	312,872
Urstadt Biddle Properties Inc ‘A’ REIT	5,344	88,978
Valley National Bancorp	63,517	872,724
Vericity Inc*	1,345	13,302
Veritex Holdings Inc	3,564	116,614
Virtus Investment Partners Inc	1,088	256,224
Waddell & Reed Financial Inc ‘A’	9,658	241,933
Walker & Dunlop Inc	4,171	428,529
Washington Federal Inc	12,234	376,807
Washington Real Estate Investment Trust REIT	13,792	304,803
Washington Trust Bancorp Inc	60,131	3,104,564
Waterstone Financial Inc	3,806	77,718
Watford Holdings Ltd * (Bermuda)	3,035	105,041
WesBanco Inc	10,576	381,371
West Bancorporation Inc	2,608	62,827
Westamerica Bancorporation	1,768	110,995
Western Asset Mortgage Capital Corp REIT	5,912	18,859
Western New England Bancorp Inc	4,918	41,459
Westwood Holdings Group Inc	1,895	27,402
Whitestone REIT	7,451	72,275
WisdomTree Investments Inc	23,871	149,194
World Acceptance Corp*	770	99,915
WSFS Financial Corp	4,309	214,545
Xenia Hotels & Resorts Inc REIT *	13,225	257,887

		143,284,916

Industrial - 21.7%

908 Devices Inc*	37	1,795
AAR Corp	5,545	230,949
Advanced Emissions Solutions Inc	4,555	25,053
Aegion Corp*	5,187	149,126
Alamo Group Inc	368	57,463
Allied Motion Technologies Inc	351	18,017
Altra Industrial Motion Corp	10,338	571,898
American Outdoor Brands Inc*	2,706	68,191
American Superconductor Corp*	4,658	88,316
American Woodmark Corp*	2,778	273,855
API Group Corp * ~	22,606	467,492
Apogee Enterprises Inc	62,144	2,540,447
Applied Industrial Technologies Inc	3,804	346,811
Applied Optoelectronics Inc*	4,704	39,325
ArcBest Corp	4,133	290,839
Arcosa Inc	7,820	509,004
Ardmore Shipping Corp (Ireland)	4,802	21,801
Argan Inc	31,548	1,683,086
Astec Industries Inc	36,472	2,750,718
Astronics Corp*	4,402	79,412
Atlas Air Worldwide Holdings Inc*	3,989	241,095
AZZ Inc	4,193	211,118
Barnes Group Inc	7,603	376,653
Bel Fuse Inc ‘B’	2,142	42,604
Belden Inc	7,209	319,863

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Benchmark Electronics Inc	101,467	$3,137,360
Bloom Energy Corp ‘A’ *	399	10,793
Boise Cascade Co	5,297	316,920
Brady Corp ‘A’	2,076	110,962
Builders FirstSource Inc*	15,831	734,083
Cactus Inc ‘A’	4,371	133,840
Caesarstone Ltd	4,378	60,110
Casella Waste Systems Inc ‘A’ *	1,202	76,411
CECO Environmental Corp*	6,243	49,507
Chart Industries Inc*	5,753	818,940
CIRCOR International Inc*	3,437	119,676
Columbus McKinnon Corp	54,078	2,853,155
Comfort Systems USA Inc	4,170	311,791
Comtech Telecommunications Corp	4,309	107,036
Concrete Pumping Holdings Inc*	5,783	42,852
Construction Partners Inc ‘A’ *	2,797	83,574
Cornerstone Building Brands Inc*	4,289	60,175
Costamare Inc (Monaco)	9,117	87,706
Covanta Holding Corp	12,105	167,775
Covenant Logistics Group Inc ‘A’ *	2,422	49,869
DHT Holdings Inc	19,411	115,107
Diamond S Shipping Inc*	5,457	54,734
Dorian LPG Ltd*	4,528	59,453
Ducommun Inc*	1,898	113,880
DXP Enterprises Inc*	2,954	89,122
Dycom Industries Inc*	1,479	137,325
Eagle Bulk Shipping Inc*	1,333	48,148
Eastman Kodak Co*	3,830	30,142
Echo Global Logistics Inc*	2,050	64,391
EMCOR Group Inc	7,929	889,317
Encore Wire Corp	3,374	226,497
Enerpac Tool Group Corp	6,350	165,862
EnerSys	6,190	562,052
Eneti Inc	1,845	38,800
EnPro Industries Inc	3,386	288,724
ESCO Technologies Inc	430	46,823
FARO Technologies Inc*	332	28,741
Federal Signal Corp	1,039	39,794
Fluidigm Corp*	8,262	37,344
Fluor Corp	22,691	523,935
Forward Air Corp	1,781	158,171
Franklin Electric Co Inc	665	52,495
Frontline Ltd (Norway)	20,086	143,615
GATX Corp	5,599	519,251
Genco Shipping & Trading Ltd	3,755	37,850
Gencor Industries Inc*	2,278	30,548
General Finance Corp*	2,622	31,857
Gibraltar Industries Inc*	4,093	374,550
Golar LNG Ltd * (Bermuda)	15,129	154,770
GoPro Inc ‘A’ *	3,044	35,432
Graham Corp	2,217	31,570
Granite Construction Inc	6,878	276,840
Great Lakes Dredge & Dock Corp*	171,631	2,502,380
Greif Inc ‘A’	4,241	241,737
Greif Inc ‘B’	1,141	65,311
Griffon Corp	7,671	208,421
Harsco Corp*	12,955	222,178
Haynes International Inc	2,346	69,606
Heartland Express Inc	8,276	162,044
Helios Technologies Inc	2,887	210,376
Heritage-Crystal Clean Inc*	2,880	78,134
Hillenbrand Inc	133,981	6,392,234
Hub Group Inc ‘A’ *	5,332	358,737
Hurco Cos Inc	1,308	46,172
Hydrofarm Holdings Group Inc*	699	42,164
Hyster-Yale Materials Handling Inc	1,687	146,971
IES Holdings Inc*	1,071	53,989
II-VI Inc*	2,087	142,688
Insteel Industries Inc	67,156	2,071,091
International Seaways Inc	3,659	70,911
Intevac Inc*	4,658	33,305

	Shares	Value
IntriCon Corp*	1,785	$45,767
JELD-WEN Holding Inc*	11,099	307,331
Kaman Corp	4,116	211,110
KBR Inc	19,988	767,339
Kennametal Inc	13,353	533,719
Kimball Electronics Inc*	4,201	108,386
Knowles Corp*	126,855	2,653,807
Lawson Products Inc*	484	25,100
LB Foster Co ‘A’ *	2,235	40,007
LENSAR Inc*	1,705	12,378
LSI Industries Inc	5,327	45,439
Luxfer Holdings PLC (United Kingdom)	4,643	98,803
Lydall Inc*	3,002	101,287
Marten Transport Ltd	5,489	93,148
Masonite International Corp*	4,089	471,216
MasTec Inc*	8,436	790,453
Materion Corp	2,052	135,924
Matson Inc	6,887	459,363
Matthews International Corp ‘A’	5,152	203,762
Mayville Engineering Co Inc*	574	8,254
Meggitt PLC * (United Kingdom)	343,094	2,256,070
Mistras Group Inc*	3,013	34,378
Montrose Environmental Group Inc*	2,326	116,742
Moog Inc ‘A’	4,721	392,551
Mueller Industries Inc	47,289	1,955,400
Mueller Water Products Inc ‘A’	289,489	4,021,002
Myers Industries Inc	4,164	82,281
MYR Group Inc*	1,098	78,694
National Presto Industries Inc	868	88,597
NL Industries Inc	3,042	22,663
NN Inc*	8,111	57,345
Nordic American Tankers Ltd	25,846	84,000
Northwest Pipe Co*	1,869	62,462
NV5 Global Inc*	255	24,625
NVE Corp	229	16,053
O-I Glass Inc	6,527	96,208
Olympic Steel Inc	1,877	55,278
Oshkosh Corp	41,234	4,892,826
Overseas Shipholding Group Inc ‘A’ *	12,647	26,053
Pactiv Evergreen Inc	5,679	78,029
PAM Transportation Services Inc*	432	26,654
Pangaea Logistics Solutions Ltd	5,142	16,249
Park Aerospace Corp	3,911	51,703
Park-Ohio Holdings Corp	1,697	53,439
Patrick Industries Inc	325	27,625
PGT Innovations Inc*	6,076	153,419
Plexus Corp*	955	87,707
Powell Industries Inc	1,746	59,137
Primoris Services Corp	3,581	118,639
Radiant Logistics Inc*	7,837	54,467
Ranpak Holdings Corp*	5,128	102,868
Raven Industries Inc	5,433	208,247
Regal Beloit Corp	17,837	2,544,983
Rexnord Corp	120,665	5,682,115
Ryerson Holding Corp*	3,200	54,528
Safe Bulkers Inc * (Greece)	12,583	30,828
Sanmina Corp*	10,366	428,945
Scorpio Tankers Inc (Monaco)	8,597	158,701
SEACOR Holdings Inc*	3,314	135,046
SFL Corp Ltd (Norway)	16,350	131,127
SMART Global Holdings Inc*	267	12,287
Smith & Wesson Brands Inc	9,338	162,948
SPX Corp*	1,947	113,452
SPX FLOW Inc	6,870	435,077
Standex International Corp	2,048	195,727
Sterling Construction Co Inc*	4,204	97,533
Stoneridge Inc*	3,757	119,510
Sturm Ruger & Co Inc	484	31,978
Summit Materials Inc ‘A’ *	185,777	5,205,472
Terex Corp	10,842	499,491
The Eastern Co	1,277	34,224

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
The Gorman-Rupp Co	2,703	$89,496
The Greenbrier Cos Inc	120,130	5,672,539
The Manitowoc Co Inc*	5,874	121,122
The Timken Co	72,306	5,869,078
Thermon Group Holdings Inc*	5,758	112,223
Tidewater Inc*	5,592	70,068
TimkenSteel Corp*	8,198	96,327
Tredegar Corp	4,802	72,078
TriMas Corp*	6,835	207,237
Trinseo SA	4,301	273,845
Triumph Group Inc	8,749	160,807
TTM Technologies Inc*	16,539	239,816
Turtle Beach Corp*	2,627	70,062
Tutor Perini Corp*	7,064	133,863
UFP Industries Inc	41,667	3,160,025
UFP Technologies Inc*	1,238	61,677
Ultralife Corp*	2,907	24,070
Universal Logistics Holdings Inc	829	21,811
US Concrete Inc*	2,701	198,037
US Ecology Inc*	5,230	217,777
US Xpress Enterprises Inc ‘A’ *	4,571	53,709
Vishay Intertechnology Inc	21,385	514,951
Vishay Precision Group Inc*	2,319	71,448
Watts Water Technologies Inc ‘A’	2,493	296,193
Welbilt Inc*	15,468	251,355
Werner Enterprises Inc	1,332	62,830
Willis Lease Finance Corp*	798	34,681
WillScot Mobile Mini Holdings Corp*	156,682	4,347,926
Worthington Industries Inc	5,656	379,461

		100,735,543

Technology - 3.8%

3D Systems Corp*	18,616	510,823
ACI Worldwide Inc*	90,139	3,429,789
Allscripts Healthcare Solutions Inc*	23,415	351,576
Alpha & Omega Semiconductor Ltd*	3,647	119,257
Ambarella Inc*	3,834	384,895
Amkor Technology Inc	13,608	322,646
Asure Software Inc*	955	7,296
Axcelis Technologies Inc*	698	28,681
AXT Inc*	7,088	82,646
BM Technologies Inc * Ω ±	318	3,418
Cerence Inc*	6,088	545,363
Cloudera Inc*	17,464	212,537
Cognyte Software Ltd * (Israel)	6,034	167,805
Cohu Inc	6,420	268,613
Computer Programs & Systems Inc	2,385	72,981
Conduent Inc*	27,664	184,242
Corsair Gaming Inc*	1,233	41,047
CTS Corp	5,365	166,637
Cubic Corp	4,627	345,035
Daily Journal Corp*	77	24,367
Diebold Nixdorf Inc*	5,918	83,621
Digi International Inc*	5,203	98,805
Digimarc Corp*	125	3,707
Diodes Inc*	5,708	455,727
Donnelley Financial Solutions Inc*	5,082	141,432
DSP Group Inc*	1,102	15,703
Ebix Inc	2,260	72,388
eGain Corp*	3,256	30,899
Evolent Health Inc ‘A’ *	10,536	212,827
GSI Technology Inc*	1,383	9,252
GTY Technology Holding Inc*	8,802	56,245
IBEX Holdings Ltd*	1,125	24,750
Immersion Corp*	1,786	17,110
Insight Enterprises Inc*	4,083	389,600
ManTech International Corp ‘A’	2,601	226,157
MaxLinear Inc*	4,645	158,302
MicroStrategy Inc ‘A’ *	412	279,666
MTS Systems Corp	3,278	190,780

	Shares	Value
Neogames SA * (Israel)	368	$13,163
NetScout Systems Inc*	152,147	4,284,459
NextGen Healthcare Inc*	9,391	169,977
ON24 Inc*	186	9,023
Onto Innovation Inc*	5,798	380,987
Outset Medical Inc*	387	21,049
Park City Group Inc*	3,390	20,713
Parsons Corp*	1,306	52,815
PDF Solutions Inc*	995	17,691
Perspecta Inc	4,176	121,313
Photronics Inc*	9,760	125,514
Pitney Bowes Inc	8,246	67,947
Pixelworks Inc*	3,936	13,028
PlayAGS Inc*	3,057	24,701
Quantum Corp*	3,994	33,270
Rackspace Technology Inc*	1,432	34,053
Rambus Inc*	17,609	342,319
SeaChange International Inc*	2,083	3,229
SecureWorks Corp ‘A’ *	2,148	28,740
Software AG (Germany)	12,182	513,192
StarTek Inc*	4,039	32,110
Sumo Logic Inc*	220	4,149
Super Micro Computer Inc*	5,163	201,667
Sykes Enterprises Inc*	5,942	261,923
Synaptics Inc*	278	37,647
Synchronoss Technologies Inc*	9,009	32,162
Telos Corp*	682	25,861
The ExOne Co*	184	5,770
Unisys Corp*	9,235	234,754
Veeco Instruments Inc*	8,203	170,130
Verint Systems Inc*	5,881	267,527
Viant Technology Inc ‘A’ *	498	26,339
Xperi Holding Corp	15,783	343,596

		17,657,443

Utilities - 2.9%

ALLETE Inc	8,361	561,776
Artesian Resources Corp ‘A’	1,475	58,086
Atlantic Power Corp*	16,742	48,384
Avista Corp	10,816	516,464
Black Hills Corp	54,086	3,611,322
Brookfield Infrastructure Corp ‘A’ (Canada)	2,690	205,435
Brookfield Renewable Corp ‘A’	18,262	854,662
California Water Service Group	818	46,086
Chesapeake Utilities Corp	258	29,949
Clearway Energy Inc ‘A’	4,830	128,043
Clearway Energy Inc ‘C’	10,171	286,212
Consolidated Water Co Ltd (Cayman)	3,105	41,762
IDACORP Inc	14,844	1,483,955
MGE Energy Inc	4,360	311,260
New Jersey Resources Corp	15,273	608,935
Northwest Natural Holding Co	4,506	243,099
NorthWestern Corp	8,170	532,684
ONE Gas Inc	7,460	573,749
Otter Tail Corp	4,512	208,319
PNM Resources Inc	13,710	672,475
Portland General Electric Co	14,403	683,710
RGC Resources Inc	1,108	24,575
SJW Group	2,154	135,680
South Jersey Industries Inc	6,995	157,947
Southwest Gas Holdings Inc*	8,398	577,027
Spire Inc	10,312	761,954
Unitil Corp	2,563	117,103
Vidler Water Resources Inc*	1,422	12,656

		13,493,309

Total Common Stocks (Cost $410,394,661)		457,383,578

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $6,893,653; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $7,031,604)	$6,893,653	$6,893,653

Total Short-Term Investment (Cost $6,893,653)		6,893,653

TOTAL INVESTMENTS - 99.9% (Cost $417,288,314)		464,277,693

DERIVATIVES - 0.0%		37,742

OTHER ASSETS & LIABILITIES, NET - 0.1%		353,261

NET ASSETS - 100.0%		$464,668,696

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $3,880 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/21	192	$2,095,858	$2,133,600	$37,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$462	$-	$-	$462
	Common Stocks
	Basic Materials	29,099,571	29,099,571	-	-
	Communications	7,727,033	7,727,033	-	-
	Consumer, Cyclical	80,124,110	77,879,810	2,244,300	-
	Consumer, Non-Cyclical	44,622,003	40,102,864	4,519,139	-
	Diversified	45,190	45,190	-	-
	Energy	20,594,460	20,594,460	-	-
	Financial	143,284,916	143,284,916	-	-
	Industrial	100,735,543	98,479,473	2,256,070	-
	Technology	17,657,443	17,140,833	513,192	3,418
	Utilities	13,493,309	13,493,309	-	-

	Total Common Stocks	457,383,578	447,847,459	9,532,701	3,418

	Short-Term Investment	6,893,653	-	6,893,653	-
	Derivatives:
	Equity Contracts
	Futures	37,742	37,742	-	-

	Total	$464,315,435	$447,885,201	$16,426,354	$3,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 3.4%

Axalta Coating Systems Ltd *	107,038	$3,166,184
Ferro Corp *	201,238	3,392,873
Ingevity Corp *	42,906	3,240,690

		9,799,747

Communications - 8.0%

Leslie’s Inc *	215,819	5,285,407
MakeMyTrip Ltd * (India)	34,199	1,080,004
Open Lending Corp ‘A’ *	73,842	2,615,484
Proofpoint Inc *	23,705	2,981,852
Q2 Holdings Inc *	44,918	4,500,784
Stamps.com Inc *	24,066	4,801,408
Zendesk Inc *	12,171	1,614,118

		22,879,057

Consumer, Cyclical - 9.3%

JetBlue Airways Corp *	159,036	3,234,792
Malibu Boats Inc ‘A’ *	36,632	2,918,838
Manchester United PLC ‘A’ (United Kingdom)	171,687	2,702,353
Ollie’s Bargain Outlet Holdings Inc *	15,355	1,335,885
Penn National Gaming Inc*	13,458	1,410,937
Petco Health & Wellness Co Inc*	144,172	3,194,851
Skechers U.S.A. Inc ‘A’ *	84,850	3,539,093
thredUP Inc ‘A’ *	88,403	2,062,442
Thule Group AB * ~ (Sweden)	39,045	1,697,423
Visteon Corp *	11,624	1,417,547
Vroom Inc*	79,126	3,085,123

		26,599,284

Consumer, Non-Cyclical - 26.7%

Abcam PLC * (United Kingdom)	97,297	1,865,798
Acutus Medical Inc *	61,129	817,295
Adaptive Biotechnologies Corp *	22,622	910,762
Allovir Inc *	42,259	988,861
Amicus Therapeutics Inc *	84,539	835,245
Annexon Inc *	49,526	1,378,804
Avalara Inc *	8,634	1,152,035
Berkeley Lights Inc *	15,551	781,127
Bio-Techne Corp	3,694	1,410,849
BioAtla Inc*	28,391	1,443,398
Bioxcel Therapeutics Inc *	20,004	863,373
Boyd Group Services Inc (Canada)	10,715	1,815,590
Bridgebio Pharma Inc *	30,176	1,858,841
Bright Horizons Family Solutions Inc *	5,665	971,264
Certara Inc *	109,777	2,996,912
Charles River Laboratories International Inc *	9,957	2,885,837
Collegium Pharmaceutical Inc *	40,313	955,418
Evo Payments Inc ‘A’ *	101,961	2,805,967
Guardant Health Inc *	7,729	1,179,832
Harmony Biosciences Holdings Inc *	40,871	1,350,378
HealthEquity Inc *	29,541	2,008,788
ICON PLC * (Ireland)	14,166	2,781,777
Immunocore Holdings PLC ADR * (United Kingdom)	6,441	274,193
Laird Superfood Inc *	13,246	496,328
Maravai LifeSciences Holdings Inc ‘A’ *	90,103	3,211,271
Merit Medical Systems Inc *	35,827	2,145,321
MorphoSys AG ADR * (Germany)	44,653	973,435
Neurocrine Biosciences Inc *	9,919	964,623
Nevro Corp *	9,434	1,316,043
Nuvei Corp * (Canada)	92,957	5,623,898
Olink Holding AB ADR * (Sweden)	26,966	970,776
Optinose Inc *	123,254	454,807

	Shares	Value
Orchard Therapeutics PLC ADR * (United Kingdom)	34,784	$252,532
Paylocity Holding Corp *	11,329	2,037,294
PerkinElmer Inc	10,348	1,327,545
PRA Health Sciences Inc *	47,706	7,314,761
Prelude Therapeutics Inc *	19,005	823,487
Ritchie Bros Auctioneers Inc (Canada)	69,623	4,076,427
Sana Biotechnology Inc *	32,207	1,077,968
Seer Inc *	13,547	677,621
Silk Road Medical Inc *	18,481	936,063
SpringWorks Therapeutics Inc *	26,777	1,969,984
The Duckhorn Portfolio Inc *	130,462	2,189,152
TriNet Group Inc *	32,744	2,552,722
Turning Point Therapeutics Inc *	12,476	1,180,105

		76,904,507

Diversified - 3.9%

dMY Technology Group Inc II ‘A’ *	170,740	2,511,585
FTAC Olympus Acquisition Corp ‘A’ *	235,559	2,489,859
Hudson Executive Investment Corp ‘A’ *	202,924	2,013,006
TPG Pace Tech Opportunities Corp ‘A’ *	205,122	2,032,759
TS Innovation Acquisitions Corp ‘A’ *	195,104	2,118,830

		11,166,039

Energy - 2.4%

Array Technologies Inc *	125,962	3,756,187
Shoals Technologies Group Inc ‘A’ *	93,192	3,241,218

		6,997,405

Financial - 12.9%

Bank OZK	34,090	1,392,577
Big Yellow Group PLC REIT (United Kingdom)	135,583	2,082,687
CoreSite Realty Corp REIT	31,259	3,746,391
Focus Financial Partners Inc ‘A’ *	99,567	4,143,979
GCM Grosvenor Inc ‘A’	50,930	606,067
Grosvenor Capital Management LP PIPE *	161,590	1,922,921
Hamilton Lane Inc ‘A’	23,480	2,079,389
Industrial Logistics Properties Trust REIT	98,094	2,268,914
MetroMile Inc *	231,356	2,380,653
Prosperity Bancshares Inc	31,389	2,350,722
QTS Realty Trust Inc ‘A’ REIT	86,111	5,342,326
STAG Industrial Inc REIT	114,128	3,835,842
TMX Group Ltd (Canada)	15,162	1,575,559
WisdomTree Investments Inc	547,794	3,423,713
		37,151,740
Industrial - 13.4%

Advanced Drainage Systems Inc	14,429	1,491,814
Advanced Energy Industries Inc	34,395	3,754,902
CryoPort Inc *	74,685	3,884,367
Generac Holdings Inc *	11,837	3,876,026
Gerresheimer AG (Germany)	33,691	3,346,101
GFL Environmental Inc (Canada)	82,649	2,888,583
Knight-Swift Transportation Holdings Inc	66,527	3,199,283
Kratos Defense & Security Solutions Inc *	51,716	1,410,812
Littelfuse Inc	5,445	1,439,876
Schneider National Inc ‘B’	109,050	2,722,979
Sensata Technologies Holding PLC *	54,158	3,138,456
StealthGas Inc * (Greece)	111,238	315,916
Summit Materials Inc ‘A’ *	61,066	1,711,069
The AZEK Co Inc*	80,699	3,393,393
Trex Co Inc *	21,632	1,980,193

		38,553,770

Technology - 17.7%

8x8 Inc *	74,715	2,423,755
ACV Auctions Inc ‘A’ *	79,928	2,766,308
Asana Inc ‘A’ *	50,585	1,445,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
CACI International Inc ‘A’ *	24,752	$6,105,328
Endava PLC ADR * (United Kingdom)	38,452	3,256,500
Everbridge Inc *	28,481	3,451,328
ExlService Holdings Inc *	40,499	3,651,390
Health Catalyst Inc *	23,241	1,086,981
Keywords Studios PLC * (Ireland)	92,805	3,293,199
nCino Inc *	19,858	1,324,926
Outset Medical Inc *	25,191	1,370,138
PagerDuty Inc *	61,966	2,492,892
Ping Identity Holding Corp *	125,702	2,756,645
Rapid7 Inc *	61,329	4,575,757
Silicon Laboratories Inc *	17,230	2,430,636
Vertex Inc ‘A’ *	135,730	2,983,345
Viant Technology Inc ‘A’ *	29,171	1,542,854
WNS Holdings Ltd ADR * (India)	55,454	4,017,088

		50,974,789

Total Common Stocks (Cost $224,892,183)		281,026,338

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $6,598,478; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $6,730,509)	$6,598,478	6,598,478

Total Short-Term Investment (Cost $6,598,478)		6,598,478

TOTAL INVESTMENTS - 100.0% (Cost $231,490,661)		287,624,816

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(79,489)

NET ASSETS - 100.0%		$287,545,327

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,799,747	$9,799,747	$-	$-
	Communications	22,879,057	22,879,057	-	-
	Consumer, Cyclical	26,599,284	24,901,861	1,697,423	-
	Consumer, Non-Cyclical	76,904,507	76,904,507	-	-
	Diversified	11,166,039	11,166,039	-	-
	Energy	6,997,405	6,997,405	-	-
	Financial	37,151,740	33,146,132	4,005,608	-
	Industrial	38,553,770	35,207,669	3,346,101	-
	Technology	50,974,789	50,974,789	-	-

	Total Common Stocks	281,026,338	271,977,206	9,049,132	-

	Short-Term Investment	6,598,478	-	6,598,478	-

	Total	$287,624,816	$271,977,206	$15,647,610	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω ±	3,861	$11,583
Oncternal Therapeutics Inc - Contingent Value Rights *	216	443

		12,026

Total Rights (Cost $443)		12,026

COMMON STOCKS - 99.3%

Basic Materials - 3.5%

AdvanSix Inc *	7,886	211,503
AgroFresh Solutions Inc *	9,673	19,346
Alcoa Corp *	55,526	1,804,040
Allegheny Technologies Inc *	37,141	782,189
American Vanguard Corp	8,926	182,180
Amyris Inc *	32,434	619,489
Arconic Corp *	29,137	739,788
Balchem Corp	9,472	1,187,884
Caledonia Mining Corp PLC (South Africa)	3,683	52,630
Carpenter Technology Corp	14,295	588,239
Century Aluminum Co *	14,853	262,304
Clearwater Paper Corp *	4,593	172,789
Cleveland-Cliffs Inc	133,209	2,678,833
Codexis Inc *	16,889	386,589
Coeur Mining Inc *	72,223	652,174
Commercial Metals Co	35,103	1,082,577
Compass Minerals International Inc	9,868	618,921
Domtar Corp	16,037	592,567
Energy Fuels Inc *	37,405	212,460
Ferro Corp *	23,352	393,715
Gatos Silver Inc *	5,470	54,536
GCP Applied Technologies Inc *	14,947	366,799
Glatfelter Corp	12,856	220,480
Gold Resource Corp	13,532	35,725
Hawkins Inc	5,974	200,249
HB Fuller Co	15,386	967,933
Hecla Mining Co	157,767	897,694
Ingevity Corp *	12,197	921,239
Innospec Inc	7,210	740,395
Intrepid Potash Inc *	2,626	85,503
Kaiser Aluminum Corp	4,786	528,853
Koppers Holdings Inc *	5,918	205,710
Kraton Corp *	9,453	345,885
Kronos Worldwide Inc	5,567	85,175
Livent Corp *	42,843	742,041
Marrone Bio Innovations Inc *	17,362	36,287
Minerals Technologies Inc	9,988	752,296
Neenah Inc	4,990	256,386
Novagold Resources Inc * (Canada)	70,832	620,488
Oil-Dri Corp of America	1,862	64,127
Orion Engineered Carbons SA * (Germany)	18,341	361,685
PQ Group Holdings Inc	10,452	174,548
Quaker Chemical Corp	4,011	977,761
Rayonier Advanced Materials Inc *	18,842	170,897
Rogers Corp *	5,507	1,036,472
Schnitzer Steel Industries Inc ‘A’	7,811	326,422
Schweitzer-Mauduit International Inc	8,948	438,184
Sensient Technologies Corp	12,832	1,000,896
Stepan Co	6,520	828,757
Tronox Holdings PLC ‘A’	31,255	571,967
United States Lime & Minerals Inc	700	93,597
United States Steel Corp	77,325	2,023,595

	Shares	Value
Uranium Energy Corp *	52,351	$149,724
Verso Corp ‘A’	8,902	129,880

		29,652,403

Communications - 4.0%

1-800-Flowers.com Inc ‘A’ *	7,393	204,121
A10 Networks Inc *	16,197	155,653
ADTRAN Inc	14,156	236,122
Alaska Communications Systems Group Inc	16,336	53,092
AMC Networks Inc ‘A’ *	8,211	436,497
Anterix Inc *	3,373	159,071
ATN International Inc	3,540	173,885
Boingo Wireless Inc *	11,862	166,898
Boston Omaha Corp ‘A’ *	3,867	114,309
CalAmp Corp *	10,272	111,451
Calix Inc *	15,501	537,265
Cambium Networks Corp *	2,388	111,567
Cargurus Inc *	26,241	625,323
CarParts.com Inc *	9,181	131,105
Cars.com Inc *	20,136	260,963
Casa Systems Inc *	8,003	76,269
ChannelAdvisor Corp *	7,521	177,120
Cincinnati Bell Inc *	14,974	229,851
Clearfield Inc *	2,864	86,292
Cogent Communications Holdings Inc	12,448	855,924
comScore Inc *	14,521	53,147
Consolidated Communications Holdings Inc *	20,547	147,938
DHI Group Inc *	8,258	27,664
DZS Inc *	4,476	69,602
Entercom Communications Corp ‘A’	35,074	184,139
Entravision Communications Corp ‘A’	16,640	67,226
ePlus Inc *	4,053	403,841
Eventbrite Inc ‘A’ *	19,342	428,619
EverQuote Inc ‘A’ *	4,063	147,446
Extreme Networks Inc *	37,179	325,316
Fluent Inc *	13,919	57,068
Gannett Co Inc *	39,559	212,827
Gogo Inc *	16,484	159,235
Gray Television Inc	26,149	481,142
Groupon Inc *	7,019	354,775
GTT Communications Inc *	10,964	20,064
Harmonic Inc *	30,180	236,611
HC2 Holdings Inc *	12,525	49,349
HealthStream Inc *	8,148	182,026
Hemisphere Media Group Inc *	3,738	43,548
Houghton Mifflin Harcourt Co *	32,539	247,947
IDT Corp ‘B’ *	5,415	122,704
iHeartMedia Inc ‘A’ *	18,713	339,641
Infinera Corp *	47,402	456,481
Inseego Corp *	21,608	216,080
InterDigital Inc	9,358	593,765
Iridium Communications Inc *	35,353	1,458,311
KVH Industries Inc *	5,163	65,467
Lands’ End Inc *	3,388	84,056
Liberty Latin America Ltd ‘A’ * (Chile)	11,686	149,931
Liberty Latin America Ltd ‘C’ * (Chile)	47,373	614,902
Limelight Networks Inc *	37,379	133,443
Liquidity Services Inc *	8,036	149,309
LiveXLive Media Inc *	12,773	55,435
Loral Space & Communications Inc	3,925	147,855
Magnite Inc *	32,859	1,367,263
Maxar Technologies Inc	21,499	813,092
MediaAlpha Inc ‘A’ *	5,377	190,507
Meredith Corp	12,022	358,015
Mimecast Ltd *	17,157	689,883
MSG Networks Inc ‘A’ *	8,657	130,201
National CineMedia Inc	18,850	87,087
NeoPhotonics Corp *	14,558	173,968
NETGEAR Inc *	8,963	368,379
NIC Inc	19,234	652,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Ooma Inc *	5,971	$94,640
ORBCOMM Inc *	21,548	164,411
Overstock.com Inc *	12,497	828,051
PCTEL Inc *	6,234	43,326
Perficient Inc *	9,823	576,807
Plantronics Inc	10,423	405,559
Powerfleet Inc *	9,338	76,758
Preformed Line Products Co	817	56,169
Q2 Holdings Inc *	14,954	1,498,391
QuinStreet Inc *	14,619	296,766
Quotient Technology Inc *	24,701	403,614
Resonant Inc *	13,072	55,425
Ribbon Communications Inc *	19,880	163,215
Saga Communications Inc ‘A’	1,362	29,760
Scholastic Corp	9,084	273,519
Shenandoah Telecommunications Co	14,545	709,941
Shutterstock Inc	6,323	563,000
Sinclair Broadcast Group Inc ‘A’	13,054	381,960
Spok Holdings Inc	6,400	67,136
Stamps.com Inc *	4,999	997,350
Stitch Fix Inc ‘A’ *	17,326	858,330
TechTarget Inc *	6,835	474,691
TEGNA Inc	64,913	1,222,312
The EW Scripps Co ‘A’	16,854	324,777
The RealReal Inc *	19,124	432,776
Tribune Publishing Co	4,692	84,409
TrueCar Inc *	29,342	140,401
Tucows Inc ‘A’ *	2,783	215,683
Upwork Inc *	27,465	1,229,608
Value Line Inc	498	14,039
Viavi Solutions Inc *	67,911	1,066,203
VirnetX Holding Corp	15,541	86,563
Vonage Holdings Corp *	68,542	810,166
WideOpenWest Inc *	14,671	199,379
Yelp Inc *	21,156	825,084
Zix Corp *	15,982	120,664

		34,011,576

Consumer, Cyclical - 16.0%

A-Mark Precious Metals Inc	898	32,328
Abercrombie & Fitch Co ‘A’	18,880	647,773
Academy Sports & Outdoors Inc *	9,268	250,143
Accel Entertainment Inc *	15,385	168,158
Acushnet Holdings Corp	10,241	423,261
Adient PLC *	27,895	1,232,959
Albany International Corp ‘A’	9,161	764,669
Allegiant Travel Co *	3,871	944,756
AMC Entertainment Holdings Inc ‘A’	112,220	1,145,766
America’s Car-Mart Inc *	1,870	284,932
American Axle & Manufacturing Holdings Inc *	33,785	326,363
American Eagle Outfitters Inc	44,755	1,308,636
Asbury Automotive Group Inc *	5,701	1,120,246
Aspen Aerogels Inc *	5,239	106,561
At Home Group Inc *	15,512	445,194
Avient Corp	27,138	1,282,813
Bally’s Corp	5,417	351,997
Beacon Roofing Supply Inc *	15,991	836,649
Beazer Homes USA Inc *	7,647	159,975
Bed Bath & Beyond Inc	35,872	1,045,669
Big Lots Inc	11,230	767,009
Biglari Holdings Inc ‘A’ *	26	17,564
Biglari Holdings Inc ‘B’ *	331	43,944
BJ’s Restaurants Inc *	6,392	371,247
BJ’s Wholesale Club Holdings Inc *	40,568	1,819,880
Bloomin’ Brands Inc	25,400	687,070
Blue Bird Corp *	5,026	125,801
Bluegreen Vacations Corp	2,201	23,727
Bluegreen Vacations Holding Corp *	4,295	79,629
Boot Barn Holdings Inc *	8,613	536,676
Boyd Gaming Corp *	24,023	1,416,396

	Shares	Value
Brinker International Inc	13,341	$948,011
Caesars Entertainment Inc *	53,297	4,660,823
Caleres Inc	10,743	234,197
Callaway Golf Co	28,208	754,564
Camping World Holdings Inc ‘A’	9,286	337,825
Carrols Restaurant Group Inc *	10,486	62,759
Casper Sleep Inc *	8,414	60,917
Cavco Industries Inc *	2,769	624,714
Century Casinos Inc *	7,401	76,008
Century Communities Inc *	8,418	507,774
Chico’s FAS Inc	35,720	118,233
Churchill Downs Inc	11,216	2,550,743
Chuy’s Holdings Inc *	5,442	241,189
Cinemark Holdings Inc	31,139	635,547
Citi Trends Inc	2,897	242,711
Clarus Corp	7,501	127,892
Clean Energy Fuels Corp *	38,010	522,257
CompX International Inc	719	12,949
Conn’s Inc *	4,876	94,838
Cooper Tire & Rubber Co	15,281	855,430
Cooper-Standard Holdings Inc *	4,891	177,641
Core-Mark Holding Co Inc	13,673	529,008
Cracker Barrel Old Country Store Inc	7,020	1,213,618
Crocs Inc *	19,839	1,596,048
Daktronics Inc	10,275	64,424
Dana Inc	42,777	1,040,764
Dave & Buster’s Entertainment Inc *	13,209	632,711
Deckers Outdoor Corp *	8,296	2,741,164
Del Taco Restaurants Inc	9,590	91,872
Denny’s Corp *	19,158	346,951
Designer Brands Inc ‘A’	18,659	324,667
Dillard’s Inc ‘A’	2,047	197,679
Dine Brands Global Inc	4,625	416,389
Dorman Products Inc *	8,068	828,100
Douglas Dynamics Inc	6,720	310,128
Duluth Holdings Inc ‘B’ *	3,374	57,156
El Pollo Loco Holdings Inc *	5,169	83,324
Envela Corp *	2,710	13,604
Eros STX Global Corp * (United Arab Emirates)	49,567	89,716
Escalade Inc	2,878	60,179
Ethan Allen Interiors Inc	6,805	187,886
Everi Holdings Inc *	24,825	350,281
EVI Industries Inc *	1,572	45,226
Express Inc *	17,879	71,874
Fiesta Restaurant Group Inc *	4,839	60,923
FirstCash Inc	11,901	781,539
Forestar Group Inc *	4,745	110,464
Fossil Group Inc *	14,174	175,758
Fox Factory Holding Corp *	12,259	1,557,629
Freshpet Inc *	12,112	1,923,507
Funko Inc ‘A’ *	6,795	133,726
G-III Apparel Group Ltd *	13,014	392,242
Gaia Inc *	3,865	45,955
GameStop Corp ‘A’ *	16,938	3,215,171
GAN Ltd * (United Kingdom)	9,605	174,811
Genesco Inc *	3,950	187,625
Gentherm Inc *	9,626	713,383
GMS Inc *	11,998	500,916
Golden Entertainment Inc *	5,127	129,508
Green Brick Partners Inc *	9,122	206,887
Group 1 Automotive Inc	5,268	831,238
GrowGeneration Corp *	12,266	609,498
Guess? Inc	11,014	258,829
H&E Equipment Services Inc	9,573	363,774
Hamilton Beach Brands Holding Co ‘A’	2,122	38,472
Haverty Furniture Cos Inc	4,807	178,772
Hawaiian Holdings Inc	14,198	378,661
Healthcare Services Group Inc	21,500	602,645
Herman Miller Inc	17,240	709,426
Hibbett Sports Inc *	4,700	323,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Hilton Grand Vacations Inc *	25,153	$942,986
HNI Corp	12,325	487,577
Hooker Furniture Corp	3,586	130,746
IMAX Corp *	14,712	295,711
Installed Building Products Inc	6,899	764,961
Interface Inc	18,277	228,097
International Game Technology PLC	30,257	485,625
iRobot Corp *	8,119	991,979
Jack in the Box Inc	6,716	737,282
Johnson Outdoors Inc ‘A’	1,483	211,698
KAR Auction Services Inc	37,228	558,420
KB Home	26,283	1,222,948
Kimball International Inc ‘B’	10,953	153,342
Knoll Inc	15,144	250,027
Kontoor Brands Inc	14,885	722,369
Kura Sushi USA Inc ‘A’ *	1,094	34,614
La-Z-Boy Inc	12,997	552,113
Lakeland Industries Inc *	2,293	63,883
LCI Industries	7,258	960,088
LGI Homes Inc *	6,577	982,012
Liberty Media Corp-Liberty Braves ‘A’ *	2,808	80,056
Liberty Media Corp-Liberty Braves ‘C’ *	10,900	303,238
Liberty TripAdvisor Holdings Inc ‘A’ *	20,956	133,699
Lifetime Brands Inc	4,323	63,505
Lindblad Expeditions Holdings Inc *	7,836	148,100
Lithia Motors Inc ‘A’	7,713	3,008,764
Lumber Liquidators Holdings Inc *	8,930	224,322
M/I Homes Inc *	8,454	499,378
Macy’s Inc *	94,342	1,527,397
Malibu Boats Inc ‘A’ *	6,043	481,506
Marine Products Corp	2,063	33,565
MarineMax Inc *	5,910	291,718
Marriott Vacations Worldwide Corp	11,959	2,083,019
MasterCraft Boat Holdings Inc *	5,310	141,193
MDC Holdings Inc	16,909	1,004,378
Meritage Homes Corp *	10,928	1,004,502
Meritor Inc *	20,766	610,936
Mesa Air Group Inc *	8,473	113,962
Methode Electronics Inc	10,532	442,133
Miller Industries Inc	3,386	156,399
Modine Manufacturing Co *	14,759	217,990
Monarch Casino & Resort Inc *	3,702	224,415
Motorcar Parts of America Inc *	5,963	134,168
Movado Group Inc	4,459	126,859
Murphy USA Inc	7,603	1,099,090
National Vision Holdings Inc *	23,742	1,040,612
Nautilus Inc *	8,714	136,287
Navistar International Corp *	14,913	656,619
Noodles & Co *	9,140	94,599
OneSpaWorld Holdings Ltd * (Bahamas)	13,702	145,926
OneWater Marine Inc ‘A’ *	3,002	119,960
OptimizeRx Corp *	5,051	246,236
Oxford Industries Inc	4,934	431,330
Papa John’s International Inc	9,578	848,994
PC Connection Inc	3,267	151,556
Penn National Gaming Inc *	46,121	4,835,326
PetMed Express Inc	5,625	197,859
PriceSmart Inc	6,532	631,971
Purple Innovation Inc *	9,763	308,999
RCI Hospitality Holdings Inc	2,406	152,998
Red Robin Gourmet Burgers Inc *	4,542	181,180
Red Rock Resorts Inc ‘A’	19,902	648,606
Regis Corp *	7,201	90,445
Resideo Technologies Inc *	42,697	1,206,190
REV Group Inc	8,074	154,698
RH *	4,683	2,793,878
Rite Aid Corp *	16,461	336,792
Rocky Brands Inc	1,966	106,282
Rush Enterprises Inc ‘A’	12,015	598,707
Rush Enterprises Inc ‘B’	1,946	87,745
Ruth’s Hospitality Group Inc *	9,823	243,905

	Shares	Value
Sally Beauty Holdings Inc *	32,501	$654,245
ScanSource Inc *	7,420	222,229
Scientific Games Corp ‘A’ *	16,544	637,275
SeaWorld Entertainment Inc *	15,145	752,252
Shake Shack Inc ‘A’ *	10,388	1,171,455
Shoe Carnival Inc	2,803	173,450
Signet Jewelers Ltd (NYSE) *	15,353	890,167
SiteOne Landscape Supply Inc *	13,017	2,222,523
Skyline Champion Corp *	15,908	719,996
SkyWest Inc	14,748	803,471
Sleep Number Corp *	8,015	1,150,072
Sonic Automotive Inc ‘A’	7,082	351,055
Sonos Inc *	35,657	1,336,068
Spirit Airlines Inc *	29,049	1,071,908
Sportsman’s Warehouse Holdings Inc *	12,422	214,155
Standard Motor Products Inc	6,251	259,917
Steelcase Inc ‘A’	26,144	376,212
Steven Madden Ltd	24,977	930,643
Superior Group of Cos Inc	3,312	84,191
Systemax Inc	3,607	148,320
Target Hospitality Corp *	10,677	26,799
Taylor Morrison Home Corp *	37,179	1,145,485
Tenneco Inc ‘A’ *	14,849	159,181
Texas Roadhouse Inc *	19,518	1,872,557
The Buckle Inc	8,634	339,144
The Cato Corp ‘A’	6,324	75,888
The Cheesecake Factory Inc	12,459	728,976
The Children’s Place Inc *	4,140	288,558
The Container Store Group Inc *	9,489	157,897
The Goodyear Tire & Rubber Co *	68,525	1,203,984
The Lovesac Co *	2,869	162,385
The Marcus Corp	6,988	139,690
The Michaels Cos Inc *	22,908	502,602
The ODP Corp	15,204	658,181
The Shyft Group Inc	10,444	388,517
Tilly’s Inc ‘A’ *	6,305	71,373
Titan Machinery Inc *	5,393	137,522
Tri Pointe Homes Inc *	36,916	751,610
Tupperware Brands Corp *	13,898	367,046
Unifi Inc *	4,126	113,713
UniFirst Corp	4,462	998,194
Universal Electronics Inc *	3,878	213,174
Urban Outfitters Inc *	19,992	743,502
Vera Bradley Inc *	6,262	63,246
Veritiv Corp *	4,317	183,645
Vista Outdoor Inc *	17,896	573,925
Visteon Corp *	8,202	1,000,234
VOXX International Corp *	5,631	107,327
VSE Corp	2,703	106,769
Wabash National Corp	16,527	310,708
Waitr Holdings Inc *	26,769	78,433
WESCO International Inc *	14,544	1,258,492
Weyco Group Inc	1,967	42,546
Wingstop Inc	8,726	1,109,685
Winmark Corp	808	150,635
Winnebago Industries Inc	9,101	698,138
Wolverine World Wide Inc	24,251	929,298
Workhorse Group Inc *	27,217	374,778
World Fuel Services Corp	18,877	664,470
XPEL Inc *	4,580	237,839
YETI Holdings Inc *	23,746	1,714,699
Zumiez Inc *	6,231	267,310

		135,178,953

Consumer, Non-Cyclical - 24.6%

4D Molecular Therapeutics Inc *	2,276	98,733
89bio Inc *	2,155	51,030
Abeona Therapeutics Inc *	20,008	37,615
ABM Industries Inc	19,770	1,008,468
Acacia Research Corp *	14,527	96,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Accelerate Diagnostics Inc *	9,158	$76,195
ACCO Brands Corp	28,952	244,355
Accolade Inc *	9,607	435,870
Accuray Inc *	25,245	124,963
AcelRx Pharmaceuticals Inc *	25,358	43,109
Acutus Medical Inc *	4,515	60,366
AdaptHealth Corp *	21,895	804,860
Addus HomeCare Corp *	4,434	463,752
ADMA Biologics Inc *	21,520	37,875
Adtalem Global Education Inc *	15,181	600,257
Adverum Biotechnologies Inc *	26,915	265,382
Aeglea BioTherapeutics Inc *	11,891	94,177
Aerie Pharmaceuticals Inc *	10,615	189,690
Affimed NV * (Germany)	33,924	268,339
Agenus Inc *	49,435	134,463
Agile Therapeutics Inc *	23,815	49,535
Agrify Corp *	1,732	21,615
Akebia Therapeutics Inc *	44,682	151,249
Akero Therapeutics Inc *	3,837	111,311
Akouos Inc *	7,275	100,904
Alarm.com Holdings Inc *	14,061	1,214,589
Albireo Pharma Inc *	4,853	171,068
Alector Inc *	12,906	259,927
Alico Inc	1,713	51,150
Aligos Therapeutics Inc *	3,254	73,996
Allakos Inc *	7,702	884,036
Allogene Therapeutics Inc *	15,751	556,010
Allovir Inc *	8,823	206,458
Alpha Pro Tech Ltd *	4,331	42,271
Alphatec Holdings Inc *	16,463	259,951
Alta Equipment Group Inc *	4,207	54,691
ALX Oncology Holdings Inc *	5,237	386,176
American Public Education Inc *	3,960	141,095
Amicus Therapeutics Inc *	74,841	739,429
AMN Healthcare Services Inc *	13,768	1,014,702
Amneal Pharmaceuticals Inc *	26,987	181,622
Amphastar Pharmaceuticals Inc *	10,256	187,890
AnaptysBio Inc *	6,855	147,725
Anavex Life Sciences Corp *	17,522	261,954
AngioDynamics Inc *	11,259	263,461
Angion Biomedica Corp *	1,609	29,075
ANI Pharmaceuticals Inc *	2,447	88,435
Anika Therapeutics Inc *	4,185	170,706
Annexon Inc *	7,955	221,467
Antares Pharma Inc *	47,640	195,800
Apellis Pharmaceuticals Inc *	17,562	753,585
Applied Genetic Technologies Corp *	12,518	63,466
Applied Molecular Transport Inc *	6,681	294,031
Applied Therapeutics Inc *	4,694	88,036
Aprea Therapeutics Inc * (Sweden)	2,388	12,179
Apria Inc *	2,114	59,044
Aptinyx Inc *	8,510	25,530
Apyx Medical Corp *	10,435	100,802
Aquestive Therapeutics Inc *	6,868	35,714
Aravive Inc *	4,305	28,370
Arcturus Therapeutics Holdings Inc *	6,087	251,393
Arcus Biosciences Inc *	12,310	345,665
Arcutis Biotherapeutics Inc *	6,916	200,080
Ardelyx Inc *	22,061	146,044
Arena Pharmaceuticals Inc *	17,226	1,195,312
Arlo Technologies Inc *	22,882	143,699
Arrowhead Pharmaceuticals Inc *	30,395	2,015,492
Arvinas Inc *	10,514	694,975
ASGN Inc *	15,067	1,437,994
Aspen Group Inc *	6,315	37,890
Aspira Women’s Health Inc *	25,815	174,251
Assembly Biosciences Inc *	9,698	44,611
Atara Biotherapeutics Inc *	22,814	327,609
Atea Pharmaceuticals Inc *	4,381	270,527
Athenex Inc *	20,941	90,046
Athersys Inc *	46,884	84,391

	Shares	Value
Athira Pharma Inc *	4,141	$76,194
Atreca Inc ‘A’ *	7,713	118,240
AtriCure Inc *	12,828	840,491
Atrion Corp	429	275,122
Avalon GloboCare Corp *	6,489	6,943
Avanos Medical Inc *	14,264	623,907
Avenue Therapeutics Inc *	2,207	13,396
AVEO Pharmaceuticals Inc *	6,011	44,001
Avid Bioservices Inc *	18,183	331,476
Avidity Biosciences Inc *	9,121	198,929
Avis Budget Group Inc *	15,913	1,154,329
Avrobio Inc *	11,112	141,011
Axcella Health Inc *	2,556	12,167
Axogen Inc *	11,451	231,997
Axonics Modulation Technologies Inc *	8,958	536,495
Axsome Therapeutics Inc *	8,286	469,153
Aytu BioPharma Inc *	6,224	47,302
B&G Foods Inc	18,512	574,983
Barrett Business Services Inc	2,186	150,528
Beam Therapeutics Inc *	12,049	964,402
Bellerophon Therapeutics Inc *	1,303	6,763
BellRing Brands Inc ‘A’ *	11,852	279,826
Beyond Air Inc *	4,423	24,326
Beyondspring Inc *	4,800	53,136
BGSF Inc	3,252	45,528
BioAtla Inc *	3,459	175,856
BioCryst Pharmaceuticals Inc *	51,219	520,897
BioDelivery Sciences International Inc *	29,484	115,282
Biodesix Inc *	1,027	20,858
Biohaven Pharmaceutical Holding Co Ltd *	14,167	968,314
BioLife Solutions Inc *	3,913	140,868
BioSig Technologies Inc *	7,313	31,519
Bioventus Inc ‘A’ *	1,992	30,438
Bioxcel Therapeutics Inc *	3,748	161,764
Black Diamond Therapeutics Inc *	5,220	126,637
Blueprint Medicines Corp *	16,438	1,598,267
Bolt Biotherapeutics Inc *	3,714	122,228
BrainStorm Cell Therapeutics Inc *	9,437	36,144
Bridgebio Pharma Inc *	27,969	1,722,890
Bridgford Foods Corp *	535	8,292
BrightView Holdings Inc *	12,711	214,435
Brookdale Senior Living Inc *	55,237	334,184
C4 Therapeutics Inc *	2,819	104,275
Cabaletta Bio Inc *	4,568	50,705
Cadiz Inc *	6,664	63,908
CAI International Inc	4,980	226,690
Cal-Maine Foods Inc *	11,147	428,268
Calavo Growers Inc	4,700	364,908
Calithera Biosciences Inc *	13,396	32,418
Calyxt Inc *	1,335	8,037
Cantel Medical Corp *	11,152	890,376
Cara Therapeutics Inc *	12,408	269,378
Cardiovascular Systems Inc *	11,922	457,089
Cardtronics PLC ‘A’ *	10,837	420,476
CareDx Inc *	15,086	1,027,206
Carriage Services Inc	5,125	180,349
CASI Pharmaceuticals Inc *	20,556	49,334
Cass Information Systems Inc	4,473	206,966
Cassava Sciences Inc *	9,775	439,386
Castle Biosciences Inc *	4,360	298,486
Catabasis Pharmaceuticals Inc *	6,550	18,929
Catalyst Biosciences Inc *	9,752	49,150
Catalyst Pharmaceuticals Inc *	28,464	131,219
CBIZ Inc *	14,646	478,338
CEL-SCI Corp *	10,673	162,336
Celsius Holdings Inc *	10,220	491,071
Centogene NV * (Germany)	1,182	14,338
Central Garden & Pet Co *	2,635	152,856
Central Garden & Pet Co ‘A’ *	12,016	623,510
Cerecor Inc *	10,870	32,827
Cerus Corp *	49,941	300,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Champions Oncology Inc *	2,379	$26,883
Checkmate Pharmaceuticals Inc *	1,697	20,602
Checkpoint Therapeutics Inc *	14,563	45,728
Chembio Diagnostics Inc *	6,314	22,162
ChemoCentryx Inc *	14,498	742,877
Chiasma Inc *	16,748	52,421
Chimerix Inc *	17,830	171,881
Chinook Therapeutics Inc *	3,861	60,000
ChromaDex Corp *	11,798	110,193
Cidara Therapeutics Inc *	11,649	30,986
Cimpress PLC * (Ireland)	5,166	517,272
Clovis Oncology Inc *	24,701	173,401
Co-Diagnostics Inc *	7,477	71,331
Coca-Cola Consolidated Inc	1,426	411,800
Codiak Biosciences Inc *	1,658	25,003
Cohbar Inc *	7,825	10,642
Coherus Biosciences Inc *	17,624	257,487
Collegium Pharmaceutical Inc *	10,237	242,617
Community Health Systems Inc *	24,797	335,255
Concert Pharmaceuticals Inc *	8,721	43,518
CONMED Corp	8,032	1,048,899
Constellation Pharmaceuticals Inc *	9,388	219,585
ContraFect Corp *	8,600	41,280
Corbus Pharmaceuticals Holdings Inc *	23,279	45,860
Corcept Therapeutics Inc *	28,335	674,090
CoreCivic Inc REIT	33,991	307,619
CorMedix Inc *	9,645	96,354
Cortexyme Inc *	4,604	165,882
CorVel Corp *	2,669	273,813
Covetrus Inc *	34,329	1,028,840
CRA International Inc	2,250	167,940
Crinetics Pharmaceuticals Inc *	8,197	125,250
Cross Country Healthcare Inc *	10,411	130,033
CryoLife Inc *	11,568	261,205
Cue Biopharma Inc *	7,748	94,526
Cullinan Oncology Inc *	3,930	163,763
Custom Truck One Source Inc *	4,575	42,776
Cutera Inc *	4,927	148,056
Cyclerion Therapeutics Inc *	7,689	21,452
Cymabay Therapeutics Inc *	22,507	102,182
Cytokinetics Inc *	19,163	445,731
CytomX Therapeutics Inc *	18,231	140,926
CytoSorbents Corp *	12,390	107,545
Darling Ingredients Inc *	47,665	3,507,191
Decibel Therapeutics Inc *	1,936	21,993
Deciphera Pharmaceuticals Inc *	11,426	512,342
Deluxe Corp	12,599	528,654
Denali Therapeutics Inc *	18,551	1,059,262
DermTech Inc *	3,082	156,535
Dicerna Pharmaceuticals Inc *	19,218	491,404
Durect Corp *	69,119	136,856
Dyadic International Inc *	6,906	37,914
Dynavax Technologies Corp *	31,144	306,146
Dyne Therapeutics Inc *	4,587	71,236
Eagle Pharmaceuticals Inc *	3,346	139,662
Eargo Inc *	2,577	128,721
Edgewell Personal Care Co	16,436	650,866
Editas Medicine Inc *	19,546	820,932
Eiger BioPharmaceuticals Inc *	8,601	76,119
Electromed Inc *	2,407	25,370
elf Beauty Inc *	13,583	364,432
Eloxx Pharmaceuticals Inc *	10,409	34,558
Emerald Holding Inc *	8,320	45,926
Emergent BioSolutions Inc *	13,349	1,240,256
Enanta Pharmaceuticals Inc *	5,813	286,697
Endo International PLC *	67,203	497,974
Ennis Inc	8,063	172,145
Enochian Biosciences Inc *	4,514	15,980
Enzo Biochem Inc *	8,145	28,019
Epizyme Inc *	27,812	242,243
Esperion Therapeutics Inc *	8,105	227,345

	Shares	Value
Eton Pharmaceuticals Inc *	5,308	$38,855
Evelo Biosciences Inc *	6,633	70,973
EVERTEC Inc	17,398	647,554
Evo Payments Inc ‘A’ *	13,724	377,684
Evofem Biosciences Inc *	25,148	44,009
Evolus Inc *	6,474	84,097
Exagen Inc *	691	12,092
Exicure Inc *	20,718	45,165
Farmer Brothers Co *	5,779	60,333
Fate Therapeutics Inc *	22,611	1,864,277
Fennec Pharmaceuticals Inc * (Canada)	7,648	47,494
FibroGen Inc *	24,618	854,491
Five Prime Therapeutics Inc *	9,480	357,112
Five Star Senior Living Inc *	6,487	39,700
Flexion Therapeutics Inc *	12,665	113,352
Foghorn Therapeutics Inc *	2,318	30,551
FONAR Corp *	2,040	36,904
Forma Therapeutics Holdings Inc *	9,028	252,965
Forrester Research Inc *	3,027	128,587
Fortress Biotech Inc *	19,904	70,261
Franchise Group Inc	6,825	246,451
Franklin Covey Co *	3,660	103,541
Frequency Therapeutics Inc *	7,392	70,224
Fresh Del Monte Produce Inc	8,744	250,341
Fulcrum Therapeutics Inc *	4,419	52,056
Fulgent Genetics Inc *	4,095	395,659
G1 Therapeutics Inc *	9,311	224,023
Galectin Therapeutics Inc *	12,373	26,849
Galera Therapeutics Inc *	2,883	25,428
Genasys Inc *	7,835	52,416
Generation Bio Co *	12,073	343,598
GenMark Diagnostics Inc *	21,057	503,262
Genprex Inc *	10,101	43,535
Geron Corp *	83,222	131,491
Glaukos Corp *	12,620	1,059,197
GlycoMimetics Inc *	11,126	33,489
Gossamer Bio Inc *	16,348	151,219
GP Strategies Corp *	3,156	55,072
Graybug Vision Inc *	2,105	11,683
Green Dot Corp ‘A’ *	15,545	711,806
Greenlane Holdings Inc ‘A’ *	4,786	25,390
GreenSky Inc ‘A’ *	18,600	115,134
Gritstone Oncology Inc *	9,355	88,218
Halozyme Therapeutics Inc *	39,575	1,649,882
Hanger Inc *	10,985	250,678
Harmony Biosciences Holdings Inc *	2,002	66,146
Harpoon Therapeutics Inc *	3,598	75,270
Harrow Health Inc *	4,245	28,654
Harvard Bioscience Inc *	13,043	71,215
HealthEquity Inc *	23,790	1,617,720
Heidrick & Struggles International Inc	5,551	198,282
Helen of Troy Ltd *	7,244	1,526,021
Herc Holdings Inc *	7,404	750,247
Heron Therapeutics Inc *	26,918	436,341
Heska Corp *	2,120	357,135
HF Foods Group Inc *	10,129	73,131
HMS Holdings Corp *	25,933	958,873
Homology Medicines Inc *	10,280	96,735
Hookipa Pharma Inc *	4,329	58,225
Hostess Brands Inc *	38,226	548,161
Huron Consulting Group Inc *	6,936	349,436
iBio Inc *	58,059	89,411
ICF International Inc	5,515	482,011
Ideaya Biosciences Inc *	4,373	102,765
IGM Biosciences Inc *	2,248	172,399
IMARA Inc *	1,751	14,778
Immunic Inc *	1,344	21,423
ImmunityBio Inc *	9,493	225,364
ImmunoGen Inc *	55,268	447,671
Immunome Inc *	719	24,360
Immunovant Inc *	11,376	182,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Inari Medical Inc *	4,754	$508,678
Information Services Group Inc *	12,017	52,875
InfuSystem Holdings Inc *	4,899	99,744
Ingles Markets Inc ‘A’	4,234	261,026
Inhibrx Inc *	2,620	52,583
Innoviva Inc *	18,644	222,796
Inogen Inc *	5,380	282,558
Inovio Pharmaceuticals Inc *	55,757	517,425
Inozyme Pharma Inc *	3,692	73,102
Insmed Inc *	29,864	1,017,168
Insperity Inc	10,546	883,122
Inspire Medical Systems Inc *	7,770	1,608,312
Integer Holdings Corp *	9,626	886,555
Intellia Therapeutics Inc *	16,169	1,297,643
Inter Parfums Inc	5,303	376,142
Intercept Pharmaceuticals Inc *	7,889	182,078
Intersect ENT Inc *	9,578	199,989
Intra-Cellular Therapies Inc *	19,814	672,289
Invacare Corp	10,122	81,178
Invitae Corp *	35,885	1,371,166
iRadimed Corp *	2,073	53,421
iRhythm Technologies Inc *	8,545	1,186,559
Ironwood Pharmaceuticals Inc *	48,107	537,836
iTeos Therapeutics Inc *	5,866	200,500
IVERIC bio Inc *	23,111	142,826
J&J Snack Foods Corp	4,484	704,122
John B Sanfilippo & Son Inc	2,660	240,384
Jounce Therapeutics Inc *	4,481	46,020
Kadmon Holdings Inc *	51,387	199,895
Kala Pharmaceuticals Inc *	10,927	73,648
Kaleido Biosciences Inc *	3,724	30,164
KalVista Pharmaceuticals Inc *	5,759	147,949
Karuna Therapeutics Inc *	4,773	573,858
Karyopharm Therapeutics Inc *	21,360	224,707
Kelly Services Inc ‘A’	9,984	222,344
Keros Therapeutics Inc *	3,786	233,028
Kezar Life Sciences Inc *	9,434	56,227
Kforce Inc	5,878	315,061
Kindred Biosciences Inc *	9,878	49,094
Kiniksa Pharmaceuticals Ltd ‘A’ *	7,958	147,303
Kinnate Biopharma Inc *	3,970	123,705
Kodiak Sciences Inc *	9,744	1,104,872
Korn Ferry	15,665	977,026
Kronos Bio Inc *	4,710	137,862
Krystal Biotech Inc *	4,541	349,839
Kura Oncology Inc *	18,285	516,917
Kymera Therapeutics Inc *	2,625	102,007
La Jolla Pharmaceutical Co *	7,104	30,121
Laird Superfood Inc *	1,003	37,582
Lancaster Colony Corp	5,580	978,509
Landec Corp *	7,169	75,991
Landos Biopharma Inc *	1,671	16,092
Lannett Co Inc *	8,383	44,262
Lantheus Holdings Inc *	20,162	430,862
Laureate Education Inc ‘A’ *	31,124	422,975
LeMaitre Vascular Inc	5,218	254,534
Lexicon Pharmaceuticals Inc *	14,171	83,184
LHC Group Inc *	9,024	1,725,479
Lifevantage Corp *	4,452	41,626
Ligand Pharmaceuticals Inc *	4,194	639,375
Limoneira Co	4,261	74,567
Liquidia Corp *	7,337	19,737
LivaNova PLC *	14,432	1,064,071
LiveRamp Holdings Inc *	19,164	994,228
LogicBio Therapeutics Inc *	4,463	32,491
Lucira Health Inc *	2,843	34,400
Luminex Corp	12,667	404,077
Lyra Therapeutics Inc *	1,509	17,489
MacroGenics Inc *	16,337	520,333
Madrigal Pharmaceuticals Inc *	2,629	307,514
Magellan Health Inc *	7,290	679,720

	Shares	Value
Magenta Therapeutics Inc *	6,353	$75,220
MannKind Corp *	68,033	266,689
Marinus Pharmaceuticals Inc *	8,687	134,475
Marker Therapeutics Inc *	8,810	19,734
MediciNova Inc *	11,943	60,312
Medifast Inc	3,300	699,006
MEDNAX Inc *	21,622	550,712
Medpace Holdings Inc *	8,201	1,345,374
MEI Pharma Inc *	29,730	101,974
MeiraGTx Holdings PLC *	7,208	104,011
Meridian Bioscience Inc *	12,491	327,889
Merit Medical Systems Inc *	15,977	956,703
Mersana Therapeutics Inc *	15,633	252,942
Metacrine Inc *	2,711	16,808
MGP Ingredients Inc	3,812	225,480
Milestone Scientific Inc *	12,815	45,750
Minerva Neurosciences Inc *	11,344	33,124
Mirati Therapeutics Inc *	12,706	2,176,538
Mirum Pharmaceuticals Inc *	1,842	36,508
Misonix Inc *	3,462	67,821
Mission Produce Inc *	1,878	35,701
ModivCare Inc *	3,662	542,415
Molecular Templates Inc *	8,557	107,989
MoneyGram International Inc *	17,455	114,679
Monro Inc	9,594	631,285
Morphic Holding Inc *	4,111	260,144
Mustang Bio Inc *	15,141	50,268
Myriad Genetics Inc *	20,903	636,496
NanoString Technologies Inc *	12,958	851,470
Natera Inc *	22,489	2,283,533
Nathan’s Famous Inc	1,050	66,244
National Beverage Corp	7,310	357,532
National HealthCare Corp	3,596	280,164
National Research Corp	3,989	186,805
Natural Grocers by Vitamin Cottage Inc	2,889	50,702
Nature’s Sunshine Products Inc	2,508	50,060
Natus Medical Inc *	10,194	261,068
Nemaura Medical Inc *	2,586	19,757
Neogen Corp *	15,649	1,391,040
NeoGenomics Inc *	32,311	1,558,360
Neoleukin Therapeutics Inc *	8,395	103,342
Neubase Therapeutics Inc *	6,113	45,175
NeuroBo Pharmaceuticals Inc *	1,463	6,437
Nevro Corp *	10,086	1,406,997
NewAge Inc *	23,088	66,032
NexImmune Inc *	1,713	32,684
NextCure Inc *	5,783	57,888
NGM Biopharmaceuticals Inc *	7,901	229,682
Nkarta Inc *	6,085	200,196
Novavax Inc *	18,274	3,313,259
Nurix Therapeutics Inc *	7,190	223,537
NuVasive Inc *	15,478	1,014,738
Nymox Pharmaceutical Corp *	13,544	30,068
Ocular Therapeutix Inc *	20,737	340,294
Odonate Therapeutics Inc *	4,654	15,917
Olema Pharmaceuticals Inc *	3,564	118,254
Omeros Corp *	17,450	310,610
Omnicell Inc *	12,588	1,634,804
Oncocyte Corp *	21,028	109,135
Oncorus Inc *	2,135	29,719
Ontrak Inc *	2,270	73,911
OPKO Health Inc *	114,128	489,609
Optinose Inc *	10,551	38,933
Option Care Health Inc *	25,733	456,503
OraSure Technologies Inc *	20,519	239,457
Organogenesis Holdings Inc *	7,186	130,929
Orgenesis Inc *	5,974	34,231
ORIC Pharmaceuticals Inc *	6,138	150,381
Ortho Clinical Diagnostics Holdings PLC *	26,258	506,648
Orthofix Medical Inc *	5,528	239,639
OrthoPediatrics Corp *	4,138	201,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Osmotica Pharmaceuticals PLC *	4,815	$15,697
Ovid therapeutics Inc *	15,159	60,939
Owens & Minor Inc	21,100	793,149
Oyster Point Pharma Inc *	1,844	33,708
Pacific Biosciences of California Inc *	53,987	1,798,307
Pacira BioSciences Inc *	12,530	878,228
Pandion Therapeutics Inc *	3,791	227,650
Paratek Pharmaceuticals Inc *	10,627	75,027
Passage Bio Inc *	9,119	159,400
Patterson Cos Inc	24,794	792,168
PAVmed Inc *	18,752	83,259
Perdoceo Education Corp *	20,292	242,692
Performance Food Group Co *	38,927	2,242,584
Personalis Inc *	8,126	199,981
PetIQ Inc *	6,255	220,551
PFSweb Inc *	4,959	33,473
PhaseBio Pharmaceuticals Inc *	6,509	22,521
Phathom Pharmaceuticals Inc *	3,082	115,760
Phibro Animal Health Corp ‘A’	6,195	151,158
Pieris Pharmaceuticals Inc *	17,714	45,525
Pliant Therapeutics Inc *	7,159	281,563
PMV Pharmaceuticals Inc *	3,656	120,246
Poseida Therapeutics Inc *	9,716	92,788
Praxis Precision Medicines Inc *	2,789	91,368
Precigen Inc *	21,260	146,481
Precision BioSciences Inc *	14,162	146,577
Prelude Therapeutics Inc *	2,960	128,257
Prestige Consumer Healthcare Inc *	14,935	658,335
Primo Water Corp	45,527	740,269
Priority Technology Holdings Inc *	1,876	13,019
Progenity Inc *	4,591	21,853
Progyny Inc *	8,011	356,570
Protagonist Therapeutics Inc *	10,201	264,206
Protara Therapeutics Inc *	627	9,869
Prothena Corp PLC * (Ireland)	8,840	222,061
Provention Bio Inc *	15,006	157,488
PTC Therapeutics Inc *	18,170	860,349
Pulmonx Corp *	3,364	153,869
Pulse Biosciences Inc *	3,997	94,649
Puma Biotechnology Inc *	7,977	77,536
Quad/Graphics Inc	8,265	29,175
Quanex Building Products Corp	9,887	259,336
Quanterix Corp *	7,236	423,089
Quotient Ltd *	23,344	85,906
R1 RCM Inc *	31,730	783,096
Radius Health Inc *	13,669	285,135
RadNet Inc *	12,981	282,337
RAPT Therapeutics Inc *	3,303	73,327
Recro Pharma Inc *	6,244	17,421
REGENXBIO Inc *	11,538	393,561
Relay Therapeutics Inc *	13,781	476,409
Relmada Therapeutics Inc *	4,336	152,671
Rent-A-Center Inc	14,687	846,852
Repay Holdings Corp *	19,963	468,731
Replimune Group Inc *	7,024	214,302
Repro-Med Systems Inc *	8,392	29,540
Resources Connection Inc	9,575	129,645
Retractable Technologies Inc *	4,733	60,677
Revance Therapeutics Inc *	19,015	531,469
Revlon Inc ‘A’ *	2,081	25,659
REVOLUTION Medicines Inc *	12,332	565,792
Rhythm Pharmaceuticals Inc *	11,397	242,414
Rigel Pharmaceuticals Inc *	46,759	159,916
Rocket Pharmaceuticals Inc *	11,270	500,050
Rockwell Medical Inc *	23,962	27,796
Rubius Therapeutics Inc *	10,824	286,836
Sanderson Farms Inc	5,944	925,956
Sangamo Therapeutics Inc *	34,012	426,170
Satsuma Pharmaceuticals Inc *	3,255	19,237
Savara Inc *	16,912	35,177
Scholar Rock Holding Corp *	7,297	369,666

	Shares	Value
Scopus Biopharma Inc *	2,258	$19,080
scPharmaceuticals Inc *	1,757	11,684
SeaSpine Holdings Corp *	7,961	138,521
Seer Inc *	4,276	213,886
Select Medical Holdings Corp *	32,154	1,096,451
Selecta Biosciences Inc *	18,861	85,346
Seneca Foods Corp ‘A’ *	1,804	84,950
Sensei Biotherapeutics Inc *	2,007	29,162
Seres Therapeutics Inc *	16,205	333,661
ServiceSource International Inc *	29,962	44,044
Shattuck Labs Inc *	3,444	100,703
Shockwave Medical Inc *	8,383	1,091,970
ShotSpotter Inc *	2,409	84,484
SI-BONE Inc *	8,031	255,466
Sientra Inc *	13,463	98,145
SIGA Technologies Inc *	16,628	108,082
Sigilon Therapeutics Inc *	2,123	47,449
Silk Road Medical Inc *	8,172	413,912
Silverback Therapeutics Inc *	3,765	164,267
Soleno Therapeutics Inc *	21,127	26,620
Solid Biosciences Inc *	9,233	51,058
Soliton Inc *	1,872	32,891
Sorrento Therapeutics Inc *	72,423	598,938
SP Plus Corp *	7,047	231,071
SpartanNash Co	10,425	204,643
Spectrum Pharmaceuticals Inc *	41,785	136,219
Spero Therapeutics Inc *	6,445	94,870
SpringWorks Therapeutics Inc *	7,033	517,418
Spruce Biosciences Inc *	2,245	37,267
SQZ Biotechnologies Co *	1,429	19,549
STAAR Surgical Co *	13,580	1,431,468
Stereotaxis Inc *	12,644	84,968
Stoke Therapeutics Inc *	4,190	162,740
Strategic Education Inc	7,263	667,542
Stride Inc *	11,912	358,670
Strongbridge Biopharma PLC *	14,046	38,767
Supernus Pharmaceuticals Inc *	14,181	371,259
Surgalign Holdings Inc *	27,915	60,855
Surgery Partners Inc *	7,241	320,487
Surmodics Inc *	4,131	231,625
Sutro Biopharma Inc *	9,712	221,045
Syndax Pharmaceuticals Inc *	9,360	209,290
Syros Pharmaceuticals Inc *	14,784	110,584
Tactile Systems Technology Inc *	5,500	299,695
Talis Biomedical Corp *	3,692	47,442
Tarsus Pharmaceuticals Inc *	1,982	63,880
Taysha Gene Therapies Inc *	2,798	56,799
TCR2 Therapeutics Inc *	8,686	191,787
Team Inc *	7,415	85,495
Tejon Ranch Co *	5,981	100,122
Tela Bio Inc *	1,911	28,474
Tenet Healthcare Corp *	31,054	1,614,808
Terns Pharmaceuticals Inc *	2,492	54,824
Textainer Group Holdings Ltd * (China)	14,272	408,893
TG Therapeutics Inc *	36,120	1,740,984
The Aaron’s Co Inc	10,143	260,472
The Andersons Inc	9,280	254,086
The Brink’s Co	14,562	1,153,747
The Chefs’ Warehouse Inc *	9,160	279,014
The Ensign Group Inc	15,390	1,444,198
The Hackett Group Inc	6,809	111,599
The Joint Corp *	3,868	187,095
The Pennant Group Inc *	7,562	346,340
The Simply Good Foods Co *	25,819	785,414
TherapeuticsMD Inc *	99,017	132,683
Theravance Biopharma Inc *	14,014	286,026
Tivity Health Inc *	13,113	292,682
Tootsie Roll Industries Inc	5,000	165,649
Transcat Inc *	2,020	99,142
Translate Bio Inc *	20,568	339,166
TransMedics Group Inc *	7,030	291,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Travere Therapeutics Inc *	16,558	$413,453
Tricida Inc *	10,031	53,064
TriNet Group Inc *	12,140	946,434
Triple-S Management Corp ‘B’ *	7,128	185,542
Triton International Ltd (Bermuda)	18,281	1,005,272
TrueBlue Inc *	10,361	228,149
Turning Point Brands Inc	3,742	195,220
Turning Point Therapeutics Inc *	11,023	1,042,666
Twist Bioscience Corp *	13,957	1,728,714
Tyme Technologies Inc *	21,148	37,643
Ultragenyx Pharmaceutical Inc *	18,900	2,151,954
United Natural Foods Inc *	16,453	541,962
UNITY Biotechnology Inc *	11,842	71,052
Universal Corp	7,337	432,810
Universal Technical Institute Inc *	9,769	57,051
UroGen Pharma Ltd *	6,194	120,659
US Physical Therapy Inc	3,818	397,454
USANA Health Sciences Inc *	3,490	340,624
Utah Medical Products Inc	906	78,460
Vanda Pharmaceuticals Inc *	16,014	240,530
Vapotherm Inc *	5,539	133,047
Varex Imaging Corp *	11,316	231,865
Vaxart Inc *	15,768	95,396
Vaxcyte Inc *	8,644	170,719
VBI Vaccines Inc *	49,994	155,481
Vector Group Ltd	42,503	592,917
Vectrus Inc *	3,579	191,262
Venus Concept Inc *	6,593	15,494
Veracyte Inc *	19,696	1,058,660
Verastem Inc *	47,442	117,182
Vericel Corp *	13,636	757,480
Verrica Pharmaceuticals Inc *	2,734	41,420
Veru Inc *	14,757	159,007
Viad Corp	5,741	239,687
Viemed Healthcare Inc *	8,416	85,170
ViewRay Inc *	35,863	156,004
Viking Therapeutics Inc *	20,890	132,129
Village Super Market Inc ‘A’	2,310	54,447
Vir Biotechnology Inc *	15,704	805,144
Vital Farms Inc *	7,129	155,697
Vivint Smart Home Inc *	23,838	341,360
VolitionRX Ltd *	8,363	31,612
Vor BioPharma Inc *	3,350	144,385
Voyager Therapeutics Inc *	9,307	43,836
VYNE Therapeutics Inc *	8,780	60,099
WaVe Life Sciences Ltd *	10,667	59,842
WD-40 Co	4,038	1,236,355
Weis Markets Inc	2,990	168,995
Willdan Group Inc *	2,977	122,206
WW International Inc *	13,497	422,186
X4 Pharmaceuticals Inc *	5,526	47,579
XBiotech Inc *	3,393	58,258
Xencor Inc *	16,758	721,599
Xeris Pharmaceuticals Inc *	16,234	73,215
XOMA Corp *	1,362	55,583
Y-mAbs Therapeutics Inc *	8,967	271,162
Zentalis Pharmaceuticals Inc *	8,112	351,980
ZIOPHARM Oncology Inc *	64,470	232,092
Zogenix Inc *	16,407	320,265
Zynex Inc *	5,903	90,139

		207,187,202

Diversified - 0.0%

Professional Holding Corp ‘A’ *	3,199	58,766

Energy - 3.5%

Adams Resources & Energy Inc	723	20,251
Antero Resources Corp *	71,777	732,125
Arch Resources Inc	4,478	186,285

	Shares	Value
Archrock Inc	39,026	$370,357
Berry Corp	20,837	114,812
Bonanza Creek Energy Inc *	5,783	206,627
Brigham Minerals Inc ‘A’	12,418	181,800
Bristow Group Inc *	1,187	30,720
ChampionX Corp *	55,012	1,195,411
CNX Resources Corp *	64,263	944,666
Comstock Resources Inc *	7,185	39,805
CONSOL Energy Inc *	8,959	87,081
Contango Oil & Gas Co *	31,721	123,712
CVR Energy Inc	8,849	169,724
Delek US Holdings Inc	19,250	419,265
DMC Global Inc	4,469	242,488
Dril-Quip Inc *	10,494	348,716
Earthstone Energy Inc ‘A’ *	7,279	52,045
Evolution Petroleum Corp	11,986	40,513
Exterran Corp *	8,728	29,326
Falcon Minerals Corp	10,587	47,536
Frank’s International NV *	47,586	168,930
FuelCell Energy Inc *	93,149	1,342,277
FutureFuel Corp	7,097	103,119
Goodrich Petroleum Corp *	2,746	25,977
Green Plains Inc *	10,265	277,874
Helix Energy Solutions Group Inc *	42,053	212,368
Kosmos Energy Ltd * (Ghana)	118,976	365,256
Liberty Oilfield Services Inc ‘A’	24,934	281,505
Magnolia Oil & Gas Corp ‘A’ *	37,286	428,043
Matador Resources Co	32,936	772,349
Matrix Service Co *	7,534	98,771
Maxeon Solar Technologies Ltd *	3,355	105,884
MRC Global Inc *	22,637	204,412
Nabors Industries Ltd	2,132	199,235
NACCO Industries Inc ‘A’	1,346	33,583
National Energy Services Reunited Corp *	5,519	68,270
Newpark Resources Inc *	29,709	93,286
NextDecade Corp *	8,751	23,365
NexTier Oilfield Solutions Inc *	47,565	176,942
NOW Inc *	30,629	309,047
Oceaneering International Inc *	27,932	318,983
Oil States International Inc *	17,196	103,692
Ovintiv Inc	78,124	1,860,914
Par Pacific Holdings Inc *	11,518	162,634
Patterson-UTI Energy Inc	55,234	393,818
PBF Energy Inc ‘A’ *	28,846	408,171
PDC Energy Inc *	29,459	1,013,390
Peabody Energy Corp *	16,865	51,607
Penn Virginia Corp *	4,571	61,251
Plug Power Inc *	122,083	4,375,455
PrimeEnergy Resources Corp *	166	8,697
ProPetro Holding Corp *	23,270	248,058
Range Resources Corp *	64,742	668,785
Renewable Energy Group Inc *	11,543	762,300
REX American Resources Corp *	1,666	140,227
RPC Inc *	17,583	94,948
Select Energy Services Inc ‘A’ *	16,232	80,835
SM Energy Co	33,017	540,488
Solaris Oilfield Infrastructure Inc ‘A’	7,346	90,135
Southwestern Energy Co *	190,113	884,025
SunCoke Energy Inc	25,112	176,035
Sunnova Energy International Inc *	16,352	667,489
SunPower Corp *	23,105	772,862
Sunrun Inc *	47,023	2,843,951
Talos Energy Inc *	4,027	48,485
Tellurian Inc *	53,521	125,239
TPI Composites Inc *	9,487	535,351
Transocean Ltd *	176,895	627,977
Trecora Resources *	8,443	65,602
US Silica Holdings Inc	22,289	273,932
W&T Offshore Inc *	28,811	103,432
Warrior Met Coal Inc	14,996	256,881

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Whiting Petroleum Corp *	399	$14,145

		29,653,552

Financial - 21.5%

1st Constitution Bancorp	3,089	54,397
1st Source Corp	4,446	211,541
Acadia Realty Trust REIT	25,490	483,545
ACNB Corp	2,925	85,703
Agree Realty Corp REIT	18,236	1,227,465
Alerus Financial Corp	4,370	130,139
Alexander & Baldwin Inc REIT *	21,048	353,396
Alexander’s Inc REIT	677	187,732
Allegiance Bancshares Inc	5,745	232,902
Alpine Income Property Trust Inc REIT	928	16,110
Altabancorp	4,536	190,693
Altisource Portfolio Solutions SA *	1,360	12,498
Amalgamated Financial Corp	4,599	76,297
Ambac Financial Group Inc *	12,746	213,368
Amerant Bancorp Inc *	6,929	128,672
American Assets Trust Inc REIT	15,126	490,687
American Equity Investment Life Holding Co	27,400	863,922
American Finance Trust Inc REIT	32,874	322,823
American National Bankshares Inc	3,137	103,741
American Realty Investors Inc *	944	8,336
Ameris Bancorp	20,001	1,050,253
AMERISAFE Inc	5,462	349,568
Ames National Corp	2,253	57,632
Apollo Commercial Real Estate Finance Inc REIT	40,957	572,169
Arbor Realty Trust Inc REIT	35,196	559,616
Ares Commercial Real Estate Corp REIT	9,548	130,999
Argo Group International Holdings Ltd	9,611	483,626
Arlington Asset Investment Corp ‘A’ REIT *	9,239	37,326
Armada Hoffler Properties Inc REIT	17,038	213,657
ARMOUR Residential REIT Inc	19,007	231,885
Arrow Financial Corp	4,143	138,003
Artisan Partners Asset Management Inc ‘A’	17,071	890,594
Assetmark Financial Holdings Inc *	4,808	112,219
Associated Capital Group Inc ‘A’	507	18,181
Atlantic Capital Bancshares Inc *	6,127	147,661
Atlantic Union Bankshares Corp	23,363	896,205
Atlanticus Holdings Corp *	1,514	45,920
Auburn National BanCorp Inc	811	31,118
Axos Financial Inc *	17,035	800,815
B. Riley Financial Inc	5,951	335,517
Banc of California Inc	13,352	241,404
BancFirst Corp	5,620	397,278
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,696	146,700
BancorpSouth Bank	29,070	944,194
Bank First Corp	1,891	141,806
Bank of Commerce Holdings	4,736	60,384
Bank of Marin Bancorp	3,611	141,407
Bank7 Corp	1,181	20,797
BankFinancial Corp	3,041	31,383
BankUnited Inc	27,766	1,220,316
Bankwell Financial Group Inc	2,214	59,667
Banner Corp	10,370	553,032
Bar Harbor Bankshares	3,867	113,767
Baycom Corp *	3,431	61,827
BCB Bancorp Inc	3,588	49,514
Berkshire Hills Bancorp Inc	13,531	302,012
BGC Partners Inc ‘A’	93,476	451,489
Blackstone Mortgage Trust Inc ‘A’ REIT	41,013	1,271,403
Blucora Inc *	14,156	235,556
Bluerock Residential Growth REIT Inc	6,930	70,062
Bogota Financial Corp *	2,241	22,993
Boston Private Financial Holdings Inc	24,736	329,484
Bridgewater Bancshares Inc *	6,989	112,872
Brightsphere Investment Group Inc	18,454	376,093

	Shares	Value
Broadmark Realty Capital Inc REIT	38,541	$403,139
Broadstone Net Lease Inc REIT	10,238	187,355
Brookline Bancorp Inc	23,291	349,365
BRP Group Inc ‘A’ *	12,912	351,852
BRT Apartments Corp REIT	2,962	49,880
Bryn Mawr Bank Corp	5,784	263,230
Business First Bancshares Inc	6,102	146,021
Byline Bancorp Inc	7,395	156,404
C&F Financial Corp	1,185	52,484
Cadence BanCorp	37,247	772,130
California BanCorp *	2,403	42,797
Cambridge Bancorp	1,939	163,496
Camden National Corp	4,561	218,289
Cannae Holdings Inc *	25,357	1,004,644
Capital Bancorp Inc *	2,234	43,094
Capital City Bank Group Inc	4,322	112,458
Capitol Federal Financial Inc	39,078	517,588
Capstar Financial Holdings Inc	4,455	76,849
Capstead Mortgage Corp REIT	28,405	176,963
CareTrust REIT Inc	28,632	666,696
Carter Bankshares Inc *	5,667	79,111
CatchMark Timber Trust Inc ‘A’ REIT	15,295	155,703
Cathay General Bancorp	22,349	911,392
CB Financial Services Inc	1,520	33,638
CBTX Inc	5,628	172,892
Centerspace REIT	3,925	266,900
Central Pacific Financial Corp	8,007	213,627
Central Valley Community Bancorp	3,042	56,003
Century Bancorp Inc ‘A’	810	75,581
Chatham Lodging Trust REIT *	13,379	176,068
Chemung Financial Corp	903	37,763
Cherry Hill Mortgage Investment Corp REIT	5,328	49,764
Chimera Investment Corp REIT	58,219	739,381
ChoiceOne Financial Services Inc	2,330	56,037
CIM Commercial Trust Corp REIT	2,237	28,835
CIT Group Inc	29,255	1,506,925
Citizens & Northern Corp	3,883	92,338
Citizens Holding Co	1,503	29,910
Citizens Inc *	12,698	73,521
City Holding Co	4,705	384,775
City Office REIT Inc	11,511	122,247
Civista Bancshares Inc	4,668	107,084
Clipper Realty Inc REIT	2,459	19,475
CNB Financial Corp	4,429	108,998
CNO Financial Group Inc	39,882	968,734
Coastal Financial Corp *	2,644	69,326
Codorus Valley Bancorp Inc	2,104	38,735
Cohen & Steers Inc	6,996	457,049
Colony Bankcorp Inc	2,944	45,926
Colony Capital Inc REIT	141,495	916,888
Colony Credit Real Estate Inc REIT	25,932	220,941
Columbia Banking System Inc	21,756	937,466
Columbia Financial Inc *	13,971	244,213
Columbia Property Trust Inc REIT	33,044	565,052
Community Bank System Inc	15,936	1,222,610
Community Bankers Trust Corp	7,572	66,785
Community Healthcare Trust Inc REIT	6,592	304,023
Community Trust Bancorp Inc	4,607	202,846
ConnectOne Bancorp Inc	11,128	282,095
CorEnergy Infrastructure Trust Inc REIT	1,948	13,772
CorePoint Lodging Inc REIT	12,680	114,500
County Bancorp Inc	1,557	37,321
Cowen Inc ‘A’	7,586	266,648
Crawford & Co ‘A’	3,594	38,276
CrossFirst Bankshares Inc *	14,828	204,478
CTO Realty Growth Inc REIT	1,609	83,684
Curo Group Holdings Corp	5,275	76,962
Cushman & Wakefield PLC *	32,447	529,535
Customers Bancorp Inc *	8,592	273,397
CVB Financial Corp	38,702	854,927
Diamond Hill Investment Group Inc	925	144,309

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
DiamondRock Hospitality Co REIT *	60,558	$623,747
Dime Community Bancshares Inc	10,674	321,714
Diversified Healthcare Trust REIT	70,553	337,243
Donegal Group Inc ‘A’	3,395	50,450
Dynex Capital Inc REIT	6,583	124,616
Eagle Bancorp Inc	9,715	516,935
Eagle Bancorp Montana Inc	1,677	40,785
Easterly Government Properties Inc REIT	23,793	493,229
Eastern Bankshares Inc	48,689	939,211
EastGroup Properties Inc REIT	11,546	1,654,311
eHealth Inc *	7,579	551,221
Ellington Financial Inc REIT	12,041	192,776
Ellington Residential Mortgage REIT	1,159	14,267
Employers Holdings Inc	8,410	362,135
Encore Capital Group Inc *	9,308	374,461
Enova International Inc *	9,817	348,307
Enstar Group Ltd *	3,546	874,905
Enterprise Bancorp Inc	2,328	75,707
Enterprise Financial Services Corp	6,762	334,313
Equity Bancshares Inc ‘A’ *	4,136	113,326
Esquire Financial Holdings Inc *	2,195	50,068
ESSA Bancorp Inc	1,999	31,984
Essent Group Ltd	32,654	1,550,738
Essential Properties Realty Trust Inc REIT	31,190	712,068
Evans Bancorp Inc	1,625	55,071
eXp World Holdings Inc *	15,027	684,480
EZCORP Inc ‘A’ *	11,919	59,237
Farmers & Merchants Bancorp Inc	2,514	63,202
Farmers National Banc Corp	8,106	135,370
Farmland Partners Inc REIT	8,355	93,660
Fathom Holdings Inc *	1,503	55,055
FB Financial Corp	9,595	426,594
FBL Financial Group Inc ‘A’	2,768	154,787
Federal Agricultural Mortgage Corp ‘C’	2,634	265,296
Federated Hermes Inc	27,829	871,048
FedNat Holding Co	4,662	21,585
Fidelity D&D Bancorp Inc	1,006	61,869
Financial Institutions Inc	4,884	147,936
First BanCorp	64,430	725,482
First Bancorp NC	8,624	375,144
First Bank	5,405	65,779
First Busey Corp	15,574	399,473
First Business Financial Services Inc	2,685	66,400
First Capital Inc	847	41,257
First Choice Bancorp	3,050	74,146
First Commonwealth Financial Corp	27,588	396,440
First Community Bankshares Inc	5,669	170,013
First Community Corp	2,209	44,070
First Financial Bancorp	29,513	708,312
First Financial Bankshares Inc	38,130	1,781,815
First Financial Corp	4,268	192,103
First Foundation Inc	11,772	276,171
First Guaranty Bancshares Inc	1,231	22,047
First Internet Bancorp	2,565	90,365
First Interstate BancSystem Inc ‘A’	11,781	542,397
First Merchants Corp	15,908	739,722
First Mid Bancshares Inc	4,187	183,935
First Midwest Bancorp Inc	34,089	746,890
First Northwest Bancorp	1,904	31,644
First Savings Financial Group Inc	279	18,732
First United Corp	2,315	40,790
First Western Financial Inc *	1,921	48,044
Flagstar Bancorp Inc	14,512	654,491
Flushing Financial Corp	8,969	190,412
FNCB Bancorp Inc	5,365	40,452
Focus Financial Partners Inc ‘A’ *	11,524	479,629
Four Corners Property Trust Inc REIT	22,141	606,663
Franklin Financial Services Corp	653	20,361
Franklin Street Properties Corp REIT	27,922	152,175
FRP Holdings Inc *	1,863	91,697
FS Bancorp Inc	1,055	70,896

	Shares	Value
Fulton Financial Corp	46,719	$795,625
FVCBankcorp Inc *	2,662	46,106
GAMCO Investors Inc ‘A’	2,017	37,415
Genworth Financial Inc ‘A’ *	151,028	501,413
German American Bancorp Inc	6,932	320,397
Getty Realty Corp REIT	10,139	287,136
Glacier Bancorp Inc	28,295	1,615,079
Gladstone Commercial Corp REIT	10,080	197,165
Gladstone Land Corp REIT	6,224	113,899
Global Medical REIT Inc	12,780	167,546
Global Net Lease Inc REIT	26,967	487,024
Goosehead Insurance Inc ‘A’	3,739	400,746
Granite Point Mortgage Trust Inc REIT	16,333	195,506
Great Ajax Corp REIT	7,189	78,360
Great Southern Bancorp Inc	2,943	166,780
Great Western Bancorp Inc	16,743	507,145
Greene County Bancorp Inc	898	22,459
Greenhill & Co Inc	3,810	62,789
Greenlight Capital Re Ltd ‘A’ *	8,495	73,907
Grid Dynamics Holdings Inc *	7,302	116,321
Guaranty Bancshares Inc	2,185	80,299
GWG Holdings Inc *	1,007	7,039
Hamilton Lane Inc ‘A’	9,418	834,058
Hancock Whitney Corp	25,362	1,065,458
Hanmi Financial Corp	9,728	191,933
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	21,744	1,219,838
Harborone Bancorp Inc	15,046	202,670
Hawthorn Bancshares Inc	910	19,374
HBT Financial Inc	1,783	30,525
HCI Group Inc	1,842	141,502
Healthcare Realty Trust Inc REIT	41,331	1,253,156
Heartland Financial USA Inc	10,327	519,035
Heritage Commerce Corp	16,489	201,496
Heritage Financial Corp	10,891	307,562
Heritage Insurance Holdings Inc	6,984	77,383
Hersha Hospitality Trust REIT *	9,820	103,601
Hilltop Holdings Inc	19,150	653,590
Hingham Institution for Savings	473	134,218
Home Bancorp Inc	2,196	79,166
Home BancShares Inc	45,273	1,224,635
Home Point Capital Inc *	1,960	18,228
HomeStreet Inc	6,197	273,102
HomeTrust Bancshares Inc	4,750	115,663
Hope Bancorp Inc	35,200	530,112
Horace Mann Educators Corp	12,492	539,779
Horizon Bancorp Inc	12,595	234,015
Houlihan Lokey Inc	15,166	1,008,691
Howard Bancorp Inc *	4,014	65,990
I3 Verticals Inc ‘A’ *	5,206	162,037
Independence Holding Co	1,280	51,008
Independence Realty Trust Inc REIT	28,905	439,356
Independent Bank Corp	9,972	839,543
Independent Bank Corp MI	6,447	152,407
Independent Bank Group Inc	10,793	779,686
Indus Realty Trust Inc REIT	846	50,895
Industrial Logistics Properties Trust REIT	19,691	455,453
Innovative Industrial Properties Inc REIT	6,927	1,247,968
International Bancshares Corp	15,685	728,098
International Money Express Inc *	9,016	135,330
Invesco Mortgage Capital Inc REIT	69,423	278,386
Investar Holding Corp	3,665	75,316
Investors Bancorp Inc	69,442	1,020,103
Investors Title Co	324	53,784
iStar Inc REIT	21,879	389,009
James River Group Holdings Ltd	8,854	403,919
Kearny Financial Corp	22,677	273,938
Kennedy-Wilson Holdings Inc	35,712	721,740
Kinsale Capital Group Inc	6,235	1,027,528
Kite Realty Group Trust REIT	25,236	486,802
KKR Real Estate Finance Trust Inc REIT	7,510	138,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Ladder Capital Corp REIT	31,446	$371,063
Lakeland Bancorp Inc	13,248	230,913
Lakeland Financial Corp	7,104	491,526
Landmark Bancorp Inc	1,118	29,538
LCNB Corp	3,355	58,713
Legacy Housing Corp *	3,029	53,704
LendingClub Corp *	21,164	349,629
Level One Bancorp Inc	1,786	46,043
Lexington Realty Trust REIT	80,586	895,310
Limestone Bancorp Inc *	1,728	27,389
Live Oak Bancshares Inc	8,597	588,809
LTC Properties Inc REIT	11,592	483,618
Luther Burbank Corp	5,758	68,117
Macatawa Bank Corp	7,514	74,764
Mack-Cali Realty Corp REIT	26,368	408,177
Mackinac Financial Corp	3,536	49,575
MainStreet Bancshares Inc *	1,606	33,341
Marcus & Millichap Inc *	6,765	227,981
Marlin Business Services Corp	2,910	39,692
Maui Land & Pineapple Co Inc *	2,368	27,350
MBIA Inc *	15,462	148,744
McGrath RentCorp	7,293	588,180
Mercantile Bank Corp	4,707	152,836
Merchants Bancorp	2,558	107,283
Meridian Bancorp Inc	14,151	260,661
Meridian Corp	1,588	41,288
Meta Financial Group Inc	9,388	425,370
Metrocity Bankshares Inc	4,064	62,504
Metropolitan Bank Holding Corp *	1,973	99,360
MFA Financial Inc REIT	132,965	541,168
Mid Penn Bancorp Inc	2,254	60,430
Middlefield Banc Corp	2,053	43,031
Midland States Bancorp Inc	6,493	180,116
Midwest Holding Inc *	456	22,795
MidWestOne Financial Group Inc	4,650	144,011
MMA Capital Holdings Inc *	1,532	34,945
Moelis & Co ‘A’	15,993	877,696
Monmouth Real Estate Investment Corp REIT	28,737	508,358
Mr Cooper Group Inc *	22,901	796,039
MVB Financial Corp	2,630	88,894
National Bank Holdings Corp ‘A’	8,865	351,763
National Bankshares Inc	1,561	55,431
National Health Investors Inc REIT	12,799	925,112
National Storage Affiliates Trust REIT	19,043	760,387
National Western Life Group Inc ‘A’	737	183,513
Navient Corp	54,977	786,721
NBT Bancorp Inc	12,886	514,151
Nelnet Inc ‘A’	5,178	376,648
NETSTREIT Corp	6,355	117,504
New Senior Investment Group Inc REIT	26,031	162,173
New York Mortgage Trust Inc REIT	114,642	512,450
Newmark Group Inc ‘A’	42,273	422,941
NexPoint Residential Trust Inc REIT	6,628	305,485
NI Holdings Inc *	3,078	56,881
Nicolet Bankshares Inc *	2,797	233,438
NMI Holdings Inc ‘A’ *	24,198	572,041
Northeast Bank	2,224	58,691
Northfield Bancorp Inc	14,063	223,883
Northrim BanCorp Inc	1,861	79,111
Northwest Bancshares Inc	34,938	504,854
Norwood Financial Corp	2,007	53,406
Oak Valley Bancorp	2,404	41,229
OceanFirst Financial Corp	17,991	430,705
Oconee Federal Financial Corp	358	9,337
Office Properties Income Trust REIT	13,833	380,684
OFG Bancorp	15,145	342,580
Ohio Valley Banc Corp	1,413	34,308
Old National Bancorp	49,189	951,315
Old Second Bancorp Inc	7,898	104,333
One Liberty Properties Inc REIT	5,139	114,446
OP Bancorp	3,142	33,054

	Shares	Value
Oportun Financial Corp *	5,980	$123,846
Oppenheimer Holdings Inc ‘A’	2,666	106,773
Orchid Island Capital Inc REIT	24,731	148,633
Origin Bancorp Inc	6,689	283,680
Orrstown Financial Services Inc	2,908	64,848
Pacific Premier Bancorp Inc	24,221	1,052,160
Palomar Holdings Inc *	5,717	383,268
Park National Corp	4,192	542,026
Parke Bancorp Inc	2,821	56,392
Partners Bancorp	2,428	17,749
Paysign Inc *	11,001	48,074
PCB Bancorp	3,055	45,825
PCSB Financial Corp	4,776	79,329
PDL Community Bancorp *	2,411	26,786
Peapack Gladstone Financial Corp	5,150	159,032
Pebblebrook Hotel Trust REIT	38,435	933,586
Penns Woods Bancorp Inc	1,728	41,628
PennyMac Financial Services Inc	12,176	814,209
PennyMac Mortgage Investment Trust REIT	29,349	575,240
Peoples Bancorp Inc	5,386	178,654
Peoples Bancorp of North Carolina Inc	1,627	38,462
Peoples Financial Services Corp	1,981	83,677
Physicians Realty Trust REIT	61,243	1,082,164
Piedmont Office Realty Trust Inc ‘A’ REIT	36,065	626,449
Pioneer Bancorp Inc *	4,488	52,285
Piper Sandler Cos	5,300	581,145
PJT Partners Inc ‘A’	6,806	460,426
Plumas Bancorp	1,606	46,976
Plymouth Industrial REIT Inc REIT	7,907	133,233
PotlatchDeltic Corp REIT	19,349	1,023,949
PRA Group Inc *	13,207	489,583
Preferred Apartment Communities Inc ‘A’ REIT	14,256	140,422
Preferred Bank	4,191	266,883
Premier Financial Bancorp Inc	3,421	63,596
Premier Financial Corp	11,225	373,344
Primis Financial Corp *	5,868	85,321
ProAssurance Corp	16,026	428,856
PROG Holdings Inc	19,790	856,709
ProSight Global Inc *	2,964	37,346
Protective Insurance Corp ‘B’	2,446	55,940
Provident Bancorp Inc	4,605	66,312
Provident Financial Holdings Inc	2,438	41,202
Provident Financial Services Inc	21,756	484,724
Prudential Bancorp Inc	1,011	14,922
PS Business Parks Inc REIT	6,068	937,991
Pzena Investment Management Inc ‘A’	4,574	48,164
QCR Holdings Inc	4,760	224,767
QTS Realty Trust Inc ‘A’ REIT	18,949	1,175,596
Radian Group Inc	56,459	1,312,672
Rafael Holdings Inc ‘B’ *	2,908	116,087
RBB Bancorp	4,974	100,823
RE/MAX Holdings Inc ‘A’	5,257	207,073
Ready Capital Corp REIT	17,532	235,279
Realogy Holdings Corp *	33,361	504,752
Red River Bancshares Inc	1,395	78,134
Redfin Corp *	29,576	1,969,466
Redwood Trust Inc REIT	32,009	333,214
Regional Management Corp	2,523	87,447
Reliant Bancorp Inc	4,248	122,003
Renasant Corp	16,499	682,729
Republic Bancorp Inc ‘A’	2,670	118,254
Republic First Bancorp Inc *	12,170	45,881
Retail Opportunity Investments Corp REIT	34,624	549,483
Retail Properties of America Inc ‘A’ REIT	63,281	663,185
Retail Value Inc REIT	5,292	99,013
Richmond Mutual Bancorporation Inc	4,274	57,955
Riverview Bancorp Inc	5,512	38,198
RLI Corp	11,678	1,302,914
RLJ Lodging Trust REIT	47,850	740,718
RPT Realty REIT	24,590	280,572
Ryman Hospitality Properties Inc REIT *	14,949	1,158,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
S&T Bancorp Inc	11,539	$386,557
Sabra Health Care REIT Inc	60,468	1,049,724
Safeguard Scientifics Inc *	6,837	46,628
Safehold Inc REIT	5,308	372,091
Safety Insurance Group Inc	4,280	360,590
Salisbury Bancorp Inc	876	38,903
Sandy Spring Bancorp Inc	13,874	602,548
Saul Centers Inc REIT	3,657	146,682
SB Financial Group Inc	2,364	43,167
Sculptor Capital Management Inc	5,702	124,760
Seacoast Banking Corp of Florida *	15,483	561,104
Security National Financial Corp ‘A’ *	2,475	23,141
Select Bancorp Inc *	5,514	61,040
Selective Insurance Group Inc	17,474	1,267,564
Selectquote Inc *	39,322	1,160,392
Seritage Growth Properties REIT *	10,019	183,849
Service Properties Trust REIT	48,018	569,493
ServisFirst Bancshares Inc	14,398	883,029
Shore Bancshares Inc	3,223	54,855
Siebert Financial Corp *	3,512	14,224
Sierra Bancorp	4,016	107,629
Silvercrest Asset Management Group Inc ‘A’	3,407	48,993
Silvergate Capital Corp ‘A’ *	5,674	806,673
Simmons First National Corp ‘A’	32,697	970,120
SiriusPoint Ltd * (Bermuda)	26,349	267,969
SITE Centers Corp REIT	46,029	624,153
SmartFinancial Inc	3,979	86,145
South Plains Financial Inc	2,964	67,342
South State Corp	20,726	1,627,198
Southern First Bancshares Inc *	2,115	99,151
Southern Missouri Bancorp Inc	2,065	81,402
Southside Bancshares Inc	9,574	368,695
Spirit of Texas Bancshares Inc	3,800	84,778
STAG Industrial Inc REIT	47,130	1,584,039
Standard AVB Financial Corp	1,157	37,776
State Auto Financial Corp	4,528	89,247
StepStone Group Inc ‘A’	5,605	197,688
Sterling Bancorp Inc *	6,045	34,215
Stewart Information Services Corp	7,835	407,655
Stifel Financial Corp	29,557	1,893,421
Stock Yards Bancorp Inc	5,992	305,952
StoneX Group Inc *	4,838	316,308
Stratus Properties Inc *	1,817	55,419
Summit Financial Group Inc	3,486	92,553
Summit Hotel Properties Inc REIT *	30,915	314,096
Sunstone Hotel Investors Inc REIT	64,379	802,162
SWK Holdings Corp *	1,043	15,165
Tanger Factory Outlet Centers Inc REIT	25,977	393,032
Terreno Realty Corp REIT	19,895	1,149,334
Territorial Bancorp Inc	2,583	68,346
Texas Capital Bancshares Inc *	14,999	1,063,729
The Bancorp Inc *	16,059	332,742
The Bank of NT Butterfield & Son Ltd (Bermuda)	14,951	571,427
The Bank of Princeton	1,835	52,518
The Community Financial Corp	1,135	38,874
The First Bancorp Inc	3,166	92,416
The First Bancshares Inc	5,977	218,818
The First of Long Island Corp	7,453	158,376
The GEO Group Inc REIT	35,869	278,343
The Macerich Co REIT	43,103	504,305
The RMR Group Inc ‘A’	4,232	172,708
The St Joe Co	9,815	421,064
Timberland Bancorp Inc	1,994	55,453
Tiptree Inc	8,409	75,261
Tompkins Financial Corp	4,261	352,385
Towne Bank	20,124	611,770
TPG RE Finance Trust Inc REIT	17,399	194,869
Transcontinental Realty Investors Inc *	488	10,502
Trean Insurance Group Inc *	3,733	60,288
TriCo Bancshares	8,082	382,844

	Shares	Value
TriState Capital Holdings Inc *	8,384	$193,335
Triumph Bancorp Inc *	6,881	532,521
Trupanion Inc *	9,097	693,282
TrustCo Bank Corp NY	26,666	196,528
Trustmark Corp	18,864	634,962
Two Harbors Investment Corp REIT	79,418	582,134
UMB Financial Corp	12,882	1,189,395
UMH Properties Inc REIT	11,357	217,714
United Bankshares Inc	36,617	1,412,684
United Community Banks Inc	23,686	808,166
United Fire Group Inc	5,938	206,642
United Insurance Holdings Corp	4,752	34,262
United Security Bancshares	4,531	37,109
Uniti Group Inc REIT	57,062	629,394
Unity Bancorp Inc	2,662	58,564
Universal Health Realty Income Trust REIT	3,773	255,734
Universal Insurance Holdings Inc	8,902	127,655
Univest Financial Corp	8,474	242,272
Urban Edge Properties REIT	35,239	582,148
Urstadt Biddle Properties Inc ‘A’ REIT	9,586	159,607
Valley National Bancorp	117,453	1,613,804
Vericity Inc *	909	8,990
Veritex Holdings Inc	14,228	465,540
Virtus Investment Partners Inc	2,221	523,046
Waddell & Reed Financial Inc ‘A’	17,632	441,682
Walker & Dunlop Inc	8,252	847,810
Washington Federal Inc	21,929	675,413
Washington Real Estate Investment Trust REIT	25,282	558,732
Washington Trust Bancorp Inc	4,856	250,715
Waterstone Financial Inc	6,183	126,257
Watford Holdings Ltd * (Bermuda)	5,055	174,954
WesBanco Inc	19,027	686,114
West Bancorporation Inc	5,139	123,799
Westamerica Bancorporation	7,870	494,079
Western Asset Mortgage Capital Corp REIT	18,348	58,530
Western New England Bancorp Inc	6,314	53,227
Westwood Holdings Group Inc	2,746	39,707
Whitestone REIT	12,262	118,941
WisdomTree Investments Inc	41,901	261,881
World Acceptance Corp *	1,177	152,728
WSFS Financial Corp	14,384	716,179
Xenia Hotels & Resorts Inc REIT *	34,424	671,268

		181,690,036

Industrial - 13.5%

908 Devices Inc *	2,030	98,455
AAON Inc	12,367	865,814
AAR Corp	10,138	422,248
Advanced Drainage Systems Inc	17,045	1,762,283
Advanced Emissions Solutions Inc	3,535	19,443
Advanced Energy Industries Inc	11,241	1,227,180
Aegion Corp *	8,596	247,135
Aerojet Rocketdyne Holdings Inc	21,243	997,571
AeroVironment Inc *	6,523	757,059
Air Transport Services Group Inc *	17,881	523,198
Akoustis Technologies Inc *	10,661	142,218
Alamo Group Inc	3,022	471,885
Allied Motion Technologies Inc	2,145	110,103
Altra Industrial Motion Corp	19,052	1,053,957
American Outdoor Brands Inc *	3,717	93,668
American Superconductor Corp *	7,767	147,262
American Woodmark Corp *	5,019	494,773
API Group Corp *,~	42,388	876,584
Apogee Enterprises Inc	7,687	314,245
Applied Industrial Technologies Inc	11,358	1,035,509
Applied Optoelectronics Inc *	7,250	60,610
ArcBest Corp	7,243	509,690
Arcosa Inc	14,660	954,219
Ardmore Shipping Corp (Ireland)	10,318	46,844

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Argan Inc	4,303	$229,565
Astec Industries Inc	6,565	495,132
Astronics Corp *	6,683	120,561
Atkore Inc *	13,788	991,357
Atlas Air Worldwide Holdings Inc *	7,739	467,745
AZZ Inc	7,727	389,054
Badger Meter Inc	8,720	811,570
Barnes Group Inc	13,831	685,188
Bel Fuse Inc ‘B’	3,271	65,060
Belden Inc	13,238	587,370
Benchmark Electronics Inc	10,801	333,967
Bloom Energy Corp ‘A’ *	26,736	723,209
Boise Cascade Co	11,637	696,242
Brady Corp ‘A’	14,197	758,830
Builders FirstSource Inc *	60,408	2,801,119
Cactus Inc ‘A’	14,366	439,887
Caesarstone Ltd	6,257	85,909
Casella Waste Systems Inc ‘A’ *	14,405	915,726
CECO Environmental Corp *	8,846	70,149
Chart Industries Inc *	10,705	1,523,857
Chase Corp	2,077	241,742
CIRCOR International Inc *	5,929	206,448
Columbus McKinnon Corp	7,327	386,573
Comfort Systems USA Inc	10,548	788,674
Comtech Telecommunications Corp	6,773	168,241
Concrete Pumping Holdings Inc *	9,456	70,069
Construction Partners Inc ‘A’ *	8,531	254,906
Cornerstone Building Brands Inc *	13,384	187,778
Costamare Inc (Monaco)	14,480	139,298
Covanta Holding Corp	34,467	477,713
Covenant Logistics Group Inc ‘A’ *	3,693	76,039
CryoPort Inc *	12,029	625,628
CSW Industrials Inc	4,173	563,355
CyberOptics Corp *	1,468	38,124
Daseke Inc *	13,081	111,058
DHT Holdings Inc	31,198	185,004
Diamond S Shipping Inc *	7,202	72,236
Dorian LPG Ltd *	9,941	130,525
Ducommun Inc *	3,342	200,520
DXP Enterprises Inc *	4,701	141,829
Dycom Industries Inc *	9,238	857,748
Eagle Bulk Shipping Inc *	1,703	61,512
Eastman Kodak Co *	3,720	29,276
Echo Global Logistics Inc *	7,479	234,915
EMCOR Group Inc	16,034	1,798,373
Encore Wire Corp	6,006	403,183
Energy Recovery Inc *	11,987	219,842
Enerpac Tool Group Corp	18,000	470,160
EnerSys	12,558	1,140,266
Eneti Inc	2,117	44,521
EnPro Industries Inc	6,103	520,403
ESCO Technologies Inc	7,526	819,506
Exponent Inc	15,179	1,479,194
Fabrinet * (Thailand)	10,795	975,760
FARO Technologies Inc *	5,114	442,719
Federal Signal Corp	18,143	694,877
Fluidigm Corp *	23,041	104,145
Fluor Corp	41,367	955,164
Forterra Inc *	8,419	195,742
Forward Air Corp	8,364	742,807
Franklin Electric Co Inc	13,638	1,076,584
Frontline Ltd (Norway)	36,822	263,277
GATX Corp	10,240	949,658
Genco Shipping & Trading Ltd	4,385	44,201
Gencor Industries Inc *	3,028	40,605
General Finance Corp *	3,045	36,997
Gibraltar Industries Inc *	9,579	876,574
Golar LNG Ltd * (Bermuda)	30,525	312,271
GoPro Inc ‘A’ *	35,301	410,904
Graham Corp	3,212	45,739
Granite Construction Inc	13,573	546,313

	Shares	Value
Great Lakes Dredge & Dock Corp *	18,984	$276,787
Greif Inc ‘A’	7,749	441,693
Greif Inc ‘B’	1,468	84,028
Griffon Corp	13,763	373,941
Harsco Corp *	23,530	403,539
Haynes International Inc	3,251	96,457
Heartland Express Inc	14,531	284,517
Helios Technologies Inc	9,063	660,421
Heritage-Crystal Clean Inc *	5,110	138,634
Hillenbrand Inc	21,853	1,042,607
Hub Group Inc ‘A’ *	9,614	646,830
Hurco Cos Inc	1,734	61,210
Hydrofarm Holdings Group Inc *	2,744	165,518
Hyster-Yale Materials Handling Inc	3,081	268,417
Ichor Holdings Ltd *	8,092	435,350
IES Holdings Inc *	2,195	110,650
II-VI Inc *	30,438	2,081,046
Insteel Industries Inc	4,991	153,922
International Seaways Inc	6,657	129,013
Intevac Inc *	7,660	54,769
IntriCon Corp *	2,859	73,305
Iteris Inc *	10,296	63,526
Itron Inc *	12,993	1,151,829
JELD-WEN Holding Inc *	19,577	542,087
John Bean Technologies Corp	9,284	1,237,929
Kadant Inc	3,478	643,465
Kaman Corp	8,187	419,911
KBR Inc	42,240	1,621,594
Kennametal Inc	24,512	979,745
Kimball Electronics Inc *	7,258	187,256
Knowles Corp *	26,753	559,673
Kratos Defense & Security Solutions Inc *	36,624	999,103
Lawson Products Inc *	1,438	74,575
LB Foster Co ‘A’ *	3,423	61,272
LENSAR Inc *	3,068	22,274
Lindsay Corp	3,135	522,354
Louisiana-Pacific Corp	32,518	1,803,448
LSI Industries Inc	6,045	51,564
Luna Innovations Inc *	9,908	104,331
Luxfer Holdings PLC (United Kingdom)	7,978	169,772
Lydall Inc *	5,290	178,485
Marten Transport Ltd	17,853	302,965
Masonite International Corp *	7,159	825,003
MasTec Inc *	16,804	1,574,535
Materion Corp	6,012	398,235
Matson Inc	12,602	840,553
Matthews International Corp ‘A’	9,394	371,533
Mayville Engineering Co Inc *	2,023	29,091
Mesa Laboratories Inc	1,437	349,909
Mistras Group Inc *	5,593	63,816
Montrose Environmental Group Inc *	6,415	321,969
Moog Inc ‘A’	8,492	706,110
Mueller Industries Inc	16,603	686,534
Mueller Water Products Inc ‘A’	46,282	642,857
Myers Industries Inc	10,437	206,235
MYR Group Inc *	4,946	354,480
Napco Security Technologies Inc *	4,168	145,171
National Presto Industries Inc	1,547	157,902
NL Industries Inc	2,103	15,667
nLight Inc *	10,579	342,760
NN Inc *	12,762	90,227
Nordic American Tankers Ltd	39,350	127,887
Northwest Pipe Co *	2,663	88,997
Novanta Inc *	10,143	1,337,760
NV5 Global Inc *	3,289	317,619
NVE Corp	1,443	101,154
O-I Glass Inc	46,732	688,830
Olympic Steel Inc	2,927	86,200
Omega Flex Inc	738	116,515
Orion Energy Systems Inc *	8,531	59,376
OSI Systems Inc *	5,103	490,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Overseas Shipholding Group Inc ‘A’ *	11,493	$23,676
Pactiv Evergreen Inc	11,407	156,732
PAM Transportation Services Inc *	685	42,264
Pangaea Logistics Solutions Ltd	3,906	12,343
Park Aerospace Corp	5,378	71,097
Park-Ohio Holdings Corp	2,326	73,246
Patrick Industries Inc	6,463	549,355
PGT Innovations Inc *	17,009	429,477
Plexus Corp *	8,257	758,323
Powell Industries Inc	2,698	91,381
Primoris Services Corp	14,645	485,189
Proto Labs Inc *	7,859	956,833
Pure Cycle Corp *	5,726	76,843
Radiant Logistics Inc *	12,971	90,148
Ranpak Holdings Corp *	8,302	166,538
Raven Industries Inc	10,258	393,189
RBC Bearings Inc *	7,310	1,438,389
Research Frontiers Inc *	9,216	26,173
Rexnord Corp	35,595	1,676,169
Ryerson Holding Corp *	4,918	83,803
Safe Bulkers Inc * (Greece)	16,949	41,525
Saia Inc *	7,760	1,789,301
Sanmina Corp *	18,944	783,903
Scorpio Tankers Inc (Monaco)	15,445	285,115
SEACOR Holdings Inc *	6,210	253,057
SFL Corp Ltd (Norway)	27,512	220,646
Sharps Compliance Corp *	4,772	68,574
Simpson Manufacturing Co Inc	12,853	1,333,242
SMART Global Holdings Inc *	4,441	204,375
Smith & Wesson Brands Inc	16,449	287,035
SPX Corp *	12,498	728,258
SPX FLOW Inc	12,393	784,849
Standex International Corp	3,744	357,814
Sterling Construction Co Inc *	7,471	173,327
Stoneridge Inc *	7,629	242,678
Sturm Ruger & Co Inc	4,731	312,577
Summit Materials Inc ‘A’ *	33,844	948,309
Tennant Co	5,185	414,230
Terex Corp	19,680	906,658
Tetra Tech Inc	15,960	2,166,091
The Eastern Co	1,965	52,662
The Gorman-Rupp Co	5,302	175,549
The Greenbrier Cos Inc	9,227	435,699
The Manitowoc Co Inc *	9,251	190,756
Thermon Group Holdings Inc *	9,759	190,203
Tidewater Inc *	12,502	156,650
TimkenSteel Corp *	13,717	161,175
TopBuild Corp *	9,805	2,053,461
Tredegar Corp	7,911	118,744
TriMas Corp *	12,338	374,088
Trinseo SA	11,230	715,014
Triumph Group Inc	15,038	276,398
TTM Technologies Inc *	29,983	434,753
Turtle Beach Corp *	3,564	95,052
Tutor Perini Corp *	11,284	213,832
UFP Industries Inc	17,654	1,338,879
UFP Technologies Inc *	2,005	99,889
Ultralife Corp *	2,546	21,081
Universal Logistics Holdings Inc	2,688	70,721
US Concrete Inc *	4,738	347,390
US Ecology Inc *	9,245	384,962
US Xpress Enterprises Inc ‘A’ *	6,043	71,005
Vicor Corp *	5,542	471,236
Vishay Intertechnology Inc	39,094	941,384
Vishay Precision Group Inc *	3,713	114,398
Watts Water Technologies Inc ‘A’	8,024	953,331
Welbilt Inc *	38,195	620,669
Werner Enterprises Inc	17,641	832,126
Willis Lease Finance Corp *	973	42,287
WillScot Mobile Mini Holdings Corp *	51,390	1,426,072
Worthington Industries Inc	10,215	685,324

	Shares	Value
Wrap Technologies Inc *	4,286	$23,830

		113,490,933

Technology - 9.9%

1Life Healthcare Inc *	23,096	902,592
3D Systems Corp *	35,582	976,370
8x8 Inc *	31,381	1,018,000
ACI Worldwide Inc *	33,886	1,289,362
Agilysys Inc *	5,741	275,338
Akerna Corp *	2,672	13,200
Allscripts Healthcare Solutions Inc *	47,558	714,083
Alpha & Omega Semiconductor Ltd *	6,115	199,961
Altair Engineering Inc ‘A’ *	13,082	818,541
Ambarella Inc *	9,925	996,371
American Software Inc ‘A’	9,100	188,370
Amkor Technology Inc	29,953	710,186
Apollo Medical Holdings Inc *	5,542	150,133
Appfolio Inc ‘A’ *	4,747	671,273
Appian Corp *	10,553	1,403,021
Asure Software Inc *	3,745	28,612
Atomera Inc *	5,135	125,808
Avaya Holdings Corp *	24,622	690,155
Avid Technology Inc *	8,493	179,287
Axcelis Technologies Inc *	10,076	414,023
AXT Inc *	11,917	138,952
Bandwidth Inc ‘A’ *	5,581	707,336
Benefitfocus Inc *	8,956	123,682
Blackbaud Inc	14,360	1,020,709
Blackline Inc *	15,132	1,640,309
BM Technologies Inc * Ω ±	1,441	15,487
Bottomline Technologies DE Inc *	13,210	597,753
Box Inc ‘A’ *	42,314	971,529
Brightcove Inc *	12,051	242,466
Brooks Automation Inc	21,513	1,756,536
Cardlytics Inc *	8,810	966,457
Cerence Inc *	11,236	1,006,521
CEVA Inc *	6,208	348,579
Cloudera Inc *	59,666	726,135
CMC Materials Inc	8,576	1,516,151
Cognyte Software Ltd * (Israel)	18,674	519,324
Cohu Inc	12,101	506,306
CommVault Systems Inc *	12,429	801,670
Computer Programs & Systems Inc	3,328	101,837
Conduent Inc *	47,287	314,931
Cornerstone OnDemand Inc *	18,375	800,782
Corsair Gaming Inc *	6,580	219,048
CSG Systems International Inc	9,980	448,002
CTS Corp	9,585	297,710
Cubic Corp	9,543	711,622
Daily Journal Corp *	386	122,150
Diebold Nixdorf Inc *	20,849	294,596
Digi International Inc *	9,188	174,480
Digimarc Corp *	3,820	113,301
Digital Turbine Inc *	24,948	2,004,821
Diodes Inc *	12,983	1,036,563
Domo Inc ‘B’ *	8,064	453,923
Donnelley Financial Solutions Inc *	8,672	241,342
DSP Group Inc *	7,093	101,075
Ebix Inc	8,028	257,137
eGain Corp *	4,726	44,850
Envestnet Inc *	15,626	1,128,666
Evolent Health Inc ‘A’ *	21,932	443,026
ExlService Holdings Inc *	9,746	878,699
FormFactor Inc *	22,769	1,027,110
Glu Mobile Inc *	44,837	559,566
GSI Technology Inc *	4,773	31,931
GTY Technology Holding Inc *	10,824	69,165
Health Catalyst Inc *	9,657	451,658
IBEX Holdings Ltd *	1,980	43,560
iCAD Inc *	5,753	122,079

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Immersion Corp *	4,219	$40,418
Impinj Inc *	5,263	299,307
Inovalon Holdings Inc ‘A’ *	22,573	649,651
Insight Enterprises Inc *	10,195	972,807
Intellicheck Inc *	5,693	47,707
Intelligent Systems Corp *	2,518	103,011
j2 Global Inc *	12,872	1,542,838
Lattice Semiconductor Corp *	40,245	1,811,830
LivePerson Inc *	18,823	992,725
MACOM Technology Solutions Holdings Inc ‘H’ *	14,009	812,802
ManTech International Corp ‘A’	7,877	684,905
Mastech Digital Inc *	1,374	24,196
MAXIMUS Inc	17,980	1,600,939
MaxLinear Inc *	19,787	674,341
MicroStrategy Inc ‘A’ *	2,168	1,471,638
Mitek Systems Inc *	12,977	189,205
Model N Inc *	10,459	368,471
MTS Systems Corp	5,769	335,756
NantHealth Inc *	9,421	30,241
Neogames SA * (Israel)	1,604	57,375
NetScout Systems Inc *	21,018	591,867
NextGen Healthcare Inc *	16,771	303,555
ON24 Inc *	2,529	122,682
OneSpan Inc *	9,722	238,189
Onto Innovation Inc *	14,380	944,910
Outset Medical Inc *	2,724	148,158
PAE Inc *	16,258	146,647
PAR Technology Corp *	5,733	374,996
Park City Group Inc *	3,696	22,583
Parsons Corp *	6,596	266,742
PDF Solutions Inc *	9,318	165,674
Perspecta Inc	41,007	1,191,253
Photronics Inc *	17,818	229,139
Phreesia Inc *	10,168	529,753
Ping Identity Holding Corp *	11,151	244,541
Pitney Bowes Inc	51,237	422,193
Pixelworks Inc *	13,042	43,169
PlayAGS Inc *	8,680	70,134
Power Integrations Inc	17,416	1,419,056
Progress Software Corp	13,165	580,050
PROS Holdings Inc *	11,587	492,448
QAD Inc ‘A’	3,600	239,688
Qualys Inc *	10,273	1,076,405
Quantum Corp *	13,045	108,665
Rackspace Technology Inc *	10,718	254,874
Rambus Inc *	33,229	645,972
Rapid7 Inc *	15,295	1,141,160
Red Violet Inc *	2,201	40,542
Rimini Street Inc *	6,302	56,529
SailPoint Technologies Holding Inc *	26,147	1,324,084
Sapiens International Corp (Israel)	8,444	268,435
Schrodinger Inc *	8,727	665,783
SeaChange International Inc *	8,162	12,651
SecureWorks Corp ‘A’ *	3,091	41,358
Semtech Corp *	19,130	1,319,970
Silicon Laboratories Inc *	12,816	1,807,953
Simulations Plus Inc	4,480	283,315
SiTime Corp *	3,447	339,874
Smith Micro Software Inc *	7,097	39,069
Sprout Social Inc ‘A’ *	8,544	493,501
SPS Commerce Inc *	10,503	1,043,053
StarTek Inc *	5,184	41,213
Sumo Logic Inc *	4,581	86,398
Super Micro Computer Inc *	12,467	486,961
SVMK Inc *	35,650	653,108
Sykes Enterprises Inc *	11,584	510,623
Synaptics Inc *	10,368	1,404,035
Synchronoss Technologies Inc *	9,411	33,597
Tabula Rasa HealthCare Inc *	6,353	292,556
Telos Corp *	4,824	182,926

	Shares	Value
Tenable Holdings Inc *	20,814	$753,155
The ExOne Co *	3,842	120,485
TTEC Holdings Inc	5,516	554,082
Ultra Clean Holdings Inc *	12,303	714,066
Unisys Corp *	18,075	459,467
Upland Software Inc *	8,046	379,691
Varonis Systems Inc *	30,157	1,548,260
Veeco Instruments Inc *	14,003	290,422
Verint Systems Inc *	19,607	891,922
Veritone Inc *	8,078	193,710
Verra Mobility Corp *	39,351	532,616
Viant Technology Inc ‘A’ *	3,169	167,608
Vocera Communications Inc *	9,609	369,562
Workiva Inc *	11,750	1,037,055
Xperi Holding Corp	31,362	682,751
Yext Inc *	31,681	458,741
Zuora Inc ‘A’ *	30,283	448,188

		83,618,199

Utilities - 2.8%

ALLETE Inc	15,674	1,053,136
Ameresco Inc ‘A’ *	7,496	364,530
American States Water Co	11,058	836,206
Artesian Resources Corp ‘A’	2,171	85,494
Atlantic Power Corp *	27,820	80,400
Avista Corp	20,278	968,274
Black Hills Corp	18,432	1,230,705
Brookfield Infrastructure Corp ‘A’ (Canada)	9,478	723,835
Brookfield Renewable Corp ‘A’	38,058	1,781,091
California Water Service Group	14,453	814,282
Chesapeake Utilities Corp	4,974	577,382
Clearway Energy Inc ‘A’	11,137	295,242
Clearway Energy Inc ‘C’	23,206	653,017
Consolidated Water Co Ltd (Cayman)	5,100	68,595
Evoqua Water Technologies Corp *	34,747	913,846
Genie Energy Ltd ‘B’	4,660	29,544
Global Water Resources Inc	4,109	67,018
MGE Energy Inc	10,651	760,375
Middlesex Water Co	5,101	403,081
New Jersey Resources Corp	28,177	1,123,417
Northwest Natural Holding Co	9,148	493,535
NorthWestern Corp	15,299	997,495
ONE Gas Inc	15,739	1,210,486
Ormat Technologies Inc	12,858	1,009,739
Otter Tail Corp	12,320	568,814
PNM Resources Inc	25,146	1,233,411
Portland General Electric Co	26,263	1,246,705
RGC Resources Inc	2,592	57,490
SJW Group	7,813	492,141
South Jersey Industries Inc	29,227	659,946
Southwest Gas Holdings Inc *	16,777	1,152,748
Spark Energy Inc ‘A’	3,905	41,705
Spire Inc	14,804	1,093,867
The York Water Co	3,613	176,929
Unitil Corp	4,569	208,758
Vidler Water Resources Inc *	6,704	59,666

		23,532,905

Total Common Stocks (Cost $543,546,544)		838,074,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $9,501,225; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $9,691,322)	$9,501,225	$9,501,225

Total Short-Term Investment (Cost $9,501,225)		9,501,225

TOTAL INVESTMENTS - 100.4% (Cost $553,048,212)		847,587,776

DERIVATIVES - (0.1%)		(288,602)

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,703,613)

NET ASSETS - 100.0%		$844,595,561

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $27,070 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/21	105	$11,956,727	$11,668,125	($288,602)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$12,026	$-	$443	$11,583
	Common Stocks
	Basic Materials	29,652,403	29,652,403	-	-
	Communications	34,011,576	34,011,576	-	-
	Consumer, Cyclical	135,178,953	135,178,953	-	-
	Consumer, Non-Cyclical	207,187,202	207,187,202	-	-
	Diversified	58,766	58,766	-	-
	Energy	29,653,552	29,653,552	-	-
	Financial	181,690,036	181,690,036	-	-
	Industrial	113,490,933	113,490,933	-	-
	Technology	83,618,199	83,602,712	-	15,487
	Utilities	23,532,905	23,532,905	-	-

	Total Common Stocks	838,074,525	838,059,038	-	15,487

	Short-Term Investment	9,501,225	-	9,501,225	-

	Total Assets	847,587,776	838,059,038	9,501,668	27,070

Liabilities	Derivatives:
	Equity Contracts
	Futures	(288,602)	(288,602)	-	-

	Total Liabilities	(288,602)	(288,602)	-	-

	Total	$847,299,174	$837,770,436	$9,501,668	$27,070

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 6.7%

AdvanSix Inc *	168,590	$4,521,584
Carpenter Technology Corp	172,952	7,116,975
Commercial Metals Co	270,270	8,335,127
GCP Applied Technologies Inc *	144,173	3,538,005
Innospec Inc	34,300	3,522,267
Orion Engineered Carbons SA * (Germany)	349,463	6,891,410
Schnitzer Steel Industries Inc ‘A’	165,970	6,935,886

		40,861,254

Communications - 3.1%

A10 Networks Inc *	358,464	3,444,839
Casa Systems Inc *	361,781	3,447,773
Criteo SA ADR * (France)	190,691	6,622,699
Houghton Mifflin Harcourt Co *	670,678	5,110,566

		18,625,877

Consumer, Cyclical - 26.1%

Blue Bird Corp *	279,870	7,005,146
Citi Trends Inc	36,476	3,055,959
Dana Inc	254,416	6,189,941
Dine Brands Global Inc	48,304	4,348,809
El Pollo Loco Holdings Inc *	91,107	1,468,645
Foot Locker Inc	136,280	7,665,750
Herman Miller Inc	213,420	8,782,233
Hilton Grand Vacations Inc *	210,800	7,902,892
IMAX Corp *	321,370	6,459,537
KB Home	204,550	9,517,711
Kontoor Brands Inc	165,150	8,014,730
Malibu Boats Inc ‘A’ *	52,388	4,174,276
Oxford Industries Inc	98,832	8,639,893
Papa John’s International Inc	67,661	5,997,471
Regis Corp *	386,843	4,858,748
REV Group Inc	478,754	9,172,927
Ruth’s Hospitality Group Inc *	360,475	8,950,594
Sally Beauty Holdings Inc *	332,710	6,697,452
SkyWest Inc	155,088	8,449,194
Steven Madden Ltd	152,810	5,693,701
Taylor Morrison Home Corp *	267,058	8,228,057
The Goodyear Tire & Rubber Co *	457,110	8,031,423
The Shyft Group Inc	235,138	8,747,134

		158,052,223

Consumer, Non-Cyclical - 6.8%
BrightView Holdings Inc *	77,434	1,306,312
Herc Holdings Inc *	86,130	8,727,553
Korn Ferry	101,250	6,314,962
MEDNAX Inc *	311,830	7,942,310
Nomad Foods Ltd * (United Kingdom)	235,165	6,457,631
The Hain Celestial Group Inc*	139,282	6,072,695
Viad Corp	97,740	4,080,645

		40,902,108

Energy - 4.1%

Cimarex Energy Co	85,520	5,079,033
Dril-Quip Inc *	140,225	4,659,677
Helix Energy Solutions Group Inc *	651,331	3,289,222
HollyFrontier Corp	207,240	7,415,047
MRC Global Inc *	494,075	4,461,497

		24,904,476

Financial - 30.3%

	Shares	Value

1st Source Corp	125,203	$5,957,159
Armada Hoffler Properties Inc REIT	208,163	2,610,364
Associated Banc-Corp	282,563	6,029,894
Bank of Marin Bancorp	90,128	3,529,412
BankUnited Inc	219,253	9,636,169
Carter Bankshares Inc *	187,130	2,612,335
Cousins Properties Inc REIT	124,311	4,394,394
Harborone Bancorp Inc	526,578	7,093,006
Heritage Financial Corp	243,626	6,879,998
Independence Realty Trust Inc REIT	396,573	6,027,910
Independent Bank Group Inc	91,694	6,623,975
Moelis & Co ‘A’	128,031	7,026,341
National Storage Affiliates Trust REIT	117,163	4,678,319
Pacific Premier Bancorp Inc	154,612	6,716,345
Physicians Realty Trust REIT	277,850	4,909,609
Premier Financial Corp	146,460	4,871,260
RLJ Lodging Trust REIT	372,610	5,768,003
Sandy Spring Bancorp Inc	123,119	5,347,058
Selective Insurance Group Inc	82,581	5,990,426
STAG Industrial Inc REIT	173,458	5,829,923
Sterling Bancorp	352,876	8,123,205
Stifel Financial Corp	141,460	9,061,928
Synovus Financial Corp	190,083	8,696,297
Texas Capital Bancshares Inc *	128,049	9,081,235
The Hanover Insurance Group Inc	42,550	5,508,523
TriCo Bancshares	153,507	7,271,627
Umpqua Holdings Corp	353,454	6,203,118
Webster Financial Corp	152,919	8,427,366
WSFS Financial Corp	167,487	8,339,178

		183,244,377

Industrial - 15.0%

AAR Corp	135,559	5,646,032
ArcBest Corp	88,190	6,205,930
Belden Inc	123,801	5,493,050
Cactus Inc ‘A’	224,150	6,863,473
Crane Co	58,952	5,536,182
GATX Corp	67,630	6,272,006
Graphic Packaging Holding Co	271,230	4,925,537
Hillenbrand Inc	129,860	6,195,621
Kennametal Inc	211,231	8,442,903
Masonite International Corp *	64,129	7,390,226
Regal Beloit Corp	52,598	7,504,683
Terex Corp	189,826	8,745,284
Trinseo SA	87,430	5,566,668
Welbilt Inc *	378,870	6,156,638

		90,944,233

Technology - 3.9%

CommVault Systems Inc *	80,933	5,220,179
Kulicke & Soffa Industries Inc (Singapore)	98,968	4,860,319
MagnaChip Semiconductor Corp * (South Korea)	235,797	5,871,345
NCR Corp *	84,213	3,195,883
NetScout Systems Inc *	1,163	32,750
Unisys Corp *	167,172	4,249,512

		23,429,988

Utilities - 1.9%

IDACORP Inc	51,900	5,188,443
Southwest Gas Holdings Inc *	94,870	6,518,518

		11,706,961

Total Common Stocks (Cost $498,966,802)		592,671,497

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $12,506,126; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $12,756,343)	$12,506,126	$12,506,126

Total Short-Term Investment (Cost $12,506,126)		12,506,126

TOTAL INVESTMENTS - 100.0% (Cost $511,472,928)		605,177,623

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(231,953)

NET ASSETS - 100.0%		$604,945,670

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$592,671,497	$592,671,497	$-	$-
	Short-Term Investment	12,506,126	-	12,506,126	-

	Total	$605,177,623	$592,671,497	$12,506,126	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.9%

Basic Materials - 0.9%
Mondi PLC (United Kingdom)	392,654	$10,010,035

Communications - 8.2%

Cisco Systems Inc	645,608	33,384,390
F5 Networks Inc *	36,041	7,518,873
The Walt Disney Co *	68,951	12,722,839
Verizon Communications Inc	715,250	41,591,787

		95,217,889

Consumer, Cyclical - 5.4%

Advance Auto Parts Inc	90,589	16,622,176
Dollar Tree Inc *	145,876	16,696,967
Honda Motor Co Ltd ADR (Japan)	275,503	8,320,190
Southwest Airlines Co	97,158	5,932,467
Walmart Inc	112,819	15,324,205

		62,896,005

Consumer, Non-Cyclical - 31.4%

Automatic Data Processing Inc	61,246	11,543,034
Becton Dickinson and Co	73,374	17,840,888
Cigna Corp	44,498	10,756,947
Colgate-Palmolive Co	121,904	9,609,692
Conagra Brands Inc	258,571	9,722,270
CVS Health Corp	138,249	10,400,472
Danone SA (France)	85,284	5,837,523
Johnson & Johnson	315,706	51,886,281
Kimberly-Clark Corp	68,669	9,548,424
Koninklijke Ahold Delhaize NV (Netherlands)	325,770	9,086,652
McKesson Corp	62,715	12,231,934
Medtronic PLC	416,265	49,173,385
Merck & Co Inc	254,484	19,618,172
Mondelez International Inc ‘A’	345,291	20,209,882
PepsiCo Inc	129,627	18,335,739
Pfizer Inc	241,212	8,739,111
Quest Diagnostics Inc	71,116	9,127,027
Roche Holding AG (Switzerland)	36,389	11,787,966
The Procter & Gamble Co	66,324	8,982,259
Unilever PLC ADR (United Kingdom)	577,171	32,223,457
Universal Health Services Inc ‘B’	101,862	13,587,372
Zimmer Biomet Holdings Inc	91,676	14,675,494

		364,923,981

Energy - 5.5%

Chevron Corp	279,195	29,256,844
ConocoPhillips	331,254	17,546,524
TOTAL SE ADR (France)	375,183	17,461,017

		64,264,385

Financial - 23.5%

Aflac Inc	397,613	20,349,833
Ameriprise Financial Inc	45,622	10,604,834
Berkshire Hathaway Inc ‘B’ *	197,218	50,383,283
Chubb Ltd	113,881	17,989,782
Healthpeak Properties Inc REIT	417,028	13,236,469
JPMorgan Chase & Co	230,818	35,137,424
MetLife Inc	179,527	10,913,446
Northern Trust Corp	129,558	13,617,841
The Bank of New York Mellon Corp	851,262	40,256,180
Truist Financial Corp	456,044	26,596,486
US Bancorp	479,293	26,509,696

	Shares	Value
Weyerhaeuser Co REIT	220,527	$7,850,761

		273,446,035

Industrial - 13.7%

Emerson Electric Co	363,824	32,824,201
General Dynamics Corp	85,267	15,481,077
Johnson Controls International PLC	197,381	11,777,724
Martin Marietta Materials Inc	24,344	8,175,202
Norfolk Southern Corp	44,647	11,988,612
nVent Electric PLC	321,344	8,968,711
Raytheon Technologies Corp	243,674	18,828,690
Republic Services Inc	128,440	12,760,514
Siemens AG (Germany)	112,067	18,413,895
Sonoco Products Co	180,797	11,444,450
TE Connectivity Ltd	68,267	8,813,952

		159,477,028

Technology - 5.0%

Cerner Corp	246,443	17,714,323
Intel Corp	91,147	5,833,408
Oracle Corp	244,620	17,164,985
Texas Instruments Inc	92,537	17,488,568

		58,201,284

Utilities - 5.3%

Duke Energy Corp	139,848	13,499,528
Eversource Energy	112,115	9,708,038
Pinnacle West Capital Corp	272,238	22,146,561
Xcel Energy Inc	237,787	15,815,213

		61,169,340

Total Common Stocks (Cost $1,031,797,259)		1,149,605,982

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $10,522,391; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $10,732,845)	$10,522,391	10,522,391

Total Short-Term Investment (Cost $10,522,391)		10,522,391

TOTAL INVESTMENTS - 99.8% (Cost $1,042,319,650)		1,160,128,373

DERIVATIVES - 0.1%		1,370,655

OTHER ASSETS & LIABILITIES, NET - 0.1%		665,581

NET ASSETS - 100.0%		$1,162,164,609

Notes to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
JPY	74,120,709	USD	681,862	06/21	BOA	$-	($11,876)
USD	10,168,738	CHF	9,418,383	06/21	MSC	180,458	-
USD	43,475,861	EUR	36,365,129	06/21	CSF	753,282	-
USD	36,321,379	GBP	26,102,186	06/21	JPM	327,296	-
USD	181,782	JPY	20,128,332	06/21	BOA	-	(161)
USD	7,693,350	JPY	837,658,310	06/21	BOA	121,656	-

Total Forward Foreign Currency Contracts						$1,382,692	($12,037)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)

Fair Value Measurements The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$10,010,035	$-	$10,010,035	$-
	Communications	95,217,889	95,217,889	-	-
	Consumer, Cyclical	62,896,005	62,896,005	-	-
	Consumer, Non-Cyclical	364,923,981	338,211,840	26,712,141	-
	Energy	64,264,385	64,264,385	-	-
	Financial	273,446,035	273,446,035	-	-
	Industrial	159,477,028	141,063,133	18,413,895	-
	Technology	58,201,284	58,201,284	-	-
	Utilities	61,169,340	61,169,340	-	-

	Total Common Stocks	1,149,605,982	1,094,469,911	55,136,071	-

	Short-Term Investment	10,522,391	-	10,522,391	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,382,692	-	1,382,692	-

	Total Assets	1,161,511,065	1,094,469,911	67,041,154	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,037)	-	(12,037)	-

	Total Liabilities	(12,037)	-	(12,037)	-

	Total	$1,161,499,028	$1,094,469,911	$67,029,117	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.1%

Communications - 8.0%

Alphabet Inc ‘C’ *	4,229	$8,748,236
Booking Holdings Inc *	2,357	5,491,433
Charter Communications Inc ‘A’ *	14,746	9,098,577
Cisco Systems Inc	107,541	5,560,945
CommScope Holding Co Inc*	457,339	7,024,727
Discovery Inc ‘C’ *	16,945	625,101
DISH Network Corp ‘A’ *	199,837	7,234,099
Liberty Media Corp-Liberty SiriusXM ‘C’ *	141,741	6,252,196
Nexstar Media Group Inc ‘A’	48,668	6,834,447
T-Mobile US Inc*	59,848	7,498,356
Verizon Communications Inc	291,453	16,947,992

		81,316,109

Consumer, Cyclical - 8.6%

AutoZone Inc *	11,205	15,735,181
Best Buy Co Inc	75,097	8,621,887
Columbia Sportswear Co	55,381	5,849,895
Dollar General Corp	21,902	4,437,783
Kohl’s Corp	65,058	3,878,107
Las Vegas Sands Corp	105,952	6,437,644
Mohawk Industries Inc *	44,164	8,493,179
Murphy USA Inc	55,714	8,054,016
Newell Brands Inc	284,497	7,618,830
Ralph Lauren Corp	52,675	6,487,453
The Gap Inc *	170,421	5,075,137
The Home Depot Inc	21,299	6,501,520

		87,190,632

Consumer, Non-Cyclical - 16.6%

AbbVie Inc	165,560	17,916,903
AmerisourceBergen Corp	58,852	6,948,656
Amgen Inc	10,961	2,727,206
Biogen Inc *	9,599	2,685,320
Bristol-Myers Squibb Co	245,304	15,486,042
Cigna Corp	16,812	4,064,133
Constellation Brands Inc ‘A’	12,982	2,959,896
Coty Inc ‘A’	489,647	4,411,720
CVS Health Corp	98,144	7,383,373
HCA Healthcare Inc	25,494	4,801,540
Johnson & Johnson	100,177	16,464,090
Keurig Dr Pepper Inc	159,716	5,489,439
Medtronic PLC	79,029	9,335,696
Merck & Co Inc	73,642	5,677,062
Pfizer Inc	167,348	6,063,018
Philip Morris International Inc	68,961	6,119,599
Post Holdings Inc *	89,687	9,481,710
Regeneron Pharmaceuticals Inc *	6,046	2,860,604
Sysco Corp	76,479	6,021,956
The Kraft Heinz Co	154,390	6,175,600
The Procter & Gamble Co	89,197	12,079,950
UnitedHealth Group Inc	26,663	9,920,502
Viatris Inc *	248,319	3,469,016

		168,543,031

Energy - 6.2%

Cabot Oil & Gas Corp	174,500	3,277,110
Chevron Corp	90,949	9,530,546
ConocoPhillips	257,535	13,641,629
Diamondback Energy Inc	44,001	3,233,633
Equitrans Midstream Corp	272,508	2,223,665
Kinder Morgan Inc	539,141	8,976,698
Marathon Petroleum Corp	149,000	7,970,010
Phillips 66	91,453	7,457,078

	Shares	Value
The Williams Cos Inc	285,432	$6,761,884

		63,072,253

Financial - 38.0%

Alleghany Corp *	9,183	5,751,221
American Express Co	69,852	9,879,867
American Homes 4 Rent ‘A’ REIT	212,621	7,088,784
American International Group Inc	84,285	3,894,810
AvalonBay Communities Inc REIT	10,913	2,013,558
Bank of America Corp	1,019,165	39,431,494
Berkshire Hathaway Inc ‘B’ *	95,872	24,492,420
Brixmor Property Group Inc REIT	348,022	7,040,485
Brookfield Asset Management Inc ‘A’ (Canada)	61,656	2,743,692
Capital One Financial Corp	142,788	18,166,917
CBRE Group Inc ‘A’ *	129,160	10,217,848
Chubb Ltd	54,818	8,659,599
Citigroup Inc	140,420	10,215,555
Citizens Financial Group Inc	292,624	12,919,350
CNA Financial Corp	62,726	2,799,461
EastGroup Properties Inc REIT	36,668	5,253,791
Fairfax Financial Holdings Ltd (Canada)	15,566	6,776,502
Federal Realty Investment Trust REIT	54,628	5,542,011
Invesco Ltd	120,078	3,028,367
Kimco Realty Corp REIT	396,301	7,430,644
Lamar Advertising Co ‘A’ REIT	17,745	1,666,610
Loews Corp	321,685	16,496,007
M&T Bank Corp	72,793	11,036,147
Marsh & McLennan Cos Inc	45,760	5,573,568
Mid-America Apartment Communities Inc REIT	60,727	8,766,550
Morgan Stanley	146,944	11,411,671
Northern Trust Corp	75,458	7,931,390
Public Storage REIT	42,851	10,573,913
Rayonier Inc REIT	235,103	7,582,072
T Rowe Price Group Inc	41,185	7,067,346
The Charles Schwab Corp	162,449	10,588,426
The Hartford Financial Services Group Inc	143,100	9,557,649
The PNC Financial Services Group Inc	74,041	12,987,532
The Progressive Corp	47,173	4,510,210
The Travelers Cos Inc	111,746	16,806,598
Truist Financial Corp	235,757	13,749,348
US Bancorp	179,722	9,940,424
Wells Fargo & Co	435,347	17,009,007
Welltower Inc REIT	34,911	2,500,675
Weyerhaeuser Co REIT	170,955	6,085,998

		385,187,517

Industrial - 13.5%

Arrow Electronics Inc *	46,616	5,165,985
Ball Corp	44,255	3,750,169
Carlisle Cos Inc	38,397	6,319,378
Dover Corp	96,955	13,295,439
Energizer Holdings Inc	157,013	7,451,837
Fortune Brands Home & Security Inc	19,055	1,825,850
General Dynamics Corp	39,764	7,219,552
Graphic Packaging Holding Co	423,902	7,698,060
Honeywell International Inc	44,830	9,731,248
Illinois Tool Works Inc	9,076	2,010,515
ITT Inc	81,311	7,391,983
Martin Marietta Materials Inc	33,858	11,370,194
Northrop Grumman Corp	21,846	7,070,239
Otis Worldwide Corp	34,989	2,394,997
Packaging Corp of America	58,258	7,834,536
Raytheon Technologies Corp	146,669	11,333,114
Stanley Black & Decker Inc	31,612	6,311,968
SYNNEX Corp	27,729	3,184,398
The Middleby Corp *	30,037	4,978,633
Trane Technologies PLC	18,403	3,046,801
Westrock Co	147,871	7,696,686

		137,081,582

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value

Technology - 3.2%

Analog Devices Inc	63,403	$9,832,537
International Business Machines Corp	32,519	4,333,482
Leidos Holdings Inc	16,058	1,546,064
Microsoft Corp	20,263	4,777,408
Texas Instruments Inc	60,969	11,522,531

		32,012,022

Utilities - 4.0%

American Electric Power Co Inc	124,826	10,572,762
Edison International	76,754	4,497,785
Entergy Corp	44,445	4,420,944
NextEra Energy Inc	116,550	8,812,346
Xcel Energy Inc	178,185	11,851,084

		40,154,921

Total Common Stocks (Cost $694,225,623)		994,558,067

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $19,378,657; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $19,766,316)	$19,378,657	19,378,657

Total Short-Term Investment (Cost $19,378,657)		19,378,657

TOTAL INVESTMENTS - 100.0% (Cost $713,604,280)		1,013,936,724

OTHER ASSETS & LIABILITIES, NET - 0.0%		240,120

NET ASSETS - 100.0%		$1,014,176,844

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$994,558,067	$994,558,067	$-	$-
	Short-Term Investment	19,378,657	-	19,378,657	-

	Total	$1,013,936,724	$994,558,067	$19,378,657	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23*	535,142	$203,831

Total Warrants (Cost $0)		203,831

PREFERRED STOCKS - 1.8%

Brazil - 1.8%

Banco Bradesco SA	1,827,200	8,690,209
Lojas Americanas SA	4,371,125	17,364,440

		26,054,649

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22 *	6,640,063	172,555

Total Preferred Stocks (Cost $31,818,192)		26,227,204

COMMON STOCKS - 97.1%

Brazil - 4.0%

Ambev SA	2,584,051	7,019,470
B3 SA—Brasil Bolsa Balcao	1,281,412	12,434,727
Pagseguro Digital Ltd ‘A’ *	115,460	5,345,798
Vale SA ADR	2,072,106	36,013,202

		60,813,197

Chile - 0.9%

Falabella SA	3,022,905	13,729,417

China - 34.4%

Alibaba Group Holding Ltd*	14,100	400,618
Alibaba Group Holding Ltd ADR *	191,786	43,483,640
Baidu Inc ADR *	18,379	3,998,351
BeiGene Ltd ADR *	49,161	17,111,961
Blue Moon Group Holdings Ltd * ~	1,708,835	2,467,031
Budweiser Brewing Co APAC Ltd ~	3,217,300	9,630,560
Contemporary Amperex Technology Co Ltd ‘A’	32,600	1,620,301
Gree Electric Appliances Inc of Zhuhai ‘A’	630,600	6,050,507
Hansoh Pharmaceutical Group Co Ltd * ~	578,000	2,772,666
Huazhu Group Ltd ADR *	997,921	54,785,863
Innovent Biologics Inc * ~	668,000	6,831,778
JD.com Inc ADR *	149,052	12,569,555
Jiangsu Hengrui Medicine Co Ltd ‘A’	1,308,171	18,470,331
Kuaishou Technology * Ω ±	420,700	13,880,648
Meituan ‘B’ * ~	587,000	22,907,199
NetEase Inc ADR	167,718	17,318,561
New Horizon Health Ltd * ~	330,500	2,474,254
New Oriental Education & Technology Group Inc ADR *	1,061,479	14,860,706
OneConnect Financial Technology Co Ltd ADR *	517,169	7,643,758
Pinduoduo Inc ADR *	107,078	14,335,603
Ping An Insurance Group Co of China Ltd ‘A’	2,749,829	33,111,989
Remegen Co Ltd * ~	161,099	2,015,208
TAL Education Group ADR *	45,397	2,444,628
Tencent Holdings Ltd	1,268,525	101,237,829
Tencent Music Entertainment Group ADR *	147,883	3,030,123
Wuxi Biologics Cayman Inc * ~	1,707,500	21,532,847

	Shares	Value
Yum China Holdings Inc	860,475	$50,948,725
ZTO Express Cayman Inc*	70,027	1,990,792
ZTO Express Cayman Inc ADR	1,059,573	30,886,553

		520,812,585

Colombia - 0.4%

Grupo Aval Acciones y Valores SA ADR	878,455	5,463,990

Egypt - 0.6%

Commercial International Bank Egypt SAE	2,578,076	9,479,829

France - 5.2%

Kering SA	87,457	60,350,338
LVMH Moet Hennessy Louis Vuitton SE	1,024	683,982
Pernod Ricard SA	91,410	17,110,049

		78,144,369

Hong Kong - 4.3%

AIA Group Ltd	4,785,618	58,560,486
Jardine Strategic Holdings Ltd (XSES)	219,851	7,264,148

		65,824,634

India - 14.3%

Godrej Properties Ltd*	197,102	3,803,803
Havells India Ltd	104,270	1,501,716
HDFC Bank Ltd*	414,913	8,493,161
Housing Development Finance Corp Ltd	2,206,570	75,816,262
Infosys Ltd	1,082,501	20,312,253
Kotak Mahindra Bank Ltd*	2,109,194	50,799,885
Oberoi Realty Ltd*	818,421	6,457,386
Tata Consultancy Services Ltd	924,169	40,267,767
Zee Entertainment Enterprises Ltd	3,152,389	8,800,590

		216,252,823

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	4,869,500	10,428,507
P.T. Bank Rakyat Indonesia Persero Tbk*	2,571,400	780,122
P.T. Indocement Tunggal Prakarsa Tbk	3,384,581	2,856,845
P.T. Semen Indonesia Persero Tbk	2,973,000	2,135,555

		16,201,029

Italy - 1.6%

Moncler SPA*	42,500	2,433,922
PRADA SPA*	3,417,800	21,378,277

		23,812,199

Mexico - 6.0%

Alsea SAB de CV*	2,336,685	3,461,671
Fomento Economico Mexicano SAB de CV	3,019,657	22,764,693
Fomento Economico Mexicano SAB de CV ADR	68,793	5,182,177
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	389,962	6,926,192
Grupo Mexico SAB de CV ‘B’	7,221,890	37,968,849
Wal-Mart de Mexico SAB de CV	4,619,107	14,569,526

		90,873,108

Peru - 0.6%

Credicorp Ltd	69,407	9,478,914

Philippines - 2.2%

Ayala Land Inc	15,110,900	10,714,477
SM Investments Corp	887,819	17,583,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
SM Prime Holdings Inc	7,825,687	$5,650,336

		33,947,845

Poland - 0.2%

InPost SA*	177,192	2,902,038

Russia - 8.0%

Novatek PJSC GDR (LI) ~	304,269	60,075,516
Polyus PJSC*	43,096	7,973,818
Polyus PJSC GDR ~	41,423	3,835,339
Sberbank of Russia PJSC	841,929	3,230,409
Yandex NV ‘A’ *	707,952	45,351,405

		120,466,487

South Africa - 0.6%

FirstRand Ltd	2,650,300	9,262,027

South Korea - 2.1%

Samsung Biologics Co Ltd * ~	33,753	22,465,641
Samsung Electronics Co Ltd	131,371	9,503,986

		31,969,627

Switzerland - 1.8%

Cie Financiere Richemont SA	287,865	27,641,748

Taiwan - 8.1%

Taiwan Semiconductor Manufacturing Co Ltd	5,812,376	122,403,950

Turkey - 0.3%

Akbank T.A.S.	7,528,553	4,296,216

United Kingdom - 0.4%

Prudential PLC	285,942	6,091,285

Total Common Stocks (Cost $1,057,127,263)		1,469,867,317

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $21,615,235; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $22,047,547)	$21,615,235	21,615,235

Value
Total Short-Term Investment (Cost $21,615,235)	$21,615,235

TOTAL INVESTMENTS - 100.3% (Cost $1,110,560,690)	1,517,913,587

OTHER ASSETS & LIABILITIES, NET - (0.3%)	(4,421,990)

NET ASSETS - 100.0%	$1,513,491,597

Note to Schedule of Investments

(a)

An Investment with a value of $13,880,648 or 0.9% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$203,831	$203,831	$-	$-
	Preferred Stocks	26,227,204	26,227,204	-	-
	Common Stocks
	Brazil	60,813,197	60,813,197	-	-
	Chile	13,729,417	-	13,729,417	-
	China	520,812,585	275,892,281	231,039,656	13,880,648
	Colombia	5,463,990	5,463,990	-	-
	Egypt	9,479,829	-	9,479,829	-
	France	78,144,369	-	78,144,369	-
	Hong Kong	65,824,634	-	65,824,634	-
	India	216,252,823	-	216,252,823	-
	Indonesia	16,201,029	-	16,201,029	-
	Italy	23,812,199	-	23,812,199	-
	Mexico	90,873,108	90,873,108	-	-
	Peru	9,478,914	9,478,914	-	-
	Philippines	33,947,845	-	33,947,845	-
	Poland	2,902,038	2,902,038	-	-
	Russia	120,466,487	63,612,452	56,854,035	-
	South Africa	9,262,027	-	9,262,027	-
	South Korea	31,969,627	-	31,969,627	-
	Switzerland	27,641,748	-	27,641,748	-
	Taiwan	122,403,950	-	122,403,950	-
	Turkey	4,296,216	-	4,296,216	-
	United Kingdom	6,091,285	-	6,091,285	-

	Total Common Stocks	1,469,867,317	509,035,980	946,950,689	13,880,648

	Short-Term Investment	21,615,235	-	21,615,235	-

	Total	$1,517,913,587	$535,467,015	$968,565,924	$13,880,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.8%

Australia - 1.1%
Rio Tinto PLC	232,617	$17,745,903

Belgium - 0.9%
KBC Group NV*	209,046	15,210,484

Brazil - 0.3%
Ambev SA ADR	1,705,924	4,674,232

Canada - 3.5%
Canadian National Railway Co	291,311	33,786,250
Intact Financial Corp	62,727	7,686,765
Suncor Energy Inc	422,602	8,834,053
The Toronto-Dominion Bank	116,374	7,589,730

		57,896,798

China - 2.1%
NetEase Inc	331,700	6,820,723
Tencent Holdings Ltd	181,100	14,453,141
Yum China Holdings Inc	235,482	13,942,889

		35,216,753

Denmark - 2.5%
Carlsberg AS ‘B’	77,859	11,940,421
Novo Nordisk AS ‘B’	436,215	29,393,740

		41,334,161

France - 18.0%
Air Liquide SA	276,740	45,184,979
Capgemini SE	188,792	32,099,718
Cie Generale des Etablissements Michelin SCA	49,506	7,414,521
Danone SA	169,243	11,584,352
Dassault Systemes SE	53,498	11,434,597
Engie SA*	1,052,183	14,946,590
EssilorLuxottica SA	117,917	19,209,493
L’Oreal SA	49,424	18,933,407
Legrand SA	167,553	15,567,024
LVMH Moet Hennessy Louis Vuitton SE	59,155	39,512,643
Pernod Ricard SA	142,055	26,589,738
Schneider Electric SE	346,361	52,762,947

		295,240,009

Germany - 8.7%
Bayer AG	366,574	23,230,866
Beiersdorf AG	253,505	26,785,568
Deutsche Boerse AG	155,240	25,796,039
Merck KGaA	135,736	23,218,191
MTU Aero Engines AG	37,830	8,911,476
SAP SE	279,173	34,242,413

		142,184,553

Hong Kong - 2.8%
AIA Group Ltd	3,706,551	45,356,196

India - 2.8%
HDFC Bank Ltd*	362,357	7,417,353
Housing Development Finance Corp Ltd	452,028	15,531,379

	Shares	Value
Tata Consultancy Services Ltd	526,712	$22,949,824

		45,898,556

Ireland - 1.2%
Ryanair Holdings PLC ADR *	172,505	19,838,075

Israel - 1.1%
Check Point Software Technologies Ltd*	159,273	17,833,798

Italy - 1.6%
Eni SPA	787,754	9,706,863
Intesa Sanpaolo SPA*	6,258,383	16,957,536

		26,664,399

Japan - 16.1%
Daikin Industries Ltd	164,200	33,194,446
Denso Corp	203,000	13,532,815
Hitachi Ltd	683,100	30,963,799
Hoya Corp	271,500	31,954,667
Japan Tobacco Inc	635,500	12,208,211
Koito Manufacturing Co Ltd	199,300	13,409,328
Kose Corp	69,400	9,836,035
Kubota Corp	1,167,600	26,635,244
Kyocera Corp	300,900	19,146,240
Olympus Corp	1,172,600	24,324,286
Shin-Etsu Chemical Co Ltd	64,000	10,841,621
SMC Corp	26,100	15,200,117
Terumo Corp	638,500	23,106,232

		264,353,041

Netherlands - 5.9%
Akzo Nobel NV	222,268	24,815,290
ING Groep NV	1,758,049	21,472,953
Koninklijke Philips NV*	507,459	28,938,025
Randstad NV	243,914	17,121,522
Wolters Kluwer NV	61,103	5,307,090

		97,654,880

Portugal - 0.7%
Galp Energia SGPS SA	933,347	10,819,588

Singapore - 1.1%
DBS Group Holdings Ltd	848,514	18,193,311

Spain - 1.1%
Amadeus IT Group SA*	261,786	18,646,515

Sweden - 0.8%
Essity AB ‘B’	394,116	12,456,093

Switzerland - 13.8%
Cie Financiere Richemont SA	206,301	19,809,703
Julius Baer Group Ltd	214,330	13,696,429
Nestle SA	523,558	58,364,356
Novartis AG	279,406	23,883,810
Roche Holding AG	143,012	46,327,752
Sika AG	52,760	15,086,950
UBS Group AG (XVTX)	1,770,857	27,397,774
Zurich Insurance Group AG	53,239	22,661,252

		227,228,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	255,175	$30,182,099

United Kingdom - 10.0%

Compass Group PLC*	987,020	19,941,509
Diageo PLC	613,816	25,216,459
Experian PLC	616,038	21,223,097
Linde PLC	70,005	19,636,684
Reckitt Benckiser Group PLC	197,975	17,720,791
RELX PLC	982,509	24,647,327
Rolls-Royce Holdings PLC*	7,653,601	11,114,569
Smiths Group PLC	483,100	10,234,199
Tesco PLC	4,727,280	14,925,094

		164,659,729

United States - 0.9%

QIAGEN NV*	291,439	14,105,363

Total Common Stocks (Cost $1,271,745,165)		1,623,392,562

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $12,965,015; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $13,224,376)	$12,965,015	12,965,015

Total Short-Term Investment (Cost $12,965,015)		12,965,015

TOTAL INVESTMENTS - 99.6% (Cost $1,284,710,180)		1,636,357,577

OTHER ASSETS & LIABILITIES, NET - 0.4%		7,206,149

NET ASSETS - 100.0%		$1,643,563,726

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$17,745,903	$-	$17,745,903	$-
	Belgium	15,210,484	-	15,210,484	-
	Brazil	4,674,232	4,674,232	-	-
	Canada	57,896,798	57,896,798	-	-
	China	35,216,753	13,942,889	21,273,864	-
	Denmark	41,334,161	-	41,334,161	-
	France	295,240,009	-	295,240,009	-
	Germany	142,184,553	-	142,184,553	-
	Hong Kong	45,356,196	-	45,356,196	-
	India	45,898,556	-	45,898,556	-
	Ireland	19,838,075	19,838,075	-	-
	Israel	17,833,798	17,833,798	-	-
	Italy	26,664,399	-	26,664,399	-
	Japan	264,353,041	-	264,353,041	-
	Netherlands	97,654,880	-	97,654,880	-
	Portugal	10,819,588	-	10,819,588	-
	Singapore	18,193,311	-	18,193,311	-
	Spain	18,646,515	-	18,646,515	-
	Sweden	12,456,093	-	12,456,093	-
	Switzerland	227,228,026	-	227,228,026	-
	Taiwan	30,182,099	30,182,099	-	-
	United Kingdom	164,659,729	-	164,659,729	-
	United States	14,105,363	-	14,105,363	-

	Total Common Stocks	1,623,392,562	144,367,891	1,479,024,671	-

	Short-Term Investment	12,965,015	-	12,965,015	-

	Total	$1,636,357,577	$144,367,891	$1,491,989,686	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Draegerwerk AG & Co KGaA	7,000	$563,130

Total Preferred Stocks (Cost $671,051)		563,130

COMMON STOCKS - 98.7%

Australia - 2.0%
Asaleo Care Ltd	700,000	744,359
Austal Ltd	310,000	529,364
Codan Ltd	110,000	1,293,628
GrainCorp Ltd ‘A’	224,376	897,551
Growthpoint Properties Australia Ltd REIT	250,000	661,624
McMillan Shakespeare Ltd	150,000	1,246,863

		5,373,389

Austria - 0.8%

BAWAG Group AG ~	18,897	974,725
Wienerberger AG	29,215	1,068,147

		2,042,872

Belgium - 0.9%

Bekaert SA	28,000	1,170,828
bpost SA*	39,896	381,042
D’ieteren SA	10,000	977,899

		2,529,769

Canada - 11.3%

Alaris Equity Partners Income	55,300	699,666
ARC Resources Ltd	130,000	798,599
AutoCanada Inc	50,000	1,217,474
Canadian Solar Inc*	17,000	843,710
Celestica Inc*	100,000	835,522
CI Financial Corp	50,000	722,129
Corus Entertainment Inc ‘B’	184,800	841,136
Crescent Point Energy Corp (TSE)	192,500	802,658
CT Real Estate Investment Trust REIT	60,800	791,024
Dream Office Real Estate Investment Trust REIT	44,500	749,280
Dundee Precious Metals Inc	168,400	1,027,793
Empire Co Ltd ‘A’	43,900	1,368,666
Enerplus Corp (TSE)	125,000	627,636
Extendicare Inc	86,300	528,774
Finning International Inc	35,000	890,109
HEXO Corp*	100,000	646,137
Home Capital Group Inc*	30,000	735,975
Linamar Corp	18,000	1,061,208
Martinrea International Inc	92,900	907,045
Medical Facilities Corp	253,600	1,469,092
New Gold Inc*	708,200	1,093,266
Parex Resources Inc*	69,500	1,239,353
Polaris Infrastructure Inc	90,800	1,546,208
Precision Drilling Corp*	12,410	268,108
Real Matters Inc*	79,700	906,907
Sagen MI Canada Inc	20,000	691,494
Seven Generations Energy Ltd ‘A’ *	115,500	781,213
ShawCor Ltd*	150,000	633,803
TFI International Inc	25,000	1,873,956
The North West Co Inc	30,000	871,568
Torex Gold Resources Inc*	66,800	843,571
Trican Well Service Ltd*	305,900	503,870
Uni-Select Inc	106,800	770,809

	Shares	Value
Western Forest Products Inc	318,300	$458,441
Westshore Terminals Investment Corp	28,267	436,365

		30,482,565

China - 1.2%

Gemdale Properties & Investment Corp Ltd	9,999,646	1,522,610
Greenland Hong Kong Holdings Ltd	2,300,000	833,131
S-Enjoy Service Group Co Ltd*	288,000	886,875

		3,242,616

Denmark - 2.8%

Norden AS	35,642	825,327
Pandora AS	22,000	2,352,886
Royal Unibrew AS	13,925	1,455,631
SimCorp AS	10,292	1,274,318
Spar Nord Bank AS*	96,488	1,029,793
Sydbank AS	25,000	673,542

		7,611,497

Finland - 1.5%

Tokmanni Group Corp	50,000	1,171,798
Uponor OYJ	66,176	1,468,813
Valmet OYJ	40,408	1,471,284

		4,111,895

France - 4.7%

Atos SE*	18,609	1,450,847
Biophytis SA*	500,000	641,467
Criteo SA ADR *	40,000	1,389,200
Elior Group SA ~	55,000	407,576
Eutelsat Communications SA	34,028	413,957
IPSOS	20,000	754,557
Mercialys SA REIT	91,651	1,009,136
Metropole Television SA*	42,000	896,952
Natixis SA*	213,301	1,019,549
Nexity SA	15,000	739,219
Rexel SA*	69,000	1,365,795
SCOR SE*	30,000	1,021,890
Trigano SA	8,000	1,495,276

		12,605,421

Georgia - 0.2%

Bank of Georgia Group PLC*	26,000	394,269

Germany - 5.3%

Bechtle AG	6,374	1,195,734
Brenntag SE	27,000	2,306,581
Cewe Stiftung & Co KGAA	5,000	705,965
Covestro AG ~	15,000	1,009,212
Deutsche Pfandbriefbank AG * ~	68,346	796,119
GEA Group AG	35,000	1,435,551
HelloFresh SE*	27,000	2,011,712
InflaRx NV*	81,600	318,240
JOST Werke AG * ~	21,000	1,327,797
LANXESS AG	18,000	1,328,486
Salzgitter AG*	30,000	936,831
Talanx AG*	17,641	747,956

		14,120,184

Hong Kong - 2.3%

Dah Sing Financial Holdings Ltd	105,200	347,112
Hutchison Port Holdings Trust	2,500,000	564,060
Hysan Development Co Ltd	128,000	500,884
K Wah International Holdings Ltd	1,338,000	695,117
Kerry Properties Ltd	255,000	824,680
Luk Fook Holdings International Ltd	172,000	474,412
PAX Global Technology Ltd	1,245,000	1,347,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Stella International Holdings Ltd	255,000	$322,534
Swire Pacific Ltd ‘A’	160,000	1,205,276

		6,281,584

India - 0.4%

Fly Leasing Ltd ADR *	62,000	1,044,700

Indonesia - 0.2%

Golden Agri-Resources Ltd	3,000,000	469,938

Ireland - 0.5%

Hibernia REIT PLC REIT	530,000	686,170
ICON PLC*	3,928	771,342

		1,457,512

Israel - 0.9%

Bezeq The Israeli Telecommunication Corp Ltd*	800,000	856,691
Gazit-Globe Ltd	68,032	470,267
Plus500 Ltd	61,988	1,196,584

		2,523,542

Italy - 2.7%

Azimut Holding SPA	42,000	956,765
Banca IFIS SPA*	53,387	704,371
Banca Sistema SPA * ~	300,000	763,149
BFF Bank SpA * ~	126,270	927,853
Esprinet SPA*	105,000	1,323,821
Reply SPA	9,804	1,240,745
Sesa SPA*	10,000	1,221,375

		7,138,079

Ivory Coast - 0.3%

Endeavour Mining Corp	35,550	716,545

Japan - 21.1%

Altech Corp	39,000	774,430
Aozora Bank Ltd	37,400	857,536
ASKUL Corp	20,000	765,887
Capcom Co Ltd	24,000	780,744
Cawachi Ltd	37,000	963,962
CTS Co Ltd	48,600	376,377
Cybernet Systems Co Ltd	97,600	775,937
Dip Corp	34,400	905,019
Doshisha Co Ltd	38,000	643,213
Enigmo Inc	74,900	939,108
Exedy Corp	30,000	454,569
FCC Co Ltd	34,900	587,812
Foster Electric Co Ltd	64,700	766,131
FULLCAST Holdings Co Ltd	30,000	544,006
Furyu Corp	55,681	541,866
Fuyo General Lease Co Ltd	15,000	1,033,981
Glory Ltd	25,200	543,003
H.U. Group Holdings Inc	30,000	1,008,255
Hanwa Co Ltd	32,900	1,012,353
Invincible Investment Corp REIT	1,400	530,223
IR Japan Holdings Ltd	12,000	1,453,025
Itfor Inc	128,100	964,044
Itochu Enex Co Ltd	53,100	524,794
Japan Lifeline Co Ltd	53,400	677,704
Japan Logistics Fund Inc REIT	300	846,366
Kaken Pharmaceutical Co Ltd	13,800	540,722
Kamigumi Co Ltd	31,000	588,097
Kintetsu World Express Inc	40,000	1,039,715
Kito Corp	42,600	704,592
Kozo Keikaku Engineering Inc	22,200	573,933

	Shares	Value
Kyoei Steel Ltd	37,800	$567,313
Kyudenko Corp	25,700	982,759
Lawson Inc	10,500	515,235
Megachips Corp	32,500	1,040,170
Meitec Corp	18,400	1,017,816
Mitsubishi Gas Chemical Co Inc	45,000	1,106,898
Mochida Pharmaceutical Co Ltd	20,000	776,229
Nippon Electric Glass Co Ltd	24,700	574,142
Nippon Gas Co Ltd	60,000	1,045,119
Nishio Rent All Co Ltd	24,000	650,587
Noevir Holdings Co Ltd	15,000	681,448
Obara Group Inc	20,000	683,392
Okamoto Industries Inc	19,000	722,501
Pressance Corp	20,400	312,114
Prima Meat Packers Ltd	28,000	884,168
Relia Inc	78,000	1,011,276
Roland DG Corp	40,000	655,902
Ryosan Co Ltd	27,300	558,347
Sangetsu Corp	40,000	607,575
Sanki Engineering Co Ltd	50,300	659,238
Sankyo Co Ltd	24,900	660,344
Sanwa Holdings Corp	81,000	1,061,055
Seikagaku Corp	55,000	514,747
Seven Bank Ltd	360,900	824,968
Shinoken Group Co Ltd	78,400	899,756
SKY Perfect JSAT Holdings Inc	105,780	470,730
Starts Corp Inc	29,100	765,466
Starts Proceed Investment Corp REIT	321	653,069
Sumitomo Osaka Cement Co Ltd	18,800	598,803
Sumitomo Rubber Industries Ltd	59,200	700,839
Sumitomo Seika Chemicals Co Ltd	20,000	730,857
T-Gaia Corp	23,700	411,305
Takara Leben Co Ltd	152,800	516,323
Tamron Co Ltd	35,100	685,018
The Okinawa Electric Power Co Inc	57,802	810,954
The Yokohama Rubber Co Ltd	40,000	718,565
Toho Zinc Co Ltd*	18,600	403,830
Tokai Rika Co Ltd	36,300	617,353
Tokyo Electron Device Ltd	25,300	893,430
Tokyo Steel Manufacturing Co Ltd	100,000	766,451
Towa Pharmaceutical Co Ltd	32,000	707,140
Toyo Corp	68,500	664,044
Ube Industries Ltd	25,100	535,511
UNITED Inc	47,000	592,965
Warabeya Nichiyo Holdings Co Ltd	35,500	542,125
Will Group Inc	74,200	768,718
Yamaguchi Financial Group Inc	122,200	812,261
Yurtec Corp	85,000	625,898

		56,722,158

Jordan - 0.4%

Hikma Pharmaceuticals PLC	36,367	1,140,824

Luxembourg - 0.5%

APERAM SA	30,637	1,377,392

Malta - 0.7%

Kindred Group PLC SDR *	110,000	1,932,917

Netherlands - 4.0%

ASM International NV	7,000	2,029,604
ASR Nederland NV	46,487	2,077,737
BE Semiconductor Industries NV	26,128	2,182,543
Intertrust NV * ~	25,373	420,031
NSI NV REIT	18,000	713,471
Randstad NV	22,000	1,544,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Signify NV * ~	33,964	$1,746,876

		10,714,550

Norway - 1.2%

Aker Solutions ASA*	477,211	821,911
Europris ASA ~	183,267	1,098,114
SpareBank 1 SMN	72,500	911,630
XXL ASA * ~	200,000	437,301

		3,268,956

Singapore - 1.4%

AEM Holdings Ltd	396,800	1,225,585
First Real Estate Investment Trust REIT	800,000	136,958
IGG Inc	600,000	775,684
Jardine Cycle & Carriage Ltd	40,000	671,030
UMS Holdings Ltd	941,900	934,464

		3,743,721

South Korea - 6.3%

Daesang Corp	26,222	583,298
DGB Financial Group Inc	120,000	895,311
Dongkuk Steel Mill Co Ltd	110,867	1,342,593
DY POWER Corp	50,000	837,893
Huchems Fine Chemical Corp	33,363	646,302
i-SENS Inc	30,880	673,055
InBody Co Ltd	28,988	522,114
INTOPS Co Ltd	28,000	766,087
JW Life Science Corp	30,788	519,016
Korea Asset In Trust Co Ltd	193,658	801,955
Korea Petrochemical Ind Co Ltd	4,081	1,180,276
Korea Real Estate Investment & Trust Co Ltd	259,777	554,628
Korean Reinsurance Co	90,000	672,679
Kumho Petrochemical Co Ltd	4,500	1,054,861
LG Hausys Ltd	13,514	1,018,873
MagnaChip Semiconductor Corp*	50,000	1,245,000
Osstem Implant Co Ltd	16,000	1,207,024
Poongsan Corp	33,426	994,594
Tovis Co Ltd*	80,000	591,922
Value Added Technology Co Ltd	30,000	810,435

		16,917,916

Spain - 2.8%

Acerinox SA	80,882	1,059,459
Banco de Sabadell SA	1,600,000	857,949
Cia de Distribucion Integral Logista Holdings SA	35,000	694,463
Enagas SA	56,870	1,238,108
Ercros SA	222,807	670,047
Lar Espana Real Estate Socimi SA REIT *	60,000	358,846
Pharma Mar SA	7,698	895,100
Vidrala SA	5,905	648,853
Viscofan SA	16,000	1,105,912

		7,528,737

Sweden - 4.0%

Axfood AB	30,000	717,135
Betsson AB*	103,414	959,341
Bilia AB ‘A’ *	55,000	814,138
Evolution Gaming Group AB ~	10,000	1,472,650
Inwido AB*	89,483	1,476,014
LeoVegas AB ~	143,166	839,497
Resurs Holding AB * ~	120,000	656,411
Sweco AB ‘B’	45,000	734,409
Tethys Oil AB	70,000	519,850
Trelleborg AB ‘B’ *	45,000	1,144,500
Wihlborgs Fastigheter AB	73,057	1,386,183

		10,720,128

	Shares	Value
Switzerland - 6.3%

Adecco Group AG	27,000	$1,821,201
ALSO Holding AG	3,586	1,030,845
Ascom Holding AG*	27,363	420,761
BKW AG	11,688	1,272,448
Cembra Money Bank AG	11,323	1,247,813
Emmi AG	800	808,337
Forbo Holding AG	541	982,029
Interroll Holding AG	350	1,238,304
Julius Baer Group Ltd	20,000	1,278,069
Logitech International SA	27,327	2,865,895
Sonova Holding AG*	7,046	1,867,719
Swiss Life Holding AG	4,177	2,052,730

		16,886,151

United Kingdom - 10.5%

Aggreko PLC	68,575	828,522
Auto Trader Group PLC * ~	168,237	1,286,343
B&M European Value Retail SA	120,000	873,066
Balfour Beatty PLC*	268,708	1,093,444
boohoo Group PLC*	200,000	936,482
Computacenter PLC	27,000	882,045
Empiric Student Property PLC REIT *	400,000	437,292
Halfords Group PLC*	199,780	1,046,583
IG Group Holdings PLC	101,214	1,256,823
IMI PLC	85,000	1,562,548
Inchcape PLC*	121,257	1,258,042
Indivior PLC*	400,000	700,328
ITV PLC*	800,000	1,324,332
Jupiter Fund Management PLC	180,000	691,340
Keller Group PLC	149,796	1,660,329
Man Group PLC	467,071	1,036,485
Pagegroup PLC*	126,922	823,382
Quilter PLC ~	500,000	1,101,274
Redrow PLC	100,000	865,785
Rightmove PLC*	163,484	1,311,900
Rotork PLC	230,000	1,130,466
Royal Mail PLC*	225,000	1,565,942
Safestore Holdings PLC REIT	75,000	822,507
Savills PLC*	50,000	787,368
Spirent Communications PLC	313,621	1,030,965
Stagecoach Group PLC*	350,000	484,925
Tate & Lyle PLC	139,478	1,471,461

		28,269,979

United States - 1.5%

Adaptimmune Therapeutics PLC ADR *	100,000	531,000
Caesarstone Ltd	45,000	617,850
Inmode Ltd*	20,000	1,447,400
Myovant Sciences Ltd*	25,000	514,500
Reliance Worldwide Corp Ltd	295,000	1,010,252

		4,121,002

Total Common Stocks (Cost $205,463,629)		265,490,808

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $2,378,297; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $2,425,922)	$2,378,297	$2,378,297

Total Short-Term Investment (Cost $2,378,297)		2,378,297

TOTAL INVESTMENTS - 99.8% (Cost $208,512,977)		268,432,235

OTHER ASSETS & LIABILITIES, NET - 0.2%		557,085

NET ASSETS - 100.0%		$268,989,320

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$563,130	$563,130	$-	$-
	Common Stocks
	Australia	5,373,389	744,359	4,629,030	-
	Austria	2,042,872	-	2,042,872	-
	Belgium	2,529,769	-	2,529,769	-
	Canada	30,482,565	30,482,565	-	-
	China	3,242,616	-	3,242,616	-
	Denmark	7,611,497	1,029,793	6,581,704	-
	Finland	4,111,895	-	4,111,895	-
	France	12,605,421	2,030,667	10,574,754	-
	Georgia	394,269	-	394,269	-
	Germany	14,120,184	1,024,205	13,095,979	-
	Hong Kong	6,281,584	-	6,281,584	-
	India	1,044,700	1,044,700	-	-
	Indonesia	469,938	469,938	-	-
	Ireland	1,457,512	1,457,512	-	-
	Israel	2,523,542	-	2,523,542	-
	Italy	7,138,079	-	7,138,079	-
	Ivory Coast	716,545	716,545	-	-
	Japan	56,722,158	470,730	56,251,428	-
	Jordan	1,140,824	-	1,140,824	-
	Luxembourg	1,377,392	-	1,377,392	-
	Malta	1,932,917	-	1,932,917	-
	Netherlands	10,714,550	713,471	10,001,079	-
	Norway	3,268,956	-	3,268,956	-
	Singapore	3,743,721	-	3,743,721	-
	South Korea	16,917,916	1,245,000	15,672,916	-
	Spain	7,528,737	1,007,699	6,521,038	-
	Sweden	10,720,128	-	10,720,128	-
	Switzerland	16,886,151	808,337	16,077,814	-
	United Kingdom	28,269,979	5,358,379	22,911,600	-
	United States	4,121,002	3,110,750	1,010,252	-

	Total Common Stocks	265,490,808	51,714,650	213,776,158	-

	Short-Term Investment	2,378,297	-	2,378,297	-

	Total	$268,432,235	$52,277,780	$216,154,455	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Argentina - 0.2%

YPF SA ADR *	415,833	$1,709,074

Austria - 0.6%

Erste Group Bank AG*	195,226	6,613,925

Belgium - 1.0%

Ageas SA NV	196,128	11,843,419

Brazil - 0.3%

Cia de Saneamento Basico do Estado de Sao Paulo	508,009	3,718,471

Canada - 2.2%

ARC Resources Ltd	401,855	2,468,624
Barrick Gold Corp (TSE)*	483,320	9,587,943
Cameco Corp (NYSE)	273,954	4,550,376
Kinross Gold Corp	855,867	5,708,633
Tourmaline Oil Corp	140,201	2,668,583

		24,984,159

China - 0.9%

Dongfeng Motor Group Co Ltd ‘H’	11,078,500	10,334,777

Denmark - 1.0%

AP Moller - Maersk AS ‘B’	4,589	10,653,445
The Drilling Co of 1972 A/S*	15,546	616,333

		11,269,778

Finland - 1.0%

Nokia OYJ (OMXH)*	2,873,253	11,474,723

France - 13.3%

AXA SA	668,702	17,950,782
BNP Paribas SA*	297,455	18,123,723
Cie de Saint-Gobain*	389,952	23,027,255
Dassault Aviation SA*	3,510	3,903,311
Engie SA*	1,030,237	14,634,840
Orange SA	952,471	11,721,067
Renault SA*	186,071	8,046,047
Rexel SA*	610,779	12,089,841
SCOR SE*	150,978	5,142,761
Societe Generale SA*	459,928	12,024,739
TOTAL SE	559,778	26,096,709

		152,761,075

Germany - 3.4%

CECONOMY AG*	659,249	3,818,086
Daimler AG	220,533	19,682,501
Fresenius SE & Co KGaA	289,511	12,900,723
METRO AG	213,453	2,254,209

		38,655,519

Hong Kong - 0.9%

CK Asset Holdings Ltd	1,626,269	9,900,043

India - 1.3%

Canara Bank*	1,697,169	3,547,924

	Shares	Value
NTPC Ltd	640,544	$937,246
Oil & Natural Gas Corp Ltd	4,297,508	6,024,133
Zee Entertainment Enterprises Ltd	1,376,778	3,843,580

		14,352,883

Indonesia - 0.2%

P.T. Bank Mandiri Persero Tbk ADR	334,913	2,833,364

Ireland - 1.4%

AIB Group PLC*	2,803,938	7,356,046
Bank of Ireland Group PLC*	1,832,148	9,047,637

		16,403,683

Italy - 4.6%

Assicurazioni Generali SPA*	658,577	13,157,784
BPER Banca*	1,844,915	4,055,201
Eni SPA	1,400,675	17,259,398
Saipem SPA	1,696,360	4,621,508
UniCredit SPA*	1,287,309	13,597,643

		52,691,534

Ivory Coast - 0.2%

Endeavour Mining Corp	136,046	2,742,138

Japan - 25.1%
Benesse Holdings Inc	34,709	731,154
Canon Inc	203,375	4,623,527
Chiyoda Corp*	389,233	1,686,508
Citizen Watch Co Ltd	919,736	3,151,521
Dai-ichi Life Holdings Inc	591,357	10,165,371
DeNA Co Ltd	306,338	5,992,182
Eisai Co Ltd	65,346	4,392,168
Fuji Media Holdings Inc	205,086	2,514,215
Fujitsu Ltd	29,965	4,360,317
Gree Inc	832,486	4,215,026
Hino Motors Ltd	1,146,330	9,859,455
Honda Motor Co Ltd	805,277	24,275,488
Inpex Corp	1,293,967	8,848,016
Isuzu Motors Ltd	1,157,900	12,435,624
Japan Airlines Co Ltd*	487,620	10,920,711
JGC Holdings Corp	706,938	8,690,368
Kamigumi Co Ltd	231,100	4,384,169
Mitsubishi Estate Co Ltd	662,526	11,601,810
Mitsubishi Heavy Industries Ltd	151,670	4,722,667
Mitsubishi Motors Corp*	916,939	2,621,820
Mitsubishi UFJ Financial Group Inc	3,489,335	18,658,486
Nikon Corp	619,309	5,818,643
Nippon Television Holdings Inc	376,280	4,945,213
Nissan Motor Co Ltd*	1,601,071	8,944,620
Nomura Holdings Inc	1,436,818	7,612,917
Resona Holdings Inc	3,058,580	12,847,575
Shimamura Co Ltd	100,177	11,576,009
Sumitomo Heavy Industries Ltd	187,310	5,208,170
Sumitomo Mitsui Financial Group Inc	458,302	16,612,198
Sumitomo Mitsui Trust Holdings Inc	331,734	11,574,036
T&D Holdings Inc	1,215,605	15,641,935
Takeda Pharmaceutical Co Ltd	448,615	16,352,978
THK Co Ltd	235,071	8,155,791
Toppan Printing Co Ltd	226,750	3,844,146

		287,984,834

Luxembourg - 0.6%

RTL Group SA*	119,169	6,988,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value

Malaysia - 0.4%

CIMB Group Holdings Bhd	4,160,847	$4,359,854

Mexico - 0.7%

America Movil SAB de CV ‘L’ ADR	602,318	8,179,478

Netherlands - 5.7%

ABN AMRO Bank NV CVA * ~	831,034	10,088,711
ING Groep NV	1,769,194	21,609,079
PostNL NV*	1,023,512	4,961,489
Royal Dutch Shell PLC ‘B’	1,581,700	29,115,056

		65,774,335

Norway - 1.5%

Norsk Hydro ASA	2,752,750	17,680,805

Russia - 1.7%

Gazprom PJSC ADR (OTC)	296,307	1,776,361
Gazprom PJSC ADR (SEAQ)	1,043,908	6,217,736
LUKOIL PJSC ADR (OTC)	35,472	2,865,783
Sberbank of Russia PJSC ADR (OTC)	185	2,851
Sberbank of Russia PJSC ADR (SEAQ)	346,677	5,330,321
VEON Ltd ADR *	2,065,205	3,655,413

		19,848,465

South Africa - 2.8%

Anglo American PLC	390,232	15,284,526
Gold Fields Ltd ADR	548,522	5,205,474
Impala Platinum Holdings Ltd	115,211	2,126,972
MTN Group Ltd	806,434	4,736,573
Old Mutual Ltd	6,069,716	5,193,926

		32,547,471

South Korea - 4.2%

Hankook Tire & Technology Co Ltd	155,822	6,782,298
KB Financial Group Inc	341,044	16,809,227
KT Corp ADR *	982,777	12,225,746
Shinhan Financial Group Co Ltd	386,819	12,847,040

		48,664,311

Spain - 1.3%

CaixaBank SA (SIBE)	4,694,338	14,574,907

Switzerland - 6.0%

Adecco Group AG	297,401	20,060,253
Julius Baer Group Ltd	94,757	6,055,300
LafargeHolcim Ltd (XVTX)	332,327	19,542,469
UBS Group AG (XVTX)	1,530,967	23,686,322

		69,344,344

Taiwan - 2.0%

Catcher Technology Co Ltd	1,068,931	7,943,584
Hon Hai Precision Industry Co Ltd	2,407,006	10,558,846
Shin Kong Financial Holding Co Ltd	12,324,448	3,963,250

		22,465,680

Thailand - 1.1%

Kasikornbank PCL	1,628,620	7,618,271
Kasikornbank PCL NVDR	1,108,187	5,152,308

		12,770,579

Turkey - 0.6%

Turk Telekomunikasyon AS	3,960,502	3,268,709

	Shares	Value
Turkcell Iletisim Hizmetleri AS	2,110,601	$3,856,337

		7,125,046

United Kingdom - 11.0%

Babcock International Group PLC*	1,350,459	4,255,737
BAE Systems PLC	1,860,837	12,958,985
BP PLC	5,350,439	21,733,231
BT Group PLC*	4,579,072	9,768,583
Centrica PLC*	6,318,249	4,716,846
J Sainsbury PLC	4,659,726	15,582,055
Kingfisher PLC*	2,809,416	12,313,766
Land Securities Group PLC REIT	527,219	5,013,126
Marks & Spencer Group PLC*	2,384,462	4,956,286
Standard Chartered PLC	1,934,249	13,318,344
The British Land Co PLC REIT	787,553	5,479,157
WPP PLC	1,298,356	16,545,559

		126,641,675

United States - 0.5%

Ovintiv Inc	250,761	5,980,192

Total Common Stocks (Cost $944,933,765)		1,123,218,946

EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	64,328	4,634,832

Total Exchange-Traded Fund (Cost $4,680,043)		4,634,832

	Principal Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $13,637,920; collateralized by U.S. Treasury Notes: 2.000%—2.500% due 05/15/24—06/30/24 and value $13,910,723)	$13,637,920	13,637,920

Total Short-Term Investment (Cost $13,637,920)		13,637,920

TOTAL INVESTMENTS - 99.3% (Cost $963,251,728)		1,141,491,698

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,773,094

NET ASSETS - 100.0%		$1,149,264,792

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$1,709,074	$1,709,074	$-	$-
	Austria	6,613,925	-	6,613,925	-
	Belgium	11,843,419	-	11,843,419	-
	Brazil	3,718,471	3,718,471	-	-
	Canada	24,984,159	24,984,159	-	-
	China	10,334,777	-	10,334,777	-
	Denmark	11,269,778	-	11,269,778	-
	Finland	11,474,723	-	11,474,723	-
	France	152,761,075	-	152,761,075	-
	Germany	38,655,519	-	38,655,519	-
	Hong Kong	9,900,043	-	9,900,043	-
	India	14,352,883	-	14,352,883	-
	Indonesia	2,833,364	2,833,364	-	-
	Ireland	16,403,683	-	16,403,683	-
	Italy	52,691,534	-	52,691,534	-
	Ivory Coast	2,742,138	2,742,138	-	-
	Japan	287,984,834	-	287,984,834	-
	Luxembourg	6,988,405	-	6,988,405	-
	Malaysia	4,359,854	-	4,359,854	-
	Mexico	8,179,478	8,179,478	-	-
	Netherlands	65,774,335	-	65,774,335	-
	Norway	17,680,805	-	17,680,805	-
	Russia	19,848,465	8,300,408	11,548,057	-
	South Africa	32,547,471	5,205,474	27,341,997	-
	South Korea	48,664,311	12,225,746	36,438,565	-
	Spain	14,574,907	-	14,574,907	-
	Switzerland	69,344,344	-	69,344,344	-
	Taiwan	22,465,680	-	22,465,680	-
	Thailand	12,770,579	-	12,770,579	-
	Turkey	7,125,046	-	7,125,046	-
	United Kingdom	126,641,675	-	126,641,675	-
	United States	5,980,192	5,980,192	-	-

	Total Common Stocks	1,123,218,946	75,878,504	1,047,340,442	-

	Exchange-Traded Fund	4,634,832	4,634,832	-	-
	Short-Term Investment	13,637,920	-	13,637,920	-

	Total	$1,141,491,698	$80,513,336	$1,060,978,362	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Butterfly Network Inc Exercise @ $ 11.50 Exp 06/29/25*	10,386	$66,990
Cerevel Therapeutics Holdings Inc Exercise @ $ 11.50 Exp 10/27/25*	3,656	15,428
Health Assurance Acquisition Corp Exercise @ $ 11.50 Exp 11/12/25*	19,133	49,555
MedTech Acquisition Corp Exercise @ $ 11.50 Exp 12/18/25*	11,950	13,145
Nuvation Bio Inc Exercise @ $ 11.50 Exp 07/07/27*	3,472	9,270

		154,388

Diversified - 0.0%

Deerfield Healthcare Technology Acquisitions Corp Exercise @ $ 11.50 Exp 07/16/25*	3,646	10,573

Total Warrants (Cost $144,908)		164,961

COMMON STOCKS - 98.4%

Consumer, Non-Cyclical - 97.3%

Abbott Laboratories	201,534	24,151,835
ABIOMED Inc*	9,188	2,928,491
Acceleron Pharma Inc*	32,755	4,441,906
Agios Pharmaceuticals Inc*	18,111	935,252
Alcon Inc * (Switzerland)	84,148	5,905,507
Allakos Inc*	18,151	2,083,372
Allogene Therapeutics Inc*	6,829	241,064
Alnylam Pharmaceuticals Inc*	27,662	3,905,598
Amedisys Inc*	16,158	4,278,477
AmerisourceBergen Corp	11,896	1,404,561
Amgen Inc	51,900	12,913,239
Anthem Inc	28,893	10,371,142
Apellis Pharmaceuticals Inc*	12,769	547,918
Arcutis Biotherapeutics Inc*	34,856	1,008,384
Arena Pharmaceuticals Inc*	12,564	871,816
Argenx SE ADR * (Netherlands)	3,900	1,074,021
Atreca Inc ‘A’ *	5,898	90,416
Avantor Inc*	94,789	2,742,246
Baxter International Inc	59,288	5,000,350
Becton Dickinson and Co	26,591	6,465,602
Biogen Inc*	9,470	2,649,232
Biohaven Pharmaceutical Holding Co Ltd*	5,245	358,496
BioMarin Pharmaceutical Inc*	12,022	907,781
Blueprint Medicines Corp*	8,572	833,456
Boston Scientific Corp*	317,267	12,262,370
Bridgebio Pharma Inc*	15,545	957,572
Bristol-Myers Squibb Co	135,001	8,522,613
Butterfly Network Inc*	31,158	524,389
Cardinal Health Inc	53,895	3,274,121
Centene Corp*	83,497	5,336,293
Cerevel Therapeutics Holdings Inc*	10,968	150,591
ChemoCentryx Inc*	7,890	404,284
Cigna Corp	51,926	12,552,591
Connect Biopharma Holdings Ltd * (China)	9,866	182,521
Cytokinetics Inc*	13,870	322,616
Daiichi Sankyo Co Ltd (Japan)	30,200	881,108
Decibel Therapeutics Inc*	20,803	236,322
Dentsply Sirona Inc	47,460	3,028,423
Design Therapeutics Inc*	11,344	339,186
DexCom Inc*	7,625	2,740,349
Dicerna Pharmaceuticals Inc*	12,595	322,054

	Shares	Value
Edwards Lifesciences Corp*	119,375	$9,984,525
Eisai Co Ltd (Japan)	20,400	1,371,166
Elanco Animal Health Inc*	53,420	1,573,219
Eli Lilly & Co	74,802	13,974,510
Enanta Pharmaceuticals Inc*	4,460	219,967
Encompass Health Corp	33,393	2,734,887
Envista Holdings Corp*	31,973	1,304,498
Exact Sciences Corp*	11,685	1,539,849
Forma Therapeutics Holdings Inc*	9,996	280,088
Genmab AS * (Denmark)	12,524	4,119,065
Genmab AS ADR * (Denmark)	41,930	1,376,562
Gilead Sciences Inc	171,474	11,082,365
Global Blood Therapeutics Inc*	14,030	571,722
Guardant Health Inc*	6,150	938,797
Halozyme Therapeutics Inc*	17,256	719,403
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	774,507	3,715,310
Henry Schein Inc*	28,050	1,942,182
Horizon Therapeutics Plc*	16,105	1,482,304
Hua Medicine * ~ (China)	334,500	191,472
Humana Inc	30,277	12,693,632
Illumina Inc*	12,352	4,743,909
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	340,432
Incyte Corp*	20,808	1,691,066
Innovage Holding Corp*	10,974	283,019
Intellia Therapeutics Inc*	5,217	418,690
Intuitive Surgical Inc*	13,897	10,269,049
Iovance Biotherapeutics Inc*	26,500	838,990
IQVIA Holdings Inc*	31,645	6,111,915
Johnson & Johnson	125,372	20,604,888
Kodiak Sciences Inc*	7,708	874,010
Krystal Biotech Inc*	3,091	238,131
LHC Group Inc*	16,858	3,223,418
Masimo Corp*	18,391	4,223,677
McKesson Corp	5,210	1,016,158
Medtronic PLC	124,664	14,726,558
Merck & Co Inc	59,997	4,625,169
Merck KGaA (Germany)	14,096	2,411,178
Mersana Therapeutics Inc*	49,042	793,500
Mirati Therapeutics Inc*	11,836	2,027,507
Molecular Templates Inc*	18,880	238,266
Nektar Therapeutics*	20,913	418,260
Neurocrine Biosciences Inc*	15,608	1,517,878
Nevro Corp*	13,767	1,920,496
Novocure Ltd*	4,841	639,883
Pfizer Inc	252,094	9,133,366
PPD Inc*	77,985	2,950,952
Prothena Corp PLC * (Ireland)	18,100	454,672
PTC Therapeutics Inc*	3,860	182,771
Quest Diagnostics Inc	10,887	1,397,238
RAPT Therapeutics Inc*	7,339	162,926
Regeneron Pharmaceuticals Inc*	9,605	4,544,510
Relay Therapeutics Inc*	9,429	325,961
ResMed Inc	24,349	4,724,193
Roche Holding AG (Switzerland)	6,627	2,146,771
Sage Therapeutics Inc*	5,915	442,738
Sanofi (France)	59,100	5,844,053
Sanofi ADR (France)	46,250	2,287,525
Sarepta Therapeutics Inc*	7,480	557,484
Seagen Inc*	55,436	7,697,843
Seres Therapeutics Inc*	9,760	200,958
Silk Road Medical Inc*	7,520	380,888
Stoke Therapeutics Inc*	3,610	140,212
Straumann Holding AG (Switzerland)	2,310	2,884,075
Stryker Corp	45,845	11,166,925
Taysha Gene Therapies Inc*	11,664	236,779
TCR2 Therapeutics Inc*	8,814	194,613
Teladoc Health Inc*	18,740	3,405,995
Teleflex Inc	16,134	6,703,032
Thermo Fisher Scientific Inc	29,256	13,351,853

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
UnitedHealth Group Inc	79,767	$29,678,908
Vertex Pharmaceuticals Inc*	17,672	3,797,536
WuXi AppTec Co Ltd ‘H’ ~ (China)	172,622	3,408,817
Wuxi Biologics Cayman Inc * ~ (China)	244,000	3,077,022
Zimmer Biomet Holdings Inc	50,135	8,025,611
Zoetis Inc	44,309	6,977,781

		440,643,143

Diversified - 0.5%

ARYA Sciences Acquisition Corp III ‘A’ *	13,880	191,266
BCTG Acquisition Corp*	8,240	91,629
Deerfield Healthcare Technology Acquisitions Corp ‘A’ *	18,233	220,984
Health Assurance Acquisition Corp ‘A’ *	76,534	782,178
Health Sciences Acquisitions Corp 2*	11,840	132,963
Helix Acquisition Corp ‘A’ *	10,006	102,411
MedTech Acquisition Corp ‘A’ *	35,852	345,972
Therapeutics Acquisition Corp ‘A’ *	23,300	244,883

		2,112,286

Financial - 0.1%

GoHealth Inc ‘A’ *	31,489	368,106

Industrial - 0.3%

Agilent Technologies Inc	11,877	1,510,042

Technology - 0.2%

Alignment Healthcare Inc*	40,651	891,477

Total Common Stocks (Cost $309,318,249)		445,525,054

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $7,000,993; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $7,141,110)	$7,000,993	7,000,993

Total Short-Term Investment (Cost $7,000,993)		7,000,993

TOTAL INVESTMENTS - 100.0% (Cost $316,464,150)		452,691,008

OTHER ASSETS & LIABILITIES, NET - 0.0%		140,873

NET ASSETS - 100.0%		$452,831,881

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$164,961	$164,961	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	440,643,143	410,784,578	29,858,565	-
	Diversified	2,112,286	2,112,286	-	-
	Financial	368,106	368,106	-	-
	Industrial	1,510,042	1,510,042	-	-
	Technology	891,477	891,477	-	-

	Total Common Stocks	445,525,054	415,666,489	29,858,565	-

	Short-Term Investment	7,000,993	-	7,000,993	-

	Total	$452,691,008	$415,831,450	$36,859,558	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer, Cyclical - 1.4%

Choice Hotels International Inc	22,810	$2,447,285
DR Horton Inc	27,965	2,492,241
Travel & Leisure Co	33,022	2,019,625

		6,959,151

Financial - 98.1%

Agree Realty Corp REIT	132,578	8,923,825
Alexandria Real Estate Equities Inc REIT	100,487	16,510,014
American Assets Trust Inc REIT	148,586	4,820,130
American Campus Communities Inc REIT	81,975	3,538,861
American Homes 4 Rent ‘A’ REIT	581,563	19,389,310
American Tower Corp REIT	66,979	16,012,000
Apartment Income REIT Corp	238,736	10,208,351
Apple Hospitality REIT Inc	270,495	3,941,112
AvalonBay Communities Inc REIT	141,408	26,091,190
Boston Properties Inc REIT	41,215	4,173,431
Brandywine Realty Trust REIT	171,358	2,212,232
Broadstone Net Lease Inc REIT	255,152	4,669,282
Camden Property Trust REIT	25,110	2,759,840
CoreSite Realty Corp REIT	48,114	5,766,463
Cousins Properties Inc REIT	263,673	9,320,841
CubeSmart REIT	191,868	7,258,366
CyrusOne Inc REIT	57,957	3,924,848
DiamondRock Hospitality Co REIT *	222,702	2,293,831
Digital Realty Trust Inc REIT	36,513	5,142,491
Equinix Inc REIT	50,142	34,076,002
Equity LifeStyle Properties Inc REIT	146,988	9,354,316
Equity Residential REIT	39,641	2,839,485
Essex Property Trust Inc REIT	82,607	22,455,887
Extra Space Storage Inc REIT	97,790	12,962,065
First Industrial Realty Trust Inc REIT	144,490	6,616,197
Healthcare Realty Trust Inc REIT	118,665	3,597,923
Healthcare Trust of America Inc ‘A’ REIT	487,992	13,458,819
Invitation Homes Inc REIT	834,164	26,684,906
Kilroy Realty Corp REIT	96,483	6,332,179
MGM Growth Properties LLC ‘A’ REIT	138,395	4,514,445
Park Hotels & Resorts Inc REIT	191,490	4,132,354
Prologis Inc REIT	400,691	42,473,246
PS Business Parks Inc REIT	59,043	9,126,867
Public Storage REIT	20,702	5,108,426
Regency Centers Corp REIT	179,572	10,183,528
Rexford Industrial Realty Inc REIT	125,991	6,349,946
Sabra Health Care REIT Inc	413,381	7,176,294
Simon Property Group Inc REIT	51,654	5,876,676
STORE Capital Corp REIT	339,890	11,386,315
Sun Communities Inc REIT	124,755	18,718,240
Terreno Realty Corp REIT	142,556	8,235,460
VICI Properties Inc REIT	349,529	9,870,699
Welltower Inc REIT	386,366	27,675,397
Weyerhaeuser Co REIT	88,634	3,155,370

		469,317,460

Total Common Stocks (Cost $404,317,995)		476,276,611

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $878,738; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $896,333)	$878,738	$878,738

Total Short-Term Investment (Cost $878,738)		878,738

TOTAL INVESTMENTS - 99.7% (Cost $405,196,733)		477,155,349

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,379,431

NET ASSETS - 100.0%		$478,534,780

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$476,276,611	$476,276,611	$-	$-
	Short-Term Investment	878,738	-	878,738	-

	Total	$477,155,349	$476,276,611	$878,738	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Communications - 32.1%

Alibaba Group Holding Ltd ADR * (China)	6,003	$1,361,060
Allegro.eu SA * ~ (Poland)	35,057	493,483
Alphabet Inc ‘A’ *	6,084	12,548,372
Amazon.com Inc*	8,215	25,417,867
Booking Holdings Inc*	4,221	9,834,255
Charter Communications Inc ‘A’ *	2,405	1,483,933
Chewy Inc ‘A’ *	22,663	1,919,783
Eventbrite Inc ‘A’ *	55,054	1,219,997
Facebook Inc ‘A’ *	33,637	9,907,106
Farfetch Ltd ‘A’ * (United Kingdom)	37,386	1,982,206
Lyft Inc ‘A’ *	32,974	2,083,297
Match Group Inc*	16,353	2,246,575
MercadoLibre Inc * (Argentina)	1,325	1,950,585
Okta Inc*	1,721	379,360
Pinduoduo Inc ADR * (China)	4,927	659,627
Pinterest Inc ‘A’ *	33,892	2,509,025
Q2 Holdings Inc*	16,011	1,604,302
Tencent Holdings Ltd (China)	59,500	4,748,547
Uber Technologies Inc*	63,404	3,456,152
Wix.com Ltd * (Israel)	7,196	2,009,267
Zendesk Inc*	13,988	1,855,088

		89,669,887

Consumer, Cyclical - 0.8%

DraftKings Inc ‘A’ *	23,866	1,463,702
thredUP Inc ‘A’ *	37,443	873,545

		2,337,247

Consumer, Non-Cyclical - 11.8%

Bio-Techne Corp	4,659	1,779,412
Dun & Bradstreet Holdings Inc*	54,818	1,305,217
FleetCor Technologies Inc*	5,096	1,368,938
Global Payments Inc	36,754	7,408,871
Guardant Health Inc*	8,919	1,361,485
Maravai LifeSciences Holdings Inc ‘A’ *	23,140	824,710
Nuvei Corp * (Canada)	27,265	1,649,533
Paya Holdings Inc ‘A’ *	130,744	1,432,954
PayPal Holdings Inc*	41,224	10,010,836
Square Inc ‘A’ *	8,361	1,898,365
TransUnion	18,587	1,672,830
Verisk Analytics Inc	4,252	751,286
WEX Inc*	7,156	1,497,178

		32,961,615

Financial - 7.7%

Mastercard Inc ‘A’	34,762	12,377,010
The Charles Schwab Corp	17,616	1,148,211
Tradeweb Markets Inc ‘A’	18,189	1,345,986
Visa Inc ‘A’	31,197	6,605,341

		21,476,548

Technology - 46.1%

Activision Blizzard Inc	45,249	4,208,157
ACV Auctions Inc ‘A’ *	1,600	55,376
Adobe Inc*	20,718	9,848,716
Advanced Micro Devices Inc*	70,265	5,515,802
Apple Inc	66,850	8,165,727
Asana Inc ‘A’ *	48,729	1,392,675
ASML Holding NV (Netherlands)	1,012	624,768
Atlassian Corp PLC ‘A’ *	8,542	1,800,312
Autodesk Inc*	12,679	3,513,985
Bentley Systems Inc ‘B’	8,476	397,779
Black Knight Inc*	22,348	1,653,529

	Shares	Value
Clarivate PLC * (United Kingdom)	88,852	$2,344,804
Constellation Software Inc (Canada)	1,828	2,552,887
Digitalocean Holdings Inc*	8,452	356,083
Endava PLC ADR * (United Kingdom)	31,306	2,651,305
EPAM Systems Inc*	6,616	2,624,501
HubSpot Inc*	7,102	3,225,799
KLA Corp	12,418	4,102,907
Lam Research Corp	8,645	5,145,850
Marvell Technology Group Ltd	55,775	2,731,860
Micron Technology Inc*	25,378	2,238,593
Microsoft Corp	120,345	28,373,741
NetEase Inc ADR (China)	25,615	2,645,005
NVIDIA Corp	10,125	5,406,041
Ping Identity Holding Corp*	26,356	577,987
Qualtrics International Inc ‘A’ *	17,827	586,687
Rakus Co Ltd (Japan)	8,200	159,066
RingCentral Inc ‘A’ *	12,453	3,709,500
salesforce.com Inc*	26,872	5,693,371
Sea Ltd ADR * (Taiwan)	7,300	1,629,579
ServiceNow Inc*	10,356	5,179,139
Skyworks Solutions Inc	16,127	2,958,982
Take-Two Interactive Software Inc*	13,303	2,350,640
The Descartes Systems Group Inc * (Canada)	25,782	1,572,934
Topicus.com Inc * (Canada)	9,171	602,351
Twilio Inc ‘A’ *	6,290	2,143,380

		128,739,818

Total Common Stocks (Cost $169,756,534)		275,185,115

TOTAL INVESTMENTS - 98.5% (Cost $169,756,534)		275,185,115

OTHER ASSETS & LIABILITIES, NET - 1.5%		4,138,677

NET ASSETS - 100.0%		$279,323,792

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$89,669,887	$84,427,857	$5,242,030	$-
	Consumer, Cyclical	2,337,247	2,337,247	-	-
	Consumer, Non-Cyclical	32,961,615	32,961,615	-	-
	Financial	21,476,548	21,476,548	-	-
	Technology	128,739,818	128,580,752	159,066	-

	Total Common Stocks	275,185,115	269,784,019	5,401,096	-

	Total	$275,185,115	$269,784,019	$5,401,096	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	4,078,707	$51,921,940
DFA Intermediate Term Extended Quality Portfolio ‘I’	5,766,977	65,109,168
DFA Large Cap International Portfolio ‘I’	1,736,816	45,296,172
DFA Short-Term Extended Quality Portfolio ‘I’	1,184,074	13,001,132
DFA US Core Equity 1 Portfolio ‘I’	3,543,957	114,434,363
DFA US Large Company Portfolio ‘I’	773,264	23,027,791
DFA VA International Small Portfolio ‘I’	576,258	8,067,618
DFA VA US Targeted Value Portfolio ‘I’	212,868	4,893,838

Total Mutual Funds (Cost $282,854,847)		325,752,022

TOTAL INVESTMENTS - 100.0% (Cost $282,854,847)		325,752,022

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(93,922)

NET ASSETS - 100.0%		$325,658,100

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$325,752,022	$325,752,022	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’*	5,081,945	$57,834,718
PD Aggregate Bond Index Portfolio ‘P’*	16,854,429	231,406,715
PD High Yield Bond Market Portfolio ‘P’*	5,301,129	96,889,388
PD Large-Cap Growth Index Portfolio ‘P’*	800,306	52,129,027
PD Large-Cap Value Index Portfolio ‘P’*	1,503,526	58,029,561
PD Mid-Cap Index Portfolio ‘P’*	3,448,202	41,918,635
PD Small-Cap Growth Index Portfolio ‘P’*	262,654	12,667,894
PD Small-Cap Value Index Portfolio ‘P’*	552,921	19,110,765
PD Emerging Markets Portfolio ‘P’*	1,304,808	28,932,309
PD International Large-Cap Portfolio ‘P’*	1,969,437	44,807,368

Total Affiliated Mutual Funds (Cost $526,774,296)		643,726,380

TOTAL INVESTMENTS - 100.0% (Cost $526,774,296)		643,726,380

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(152,473)

NET ASSETS - 100.0%		$643,573,907

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$643,726,380	$643,726,380	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio ‘P’*	12,163,413	$138,424,855
PD Aggregate Bond Index Portfolio ‘P’*	48,454,563	665,267,923
PD High Yield Bond Market Portfolio ‘P’*	16,791,640	306,902,845
PD Large-Cap Growth Index Portfolio ‘P’*	5,389,303	351,039,539
PD Large-Cap Value Index Portfolio ‘P’*	9,732,106	375,616,848
PD Mid-Cap Index Portfolio ‘P’*	23,912,960	290,701,871
PD Small-Cap Growth Index Portfolio ‘P’*	1,406,145	67,818,943
PD Small-Cap Value Index Portfolio ‘P’*	3,129,166	108,154,336
PD Emerging Markets Portfolio ‘P’*	6,836,960	151,600,091
PD International Large-Cap Portfolio ‘P’*	13,916,362	316,616,123

Total Affiliated Mutual Funds (Cost $2,112,136,722)		2,772,143,374

TOTAL INVESTMENTS - 100.0% (Cost $2,112,136,722)		2,772,143,374

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(609,406)

NET ASSETS - 100.0%		$2,771,533,968

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,772,143,374	$2,772,143,374	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’*	1,839,769	$20,937,359
PD Aggregate Bond Index Portfolio ‘P’*	12,198,435	167,481,176
PD High Yield Bond Market Portfolio ‘P’*	4,974,901	90,926,877
PD Large-Cap Growth Index Portfolio ‘P’*	3,686,833	240,146,858
PD Large-Cap Value Index Portfolio ‘P’*	6,518,283	251,577,313
PD Mid-Cap Index Portfolio ‘P’*	16,111,738	195,865,023
PD Small-Cap Growth Index Portfolio ‘P’*	1,031,482	49,748,763
PD Small-Cap Value Index Portfolio ‘P’*	1,822,650	62,996,838
PD Emerging Markets Portfolio ‘P’*	4,098,387	90,876,046
PD International Large-Cap Portfolio ‘P’*	10,091,481	229,594,892

Total Affiliated Mutual Funds (Cost $1,078,774,967)		1,400,151,145

TOTAL INVESTMENTS - 100.0% (Cost $1,078,774,967)		1,400,151,145

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(288,368)

NET ASSETS - 100.0%		$1,399,862,777

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,400,151,145	$1,400,151,145	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’*	5,256,446	$65,843,268
Diversified Bond Portfolio ‘P’*	29,590,045	463,124,211
Floating Rate Income Portfolio ‘P’*	1,183,297	16,057,249
High Yield Bond Portfolio ‘P’*	9,253,912	96,496,898
Inflation Managed Portfolio ‘P’*	3,424,050	48,116,622
Intermediate Bond Portfolio ‘P’*	14,369,678	141,280,392
Managed Bond Portfolio ‘P’*	13,271,043	212,698,230
Short Duration Bond Portfolio ‘P’*	20,007,415	224,727,644
Emerging Markets Debt Portfolio ‘P’*	5,185,516	63,767,064
Dividend Growth Portfolio ‘P’*	663,745	22,497,574
Equity Index Portfolio ‘P’*	102,439	10,460,798
Focused Growth Portfolio ‘P’*	163,253	8,854,542
Growth Portfolio ‘P’*	381,623	21,819,244
Large-Cap Growth Portfolio ‘P’*	565,929	13,709,929
Large-Cap Value Portfolio ‘P’*	511,571	16,845,273
Main Street Core Portfolio ‘P’*	111,630	7,240,928
Mid-Cap Equity Portfolio ‘P’*	243,602	9,628,618
Mid-Cap Growth Portfolio ‘P’*	627,199	19,337,371
Mid-Cap Value Portfolio ‘P’*	527,166	19,208,514
Small-Cap Equity Portfolio ‘P’*	415,424	15,688,226
Small-Cap Value Portfolio ‘P’*	449,863	15,698,504
Value Portfolio ‘P’*	832,968	16,809,664
Value Advantage Portfolio ‘P’*	835,114	18,394,795
Emerging Markets Portfolio ‘P’*	1,246,589	31,676,541
International Large-Cap Portfolio ‘P’*	1,219,965	15,976,817
International Value Portfolio ‘P’*	527,737	7,923,176

Total Affiliated Mutual Funds (Cost $1,400,058,319)		1,603,882,092

TOTAL INVESTMENTS - 100.0% (Cost $1,400,058,319)		1,603,882,092

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(311,465)

NET ASSETS - 100.0%		$1,603,570,627

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,603,882,092	$1,603,882,092	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’*	6,536,281	$81,874,731
Diversified Bond Portfolio ‘P’*	36,727,378	574,833,115
Floating Rate Income Portfolio ‘P’*	1,698,574	23,049,519
High Yield Bond Portfolio ‘P’*	12,201,723	127,235,747
Inflation Managed Portfolio ‘P’*	4,918,314	69,114,847
Intermediate Bond Portfolio ‘P’*	17,818,961	175,193,188
Managed Bond Portfolio ‘P’*	16,389,907	262,685,021
Short Duration Bond Portfolio ‘P’*	10,253,749	115,172,339
Emerging Markets Debt Portfolio ‘P’*	5,567,760	68,467,578
Dividend Growth Portfolio ‘P’*	1,988,190	67,389,481
Equity Index Portfolio ‘P’*	306,973	31,347,238
Focused Growth Portfolio ‘P’*	511,893	27,764,062
Growth Portfolio ‘P’*	1,162,433	66,461,956
Large-Cap Growth Portfolio ‘P’*	1,774,522	42,988,721
Large-Cap Value Portfolio ‘P’*	1,546,753	50,932,279
Main Street Core Portfolio ‘P’*	340,627	22,094,969
Mid-Cap Equity Portfolio ‘P’*	581,409	22,980,817
Mid-Cap Growth Portfolio ‘P’*	1,502,577	46,326,450
Mid-Cap Value Portfolio ‘P’*	1,264,169	46,062,901
Small-Cap Equity Portfolio ‘P’*	683,937	25,828,486
Small-Cap Growth Portfolio ‘P’*	144,759	5,694,227
Small-Cap Index Portfolio ‘P’*	316,924	11,202,399
Small-Cap Value Portfolio ‘P’*	708,436	24,721,695
Value Portfolio ‘P’*	2,639,004	53,256,252
Value Advantage Portfolio ‘P’*	2,517,300	55,447,810
Emerging Markets Portfolio ‘P’*	2,676,960	68,023,081
International Large-Cap Portfolio ‘P’*	5,245,826	68,699,988
International Small-Cap Portfolio ‘P’*	660,179	11,505,426
International Value Portfolio ‘P’*	3,022,070	45,371,860
Real Estate Portfolio ‘P’*	362,079	11,564,307

Total Affiliated Mutual Funds (Cost $1,878,422,875)		2,303,290,490

TOTAL INVESTMENTS - 100.0% (Cost $1,878,422,875)		2,303,290,490

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(446,033)

NET ASSETS - 100.0%		$2,302,844,457

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,303,290,490	$2,303,290,490	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’*	22,042,145	$276,104,207
Diversified Bond Portfolio ‘P’*	123,318,522	1,930,101,594
Floating Rate Income Portfolio ‘P’*	3,566,206	48,393,130
High Yield Bond Portfolio ‘P’*	41,966,003	437,608,343
Inflation Managed Portfolio ‘P’*	6,888,179	96,796,460
Intermediate Bond Portfolio ‘P’*	60,072,863	590,626,835
Managed Bond Portfolio ‘P’*	54,946,566	880,641,965
Short Duration Bond Portfolio ‘P’*	34,437,481	386,809,295
Emerging Markets Debt Portfolio ‘P’*	15,576,329	191,544,457
Dividend Growth Portfolio ‘P’*	12,849,238	435,523,570
Equity Index Portfolio ‘P’*	1,961,149	200,267,089
Focused Growth Portfolio ‘P’*	3,227,406	175,048,064
Growth Portfolio ‘P’*	7,550,818	431,717,088
Large-Cap Growth Portfolio ‘P’*	11,294,398	273,612,679
Large-Cap Value Portfolio ‘P’*	9,911,610	326,374,619
Main Street Core Portfolio ‘P’*	2,264,374	146,880,097
Mid-Cap Equity Portfolio ‘P’*	3,172,473	125,395,325
Mid-Cap Growth Portfolio ‘P’*	9,000,332	277,492,133
Mid-Cap Value Portfolio ‘P’*	6,241,850	227,436,223
Small-Cap Equity Portfolio ‘P’*	3,994,028	150,832,044
Small-Cap Growth Portfolio ‘P’*	486,280	19,128,281
Small-Cap Index Portfolio ‘P’*	1,596,282	56,424,125
Small-Cap Value Portfolio ‘P’*	4,325,141	150,930,870
Value Portfolio ‘P’*	16,912,716	341,305,970
Value Advantage Portfolio ‘P’*	16,113,416	354,925,322
Emerging Markets Portfolio ‘P’*	14,981,427	380,686,577
International Large-Cap Portfolio ‘P’*	25,690,082	336,440,530
International Small-Cap Portfolio ‘P’*	2,773,813	48,341,251
International Value Portfolio ‘P’*	19,026,914	285,660,617
Real Estate Portfolio ‘P’*	3,051,973	97,475,778

Total Affiliated Mutual Funds (Cost $7,588,260,325)		9,680,524,538

TOTAL INVESTMENTS - 100.0% (Cost $7,588,260,325)		9,680,524,538

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,785,858)

NET ASSETS - 100.0%		$9,678,738,680

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$9,680,524,538	$9,680,524,538	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’*	12,735,882	$159,532,142
Diversified Bond Portfolio ‘P’*	70,685,691	1,106,326,632
Floating Rate Income Portfolio ‘P’*	3,174,057	43,071,705
High Yield Bond Portfolio ‘P’*	24,901,858	259,668,783
Intermediate Bond Fund Portfolio ‘P’*	34,187,164	336,122,765
Managed Bond Portfolio ‘P’*	31,706,180	508,162,645
Short Duration Bond Portfolio ‘P’*	19,154,616	215,148,825
Emerging Markets Debt Portfolio ‘P’*	10,396,192	127,843,536
Dividend Growth Portfolio ‘P’*	15,300,876	518,621,570
Equity Index Portfolio ‘P’*	2,341,917	239,149,998
Focused Growth Portfolio ‘P’*	4,228,175	229,327,794
Growth Portfolio ‘P’*	9,848,631	563,094,277
Large-Cap Growth Portfolio ‘P’*	14,536,310	352,149,672
Large-Cap Value Portfolio ‘P’*	11,465,507	377,542,157
Main Street Core Portfolio ‘P’*	2,688,267	174,376,183
Mid-Cap Equity Portfolio ‘P’*	3,910,948	154,584,297
Mid-Cap Growth Portfolio ‘P’*	10,117,882	311,947,671
Mid-Cap Value Portfolio ‘P’*	8,516,897	310,332,802
Small-Cap Equity Portfolio ‘P’*	3,333,782	125,898,272
Small-Cap Growth Portfolio ‘P’*	1,082,251	42,571,349
Small-Cap Index Portfolio ‘P’*	2,368,717	83,727,564
Small-Cap Value Portfolio ‘P’*	3,610,160	125,980,761
Value Portfolio ‘P’*	19,589,947	395,333,646
Value Advantage Portfolio ‘P’*	18,687,287	411,619,200
Emerging Markets Portfolio ‘P’*	16,673,166	423,674,625
International Large-Cap Portfolio ‘P’*	35,942,115	470,702,430
International Small-Cap Portfolio ‘P’*	4,939,302	86,080,797
International Value Portfolio ‘P’*	25,410,575	381,501,724
Real Estate Portfolio ‘P’*	2,719,805	86,866,815

Total Affiliated Mutual Funds (Cost $6,477,287,791)		8,620,960,637

TOTAL INVESTMENTS - 100.0% (Cost $6,477,287,791)		8,620,960,637

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,568,016)

NET ASSETS - 100.0%		$8,619,392,621

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$8,620,960,637	$8,620,960,637	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’*	1,518,548	$19,021,625
Diversified Bond Portfolio ‘P’*	8,371,782	131,029,706
High Yield Bond Portfolio ‘P’*	5,779,395	60,265,725
Intermediate Bond Portfolio ‘P’*	4,070,945	40,024,879
Managed Bond Portfolio ‘P’*	3,744,592	60,015,480
Short Duration Bond Portfolio ‘P’*	1,780,046	19,993,866
Emerging Markets Debt Portfolio ‘P’*	2,417,481	29,728,124
Dividend Growth Portfolio ‘P’*	3,951,961	133,951,309
Equity Index Portfolio ‘P’*	601,820	61,456,198
Focused Growth Portfolio ‘P’*	1,095,906	59,439,747
Growth Portfolio ‘P’*	2,516,431	143,876,653
Large-Cap Growth Portfolio ‘P’*	3,753,524	90,931,065
Large-Cap Value Portfolio ‘P’*	2,834,921	93,349,736
Main Street Core Portfolio ‘P’*	684,014	44,369,003
Mid-Cap Equity Portfolio ‘P’*	1,163,164	45,975,292
Mid-Cap Growth Portfolio ‘P’*	3,172,960	97,826,558
Mid-Cap Value Portfolio ‘P’*	2,661,887	96,992,004
Small-Cap Equity Portfolio ‘P’*	982,886	37,118,114
Small-Cap Growth Portfolio ‘P’*	403,220	15,861,027
Small-Cap Index Portfolio ‘P’*	771,871	27,283,513
Small-Cap Value Portfolio ‘P’*	1,064,370	37,142,434
Value Portfolio ‘P’*	4,822,660	97,323,380
Value Advantage Portfolio ‘P’*	4,592,136	101,149,578
Emerging Markets Portfolio ‘P’*	5,433,128	138,058,859
International Large-Cap Portfolio ‘P’*	9,882,063	129,416,733
International Small-Cap Portfolio ‘P’*	1,721,491	30,001,676
International Value Portfolio ‘P’*	8,543,172	128,262,925
Real Estate Portfolio ‘P’*	940,994	30,054,041

Total Affiliated Mutual Funds (Cost $1,447,360,183)		1,999,919,250

TOTAL INVESTMENTS - 100.0% (Cost $1,447,360,183)		1,999,919,250

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(371,438)

NET ASSETS - 100.0%		$1,999,547,812

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,999,919,250	$1,999,919,250	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%

Basic Materials - 1.9%

BHP Billiton Finance USA Ltd (Australia) 3.850% due 09/30/23	$350,000	$379,437
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	318,078
DuPont de Nemours Inc
2.169% due 05/01/23	740,000	743,349
4.205% due 11/15/23	405,000	440,056
Eastman Chemical Co 3.600% due 08/15/22	250,000	258,665
Ecolab Inc 2.375% due 08/10/22	200,000	205,192
Huntsman International LLC 5.125% due 11/15/22	200,000	211,037
Linde Inc 2.200% due 08/15/22	450,000	459,314
LYB International Finance BV 4.000% due 07/15/23	200,000	215,173
Nucor Corp 4.125% due 09/15/22	200,000	208,538
Nutrien Ltd (Canada) 1.900% due 05/13/23	370,000	379,663
The Mosaic Co 3.250% due 11/15/22	250,000	259,779

		4,078,281

Communications - 5.3%

Alibaba Group Holding Ltd (China) 2.800% due 06/06/23	250,000	260,922
Amazon.com Inc
0.400% due 06/03/23	385,000	386,279
2.400% due 02/22/23	300,000	311,237
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	361,823
AT&T Inc
0.900% due 03/25/24	400,000	400,912
2.625% due 12/01/22	350,000	360,944
3.000% due 06/30/22	700,000	719,625
Baidu Inc (China)
2.875% due 07/06/22	250,000	256,236
3.500% due 11/28/22	200,000	208,771
3.875% due 09/29/23	250,000	267,624
Bell Canada (Canada) 0.750% due 03/17/24	250,000	249,778
Charter Communications Operating LLC 4.464% due 07/23/22	800,000	834,550
Cisco Systems Inc
2.200% due 09/20/23	200,000	209,124
2.600% due 02/28/23	250,000	261,572
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	229,433
Comcast Corp 3.600% due 03/01/24	500,000	544,263
Discovery Communications LLC 2.950% due 03/20/23	200,000	209,069
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	206,612
eBay Inc
2.750% due 01/30/23	200,000	208,334
3.800% due 03/09/22	400,000	411,690
Expedia Group Inc 3.600% due 12/15/23 ~	250,000	266,222
Fox Corp 3.666% due 01/25/22	275,000	282,294

	Principal Amount	Value
Omnicom Group Inc 3.625% due 05/01/22	$300,000	$310,413
Rogers Communications Inc (Canada) 4.100% due 10/01/23	350,000	377,312
TD Ameritrade Holding Corp 2.950% due 04/01/22	250,000	255,533
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	250,000	259,304
Telefonica Emisiones SA (Spain) 4.570% due 04/27/23	150,000	161,780
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	127,101
The Walt Disney Co 3.000% due 09/15/22	250,000	259,639
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	350,000	379,571
Time Warner Entertainment Co LP 8.375% due 03/15/23	350,000	401,452
TWDC Enterprises 18 Corp 2.350% due 12/01/22	200,000	206,612
Verizon Communications Inc
0.750% due 03/22/24	680,000	680,946
5.150% due 09/15/23	500,000	554,812

		11,421,789

Consumer, Cyclical - 7.7%

American Honda Finance Corp
0.400% due 10/21/22	200,000	200,109
0.650% due 09/08/23	535,000	536,249
0.875% due 07/07/23	665,000	669,866
1.950% due 05/20/22	125,000	127,339
2.050% due 01/10/23	100,000	102,838
2.200% due 06/27/22	300,000	306,770
2.600% due 11/16/22	200,000	207,070
AutoZone Inc 3.125% due 07/15/23	300,000	316,016
Costco Wholesale Corp 2.300% due 05/18/22	250,000	255,281
Dollar General Corp 3.250% due 04/15/23	200,000	210,502
Dollar Tree Inc 3.700% due 05/15/23	250,000	265,504
General Motors Co
4.875% due 10/02/23	300,000	328,698
5.400% due 10/02/23	750,000	814,845
General Motors Financial Co Inc
1.700% due 08/18/23	320,000	326,087
3.250% due 01/05/23	200,000	208,389
3.450% due 01/14/22	650,000	663,116
3.550% due 07/08/22	450,000	466,264
5.200% due 03/20/23	485,000	526,176
Hasbro Inc 2.600% due 11/19/22	200,000	206,358
Kohl’s Corp 3.250% due 02/01/23	250,000	259,028
Lennar Corp 4.750% due 11/15/22	250,000	262,744
Lowe’s Cos Inc 3.120% due 04/15/22	400,000	408,823
McDonald’s Corp 3.350% due 04/01/23	500,000	526,937
Mohawk Industries Inc 3.850% due 02/01/23	250,000	262,988
NVR Inc 3.950% due 09/15/22	100,000	103,752
O’Reilly Automotive Inc 3.800% due 09/01/22	250,000	259,335
PACCAR Financial Corp
0.350% due 08/11/23	340,000	339,720
0.350% due 02/02/24	80,000	79,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.800% due 06/08/23	$30,000	$30,293
2.650% due 05/10/22	150,000	153,943
2.650% due 04/06/23	195,000	204,317
Ralph Lauren Corp 1.700% due 06/15/22	10,000	10,160
Southwest Airlines Co 4.750% due 05/04/23	210,000	226,804
Starbucks Corp
1.300% due 05/07/22	240,000	242,526
3.850% due 10/01/23	250,000	268,835
Stellantis NV 5.250% due 04/15/23	250,000	270,710
The Home Depot Inc
2.625% due 06/01/22	250,000	256,335
3.250% due 03/01/22	350,000	359,909
Toyota Motor Corp (Japan)
0.681% due 03/25/24	200,000	200,042
2.157% due 07/02/22	55,000	56,297
Toyota Motor Credit Corp
0.350% due 10/14/22	500,000	500,283
0.450% due 07/22/22	200,000	200,428
0.450% due 01/11/24	250,000	249,418
0.500% due 08/14/23	590,000	590,403
1.150% due 05/26/22	200,000	202,184
1.350% due 08/25/23	500,000	510,545
2.650% due 04/12/22	250,000	256,110
2.900% due 03/30/23	680,000	713,682
VF Corp 2.050% due 04/23/22	150,000	152,497
Walgreen Co 3.100% due 09/15/22	400,000	414,723
Walmart Inc
2.350% due 12/15/22	200,000	207,018
2.550% due 04/11/23	500,000	520,757
3.400% due 06/26/23	450,000	480,128
Whirlpool Corp 4.700% due 06/01/22	200,000	209,280

		16,728,106

Consumer, Non-Cyclical - 14.8%

AbbVie Inc
2.300% due 11/21/22	735,000	756,494
2.850% due 05/14/23	200,000	208,675
2.900% due 11/06/22	350,000	363,073
3.250% due 10/01/22	400,000	413,857
3.450% due 03/15/22	300,000	306,961
3.750% due 11/14/23	385,000	414,873
Aetna Inc
2.750% due 11/15/22	250,000	257,581
2.800% due 06/15/23	200,000	208,704
Altria Group Inc 4.000% due 01/31/24	250,000	271,636
AmerisourceBergen Corp 0.737% due 03/15/23	215,000	215,215
Amgen Inc 2.650% due 05/11/22	800,000	818,760
Anthem Inc
0.450% due 03/15/23	170,000	170,231
2.950% due 12/01/22	450,000	467,578
3.125% due 05/15/22	100,000	103,032
3.300% due 01/15/23	250,000	262,479
AstraZeneca PLC (United Kingdom) 2.375% due 06/12/22	350,000	357,756
Becton Dickinson & Co 2.894% due 06/06/22	426,000	437,111
Biogen Inc 3.625% due 09/15/22	300,000	313,640
Bristol-Myers Squibb Co
0.537% due 11/13/23	230,000	230,064
2.000% due 08/01/22	200,000	204,322

	Principal Amount	Value
2.600% due 05/16/22	$500,000	$512,925
2.750% due 02/15/23	500,000	521,682
Bunge Ltd Finance Corp 3.000% due 09/25/22	250,000	257,852
Campbell Soup Co 3.650% due 03/15/23	250,000	264,799
Cardinal Health Inc 2.616% due 06/15/22	350,000	358,352
Church & Dwight Co Inc 2.450% due 08/01/22	200,000	204,985
Cigna Corp
0.613% due 03/15/24	100,000	99,620
3.000% due 07/15/23	150,000	157,801
3.050% due 11/30/22	100,000	103,856
3.750% due 07/15/23	217,000	232,144
Colgate-Palmolive Co 2.250% due 11/15/22	300,000	309,962
CommonSpirit Health 2.950% due 11/01/22	250,000	258,037
Conagra Brands Inc 3.200% due 01/25/23	131,000	136,083
Constellation Brands Inc
2.650% due 11/07/22	400,000	412,649
2.700% due 05/09/22	250,000	255,496
4.250% due 05/01/23	250,000	268,292
CVS Health Corp
2.750% due 12/01/22	1,250,000	1,291,330
3.700% due 03/09/23	308,000	326,959
DH Europe Finance II Sarl 2.050% due 11/15/22	150,000	153,851
Diageo Capital PLC (United Kingdom) 2.625% due 04/29/23	600,000	625,410
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	205,903
Eli Lilly & Co 2.350% due 05/15/22	300,000	307,003
Equifax Inc 3.300% due 12/15/22	250,000	260,265
General Mills Inc
2.600% due 10/12/22	200,000	206,466
3.700% due 10/17/23	250,000	268,290
Gilead Sciences Inc
0.750% due 09/29/23	585,000	585,736
2.500% due 09/01/23	200,000	208,575
4.400% due 12/01/21	250,000	254,072
GlaxoSmithKline Capital Inc (United Kingdom) 3.375% due 05/15/23	350,000	371,988
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	750,000	751,180
2.850% due 05/08/22	100,000	102,813
2.875% due 06/01/22	300,000	307,840
Global Payments Inc 4.000% due 06/01/23	200,000	214,256
HCA Inc 4.750% due 05/01/23	500,000	539,082
Humana Inc 2.900% due 12/15/22	250,000	259,136
Illumina Inc 0.550% due 03/23/23	125,000	124,956
Kellogg Co 2.650% due 12/01/23	250,000	262,864
Keurig Dr Pepper Inc
0.750% due 03/15/24	85,000	85,043
4.057% due 05/25/23	276,000	296,207
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	358,171
McCormick & Co Inc 2.700% due 08/15/22	200,000	205,850
Merck & Co Inc 2.800% due 05/18/23	750,000	789,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Molson Coors Beverage Co 2.100% due 07/15/21	$300,000	$300,952
Moody’s Corp 2.625% due 01/15/23	250,000	259,232
Mylan Inc 4.200% due 11/29/23	250,000	269,927
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	306,536
2.400% due 09/21/22	300,000	309,777
PayPal Holdings Inc 1.350% due 06/01/23	560,000	570,205
PepsiCo Inc
0.400% due 10/07/23	130,000	130,488
0.750% due 05/01/23	345,000	348,427
2.750% due 03/01/23	500,000	522,449
3.100% due 07/17/22	250,000	258,063
Pfizer Inc
3.000% due 06/15/23	200,000	210,923
3.200% due 09/15/23	600,000	639,364
Philip Morris International Inc
1.125% due 05/01/23	335,000	339,998
2.375% due 08/17/22	200,000	205,436
2.500% due 11/02/22	200,000	206,508
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	200,000	210,715
Reynolds American Inc (United Kingdom) 4.850% due 09/15/23	750,000	823,947
Royalty Pharma PLC 0.750% due 09/02/23 ~	535,000	534,787
Sanofi (France) 3.375% due 06/19/23	200,000	213,323
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	350,000	367,931
Stryker Corp 0.600% due 12/01/23	355,000	355,265
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	750,000	820,435
The Kroger Co 3.850% due 08/01/23	250,000	267,472
The Procter & Gamble Co 2.150% due 08/11/22	450,000	461,063
Tyson Foods Inc 2.250% due 08/23/21	200,000	201,193
Unilever Capital Corp (United Kingdom)
0.375% due 09/14/23	100,000	100,341
2.200% due 05/05/22	200,000	203,906
3.250% due 03/07/24	250,000	269,020
UnitedHealth Group Inc
2.750% due 02/15/23	350,000	362,867
2.875% due 03/15/23	300,000	314,221
3.500% due 06/15/23	450,000	480,431
3.500% due 02/15/24	250,000	270,821
Viatris Inc 1.125% due 06/22/22 ~	310,000	311,777
Zoetis Inc 3.250% due 08/20/21	240,000	242,541

		32,189,904

Energy - 7.3%

Baker Hughes a GE Co LLC 2.773% due 12/15/22	235,000	243,814
BP Capital Markets America Inc
2.750% due 05/10/23	200,000	209,702
2.937% due 04/06/23	500,000	525,380
3.245% due 05/06/22	300,000	309,627
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	310,188
3.814% due 02/10/24	700,000	763,307
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	400,000	415,233
Chevron Corp

	Principal Amount	Value
1.141% due 05/11/23	$785,000	$798,876
2.355% due 12/05/22	350,000	360,386
Chevron USA Inc
0.333% due 08/12/22	165,000	165,158
0.426% due 08/11/23	75,000	75,187
Diamondback Energy Inc 0.900% due 03/24/23	80,000	80,061
Enbridge Inc (Canada) 2.900% due 07/15/22	250,000	257,145
Energy Transfer Operating LP
3.600% due 02/01/23	300,000	312,494
4.200% due 09/15/23	250,000	267,962
5.200% due 02/01/22	400,000	410,448
5.875% due 01/15/24	250,000	278,459
Energy Transfer Partners LP 4.500% due 11/01/23	250,000	269,253
Enterprise Products Operating LLC
3.350% due 03/15/23	250,000	262,203
4.875% due 08/16/77	150,000	141,324
EOG Resources Inc 2.625% due 03/15/23	200,000	207,721
Exxon Mobil Corp
1.571% due 04/15/23	250,000	256,230
1.902% due 08/16/22	650,000	664,673
3.176% due 03/15/24	350,000	374,988
Halliburton Co 3.500% due 08/01/23	300,000	317,950
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	500,000	520,273
Kinder Morgan Inc 3.150% due 01/15/23	350,000	365,540
Marathon Oil Corp 2.800% due 11/01/22	85,000	87,208
Marathon Petroleum Corp 4.500% due 05/01/23	600,000	643,768
MPLX LP
3.500% due 12/01/22	200,000	208,774
4.500% due 07/15/23	200,000	215,529
ONEOK Inc
4.250% due 02/01/22	200,000	204,240
7.500% due 09/01/23	250,000	285,206
Phillips 66 4.300% due 04/01/22	481,000	499,234
Pioneer Natural Resources Co 0.750% due 01/15/24	355,000	353,942
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	250,000	271,247
Schlumberger Investment SA 3.650% due 12/01/23	500,000	536,981
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	350,000	350,537
2.250% due 01/06/23	400,000	413,689
2.375% due 08/21/22	200,000	205,717
3.500% due 11/13/23	250,000	269,749
Suncor Energy Inc (Canada) 2.800% due 05/15/23	65,000	67,933
The Williams Cos Inc
3.600% due 03/15/22	250,000	256,090
7.875% due 09/01/21	250,000	257,317
Total Capital Canada Ltd (France) 2.750% due 07/15/23	400,000	421,471
Total Capital International SA (France) 2.700% due 01/25/23	250,000	260,831
TransCanada PipeLines Ltd (Canada) 3.750% due 10/16/23	350,000	373,552
Valero Energy Corp
1.200% due 03/15/24	500,000	501,869
2.700% due 04/15/23	60,000	62,317

		15,910,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Financial - 41.9%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	$300,000	$311,127
4.875% due 01/16/24	350,000	381,045
Aflac Inc 3.625% due 06/15/23	250,000	267,799
Air Lease Corp
0.700% due 02/15/24	200,000	197,637
2.250% due 01/15/23	250,000	256,722
2.625% due 07/01/22	200,000	204,396
3.500% due 01/15/22	350,000	357,947
Aircastle Ltd 4.400% due 09/25/23	250,000	266,376
Ally Financial Inc
1.450% due 10/02/23	65,000	66,007
3.050% due 06/05/23	135,000	141,231
4.125% due 02/13/22	400,000	412,271
American Express Co
2.500% due 08/01/22	350,000	359,508
2.650% due 12/02/22	400,000	415,010
2.750% due 05/20/22	350,000	358,773
3.400% due 02/27/23	350,000	368,478
3.700% due 08/03/23	750,000	803,100
American International Group Inc 4.875% due 06/01/22	350,000	367,610
American Tower Corp REIT
2.250% due 01/15/22	250,000	253,520
3.000% due 06/15/23	200,000	210,523
3.500% due 01/31/23	250,000	263,197
Ares Capital Corp 3.625% due 01/19/22	200,000	204,193
Australia & New Zealand Banking Group Ltd (Australia) 2.050% due 11/21/22	550,000	565,477
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	200,655
Banco Santander SA (Spain)
3.125% due 02/23/23	200,000	209,302
3.500% due 04/11/22	200,000	206,063
3.848% due 04/12/23	200,000	212,801
Bank of America Corp
0.810% due 10/24/24	2,250,000	2,256,715
1.486% due 05/19/24	250,000	254,260
2.816% due 07/21/23	250,000	257,411
3.004% due 12/20/23	500,000	520,197
3.300% due 01/11/23	900,000	945,756
3.550% due 03/05/24	750,000	791,527
3.864% due 07/23/24	1,150,000	1,232,144
Bank of Montreal (Canada)
0.450% due 12/08/23	430,000	428,759
2.050% due 11/01/22	490,000	503,522
2.350% due 09/11/22	200,000	206,237
Bank of New York Mellon Corp 0.350% due 12/07/23	415,000	414,780
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	500,000	506,987
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	344,853
3.684% due 01/10/23	250,000	255,757
4.338% due 05/16/24	450,000	482,048
BBVA USA 3.500% due 06/11/21	250,000	250,813
Berkshire Hathaway Inc 3.000% due 02/11/23	300,000	314,625
BGC Partners Inc 5.375% due 07/24/23	250,000	271,936
BlackRock Inc 3.375% due 06/01/22	200,000	207,234
Blackstone Secured Lending Fund 3.650% due 07/14/23 ~	100,000	104,324

	Principal Amount	Value
BNP Paribas SA (France) 3.250% due 03/03/23	$200,000	$210,775
Boston Properties LP REIT 3.850% due 02/01/23	400,000	420,487
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	250,000	249,118
0.950% due 06/23/23	440,000	444,041
2.606% due 07/22/23	250,000	256,749
3.500% due 09/13/23	250,000	268,457
Capital One Bank USA NA 3.375% due 02/15/23	1,050,000	1,103,411
Capital One Financial Corp 2.600% due 05/11/23	342,000	355,853
CC Holdings GS V LLC REIT 3.849% due 04/15/23	450,000	479,272
Chubb INA Holdings Inc 2.875% due 11/03/22	300,000	310,443
Citigroup Inc
0.776% due 10/30/24	1,250,000	1,249,468
1.678% due 05/15/24	750,000	765,675
2.700% due 10/27/22	400,000	413,004
2.750% due 04/25/22	200,000	204,777
2.876% due 07/24/23	650,000	669,665
3.500% due 05/15/23	250,000	264,599
4.044% due 06/01/24	200,000	214,434
CME Group Inc 3.000% due 09/15/22	250,000	259,699
Comerica Inc 3.700% due 07/31/23	250,000	267,545
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	432,912
3.950% due 11/09/22	500,000	526,661
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	286,848
1.000% due 05/05/23	1,100,000	1,106,335
2.800% due 04/08/22	250,000	255,292
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	750,000	781,373
Crown Castle International Corp REIT 3.150% due 07/15/23	200,000	211,939
Deutsche Bank AG (Germany)
due 04/01/25 #	250,000	250,095
2.222% due 09/18/24	900,000	924,373
3.300% due 11/16/22	350,000	363,678
3.950% due 02/27/23	100,000	105,674
Discover Bank
3.350% due 02/06/23	350,000	366,363
4.200% due 08/08/23	300,000	323,839
Fifth Third Bancorp
1.625% due 05/05/23	90,000	92,024
3.650% due 01/25/24	500,000	538,988
Fifth Third Bank 1.800% due 01/30/23	300,000	307,750
First Horizon Corp 3.550% due 05/26/23	100,000	105,761
First Republic Bank 1.912% due 02/12/24	250,000	256,023
FNB Corp 2.200% due 02/24/23	35,000	35,715
HSBC Holdings PLC (United Kingdom)
3.033% due 11/22/23	300,000	312,119
3.262% due 03/13/23	500,000	512,631
3.600% due 05/25/23	400,000	425,826
3.803% due 03/11/25	750,000	810,227
3.950% due 05/18/24	650,000	693,931
Huntington Bancshares Inc 2.300% due 01/14/22	92,000	93,314
ING Groep NV (Netherlands) 4.100% due 10/02/23	250,000	270,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Intercontinental Exchange Inc
0.700% due 06/15/23	$570,000	$572,210
4.000% due 10/15/23	323,000	350,861
International Lease Finance Corp 5.875% due 08/15/22	500,000	534,813
JPMorgan Chase & Co
0.563% due 02/16/25	750,000	744,741
0.653% due 09/16/24	400,000	400,924
0.697% due 03/16/24	500,000	501,971
1.514% due 06/01/24	1,300,000	1,327,401
2.776% due 04/25/23	300,000	307,313
3.200% due 01/25/23	200,000	210,138
3.207% due 04/01/23	440,000	452,007
3.220% due 03/01/25	250,000	266,831
3.250% due 09/23/22	500,000	521,839
3.559% due 04/23/24	750,000	795,090
3.797% due 07/23/24	600,000	642,404
4.023% due 12/05/24	500,000	542,669
KeyBank NA
0.423% due 01/03/24	250,000	249,848
1.250% due 03/10/23	250,000	253,947
2.300% due 09/14/22	250,000	256,873
Kimco Realty Corp REIT 3.400% due 11/01/22	250,000	260,505
Lincoln National Corp 4.000% due 09/01/23	250,000	270,452
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	200,000	200,017
2.907% due 11/07/23	350,000	362,748
3.900% due 03/12/24	250,000	271,638
4.050% due 08/16/23	750,000	809,479
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	255,717
MetLife Inc 4.368% due 09/15/23	250,000	273,270
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	850,000	851,171
2.623% due 07/18/22	800,000	822,503
2.665% due 07/25/22	500,000	514,494
3.761% due 07/26/23	250,000	267,955
Mizuho Financial Group Inc (Japan)
0.849% due 09/08/24	200,000	200,491
1.241% due 07/10/24	400,000	404,295
2.721% due 07/16/23	200,000	205,499
3.549% due 03/05/23	400,000	423,521
Morgan Stanley
0.529% due 01/25/24	750,000	748,834
0.560% due 11/10/23	375,000	375,210
2.750% due 05/19/22	500,000	513,613
3.125% due 01/23/23	350,000	366,564
3.737% due 04/24/24	1,200,000	1,276,119
3.750% due 02/25/23	500,000	530,297
4.100% due 05/22/23	350,000	374,381
4.875% due 11/01/22	350,000	373,299
MUFG Union Bank NA 2.100% due 12/09/22	250,000	256,843
Nasdaq Inc 0.445% due 12/21/22	100,000	100,074
National Australia Bank Ltd (Australia)
1.875% due 12/13/22	500,000	513,343
3.625% due 06/20/23	250,000	267,717
National Bank of Canada (Canada)
0.550% due 11/15/24	350,000	349,246
2.100% due 02/01/23	250,000	257,114
Natwest Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	206,453
3.875% due 09/12/23	1,220,000	1,308,760
4.519% due 06/25/24	300,000	324,046
Omega Healthcare Investors Inc REIT 4.375% due 08/01/23	52,000	55,898
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	206,174

	Principal Amount	Value
People’s United Financial Inc 3.650% due 12/06/22	$200,000	$208,580
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	190,000	197,438
PNC Bank NA
2.450% due 07/28/22	250,000	256,555
2.700% due 11/01/22	500,000	517,570
Prudential Financial Inc
5.625% due 06/15/43	200,000	214,453
5.875% due 09/15/42	200,000	211,536
Public Storage REIT 2.370% due 09/15/22	200,000	205,444
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	641,410
0.500% due 10/26/23	520,000	520,614
1.600% due 04/17/23	500,000	512,261
1.950% due 01/17/23	150,000	154,166
Santander Holdings USA Inc 3.700% due 03/28/22	500,000	514,131
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	1,000,000	1,001,534
4.796% due 11/15/24	350,000	385,378
Simon Property Group LP REIT
2.625% due 06/15/22	100,000	102,070
2.750% due 02/01/23	200,000	206,732
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	257,953
Sumitomo Mitsui Banking Corp (Japan)
3.000% due 01/18/23	250,000	261,098
3.950% due 07/19/23	250,000	268,887
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	650,000	647,387
3.102% due 01/17/23	1,000,000	1,046,753
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	326,892
Synchrony Financial 2.850% due 07/25/22	295,000	303,009
The Allstate Corp 3.150% due 06/15/23	250,000	264,884
The Bank of New York Mellon Corp
1.850% due 01/27/23	480,000	494,013
3.450% due 08/11/23	500,000	535,317
3.500% due 04/28/23	250,000	266,029
The Bank of Nova Scotia (Canada)
0.550% due 09/15/23	150,000	150,085
1.625% due 05/01/23	250,000	256,389
1.950% due 02/01/23	500,000	514,140
2.000% due 11/15/22	500,000	513,495
3.400% due 02/11/24	250,000	269,220
The Charles Schwab Corp
0.750% due 03/18/24	400,000	402,325
2.650% due 01/25/23	250,000	260,045
The Goldman Sachs Group Inc
0.523% due 03/08/23	220,000	220,065
0.627% due 11/17/23	285,000	285,143
0.673% due 03/08/24	1,100,000	1,099,556
2.905% due 07/24/23	1,100,000	1,132,716
2.908% due 06/05/23	250,000	256,750
3.000% due 04/26/22	350,000	350,551
3.200% due 02/23/23	1,050,000	1,099,051
3.625% due 01/22/23	500,000	527,394
The PNC Financial Services Group Inc
2.854% due 11/09/22	200,000	207,785
3.500% due 01/23/24	250,000	269,733
The Toronto-Dominion Bank (Canada)
0.250% due 01/06/23	210,000	209,710
0.450% due 09/11/23	500,000	499,674
0.550% due 03/04/24	250,000	249,775
0.750% due 06/12/23	165,000	166,252
1.900% due 12/01/22	500,000	513,261
3.500% due 07/19/23	200,000	214,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
The Western Union Co 3.600% due 03/15/22	$300,000	$307,529
Truist Bank 1.250% due 03/09/23	750,000	763,512
Truist Financial Corp
2.200% due 03/16/23	400,000	413,444
2.750% due 04/01/22	200,000	204,545
3.050% due 06/20/22	350,000	360,945
3.750% due 12/06/23	250,000	270,865
US Bancorp 3.375% due 02/05/24	250,000	269,570
US Bank NA
1.950% due 01/09/23	500,000	513,826
2.650% due 05/23/22	250,000	256,319
3.400% due 07/24/23	250,000	267,095
Visa Inc
2.150% due 09/15/22	200,000	205,197
2.800% due 12/14/22	350,000	363,635
Wells Fargo & Co
1.654% due 06/02/24	1,010,000	1,032,088
3.450% due 02/13/23	150,000	158,067
3.750% due 01/24/24	500,000	540,894
4.125% due 08/15/23	1,250,000	1,353,050
Wells Fargo Bank NA 3.550% due 08/14/23	700,000	749,706
Welltower Inc 3.625% due 03/15/24	500,000	539,610
Westpac Banking Corp (Australia)
2.000% due 01/13/23	560,000	576,588
2.500% due 06/28/22	250,000	256,859
3.300% due 02/26/24	500,000	538,546

		91,069,539

Industrial - 7.2%

3M Co 3.250% due 02/14/24	250,000	269,388
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	308,530
Agilent Technologies Inc 3.875% due 07/15/23	250,000	266,570
Berry Global Inc 0.950% due 02/15/24 ~	500,000	497,957
Burlington Northern Santa Fe LLC
3.050% due 09/01/22	400,000	412,694
3.850% due 09/01/23	200,000	214,864
Caterpillar Financial Services Corp
0.250% due 03/01/23	165,000	164,936
0.450% due 09/14/23	430,000	430,305
0.650% due 07/07/23	300,000	301,586
0.950% due 05/13/22	200,000	201,630
1.900% due 09/06/22	895,000	916,470
1.950% due 11/18/22	250,000	256,578
CNH Industrial Capital LLC
1.950% due 07/02/23	330,000	338,981
4.375% due 04/05/22	200,000	207,475
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	250,000	271,069
Eaton Corp 2.750% due 11/02/22	350,000	363,244
Emerson Electric Co 2.625% due 12/01/21	300,000	304,208
FedEx Corp 2.625% due 08/01/22	200,000	206,002
Fortune Brands Home & Security Inc 4.000% due 09/21/23	250,000	269,946
General Dynamics Corp
2.250% due 11/15/22	250,000	256,826
3.375% due 05/15/23	150,000	159,115
General Electric Co 2.700% due 10/09/22	600,000	620,663

	Principal Amount	Value
Honeywell International Inc 2.150% due 08/08/22	$445,000	$455,522
Jabil Inc 4.700% due 09/15/22	200,000	211,532
John Deere Capital Corp
0.250% due 01/17/23	200,000	200,253
0.400% due 10/10/23	275,000	275,495
0.450% due 01/17/24	200,000	199,996
0.550% due 07/05/22	110,000	110,416
0.700% due 07/05/23	700,000	705,656
1.950% due 06/13/22	105,000	107,101
2.150% due 09/08/22	100,000	102,728
2.800% due 03/06/23	200,000	209,530
2.950% due 04/01/22	90,000	92,472
Lockheed Martin Corp 3.350% due 09/15/21	139,000	140,828
Norfolk Southern Corp 3.000% due 04/01/22	200,000	203,983
Northrop Grumman Corp 3.250% due 08/01/23	300,000	320,112
Packaging Corp of America 4.500% due 11/01/23	250,000	272,371
Parker-Hannifin Corp 3.500% due 09/15/22	200,000	208,797
Precision Castparts Corp 2.500% due 01/15/23	200,000	206,567
Raytheon Technologies Corp 2.500% due 12/15/22	250,000	257,228
Ryder System Inc
2.800% due 03/01/22	300,000	306,000
2.875% due 06/01/22	60,000	61,509
3.750% due 06/09/23	100,000	106,610
Teledyne Technologies Inc
0.650% due 04/01/23	200,000	200,005
0.950% due 04/01/24	200,000	199,301
The Boeing Co
1.167% due 02/04/23	220,000	222,978
1.433% due 02/04/24	835,000	845,672
2.300% due 08/01/21	280,000	281,846
2.700% due 05/01/22	85,000	86,819
4.508% due 05/01/23	500,000	535,346
8.750% due 08/15/21	200,000	205,659
Union Pacific Corp
3.200% due 06/08/21	135,000	135,701
3.500% due 06/08/23	150,000	159,344
4.163% due 07/15/22	200,000	208,005
United Parcel Service Inc 2.500% due 04/01/23	200,000	208,534
Westinghouse Air Brake Technologies Corp 4.400% due 03/15/24	211,000	229,629

		15,512,582

Technology - 7.4%

Adobe Inc 1.700% due 02/01/23	95,000	97,454
Analog Devices Inc 2.500% due 12/05/21	150,000	151,925
Apple Inc
0.750% due 05/11/23	1,345,000	1,359,669
1.700% due 09/11/22	200,000	204,362
2.100% due 09/12/22	250,000	256,733
2.300% due 05/11/22	500,000	511,100
2.400% due 05/03/23	200,000	209,004
2.700% due 05/13/22	300,000	308,354
2.850% due 02/23/23	350,000	365,567
Broadcom Corp 3.625% due 01/15/24	500,000	536,037
Dell International LLC 5.450% due 06/15/23 ~	850,000	929,289

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Fidelity National Information Services Inc
0.375% due 03/01/23	$100,000	$99,709
0.600% due 03/01/24	335,000	333,204
Fiserv Inc
3.500% due 10/01/22	250,000	259,465
3.800% due 10/01/23	350,000	376,450
Hewlett Packard Enterprise Co
2.250% due 04/01/23	200,000	206,064
4.400% due 10/15/22	350,000	368,267
4.450% due 10/02/23	500,000	543,537
HP Inc 4.050% due 09/15/22	300,000	314,932
Intel Corp
2.700% due 12/15/22	400,000	416,207
3.100% due 07/29/22	200,000	207,222
International Business Machines Corp
1.875% due 08/01/22	300,000	306,737
2.850% due 05/13/22	500,000	514,364
2.875% due 11/09/22	150,000	156,348
3.375% due 08/01/23	250,000	268,149
3.625% due 02/12/24	250,000	272,627
Intuit Inc 0.650% due 07/15/23	65,000	65,339
Leidos Inc 2.950% due 05/15/23 ~	35,000	36,634
Microchip Technology Inc 4.333% due 06/01/23	200,000	214,637
Micron Technology Inc 2.497% due 04/24/23	305,000	316,823
Microsoft Corp
2.000% due 08/08/23	1,000,000	1,037,248
2.375% due 05/01/23	250,000	259,571
2.650% due 11/03/22	100,000	103,567
NXP BV (Netherlands) 4.875% due 03/01/24 ~	500,000	555,950
Oracle Corp
2.400% due 09/15/23	600,000	624,466
2.500% due 05/15/22	800,000	815,770
2.500% due 10/15/22	300,000	309,660
2.625% due 02/15/23	250,000	259,021
QUALCOMM Inc
2.600% due 01/30/23	350,000	363,646
3.000% due 05/20/22	300,000	309,277
Roper Technologies Inc 0.450% due 08/15/22	450,000	449,903
salesforce.com Inc 3.250% due 04/11/23	200,000	211,354
Texas Instruments Inc 1.850% due 05/15/22	250,000	254,397
VMware Inc 2.950% due 08/21/22	350,000	361,028

		16,121,067

Utilities - 5.6%

American Electric Power Co Inc
0.750% due 11/01/23	185,000	185,078
3.650% due 12/01/21	200,000	204,343
Atmos Energy Corp 0.625% due 03/09/23	85,000	85,038
Berkshire Hathaway Energy Co 2.800% due 01/15/23	300,000	312,105
CenterPoint Energy Inc 2.500% due 09/01/22	200,000	205,494
CenterPoint Energy Resources Corp 0.700% due 03/02/23	115,000	115,018
Consolidated Edison Inc 0.650% due 12/01/23	200,000	199,757
Consumers Energy Co 0.350% due 06/01/23	125,000	124,833
Dominion Energy Inc 2.000% due 08/15/21	200,000	200,944

	Principal Amount	Value
2.715% due 08/15/21	$420,000	$423,556
DTE Energy Co
0.550% due 11/01/22	395,000	395,218
2.250% due 11/01/22	100,000	102,592
2.600% due 06/15/22	105,000	107,506
Duke Energy Carolinas LLC 3.350% due 05/15/22	250,000	258,493
Duke Energy Corp 3.550% due 09/15/21	250,000	251,651
Duke Energy Florida LLC 3.100% due 08/15/21	250,000	250,774
Edison International 3.125% due 11/15/22	35,000	36,190
Entergy Louisiana LLC 0.620% due 11/17/23	250,000	250,354
Exelon Corp 3.497% due 06/01/22	200,000	206,318
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	615,231
ITC Holdings Corp 2.700% due 11/15/22	200,000	206,532
National Rural Utilities Cooperative Finance Corp
0.350% due 02/08/24	95,000	94,445
2.400% due 04/25/22	200,000	203,910
3.050% due 02/15/22	350,000	355,930
NextEra Energy Capital Holdings Inc
0.650% due 03/01/23	955,000	958,235
2.900% due 04/01/22	100,000	102,534
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	258,127
ONE Gas Inc
0.850% due 03/11/23	250,000	250,207
1.100% due 03/11/24	250,000	250,109
Pacific Gas and Electric Co
1.367% due 03/10/23	335,000	335,133
1.750% due 06/16/22	430,000	430,670
4.250% due 08/01/23	250,000	266,836
PPL Capital Funding Inc 4.200% due 06/15/22	350,000	361,896
Public Service Co of New Hampshire 3.500% due 11/01/23	250,000	267,455
Public Service Enterprise Group Inc 2.650% due 11/15/22	250,000	258,636
Sempra Energy 2.900% due 02/01/23	200,000	208,187
Southern California Edison Co
due 04/03/23 #	155,000	155,000
due 04/01/24 #	155,000	155,112
3.875% due 06/01/21	250,000	250,301
Southern Co Gas Capital Corp 2.450% due 10/01/23	350,000	364,644
The Connecticut Light & Power Co 2.500% due 01/15/23	350,000	361,772
The Southern Co
0.600% due 02/26/24	115,000	114,353
2.950% due 07/01/23	500,000	523,966
WEC Energy Group Inc
0.550% due 09/15/23	250,000	249,637
0.800% due 03/15/24	125,000	125,057
Xcel Energy Inc 0.500% due 10/15/23	580,000	579,805

		12,218,982

Total Corporate Bonds & Notes (Cost $213,055,055)		215,251,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Institutional 0.010%	2,740,359	$2,740,359

Total Short-Term Investment (Cost $2,740,359)		2,740,359

TOTAL INVESTMENTS - 100.4% (Cost $215,795,414)		217,991,392

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(792,788)

NET ASSETS - 100.0%		$217,198,604

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$215,251,033	$-	$215,251,033	$-
	Short-Term Investment	2,740,359	2,740,359	-	-

	Total	$217,991,392	$2,740,359	$215,251,033	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.6%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$107,970
Albemarle Corp 5.450% due 12/01/44	50,000	57,839
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,808
DuPont de Nemours Inc
2.169% due 05/01/23	400,000	401,810
4.493% due 11/15/25	100,000	113,084
4.725% due 11/15/28	150,000	174,510
5.319% due 11/15/38	65,000	81,745
5.419% due 11/15/48	75,000	96,908
Eastman Chemical Co
3.800% due 03/15/25	100,000	108,748
4.650% due 10/15/44	50,000	58,061
4.800% due 09/01/42	100,000	119,144
Ecolab Inc 2.375% due 08/10/22	200,000	205,192
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	57,100
FMC Corp 4.100% due 02/01/24	50,000	54,025
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	153,120
Huntsman International LLC 4.500% due 05/01/29	45,000	49,890
International Paper Co
4.350% due 08/15/48	100,000	115,867
6.000% due 11/15/41	200,000	271,989
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	112,549
Linde Inc
1.100% due 08/10/30	50,000	45,527
2.000% due 08/10/50	30,000	23,766
2.200% due 08/15/22	100,000	102,070
LYB International Finance III LLC
1.250% due 10/01/25	20,000	19,765
2.250% due 10/01/30	25,000	24,153
3.375% due 05/01/30	250,000	265,615
3.375% due 10/01/40	30,000	29,774
3.625% due 04/01/51	40,000	39,510
3.800% due 10/01/60	30,000	29,433
4.200% due 05/01/50	300,000	323,610
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	83,689
NewMarket Corp 2.700% due 03/18/31	100,000	97,683
Newmont Corp
2.250% due 10/01/30	65,000	63,373
5.875% due 04/01/35	100,000	131,067
Nucor Corp
2.000% due 06/01/25	250,000	256,725
2.979% due 12/15/55 ~	25,000	22,720
4.000% due 08/01/23	25,000	26,741
4.125% due 09/15/22	50,000	52,135
Nutrien Ltd (Canada)
1.900% due 05/13/23	15,000	15,392
2.950% due 05/13/30	50,000	51,842
4.200% due 04/01/29	55,000	61,935
5.250% due 01/15/45	145,000	179,820
PPG Industries Inc
1.200% due 03/15/26	70,000	68,653
2.800% due 08/15/29	50,000	52,009

	Principal Amount	Value
Reliance Steel & Aluminum Co 1.300% due 08/15/25	$40,000	$39,544
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	67,210
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	249,022
RPM International Inc 5.250% due 06/01/45	50,000	57,482
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	182,271
7.500% due 07/27/35	50,000	71,051
Steel Dynamics Inc
1.650% due 10/15/27	10,000	9,806
2.400% due 06/15/25	15,000	15,646
3.250% due 01/15/31	40,000	42,385
3.250% due 10/15/50	20,000	18,732
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	125,000	128,823
Teck Resources Ltd (Canada) 3.900% due 07/15/30	250,000	261,471
The Dow Chemical Co
2.100% due 11/15/30	250,000	241,288
3.600% due 11/15/50	250,000	252,520
4.250% due 10/01/34	200,000	221,836
4.800% due 05/15/49	65,000	77,969
The Mosaic Co 5.450% due 11/15/33	163,000	196,118
The Sherwin-Williams Co
3.125% due 06/01/24	25,000	26,650
3.450% due 06/01/27	60,000	65,535
3.950% due 01/15/26	150,000	167,009
4.000% due 12/15/42	50,000	53,825
4.500% due 06/01/47	29,000	33,933
Vale Overseas Ltd (Brazil)
6.875% due 11/21/36	150,000	199,687
8.250% due 01/17/34	100,000	141,150
Westlake Chemical Corp 4.375% due 11/15/47	100,000	108,832

		7,368,161

Communications - 2.9%

Alibaba Group Holding Ltd (China)
2.700% due 02/09/41	350,000	318,438
3.600% due 11/28/24	200,000	217,273

Alphabet Inc
0.800% due 08/15/27	150,000	143,760
1.900% due 08/15/40	150,000	129,899
1.998% due 08/15/26	200,000	208,376
2.250% due 08/15/60	150,000	122,705
Amazon.com Inc
0.800% due 06/03/25	565,000	563,305
1.500% due 06/03/30	85,000	81,098
2.400% due 02/22/23	200,000	207,491
2.500% due 06/03/50	40,000	35,849
2.700% due 06/03/60	300,000	266,705
3.875% due 08/22/37	195,000	223,699
4.050% due 08/22/47	70,000	82,065
4.250% due 08/22/57	100,000	119,875
5.200% due 12/03/25	50,000	58,872
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	204,447
6.375% due 03/01/35	125,000	172,835
AT&T Inc
1.650% due 02/01/28	300,000	290,911
2.250% due 02/01/32	165,000	157,162
2.300% due 06/01/27	550,000	562,576
2.550% due 12/01/33 ~	250,000	237,601
2.750% due 06/01/31	100,000	99,730
3.500% due 06/01/41	400,000	395,425
3.500% due 09/15/53 ~	197,000	182,396

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.550% due 09/15/55 ~	$433,000	$396,998
3.650% due 06/01/51	350,000	339,127
3.650% due 09/15/59 ~	121,000	110,821
3.800% due 12/01/57 ~	200,000	190,644
3.850% due 06/01/60	45,000	43,115
4.125% due 02/17/26	300,000	336,241
4.250% due 03/01/27	100,000	112,466
4.300% due 12/15/42	393,000	429,333
4.350% due 03/01/29	150,000	169,845
4.350% due 06/15/45	177,000	193,854
4.500% due 05/15/35	90,000	101,666
4.550% due 03/09/49	100,000	110,145
4.850% due 03/01/39	70,000	81,414
5.350% due 09/01/40	161,000	199,503
Baidu Inc (China) 2.875% due 07/06/22	300,000	307,484
Bell Canada (Canada) 4.464% due 04/01/48	65,000	75,291
Booking Holdings Inc
3.600% due 06/01/26	50,000	54,702
4.625% due 04/13/30	200,000	233,228
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	235,499
9.625% due 12/15/30	50,000	77,084
Charter Communications Operating LLC
3.500% due 06/01/41	60,000	56,984
3.750% due 02/15/28	100,000	108,447
3.850% due 04/01/61	335,000	307,710
3.900% due 06/01/52	75,000	72,136
4.200% due 03/15/28	200,000	220,587
4.464% due 07/23/22	100,000	104,319
4.500% due 02/01/24	100,000	109,431
4.908% due 07/23/25	150,000	170,142
5.125% due 07/01/49	100,000	112,682
5.375% due 05/01/47	50,000	58,168
6.384% due 10/23/35	70,000	90,784
6.484% due 10/23/45	165,000	215,271
6.834% due 10/23/55	50,000	68,559
Cisco Systems Inc
2.600% due 02/28/23	50,000	52,314
2.950% due 02/28/26	50,000	54,361
3.000% due 06/15/22	60,000	61,991
3.625% due 03/04/24	325,000	355,059
Comcast Corp
1.500% due 02/15/31	700,000	650,315
1.950% due 01/15/31	140,000	134,953
2.350% due 01/15/27	40,000	41,786
2.450% due 08/15/52	100,000	85,684
2.800% due 01/15/51	55,000	50,529
3.000% due 02/01/24	100,000	106,771
3.100% due 04/01/25	100,000	108,099
3.300% due 02/01/27	100,000	109,227
3.400% due 07/15/46	55,000	57,016
3.700% due 04/15/24	85,000	92,857
3.750% due 04/01/40	155,000	170,297
3.950% due 10/15/25	100,000	111,759
3.999% due 11/01/49	211,000	237,152
4.000% due 08/15/47	100,000	112,185
4.049% due 11/01/52	97,000	109,915
4.150% due 10/15/28	95,000	108,790
4.250% due 10/15/30	420,000	482,969
4.400% due 08/15/35	77,000	90,145
4.600% due 10/15/38	85,000	102,729
4.600% due 08/15/45	77,000	93,378
4.700% due 10/15/48	325,000	402,580
4.750% due 03/01/44	300,000	369,810
4.950% due 10/15/58	80,000	104,872
Corning Inc 4.375% due 11/15/57	100,000	109,422
4.700% due 03/15/37	50,000	57,375
5.350% due 11/15/48	100,000	128,242

	Principal Amount	Value
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	$185,000	$274,661
Discovery Communications LLC
3.450% due 03/15/25	100,000	107,422
3.625% due 05/15/30	250,000	267,838
3.800% due 03/13/24	100,000	107,750
3.950% due 03/20/28	60,000	65,580
4.000% due 09/15/55 ~	118,000	116,364
5.200% due 09/20/47	30,000	35,621
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	16,650
4.500% due 06/20/28	50,000	57,132
eBay Inc
1.900% due 03/11/25	50,000	51,344
2.700% due 03/11/30	100,000	101,156
2.750% due 01/30/23	50,000	52,084
3.600% due 06/05/27	50,000	54,536
Expedia Group Inc
3.800% due 02/15/28	50,000	52,990
4.500% due 08/15/24	200,000	218,081
Fox Corp 3.050% due 04/07/25	150,000	159,690
FOX Corp 5.576% due 01/25/49	200,000	255,556
JD.com Inc (China) 4.125% due 01/14/50	200,000	201,720
Juniper Networks Inc 3.750% due 08/15/29	100,000	108,066
Motorola Solutions Inc 4.600% due 02/23/28	100,000	113,900
Omnicom Group Inc
3.600% due 04/15/26	50,000	54,828
3.625% due 05/01/22	100,000	103,471
Orange SA (France)
5.375% due 01/13/42	150,000	194,661
9.000% due 03/01/31	50,000	77,370
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	92,760
4.350% due 05/01/49	75,000	81,923
4.500% due 03/15/43	25,000	27,643
5.000% due 03/15/44	100,000	119,522
T-Mobile USA Inc
2.250% due 11/15/31 ~	50,000	47,565
2.550% due 02/15/31 ~	300,000	294,282
3.000% due 02/15/41 ~	20,000	18,601
3.300% due 02/15/51 ~	50,000	46,791
3.500% due 04/15/25 ~	200,000	215,976
3.600% due 11/15/60 ~	220,000	211,692
3.875% due 04/15/30 ~	300,000	325,983
4.500% due 04/15/50 ~	200,000	224,828
TD Ameritrade Holding Corp
2.950% due 04/01/22	100,000	102,213
3.750% due 04/01/24	50,000	54,350
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	175,657
7.045% due 06/20/36	150,000	208,303
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	354,457
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	115,608
The Interpublic Group of Cos Inc
2.400% due 03/01/31	100,000	98,215
3.375% due 03/01/41	70,000	68,180
The Walt Disney Co
1.650% due 09/01/22	20,000	20,374
1.750% due 08/30/24	50,000	51,659
1.750% due 01/13/26	70,000	71,646
2.000% due 09/01/29	35,000	34,593
2.200% due 01/13/28	350,000	358,091
2.650% due 01/13/31	310,000	316,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.750% due 09/01/49	$45,000	$41,279
3.375% due 11/15/26	200,000	219,391
3.600% due 01/13/51	200,000	213,391
4.700% due 03/23/50	200,000	251,064
5.400% due 10/01/43	100,000	133,228
6.400% due 12/15/35	39,000	54,991
6.650% due 11/15/37	150,000	220,050
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	189,285
5.850% due 04/15/40	25,000	31,991
Time Warner Cable LLC
5.875% due 11/15/40	150,000	186,850
6.550% due 05/01/37	100,000	131,641
6.750% due 06/15/39	50,000	67,145
7.300% due 07/01/38	150,000	208,808
TWDC Enterprises 18 Corp 2.350% due 12/01/22	100,000	103,306
Verizon Communications Inc
0.750% due 03/22/24	535,000	535,744
0.850% due 11/20/25	100,000	97,929
1.450% due 03/20/26	40,000	40,022
1.500% due 09/18/30	90,000	82,738
1.750% due 01/20/31	100,000	93,206
2.100% due 03/22/28	60,000	60,289
2.550% due 03/21/31	140,000	139,995
2.650% due 11/20/40	450,000	411,848
2.875% due 11/20/50	100,000	89,049
2.987% due 10/30/56 ~	683,000	604,171
3.000% due 11/20/60	90,000	78,306
3.150% due 03/22/30	500,000	527,765
3.376% due 02/15/25	200,000	217,052
3.400% due 03/22/41	80,000	81,330
3.550% due 03/22/51	55,000	55,024
3.700% due 03/22/61	45,000	44,557
4.000% due 03/22/50	250,000	269,525
4.125% due 03/16/27	300,000	340,060
4.272% due 01/15/36	57,000	64,498
4.522% due 09/15/48	309,000	359,295
5.150% due 09/15/23	150,000	166,444
ViacomCBS Inc
2.900% due 01/15/27	50,000	52,623
3.375% due 02/15/28	55,000	58,483
3.875% due 04/01/24	100,000	107,775
4.200% due 05/19/32	300,000	335,786
4.375% due 03/15/43	70,000	75,643
5.900% due 10/15/40	50,000	63,369
6.875% due 04/30/36	100,000	138,103
7.875% due 07/30/30	100,000	139,500
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	344,852
5.000% due 05/30/38	40,000	48,312
5.125% due 06/19/59	100,000	121,858
5.250% due 05/30/48	75,000	93,855
6.150% due 02/27/37	150,000	200,347
7.875% due 02/15/30	50,000	70,434
Weibo Corp (China) 3.375% due 07/08/30	200,000	199,353
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	100,000	104,316

		30,480,850

Consumer, Cyclical - 1.6%

Advance Auto Parts Inc 1.750% due 10/01/27	20,000	19,729
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	121,425	121,287
American Honda Finance Corp
0.400% due 10/21/22	200,000	200,109
1.200% due 07/08/25	50,000	49,818
2.000% due 03/24/28	45,000	44,943

	Principal Amount	Value
2.900% due 02/16/24	$250,000	$265,629
3.625% due 10/10/23	25,000	26,874
Aptiv Corp 4.150% due 03/15/24	40,000	43,662
Aptiv PLC
4.250% due 01/15/26	50,000	56,245
4.400% due 10/01/46	100,000	107,331
AutoNation Inc 4.500% due 10/01/25	100,000	111,059
AutoZone Inc
1.650% due 01/15/31	85,000	77,951
3.750% due 06/01/27	100,000	110,523
Best Buy Co Inc 4.450% due 10/01/28	50,000	57,078
BorgWarner Inc 2.650% due 07/01/27	25,000	25,980
Choice Hotels International Inc 3.700% due 12/01/29	25,000	26,277
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	19,510	20,182
Costco Wholesale Corp
1.375% due 06/20/27	200,000	199,482
1.750% due 04/20/32	200,000	190,390
Cummins Inc
0.750% due 09/01/25	35,000	34,474
1.500% due 09/01/30	100,000	93,023
2.600% due 09/01/50	100,000	89,775
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	73,885
Darden Restaurants Inc 3.850% due 05/01/27	130,000	141,629
Delta Air Lines Pass Through Trust “AA”
2.000% due 12/10/29	48,505	48,698
3.204% due 10/25/25	25,000	25,941
Dollar General Corp
3.250% due 04/15/23	50,000	52,626
3.875% due 04/15/27	50,000	55,612
4.150% due 11/01/25	25,000	27,951
Dollar Tree Inc
3.700% due 05/15/23	45,000	47,791
4.200% due 05/15/28	45,000	50,507
General Motors Co
4.200% due 10/01/27	50,000	54,933
5.400% due 04/01/48	50,000	59,361
6.125% due 10/01/25	250,000	294,266
6.250% due 10/02/43	100,000	128,239
6.750% due 04/01/46	25,000	33,792
General Motors Financial Co Inc
1.250% due 01/08/26	500,000	490,934
3.500% due 11/07/24	100,000	107,366
3.550% due 07/08/22	350,000	362,649
3.600% due 06/21/30	350,000	369,614
3.700% due 05/09/23	200,000	210,769
3.950% due 04/13/24	100,000	107,668
4.000% due 10/06/26	50,000	54,588
4.150% due 06/19/23	250,000	268,303
Hasbro Inc
3.500% due 09/15/27	30,000	32,046
3.900% due 11/19/29	100,000	107,739
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,668
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34	15,000	16,237
Kohl’s Corp
3.250% due 02/01/23	100,000	103,611
4.250% due 07/17/25	50,000	54,801
5.550% due 07/17/45	50,000	56,803
Las Vegas Sands Corp
2.900% due 06/25/25	30,000	30,736
3.200% due 08/08/24	45,000	46,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.500% due 08/18/26	$30,000	$31,303
3.900% due 08/08/29	40,000	41,147
Leggett & Platt Inc 3.800% due 11/15/24	50,000	54,034
Lennar Corp 4.750% due 11/15/22	200,000	210,195
Lowe’s Cos Inc
1.300% due 04/15/28	20,000	19,029
1.700% due 10/15/30	20,000	18,803
2.625% due 04/01/31	100,000	100,499
3.000% due 10/15/50	15,000	14,017
3.120% due 04/15/22	100,000	102,206
3.500% due 04/01/51	50,000	51,091
3.650% due 04/05/29	35,000	38,337
3.700% due 04/15/46	250,000	261,449
3.875% due 09/15/23	100,000	107,301
4.500% due 04/15/30	250,000	288,586
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	28,052
Marriott International Inc
3.125% due 06/15/26	200,000	210,007
3.500% due 10/15/32	40,000	41,566
McDonald’s Corp
3.350% due 04/01/23	25,000	26,347
3.375% due 05/26/25	100,000	108,614
3.500% due 03/01/27	50,000	54,886
3.500% due 07/01/27	300,000	330,278
3.600% due 07/01/30	100,000	109,202
3.700% due 02/15/42	200,000	209,389
3.800% due 04/01/28	25,000	27,706
4.200% due 04/01/50	150,000	170,806
4.450% due 09/01/48	10,000	11,681
4.875% due 07/15/40	10,000	12,250
Mohawk Industries Inc 3.625% due 05/15/30	50,000	53,728
NIKE Inc
2.250% due 05/01/23	27,000	27,930
2.850% due 03/27/30	350,000	368,942
3.375% due 11/01/46	200,000	207,640
3.625% due 05/01/43	25,000	27,111
Nordstrom Inc due 08/01/31 # ~	20,000	20,026
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	103,734
4.350% due 06/01/28	100,000	113,473
PACCAR Financial Corp
2.300% due 08/10/22	100,000	102,699
3.400% due 08/09/23	25,000	26,634
PulteGroup Inc 5.500% due 03/01/26	200,000	233,730
Ralph Lauren Corp 3.750% due 09/15/25	50,000	55,050
Ross Stores Inc
0.875% due 04/15/26	100,000	96,848
1.875% due 04/15/31	100,000	93,936
Sands China Ltd (Macau) 3.800% due 01/08/26	350,000	373,509
Southwest Airlines Co 5.250% due 05/04/25	180,000	204,957
Starbucks Corp
2.450% due 06/15/26	50,000	52,427
3.500% due 03/01/28	100,000	108,493
3.500% due 11/15/50	200,000	200,769
3.550% due 08/15/29	100,000	109,439
3.750% due 12/01/47	35,000	35,927
4.300% due 06/15/45	35,000	38,633
4.450% due 08/15/49	100,000	116,220
Tapestry Inc 4.125% due 07/15/27	100,000	108,514
Target Corp
2.250% due 04/15/25	500,000	524,253
3.375% due 04/15/29	100,000	109,426

	Principal Amount	Value
The Home Depot Inc
1.375% due 03/15/31	$300,000	$277,799
2.125% due 09/15/26	100,000	104,413
2.375% due 03/15/51	200,000	171,988
2.700% due 04/01/23	100,000	104,097
2.700% due 04/15/30	300,000	312,983
3.000% due 04/01/26	25,000	27,060
3.350% due 09/15/25	45,000	49,217
3.500% due 09/15/56	55,000	56,840
3.900% due 12/06/28	40,000	45,874
4.200% due 04/01/43	300,000	349,447
4.500% due 12/06/48	100,000	122,641
5.875% due 12/16/36	75,000	103,482
Toyota Motor Credit Corp
0.350% due 10/14/22	50,000	50,028
0.450% due 07/22/22	100,000	100,214
0.800% due 10/16/25	50,000	49,162
1.150% due 05/26/22	50,000	50,546
1.150% due 08/13/27	120,000	116,394
1.350% due 08/25/23	50,000	51,055
1.800% due 02/13/25	50,000	51,399
2.150% due 02/13/30	100,000	99,397
2.625% due 01/10/23	100,000	104,089
2.650% due 04/12/22	250,000	256,110
3.200% due 01/11/27	100,000	108,753
3.350% due 01/08/24	100,000	107,920
United Airlines Pass-Through Trust ‘A’
2.875% due 04/07/30	126,212	128,500
3.100% due 01/07/30	40,766	41,796
4.000% due 10/11/27	74,540	77,281
5.875% due 04/15/29	87,824	97,562
Walgreen Co 3.100% due 09/15/22	75,000	77,761
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	32,306
4.650% due 06/01/46	20,000	21,456
4.800% due 11/18/44	165,000	183,092
Walmart Inc
2.650% due 12/15/24	100,000	107,087
2.850% due 07/08/24	90,000	96,624
2.950% due 09/24/49	500,000	493,246
3.050% due 07/08/26	65,000	70,678
3.250% due 07/08/29	80,000	87,580
3.300% due 04/22/24	300,000	323,151
3.400% due 06/26/23	50,000	53,348
3.700% due 06/26/28	100,000	112,539
3.950% due 06/28/38	25,000	28,936
4.050% due 06/29/48	65,000	77,101
Whirlpool Corp
4.600% due 05/15/50	50,000	57,725
4.750% due 02/26/29	60,000	69,595
WW Grainger Inc
1.850% due 02/15/25	25,000	25,780
3.750% due 05/15/46	50,000	52,430
4.600% due 06/15/45	20,000	24,133

		16,918,975

Consumer, Non-Cyclical - 4.7%

Abbott Laboratories
2.950% due 03/15/25	100,000	107,106
3.400% due 11/30/23	70,000	75,045
3.750% due 11/30/26	227,000	254,987
4.750% due 11/30/36	100,000	123,952
4.900% due 11/30/46	100,000	130,547
6.150% due 11/30/37	25,000	35,442
AbbVie Inc
2.300% due 11/21/22	425,000	437,429
2.600% due 11/21/24	80,000	84,507
2.850% due 05/14/23	50,000	52,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.950% due 11/21/26	$455,000	$484,797
3.200% due 11/06/22	70,000	72,653
3.200% due 05/14/26	100,000	108,105
3.200% due 11/21/29	175,000	186,297
3.250% due 10/01/22	100,000	103,464
3.600% due 05/14/25	175,000	190,753
3.800% due 03/15/25	70,000	76,531
4.050% due 11/21/39	70,000	78,475
4.250% due 11/21/49	300,000	340,042
4.300% due 05/14/36	50,000	57,768
4.400% due 11/06/42	125,000	145,497
4.500% due 05/14/35	160,000	188,066
4.625% due 10/01/42	100,000	117,767
4.700% due 05/14/45	50,000	59,352
4.750% due 03/15/45	330,000	395,240
Adventist Health System 3.630% due 03/01/49	15,000	15,554
Advocate Health & Hospitals Corp 3.387% due 10/15/49	50,000	51,116
Aetna Inc
2.750% due 11/15/22	125,000	128,790
2.800% due 06/15/23	25,000	26,088
3.500% due 11/15/24	100,000	108,069
3.875% due 08/15/47	30,000	31,482
4.125% due 11/15/42	100,000	108,936
Altria Group Inc
2.350% due 05/06/25	75,000	77,822
3.400% due 05/06/30	50,000	52,392
3.400% due 02/04/41	250,000	232,285
4.400% due 02/14/26	13,000	14,672
4.450% due 05/06/50	75,000	77,835
4.500% due 05/02/43	100,000	104,686
4.800% due 02/14/29	300,000	344,925
5.800% due 02/14/39	65,000	79,456
5.950% due 02/14/49	75,000	93,591
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	107,339
3.450% due 12/15/27	50,000	54,515
Amgen Inc
1.900% due 02/21/25	35,000	36,194
2.200% due 02/21/27	35,000	35,924
2.300% due 02/25/31	200,000	197,353
2.450% due 02/21/30	50,000	50,424
2.770% due 09/01/53 ~	311,000	275,863
3.200% due 11/02/27	50,000	54,212
3.375% due 02/21/50	250,000	250,354
3.625% due 05/22/24	100,000	108,012
4.400% due 05/01/45	100,000	116,041
5.150% due 11/15/41	174,000	219,444
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	500,000	550,095
4.700% due 02/01/36	1,025,000	1,202,691
Anheuser-Busch InBev Finance Inc (Belgium) 4.625% due 02/01/44	300,000	343,170
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	350,000	379,472
3.750% due 07/15/42	100,000	102,869
4.000% due 04/13/28	80,000	89,211
4.150% due 01/23/25	60,000	66,713
4.375% due 04/15/38	35,000	39,830
4.439% due 10/06/48	200,000	225,000
4.500% due 06/01/50	250,000	284,133
4.600% due 04/15/48	50,000	57,377
4.750% due 01/23/29	55,000	64,312
4.750% due 04/15/58	100,000	115,585
4.900% due 01/23/31	65,000	77,793
5.450% due 01/23/39	65,000	81,351
5.550% due 01/23/49	100,000	129,344
5.800% due 01/23/59	45,000	61,195

	Principal Amount	Value
Anthem Inc
2.550% due 03/15/31	$100,000	$100,148
2.950% due 12/01/22	50,000	51,953
3.300% due 01/15/23	75,000	78,744
3.350% due 12/01/24	400,000	432,870
3.600% due 03/15/51	30,000	31,110
3.650% due 12/01/27	30,000	33,134
4.375% due 12/01/47	30,000	34,612
4.625% due 05/15/42	100,000	118,405
4.650% due 01/15/43	50,000	59,547
Ascension Health 3.945% due 11/15/46	70,000	80,512
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	275,405
2.375% due 06/12/22	100,000	102,216
3.125% due 06/12/27	100,000	107,763
3.375% due 11/16/25	100,000	108,925
4.000% due 09/18/42	25,000	27,902
4.375% due 11/16/45	25,000	29,060
6.450% due 09/15/37	100,000	142,553
Automatic Data Processing Inc
1.250% due 09/01/30	40,000	36,677
3.375% due 09/15/25	25,000	27,536
Avery Dennison Corp 2.650% due 04/30/30	30,000	30,189
Banner Health
1.897% due 01/01/31	40,000	38,080
2.913% due 01/01/51	50,000	46,176
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	325,000	320,287
2.726% due 03/25/31	250,000	242,095
2.789% due 09/06/24	35,000	36,920
3.215% due 09/06/26	50,000	52,873
3.222% due 08/15/24	100,000	106,585
3.462% due 09/06/29	50,000	52,250
3.557% due 08/15/27	100,000	106,511
4.390% due 08/15/37	70,000	73,474
4.700% due 04/02/27	200,000	225,419
4.758% due 09/06/49	50,000	51,524
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	24,762
Baxalta Inc
4.000% due 06/23/25	15,000	16,642
5.250% due 06/23/45	9,000	11,638
Baxter International Inc 3.950% due 04/01/30 ~	150,000	168,989
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	188,761
Becton Dickinson and Co
2.823% due 05/20/30	70,000	71,845
3.363% due 06/06/24	50,000	53,734
3.734% due 12/15/24	129,000	140,979
3.794% due 05/20/50	350,000	372,848
4.669% due 06/06/47	50,000	59,780
Bestfoods 7.250% due 12/15/26	200,000	262,898
Biogen Inc
2.250% due 05/01/30	55,000	53,399
3.150% due 05/01/50	440,000	404,824
Boston Scientific Corp
2.650% due 06/01/30	350,000	353,665
4.000% due 03/01/29	70,000	77,916
4.550% due 03/01/39	50,000	58,935
4.700% due 03/01/49	70,000	84,748
Bristol-Myers Squibb Co
0.537% due 11/13/23	35,000	35,010
0.750% due 11/13/25	50,000	49,274
1.125% due 11/13/27	50,000	48,388
1.450% due 11/13/30	30,000	28,065
2.350% due 11/13/40	20,000	18,220
2.550% due 11/13/50	30,000	26,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.600% due 05/16/22	$50,000	$51,293
2.900% due 07/26/24	55,000	58,802
3.200% due 06/15/26	50,000	54,426
3.250% due 08/15/22	100,000	103,991
3.250% due 02/20/23	48,000	50,394
3.250% due 02/27/27	100,000	109,228
3.250% due 08/01/42	100,000	103,386
3.400% due 07/26/29	380,000	415,712
3.450% due 11/15/27	50,000	55,029
3.900% due 02/20/28	100,000	112,556
4.125% due 06/15/39	35,000	40,815
4.250% due 10/26/49	365,000	430,670
4.350% due 11/15/47	50,000	59,631
Brown-Forman Corp 4.500% due 07/15/45	40,000	48,653
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	56,727
3.250% due 08/15/26	20,000	21,281
3.750% due 09/25/27	30,000	32,953
California Institute of Technology 3.650% due 09/01/19	20,000	20,335
Campbell Soup Co
2.500% due 08/02/22	100,000	102,803
3.650% due 03/15/23	15,000	15,888
4.150% due 03/15/28	100,000	112,122
4.800% due 03/15/48	20,000	23,656
Cardinal Health Inc
2.616% due 06/15/22	50,000	51,193
3.079% due 06/15/24	50,000	53,177
3.410% due 06/15/27	100,000	108,198
3.750% due 09/15/25	50,000	54,827
4.368% due 06/15/47	50,000	54,446
4.900% due 09/15/45	50,000	57,716
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	102,492
Cigna Corp
0.613% due 03/15/24	40,000	39,848
1.250% due 03/15/26	65,000	64,213
2.375% due 03/15/31	60,000	59,067
2.400% due 03/15/30	120,000	119,079
3.050% due 10/15/27	30,000	32,127
3.200% due 03/15/40	85,000	85,239
3.400% due 03/15/50	65,000	64,033
3.400% due 03/15/51	40,000	39,400
3.750% due 07/15/23	40,000	42,792
3.875% due 10/15/47	50,000	53,574
4.125% due 11/15/25	45,000	50,206
4.375% due 10/15/28	80,000	91,612
4.800% due 08/15/38	60,000	71,842
4.900% due 12/15/48	555,000	681,451
Cintas Corp No 2
2.900% due 04/01/22	50,000	51,168
3.700% due 04/01/27	50,000	55,565
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	113,301
CommonSpirit Health 4.350% due 11/01/42	150,000	166,007
Conagra Brands Inc
3.200% due 01/25/23	41,000	42,591
4.300% due 05/01/24	15,000	16,548
4.600% due 11/01/25	35,000	39,764
4.850% due 11/01/28	45,000	52,438
5.300% due 11/01/38	50,000	61,830
5.400% due 11/01/48	40,000	51,255
Constellation Brands Inc
2.700% due 05/09/22	200,000	204,397
3.500% due 05/09/27	15,000	16,384
4.250% due 05/01/23	85,000	91,219
4.400% due 11/15/25	35,000	39,489
4.650% due 11/15/28	30,000	34,532
5.250% due 11/15/48	30,000	38,130

	Principal Amount	Value
CVS Health Corp
1.300% due 08/21/27	$335,000	$322,109
1.750% due 08/21/30	200,000	186,840
2.625% due 08/15/24	30,000	31,671
2.700% due 08/21/40	65,000	59,993
2.875% due 06/01/26	100,000	106,299
3.000% due 08/15/26	35,000	37,445
3.250% due 08/15/29	65,000	68,778
3.700% due 03/09/23	28,000	29,724
3.750% due 04/01/30	100,000	109,209
3.875% due 07/20/25	200,000	221,196
4.100% due 03/25/25	37,000	41,002
4.125% due 04/01/40	300,000	332,167
4.250% due 04/01/50	200,000	224,887
4.300% due 03/25/28	185,000	210,207
4.780% due 03/25/38	95,000	112,317
5.125% due 07/20/45	105,000	128,736
5.300% due 12/05/43	200,000	248,580
Danaher Corp
2.600% due 10/01/50	125,000	110,814
3.350% due 09/15/25	30,000	32,755
4.375% due 09/15/45	30,000	35,030
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	342,492
3.875% due 04/29/43	100,000	112,698
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	154,427
Dignity Health 5.267% due 11/01/64	100,000	125,050
Eli Lilly and Co
2.250% due 05/15/50	200,000	169,557
3.375% due 03/15/29	65,000	71,657
3.950% due 03/15/49	100,000	113,248
4.150% due 03/15/59	50,000	59,219
Equifax Inc 2.600% due 12/01/24	25,000	26,434
Flowers Foods Inc 2.400% due 03/15/31	45,000	43,954
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) 3.500% due 01/16/50	150,000	149,781
General Mills Inc
3.000% due 02/01/51 ~	60,000	56,259
3.200% due 02/10/27	100,000	108,299
3.700% due 10/17/23	40,000	42,926
4.200% due 04/17/28	50,000	56,505
Gilead Sciences Inc
0.750% due 09/29/23	45,000	45,057
1.200% due 10/01/27	45,000	43,197
1.650% due 10/01/30	40,000	37,590
2.600% due 10/01/40	450,000	414,444
2.800% due 10/01/50	100,000	89,050
2.950% due 03/01/27	100,000	106,403
3.650% due 03/01/26	100,000	109,906
4.150% due 03/01/47	75,000	83,525
4.600% due 09/01/35	45,000	53,112
4.750% due 03/01/46	50,000	60,575
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	93,519
6.375% due 05/15/38	100,000	146,723
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	125,000	125,197
2.850% due 05/08/22	200,000	205,626
3.375% due 06/01/29	250,000	272,060
Global Payments Inc 4.000% due 06/01/23	300,000	321,384
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	124,489
HCA Inc 4.125% due 06/15/29	35,000	38,826
4.500% due 02/15/27	60,000	67,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.750% due 05/01/23	$60,000	$64,690
5.125% due 06/15/39	50,000	60,161
5.250% due 04/15/25	70,000	79,992
5.250% due 06/15/26	75,000	86,256
5.250% due 06/15/49	100,000	122,658
5.500% due 06/15/47	75,000	93,494
Humana Inc
3.850% due 10/01/24	100,000	109,307
4.625% due 12/01/42	100,000	116,478
Ingredion Inc 3.200% due 10/01/26	100,000	107,902
Johnson & Johnson
0.550% due 09/01/25	400,000	396,951
1.300% due 09/01/30	70,000	65,894
2.050% due 03/01/23	50,000	51,451
2.100% due 09/01/40	65,000	58,866
2.250% due 09/01/50	100,000	89,245
2.450% due 03/01/26	50,000	53,236
3.400% due 01/15/38	50,000	54,974
3.500% due 01/15/48	65,000	71,520
3.550% due 03/01/36	25,000	27,982
3.625% due 03/03/37	132,000	149,366
3.700% due 03/01/46	25,000	27,983
3.750% due 03/03/47	50,000	56,286
4.850% due 05/15/41	50,000	63,655
5.950% due 08/15/37	100,000	141,306
Kaiser Foundation Hospitals
3.150% due 05/01/27	225,000	245,824
4.150% due 05/01/47	20,000	23,678
Kellogg Co
3.400% due 11/15/27	100,000	108,344
4.300% due 05/15/28	100,000	113,503
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	52,635
3.130% due 12/15/23	50,000	53,083
3.430% due 06/15/27	35,000	38,416
4.420% due 12/15/46	250,000	287,984
Kimberly-Clark Corp
1.050% due 09/15/27	25,000	24,293
3.050% due 08/15/25	50,000	53,993
3.950% due 11/01/28	10,000	11,392
6.625% due 08/01/37	100,000	149,528
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	109,647
4.700% due 02/01/45	50,000	56,889
Mass General Brigham Inc 3.342% due 07/01/60	30,000	30,742
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	153,359
Mayo Clinic due 11/15/61 #	100,000	100,094
McCormick & Co Inc
0.900% due 02/15/26	95,000	92,713
3.400% due 08/15/27	50,000	54,274
McKesson Corp 3.796% due 03/15/24	300,000	325,567
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	245,045
Medtronic Inc
3.500% due 03/15/25	119,000	130,594
4.625% due 03/15/45	65,000	82,098
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	53,019
Merck & Co Inc
0.750% due 02/24/26	350,000	345,758
2.400% due 09/15/22	100,000	102,501
3.400% due 03/07/29	200,000	221,053
3.600% due 09/15/42	300,000	326,482
4.150% due 05/18/43	100,000	117,599

	Principal Amount	Value
Molson Coors Beverage Co
4.200% due 07/15/46	$40,000	$41,760
5.000% due 05/01/42	100,000	115,643
Mondelez International Inc
1.500% due 02/04/31	40,000	36,665
1.875% due 10/15/32	300,000	280,257
2.625% due 09/04/50	25,000	21,564
Moody’s Corp
2.550% due 08/18/60	50,000	40,628
4.875% due 02/15/24	50,000	55,299
4.875% due 12/17/48	50,000	61,769
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	53,621
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	104,643
Northwestern University 3.662% due 12/01/57	25,000	28,210
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	50,000	51,089
2.400% due 09/21/22	75,000	77,444
3.000% due 11/20/25	100,000	108,063
3.100% due 05/17/27	30,000	32,651
3.400% due 05/06/24	150,000	162,633
4.000% due 11/20/45	100,000	115,597
NYU Langone Hospitals 4.368% due 07/01/47	25,000	28,930
PayPal Holdings Inc
1.350% due 06/01/23	35,000	35,638
1.650% due 06/01/25	315,000	321,113
2.300% due 06/01/30	55,000	54,551
3.250% due 06/01/50	65,000	64,915
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	14,979
PepsiCo Inc
0.750% due 05/01/23	85,000	85,844
1.625% due 05/01/30	60,000	57,430
2.250% due 05/02/22	50,000	51,019
2.375% due 10/06/26	55,000	58,479
2.750% due 03/01/23	100,000	104,490
2.750% due 04/30/25	100,000	106,671
2.750% due 03/19/30	500,000	521,251
3.100% due 07/17/22	50,000	51,613
3.450% due 10/06/46	60,000	63,604
3.500% due 07/17/25	50,000	54,905
3.600% due 03/01/24	71,000	77,121
3.625% due 03/19/50	250,000	276,258
4.000% due 05/02/47	35,000	39,357
4.600% due 07/17/45	35,000	43,108
PerkinElmer Inc
2.550% due 03/15/31	85,000	84,394
3.300% due 09/15/29	30,000	31,701
Pfizer Inc
0.800% due 05/28/25	30,000	29,804
1.700% due 05/28/30	350,000	338,651
2.550% due 05/28/40	25,000	23,883
2.625% due 04/01/30	250,000	259,712
2.700% due 05/28/50	25,000	23,454
3.000% due 12/15/26	100,000	108,859
3.200% due 09/15/23	50,000	53,280
3.400% due 05/15/24	150,000	162,793
3.600% due 09/15/28	100,000	110,846
3.900% due 03/15/39	25,000	28,461
4.100% due 09/15/38	50,000	58,197
4.200% due 09/15/48	35,000	41,360
Philip Morris International Inc
0.875% due 05/01/26	100,000	97,177
1.750% due 11/01/30	100,000	93,748
2.125% due 05/10/23	25,000	25,790
3.250% due 11/10/24	125,000	135,526
3.375% due 08/11/25	50,000	54,393
4.250% due 11/10/44	30,000	33,442
4.500% due 03/20/42	200,000	229,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.375% due 05/16/38	$100,000	$138,269
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	130,392
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	38,842
Quest Diagnostics Inc
2.800% due 06/30/31	70,000	71,242
2.950% due 06/30/30	55,000	56,922
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	63,215
4.000% due 03/18/29	100,000	110,416
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	362,587
Royalty Pharma PLC 3.300% due 09/02/40 ~	300,000	290,019
RWJ Barnabas Health Inc 3.477% due 07/01/49	25,000	25,647
S&P Global Inc 4.000% due 06/15/25	50,000	55,525
Sanofi (France) 3.375% due 06/19/23	100,000	106,661
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	269,534
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	235,628
SSM Health Care Corp 3.688% due 06/01/23	50,000	52,991
Stryker Corp
1.150% due 06/15/25	250,000	249,824
4.100% due 04/01/43	100,000	112,223
Sutter Health
2.294% due 08/15/30	55,000	54,073
3.361% due 08/15/50	55,000	54,577
Sysco Corp
2.600% due 06/12/22	100,000	102,529
3.250% due 07/15/27	50,000	53,867
3.550% due 03/15/25	50,000	54,104
3.750% due 10/01/25	25,000	27,254
4.450% due 03/15/48	50,000	56,560
4.500% due 04/01/46	25,000	28,158
4.850% due 10/01/45	15,000	17,809
Takeda Pharmaceutical Co Ltd (Japan)
3.175% due 07/09/50	250,000	239,445
4.400% due 11/26/23	100,000	109,391
5.000% due 11/26/28	100,000	118,496
The Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	230,452
The Coca-Cola Co
1.375% due 03/15/31	200,000	185,676
1.500% due 03/05/28	60,000	59,052
2.000% due 03/05/31	65,000	63,617
2.125% due 09/06/29	100,000	100,347
2.550% due 06/01/26	100,000	106,136
2.875% due 10/27/25	50,000	54,035
2.950% due 03/25/25	200,000	215,954
3.000% due 03/05/51	370,000	364,317
The Estee Lauder Cos Inc
1.950% due 03/15/31	45,000	43,670
2.000% due 12/01/24	10,000	10,424
2.375% due 12/01/29	10,000	10,138
3.125% due 12/01/49	15,000	15,232
3.150% due 03/15/27	50,000	54,200
4.150% due 03/15/47	30,000	34,877
The George Washington University 4.300% due 09/15/44	50,000	59,089
The Georgetown University 2.943% due 04/01/50	25,000	23,234
The Hershey Co
2.300% due 08/15/26	50,000	52,675
3.375% due 05/15/23	50,000	53,030

	Principal Amount	Value
The JM Smucker Co
2.375% due 03/15/30	$65,000	$64,247
3.550% due 03/15/50	50,000	50,798
The Johns Hopkins Health System Corp 3.837% due 05/15/46	50,000	56,889
The Kroger Co
2.800% due 08/01/22	100,000	102,881
3.500% due 02/01/26	50,000	54,615
3.950% due 01/15/50	100,000	108,338
4.650% due 01/15/48	100,000	116,480
5.150% due 08/01/43	25,000	30,648
The Leland Stanford Junior University 3.647% due 05/01/48	125,000	143,711
The New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	37,457
The Procter & Gamble Co
0.550% due 10/29/25	50,000	49,180
1.200% due 10/29/30	50,000	46,311
3.000% due 03/25/30	300,000	323,168
The Toledo Hospital
5.750% due 11/15/38	50,000	58,518
6.015% due 11/15/48	50,000	60,582
The Trustees of Princeton University
5.700% due 03/01/39	50,000	70,690
The University of Chicago
2.761% due 04/01/45	10,000	9,654
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	32,143
3.650% due 12/15/25	100,000	110,049
5.300% due 02/01/44	100,000	132,427
Tyson Foods Inc
4.000% due 03/01/26	15,000	16,654
4.350% due 03/01/29	20,000	22,797
4.500% due 06/15/22	300,000	311,587
5.100% due 09/28/48	10,000	12,682
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	101,953
5.900% due 11/15/32	50,000	67,548
UnitedHealth Group Inc
2.000% due 05/15/30	405,000	398,863
2.375% due 08/15/24	70,000	73,750
2.875% due 08/15/29	75,000	79,459
2.900% due 05/15/50	300,000	288,119
3.500% due 06/15/23	50,000	53,381
3.500% due 02/15/24	20,000	21,666
3.500% due 08/15/39	60,000	64,674
3.700% due 12/15/25	20,000	22,235
3.700% due 08/15/49	65,000	70,755
3.750% due 07/15/25	75,000	83,112
3.850% due 06/15/28	100,000	112,333
3.875% due 12/15/28	25,000	28,215
3.875% due 08/15/59	100,000	111,905
4.250% due 06/15/48	50,000	59,708
4.450% due 12/15/48	25,000	30,732
4.750% due 07/15/45	50,000	63,105
6.875% due 02/15/38	250,000	377,037
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	54,784
University of Southern California
2.805% due 10/01/50	50,000	48,314
3.028% due 10/01/39	50,000	53,245
Utah Acquisition Sub Inc 3.950% due 06/15/26	100,000	110,224
Verisk Analytics Inc 4.125% due 09/12/22	100,000	104,894
Viatris Inc 3.850% due 06/22/40 ~	400,000	410,164
Wyeth LLC
5.950% due 04/01/37	50,000	69,644
6.500% due 02/01/34	100,000	143,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	$170,000	$184,287
Zoetis Inc 3.250% due 02/01/23	300,000	312,809

		50,583,276

Energy - 2.2%

Baker Hughes a GE Co LLC
2.773% due 12/15/22	50,000	51,875
3.337% due 12/15/27	100,000	107,137
4.080% due 12/15/47	50,000	53,387
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	61,087
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	112,080
BP Capital Markets America Inc
1.749% due 08/10/30	130,000	122,952
2.750% due 05/10/23	250,000	262,128
2.772% due 11/10/50	130,000	113,692
3.000% due 02/24/50	150,000	137,746
3.119% due 05/04/26	25,000	26,917
3.224% due 04/14/24	100,000	107,391
3.588% due 04/14/27	100,000	109,702
3.790% due 02/06/24	355,000	385,308
4.234% due 11/06/28	400,000	454,089
Burlington Resources LLC 7.400% due 12/01/31	100,000	141,643
Canadian Natural Resources Ltd (Canada)
2.050% due 07/15/25	300,000	303,661
2.950% due 01/15/23	50,000	51,904
3.800% due 04/15/24	43,000	46,045
3.850% due 06/01/27	50,000	54,175
4.950% due 06/01/47	25,000	29,020
6.750% due 02/01/39	90,000	119,037
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	63,349
5.125% due 06/30/27	300,000	343,432
Chevron Corp
1.141% due 05/11/23	200,000	203,535
1.554% due 05/11/25	35,000	35,735
1.995% due 05/11/27	350,000	358,136
2.236% due 05/11/30	25,000	24,895
2.566% due 05/16/23	100,000	104,444
2.954% due 05/16/26	100,000	107,286
2.978% due 05/11/40	15,000	14,885
3.326% due 11/17/25	50,000	54,620
Chevron USA Inc
3.850% due 01/15/28	50,000	55,763
5.050% due 11/15/44	150,000	190,694
ConocoPhillips Co
4.300% due 08/15/28 ~	150,000	170,193
4.850% due 08/15/48 ~	350,000	425,702
4.950% due 03/15/26	50,000	58,057
6.950% due 04/15/29	100,000	133,131
Devon Energy Corp
5.000% due 06/15/45	105,000	114,986
5.850% due 12/15/25	50,000	58,336
Diamondback Energy Inc
2.875% due 12/01/24	65,000	68,603
3.500% due 12/01/29	100,000	103,860
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	95,467
5.875% due 09/18/23	50,000	55,293
5.875% due 05/28/45	200,000	213,796
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	216,452
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	68,078
Enbridge Inc (Canada) 2.500% due 01/15/25	50,000	52,167

	Principal Amount	Value
2.900% due 07/15/22	$100,000	$102,858
3.700% due 07/15/27	100,000	108,900
4.500% due 06/10/44	150,000	162,532
Energy Transfer Operating LP
2.900% due 05/15/25	40,000	41,664
3.750% due 05/15/30	310,000	319,961
4.050% due 03/15/25	100,000	108,124
4.200% due 04/15/27	100,000	109,118
4.900% due 02/01/24	100,000	109,220
5.000% due 05/15/50	500,000	518,316
5.250% due 04/15/29	25,000	28,476
5.300% due 04/15/47	100,000	105,915
5.950% due 10/01/43	100,000	111,526
6.125% due 12/15/45	200,000	230,683
6.500% due 02/01/42	100,000	119,613
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	105,645
4.150% due 10/16/28	50,000	56,407
4.200% due 01/31/50	450,000	480,719
4.250% due 02/15/48	25,000	26,640
4.800% due 02/01/49	50,000	57,507
5.375% due 02/15/78	300,000	301,226
6.125% due 10/15/39	115,000	150,654
6.875% due 03/01/33	150,000	201,021
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	124,847
2.450% due 01/17/23	100,000	103,777
3.950% due 05/15/43	300,000	325,647
Exxon Mobil Corp
1.571% due 04/15/23	600,000	614,952
1.902% due 08/16/22	20,000	20,451
2.019% due 08/16/24	50,000	52,088
2.440% due 08/16/29	50,000	50,805
2.610% due 10/15/30	250,000	255,076
2.995% due 08/16/39	50,000	48,772
3.043% due 03/01/26	150,000	161,963
3.176% due 03/15/24	200,000	214,279
3.452% due 04/15/51	200,000	202,344
4.114% due 03/01/46	65,000	71,540
4.327% due 03/19/50	300,000	344,929
Halliburton Co
3.800% due 11/15/25	15,000	16,506
4.850% due 11/15/35	50,000	56,249
5.000% due 11/15/45	342,000	382,111
7.450% due 09/15/39	25,000	35,042
Hess Corp
4.300% due 04/01/27	50,000	54,548
5.600% due 02/15/41	50,000	57,788
5.800% due 04/01/47	50,000	59,707
7.125% due 03/15/33	50,000	63,804
HollyFrontier Corp 2.625% due 10/01/23	45,000	46,396
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	102,357
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	104,055
4.150% due 02/01/24	100,000	108,670
Kinder Morgan Inc
2.000% due 02/15/31	210,000	195,615
3.250% due 08/01/50	220,000	193,227
4.300% due 03/01/28	300,000	335,815
5.300% due 12/01/34	70,000	82,751
5.550% due 06/01/45	350,000	419,418
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	50,015
4.250% due 09/15/46	70,000	71,459
5.000% due 03/01/26	50,000	57,385
Marathon Oil Corp
2.800% due 11/01/22	34,000	34,883
3.850% due 06/01/25	50,000	53,626
4.400% due 07/15/27	100,000	110,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.200% due 06/01/45	$50,000	$54,655
Marathon Petroleum Corp
3.800% due 04/01/28	30,000	32,440
4.500% due 04/01/48	25,000	26,506
4.750% due 12/15/23	150,000	164,887
5.125% due 12/15/26	50,000	58,389
6.500% due 03/01/41	100,000	133,107
MPLX LP
2.650% due 08/15/30	45,000	44,152
3.375% due 03/15/23	25,000	26,204
4.250% due 12/01/27	250,000	281,442
4.500% due 04/15/38	30,000	32,832
4.700% due 04/15/48	45,000	48,837
4.875% due 12/01/24	250,000	280,691
4.900% due 04/15/58	15,000	16,034
NOV Inc 3.950% due 12/01/42	100,000	91,100
ONEOK Inc 2.200% due 09/15/25	25,000	25,481
3.100% due 03/15/30	25,000	25,203
4.000% due 07/13/27	130,000	141,162
4.350% due 03/15/29	100,000	109,151
4.500% due 03/15/50	25,000	25,123
4.550% due 07/15/28	50,000	55,086
4.950% due 07/13/47	50,000	52,454
5.200% due 07/15/48	25,000	27,391
ONEOK Partners LP 3.375% due 10/01/22	100,000	103,356
Phillips 66
0.900% due 02/15/24	35,000	35,014
1.300% due 02/15/26	20,000	19,795
4.300% due 04/01/22	100,000	103,791
4.650% due 11/15/34	200,000	229,271
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	52,065
3.550% due 10/01/26	50,000	53,509
4.900% due 10/01/46	25,000	27,491
Pioneer Natural Resources Co
2.150% due 01/15/31	35,000	33,118
4.450% due 01/15/26	50,000	56,327
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	164,707
4.650% due 10/15/25	100,000	109,636
4.700% due 06/15/44	50,000	47,737
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	230,464
5.625% due 03/01/25	165,000	188,759
Schlumberger Investment SA
2.650% due 06/26/30	100,000	100,804
3.650% due 12/01/23	42,000	45,106
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	100,000	100,153
2.375% due 08/21/22	100,000	102,858
2.375% due 04/06/25	200,000	211,009
2.500% due 09/12/26	50,000	52,571
2.750% due 04/06/30	85,000	87,886
2.875% due 05/10/26	100,000	106,824
3.250% due 05/11/25	100,000	108,114
3.250% due 04/06/50	100,000	98,155
3.625% due 08/21/42	100,000	107,944
3.750% due 09/12/46	50,000	53,520
4.000% due 05/10/46	100,000	111,712
4.125% due 05/11/35	263,000	299,516
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	21,524
Suncor Energy Inc (Canada)
4.000% due 11/15/47	70,000	71,076
6.800% due 05/15/38	200,000	274,308
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	103,860
3.900% due 07/15/26	100,000	107,725

	Principal Amount	Value
TC PipeLines LP 3.900% due 05/25/27	$20,000	$21,724
The Williams Cos Inc
3.700% due 01/15/23	25,000	26,156
3.750% due 06/15/27	50,000	54,548
4.550% due 06/24/24	85,000	93,727
5.100% due 09/15/45	100,000	114,928
5.750% due 06/24/44	35,000	42,985
6.300% due 04/15/40	20,000	25,762
Total Capital International SA (France)
2.434% due 01/10/25	50,000	52,470
2.829% due 01/10/30	50,000	52,042
3.127% due 05/29/50	100,000	94,407
3.461% due 07/12/49	50,000	50,273
3.700% due 01/15/24	200,000	217,683
Total Capital SA (France) 3.883% due 10/11/28	25,000	28,215
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	102,859
3.750% due 10/16/23	100,000	106,729
4.100% due 04/15/30	200,000	223,186
4.250% due 05/15/28	50,000	56,253
5.100% due 03/15/49	50,000	61,327
7.625% due 01/15/39	50,000	74,874
Transcontinental Gas Pipe Line Co LLC
3.250% due 05/15/30	25,000	26,309
3.950% due 05/15/50	250,000	256,658
4.000% due 03/15/28	50,000	55,579
4.450% due 08/01/42	150,000	164,190
Valero Energy Corp
2.150% due 09/15/27	100,000	98,130
3.400% due 09/15/26	100,000	107,007
6.625% due 06/15/37	150,000	195,371
Valero Energy Partners LP 4.375% due 12/15/26	65,000	72,962

		22,930,049

Financial - 10.0%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	157,266
4.500% due 09/15/23	150,000	161,414
6.500% due 07/15/25	250,000	291,553
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	54,206
Aflac Inc 3.625% due 06/15/23	200,000	214,239
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	396,951
1.625% due 09/16/22	85,000	86,750
Air Lease Corp
2.300% due 02/01/25	100,000	102,232
2.625% due 07/01/22	50,000	51,099
2.750% due 01/15/23	100,000	103,073
3.000% due 02/01/30	100,000	98,021
3.250% due 03/01/25	100,000	105,420
3.875% due 07/03/23	150,000	159,551
Aircastle Ltd
4.125% due 05/01/24	30,000	31,718
5.000% due 04/01/23	30,000	31,994
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	51,083
3.375% due 08/15/31	60,000	63,350
3.950% due 01/15/27	25,000	27,901
4.000% due 02/01/50	100,000	106,965
4.500% due 07/30/29	20,000	23,026
Alleghany Corp 4.950% due 06/27/22	100,000	105,329
Ally Financial Inc
1.450% due 10/02/23	85,000	86,317
3.050% due 06/05/23	65,000	68,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.800% due 05/01/25	$200,000	$232,040
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	109,443
American Express CoA
2.500% due 07/30/24	35,000	36,969
2.650% due 12/02/22	150,000	155,629
3.000% due 10/30/24	50,000	53,672
3.700% due 08/03/23	100,000	107,080
4.050% due 12/03/42	125,000	139,416
American Express Credit Corp 3.300% due 05/03/27	415,000	454,410
American Financial Group Inc 4.500% due 06/15/47	50,000	55,993
American International Group Inc
3.400% due 06/30/30	100,000	106,420
3.750% due 07/10/25	35,000	38,253
3.875% due 01/15/35	100,000	108,967
4.200% due 04/01/28	100,000	112,436
4.375% due 06/30/50	100,000	114,345
4.375% due 01/15/55	100,000	111,900
4.500% due 07/16/44	100,000	113,473
4.700% due 07/10/35	50,000	58,866
4.800% due 07/10/45	50,000	59,269
American Tower Corp REIT
1.875% due 10/15/30	200,000	187,345
2.900% due 01/15/30	50,000	50,923
2.950% due 01/15/25	100,000	106,391
3.100% due 06/15/50	50,000	46,049
3.375% due 10/15/26	100,000	108,223
3.600% due 01/15/28	100,000	108,101
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	108,710
Aon Corp 4.500% due 12/15/28	200,000	229,305
Arch Capital Group Ltd 3.635% due 06/30/50	200,000	200,915
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	246,213
Ares Capital Corp
2.150% due 07/15/26	350,000	341,091
3.250% due 07/15/25	50,000	51,627
3.500% due 02/10/23	50,000	52,157
Asian Development Bank (Multi-National)
0.250% due 07/14/23	135,000	134,861
0.500% due 02/04/26	400,000	391,177
0.625% due 04/07/22	350,000	351,665
0.625% due 04/29/25	500,000	498,390
1.500% due 10/18/24	150,000	154,963
1.750% due 08/14/26	250,000	259,110
2.625% due 01/12/27	200,000	216,405
2.750% due 01/19/28	100,000	108,511
3.125% due 09/26/28	200,000	222,068
Assurant Inc 4.900% due 03/27/28	100,000	114,055
Athene Holding Ltd 3.500% due 01/15/31	20,000	20,577
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	256,688
AvalonBay Communities Inc REIT
2.450% due 01/15/31	105,000	104,813
2.950% due 09/15/22	35,000	36,042
3.350% due 05/15/27	25,000	27,178
4.150% due 07/01/47	50,000	56,679
AXA SA (France) 8.600% due 12/15/30	75,000	114,714
Banco Santander SA (Spain)
2.706% due 06/27/24	200,000	211,129
2.749% due 12/03/30	200,000	190,665
3.500% due 04/11/22	300,000	309,095

	Principal Amount	Value
Bank of America Corp
0.810% due 10/24/24	$100,000	$100,298
1.197% due 10/24/26	100,000	98,747
1.319% due 06/19/26	500,000	498,780
1.486% due 05/19/24	200,000	203,408
1.658% due 03/11/27	100,000	100,373
1.922% due 10/24/31	100,000	94,188
2.015% due 02/13/26	100,000	102,482
2.456% due 10/22/25	50,000	52,436
2.496% due 02/13/31	100,000	99,197
2.503% due 10/21/22	150,000	151,787
2.592% due 04/29/31	500,000	499,558
2.651% due 03/11/32	100,000	100,342
2.676% due 06/19/41	350,000	328,390
2.816% due 07/21/23	200,000	205,929
2.831% due 10/24/51	25,000	22,997
2.884% due 10/22/30	50,000	51,460
3.004% due 12/20/23	200,000	208,079
3.248% due 10/21/27	150,000	161,345
3.300% due 01/11/23	350,000	367,794
3.366% due 01/23/26	100,000	107,716
3.419% due 12/20/28	169,000	181,595
3.458% due 03/15/25	150,000	161,134
3.483% due 03/13/52	100,000	102,089
3.500% due 04/19/26	150,000	164,552
3.550% due 03/05/24	100,000	105,537
3.593% due 07/21/28	100,000	108,591
3.824% due 01/20/28	300,000	329,756
3.875% due 08/01/25	100,000	110,539
3.946% due 01/23/49	100,000	109,597
3.950% due 04/21/25	200,000	219,457
3.970% due 03/05/29	100,000	110,321
4.078% due 04/23/40	200,000	221,788
4.083% due 03/20/51	350,000	389,291
4.183% due 11/25/27	100,000	111,292
4.450% due 03/03/26	85,000	95,605
4.750% due 04/21/45	85,000	101,909
6.110% due 01/29/37	250,000	331,774
7.750% due 05/14/38	200,000	307,401
Bank of Montreal (Canada)
0.450% due 12/08/23	145,000	144,582
0.949% due 01/22/27	100,000	97,461
2.050% due 11/01/22	60,000	61,656
2.350% due 09/11/22	150,000	154,678
3.300% due 02/05/24	100,000	107,322
Bank of New York Mellon Corp 0.350% due 12/07/23	210,000	209,889
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	400,000	405,589
Barclays PLC (United Kingdom)
1.007% due 12/10/24	300,000	299,872
2.645% due 06/24/31	200,000	196,826
4.337% due 01/10/28	300,000	333,186
4.375% due 01/12/26	200,000	223,122
4.950% due 01/10/47	200,000	242,099
Berkshire Hathaway Finance Corp
1.450% due 10/15/30	80,000	74,761
2.500% due 01/15/51	410,000	353,190
2.850% due 10/15/50	90,000	83,113
4.300% due 05/15/43	200,000	236,201
5.750% due 01/15/40	25,000	34,410
Berkshire Hathaway Inc
2.750% due 03/15/23	350,000	365,791
3.000% due 02/11/23	50,000	52,438
BlackRock Inc
1.900% due 01/28/31	15,000	14,528
2.400% due 04/30/30	45,000	45,726
3.200% due 03/15/27	56,000	61,474
3.250% due 04/30/29	60,000	65,032
Blackstone Secured Lending Fund 2.750% due 09/16/26 ~	100,000	99,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Boston Properties LP 2.550% due 04/01/32	$250,000	$239,897
Boston Properties LP REIT 3.250% due 01/30/31	150,000	155,478
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	53,052
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	105,878
4.700% due 06/22/47	50,000	51,095
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	105,742
4.050% due 07/01/30	10,000	10,784
4.125% due 06/15/26	50,000	55,281
Brookfield Finance Inc (Canada)
3.500% due 03/30/51	50,000	47,867
4.000% due 04/01/24	50,000	54,344
4.700% due 09/20/47	50,000	57,108
4.850% due 03/29/29	100,000	115,710
Brown & Brown Inc 4.500% due 03/15/29	50,000	56,243
Camden Property Trust REIT
3.150% due 07/01/29	30,000	31,772
4.100% due 10/15/28	20,000	22,448
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	100,000	99,647
0.950% due 10/23/25	20,000	19,636
2.606% due 07/22/23	50,000	51,350
3.100% due 04/02/24	150,000	159,846
Capital One Financial Corp
3.200% due 02/05/25	200,000	213,439
3.300% due 10/30/24	100,000	107,869
3.750% due 07/28/26	250,000	271,811
3.750% due 03/09/27	50,000	54,931
3.800% due 01/31/28	200,000	220,025
CBRE Services Inc 4.875% due 03/01/26	100,000	115,021
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	106,505
Chubb INA Holdings Inc
1.375% due 09/15/30	250,000	228,586
2.700% due 03/13/23	25,000	26,089
3.150% due 03/15/25	100,000	107,680
4.150% due 03/13/43	25,000	28,627
Citigroup Inc
0.776% due 10/30/24	100,000	99,957
1.122% due 01/28/27	750,000	733,970
2.572% due 06/03/31	600,000	600,018
2.666% due 01/29/31	150,000	150,886
2.700% due 10/27/22	100,000	103,251
2.876% due 07/24/23	200,000	206,051
2.976% due 11/05/30	100,000	103,497
3.106% due 04/08/26	600,000	640,962
3.400% due 05/01/26	100,000	108,701
3.520% due 10/27/28	100,000	108,233
3.668% due 07/24/28	100,000	109,424
3.750% due 06/16/24	100,000	109,056
3.875% due 03/26/25	100,000	109,053
3.878% due 01/24/39	100,000	108,278
3.887% due 01/10/28	100,000	110,004
4.000% due 08/05/24	50,000	54,654
4.125% due 07/25/28	100,000	110,733
4.300% due 11/20/26	100,000	111,688
4.750% due 05/18/46	50,000	59,678
5.300% due 05/06/44	400,000	506,974
6.125% due 08/25/36	100,000	133,075
CME Group Inc
3.000% due 09/15/22	50,000	51,940
3.000% due 03/15/25	50,000	53,487
3.750% due 06/15/28	100,000	111,313
4.150% due 06/15/48	50,000	60,121

	Principal Amount	Value
CNA Financial Corp
3.450% due 08/15/27	$100,000	$109,115
4.500% due 03/01/26	50,000	56,564
Comerica Bank 4.000% due 07/27/25	250,000	276,862
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	248,800
3.375% due 05/21/25	250,000	272,917
5.250% due 05/24/41	200,000	259,444
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	206,986
Corporate Office Properties LP REIT 2.250% due 03/15/26	35,000	35,607
Council Of Europe Development Bank (France)
0.250% due 10/20/23	250,000	249,383
2.625% due 02/13/23	60,000	62,660
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	500,000	502,880
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	269,674
3.800% due 09/15/22	250,000	260,458
Crown Castle International Corp 2.100% due 04/01/31	200,000	189,003
Crown Castle International Corp REIT
3.150% due 07/15/23	30,000	31,791
3.200% due 09/01/24	35,000	37,620
3.250% due 01/15/51	200,000	184,435
3.650% due 09/01/27	35,000	38,194
3.700% due 06/15/26	35,000	38,314
3.800% due 02/15/28	50,000	54,533
4.000% due 03/01/27	40,000	44,351
4.300% due 02/15/29	60,000	67,321
4.450% due 02/15/26	35,000	39,441
4.750% due 05/15/47	25,000	28,601
CubeSmart LP REIT
2.000% due 02/15/31	15,000	14,063
3.125% due 09/01/26	50,000	53,224
CyrusOne LP REIT 3.450% due 11/15/29	60,000	61,782
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	351,112
2.222% due 09/18/24	150,000	154,062
3.700% due 05/30/24	285,000	305,073
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	55,165
4.450% due 07/15/28	100,000	113,255
Discover Bank
3.350% due 02/06/23	250,000	261,688
3.450% due 07/27/26	250,000	270,733
Duke Realty LP REIT
1.750% due 02/01/31	20,000	18,611
2.875% due 11/15/29	40,000	41,110
3.375% due 12/15/27	60,000	65,618
Enstar Group Ltd 4.950% due 06/01/29	25,000	28,035
Equinix Inc REIT
2.150% due 07/15/30	350,000	333,036
2.625% due 11/18/24	65,000	68,523
5.375% due 05/15/27	50,000	53,780
Equitable Holdings Inc 4.350% due 04/20/28	300,000	336,214
ERP Operating LP REIT
2.850% due 11/01/26	70,000	74,655
3.500% due 03/01/28	100,000	108,169
4.500% due 06/01/45	75,000	87,713
Essex Portfolio LP REIT
2.650% due 03/15/32	30,000	29,560
3.375% due 04/15/26	50,000	54,152
3.875% due 05/01/24	50,000	54,070
4.000% due 03/01/29	25,000	27,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
European Bank for Reconstruction & Development (United Kingdom) 0.250% due 07/10/23	$250,000	$249,618
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	864,033
0.375% due 03/26/26	300,000	291,049
0.625% due 10/21/27	250,000	238,387
1.250% due 02/14/31	300,000	283,266
1.375% due 05/15/23	125,000	128,042
1.625% due 03/14/25	230,000	238,614
1.625% due 10/09/29	195,000	194,460
2.250% due 06/24/24	250,000	264,185
2.375% due 06/15/22	400,000	410,561
2.875% due 08/15/23	450,000	477,625
3.125% due 12/14/23	200,000	214,917
Federal Realty Investment Trust REIT
1.250% due 02/15/26	300,000	296,435
3.950% due 01/15/24	50,000	54,300
4.500% due 12/01/44	50,000	55,551
Fidelity National Financial Inc
3.400% due 06/15/30	200,000	209,148
4.500% due 08/15/28	50,000	56,299
Fifth Third Bancorp
2.550% due 05/05/27	60,000	62,489
8.250% due 03/01/38	25,000	40,403
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,876
FS KKR Capital Corp 4.125% due 02/01/25	50,000	51,437
GE Capital Funding LLC 4.400% due 05/15/30 ~	200,000	226,599
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	473,307
Globe Life Inc 4.550% due 09/15/28	50,000	57,550
GLP Capital LP REIT
4.000% due 01/15/31	50,000	51,767
5.250% due 06/01/25	25,000	28,090
5.375% due 11/01/23	25,000	27,373
5.375% due 04/15/26	50,000	56,236
5.750% due 06/01/28	25,000	28,912
Golub Capital BDC Inc 2.500% due 08/24/26	60,000	58,757
Healthcare Realty Trust REIT 2.400% due 03/15/30	25,000	24,396
Healthcare Trust of America Holdings LP REIT
2.000% due 03/15/31	25,000	23,308
3.100% due 02/15/30	50,000	51,676
Healthpeak Properties Inc REIT
2.875% due 01/15/31	200,000	201,960
3.000% due 01/15/30	100,000	103,231
3.400% due 02/01/25	100,000	107,564
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	21,665
4.200% due 04/15/29	50,000	54,371
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	24,825
3.500% due 09/15/30	100,000	100,592
3.750% due 10/15/23	100,000	105,919
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	492,422
1.645% due 04/18/26	250,000	250,299
2.357% due 08/18/31	250,000	240,795
2.848% due 06/04/31	200,000	200,260
3.803% due 03/11/25	200,000	216,061
3.900% due 05/25/26	200,000	220,683
3.973% due 05/22/30	290,000	314,139
4.250% due 08/18/25	200,000	220,132
4.375% due 11/23/26	200,000	222,927
6.800% due 06/01/38	150,000	205,952

	Principal Amount	Value
HSBC USA Inc 3.500% due 06/23/24	$250,000	$270,366
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	56,036
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	316,628
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	229,055
Inter-American Development Bank (Multi-National)
0.500% due 05/24/23	500,000	502,637
0.625% due 07/15/25	700,000	693,676
1.125% due 01/13/31	150,000	140,223
1.750% due 04/14/22	300,000	304,805
1.750% due 03/14/25	300,000	312,203
2.000% due 06/02/26	150,000	156,998
2.000% due 07/23/26	100,000	104,650
2.500% due 01/18/23	200,000	208,219
2.625% due 01/16/24	150,000	159,220
3.200% due 08/07/42	100,000	109,904
Intercontinental Exchange Inc
0.700% due 06/15/23	45,000	45,175
1.850% due 09/15/32	65,000	59,655
2.350% due 09/15/22	100,000	102,689
2.650% due 09/15/40	65,000	60,312
3.000% due 09/15/60	65,000	57,950
3.100% due 09/15/27	100,000	108,455
4.000% due 10/15/23	100,000	108,626
International Bank for Reconstruction & Development (Multi-National)
1.875% due 06/19/23	300,000	310,711
0.250% due 11/24/23	50,000	49,879
0.375% due 07/28/25	350,000	342,945
0.500% due 10/28/25	200,000	196,436
0.625% due 04/22/25	500,000	498,284
0.750% due 11/24/27	195,000	186,787
0.875% due 05/14/30	350,000	323,930
1.250% due 02/10/31	500,000	473,754
1.625% due 01/15/25	150,000	155,521
1.750% due 10/23/29	100,000	100,306
2.125% due 07/01/22	500,000	512,034
2.125% due 02/13/23	100,000	103,567
2.500% due 03/19/24	200,000	212,306
3.000% due 09/27/23	250,000	266,382
3.125% due 11/20/25	50,000	54,971
7.625% due 01/19/23	100,000	113,226
International Finance Corp (Multi-National)
0.750% due 08/27/30	250,000	227,172
1.375% due 10/16/24	90,000	92,463
2.875% due 07/31/23	130,000	137,766
Invesco Finance PLC 5.375% due 11/30/43	200,000	248,113
Jefferies Group LLC
2.750% due 10/15/32	40,000	39,280
5.125% due 01/20/23	150,000	161,847
JPMorgan Chase & Co
1.040% due 02/04/27	500,000	487,896
1.045% due 11/19/26	100,000	97,714
1.514% due 06/01/24	350,000	357,377
1.764% due 11/19/31	100,000	93,351
2.083% due 04/22/26	250,000	256,916
2.182% due 06/01/28	650,000	657,528
2.301% due 10/15/25	615,000	640,501
2.525% due 11/19/41	100,000	91,803
2.739% due 10/15/30	75,000	76,311
2.776% due 04/25/23	175,000	179,266
2.956% due 05/13/31	65,000	66,281
3.109% due 04/22/51	250,000	245,304
3.200% due 06/15/26	100,000	108,178
3.207% due 04/01/23	115,000	118,138
3.250% due 09/23/22	400,000	417,471
3.509% due 01/23/29	185,000	200,227
3.540% due 05/01/28	100,000	108,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.559% due 04/23/24	$75,000	$79,509
3.625% due 05/13/24	200,000	218,113
3.702% due 05/06/30	150,000	163,610
3.882% due 07/24/38	150,000	166,660
3.964% due 11/15/48	100,000	110,467
4.023% due 12/05/24	200,000	217,067
4.032% due 07/24/48	150,000	168,434
4.452% due 12/05/29	150,000	171,933
5.500% due 10/15/40	100,000	131,338
5.600% due 07/15/41	100,000	134,053
6.400% due 05/15/38	300,000	426,097
KeyCorp
2.250% due 04/06/27	350,000	359,266
4.150% due 10/29/25	30,000	33,645
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	104,401
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	104,856
3.700% due 10/01/49	25,000	25,152
4.125% due 12/01/46	50,000	53,117
Kreditanstalt fuer Wiederaufbau (Germany)
due 06/29/37	200,000	138,343
0.250% due 10/19/23	400,000	399,344
0.375% due 07/18/25	250,000	245,156
0.625% due 01/22/26	730,000	718,067
1.375% due 08/05/24	400,000	411,426
1.625% due 02/15/23	250,000	256,623
1.750% due 08/22/22	200,000	204,346
1.750% due 09/14/29	100,000	100,502
2.000% due 10/04/22	250,000	256,797
2.125% due 01/17/23	650,000	672,253
2.375% due 12/29/22	350,000	363,231
2.500% due 11/20/24	375,000	400,605
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	200,000	183,928
1.750% due 07/27/26	100,000	103,506
3.125% due 11/14/23	200,000	214,285
Lazard Group LLC
3.625% due 03/01/27	50,000	53,957
4.375% due 03/11/29	50,000	55,748
Legg Mason Inc 4.750% due 03/15/26	50,000	57,515
Life Storage LP REIT 4.000% due 06/15/29	100,000	108,476
Lincoln National Corp
3.625% due 12/12/26	150,000	165,135
3.800% due 03/01/28	35,000	38,725
4.000% due 09/01/23	15,000	16,227
4.350% due 03/01/48	25,000	27,765
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	300,000	302,965
3.870% due 07/09/25	500,000	544,551
4.050% due 08/16/23	200,000	215,861
4.582% due 12/10/25	200,000	223,497
Loews Corp 2.625% due 05/15/23	150,000	155,537
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	255,717
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	56,419
5.375% due 03/04/46	50,000	65,576
Markel Corp
3.500% due 11/01/27	50,000	54,923
5.000% due 05/20/49	30,000	37,152
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	81,456
3.750% due 03/14/26	100,000	110,396
4.200% due 03/01/48	100,000	116,199
4.375% due 03/15/29	70,000	80,337
Mastercard Inc
1.900% due 03/15/31	100,000	98,426

	Principal Amount	Value
2.950% due 11/21/26	$50,000	$54,013
2.950% due 06/01/29	50,000	53,671
2.950% due 03/15/51	45,000	44,403
3.650% due 06/01/49	50,000	54,670
3.800% due 11/21/46	50,000	55,337
3.950% due 02/26/48	15,000	17,015
MetLife Inc
4.550% due 03/23/30	350,000	408,627
5.700% due 06/15/35	100,000	135,154
5.875% due 02/06/41	200,000	275,912
6.375% due 06/15/34	100,000	140,841
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	108,952
3.950% due 03/15/29	25,000	27,625
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	350,000	350,482
2.048% due 07/17/30	200,000	192,740
2.665% due 07/25/22	100,000	102,899
3.455% due 03/02/23	50,000	52,750
3.677% due 02/22/27	100,000	111,051
3.761% due 07/26/23	150,000	160,773
3.777% due 03/02/25	50,000	54,687
3.850% due 03/01/26	200,000	220,968
3.961% due 03/02/28	50,000	55,667
4.050% due 09/11/28	150,000	167,823
Mizuho Financial Group Inc (Japan)
1.241% due 07/10/24	200,000	202,147
2.201% due 07/10/31	200,000	193,407
2.601% due 09/11/22	200,000	205,899
3.663% due 02/28/27	200,000	220,171
3.922% due 09/11/24	200,000	214,788
Morgan Stanley
0.560% due 11/10/23	75,000	75,042
0.864% due 10/21/25	70,000	69,671
1.794% due 02/13/32	65,000	60,723
1.928% due 04/28/32	400,000	378,224
2.188% due 04/28/26	500,000	516,917
2.699% due 01/22/31	445,000	453,331
2.720% due 07/22/25	565,000	596,312
2.750% due 05/19/22	85,000	87,314
2.802% due 01/25/52	400,000	368,910
3.125% due 07/27/26	70,000	75,377
3.591% due 07/22/28	100,000	109,111
3.622% due 04/01/31	200,000	217,400
3.625% due 01/20/27	300,000	329,435
3.737% due 04/24/24	90,000	95,709
4.300% due 01/27/45	100,000	117,341
4.350% due 09/08/26	90,000	101,762
4.431% due 01/23/30	95,000	108,849
4.457% due 04/22/39	150,000	175,911
4.875% due 11/01/22	100,000	106,657
5.597% due 03/24/51	100,000	139,500
7.250% due 04/01/32	100,000	140,723
Nasdaq Inc
1.650% due 01/15/31	150,000	137,361
2.500% due 12/21/40	150,000	132,013
National Australia Bank Ltd (Australia) 3.000% due 01/20/23	200,000	209,274
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	249,462
National Retail Properties Inc REIT 4.300% due 10/15/28	35,000	39,058
Natwest Group PLC (United Kingdom)
3.073% due 05/22/28	200,000	208,398
3.875% due 09/12/23	250,000	268,189
3.032% due 11/28/35	350,000	334,365
Nomura Holdings Inc (Japan) 1.851% due 07/16/25	200,000	199,741
Nordic Investment Bank (Multi-National)
0.375% due 05/19/23	250,000	250,523
0.500% due 01/21/26	300,000	293,420

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Northern Trust Corp
1.950% due 05/01/30	$75,000	$73,255
3.375% due 05/08/32	63,000	67,639
3.650% due 08/03/28	50,000	55,491
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	87,800
1.500% due 02/12/25	300,000	309,055
1.625% due 09/17/22	40,000	40,823
Office Properties Income Trust REIT
4.000% due 07/15/22	100,000	102,601
4.250% due 05/15/24	50,000	52,665
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	27,047
4.750% due 01/15/28	50,000	54,980
4.950% due 04/01/24	100,000	109,066
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	30,926
3.700% due 07/18/27	50,000	55,585
4.050% due 01/16/24	25,000	27,233
Owl Rock Capital Corp
3.750% due 07/22/25	100,000	103,785
4.000% due 03/30/25	25,000	26,216
PNC Bank NA
2.950% due 02/23/25	300,000	320,871
4.050% due 07/26/28	350,000	391,513
Principal Financial Group Inc
3.700% due 05/15/29	25,000	27,413
4.625% due 09/15/42	100,000	115,623
Private Export Funding Corp 2.450% due 07/15/24	100,000	106,126
Prologis LP 1.625% due 03/15/31	100,000	92,975
Prologis LP REIT
1.250% due 10/15/30	55,000	49,958
2.125% due 04/15/27	25,000	25,551
2.125% due 10/15/50	40,000	32,131
2.250% due 04/15/30	30,000	29,699
3.000% due 04/15/50	25,000	24,032
4.375% due 02/01/29	15,000	17,256
Prudential Financial Inc
1.500% due 03/10/26	20,000	20,224
2.100% due 03/10/30	15,000	14,882
3.000% due 03/10/40	25,000	24,743
3.700% due 10/01/50	175,000	177,179
3.700% due 03/13/51	150,000	159,082
3.935% due 12/07/49	132,000	144,883
4.350% due 02/25/50	50,000	57,972
5.200% due 03/15/44	100,000	106,619
5.875% due 09/15/42	100,000	105,768
6.625% due 06/21/40	50,000	72,378
Public Storage 0.875% due 02/15/26	50,000	48,941
Public Storage REIT 3.094% due 09/15/27	30,000	32,535
Raymond James Financial Inc 4.950% due 07/15/46	100,000	122,950
Realty Income Corp REIT
1.800% due 03/15/33	50,000	45,988
3.000% due 01/15/27	50,000	53,151
3.875% due 04/15/25	150,000	164,985
4.650% due 08/01/23	50,000	54,240
Regency Centers LP REIT
3.600% due 02/01/27	30,000	32,513
3.700% due 06/15/30	35,000	37,492
4.400% due 02/01/47	35,000	37,585
Regions Financial Corp 3.800% due 08/14/23	50,000	53,654
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	66,872
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	32,449

	Principal Amount	Value
Retail Properties of America Inc REIT 4.750% due 09/15/30	$25,000	$26,510
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	35,041
1.150% due 06/10/25	490,000	489,947
4.650% due 01/27/26	200,000	228,514
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	54,478
Santander Holdings USA Inc 4.400% due 07/13/27	145,000	161,380
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	198,485
2.896% due 03/15/32	200,000	199,243
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	109,226
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	103,561
2.450% due 09/13/29	100,000	99,107
2.650% due 07/15/30	100,000	100,357
3.250% due 11/30/26	50,000	53,863
3.250% due 09/13/49	100,000	93,896
3.375% due 06/15/27	100,000	108,172
4.250% due 11/30/46	50,000	54,009
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	51,893
Stifel Financial Corp 4.250% due 07/18/24	50,000	55,386
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	165,292
Sumitomo Mitsui Financial Group Inc (Japan)
0.948% due 01/12/26	200,000	195,015
1.474% due 07/08/25	200,000	200,294
1.710% due 01/12/31	200,000	186,003
2.296% due 01/12/41	200,000	177,561
2.348% due 01/15/25	200,000	207,704
2.778% due 10/18/22	100,000	103,470
2.784% due 07/12/22	150,000	154,474
3.010% due 10/19/26	200,000	213,845
3.202% due 09/17/29	150,000	154,795
3.364% due 07/12/27	150,000	162,869
3.784% due 03/09/26	100,000	110,357
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	250,000	248,649
2.000% due 08/30/22	250,000	256,198
Synchrony Financial
3.700% due 08/04/26	50,000	53,840
3.950% due 12/01/27	100,000	107,807
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	52,558
The Allstate Corp 3.280% due 12/15/26	350,000	385,264
The Asian Infrastructure Investment Bank (Multi-National)
0.250% due 09/29/23	135,000	134,875
0.500% due 05/28/25	150,000	148,369
2.250% due 05/16/24	250,000	263,733
The Bank of New York Mellon Corp
1.600% due 04/24/25	300,000	305,910
2.800% due 05/04/26	50,000	53,490
3.000% due 10/30/28	55,000	58,467
3.400% due 05/15/24	100,000	108,286
The Bank of Nova Scotia (Canada)
1.300% due 06/11/25	100,000	100,343
1.625% due 05/01/23	300,000	307,667
2.000% due 11/15/22	100,000	102,699
The Charles Schwab Corp
0.900% due 03/11/26	135,000	133,316
3.200% due 03/02/27	100,000	108,815
3.850% due 05/21/25	100,000	110,632
The Goldman Sachs Group Inc
0.481% due 01/27/23	500,000	499,449
0.523% due 03/08/23	65,000	65,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.673% due 03/08/24	$100,000	$99,960
1.093% due 12/09/26	290,000	284,298
1.431% due 03/09/27	80,000	79,321
3.000% due 04/26/22	300,000	300,472
3.200% due 02/23/23	255,000	266,912
3.272% due 09/29/25	255,000	273,769
3.500% due 01/23/25	150,000	161,981
3.500% due 04/01/25	100,000	108,381
3.500% due 11/16/26	100,000	108,455
3.625% due 02/20/24	180,000	193,888
3.750% due 05/22/25	150,000	163,836
3.750% due 02/25/26	60,000	65,956
3.800% due 03/15/30	250,000	275,561
3.814% due 04/23/29	150,000	164,446
3.850% due 01/26/27	160,000	175,591
4.017% due 10/31/38	100,000	111,096
4.223% due 05/01/29	200,000	224,502
4.411% due 04/23/39	450,000	525,134
4.750% due 10/21/45	100,000	123,451
6.750% due 10/01/37	200,000	283,194
The PNC Financial Services Group Inc 2.550% due 01/22/30	350,000	355,561
The Progressive Corp
4.000% due 03/01/29	25,000	28,388
4.125% due 04/15/47	100,000	115,143
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	350,000	352,656
0.750% due 01/06/26	200,000	195,490
3.250% due 03/11/24	100,000	107,637
The Travelers Cos Inc 6.250% due 06/15/37	125,000	175,848
The Western Union Co 4.250% due 06/09/23	100,000	107,292
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	139,434
Truist Bank 2.450% due 08/01/22	100,000	102,709
3.689% due 08/02/24	50,000	53,467
Truist Financial Corp
1.125% due 08/03/27	100,000	96,037
1.200% due 08/05/25	135,000	134,793
1.267% due 03/02/27	120,000	118,626
1.950% due 06/05/30	135,000	130,854
3.700% due 06/05/25	100,000	109,676
4.000% due 05/01/25	100,000	110,624
UDR Inc 2.100% due 06/15/33	100,000	92,403
UDR Inc REIT
3.100% due 11/01/34	50,000	50,408
3.200% due 01/15/30	50,000	52,669
4.400% due 01/26/29	25,000	28,276
Unum Group 4.000% due 06/15/29	70,000	75,959
US Bancorp
1.375% due 07/22/30	150,000	138,468
1.450% due 05/12/25	150,000	152,141
2.950% due 07/15/22	250,000	258,203
3.600% due 09/11/24	400,000	437,010
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	51,025
3.125% due 06/15/23	90,000	94,143
3.250% due 10/15/26	100,000	107,955
4.000% due 03/01/28	50,000	55,295
4.125% due 01/15/26	31,000	34,760
VEREIT Operating Partnership LP
2.200% due 06/15/28	35,000	34,391
2.850% due 12/15/32	30,000	29,082
VEREIT Operating Partnership LP REIT
4.600% due 02/06/24	25,000	27,375
4.625% due 11/01/25	50,000	56,472
4.875% due 06/01/26	25,000	28,645

	Principal Amount	Value
Visa Inc
1.100% due 02/15/31	$200,000	$182,323
1.900% due 04/15/27	250,000	256,445
2.000% due 08/15/50	250,000	202,698
VISA Inc 2.050% due 04/15/30	300,000	299,843
Visa Inc
2.150% due 09/15/22	45,000	46,169
2.800% due 12/14/22	50,000	51,948
3.650% due 09/15/47	25,000	27,706
4.150% due 12/14/35	30,000	35,549
4.300% due 12/14/45	100,000	120,898
Voya Financial Inc
3.650% due 06/15/26	50,000	55,408
4.800% due 06/15/46	30,000	35,504
W R Berkley Corp 4.000% due 05/12/50	115,000	122,803
Wachovia Corp 5.500% due 08/01/35	200,000	249,503
Wells Fargo & Co
1.654% due 06/02/24	500,000	510,935
2.188% due 04/30/26	300,000	309,805
2.393% due 06/02/28	500,000	512,740
2.406% due 10/30/25	130,000	135,859
3.000% due 04/22/26	150,000	160,405
3.000% due 10/23/26	150,000	160,179
3.068% due 04/30/41	500,000	491,356
3.196% due 06/17/27	260,000	278,874
3.450% due 02/13/23	300,000	316,134
4.150% due 01/24/29	200,000	225,571
4.478% due 04/04/31	200,000	230,487
5.013% due 04/04/51	250,000	321,152
5.606% due 01/15/44	100,000	128,907
Wells Fargo Bank NA
3.550% due 08/14/23	250,000	267,752
6.600% due 01/15/38	100,000	142,075
Welltower Inc 2.800% due 06/01/31	100,000	99,611
Welltower Inc REIT
2.750% due 01/15/31	145,000	144,402
4.125% due 03/15/29	100,000	110,660
Westpac Banking Corp (Australia)
2.500% due 06/28/22	150,000	154,116
2.700% due 08/19/26	150,000	159,390
2.894% due 02/04/30	200,000	206,252
2.963% due 11/16/40	200,000	186,328
3.300% due 02/26/24	100,000	107,709
3.400% due 01/25/28	100,000	109,350
4.110% due 07/24/34	65,000	69,489
4.421% due 07/24/39	45,000	50,728
Weyerhaeuser Co REIT
4.000% due 11/15/29	100,000	111,389
7.375% due 03/15/32	100,000	140,612
Willis North America Inc
2.950% due 09/15/29	75,000	77,586
3.875% due 09/15/49	35,000	37,303
WP Carey Inc REIT 4.600% due 04/01/24	100,000	110,053
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	64,535

		106,412,880

Industrial - 2.2%

3M Co
2.375% due 08/26/29	300,000	306,138
2.875% due 10/15/27	100,000	107,530
3.250% due 08/26/49	200,000	203,512
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	102,843

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Agilent Technologies Inc
2.300% due 03/12/31	$100,000	$97,502
3.200% due 10/01/22	75,000	77,499
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	53,095
3.550% due 10/01/27	50,000	53,542
Amphenol Corp
2.050% due 03/01/25	25,000	25,817
4.350% due 06/01/29	50,000	56,876
Arrow Electronics Inc
3.250% due 09/08/24	100,000	106,909
3.875% due 01/12/28	25,000	27,145
Avnet Inc 4.625% due 04/15/26	25,000	27,621
Berry Global Inc 1.570% due 01/15/26 ~	200,000	197,094
Burlington Northern Santa Fe LLC
due 09/15/51 #	200,000	201,177
3.000% due 03/15/23	150,000	156,548
3.050% due 02/15/51	200,000	194,193
3.550% due 02/15/50	150,000	157,460
3.650% due 09/01/25	50,000	55,012
4.125% due 06/15/47	50,000	56,862
4.700% due 09/01/45	50,000	61,293
5.750% due 05/01/40	100,000	134,193
Canadian National Railway Co (Canada)
2.950% due 11/21/24	100,000	107,220
6.200% due 06/01/36	50,000	69,741
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	159,471
4.000% due 06/01/28	35,000	39,027
4.800% due 09/15/35	20,000	24,043
6.125% due 09/15/15	30,000	43,855
Carlisle Cos Inc 3.750% due 12/01/27	50,000	55,132
Carrier Global Corp
2.242% due 02/15/25	35,000	36,260
2.493% due 02/15/27	35,000	36,183
2.722% due 02/15/30	50,000	50,513
3.377% due 04/05/40	15,000	15,002
3.577% due 04/05/50	450,000	442,688
Caterpillar Financial Services Corp
0.650% due 07/07/23	50,000	50,264
0.800% due 11/13/25	60,000	58,948
0.900% due 03/02/26	200,000	196,764
3.450% due 05/15/23	100,000	106,589
Caterpillar Inc
2.600% due 04/09/30	500,000	512,392
3.250% due 09/19/49	100,000	102,836
3.803% due 08/15/42	100,000	112,695
CNH Industrial Capital LLC
4.200% due 01/15/24	50,000	54,540
4.375% due 04/05/22	25,000	25,934
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	38,759
CSX Corp
3.250% due 06/01/27	250,000	272,218
3.400% due 08/01/24	200,000	216,318
4.500% due 03/15/49	65,000	75,361
5.500% due 04/15/41	75,000	97,329
Deere & Co
2.875% due 09/07/49	15,000	14,462
3.900% due 06/09/42	100,000	114,236
Dover Corp 5.375% due 03/01/41	50,000	60,797
Eaton Corp 4.000% due 11/02/32	100,000	113,453
Emerson Electric Co
0.875% due 10/15/26	35,000	33,959
3.150% due 06/01/25	100,000	107,771
FedEx Corp
3.100% due 08/05/29	50,000	52,492

	Principal Amount	Value
3.875% due 08/01/42	$100,000	$106,044
4.000% due 01/15/24	200,000	217,512
4.200% due 10/17/28	100,000	114,594
4.400% due 01/15/47	50,000	56,831
4.750% due 11/15/45	50,000	58,630
5.250% due 05/15/50	350,000	449,468
Flex Ltd
3.750% due 02/01/26	50,000	53,697
4.750% due 06/15/25	50,000	55,829
4.875% due 06/15/29	25,000	28,247
Flowserve Corp 4.000% due 11/15/23	143,000	151,012
Fortive Corp 4.300% due 06/15/46	125,000	140,963
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	53,989
GATX Corp
3.250% due 03/30/25	100,000	106,364
4.350% due 02/15/24	25,000	27,377
4.550% due 11/07/28	25,000	28,583
General Dynamics Corp
3.375% due 05/15/23	50,000	53,039
3.750% due 05/15/28	180,000	200,824
4.250% due 04/01/50	200,000	239,607
General Electric Co
3.450% due 05/01/27	350,000	380,390
4.125% due 10/09/42	8,000	8,597
4.250% due 05/01/40	300,000	329,715
5.875% due 01/14/38	115,000	149,074
6.750% due 03/15/32	101,000	135,443
6.875% due 01/10/39	58,000	81,710
Honeywell International Inc
0.483% due 08/19/22	145,000	145,118
2.150% due 08/08/22	45,000	46,064
2.300% due 08/15/24	100,000	105,946
2.500% due 11/01/26	100,000	106,236
2.700% due 08/15/29	60,000	62,645
Hubbell Inc 3.350% due 03/01/26	50,000	53,778
IDEX Corp 3.000% due 05/01/30	15,000	15,466
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	126,925
Jabil Inc 3.950% due 01/12/28	55,000	61,221
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,628
John Deere Capital Corp
0.550% due 07/05/22	300,000	301,135
1.750% due 03/09/27	50,000	50,550
2.150% due 09/08/22	50,000	51,364
2.600% due 03/07/24	100,000	105,956
2.650% due 06/10/26	100,000	106,374
2.800% due 03/06/23	50,000	52,382
2.800% due 09/08/27	50,000	53,336
3.400% due 09/11/25	50,000	54,808
3.450% due 06/07/23	25,000	26,610
3.450% due 03/13/25	50,000	54,718
Johnson Controls International PLC
1.750% due 09/15/30	15,000	14,080
3.625% due 07/02/24	40,000	43,332
3.900% due 02/14/26	19,000	21,034
4.500% due 02/15/47	40,000	46,863
Kansas City Southern 4.950% due 08/15/45	100,000	120,176
Kennametal Inc 4.625% due 06/15/28	50,000	55,613
Keysight Technologies Inc 4.550% due 10/30/24	100,000	111,694
L3Harris Technologies Inc
2.900% due 12/15/29	30,000	30,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.850% due 06/15/23	$70,000	$74,719
3.850% due 12/15/26	25,000	27,713
4.400% due 06/15/28	100,000	113,646
Lockheed Martin Corp
2.900% due 03/01/25	50,000	53,507
3.550% due 01/15/26	100,000	110,329
3.600% due 03/01/35	25,000	27,910
3.800% due 03/01/45	20,000	22,040
4.500% due 05/15/36	20,000	24,188
4.700% due 05/15/46	44,000	55,069
6.150% due 09/01/36	100,000	139,564
Martin Marietta Materials Inc
2.500% due 03/15/30	65,000	64,726
3.450% due 06/01/27	21,000	22,928
Masco Corp
2.000% due 02/15/31	100,000	94,960
3.500% due 11/15/27	100,000	109,146
Norfolk Southern Corp
2.903% due 02/15/23	100,000	103,817
3.000% due 04/01/22	100,000	101,991
3.155% due 05/15/55	20,000	18,648
3.800% due 08/01/28	30,000	33,414
3.942% due 11/01/47	63,000	68,480
4.650% due 01/15/46	50,000	60,105
4.837% due 10/01/41	50,000	60,929
Northrop Grumman Corp
3.250% due 08/01/23	100,000	106,704
3.250% due 01/15/28	350,000	375,803
3.850% due 04/15/45	100,000	107,948
Oshkosh Corp 3.100% due 03/01/30	15,000	15,473
Otis Worldwide Corp
2.056% due 04/05/25	20,000	20,612
2.293% due 04/05/27	20,000	20,536
3.112% due 02/15/40	50,000	49,362
3.362% due 02/15/50	30,000	29,387
Owens Corning 3.875% due 06/01/30	150,000	163,875
Packaging Corp of America
3.400% due 12/15/27	35,000	38,223
3.650% due 09/15/24	100,000	108,805
Parker-Hannifin Corp
3.250% due 06/14/29	20,000	21,398
4.000% due 06/14/49	20,000	22,446
6.250% due 05/15/38	100,000	134,641
Precision Castparts Corp
2.500% due 01/15/23	100,000	103,284
3.250% due 06/15/25	50,000	54,112
4.375% due 06/15/45	50,000	56,602
Raytheon Technologies Corp
2.250% due 07/01/30	100,000	98,537
2.500% due 12/15/22	125,000	128,614
3.125% due 07/01/50	100,000	97,052
3.200% due 03/15/24	300,000	320,745
3.500% due 03/15/27	200,000	219,314
3.750% due 11/01/46	50,000	53,380
3.950% due 08/16/25	25,000	27,782
4.125% due 11/16/28	60,000	67,611
4.350% due 04/15/47	200,000	228,675
4.450% due 11/16/38	20,000	23,200
4.500% due 06/01/42	300,000	358,517
4.625% due 11/16/48	35,000	41,978
Republic Services Inc
3.200% due 03/15/25	100,000	107,288
3.375% due 11/15/27	120,000	131,097
3.950% due 05/15/28	100,000	111,736
Ryder System Inc
2.500% due 09/01/22	95,000	97,487
3.400% due 03/01/23	100,000	104,979
Snap-on Inc 3.100% due 05/01/50	35,000	35,029

	Principal Amount	Value
Sonoco Products Co 5.750% due 11/01/40	$200,000	$247,303
Stanley Black & Decker Inc
2.750% due 11/15/50	50,000	45,615
4.250% due 11/15/28	100,000	114,777
Teledyne Technologies Inc 2.750% due 04/01/31	200,000	199,532
Textron Inc
3.650% due 03/15/27	100,000	107,830
4.000% due 03/15/26	25,000	27,334
The Boeing Co
1.433% due 02/04/24	485,000	491,198
1.950% due 02/01/24	30,000	30,754
2.196% due 02/04/26	200,000	199,516
2.750% due 02/01/26	50,000	51,503
2.800% due 03/01/23	25,000	25,914
2.950% due 02/01/30	100,000	99,799
3.200% due 03/01/29	200,000	202,748
3.250% due 02/01/28	50,000	51,764
3.250% due 03/01/28	25,000	25,610
3.550% due 03/01/38	15,000	14,543
3.625% due 02/01/31	30,000	31,424
3.625% due 03/01/48	10,000	9,262
3.750% due 02/01/50	100,000	95,950
3.825% due 03/01/59	50,000	46,607
3.850% due 11/01/48	35,000	33,887
4.508% due 05/01/23	200,000	214,138
4.875% due 05/01/25	85,000	94,712
5.150% due 05/01/30	150,000	172,949
5.705% due 05/01/40	200,000	245,192
5.805% due 05/01/50	150,000	189,281
5.875% due 02/15/40	50,000	61,154
5.930% due 05/01/60	150,000	192,976
Trane Technologies Global Holding Co Ltd 4.250% due 06/15/23	100,000	108,021
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	109,855
Trimble Inc
4.150% due 06/15/23	50,000	53,426
4.900% due 06/15/28	50,000	57,730
Union Pacific Corp
due 04/06/36 #	125,000	124,863
due 04/06/71 #	30,000	29,643
2.750% due 03/01/26	25,000	26,514
2.973% due 09/16/62 ~	25,000	22,309
3.000% due 04/15/27	100,000	107,533
3.250% due 08/15/25	50,000	54,105
3.350% due 08/15/46	50,000	50,324
3.500% due 06/08/23	50,000	53,115
3.600% due 09/15/37	20,000	21,403
3.646% due 02/15/24	92,000	98,685
3.700% due 03/01/29	65,000	71,630
3.750% due 07/15/25	50,000	54,974
3.839% due 03/20/60	530,000	565,607
3.950% due 09/10/28	60,000	67,309
4.050% due 03/01/46	30,000	33,462
United Parcel Service Inc
2.350% due 05/16/22	50,000	51,072
3.400% due 11/15/46	200,000	205,308
5.300% due 04/01/50	500,000	679,182
6.200% due 01/15/38	50,000	70,351
Vulcan Materials Co 4.500% due 06/15/47	100,000	113,525
Waste Connections Inc 3.500% due 05/01/29	100,000	107,925
Waste Management Inc
0.750% due 11/15/25	206,000	201,735
3.150% due 11/15/27	100,000	108,312
4.150% due 07/15/49	30,000	34,391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Westinghouse Air Brake Technologies Corp
4.400% due 03/15/24	$100,000	$108,829
4.950% due 09/15/28	100,000	114,076
WRKCo Inc 3.000% due 09/15/24	100,000	106,353
4.000% due 03/15/28	100,000	110,917
4.200% due 06/01/32	50,000	56,189
Xylem Inc 3.250% due 11/01/26	30,000	32,631
4.375% due 11/01/46	25,000	28,021

		23,493,326

Technology - 2.1%

Activision Blizzard Inc
1.350% due 09/15/30	35,000	31,674
2.500% due 09/15/50	100,000	84,084
3.400% due 09/15/26	50,000	54,719
Adobe Inc
1.700% due 02/01/23	20,000	20,517
1.900% due 02/01/25	230,000	237,909
Analog Devices Inc 3.500% due 12/05/26	100,000	109,533
Apple Inc
0.700% due 02/08/26	150,000	147,225
0.750% due 05/11/23	80,000	80,872
1.125% due 05/11/25	65,000	65,462
1.650% due 05/11/30	410,000	392,488
1.650% due 02/08/31	200,000	190,871
1.700% due 09/11/22	60,000	61,309
1.800% due 09/11/24	100,000	104,032
2.050% due 09/11/26	100,000	103,581
2.100% due 09/12/22	100,000	102,693
2.200% due 09/11/29	100,000	101,440
2.400% due 01/13/23	50,000	51,845
2.400% due 05/03/23	600,000	627,011
2.550% due 08/20/60	250,000	215,620
2.650% due 05/11/50	100,000	91,100
2.650% due 02/08/51	100,000	91,561
2.950% due 09/11/49	65,000	62,344
3.000% due 11/13/27	100,000	108,539
3.250% due 02/23/26	570,000	622,968
3.350% due 02/09/27	200,000	219,847
3.750% due 09/12/47	75,000	83,239
3.750% due 11/13/47	50,000	54,947
3.850% due 08/04/46	35,000	39,367
4.250% due 02/09/47	100,000	119,258
4.500% due 02/23/36	50,000	61,514
4.650% due 02/23/46	445,000	554,615
Applied Materials Inc
1.750% due 06/01/30	30,000	28,921
3.900% due 10/01/25	35,000	39,042
4.350% due 04/01/47	45,000	53,534
5.100% due 10/01/35	35,000	44,689
Autodesk Inc 2.850% due 01/15/30	55,000	56,543
Broadcom Inc
2.450% due 02/15/31 ~	200,000	188,925
3.419% due 04/15/33 ~	250,000	251,331
3.459% due 09/15/26	26,000	27,918
3.500% due 02/15/41 ~	315,000	302,114
3.750% due 02/15/51 ~	140,000	134,106
4.110% due 09/15/28	211,000	231,037
4.250% due 04/15/26	100,000	111,042
4.300% due 11/15/32	200,000	218,044
4.750% due 04/15/29	150,000	168,823
5.000% due 04/15/30	200,000	228,190
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	54,265
Citrix Systems Inc
1.250% due 03/01/26	55,000	54,108
3.300% due 03/01/30	50,000	51,485

	Principal Amount	Value
Dell International LLC
4.000% due 07/15/24 ~	$50,000	$54,310
4.900% due 10/01/26 ~	100,000	113,503
5.300% due 10/01/29 ~	100,000	117,056
5.450% due 06/15/23 ~	115,000	125,727
5.850% due 07/15/25 ~	200,000	233,335
6.020% due 06/15/26 ~	500,000	592,440
8.100% due 07/15/36 ~	50,000	73,343
8.350% due 07/15/46 ~	50,000	76,218
DXC Technology Co 4.125% due 04/15/25	65,000	70,737
Electronic Arts Inc
1.850% due 02/15/31	30,000	28,314
2.950% due 02/15/51	20,000	18,510
4.800% due 03/01/26	50,000	57,729
Fidelity National Information Services Inc
0.375% due 03/01/23	20,000	19,942
0.600% due 03/01/24	15,000	14,920
1.150% due 03/01/26	350,000	344,385
1.650% due 03/01/28	20,000	19,578
2.250% due 03/01/31	50,000	49,169
3.100% due 03/01/41	10,000	9,845
Fiserv Inc
2.250% due 06/01/27	100,000	102,307
2.650% due 06/01/30	100,000	100,832
2.750% due 07/01/24	100,000	105,720
3.200% due 07/01/26	25,000	27,002
3.500% due 07/01/29	45,000	48,605
3.850% due 06/01/25	100,000	109,928
4.400% due 07/01/49	40,000	46,274
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	26,922
Hewlett Packard Enterprise Co
4.900% due 10/15/25	250,000	285,265
6.200% due 10/15/35	50,000	65,533
6.350% due 10/15/45	50,000	65,275
HP Inc
4.050% due 09/15/22	200,000	209,955
6.000% due 09/15/41	55,000	69,420
Intel Corp
2.450% due 11/15/29	150,000	153,729
2.600% due 05/19/26	100,000	106,226
3.250% due 11/15/49	500,000	503,781
3.700% due 07/29/25	145,000	160,025
4.600% due 03/25/40	400,000	483,994
International Business Machines Corp
2.850% due 05/13/22	100,000	102,873
2.850% due 05/15/40	100,000	96,681
3.000% due 05/15/24	200,000	214,578
3.300% due 05/15/26	300,000	327,069
3.375% due 08/01/23	300,000	321,779
3.500% due 05/15/29	170,000	185,066
4.150% due 05/15/39	100,000	113,513
4.250% due 05/15/49	300,000	346,230
5.600% due 11/30/39	26,000	34,438
Intuit Inc 1.650% due 07/15/30	15,000	14,251
Lam Research Corp
4.000% due 03/15/29	55,000	62,347
4.875% due 03/15/49	25,000	32,267
Leidos Inc 2.300% due 02/15/31 ~	55,000	52,042
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	53,521
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	109,395
Micron Technology Inc 2.497% due 04/24/23	250,000	259,691
Microsoft Corp
2.000% due 08/08/23	50,000	51,862
2.375% due 05/01/23	100,000	103,828

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.400% due 08/08/26	$750,000	$793,512
2.525% due 06/01/50	535,000	488,135
2.675% due 06/01/60	166,000	152,739
2.875% due 02/06/24	35,000	37,344
2.921% due 03/17/52	278,000	274,675
3.125% due 11/03/25	100,000	109,062
3.300% due 02/06/27	300,000	331,368
3.450% due 08/08/36	72,000	79,889
3.700% due 08/08/46	500,000	561,420
NVIDIA Corp
2.850% due 04/01/30	250,000	262,855
3.500% due 04/01/50	200,000	211,627
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	168,050
Oracle Corp
1.650% due 03/25/26	45,000	45,377
2.300% due 03/25/28	70,000	70,914
2.800% due 04/01/27	500,000	526,854
2.875% due 03/25/31	75,000	76,410
2.950% due 05/15/25	150,000	159,877
3.250% due 11/15/27	350,000	376,019
3.600% due 04/01/40	500,000	503,172
3.650% due 03/25/41	80,000	81,067
3.850% due 07/15/36	50,000	53,267
3.850% due 04/01/60	300,000	294,955
3.900% due 05/15/35	105,000	113,728
3.950% due 03/25/51	120,000	123,921
4.000% due 07/15/46	250,000	257,983
4.100% due 03/25/61	95,000	98,505
4.300% due 07/08/34	100,000	112,620
4.375% due 05/15/55	200,000	218,929
6.125% due 07/08/39	100,000	133,186
6.500% due 04/15/38	100,000	138,075
QUALCOMM Inc
2.600% due 01/30/23	100,000	103,899
2.900% due 05/20/24	50,000	53,334
3.250% due 05/20/27	50,000	54,645
3.450% due 05/20/25	150,000	164,200
4.300% due 05/20/47	30,000	35,375
4.800% due 05/20/45	150,000	188,847
Roper Technologies Inc
1.750% due 02/15/31	200,000	185,885
2.350% due 09/15/24	15,000	15,686
3.800% due 12/15/26	30,000	33,331
4.200% due 09/15/28	95,000	107,134
ServiceNow Inc 1.400% due 09/01/30	65,000	58,829
Texas Instruments Inc
1.375% due 03/12/25	250,000	254,505
4.150% due 05/15/48	100,000	119,173
VMware Inc
2.950% due 08/21/22	35,000	36,103
3.900% due 08/21/27	30,000	32,772
Xilinx Inc 2.950% due 06/01/24	100,000	106,205

		22,713,044

Utilities - 2.2%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	40,422
Alabama Power Co
4.150% due 08/15/44	90,000	100,111
4.300% due 07/15/48	15,000	17,450
Ameren Illinois Co
3.250% due 03/01/25	50,000	53,569
3.800% due 05/15/28	50,000	55,253
4.150% due 03/15/46	50,000	56,835
American Electric Power Co Inc
0.750% due 11/01/23	20,000	20,008
1.000% due 11/01/25	30,000	29,423

	Principal Amount	Value
American Water Capital Corp
2.950% due 09/01/27	$35,000	$37,326
3.450% due 06/01/29	100,000	108,667
3.750% due 09/01/47	50,000	53,504
4.300% due 12/01/42	100,000	113,595
Appalachian Power Co
3.700% due 05/01/50	150,000	152,329
7.000% due 04/01/38	150,000	215,565
Arizona Public Service Co
2.950% due 09/15/27	50,000	53,800
4.500% due 04/01/42	100,000	114,755
Atmos Energy Corp
0.625% due 03/09/23	35,000	35,016
3.000% due 06/15/27	30,000	32,052
4.150% due 01/15/43	64,000	70,376
4.300% due 10/01/48	50,000	57,298
Avangrid Inc 3.150% due 12/01/24	50,000	53,790
Baltimore Gas and Electric Co
2.900% due 06/15/50	30,000	27,820
3.200% due 09/15/49	70,000	68,222
3.750% due 08/15/47	50,000	53,662
Berkshire Hathaway Energy Co
2.800% due 01/15/23	40,000	41,614
3.250% due 04/15/28	30,000	32,380
3.800% due 07/15/48	25,000	26,648
4.250% due 10/15/50	200,000	229,934
4.450% due 01/15/49	50,000	58,740
6.125% due 04/01/36	99,000	133,684
Black Hills Corp
3.150% due 01/15/27	50,000	53,421
4.350% due 05/01/33	30,000	33,499
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	102,118
2.350% due 04/01/31	55,000	55,089
2.400% due 09/01/26	50,000	52,591
3.000% due 02/01/27	50,000	53,692
3.350% due 04/01/51	85,000	85,709
CenterPoint Energy Inc 4.250% due 11/01/28	25,000	28,057
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	109,708
Commonwealth Edison Co
3.700% due 08/15/28	20,000	22,302
3.750% due 08/15/47	50,000	53,975
3.800% due 10/01/42	100,000	108,141
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	108,377
3.950% due 04/01/50	250,000	271,907
4.000% due 12/01/28	100,000	112,057
4.125% due 05/15/49	50,000	55,735
4.300% due 12/01/56	50,000	54,555
4.500% due 12/01/45	100,000	115,786
Consumers Energy Co
3.250% due 08/15/46	50,000	50,117
3.800% due 11/15/28	100,000	111,430
4.350% due 04/15/49	100,000	119,856
Dominion Energy Inc
due 04/15/26 #	40,000	39,888
due 04/15/41 #	30,000	29,639
2.850% due 08/15/26	30,000	31,880
3.071% due 08/15/24	70,000	74,596
3.375% due 04/01/30	350,000	373,076
4.250% due 06/01/28	50,000	56,628
4.700% due 12/01/44	100,000	117,960
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	119,366
5.300% due 05/15/33	50,000	63,262
5.450% due 02/01/41	50,000	65,181
DTE Electric Co
2.250% due 03/01/30	50,000	49,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.950% due 03/01/50	$50,000	$47,565
3.375% due 03/01/25	50,000	54,154
3.650% due 03/15/24	51,000	54,804
DTE Energy Co
0.550% due 11/01/22	15,000	15,008
3.300% due 06/15/22	50,000	51,419
3.800% due 03/15/27	100,000	110,221
3.850% due 12/01/23	100,000	107,597
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	157,821
3.750% due 06/01/45	200,000	214,237
6.050% due 04/15/38	110,000	149,258
6.100% due 06/01/37	25,000	33,322
Duke Energy Corp
2.400% due 08/15/22	50,000	51,182
2.450% due 06/01/30	160,000	158,204
3.150% due 08/15/27	50,000	53,337
3.950% due 08/15/47	50,000	51,752
4.200% due 06/15/49	65,000	69,479
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	236,744
2.500% due 12/01/29	50,000	51,066
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	54,014
3.250% due 10/01/49	50,000	49,434
3.750% due 05/15/46	50,000	52,438
4.900% due 07/15/43	100,000	120,882
Duke Energy Ohio Inc 2.125% due 06/01/30	35,000	34,090
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	110,894
Eastern Energy Gas Holdings LLC
2.500% due 11/15/24	40,000	42,097
3.000% due 11/15/29	35,000	36,374
3.550% due 11/01/23	100,000	106,435
3.900% due 11/15/49	30,000	30,881
Edison International
2.400% due 09/15/22	40,000	40,813
2.950% due 03/15/23	100,000	103,385
5.750% due 06/15/27	10,000	11,681
El Paso Electric Co 5.000% due 12/01/44	50,000	56,474
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	37,979
4.750% due 06/15/46	200,000	223,621
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	57,982
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	53,793
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	54,687
4.200% due 04/01/49	50,000	56,105
Entergy Corp
0.900% due 09/15/25	150,000	146,604
2.800% due 06/15/30	100,000	100,854
2.950% due 09/01/26	30,000	32,012
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	58,000
Entergy Louisiana LLC
0.620% due 11/17/23	25,000	25,035
2.350% due 06/15/32	100,000	98,654
3.100% due 06/15/41	400,000	401,945
3.250% due 04/01/28	50,000	53,715
4.200% due 09/01/48	50,000	56,447
4.950% due 01/15/45	40,000	43,404
Evergy Kansas Central Inc
3.100% due 04/01/27	50,000	53,526
4.100% due 04/01/43	100,000	111,313
Evergy Metro Inc 3.650% due 08/15/25	50,000	54,753

	Principal Amount	Value
Eversource Energy
2.900% due 10/01/24	$50,000	$53,367
3.300% due 01/15/28	100,000	106,952
3.800% due 12/01/23	15,000	16,223
4.250% due 04/01/29	25,000	28,424
Exelon Corp
3.950% due 06/15/25	100,000	109,376
4.050% due 04/15/30	300,000	334,533
4.450% due 04/15/46	100,000	114,902
4.950% due 06/15/35	35,000	41,320
5.100% due 06/15/45	35,000	43,520
Florida Power & Light Co
2.850% due 04/01/25	350,000	373,910
3.700% due 12/01/47	200,000	217,769
4.950% due 06/01/35	100,000	125,244
5.690% due 03/01/40	35,000	47,402
5.950% due 02/01/38	125,000	170,623
Georgia Power Co
2.850% due 05/15/22	100,000	102,732
4.300% due 03/15/42	100,000	111,566
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	28,584
Interstate Power & Light Co 3.500% due 09/30/49	25,000	24,833
ITC Holdings Corp
3.350% due 11/15/27	50,000	54,213
3.650% due 06/15/24	25,000	26,927
Kentucky Utilities Co 4.375% due 10/01/45	40,000	45,319
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	39,946
MidAmerican Energy Co
3.650% due 08/01/48	100,000	106,116
6.750% due 12/30/31	100,000	138,952
Mississippi Power Co 3.950% due 03/30/28	25,000	27,590
National Fuel Gas Co
3.750% due 03/01/23	100,000	104,672
3.950% due 09/15/27	50,000	53,155
National Rural Utilities Cooperative Finance Corp
1.350% due 03/15/31	100,000	90,202
1.650% due 06/15/31	200,000	185,439
4.023% due 11/01/32	100,000	113,018
8.000% due 03/01/32	50,000	73,790
NextEra Energy Capital Holdings Inc
0.650% due 03/01/23	45,000	45,152
2.250% due 06/01/30	80,000	78,337
4.800% due 12/01/77	100,000	108,253
5.650% due 05/01/79	100,000	114,306
NiSource Inc
0.950% due 08/15/25	200,000	196,321
3.490% due 05/15/27	50,000	54,327
3.950% due 03/30/48	50,000	52,740
4.800% due 02/15/44	100,000	117,237
5.250% due 02/15/43	100,000	123,524
Northern States Power Co
2.150% due 08/15/22	100,000	101,324
2.600% due 06/01/51	50,000	44,910
NSTAR Electric Co 2.375% due 10/15/22	100,000	102,545
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	118,106
Ohio Edison Co 6.875% due 07/15/36	150,000	201,975
Ohio Power Co 1.625% due 01/15/31	65,000	60,652
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	53,484
Oncor Electric Delivery Co LLC
0.550% due 10/01/25 ~	70,000	67,900
3.700% due 11/15/28	100,000	111,050
3.800% due 09/30/47	50,000	54,008

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.300% due 06/01/42	$100,000	$129,323
Pacific Gas and Electric Co
1.750% due 06/16/22	50,000	50,078
2.500% due 02/01/31	100,000	94,431
3.300% due 08/01/40	250,000	227,066
3.450% due 07/01/25	400,000	423,644
3.500% due 08/01/50	45,000	39,185
4.500% due 07/01/40	300,000	304,937
4.550% due 07/01/30	300,000	325,616
4.950% due 07/01/50	200,000	206,016
PacifiCorp
2.700% due 09/15/30	300,000	308,017
3.300% due 03/15/51	300,000	296,564
3.500% due 06/15/29	35,000	38,172
4.125% due 01/15/49	70,000	78,085
PECO Energy Co
2.800% due 06/15/50	45,000	42,033
3.000% due 09/15/49	55,000	52,848
3.150% due 10/15/25	50,000	53,815
3.900% due 03/01/48	60,000	66,591
Piedmont Natural Gas Co Inc
3.350% due 06/01/50	225,000	219,333
4.650% due 08/01/43	35,000	41,379
Potomac Electric Power Co 3.600% due 03/15/24	100,000	107,490
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	66,575
4.150% due 10/01/45	25,000	28,129
4.150% due 06/15/48	100,000	114,719
4.750% due 07/15/43	50,000	60,350
Progress Energy Inc 7.750% due 03/01/31	100,000	140,012
PSEG Power LLC 3.850% due 06/01/23	100,000	106,675
Public Service Co of Colorado
1.875% due 06/15/31	200,000	191,583
2.700% due 01/15/51	100,000	90,740
3.700% due 06/15/28	50,000	55,373
3.800% due 06/15/47	50,000	54,009
Public Service Electric and Gas Co
0.950% due 03/15/26	100,000	98,701
2.050% due 08/01/50	100,000	80,703
3.000% due 03/01/51	100,000	96,524
3.200% due 08/01/49	60,000	59,956
4.050% due 05/01/48	25,000	28,627
Public Service Enterprise Group Inc
2.650% due 11/15/22	50,000	51,727
2.875% due 06/15/24	70,000	74,238
Puget Energy Inc 3.650% due 05/15/25	100,000	108,213
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,104
San Diego Gas & Electric Co
1.700% due 10/01/30	95,000	89,369
3.750% due 06/01/47	50,000	53,292
4.100% due 06/15/49	100,000	112,771
4.150% due 05/15/48	25,000	28,276
Sempra Energy
3.400% due 02/01/28	65,000	69,770
3.800% due 02/01/38	100,000	107,752
Southern California Edison Co
2.250% due 06/01/30	120,000	116,363
2.850% due 08/01/29	75,000	76,284
2.950% due 02/01/51	320,000	281,468
3.500% due 10/01/23	100,000	106,304
3.650% due 03/01/28	50,000	54,553
3.650% due 02/01/50	70,000	69,369
3.700% due 08/01/25	30,000	32,790
3.900% due 03/15/43	50,000	51,492
4.125% due 03/01/48	10,000	10,512
4.500% due 09/01/40	50,000	56,050

	Principal Amount	Value
Southern California Gas Co 2.600% due 06/15/26	$50,000	$52,775
Southwest Gas Corp 3.800% due 09/29/46	50,000	51,627
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	52,246
4.100% due 09/15/28	50,000	55,406
6.200% due 03/15/40	50,000	66,876
Southwestern Public Service Co
3.300% due 06/15/24	50,000	53,370
3.750% due 06/15/49	100,000	107,007
Tampa Electric Co
4.300% due 06/15/48	50,000	56,607
4.450% due 06/15/49	50,000	58,231
The AES Corp
1.375% due 01/15/26 ~	75,000	73,165
2.450% due 01/15/31 ~	100,000	95,690
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	29,196
The Connecticut Light and Power Co 0.750% due 12/01/25	150,000	147,350
The Southern Co
2.950% due 07/01/23	25,000	26,198
4.000% due 01/15/51	350,000	370,213
4.250% due 07/01/36	30,000	33,789
4.400% due 07/01/46	450,000	502,284
Tucson Electric Power Co
3.050% due 03/15/25	50,000	53,537
4.850% due 12/01/48	100,000	119,760
Union Electric Co
2.625% due 03/15/51	200,000	177,439
8.450% due 03/15/39	100,000	167,517
Virginia Electric & Power Co
2.950% due 11/15/26	50,000	53,665
3.150% due 01/15/26	35,000	37,709
3.800% due 09/15/47	50,000	54,516
4.000% due 11/15/46	20,000	22,375
8.875% due 11/15/38	25,000	43,031
Washington Gas Light Co 3.650% due 09/15/49	25,000	26,477
WEC Energy Group Inc
0.800% due 03/15/24	160,000	160,073
3.550% due 06/15/25	84,000	91,150
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	11,737
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	106,924
Xcel Energy Inc
0.500% due 10/15/23	40,000	39,987
4.000% due 06/15/28	50,000	55,589

		23,092,145

Total Corporate Bonds & Notes (Cost $290,905,715)		303,992,706

MORTGAGE-BACKED SECURITIES - 29.5%

Collateralized Mortgage Obligations-Commercial - 2.2%

Bank
1.844% due 03/15/63	131,250	125,636
1.997% due 11/15/53	250,000	241,747
2.649% due 01/15/63	200,000	205,320
2.920% due 12/15/52	200,000	209,363
3.175% due 09/15/60	200,000	214,772
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	297,283
2.639% due 02/15/53	200,000	205,135
Benchmark Mortgage Trust
4.121% due 07/15/51 §	200,000	226,098
1.850% due 09/15/53	250,000	240,485

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
1.925% due 07/15/53	$197,917	$191,567
2.732% due 02/15/53	200,000	206,467
CD Mortgage Trust 3.456% due 11/13/50	175,000	190,508
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	350,000	372,068
3.778% due 09/10/58	600,000	659,777
Commercial Mortgage Pass-Through 3.525% due 02/10/49	279,320	296,942
Commercial Mortgage Trust
3.660% due 08/10/50	224,294	232,694
3.819% due 06/10/47	300,000	325,375
4.228% due 05/10/51	400,000	452,873
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	648,083
Fannie Mae-Aces
1.270% due 07/25/30	200,000	189,809
1.466% due 02/25/31 §	245,000	234,754
1.684% due 11/25/32 §	500,000	478,624
1.821% due 02/25/30	48,200	47,787
2.723% due 10/25/24	182,620	192,564
2.903% due 01/25/28 §	500,000	542,914
2.980% due 08/25/29	500,000	541,676
2.985% due 12/25/27 §	190,000	207,609
3.061% due 05/25/27 §	200,000	218,160
3.639% due 08/25/30 §	300,000	343,515
Freddie Mac
1.350% due 05/25/30	575,000	551,767
1.406% due 08/25/30	250,000	240,261
1.477% due 04/25/30	107,143	104,103
1.517% due 03/25/30	222,222	216,864
1.547% due 10/25/30	200,000	194,167
1.558% due 04/25/30	140,000	136,870
1.621% due 12/25/30	186,667	182,272
1.872% due 01/25/30	166,667	167,784
1.940% due 02/25/35	352,000	338,186
2.862% due 05/25/26	500,000	540,222
2.946% due 07/25/24	750,000	798,100
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	200,000	210,980
2.673% due 03/25/26-09/25/29	800,000	855,657
2.745% due 01/25/26	400,000	429,915
3.171% due 10/25/24	850,000	919,388
3.208% due 02/25/26	375,000	410,471
3.310% due 05/25/23 §	500,000	529,525
3.422% due 02/25/29	196,721	219,809
3.926% due 06/25/28	100,000	115,034
3.990% due 08/25/33 §	42,000	48,897
GS Mortgage Securities Trust
2.773% due 11/10/45	194,177	199,129
3.734% due 11/10/48	1,000,000	1,099,898
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	638,865
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53	300,000	297,155
3.143% due 12/15/47	491,190	510,518
JPMorgan Chase Commercial Mortgage Securities Trust 5.142% due 05/15/45 §	300,000	274,690
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	629,383
3.753% due 12/15/47	700,000	769,487
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	435,822
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	256,599
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	368,161
2.925% due 04/15/50	300,000	315,618
3.453% due 07/15/50	500,000	545,284
4.184% due 06/15/51	200,000	225,773

	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	$610,923	$628,111

		22,944,370

Fannie Mae - 15.7%

due 04/01/36 #	825,000	858,419
due 04/01/36-04/01/51 #	22,625,000	22,692,702
1.500% due 12/01/35-03/01/51	6,907,012	6,735,959
2.000% due 11/01/35-04/01/51	29,180,012	29,245,842
2.421% (USD LIBOR + 1.690%) due 08/01/39 §	3,546	3,738
2.500% due 10/01/27-04/01/51	30,594,222	31,535,224
2.798% (USD LIBOR + 1.695%) due 06/01/38 §	1,684	1,707
3.000% due 05/01/22-07/01/50	32,839,482	28,286,203
3.500% due 10/01/25-04/01/51	19,507,147	20,881,202
4.000% due 04/01/24-02/01/50	22,281,101	16,999,994
4.500% due 05/01/23-03/01/50	5,680,007	6,293,954
5.000% due 09/01/23-09/01/48	1,795,306	2,063,438
5.500% due 11/01/33-07/01/41	937,050	1,095,763
6.000% due 09/01/34-06/01/40	400,458	475,946
6.500% due 09/01/36-07/01/38	80,998	94,276

		167,264,367

Freddie Mac - 5.2%

1.500% due 04/01/51	1,350,000	1,301,655
2.000% due 09/01/35-09/01/50	3,632,380	3,679,557
2.500% due 08/01/28-10/01/50	9,356,341	9,651,721
3.000% due 09/01/26-04/01/50	15,832,301	16,660,274
3.500% due 06/01/21-05/01/50	12,917,933	13,798,592
4.000% due 02/01/25-01/01/48	5,902,683	6,444,269
4.500% due 08/01/24-07/01/48	2,151,271	2,387,060
5.000% due 12/01/31-03/01/41	767,236	890,383
5.500% due 04/01/34-08/01/40	402,256	470,178
6.000% due 04/01/36-05/01/40	488,888	578,964
6.500% due 08/01/37-04/01/39	44,890	51,422

		55,914,075

Government National Mortgage Association - 6.4%

due 04/01/51 #	6,375,000	6,437,256
2.000% due 10/20/50-01/20/51	1,924,150	1,944,269
2.500% due 01/20/43-04/01/51	12,364,109	12,765,361
3.000% due 08/20/42-04/01/51	18,404,115	19,323,687
3.500% due 10/15/41-07/20/50	14,208,864	15,205,075
4.000% due 06/15/39-01/20/50	6,774,230	7,400,854
4.500% due 02/15/39-12/20/47	2,676,900	2,991,278
5.000% due 05/15/36-01/20/48	1,163,624	1,331,669
5.500% due 04/15/37-04/15/40	325,816	379,364
6.000% due 01/15/38-06/15/41	104,093	124,341
6.500% due 10/15/38-02/15/39	21,782	25,443

		67,928,597

Total Mortgage-Backed Securities (Cost $310,312,819)		314,051,409

ASSET-BACKED SECURITIES - 0.3%

American Express Credit Account Master Trust 2.670% due 11/15/24	595,000	610,098
AmeriCredit Automobile Receivables Trust
0.370% due 08/18/25	100,000	99,933
0.530% due 06/18/25	56,000	56,152
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	331,000	337,709
Carmax Auto Owner Trust 0.340% due 12/15/25	229,000	228,513

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	$250,000	$344,141
Ford Credit Auto Lease Trust 0.620% due 08/15/23	122,000	122,444
Ford Credit Auto Owner Trust 0.560% due 10/15/24	189,000	189,709
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	250,724
GM Financial Automobile Leasing Trust 0.800% due 07/20/23	54,000	54,323
GM Financial Consumer Automobile Receivables Trust
0.350% due 10/16/25	111,000	110,928
0.380% due 08/18/25	57,000	56,999
Honda Auto Receivables Owner Trust 1.830% due 01/18/24	200,000	203,346
Mercedes-Benz Auto Lease Trust 0.250% due 01/16/24	300,000	299,607
World Omni Auto Receivables Trust 1.100% due 04/15/25	200,000	202,143

Total Asset-Backed Securities (Cost $3,139,284)		3,166,769

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
0.250% due 05/22/23	1,075,000	1,076,582
0.250% due 07/10/23	850,000	850,842
0.250% due 11/27/23	1,125,000	1,124,025
0.375% due 08/25/25	95,000	93,330
0.500% due 11/07/25	115,000	113,301
0.625% due 04/22/25	430,000	429,031
0.750% due 10/08/27	300,000	289,059
0.875% due 08/05/30	500,000	462,720
2.625% due 09/06/24	960,000	1,032,058
5.625% due 07/15/37	100,000	147,406
6.625% due 11/15/30	500,000	713,946
7.125% due 01/15/30	525,000	756,552
Federal Farm Credit Banks Funding Corp
0.250% due 02/26/24	530,000	528,536
0.375% due 04/08/22	350,000	351,031
Federal Home Loan Bank
0.125% due 10/21/22	900,000	899,589
0.125% due 03/17/23	260,000	259,749
0.250% due 06/03/22	500,000	500,830
0.375% due 09/04/25	475,000	466,459
0.500% due 04/14/25	500,000	496,265
5.500% due 07/15/36	100,000	144,445
Freddie Mac
0.125% due 07/25/22	150,000	150,006
0.250% due 06/26/23	500,000	500,617
0.250% due 08/24/23	65,000	65,030
0.250% due 09/08/23	145,000	145,007
0.250% due 11/06/23	800,000	799,606
0.250% due 12/04/23	680,000	679,166
0.375% due 05/05/23	500,000	502,254
0.375% due 07/21/25	180,000	177,230
0.375% due 09/23/25	825,000	810,396
1.500% due 02/12/25	250,000	258,537
2.750% due 06/19/23	500,000	528,180
6.250% due 07/15/32	225,000	324,754
Tennessee Valley Authority
3.500% due 12/15/42	100,000	112,383
4.250% due 09/15/65	200,000	258,489
5.250% due 09/15/39	25,000	34,329
5.375% due 04/01/56	50,000	75,584
6.750% due 11/01/25	150,000	189,413

	Principal Amount	Value
7.125% due 05/01/30	$50,000	$72,738

Total U.S. Government Agency Issues (Cost $16,094,274)		16,419,475

U.S. TREASURY OBLIGATIONS - 37.0%

U.S. Treasury Bonds - 7.3%

1.125% due 05/15/40	1,750,000	1,428,506
1.125% due 08/15/40	3,700,000	3,010,008
1.250% due 05/15/50	3,350,000	2,529,119
1.375% due 11/15/40	4,500,000	3,829,219
1.375% due 08/15/50	3,600,000	2,810,250
1.625% due 11/15/50	3,100,000	2,584,141
1.875% due 02/15/41	2,000,000	1,862,813
1.875% due 02/15/51	1,000,000	887,656
2.000% due 02/15/50	2,250,000	2,058,442
2.250% due 08/15/46	2,150,000	2,087,432
2.250% due 08/15/49	1,100,000	1,064,100
2.375% due 11/15/49	1,950,000	1,938,079
2.500% due 02/15/45	2,800,000	2,859,609
2.500% due 02/15/46	2,600,000	2,651,086
2.500% due 05/15/46	1,000,000	1,019,492
2.750% due 08/15/42	450,000	482,915
2.750% due 11/15/42	1,850,000	1,983,402
2.750% due 11/15/47	2,500,000	2,673,975
2.875% due 08/15/45	1,000,000	1,092,305
2.875% due 05/15/49	1,275,000	1,400,632
3.000% due 05/15/42	1,075,000	1,201,019
3.000% due 05/15/45	1,500,000	1,672,705
3.000% due 11/15/45	1,900,000	2,121,691
3.000% due 02/15/47	500,000	559,795
3.000% due 05/15/47	1,700,000	1,903,535
3.000% due 02/15/48	2,000,000	2,242,734
3.000% due 08/15/48	1,500,000	1,683,867
3.000% due 02/15/49	2,000,000	2,247,695
3.125% due 11/15/41	975,000	1,111,119
3.125% due 02/15/43	1,000,000	1,138,203
3.125% due 08/15/44	600,000	683,039
3.125% due 05/15/48	2,700,000	3,097,406
3.625% due 08/15/43	1,525,000	1,872,414
3.625% due 02/15/44	500,000	614,902
3.750% due 08/15/41	1,300,000	1,617,688
3.750% due 11/15/43	1,000,000	1,251,211
4.250% due 11/15/40	750,000	992,622
4.375% due 05/15/40	1,025,000	1,374,541
4.375% due 05/15/41	775,000	1,044,434
4.500% due 02/15/36	1,750,000	2,315,879
4.500% due 05/15/38	500,000	671,377
4.500% due 08/15/39	700,000	948,432
4.750% due 02/15/41	1,350,000	1,901,233
5.375% due 02/15/31	1,100,000	1,472,109
6.250% due 05/15/30	1,050,000	1,465,796

		77,458,627

U.S. Treasury Notes - 29.7%

0.125% due 05/31/22	2,600,000	2,601,016
0.125% due 07/31/22	5,000,000	5,001,172
0.125% due 08/31/22	5,000,000	5,000,781
0.125% due 10/31/22	2,000,000	2,000,000
0.125% due 11/30/22	3,500,000	3,499,658
0.125% due 12/31/22	5,000,000	4,998,340
0.125% due 01/31/23	2,500,000	2,498,926
0.125% due 03/31/23	2,500,000	2,498,438
0.125% due 07/15/23	3,000,000	2,994,551
0.125% due 02/15/24	2,300,000	2,287,781
0.250% due 04/15/23	3,000,000	3,004,922
0.250% due 06/15/23	3,000,000	3,003,867
0.250% due 11/15/23	2,000,000	1,999,219
0.250% due 05/31/25	2,750,000	2,697,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
0.250% due 06/30/25	$3,500,000	$3,429,863
0.250% due 07/31/25	5,000,000	4,891,895
0.250% due 08/31/25	3,500,000	3,419,199
0.250% due 09/30/25	4,200,000	4,097,379
0.250% due 10/31/25	6,000,000	5,843,320
0.375% due 04/30/25	3,000,000	2,963,027
0.375% due 11/30/25	2,500,000	2,445,801
0.375% due 12/31/25	3,500,000	3,418,652
0.375% due 01/31/26	4,000,000	3,901,250
0.500% due 03/31/25	3,000,000	2,981,543
0.500% due 02/28/26	3,500,000	3,431,914
0.500% due 05/31/27	3,500,000	3,346,123
0.500% due 06/30/27	1,000,000	954,551
0.500% due 08/31/27	2,500,000	2,376,807
0.500% due 10/31/27	2,000,000	1,894,609
0.625% due 05/15/30	3,350,000	3,049,285
0.625% due 08/15/30	2,500,000	2,266,016
0.750% due 03/31/26	2,500,000	2,478,418
0.750% due 01/31/28	2,500,000	2,397,266
0.875% due 11/15/30	4,250,000	3,931,250
1.125% due 02/28/25	3,500,000	3,566,650
1.125% due 02/28/27	750,000	748,081
1.125% due 02/29/28	1,000,000	982,656
1.125% due 02/15/31	3,500,000	3,307,227
1.250% due 08/31/24	4,000,000	4,104,766
1.250% due 03/31/28	1,000,000	989,766
1.375% due 10/15/22	2,000,000	2,038,281
1.375% due 02/15/23	1,500,000	1,534,453
1.375% due 06/30/23	4,300,000	4,413,883
1.375% due 01/31/25	5,500,000	5,660,166
1.375% due 08/31/26	3,500,000	3,561,387
1.500% due 03/31/23	1,500,000	1,540,166
1.500% due 09/30/24	3,000,000	3,104,004
1.500% due 10/31/24	2,000,000	2,068,867
1.500% due 08/15/26	3,200,000	3,277,750
1.500% due 01/31/27	3,500,000	3,569,932
1.500% due 02/15/30	3,250,000	3,210,771
1.625% due 08/15/22	2,025,000	2,067,082
1.625% due 11/15/22	4,975,000	5,095,100
1.625% due 05/31/23	1,000,000	1,030,957
1.625% due 10/31/23	3,000,000	3,106,230
1.625% due 02/15/26	1,900,000	1,965,461
1.625% due 05/15/26	1,300,000	1,342,961
1.625% due 10/31/26	5,500,000	5,660,811
1.625% due 08/15/29	2,000,000	2,007,617
1.750% due 05/15/22	1,250,000	1,273,145
1.750% due 06/30/22	2,000,000	2,041,250
1.750% due 05/15/23	4,750,000	4,907,622
1.750% due 06/30/24	3,000,000	3,128,613
1.750% due 12/31/24	1,600,000	1,669,469
1.750% due 12/31/26	2,500,000	2,587,842
1.875% due 04/30/22	2,000,000	2,038,578
1.875% due 09/30/22	2,500,000	2,565,625
1.875% due 08/31/24	3,000,000	3,142,910
1.875% due 07/31/26	1,000,000	1,044,746
2.000% due 10/31/22	4,000,000	4,118,203
2.000% due 11/30/22	2,400,000	2,474,437
2.000% due 02/15/23	6,950,000	7,189,856
2.000% due 05/31/24	5,000,000	5,251,660
2.000% due 02/15/25	2,000,000	2,107,070
2.000% due 11/15/26	1,000,000	1,049,473
2.125% due 11/30/23	2,500,000	2,623,779
2.125% due 05/15/25	3,500,000	3,705,830
2.250% due 12/31/23	4,000,000	4,214,297
2.250% due 01/31/24	2,000,000	2,109,492
2.250% due 04/30/24	3,250,000	3,436,685
2.250% due 10/31/24	800,000	849,000
2.250% due 11/15/24	2,000,000	2,123,008
2.250% due 12/31/24	4,000,000	4,250,703
2.250% due 11/15/25	2,200,000	2,343,387
2.250% due 08/15/27	4,200,000	4,452,574

	Principal Amount	Value
2.250% due 11/15/27	$2,300,000	$2,435,260
2.375% due 02/29/24	3,000,000	3,177,949
2.375% due 08/15/24	10,300,000	10,964,873
2.375% due 05/15/27	2,750,000	2,939,868
2.375% due 05/15/29	1,000,000	1,062,910
2.500% due 03/31/23	4,000,000	4,187,266
2.500% due 08/15/23	4,450,000	4,692,056
2.500% due 01/31/25	4,000,000	4,290,703
2.625% due 02/15/29	2,750,000	2,975,210
2.750% due 04/30/23	1,500,000	1,580,010
2.750% due 08/31/23	5,000,000	5,304,199
2.750% due 11/15/23	5,350,000	5,698,899
2.750% due 02/15/28	3,500,000	3,818,418
2.875% due 05/31/25	1,200,000	1,307,648
2.875% due 05/15/28	2,500,000	2,748,779
2.875% due 08/15/28	1,750,000	1,925,308
3.125% due 11/15/28	3,000,000	3,355,723

		316,724,097

Total U.S. Treasury Obligations (Cost $387,592,239)		394,182,724

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Canada Government (Canada)
1.625% due 01/22/25	150,000	155,640
2.000% due 11/15/22	250,000	257,529
Chile Government (Chile)
3.100% due 01/22/61	200,000	186,258
3.125% due 01/21/26	75,000	80,797
3.860% due 06/21/47	300,000	322,554
Colombia Government (Colombia)
3.000% due 01/30/30	200,000	196,249
3.125% due 04/15/31	350,000	343,388
4.125% due 05/15/51	300,000	286,152
4.500% due 01/28/26	250,000	275,016
5.000% due 06/15/45	300,000	320,748
Export Development Canada (Canada)
1.375% due 02/24/23	250,000	255,436
2.500% due 01/24/23	200,000	208,335
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	194,515
3.625% due 11/27/23	200,000	216,637
5.000% due 04/11/22	200,000	209,324
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	226,877
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	204,156
2.950% due 01/11/23	300,000	311,164
4.200% due 10/15/50	300,000	329,485
Israel Government AID 5.500% due 04/26/24	25,000	28,782
Israel Government International (Israel) 2.750% due 07/03/30	200,000	209,759
Japan Bank for Cooperation (Japan)
0.625% due 07/15/25	235,000	230,897
1.250% due 01/21/31	500,000	468,622
1.750% due 01/23/23	200,000	205,082
Japan Bank for International Cooperation (Japan)
1.625% due 10/17/22	200,000	204,040
1.875% due 07/21/26	200,000	206,695
2.500% due 05/23/24	200,000	211,870
3.250% due 07/20/28	200,000	221,502
3.375% due 07/31/23	200,000	213,619
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	222,573
Korea International (South Korea) 2.750% due 01/19/27	200,000	215,834
Mexico Government (Mexico)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
2.659% due 05/24/31	$200,000	$189,116
3.900% due 04/27/25	350,000	385,535
4.000% due 10/02/23	150,000	161,680
4.150% due 03/28/27	200,000	222,137
4.500% due 01/31/50	200,000	203,146
4.600% due 01/23/46	250,000	256,579
4.600% due 02/10/48	200,000	205,591
4.750% due 04/27/32	350,000	390,600
4.750% due 03/08/44	264,000	279,398
6.750% due 09/27/34	225,000	288,578
Panama Government (Panama)
2.252% due 09/29/32	500,000	476,505
3.870% due 07/23/60	200,000	198,414
4.500% due 05/15/47	350,000	388,803
6.700% due 01/26/36	100,000	134,930
8.875% due 09/30/27	100,000	138,160
Peruvian Government (Peru)
2.783% due 01/23/31	300,000	301,038
3.300% due 03/11/41	250,000	244,257
4.125% due 08/25/27	150,000	168,054
8.750% due 11/21/33	200,000	312,438
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	189,417
2.650% due 12/10/45	200,000	180,270
2.950% due 05/05/45	200,000	187,654
3.000% due 02/01/28	200,000	212,310
6.375% due 10/23/34	250,000	343,313
7.750% due 01/14/31	200,000	291,265
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	232,745
2.200% due 07/26/22	250,000	256,428
3.350% due 11/01/23	100,000	107,472
Province of British Columbia Canada (Canada)
1.300% due 01/29/31	500,000	471,026
2.000% due 10/23/22	100,000	102,807
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	255,038
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	56,381
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	293,686
1.050% due 05/21/27	200,000	195,908
1.750% due 01/24/23	300,000	308,043
2.000% due 10/02/29	100,000	100,927
2.300% due 06/15/26	250,000	264,674
2.550% due 04/25/22	300,000	307,450
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	98,590
1.350% due 05/28/30	50,000	47,591
1.500% due 02/11/25	350,000	360,599
2.500% due 04/09/24	65,000	68,951
2.750% due 04/12/27	350,000	378,131
7.500% due 07/15/23	100,000	115,777
7.500% due 09/15/29	75,000	106,611
Republic of Italy Government (Italy)
2.875% due 10/17/29	200,000	202,884
4.000% due 10/17/49	200,000	205,343
6.875% due 09/27/23	150,000	172,436
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	157,573
4.000% due 01/22/24	150,000	164,443
State of Israel (Israel) 3.375% due 01/15/50	500,000	506,250
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	207,862
3.375% due 03/12/23	200,000	211,238
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	160,695
4.375% due 10/27/27	200,000	227,638

	Principal Amount	Value
5.100% due 06/18/50	$200,000	$248,631

Total Foreign Government Bonds & Notes (Cost $19,469,304)		20,162,551

MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	34,776
8.084% due 02/15/50	300,000	516,637
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	38,684
7.043% due 04/01/50	50,000	82,396
California State University 2.975% due 11/01/51	50,000	49,107
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	33,433
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	61,068
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	139,851
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	99,897
City of Chicago IL ‘B’ 7.750% due 01/01/42	42,000	52,580
City of Houston TX 3.961% due 03/01/47	50,000	56,686
City of New York NY 5.517% due 10/01/37	40,000	52,064
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	59,058
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	122,741
5.456% due 12/01/39	25,000	33,860
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	187,449
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	50,421
JobsOhio Beverage System 2.833% due 01/01/38	10,000	10,161
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	141,373
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	50,057
3.395% due 10/15/40	20,000	21,006
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	31,680
6.668% due 11/15/39	55,000	75,364
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	35,812
6.655% due 04/01/57	98,000	141,450
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	160,140
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	153,274
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	38,691
New York City Water & Sewer System
5.952% due 06/15/42	50,000	72,210
6.011% due 06/15/42	10,000	14,526
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	$50,000	$54,968
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	101,006
Permanent University Fund-University of Texas System 3.376% due 07/01/47	185,000	203,749
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	237,240
4.031% due 09/01/48	50,000	57,117
4.229% due 10/15/57	30,000	35,542
4.458% due 10/01/62	100,000	123,488
5.647% due 11/01/40	150,000	202,365
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	15,496
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	61,152
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	73,039
State Board of Administration Finance Corp 2.154% due 07/01/30	100,000	100,002
State Dormitory Authority 3.142% due 07/01/43	100,000	96,570
State of California
3.500% due 04/01/28	100,000	111,634
7.300% due 10/01/39	100,000	152,622
7.500% due 04/01/34	50,000	77,690
7.600% due 11/01/40	270,000	448,881
7.625% due 03/01/40	40,000	64,219
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,492
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	59,789
State of Illinois 6.725% due 04/01/35	400,000	483,050
State of Texas 5.517% due 04/01/39	100,000	139,858
State of Utah 4.554% due 07/01/24	10,000	10,699
State of Wisconsin 3.154% due 05/01/27	250,000	274,612
Texas Transportation Commission 2.562% due 04/01/42	350,000	342,323
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,507
University of California
3.063% due 07/01/25	50,000	54,405
4.767% due 05/15/15	75,000	93,383
4.858% due 05/15/12	100,000	126,737

Total Municipal Bonds (Cost $5,583,998)		6,504,595

	Shares	Value
SHORT-TERM INVESTMENT – 5.9%

Money Market Fund – 5.9%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.010%	62,265,499	$62,265,499

Total Short-Term Investment (Cost $62,265,499)		62,265,499

TOTAL INVESTMENTS - 105.3% (Cost $1,095,363,132)		1,120,745,728

OTHER ASSETS & LIABILITIES, NET - (5.3%)		(56,577,474)

NET ASSETS - 100.0%		$1,064,168,254

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$303,992,706	$-	$303,992,706	$-
	Mortgage-Backed Securities	314,051,409	-	314,051,409	-
	Asset-Backed Securities	3,166,769	-	3,166,769	-
	U.S. Government Agency Issues	16,419,475	-	16,419,475	-
	U.S. Treasury Obligations	394,182,724	-	394,182,724	-
	Foreign Government Bonds & Notes	20,162,551	-	20,162,551	-
	Municipal Bonds	6,504,595	-	6,504,595	-
	Short-Term Investment	62,265,499	62,265,499	-	-

	Total	$1,120,745,728	$62,265,499	$1,058,480,229	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

EP Energy Corp * (United Kingdom)	1,815	$136,125
Pioneer Energy Services Corp * Ω ±	164	324

		136,449

Total Common Stocks (Cost $190,121)		136,449

	Principal Amount
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 5.1%

Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$221,000	223,164
5.500% due 12/15/27 ~	215,000	231,695
6.125% due 05/15/28 ~	250,000	272,769
6.750% due 09/30/24 ~	200,000	206,800
Allegheny Technologies Inc
5.875% due 12/01/27	200,000	207,375
7.875% due 08/15/23	150,000	163,096
ArcelorMittal SA (Luxembourg)
4.550% due 03/11/26	200,000	222,520
7.250% due 10/15/39	600,000	822,340
Arconic Corp
6.000% due 05/15/25 ~	190,000	205,135
6.125% due 02/15/28 ~	246,000	262,451
Ashland LLC
4.750% due 08/15/22	34,000	35,339
6.875% due 05/15/43	128,000	160,550
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	132,477
Big River Steel LLC 6.625% due 01/31/29 ~	130,000	141,840
Blue Cube Spinco LLC 10.000% due 10/15/25	87,000	91,894
Carpenter Technology Corp 6.375% due 07/15/28	125,000	134,432
CF Industries Inc
3.450% due 06/01/23	255,000	266,319
4.950% due 06/01/43	39,000	44,741
5.150% due 03/15/34	400,000	458,116
5.375% due 03/15/44	225,000	267,328
Clearwater Paper Corp
4.750% due 08/15/28 ~	250,000	252,344
5.375% due 02/01/25 ~	50,000	53,156
Cleveland-Cliffs Inc
4.625% due 03/01/29 ~	120,000	119,946
4.875% due 03/01/31 ~	276,000	275,655
5.750% due 03/01/25	100,000	103,308
5.875% due 06/01/27	300,000	310,875
6.250% due 10/01/40	100,000	95,930
6.750% due 03/15/26 ~	137,000	149,159
9.875% due 10/17/25 ~	165,000	193,512
Coeur Mining Inc 5.125% due 02/15/29 ~	300,000	287,160
Commercial Metals Co
3.875% due 02/15/31	200,000	196,542
4.875% due 05/15/23	100,000	104,864
5.375% due 07/15/27	100,000	105,250
Compass Minerals International Inc
4.875% due 07/15/24 ~	50,000	52,006
6.750% due 12/01/27 ~	135,000	144,678

	Principal Amount	Value
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	$150,000	$149,625
Constellium SE
5.625% due 06/15/28 ~	250,000	264,281
5.750% due 05/15/24 ~	365,000	370,893
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	141,922
CVR Partners LP 9.250% due 06/15/23 ~	100,000	101,000
Element Solutions Inc 3.875% due 09/01/28 ~	210,000	207,611
Eurochem Finance DAC (Switzerland) 5.500% due 03/13/24 ~	200,000	218,179
FMG Resources August 2006 Property Ltd (Australia) 4.375% due 04/01/31 ~	474,000	483,186
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	145,538
5.125% due 05/15/24 ~	90,000	97,717
Freeport-McMoRan Inc
4.125% due 03/01/28	250,000	263,269
4.250% due 03/01/30	200,000	213,188
4.375% due 08/01/28	170,000	180,646
4.550% due 11/14/24	100,000	109,511
4.625% due 08/01/30	233,000	253,970
5.000% due 09/01/27	738,000	784,952
5.400% due 11/14/34	170,000	202,706
5.450% due 03/15/43	600,000	722,916
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	103,226
GPD Cos Inc 10.125% due 04/01/26 ~	325,000	356,625
HB Fuller Co 4.250% due 10/15/28	225,000	229,035
Hecla Mining Co 7.250% due 02/15/28	100,000	107,375
Hexion Inc 7.875% due 07/15/27 ~	150,000	161,569
Illuminate Buyer LLC 9.000% due 07/01/28 ~	200,000	225,310
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	203,123
Ingevity Corp
3.875% due 11/01/28 ~	115,000	111,766
4.500% due 02/01/26 ~	100,000	102,148
Innophos Holdings Inc 9.375% due 02/15/28 ~	125,000	135,078
Joseph T Ryerson & Son Inc 8.500% due 08/01/28 ~	108,000	121,162
Kaiser Aluminum Corp 4.625% due 03/01/28 ~	114,000	116,877
Kraton Polymers LLC 4.250% due 12/15/25 ~	200,000	201,000
Mercer International Inc (Germany)
5.125% due 02/01/29 ~	294,000	304,951
5.500% due 01/15/26	150,000	154,031
Methanex Corp (Canada)
5.125% due 10/15/27	125,000	127,969
5.250% due 12/15/29	550,000	568,320
5.650% due 12/01/44	50,000	49,844
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	236,006
Minerals Technologies Inc 5.000% due 07/01/28 ~	200,000	206,750
New Gold Inc (Canada)
6.375% due 05/15/25 ~	67,000	69,136
7.500% due 07/15/27 ~	165,000	171,406
Nouryon Holding BV (Netherlands) 8.000% due 10/01/26 ~	150,000	159,844
Novelis Corp

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.750% due 01/30/30 ~	$510,000	$526,613
5.875% due 09/30/26 ~	575,000	600,875
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	153,966
OCI NV (Netherlands)
4.625% due 10/15/25 ~	200,000	207,125
5.250% due 11/01/24 ~	200,000	208,375
Olin Corp
5.000% due 02/01/30	50,000	52,490
5.125% due 09/15/27	410,000	424,862
5.625% due 08/01/29	289,000	312,071
9.500% due 06/01/25 ~	195,000	241,020
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	200,000	211,840
PQ Corp 5.750% due 12/15/25 ~	100,000	102,688
Rain CII Carbon LLC 7.250% due 04/01/25 ~	166,000	172,362
Rayonier AM Products Inc
5.500% due 06/01/24 ~	281,000	270,111
7.625% due 01/15/26 ~	210,000	223,387
Resolute Forest Products Inc 4.875% due 03/01/26 ~	125,000	125,469
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	79,767
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	82,204
Taseko Mines Ltd (Canada) 7.000% due 02/15/26 ~	300,000	305,775
The Chemours Co
5.375% due 05/15/27	94,000	99,816
5.750% due 11/15/28 ~	670,000	706,709
7.000% due 05/15/25	380,000	391,210
TPC Group Inc 10.500% due 08/01/24 ~	273,000	247,201
Trinseo Materials Operating SCA
5.125% due 04/01/29 ~	250,000	258,125
5.375% due 09/01/25 ~	175,000	180,211
Tronox Finance PLC 5.750% due 10/01/25 ~	150,000	156,469
Tronox Inc
4.625% due 03/15/29 ~	350,000	350,875
6.500% due 05/01/25 ~	50,000	53,688
United States Steel Corp
6.250% due 03/15/26	440,000	445,408
6.875% due 08/15/25	71,000	72,539
6.875% due 03/01/29	460,000	470,925
Valvoline Inc
3.625% due 06/15/31 ~	195,000	188,906
4.250% due 02/15/30 ~	176,000	179,784
Venator Finance SARL 9.500% due 07/01/25 ~	250,000	280,625
WR Grace & Co-Conn
4.875% due 06/15/27 ~	521,000	539,990
5.625% due 10/01/24 ~	100,000	110,114

		25,162,022

Communications - 16.5%

Advantage Sales & Marketing Inc 6.500% due 11/15/28 ~	233,000	242,757
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	700,000	692,125
7.500% due 05/15/26 ~	500,000	523,125
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	197,429
10.500% due 05/15/27 ~	405,000	456,271
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	355,031
5.500% due 01/15/28 ~	700,000	718,193
7.375% due 05/01/26 ~	1,517,000	1,579,728
8.125% due 02/01/27 ~	400,000	438,898

	Principal Amount	Value
AMC Networks Inc
4.250% due 02/15/29	$248,000	$241,490
4.750% due 08/01/25	250,000	256,833
5.000% due 04/01/24	160,000	162,200
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	83,156
Arches Buyer Inc
4.250% due 06/01/28 ~	200,000	200,015
6.125% due 12/01/28 ~	150,000	154,781
Avaya Inc 6.125% due 09/15/28 ~	603,000	641,254
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	201,500
Block Communications Inc 4.875% due 03/01/28 ~	250,000	255,214
C&W Senior Financing DAC (Ireland) 6.875% due 09/15/27 ~	325,000	347,141
Cable One Inc 4.000% due 11/15/30 ~	110,000	109,018
Cablevision Lightpath LLC
3.875% due 09/15/27 ~	200,000	198,250
5.625% due 09/15/28 ~	300,000	304,972
Cars.com Inc 6.375% due 11/01/28 ~	350,000	365,750
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	144,672
4.250% due 02/01/31 ~	845,000	847,932
4.500% due 08/15/30 ~	1,326,000	1,353,123
4.500% due 05/01/32 ~	379,000	384,211
4.750% due 03/01/30 ~	1,239,000	1,285,462
5.000% due 02/01/28 ~	766,000	810,926
5.125% due 05/01/27 ~	975,000	1,032,184
5.375% due 06/01/29 ~	289,000	310,282
5.500% due 05/01/26 ~	450,000	464,717
5.750% due 02/15/26 ~	864,000	892,512
5.875% due 05/01/27 ~	100,000	103,300
Cengage Learning Inc 9.500% due 06/15/24 ~	261,000	266,383
Cincinnati Bell Inc
7.000% due 07/15/24 ~	250,000	258,437
8.000% due 10/15/25 ~	150,000	159,831
Clear Channel International BV 6.625% due 08/01/25 ~	200,000	209,772
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	465,000	460,757
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	365,000	367,555
9.250% due 02/15/24	280,000	291,809
CommScope Inc
5.500% due 03/01/24 ~	395,000	407,883
6.000% due 03/01/26 ~	230,000	242,650
7.125% due 07/01/28 ~	69,000	73,375
8.250% due 03/01/27 ~	790,000	846,291
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	148,876
6.000% due 06/15/25 ~	313,000	319,698
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 ~	627,000	668,564
Consolidated Communications Inc
5.000% due 10/01/28 ~	300,000	303,090
6.500% due 10/01/28 ~	102,000	110,326
CSC Holdings LLC
3.375% due 02/15/31 ~	700,000	660,625
4.125% due 12/01/30 ~	200,000	198,856
4.625% due 12/01/30 ~	475,000	467,875
5.250% due 06/01/24	504,000	544,635
5.375% due 02/01/28 ~	350,000	368,812
5.500% due 05/15/26 ~	1,050,000	1,083,862
5.500% due 04/15/27 ~	200,000	210,270
5.750% due 01/15/30 ~	554,000	584,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.875% due 09/15/22	$200,000	$211,556
6.500% due 02/01/29 ~	300,000	332,062
6.750% due 11/15/21	100,000	102,813
7.500% due 04/01/28 ~	200,000	220,837
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	50,000	51,023
Diamond Sports Group LLC
5.375% due 08/15/26 ~	897,000	646,961
6.625% due 08/15/27 ~	520,000	271,050
DISH DBS Corp
5.000% due 03/15/23	750,000	783,375
5.875% due 07/15/22	300,000	313,650
5.875% due 11/15/24	865,000	905,902
7.375% due 07/01/28	330,000	346,599
7.750% due 07/01/26	618,000	682,890
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	258,262
Embarq Corp 7.995% due 06/01/36	600,000	692,076
Endure Digital Inc 6.000% due 02/15/29 ~	115,000	112,545
Entercom Media Corp
6.500% due 05/01/27 ~	150,000	155,438
6.750% due 03/31/29 ~	145,000	150,847
7.250% due 11/01/24 ~	100,000	103,688
Frontier Communications Corp
5.000% due 05/01/28 ~	475,000	484,621
5.875% due 10/15/27 ~	360,000	382,275
6.750% due 05/01/29 ~	150,000	158,486
GCI LLC 4.750% due 10/15/28 ~	80,000	82,050
Getty Images Inc 9.750% due 03/01/27 ~	100,000	106,856
Go Daddy Operating Co LLC
3.500% due 03/01/29 ~	280,000	275,625
5.250% due 12/01/27 ~	197,000	208,697
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	327,911
Gray Television Inc
4.750% due 10/15/30 ~	230,000	228,419
5.875% due 07/15/26 ~	75,000	77,859
7.000% due 05/15/27 ~	340,000	370,175
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	61,434
GTT Communications Inc 7.875% due 12/31/24 ~	150,000	25,313
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	303,494
6.625% due 08/01/26	165,000	183,249
7.625% due 06/15/21	295,000	298,761
iHeartCommunications Inc
4.750% due 01/15/28 ~	82,000	82,754
5.250% due 08/15/27 ~	291,000	299,817
6.375% due 05/01/26	200,000	212,625
8.375% due 05/01/27	400,000	429,500
Intrado Corp 8.500% due 10/15/25 ~	321,000	326,016
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	214,196
Lamar Media Corp
3.625% due 01/15/31 ~	120,000	116,076
3.750% due 02/15/28	75,000	75,047
4.000% due 02/15/30	42,000	41,962
4.875% due 01/15/29	200,000	209,000
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~	200,000	204,024
6.750% due 10/15/27 ~	350,000	373,590
Level 3 Financing Inc
3.625% due 01/15/29 ~	540,000	524,137
3.750% due 07/15/29 ~	150,000	146,985
4.250% due 07/01/28 ~	175,000	177,154

	Principal Amount	Value
4.625% due 09/15/27 ~	$400,000	$412,386
5.250% due 03/15/26	100,000	103,125
5.375% due 05/01/25	80,000	81,830
Liberty Interactive LLC 8.250% due 02/01/30	300,000	341,062
Logan Merger Sub Inc 5.500% due 09/01/27 ~	263,000	275,658
Lumen Technologies Inc
4.000% due 02/15/27 ~	345,000	352,866
4.500% due 01/15/29 ~	150,000	146,576
5.125% due 12/15/26 ~	169,000	178,232
5.800% due 03/15/22	225,000	233,179
7.500% due 04/01/24	950,000	1,065,995
7.600% due 09/15/39	350,000	401,527
7.650% due 03/15/42	100,000	114,063
Match Group Holdings II LLC
4.125% due 08/01/30 ~	150,000	150,680
4.625% due 06/01/28 ~	135,000	138,191
5.000% due 12/15/27 ~	100,000	105,106
5.625% due 02/15/29 ~	100,000	107,500
McGraw Hill LLC 8.000% due 11/30/24 ~	300,000	303,390
MDC Partners Inc 7.500% due 05/01/24 ~	250,000	254,128
Meredith Corp
6.500% due 07/01/25 ~	200,000	215,201
6.875% due 02/01/26	301,000	310,120
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	104,326
Netflix Inc
3.625% due 06/15/25 ~	110,000	117,447
4.375% due 11/15/26	705,000	788,542
4.875% due 04/15/28	478,000	541,517
4.875% due 06/15/30 ~	216,000	249,003
5.375% due 11/15/29 ~	422,000	499,564
5.500% due 02/15/22	350,000	364,656
5.875% due 02/15/25	225,000	258,328
5.875% due 11/15/28	480,000	581,193
6.375% due 05/15/29	80,000	99,300
Nexstar Broadcasting Inc
4.750% due 11/01/28 ~	135,000	136,675
5.625% due 07/15/27 ~	438,000	459,762
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	122,850
4.375% due 06/12/27	549,000	582,969
6.625% due 05/15/39	50,000	61,716
Northwest Fiber LLC 6.000% due 02/15/28 ~	200,000	200,000
NortonLifeLock Inc 5.000% due 04/15/25 ~	590,000	599,322
Outfront Media Capital LLC
4.250% due 01/15/29 ~	210,000	202,434
4.625% due 03/15/30 ~	268,000	258,285
5.000% due 08/15/27 ~	115,000	116,344
6.250% due 06/15/25 ~	100,000	105,938
Photo Holdings Merger Sub Inc 8.500% due 10/01/26 ~	250,000	271,367
Plantronics Inc
4.750% due 03/01/29 ~	200,000	197,000
5.500% due 05/31/23 ~	176,000	177,075
QualityTech LP 3.875% due 10/01/28 ~	115,000	114,569
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	320,550
Qwest Corp 7.250% due 09/15/25	35,000	41,125
Radiate Holdco LLC
4.500% due 09/15/26 ~	99,000	100,361
6.500% due 09/15/28 ~	533,000	563,821
Scripps Escrow II Inc
3.875% due 01/15/29 ~	175,000	172,266

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.375% due 01/15/31 ~	$100,000	$99,438
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	155,438
Sinclair Television Group Inc
4.125% due 12/01/30 ~	170,000	164,156
5.500% due 03/01/30 ~	200,000	194,838
5.875% due 03/15/26 ~	150,000	153,159
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	242,205
4.125% due 07/01/30 ~	675,000	676,620
4.625% due 07/15/24 ~	120,000	123,762
5.000% due 08/01/27 ~	160,000	168,082
5.375% due 07/15/26 ~	371,000	383,985
5.500% due 07/01/29 ~	560,000	606,550
Sprint Capital Corp
6.875% due 11/15/28	1,000,000	1,262,845
8.750% due 03/15/32	600,000	887,850
Sprint Communications Inc
6.000% due 11/15/22	400,000	428,500
11.500% due 11/15/21	200,000	212,375
Sprint Corp
7.125% due 06/15/24	1,700,000	1,959,267
7.625% due 02/15/25	250,000	298,437
7.625% due 03/01/26	300,000	367,864
7.875% due 09/15/23	805,000	921,121
Switch Ltd 3.750% due 09/15/28 ~	120,000	118,391
T-Mobile USA Inc
2.250% due 02/15/26	95,000	95,802
2.625% due 04/15/26	450,000	459,304
2.625% due 02/15/29	130,000	126,398
2.875% due 02/15/31	60,000	58,065
3.375% due 04/15/29	350,000	353,281
3.500% due 04/15/31	280,000	282,450
4.000% due 04/15/22	100,000	102,439
4.500% due 02/01/26	445,000	456,125
4.750% due 02/01/28	495,000	526,936
5.125% due 04/15/25	30,000	30,556
6.000% due 03/01/23	365,000	367,737
6.000% due 04/15/24	700,000	706,125
TEGNA Inc
4.625% due 03/15/28	385,000	392,459
4.750% due 03/15/26 ~	141,000	149,813
5.000% due 09/15/29	504,000	523,505
5.500% due 09/15/24 ~	126,000	128,245
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	227,330
6.375% due 11/15/33	700,000	825,562
7.200% due 07/18/36	650,000	821,946
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	271,150
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,600
Telesat Canada (Canada)
4.875% due 06/01/27 ~	150,000	150,375
6.500% due 10/15/27 ~	134,000	134,418
Terrier Media Buyer Inc 8.875% due 12/15/27 ~	266,000	286,728
The EW Scripps Co 5.125% due 05/15/25 ~	250,000	255,156
Townsquare Media Inc 6.875% due 02/01/26 ~	300,000	320,062
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	97,352
TripAdvisor Inc 7.000% due 07/15/25 ~	250,000	270,844
Twitter Inc 3.875% due 12/15/27 ~	167,000	175,307

	Principal Amount	Value
Uber Technologies Inc
6.250% due 01/15/28 ~	$75,000	$81,784
7.500% due 05/15/25 ~	600,000	648,276
7.500% due 09/15/27 ~	232,000	256,553
8.000% due 11/01/26 ~	700,000	759,062
United States Cellular Corp 6.700% due 12/15/33	100,000	121,410
Univision Communications Inc
5.125% due 02/15/25 ~	499,000	506,173
6.625% due 06/01/27 ~	255,000	272,799
9.500% due 05/01/25 ~	150,000	165,000
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	207,065
Urban One Inc 7.375% due 02/01/28 ~	140,000	145,121
VEON Holdings BV (Netherlands)
3.375% due 11/25/27 ~	471,000	466,516
4.000% due 04/09/25 ~	200,000	208,129
7.250% due 04/26/23 ~	200,000	216,640
VeriSign Inc
4.625% due 05/01/23	75,000	75,516
4.750% due 07/15/27	95,000	100,997
5.250% due 04/01/25	135,000	152,641
ViacomCBS Inc
5.875% due 02/28/57	53,000	53,964
6.250% due 02/28/57	292,000	325,092
ViaSat Inc
5.625% due 09/15/25 ~	198,000	201,507
5.625% due 04/15/27 ~	220,000	231,174
Videotron Ltd (Canada)
5.000% due 07/15/22	200,000	208,375
5.125% due 04/15/27 ~	200,000	211,875
5.375% due 06/15/24 ~	100,000	110,493
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	697,000	697,000
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	201,950
5.500% due 08/15/26 ~	100,000	103,948
5.500% due 05/15/29 ~	400,000	425,136
Virgin Media Vendor Financing Notes IV DAC (Ireland) 5.000% due 07/15/28 ~	200,000	203,700
Vmed O2 UK Financing I PLC (United Kingdom) 4.250% due 01/31/31 ~	500,000	487,300
Vodafone Group PLC (United Kingdom) 7.000% due 04/04/79	600,000	724,253
Windstream Escrow LLC 7.750% due 08/15/28 ~	396,000	404,039
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	500,000	491,902
6.125% due 03/01/28 ~	165,000	169,615
Ziggo Bond Co BV (Netherlands)
5.125% due 02/28/30 ~	200,000	204,750
6.000% due 01/15/27 ~	200,000	208,875
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	204,802
5.500% due 01/15/27 ~	437,000	455,833

		81,597,897

Consumer, Cyclical - 21.4%

99 Escrow Issuer Inc 7.500% due 01/15/26 ~	213,000	207,009
Abercrombie & Fitch Management Co 8.750% due 07/15/25 ~	225,000	249,047
Academy Ltd 6.000% due 11/15/27 ~	200,000	211,000
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	206,966
Adient US LLC
7.000% due 05/15/26 ~	4,000	4,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
9.000% due 04/15/25 ~	$30,000	$33,338
Affinity Gaming 6.875% due 12/15/27 ~	265,000	279,741
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	150,293
Allen Media LLC 10.500% due 02/15/28 ~	200,000	211,469
Allison Transmission Inc
3.750% due 01/30/31 ~	105,000	101,916
4.750% due 10/01/27 ~	250,000	266,325
5.875% due 06/01/29 ~	46,000	50,356
AMC Entertainment Holdings Inc
10.500% due 04/15/25 ~	160,000	170,300
10.000% Cash or 12.000% PIK (or) 5.000% Cash and 6.000% PIK due 06/15/26 ~	15,030	12,248
American Airlines Group Inc
3.750% due 03/01/25 ~	150,000	128,225
5.000% due 06/01/22 ~	264,000	259,710
American Airlines Inc
5.500% due 04/20/26 ~	1,085,000	1,130,505
5.750% due 04/20/29 ~	945,000	1,006,330
11.750% due 07/15/25 ~	850,000	1,052,504
American Airlines Pass-Through Trust ‘A’
3.375% due 11/01/28	726,940	708,097
4.950% due 07/15/24	211,118	211,225
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	412,500
6.250% due 03/15/26	75,000	76,913
6.500% due 04/01/27	65,000	67,519
6.875% due 07/01/28	150,000	157,545
American Builders & Contractors Supply Co Inc
4.000% due 01/15/28 ~	129,000	129,218
5.875% due 05/15/26 ~	80,000	82,764
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	102,525
5.000% due 02/01/28 ~	600,000	623,400
6.375% due 05/01/25 ~	310,000	328,987
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	124,206
Asbury Automotive Group Inc
4.500% due 03/01/28	150,000	153,812
4.750% due 03/01/30	218,000	225,466
Ashton Woods USA LLC 6.625% due 01/15/28 ~	250,000	266,875
Aston Martin Capital Holdings Ltd (United Kingdom) 10.500% due 11/30/25 ~	500,000	553,150
Avient Corp
5.250% due 03/15/23	91,000	98,291
5.750% due 05/15/25 ~	90,000	95,738
Bally’s Corp 6.750% due 06/01/27 ~	70,000	75,207
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	207,125
Beacon Roofing Supply Inc
4.500% due 11/15/26 ~	150,000	154,266
4.875% due 11/01/25 ~	227,000	232,520
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	258,411
7.250% due 10/15/29	100,000	109,250
Bed Bath & Beyond Inc
4.915% due 08/01/34	78,000	73,125
5.165% due 08/01/44	79,000	72,120
Boyd Gaming Corp
4.750% due 12/01/27	326,000	332,880
6.000% due 08/15/26	165,000	172,207
6.375% due 04/01/26	400,000	413,556
8.625% due 06/01/25 ~	150,000	166,988
Boyne USA Inc 7.250% due 05/01/25 ~	50,000	52,131

	Principal Amount	Value
Brinker International Inc
3.875% due 05/15/23	$200,000	$203,625
5.000% due 10/01/24 ~	100,000	104,563
Brookfield Residential Properties Inc (Canada)
4.875% due 02/15/30 ~	65,000	65,101
6.250% due 09/15/27 ~	263,000	274,999
6.375% due 05/15/25 ~	78,000	80,137
Caesars Entertainment Inc
6.250% due 07/01/25 ~	1,400,000	1,494,178
8.125% due 07/01/27 ~	438,000	483,574
Caesars Resort Collection LLC
5.250% due 10/15/25 ~	524,000	526,620
5.750% due 07/01/25 ~	414,000	437,412
Caleres Inc 6.250% due 08/15/23	59,000	59,590
Carlson Travel Inc
6.750% due 12/15/25 ~	35,000	32,200
9.500% Cash and 2.000% PIK due 12/15/26 ~	200,000	153,000
Carnival Corp
5.750% due 03/01/27 ~	1,087,000	1,116,892
6.650% due 01/15/28	200,000	213,875
7.625% due 03/01/26 ~	420,000	451,731
9.875% due 08/01/27 ~	280,000	330,019
10.500% due 02/01/26 ~	495,000	582,862
11.500% due 04/01/23 ~	1,075,000	1,233,783
Carvana Co
5.500% due 04/15/27 ~	89,000	89,690
5.625% due 10/01/25 ~	165,000	169,472
5.875% due 10/01/28 ~	125,000	128,281
CD&R Smokey Buyer Inc 6.750% due 07/15/25 ~	100,000	107,375
Cedar Fair LP
5.250% due 07/15/29	55,000	56,627
5.375% due 06/01/24	200,000	202,250
5.375% due 04/15/27	80,000	82,150
5.500% due 05/01/25 ~	350,000	368,826
6.500% due 10/01/28 ~	100,000	107,688
Century Communities Inc
5.875% due 07/15/25	150,000	155,797
6.750% due 06/01/27	148,000	157,745
Churchill Downs Inc
4.750% due 01/15/28 ~	236,000	244,626
5.500% due 04/01/27 ~	230,000	240,928
Cinemark USA Inc
4.875% due 06/01/23	425,000	423,226
5.875% due 03/15/26 ~	200,000	205,288
8.750% due 05/01/25 ~	120,000	131,925
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	400,000	406,760
Clarios Global LP
6.250% due 05/15/26 ~	311,000	330,683
6.750% due 05/15/25 ~	50,000	53,564
8.500% due 05/15/27 ~	562,000	605,780
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	94,615
Cooper-Standard Automotive Inc 13.000% due 06/01/24 ~	355,000	405,366
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	101,802
Core & Main LP 6.125% due 08/15/25 ~	185,000	190,220
Crocs Inc 4.250% due 03/15/29 ~	200,000	195,504
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	103,188
Dana Inc
5.375% due 11/15/27	188,000	197,752
5.500% due 12/15/24	200,000	204,415
5.625% due 06/15/28	100,000	107,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Dave & Buster’s Inc 7.625% due 11/01/25 ~	$175,000	$187,359
Dealer Tire LLC 8.000% due 02/01/28 ~	285,000	301,387
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	233,572
Delta Air Lines Inc
2.900% due 10/28/24	625,000	625,365
3.625% due 03/15/22	300,000	303,398
3.750% due 10/28/29	175,000	170,816
3.800% due 04/19/23	150,000	153,306
4.375% due 04/19/28	150,000	155,080
7.375% due 01/15/26	90,000	105,343
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	161,683
10.750% due 09/01/24 ~	125,000	132,768
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	103,865
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	204,800
8.500% due 10/30/25 ~	200,000	213,444
Empire Communities Corp (Canada) 7.000% due 12/15/25 ~	300,000	316,875
Ferrellgas Escrow LLC
5.375% due 04/01/26 ~	140,000	139,412
5.875% due 04/01/29 ~	240,000	237,210
Ferrellgas LP
6.500% due 05/01/21	100,000	100,000
6.750% due 06/15/23	350,000	355,908
FirstCash Inc 4.625% due 09/01/28 ~	150,000	153,281
Ford Motor Co
4.346% due 12/08/26	300,000	316,557
4.750% due 01/15/43	1,200,000	1,210,380
7.450% due 07/16/31	500,000	631,352
8.500% due 04/21/23	100,000	111,625
9.000% due 04/22/25	500,000	606,200
9.625% due 04/22/30	90,000	125,743
Ford Motor Credit Co LLC
2.900% due 02/16/28	357,000	343,434
2.979% due 08/03/22	200,000	203,250
3.087% due 01/09/23	450,000	458,147
3.096% due 05/04/23	200,000	203,500
3.219% due 01/09/22	200,000	202,690
3.339% due 03/28/22	200,000	203,002
3.350% due 11/01/22	200,000	204,312
3.370% due 11/17/23	200,000	205,250
3.375% due 11/13/25	200,000	203,650
3.664% due 09/08/24	225,000	233,275
3.810% due 01/09/24	881,000	909,632
3.815% due 11/02/27	400,000	405,250
4.000% due 11/13/30	200,000	198,648
4.063% due 11/01/24	200,000	210,060
4.125% due 08/17/27	200,000	206,750
4.134% due 08/04/25	200,000	209,560
4.140% due 02/15/23	200,000	207,180
4.250% due 09/20/22	225,000	233,109
4.271% due 01/09/27	200,000	207,875
4.375% due 08/06/23	275,000	288,310
4.389% due 01/08/26	250,000	263,120
4.687% due 06/09/25	350,000	372,120
5.113% due 05/03/29	275,000	295,542
5.584% due 03/18/24	200,000	216,128
5.596% due 01/07/22	200,000	205,966
Forestar Group Inc
5.000% due 03/01/28 ~	150,000	156,023
8.000% due 04/15/24 ~	145,000	151,872
Foundation Building Materials Inc 6.000% due 03/01/29 ~	225,000	222,469

	Principal Amount	Value
Full House Resorts Inc 8.250% due 02/15/28 ~	$150,000	$160,170
G-III Apparel Group Ltd 7.875% due 08/15/25 ~	300,000	326,812
GC EOS Buyer Inc 9.250% due 08/01/25 ~	400,000	437,000
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	465,713
8.750% due 10/01/25 ~	110,000	116,463
Group 1 Automotive Inc 4.000% due 08/15/28 ~	140,000	139,300
Guitar Center Inc 8.500% due 01/15/26 ~	200,000	211,750
H&E Equipment Services Inc 3.875% due 12/15/28 ~	360,000	350,550
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	171,108
4.875% due 05/15/26 ~	380,000	408,025
5.375% due 05/15/25 ~	195,000	206,578
Hawaiian Brand Intellectual Property Ltd 5.750% due 01/20/26 ~	350,000	372,347
Hilton Domestic Operating Co Inc
3.625% due 02/15/32 ~	255,000	247,822
3.750% due 05/01/29 ~	190,000	188,456
4.000% due 05/01/31 ~	190,000	190,356
4.875% due 01/15/30	125,000	132,834
5.375% due 05/01/25 ~	50,000	52,750
5.750% due 05/01/28 ~	365,000	393,523
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	104,386
Hilton Worldwide Finance LLC 4.875% due 04/01/27	615,000	643,059
IAA Inc 5.500% due 06/15/27 ~	159,000	167,049
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	205,937
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	219,212
Interface Inc 5.500% due 12/01/28 ~	350,000	362,469
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	206,016
5.250% due 01/15/29 ~	400,000	417,842
6.500% due 02/15/25 ~	800,000	880,000
IRB Holding Corp 7.000% due 06/15/25 ~	250,000	269,556
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	100,000	104,365
Jaguar Land Rover Automotive PLC (United Kingdom)
4.500% due 10/01/27 ~	325,000	309,236
5.875% due 01/15/28 ~	200,000	203,375
7.750% due 10/15/25 ~	200,000	217,169
JB Poindexter & Co Inc 7.125% due 04/15/26 ~	119,000	125,991
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	336,369
KB Home
4.800% due 11/15/29	75,000	78,703
6.875% due 06/15/27	75,000	88,042
7.000% due 12/15/21	100,000	102,563
7.500% due 09/15/22	100,000	108,227
7.625% due 05/15/23	215,000	233,544
Ken Garff Automotive LLC 4.875% due 09/15/28 ~	300,000	300,262
KFC Holding Co
4.750% due 06/01/27 ~	100,000	105,125
5.250% due 06/01/26 ~	492,000	507,968
L Brands Inc
5.250% due 02/01/28	270,000	290,081
6.625% due 10/01/30 ~	603,000	689,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.694% due 01/15/27	$195,000	$221,447
6.750% due 07/01/36	90,000	106,369
6.875% due 07/01/25 ~	240,000	266,838
6.875% due 11/01/35	150,000	178,993
6.950% due 03/01/33	265,000	296,137
7.500% due 06/15/29	175,000	199,120
9. 375% due 07/01/25 ~	40,000	49,850
LBM Acquisition LLC 6.250% due 01/15/29 ~	65,000	67,031
Levi Strauss & Co
3.500% due 03/01/31 ~	105,000	101,456
5.000% due 05/01/25	36,000	36,724
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	78,469
Life Time Inc
5.750% due 01/15/26 ~	340,000	350,217
8.000% due 04/15/26 ~	185,000	191,012
Lions Gate Capital Holdings LLC
due 04/15/29 # ~	195,000	195,509
5.875% due 11/01/24 ~	190,000	195,582
6.375% due 02/01/24 ~	160,000	165,101
Lithia Motors Inc
4.375% due 01/15/31 ~	150,000	155,973
4.625% due 12/15/27 ~	150,000	156,094
Live Nation Entertainment Inc
3.750% due 01/15/28 ~	160,000	158,100
4.750% due 10/15/27 ~	460,000	464,170
4.875% due 11/01/24 ~	50,000	50,960
5.625% due 03/15/26 ~	81,000	84,248
6.500% due 05/15/27 ~	225,000	250,038
LSF9 Atlantis Holdings LLC 7.750% due 02/15/26 ~	300,000	307,749
M/I Homes Inc 4.950% due 02/01/28	150,000	155,625
Macy’s Inc 8.375% due 06/15/25 ~	360,000	398,596
Macy’s Retail Holdings Inc
2.875% due 02/15/23	66,000	66,607
3.625% due 06/01/24	66,000	66,083
4.500% due 12/15/34	225,000	200,137
Macy’s Retail Holdings LLC 5.875% due 04/01/29 ~	340,000	349,292
Marriott Ownership Resorts Inc
4.750% due 01/15/28	150,000	152,034
6.125% due 09/15/25 ~	65,000	69,201
6.500% due 09/15/26	245,000	256,293
Mattamy Group Corp (Canada)
4.625% due 03/01/30 ~	170,000	169,150
5.250% due 12/15/27 ~	82,000	86,049
Mattel Inc
3.150% due 03/15/23	395,000	400,390
3.375% due 04/01/26 ~	65,000	67,271
3.750% due 04/01/29 ~	110,000	110,963
5.875% due 12/15/27 ~	116,000	127,565
6.200% due 10/01/40	134,000	157,450
6.750% due 12/31/25 ~	76,000	79,986
MDC Holdings Inc
2.500% due 01/15/31	200,000	189,000
3.850% due 01/15/30	150,000	156,633
5.500% due 01/15/24	100,000	110,615
6.000% due 01/15/43	150,000	189,600
Melco Resorts Finance Ltd (Hong Kong)
4.875% due 06/06/25 ~	285,000	293,569
5.375% due 12/04/29 ~	200,000	212,958
5.625% due 07/17/27 ~	600,000	627,300
5.750% due 07/21/28 ~	400,000	426,750
Meritage Homes Corp
due 04/15/29 # ~	150,000	150,000
5.125% due 06/06/27	200,000	220,000

	Principal Amount	Value
Meritor Inc
4.500% due 12/15/28 ~	$175,000	$175,853
6.250% due 02/15/24	39,000	39,788
6.250% due 06/01/25 ~	175,000	186,812
MGM China Holdings Ltd (Macau)
4.750% due 02/01/27 ~	200,000	203,250
5.375% due 05/15/24 ~	200,000	206,771
5.875% due 05/15/26 ~	200,000	210,218
MGM Resorts International
4.625% due 09/01/26	115,000	120,811
4.750% due 10/15/28	110,000	113,822
5.500% due 04/15/27	335,000	360,596
5.750% due 06/15/25	230,000	251,131
6.000% due 03/15/23	500,000	536,250
6.750% due 05/01/25	230,000	248,170
Michael Kors USA Inc 4.500% due 11/01/24 ~	200,000	209,519
Michaels Stores Inc
4.750% due 10/01/27 ~	200,000	217,800
8.000% due 07/15/27 ~	155,000	171,537
Mohegan Gaming & Entertainment
7.875% due 10/15/24 ~	155,000	162,072
8.000% due 02/01/26 ~	360,000	363,150
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	205,500
Murphy Oil USA Inc
3.750% due 02/15/31 ~	85,000	83,708
4.750% due 09/15/29	99,000	104,179
5.625% due 05/01/27	100,000	104,856
Navistar International Corp
6.625% due 11/01/25 ~	326,000	338,642
9.500% due 05/01/25 ~	65,000	71,541
NCL Corp Ltd
3.625% due 12/15/24 ~	193,000	182,506
5.875% due 03/15/26 ~	510,000	515,865
10.250% due 02/01/26 ~	130,000	152,854
12.250% due 05/15/24 ~	50,000	60,632
NCL Finance Ltd 6.125% due 03/15/28 ~	125,000	127,578
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	125,000	121,797
3.875% due 01/15/28 ~	98,000	99,200
4.000% due 10/15/30 ~	1,158,000	1,118,917
4.250% due 05/15/24 ~	266,000	269,386
4.375% due 01/15/28 ~	214,000	215,372
5.750% due 04/15/25 ~	50,000	53,204
Newell Brands Inc
4.350% due 04/01/23	192,000	202,800
4.700% due 04/01/26	685,000	756,802
4.875% due 06/01/25	165,000	182,325
5.875% due 04/01/36	130,000	159,900
6.000% due 04/01/46	200,000	248,840
NMG Holding Co Inc 7.125% due 04/01/26 ~	125,000	127,656
Nordstrom Inc
4.000% due 03/15/27	350,000	359,216
4.375% due 04/01/30	51,000	52,267
5.000% due 01/15/44	350,000	340,396
Park River Holdings Inc 5.625% due 02/01/29 ~	300,000	291,187
Party City Holdings Inc 8.750% due 02/15/26 ~	300,000	309,562
Peninsula Pacific Entertainment LLC 8.500% due 11/15/27 ~	365,000	393,059
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	103,738
Penske Automotive Group Inc
3.500% due 09/01/25	139,000	142,186
5.500% due 05/15/26	315,000	324,741
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	50,281
5.500% due 10/15/27 ~	295,000	309,039
PetSmart Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.750% due 02/15/28 ~	$680,000	$696,293
7.750% due 02/15/29 ~	500,000	541,850
Picasso Finance Sub Inc 6.125% due 06/15/25 ~	117,000	124,482
PM General Purchaser LLC 9.500% due 10/01/28 ~	30,000	32,063
Powdr Corp 6.000% due 08/01/25 ~	125,000	132,200
QVC Inc
4.375% due 03/15/23	150,000	157,500
4.375% due 09/01/28	225,000	227,205
4.450% due 02/15/25	125,000	131,875
4.750% due 02/15/27	175,000	181,453
4.850% due 04/01/24	100,000	107,679
5.450% due 08/15/34	300,000	300,750
Real Hero Merger Sub 2 Inc 6.250% due 02/01/29 ~	40,000	41,350
Resideo Funding Inc 6.125% due 11/01/26 ~	59,000	62,299
Rite Aid Corp
7.500% due 07/01/25 ~	330,000	343,373
8.000% due 11/15/26 ~	248,000	260,710
Royal Caribbean Cruises Ltd
3.700% due 03/15/28	175,000	161,622
5.250% due 11/15/22	219,000	225,870
5.500% due 04/01/28 ~	450,000	452,812
9.125% due 06/15/23 ~	532,000	586,892
10.875% due 06/01/23 ~	300,000	345,652
11.500% due 06/01/25 ~	560,000	653,800
Sally Holdings LLC 5.625% due 12/01/25	265,000	273,679
Scientific Games International Inc
5.000% due 10/15/25 ~	155,000	160,727
7.000% due 05/15/28 ~	224,000	239,747
7.250% due 11/15/29 ~	156,000	169,524
8.250% due 03/15/26 ~	600,000	644,523
8.625% due 07/01/25 ~	90,000	97,961
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	109,000	118,668
Shea Homes LP
4.750% due 02/15/28 ~	200,000	203,977
4.750% due 04/01/29 ~	150,000	152,100
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	200,000	207,375
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	404,500
5.500% due 04/15/27 ~	100,000	103,750
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	235,000	254,534
Sizzling Platter LLC 8.500% due 11/28/25 ~	250,000	248,750
Specialty Building Products Holdings LLC 6.375% due 09/30/26 ~	90,000	93,038
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	50,000	56,621
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	105,125
Staples Inc
7.500% due 04/15/26 ~	600,000	633,750
10.750% due 04/15/27 ~	297,000	293,659
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	442,828
Station Casinos LLC 4.500% due 02/15/28 ~	190,000	189,645
Stellantis NV 5.250% due 04/15/23	450,000	487,278
Studio City Finance Ltd (Macau)
5.000% due 01/15/29 ~	200,000	200,990
6.000% due 07/15/25 ~	200,000	211,680
6.500% due 01/15/28 ~	200,000	214,500

	Principal Amount	Value
Suburban Propane Partners LP
5.500% due 06/01/24	$50,000	$50,923
5.875% due 03/01/27	300,000	312,937
Superior Plus LP (Canada) 4.500% due 03/15/29 ~	100,000	101,270
Taylor Morrison Communities Inc
5.125% due 08/01/30 ~	145,000	154,334
5.625% due 03/01/24 ~	100,000	107,500
5.750% due 01/15/28 ~	100,000	110,468
5.875% due 04/15/23 ~	250,000	266,224
5.875% due 06/15/27 ~	144,000	159,448
6.625% due 07/15/27 ~	100,000	108,125
Tempur Sealy International Inc
4.000% due 04/15/29 ~	150,000	149,625
5.500% due 06/15/26	214,000	222,025
Tenneco Inc
5.000% due 07/15/26	180,000	169,987
5.125% due 04/15/29 ~	395,000	390,556
5.375% due 12/15/24	25,000	25,136
7.875% due 01/15/29 ~	15,000	16,861
Tesla Inc 5.300% due 08/15/25 ~	544,000	565,134
The Gap Inc
8.375% due 05/15/23 ~	65,000	74,323
8.625% due 05/15/25 ~	510,000	571,837
8.875% due 05/15/27 ~	135,000	157,781
The Goodyear Tire & Rubber Co
due 04/30/31 #	250,000	250,000
due 04/30/33 #	200,000	200,000
4.875% due 03/15/27	135,000	139,134
5.000% due 05/31/26	180,000	185,191
5.125% due 11/15/23	615,000	617,890
9.500% due 05/31/25	145,000	162,842
The New Home Co Inc 7.250% due 10/15/25 ~	600,000	622,626
The Scotts Miracle-Gro Co
4.000% due 04/01/31 ~	125,000	123,484
4.500% due 10/15/29	200,000	206,821
5.250% due 12/15/26	100,000	105,400
The William Carter Co
5.500% due 05/15/25 ~	155,000	165,605
5.625% due 03/15/27 ~	214,000	226,439
Titan International Inc 6.500% due 11/30/23	50,000	50,765
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	105,875
4.350% due 02/15/28	400,000	433,924
4.375% due 04/15/23	200,000	209,500
5.875% due 02/15/22	100,000	102,750
Travel & Leisure Co
4.250% due 03/01/22	200,000	202,744
4.625% due 03/01/30 ~	150,000	155,742
5.650% due 04/01/24	300,000	325,456
6.000% due 04/01/27	150,000	166,594
6.625% due 07/31/26 ~	217,000	246,642
TRI Pointe Group Inc 5.875% due 06/15/24	200,000	221,625
Tri Pointe Homes Inc
5.250% due 06/01/27	100,000	107,356
5.700% due 06/15/28	150,000	166,157
Under Armour Inc 3.250% due 06/15/26	200,000	200,495
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	101,875
4.875% due 01/15/25	150,000	153,076
5.000% due 02/01/24	200,000	203,375
Univar Solutions USA Inc 5.125% due 12/01/27 ~	204,000	212,631
Universal Entertainment Corp (Japan) 8.500% due 12/11/24 ~	200,000	215,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
US Airways 2013-1 Class A Pass-Through Trust 3.950% due 05/15/27	$116,116	$114,327
Vail Resorts Inc 6.250% due 05/15/25 ~	235,000	250,862
Viking Cruises Ltd
5.875% due 09/15/27 ~	434,000	425,049
7.000% due 02/15/29 ~	150,000	154,830
13.000% due 05/15/25 ~	50,000	58,875
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	300,000	303,840
Vista Outdoor Inc 4.500% due 03/15/29 ~	300,000	297,399
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	158,430
Wabash National Corp 5.500% due 10/01/25 ~	75,000	76,961
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	180,806
Williams Scotsman International Inc 4.625% due 08/15/28 ~	100,000	102,063
Winnebago Industries Inc 6.250% due 07/15/28 ~	200,000	214,625
WMG Acquisition Corp
3.000% due 02/15/31 ~	221,000	210,569
3.875% due 07/15/30 ~	200,000	202,250
5.500% due 04/15/26 ~	200,000	205,995
Wolverine Escrow LLC
8.500% due 11/15/24 ~	227,000	226,858
9.000% due 11/15/26 ~	223,000	223,206
13.125% due 11/15/27 ~	262,000	227,940
Wolverine World Wide Inc
5.000% due 09/01/26 ~	100,000	101,688
6.375% due 05/15/25 ~	350,000	373,625
Wyndham Hotels & Resorts Inc
4.375% due 08/15/28 ~	106,000	107,418
5.375% due 04/15/26 ~	185,000	189,509
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	150,000	153,845
5.250% due 05/15/27 ~	466,000	488,545
5.500% due 03/01/25 ~	700,000	740,425
Wynn Macau Ltd (Macau)
5.125% due 12/15/29 ~	390,000	400,442
5.500% due 10/01/27 ~	400,000	418,500
5.625% due 08/26/28 ~	500,000	523,587
Wynn Resorts Finance LLC
5.125% due 10/01/29 ~	210,000	215,197
7.750% due 04/15/25 ~	70,000	75,971
Yum! Brands Inc
due 01/31/32 #	515,000	526,268
3.625% due 03/15/31	225,000	216,562
3.750% due 11/01/21	200,000	201,975
5.350% due 11/01/43	100,000	106,000
6.875% due 11/15/37	100,000	121,430
7.750% due 04/01/25 ~	50,000	54,750
ZF North America Capital Inc (Germany)
4.500% due 04/29/22 ~	400,000	410,000
4.750% due 04/29/25 ~	150,000	161,217

		106,081,100

Consumer, Non-Cyclical - 16.1%

Acadia Healthcare Co Inc
5.000% due 04/15/29 ~	225,000	234,050
5.500% due 07/01/28 ~	265,000	279,476
ACCO Brands Corp 4.250% due 03/15/29 ~	215,000	209,555
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	76,725
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	189,288

	Principal Amount	Value
6.125% due 08/01/28 ~	$250,000	$265,625
Adtalem Global Education Inc 5.500% due 03/01/28 ~	250,000	247,452
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	158,047
Air Methods Corp 8.000% due 05/15/25 ~	130,000	122,525
Akumin Inc 7.000% due 11/01/25 ~	260,000	277,225
Albertsons Cos Inc
3.250% due 03/15/26 ~	603,000	601,444
3.500% due 02/15/23 ~	87,000	88,827
3.500% due 03/15/29 ~	263,000	250,610
4.625% due 01/15/27 ~	375,000	389,062
4.875% due 02/15/30 ~	378,000	388,962
5.750% due 03/15/25	91,000	94,307
5.875% due 02/15/28 ~	177,000	189,025
7.500% due 03/15/26 ~	125,000	138,311
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	522,000	554,549
9.750% due 07/15/27 ~	297,000	326,385
Alta Equipment Group Inc due 04/15/26 # ~	100,000	101,500
AMN Healthcare Inc
4.000% due 04/15/29 ~	150,000	149,625
4.625% due 10/01/27 ~	217,000	222,289
Aptim Corp 7.750% due 06/15/25 ~	150,000	128,422
APX Group Inc
6.750% due 02/15/27 ~	440,000	472,547
7.625% due 09/01/23	100,000	103,438
7.875% due 12/01/22	269,000	270,513
ASGN Inc 4.625% due 05/15/28 ~	79,000	81,636
Avantor Funding Inc 4.625% due 07/15/28 ~	150,000	156,842
Avis Budget Car Rental LLC
4.750% due 04/01/28 ~	125,000	127,422
5.375% due 03/01/29 ~	145,000	150,264
5.750% due 07/15/27 ~	425,000	442,943
6.375% due 04/01/24 ~	100,000	101,848
Avon Products Inc (United Kingdom) 6.500% due 03/15/23	200,000	213,375
B&G Foods Inc
5.250% due 04/01/25	408,000	419,628
5.250% due 09/15/27	107,000	111,447
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	161,065
9.250% due 04/01/26 ~	385,000	427,080
Bausch Health Cos Inc
5.000% due 01/30/28 ~	240,000	243,300
5.000% due 02/15/29 ~	150,000	149,250
5.250% due 01/30/30 ~	1,000,000	1,006,320
5.250% due 02/15/31 ~	794,000	791,693
5.500% due 11/01/25 ~	246,000	252,981
5.750% due 08/15/27 ~	140,000	150,938
6.125% due 04/15/25 ~	800,000	820,960
6.250% due 02/15/29 ~	450,000	478,980
7.000% due 03/15/24 ~	1,219,000	1,248,256
7.000% due 01/15/28 ~	388,000	421,849
7.250% due 05/30/29 ~	98,000	109,558
9.000% due 12/15/25 ~	539,000	586,618
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	292,500
Capitol Investment Merger Sub 2 LLC 10.000% due 08/01/24 ~	125,000	135,188
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	103,000
Carriage Services Inc 6.625% due 06/01/26 ~	225,000	237,051
Catalent Pharma Solutions Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.125% due 02/15/29 ~	$116,000	$111,505
5.000% due 07/15/27 ~	115,000	120,657
Centene Corp
2.500% due 03/01/31	505,000	482,916
3.000% due 10/15/30	305,000	304,875
3.375% due 02/15/30	696,000	703,611
4.250% due 12/15/27	1,065,000	1,121,580
4.625% due 12/15/29	1,106,000	1,198,462
5.375% due 06/01/26 ~	300,000	314,085
5.375% due 08/15/26 ~	140,000	148,036
Central Garden & Pet Co
4.125% due 10/15/30	335,000	338,978
5.125% due 02/01/28	100,000	105,856
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	133,000	133,376
4.000% due 03/15/31 ~	200,000	203,560
4.250% due 05/01/28 ~	192,000	198,084
Chobani LLC 4.625% due 11/15/28 ~	350,000	357,875
CHS
4.750% due 02/15/31 ~	115,000	112,487
5.625% due 03/15/27 ~	605,000	634,494
6.000% due 01/15/29 ~	300,000	317,625
6.625% due 02/15/25 ~	1,310,000	1,385,332
6.875% due 04/01/28 ~	459,000	419,225
6.875% due 04/15/29 ~	275,000	288,233
8.000% due 03/15/26 ~	250,000	270,575
8.000% due 12/15/27 ~	189,000	207,529
8.125% due 06/30/24 ~	378,000	397,486
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	317,778
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	51,563
CoreCivic Inc REIT
4.625% due 05/01/23	300,000	296,250
4.750% due 10/15/27	60,000	53,625
Coty Inc 6.500% due 04/15/26 ~	75,000	75,695
CPI CG Inc 8.625% due 03/15/26 ~	80,000	84,000
Darling Ingredients Inc 5.250% due 04/15/27 ~	99,000	104,259
DaVita Inc
3.750% due 02/15/31 ~	454,000	433,845
4.625% due 06/01/30 ~	825,000	841,591
Del Monte Foods Inc 11.875% due 05/15/25 ~	210,000	241,500
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	51,500
Edgewell Personal Care Co
4.125% due 04/01/29 ~	125,000	124,509
4.700% due 05/24/22	200,000	209,385
5.500% due 06/01/28 ~	100,000	105,739
Elanco Animal Health Inc
4.912% due 08/27/21	35,000	35,372
5.272% due 08/28/23	395,000	425,859
5.900% due 08/28/28	130,000	147,794
Emergent BioSolutions Inc 3.875% due 08/15/28 ~	150,000	146,906
Encompass Health Corp
4.500% due 02/01/28	149,000	152,846
4.625% due 04/01/31	510,000	528,487
4.750% due 02/01/30	156,000	160,741
5.125% due 03/15/23	100,000	100,465
5.750% due 09/15/25	100,000	103,550
Endo Dac
6.000% due 06/30/28 ~	666,000	540,126
9.500% due 07/31/27 ~	275,000	299,234
Endo Luxembourg Finance Co I Sarl 6.125% due 04/01/29 ~	400,000	404,000

	Principal Amount	Value
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	$100,000	$103,375
Garda World Security Corp (Canada)
4.625% due 02/15/27 ~	395,000	395,987
9.500% due 11/01/27 ~	78,000	86,468
Gartner Inc
3.750% due 10/01/30 ~	397,000	394,213
4.500% due 07/01/28 ~	569,000	587,492
Global Medical Response Inc 6.500% due 10/01/25 ~	150,000	155,438
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	104,866
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	102,653
HCA Inc
3.500% due 09/01/30	1,050,000	1,060,102
5.375% due 02/01/25	640,000	714,880
5.375% due 09/01/26	300,000	338,812
5.625% due 09/01/28	425,000	489,504
5.875% due 05/01/23	350,000	381,598
5.875% due 02/15/26	800,000	918,000
5.875% due 02/01/29	275,000	320,844
7.050% due 12/01/27	170,000	204,691
7.690% due 06/15/25	150,000	181,379
8.360% due 04/15/24	100,000	117,250
Herbalife Nutrition Ltd 7.875% due 09/01/25 ~	170,000	185,088
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	351,805
Hill-Rom Holdings Inc
4.375% due 09/15/27 ~	66,000	68,145
5.000% due 02/15/25 ~	125,000	128,766
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	68,189
Hologic Inc
3.250% due 02/15/29 ~	209,000	206,779
4.625% due 02/01/28 ~	191,000	201,147
Horizon Therapeutics USA Inc 5.500% due 08/01/27 ~	200,000	213,838
IHS Markit Ltd 4.250% due 05/01/29	500,000	563,997
Ingles Markets Inc 5.750% due 06/15/23	84,000	84,892
IQVIA Inc
5.000% due 10/15/26 ~	300,000	312,187
5.000% due 05/15/27 ~	200,000	211,552
Jaguar Holding Co II
4.625% due 06/15/25 ~	35,000	36,573
5.000% due 06/15/28 ~	55,000	57,351
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	211,282
7.000% due 01/15/26 ~	450,000	480,060
JBS USA LUX SA
5.500% due 01/15/30 ~	421,000	466,784
6.500% due 04/15/29 ~	298,000	337,202
6.750% due 02/15/28 ~	285,000	312,787
Korn Ferry 4.625% due 12/15/27 ~	150,000	153,375
Kraft Heinz Foods Co
3.000% due 06/01/26	2,313,000	2,435,742
3.750% due 04/01/30	750,000	797,497
4.250% due 03/01/31	135,000	148,805
4.375% due 06/01/46	3,250,000	3,405,225
4.625% due 01/30/29	25,000	28,086
4.625% due 10/01/39	162,000	175,570
5.500% due 06/01/50	700,000	858,967
6.875% due 01/26/39	150,000	207,111
Kronos Acquisition Holdings Inc (Canada)
5.000% due 12/31/26 ~	25,000	25,031
7.000% due 12/31/27 ~	555,000	532,589
Lamb Weston Holdings Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
4.625% due 11/01/24 ~	$230,000	$239,251
4.875% due 11/01/26 ~	375,000	388,547
4.875% due 05/15/28 ~	83,000	89,779
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	50,095
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	177,969
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	230,000	225,975
6.750% due 04/15/25 ~	180,000	191,700
Legends Hospitality Holding Co LLC 5.000% due 02/01/26 ~	210,000	213,938
LifePoint Health Inc 5.375% due 01/15/29 ~	65,000	64,106
Magellan Health Inc 4.900% due 09/22/24	150,000	161,344
MEDNAX Inc 6.250% due 01/15/27 ~	350,000	374,699
ModivCare Inc 5.875% due 11/15/25 ~	72,000	75,915
Modulaire Global Finance Plc (United Kingdom) 8.000% due 02/15/23 ~	145,000	148,424
Molina Healthcare Inc
3.875% due 11/15/30 ~	120,000	123,750
4.375% due 06/15/28 ~	150,000	154,494
5.375% due 11/15/22	250,000	262,604
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	380,000	370,975
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,750
NESCO Holdings II Inc due 04/15/29 # ~	300,000	308,115
Nielsen Finance LLC
5.000% due 04/15/22 ~	240,000	240,289
5.625% due 10/01/28 ~	220,000	231,688
5.875% due 10/01/30 ~	100,000	108,563
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	315,000	339,247
Owens & Minor Inc 4.500% due 03/31/29 ~	80,000	80,500
P&L Development LLC 7.750% due 11/15/25 ~	150,000	160,875
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	819,000	869,745
Pilgrim’s Pride Corp
due 04/15/31 # ~	325,000	324,181
5.750% due 03/15/25 ~	496,000	506,838
5.875% due 09/30/27 ~	152,000	163,088
Post Holdings Inc
4.500% due 09/15/31 ~	1,025,000	1,015,006
4.625% due 04/15/30 ~	314,000	315,177
5.500% due 12/15/29 ~	325,000	348,424
5.625% due 01/15/28 ~	108,000	113,843
5.750% due 03/01/27 ~	205,000	215,995
Prestige Brands Inc
3.750% due 04/01/31 ~	250,000	239,063
5.125% due 01/15/28 ~	133,000	139,712
Prime Healthcare Services Inc 7.250% due 11/01/25 ~	107,000	114,356
Prime Security Services Borrower LLC
3.375% due 08/31/27 ~	170,000	165,113
5.250% due 04/15/24 ~	497,000	530,746
5.750% due 04/15/26 ~	246,000	266,492
6.250% due 01/15/28 ~	685,000	714,044
Primo Water Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	226,391
Quorum Health Corp 11.625% due 04/15/23 * Y Ω	9,000	830
Radiology Partners Inc 9.250% due 02/01/28 ~	55,000	60,019

	Principal Amount	Value
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	$500,000	$542,187
Rent-A-Center Inc 6.375% due 02/15/29 ~	180,000	191,250
Revlon Consumer Products Corp 6.250% due 08/01/24	150,000	53,250
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	220,000	226,760
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	311,250
Sabre GLBL Inc
7.375% due 09/01/25 ~	518,000	566,070
9.250% due 04/15/25 ~	50,000	59,688
Safeway Inc 7.250% due 02/01/31	150,000	174,534
SEG Holding LLC 5.625% due 10/15/28 ~	200,000	209,750
Select Medical Corp 6.250% due 08/15/26 ~	424,000	451,263
Service Corp International
3.375% due 08/15/30	426,000	416,330
4.625% due 12/15/27	53,000	55,948
5.125% due 06/01/29	206,000	221,427
Shift4 Payments LLC 4.625% due 11/01/26 ~	300,000	312,000
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	200,037
Signal Parent Inc due 04/01/29 # ~	250,000	248,125
Simmons Foods Inc 4.625% due 03/01/29 ~	245,000	247,455
Sotheby’s 7.375% due 10/15/27 ~	200,000	216,610
Spectrum Brands Inc
3.875% due 03/15/31 ~	150,000	147,188
5.000% due 10/01/29 ~	86,000	90,945
5.750% due 07/15/25	449,000	463,592
Surgery Center Holdings Inc 10.000% due 04/15/27 ~	290,000	320,269
Syneos Health Inc 3.625% due 01/15/29 ~	150,000	146,156
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	177,236
Teleflex Inc
4.250% due 06/01/28 ~	95,000	98,563
4.625% due 11/15/27	156,000	165,526
4.875% due 06/01/26	150,000	154,284
Tenet Healthcare Corp
4.625% due 07/15/24	590,000	602,797
4.625% due 09/01/24 ~	87,000	89,583
4.625% due 06/15/28 ~	465,000	477,197
4.875% due 01/01/26 ~	545,000	567,345
5.125% due 05/01/25	300,000	304,590
5.125% due 11/01/27 ~	526,000	551,353
6.125% due 10/01/28 ~	655,000	684,475
6.250% due 02/01/27 ~	530,000	560,348
6.750% due 06/15/23	778,000	844,052
7.500% due 04/01/25 ~	50,000	54,054
The ADT Security Corp
3.500% due 07/15/22	650,000	660,969
4.875% due 07/15/32 ~	200,000	203,500
The Brink’s Co
4.625% due 10/15/27 ~	197,000	202,230
5.500% due 07/15/25 ~	150,000	158,719
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	206,125
The Nielsen Co Luxembourg SARL 5.000% due 02/01/25 ~	200,000	204,875
TreeHouse Foods Inc 4.000% due 09/01/28	115,000	116,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
TriNet Group Inc 3.500% due 03/01/29 ~	$115,000	$112,637
Triton Water Holdings Inc 6.250% due 04/01/29 ~	155,000	158,197
Turning Point Brands Inc 5.625% due 02/15/26 ~	100,000	104,000
United Natural Foods Inc 6.750% due 10/15/28 ~	65,000	69,550
United Rentals North America Inc
3.875% due 11/15/27	127,000	131,763
3.875% due 02/15/31	500,000	503,437
4.000% due 07/15/30	125,000	127,375
4.875% due 01/15/28	715,000	754,053
5.250% due 01/15/30	142,000	154,379
5.500% due 05/15/27	260,000	277,777
5.875% due 09/15/26	170,000	178,052
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	250,000	259,687
US Foods Inc
4.750% due 02/15/29 ~	65,000	65,081
6.250% due 04/15/25 ~	120,000	128,800
US Renal Care Inc 10.625% due 07/15/27 ~	175,000	192,828
Vector Group Ltd
5.750% due 02/01/29 ~	125,000	129,141
10.500% due 11/01/26 ~	173,000	185,659
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	349,081
WW International Inc 8.625% due 12/01/25 ~	75,000	78,174

		79,842,071

Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	101,635
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	202,729
6.125% due 02/01/25 ~	146,000	147,989

		452,353

Energy - 13.2%
Aethon United BR LP 8.250% due 02/15/26 ~	340,000	352,537
AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	282,516
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	93,336
Antero Midstream Partners LP
5.375% due 09/15/24	200,000	202,125
5.750% due 03/01/27 ~	200,000	200,419
5.750% due 01/15/28 ~	197,000	197,369
7.875% due 05/15/26 ~	165,000	177,770
Antero Resources Corp
5.000% due 03/01/25	150,000	150,341
5.625% due 06/01/23	234,000	235,083
7.625% due 02/01/29 ~	150,000	160,031
8.375% due 07/15/26 ~	104,000	114,855
Apache Corp
4.250% due 01/15/30	250,000	243,981
4.375% due 10/15/28	208,000	207,688
4.625% due 11/15/25	130,000	134,102
4.750% due 04/15/43	1,035,000	961,515
4.875% due 11/15/27	215,000	220,697
5.100% due 09/01/40	712,000	697,315
Archrock Partners LP
6.250% due 04/01/28 ~	180,000	183,182
6.875% due 04/01/27 ~	156,000	163,020
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	80,100
8.250% due 12/31/28 ~	165,000	171,909

	Principal Amount	Value
9.000% due 11/01/27 ~	$175,000	$223,125
Baytex Energy Corp (Canada)
5.625% due 06/01/24 ~	120,000	113,025
8.750% due 04/01/27 ~	185,000	168,234
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	200,000	193,875
Blue Racer Midstream LLC
6.625% due 07/15/26 ~	50,000	51,500
7.625% due 12/15/25 ~	245,000	264,501
Bristow Group Inc 6.875% due 03/01/28 ~	150,000	149,795
Buckeye Partners LP
3.950% due 12/01/26	175,000	173,418
4.125% due 03/01/25 ~	127,000	129,815
4.150% due 07/01/23	298,000	306,754
4.500% due 03/01/28 ~	105,000	105,525
5.850% due 11/15/43	250,000	243,622
6.375% due 01/22/78	200,000	160,859
California Resources Corp 7.125% due 02/01/26 ~	55,000	56,043
Callon Petroleum Co
6.125% due 10/01/24	200,000	170,500
6.250% due 04/15/23	637,000	568,124
Calumet Specialty Products Partners LP
7.750% due 04/15/23	250,000	249,064
9.250% due 07/15/24 ~	162,000	176,580
11.000% due 04/15/25 ~	133,000	139,981
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	200,000	204,658
3.800% due 09/15/23	50,000	52,877
6.750% due 11/15/39	875,000	1,099,813
CGG SA (France) due 04/01/27 # ~	200,000	202,040
ChampionX Corp 6.375% due 05/01/26	100,000	105,106
Cheniere Energy Inc 4.625% due 10/15/28 ~	265,000	275,544
Cheniere Energy Partners LP
4.000% due 03/01/31 ~	361,000	367,769
4.500% due 10/01/29	494,000	513,024
5.625% due 10/01/26	395,000	413,723
Chesapeake Energy Corp
5.500% due 02/01/26 ~	110,000	114,705
5.875% due 02/01/29 ~	185,000	196,447
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	102,000
CNX Resources Corp
6.000% due 01/15/29 ~	250,000	260,264
7.250% due 03/14/27 ~	250,000	268,840
Comstock Resources Inc
6.750% due 03/01/29 ~	135,000	138,628
7.500% due 05/15/25 ~	231,000	240,096
9.750% due 08/15/26	173,000	188,354
Continental Resources Inc
3.800% due 06/01/24	350,000	359,406
4.375% due 01/15/28	300,000	315,825
4.500% due 04/15/23	81,000	84,040
4.900% due 06/01/44	225,000	225,426
5.750% due 01/15/31 ~	200,000	226,272
Continuum Energy Levanter Pte Ltd (Singapore) 4.500% due 02/09/27 ~	200,000	204,775
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	137,813
5.750% due 04/01/25	85,000	85,682
6.000% due 02/01/29 ~	105,000	103,622
CrownRock LP 5.625% due 10/15/25 ~	344,000	351,601
CSI Compressco LP 7.500% due 04/01/25 ~	200,000	203,625
CVR Energy Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.250% due 02/15/25 ~	$210,000	$205,485
5.750% due 02/15/28 ~	125,000	122,109
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	156,885
5.125% due 05/15/29	74,000	78,820
5.375% due 07/15/25	200,000	217,100
5.600% due 04/01/44	100,000	100,430
5.625% due 07/15/27	235,000	255,367
5.850% due 05/21/43 ~	100,000	89,471
6.450% due 11/03/36 ~	403,000	452,367
6.750% due 09/15/37 ~	100,000	112,125
Double Eagle III Midco 1 LLC 7.750% due 12/15/25 ~	200,000	213,919
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	95,708
5.750% due 01/30/28 ~	339,000	358,601
6.625% due 07/15/25 ~	130,000	139,139
EnfraGen Energia Sur SA (Spain) 5.375% due 12/30/30 ~	200,000	197,299
EnLink Midstream LLC
5.375% due 06/01/29	164,000	153,648
5.625% due 01/15/28 ~	75,000	72,664
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	294,063
4.850% due 07/15/26	400,000	386,912
5.050% due 04/01/45	200,000	155,206
5.450% due 06/01/47	125,000	101,140
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	95,000	77,247
Enviva Partners LP 6.500% due 01/15/26 ~	260,000	272,837
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	115,122
4.500% due 01/15/29 ~	145,000	141,569
4.750% due 07/15/23	36,000	37,413
4.750% due 01/15/31 ~	145,000	140,831
6.000% due 07/01/25 ~	600,000	646,500
6.500% due 07/01/27 ~	140,000	152,413
6.500% due 07/15/48	451,000	451,000
EQT Corp
3.000% due 10/01/22	2,000	2,037
3.900% due 10/01/27	275,000	281,016
5.000% due 01/15/29	60,000	64,350
7.625% due 02/01/25	1,140,000	1,313,599
Exterran Energy Solutions LP 8.125% due 05/01/25	200,000	184,729
Genesis Energy LP
5.625% due 06/15/24	300,000	293,812
6.500% due 10/01/25	170,000	166,961
7.750% due 02/01/28	195,000	195,302
8.000% due 01/15/27	170,000	172,447
Global Partners LP
6.875% due 01/15/29	100,000	107,513
7.000% due 08/01/27	150,000	158,531
Harvest Midstream I LP 7.500% due 09/01/28 ~	225,000	242,370
Hess Midstream Operations LP
5.125% due 06/15/28 ~	240,000	243,240
5.625% due 02/15/26 ~	200,000	206,375
Hilcorp Energy I LP
5.000% due 12/01/24 ~	74	75
5.750% due 02/01/29 ~	100,000	101,063
6.000% due 02/01/31 ~	90,000	91,519
6.250% due 11/01/28 ~	320,000	330,200
Holly Energy Partners LP 5.000% due 02/01/28 ~	59,000	59,866
Indigo Natural Resources LLC 5.375% due 02/01/29 ~	140,000	138,192
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	200,750

	Principal Amount	Value
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	$151,000	$165,688
Laredo Petroleum Inc
9.500% due 01/15/25	180,000	173,434
10.125% due 01/15/28	125,000	120,064
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	82,900
Matador Resources Co 5.875% due 09/15/26	330,000	321,750
MEG Energy Corp (Canada)
5.875% due 02/01/29 ~	471,000	473,355
6.500% due 01/15/25 ~	204,000	210,977
7.125% due 02/01/27 ~	360,000	377,775
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	350,000	282,476
10.500% due 05/15/27 ~	350,000	302,750
Murphy Oil Corp
5.750% due 08/15/25	652,000	653,568
5.875% due 12/01/27	117,000	114,770
6.375% due 07/15/28	154,000	154,400
6.875% due 08/15/24	100,000	102,375
Nabors Industries Inc 5.750% due 02/01/25	85,000	63,246
Nabors Industries Ltd
7.250% due 01/15/26 ~	419,000	348,556
7.500% due 01/15/28 ~	150,000	123,656
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	143,153
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	251,562
New Fortress Energy Inc
due 09/30/26 # ~	400,000	404,000
6.750% due 09/15/25 ~	338,000	347,768
NGL Energy Operating LLC 7.500% due 02/01/26 ~	835,000	859,528
NGL Energy Partners LP
6.125% due 03/01/25	100,000	85,188
7.500% due 11/01/23	195,000	188,541
7.500% due 04/15/26	150,000	128,156
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	43,772
Northern Oil and Gas Inc 8.125% due 03/01/28 ~	405,000	403,431
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	260,344
NuStar Logistics LP
4.750% due 02/01/22	100,000	101,625
5.625% due 04/28/27	230,000	241,033
5.750% due 10/01/25	50,000	53,601
6.000% due 06/01/26	171,000	184,646
6.375% due 10/01/30	45,000	48,741
Oasis Midstream Partners LP 8.000% due 04/01/29 ~	150,000	154,125
Occidental Petroleum Corp
2.700% due 02/15/23	175,000	174,929
2.900% due 08/15/24	658,000	651,611
3.000% due 02/15/27	150,000	141,424
3.200% due 08/15/26	650,000	624,900
3.400% due 04/15/26	225,000	218,756
3.500% due 06/15/25	150,000	148,688
3.500% due 08/15/29	386,000	362,666
4.100% due 02/15/47	250,000	200,786
4.400% due 04/15/46	2,175,000	1,866,465
5.500% due 12/01/25	115,000	121,785
5.550% due 03/15/26	325,000	344,181
5.875% due 09/01/25	239,000	255,802
6.125% due 01/01/31	465,000	514,325
6.375% due 09/01/28	200,000	219,896
6.450% due 09/15/36	1,050,000	1,160,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
6.625% due 09/01/30	$829,000	$932,874
6.950% due 07/01/24	150,000	164,969
7.500% due 05/01/31	150,000	175,515
7.875% due 09/15/31	150,000	176,816
8.000% due 07/15/25	105,000	120,730
8.500% due 07/15/27	150,000	178,031
8.875% due 07/15/30	200,000	252,500
Oceaneering International Inc
4.650% due 11/15/24	200,000	193,401
6.000% due 02/01/28	150,000	143,782
Ovintiv Exploration Inc
5.625% due 07/01/24	181,000	199,126
5.750% due 01/30/22	455,000	470,005
Ovintiv Inc
3.900% due 11/15/21	175,000	176,921
6.500% due 08/15/34	700,000	848,656
7.375% due 11/01/31	300,000	382,042
Parkland Corp (Canada)
due 10/01/29 # ~	140,000	140,525
5.875% due 07/15/27 ~	132,000	140,993
6.000% due 04/01/26 ~	175,000	183,343
PBF Holding Co LLC
6.000% due 02/15/28	195,000	144,422
7.250% due 06/15/25	225,000	183,707
9.250% due 05/15/25 ~	600,000	613,425
PBF Logistics LP 6.875% due 05/15/23	262,000	262,549
PDC Energy Inc
5.750% due 05/15/26	150,000	155,775
6.125% due 09/15/24	200,000	205,600
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	46,344
7.125% due 01/15/26 ~	200,000	194,567
7.750% due 12/15/23	100,000	100,563
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	196,824
Range Resources Corp
4.875% due 05/15/25	88,000	87,252
5.000% due 03/15/23	494,000	502,954
8.250% due 01/15/29 ~	95,000	101,828
9.250% due 02/01/26	320,000	348,086
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	67,990
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	251,094
6.875% due 04/15/40 ~	200,000	216,500
Ruby Pipeline LLC 7.750% due 04/01/22 ~	15,909	13,051
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	359,347
6.750% due 05/01/23 ~	50,000	50,406
6.875% due 06/30/23 ~	58,000	59,081
SM Energy Co
5.625% due 06/01/25	113,000	104,761
6.625% due 01/15/27	100,000	92,688
6.750% due 09/15/26	60,000	55,553
10.000% due 01/15/25 ~	450,000	507,094
Southwestern Energy Co
6.450% due 01/23/25	100,000	107,530
7.500% due 04/01/26	420,000	444,998
7.750% due 10/01/27	80,000	85,650
8.375% due 09/15/28	150,000	164,906
Summit Midstream Holdings LLC 5.750% due 04/15/25	140,000	114,610
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	190,434
Suncor Energy Ventures Corp (Canada) 4.500% due 04/01/22 ~	100,000	103,099
Sunoco LP
4.500% due 05/15/29 ~	75,000	74,859

	Principal Amount	Value
5.500% due 02/15/26	$665,000	$684,810
6.000% due 04/15/27	109,000	114,178
Tallgrass Energy Partners LP
5.500% due 09/15/24 ~	261,000	265,404
5.500% due 01/15/28 ~	163,000	159,667
6.000% due 12/31/30 ~	215,000	212,850
7.500% due 10/01/25 ~	100,000	107,823
Talos Production Inc 12.000% due 01/15/26 ~	428,000	419,707
Targa Resources Partners LP
4.000% due 01/15/32 ~	695,000	654,530
4.250% due 11/15/23	50,000	50,330
4.875% due 02/01/31 ~	86,000	87,269
5.375% due 02/01/27	637,000	662,085
5.500% due 03/01/30	500,000	525,470
5.875% due 04/15/26	490,000	513,887
6.500% due 07/15/27	96,000	104,561
6.875% due 01/15/29	60,000	66,215
TechnipFMC PLC (United Kingdom) 6.500% due 02/01/26 ~	350,000	366,467
Teine Energy Ltd (Canada)
due 04/15/29 # ~	350,000	355,110
6.875% due 09/30/22 ~	50,000	50,094
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	62,063
4.750% due 01/15/30 ~	177,000	184,172
5.000% due 01/31/28 ~	141,000	152,410
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	50,428
Transocean Guardian Ltd 5.875% due 01/15/24 ~	453,125	397,334
Transocean Inc 11.500% due 01/30/27 ~	547,000	469,993
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	120,000	116,700
Transocean Pontus Ltd 6.125% due 08/01/25 ~	235,625	223,107
Transocean Proteus Ltd 6.250% due 12/01/24 ~	78,000	74,295
USA Compression Partners LP
6.875% due 04/01/26	135,000	138,713
6.875% due 09/01/27	305,000	314,665
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	47,307
Vine Energy Holdings LLC due 04/15/29 # ~	100,000	100,000
Vine Oil & Gas LP 8.750% due 04/15/23 ~	200,000	213,900
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	41,675
W&T Offshore Inc 9.750% due 11/01/23 ~	200,000	177,315
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	88,217
Weatherford International Ltd
8.750% due 09/01/24 ~	305,000	319,632
11.000% due 12/01/24 ~	600,000	577,125
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	90,090
Western Midstream Operating LP
4.000% due 07/01/22	325,000	333,742
4.350% due 02/01/25	805,000	834,455
4.650% due 07/01/26	75,000	79,245
5.300% due 02/01/30	50,000	54,361
5.500% due 08/15/48	354,000	350,148
6.500% due 02/01/50	800,000	866,432
WPX Energy Inc
4.500% due 01/15/30	81,000	87,341
5.250% due 09/15/24	40,000	44,450
5.250% due 10/15/27	56,000	59,764
5.750% due 06/01/26	525,000	550,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
5.875% due 06/15/28	$39,000	$43,039

		65,072,152

Financial - 9.8%

Acrisure LLC
4.250% due 02/15/29 ~	160,000	157,552
7.000% due 11/15/25 ~	275,000	284,453
10.125% due 08/01/26 ~	100,000	115,456
Advisor Group Holdings Inc 10.750% due 08/01/27 ~	100,000	112,207
AerCap Holdings NV (Ireland) 5.875% due 10/10/79	200,000	206,060
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	73,413
Alliant Holdings Intermediate LLC
4.250% due 10/15/27 ~	155,000	155,484
6.750% due 10/15/27 ~	350,000	373,121
Ally Financial Inc 5.750% due 11/20/25	200,000	227,353
AmWINS Group Inc 7.750% due 07/01/26 ~	381,000	409,026
Assurant Inc 7.000% due 03/27/48	200,000	228,500
AssuredPartners Inc
5.625% due 01/15/29 ~	30,000	30,608
7.000% due 08/15/25 ~	64,000	66,350
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	309,412
Burford Capital Global Finance LLC due 04/15/28 # ~	250,000	256,562
CIT Group Inc
3.929% due 06/19/24	65,000	68,819
4.750% due 02/16/24	101,000	109,996
5.000% due 08/15/22	210,000	221,327
5.000% due 08/01/23	371,000	403,231
5.250% due 03/07/25	165,000	186,141
6.125% due 03/09/28	170,000	204,180
Citigroup Inc 3.875% due 02/18/26 §	400,000	399,132
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	343,386
Compass Group Diversified Holdings LLC
5.250% due 04/15/29 ~	120,000	125,962
8.000% due 05/01/26 ~	385,000	402,941
Credit Acceptance Corp
5.125% due 12/31/24 ~	380,000	388,512
6.625% due 03/15/26	200,000	211,000
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,439
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	311,550
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	86,750
Deutsche Bank AG (Germany)
3.729% due 01/14/32	200,000	194,162
4.296% due 05/24/28	476,000	488,637
4.500% due 04/01/25	500,000	534,540
4.875% due 12/01/32	200,000	213,541
5.882% due 07/08/31	150,000	168,856
Diversified Healthcare Trust 4.375% due 03/01/31	360,000	351,839
Diversified Healthcare Trust REIT
4.750% due 05/01/24	100,000	103,000
4.750% due 02/15/28	200,000	197,750
9.750% due 06/15/25	215,000	243,649
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	496,125
Enova International Inc 8.500% due 09/15/25 ~	200,000	208,060

	Principal Amount	Value
EPR Properties 3.750% due 08/15/29	$300,000	$286,064
EPR Properties REIT 4.750% due 12/15/26	500,000	526,023
ESH Hospitality Inc REIT
4.625% due 10/01/27 ~	157,000	166,246
5.250% due 05/01/25 ~	400,000	408,590
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	145,000	152,688
FelCor Lodging LP REIT 6.000% due 06/01/25	175,000	180,122
Finance of America Funding LLC 7.875% due 11/15/25 ~	200,000	207,880
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	157,050
Freedom Mortgage Corp
7.625% due 05/01/26 ~	190,000	199,262
8.125% due 11/15/24 ~	150,000	155,906
8.250% due 04/15/25 ~	200,000	208,750
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	176,331
Genworth Holdings Inc
4.900% due 08/15/23	316,000	311,442
6.500% due 06/15/34	100,000	98,563
7.625% due 09/24/21	250,000	257,187
Genworth Mortgage Holdings Inc 6.500% due 08/15/25 ~	210,000	227,325
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	728,049	699,109
Global Net Lease Inc REIT 3.750% due 12/15/27 ~	135,000	131,742
goeasy Ltd (Canada) 5.375% due 12/01/24 ~	82,000	85,135
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	106,348
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	161,437
HAT Holdings I LLC REIT
3.750% due 09/15/30 ~	500,000	483,125
5.250% due 07/15/24 ~	100,000	103,448
Home Point Capital Inc 5.000% due 02/01/26 ~	100,000	99,125
HUB International Ltd 7.000% due 05/01/26 ~	495,000	514,510
Hunt Cos Inc
due 04/15/29 # ~	200,000	200,000
6.250% due 02/15/26 ~	280,000	288,960
Icahn Enterprises LP
4.375% due 02/01/29 ~	145,000	141,877
4.750% due 09/15/24	326,000	339,040
5.250% due 05/15/27	605,000	626,175
6.250% due 02/01/22	198,000	198,495
6.250% due 05/15/26	405,000	425,185
6.375% due 12/15/25	50,000	51,750
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	218,560
5.710% due 01/15/26 ~	900,000	1,009,350
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	615,000	608,758
4.875% due 09/15/27 ~	125,000	128,125
4.875% due 09/15/29 ~	535,000	542,196
5.000% due 07/15/28 ~	65,000	66,544
5.250% due 03/15/28 ~	224,000	233,100
5.250% due 07/15/30 ~	175,000	180,784
5.625% due 07/15/32 ~	65,000	68,014
iStar Inc REIT
4.250% due 08/01/25	139,000	140,307
4.750% due 10/01/24	137,000	142,779
5.500% due 02/15/26	150,000	152,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Jefferies Finance LLC 6.250% due 06/03/26 ~	$150,000	$158,250
Kennedy-Wilson Inc
4.750% due 03/01/29	235,000	238,231
5.000% due 03/01/31	235,000	238,290
Ladder Capital Finance Holdings LLLP REIT
4.250% due 02/01/27 ~	155,000	153,063
5.250% due 03/15/22 ~	65,000	65,609
5.250% due 10/01/25 ~	250,000	250,469
LD Holdings Group LLC
6.125% due 04/01/28 ~	175,000	177,607
6.500% due 11/01/25 ~	146,000	153,300
LPL Holdings Inc
4.000% due 03/15/29 ~	270,000	272,362
4.625% due 11/15/27 ~	150,000	156,094
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	100,473
MGIC Investment Corp 5.250% due 08/15/28	169,000	175,866
MGM Growth Properties Operating Partnership LP REIT
3.875% due 02/15/29 ~	115,000	114,770
4.500% due 09/01/26	50,000	52,455
4.500% due 01/15/28	100,000	103,720
4.625% due 06/15/25 ~	295,000	311,431
5.750% due 02/01/27	730,000	805,920
Morgan Stanley 5.875% due 09/15/26	100,000	112,750
MPT Operating Partnership LP REIT
3.500% due 03/15/31	190,000	186,688
4.625% due 08/01/29	235,000	247,631
5.000% due 10/15/27	220,000	231,832
5.250% due 08/01/26	500,000	517,500
Nationstar Mortgage Holdings Inc
5.125% due 12/15/30 ~	55,000	54,313
5.500% due 08/15/28 ~	146,000	146,865
6.000% due 01/15/27 ~	295,000	306,570
Navient Corp
4.875% due 03/15/28	300,000	294,000
5.000% due 03/15/27	90,000	90,349
5.625% due 08/01/33	200,000	187,245
6.125% due 03/25/24	300,000	318,559
6.500% due 06/15/22	121,000	127,216
6.625% due 07/26/21	145,000	147,791
6.750% due 06/25/25	335,000	364,145
6.750% due 06/15/26	100,000	108,588
7.250% due 09/25/23	100,000	108,421
New Residential Investment Corp REIT 6.250% due 10/15/25 ~	214,000	215,204
Newmark Group Inc 6.125% due 11/15/23	175,000	192,422
NFP Corp 6.875% due 08/15/28 ~	480,000	498,600
NMI Holdings Inc 7.375% due 06/01/25 ~	113,000	130,539
OneMain Finance Corp
4.000% due 09/15/30	60,000	58,425
5.375% due 11/15/29	90,000	95,963
5.625% due 03/15/23	125,000	132,734
6.125% due 05/15/22	190,000	199,500
6.125% due 03/15/24	454,000	490,887
6.625% due 01/15/28	366,000	415,410
6.875% due 03/15/25	638,000	726,873
7.125% due 03/15/26	210,000	242,467
8.250% due 10/01/23	102,000	115,122
8.875% due 06/01/25	520,000	577,018
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,458
Park Intermediate Holdings LLC REIT
5.875% due 10/01/28 ~	85,000	90,281
7.500% due 06/01/25 ~	230,000	251,811

	Principal Amount	Value
PennyMac Financial Services Inc
4.250% due 02/15/29 ~	$210,000	$201,337
5.375% due 10/15/25 ~	225,000	233,505
PHH Mortgage Corp 7.875% due 03/15/26 ~	300,000	305,685
PRA Group Inc 7.375% due 09/01/25 ~	300,000	322,312
Provident Funding Associates LP 6.375% due 06/15/25 ~	50,000	50,060
Quicken Loans Inc 5.250% due 01/15/28 ~	200,000	210,375
Quicken Loans LLC
3.625% due 03/01/29 ~	145,000	139,834
3.875% due 03/01/31 ~	290,000	279,850
Radian Group Inc
4.500% due 10/01/24	300,000	312,840
4.875% due 03/15/27	150,000	158,250
Realogy Group LLC
4.875% due 06/01/23 ~	150,000	154,406
5.750% due 01/15/29 ~	375,000	370,312
7.625% due 06/15/25 ~	150,000	163,997
9.375% due 04/01/27 ~	128,000	141,998
RHP Hotel Properties LP REIT
4.500% due 02/15/29 ~	110,000	110,712
4.750% due 10/15/27	105,000	107,658
SBA Communications Corp
3.125% due 02/01/29 ~	315,000	303,156
3.875% due 02/15/27	956,000	978,418
SBA Communications Corp REIT 4.875% due 09/01/24	200,000	205,624
Service Properties Trust 5.500% due 12/15/27	200,000	211,719
Service Properties Trust REIT
4.350% due 10/01/24	300,000	298,616
4.500% due 06/15/23	150,000	152,660
4.500% due 03/15/25	100,000	99,000
4.650% due 03/15/24	100,000	100,188
4.950% due 02/15/27	300,000	297,375
4.950% due 10/01/29	300,000	286,312
5.000% due 08/15/22	150,000	152,615
5.250% due 02/15/26	350,000	355,250
7.500% due 09/15/25	40,000	45,490
SLM Corp 4.200% due 10/29/25	110,000	115,777
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	130,350
Starwood Property Trust Inc REIT
4.750% due 03/15/25	138,000	143,714
5.000% due 12/15/21	305,000	309,766
5.500% due 11/01/23 ~	300,000	313,875
StoneX Group Inc 8.625% due 06/15/25 ~	75,000	79,359
Synovus Financial Corp 5.900% due 02/07/29	100,000	108,117
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	265,237
5.875% due 10/15/24	150,000	120,094
The Howard Hughes Corp
4.125% due 02/01/29 ~	610,000	597,172
4.375% due 02/01/31 ~	75,000	73,547
5.375% due 08/01/28 ~	200,000	210,625
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	203,229
UniCredit SPA (Italy)
5.459% due 06/30/35 ~	450,000	477,661
5.861% due 06/19/32 § ~	1,000,000	1,108,542
United Wholesale Mortgage LLC due 04/15/29 # ~	200,000	200,250
5.500% due 11/15/25 ~	95,000	99,156
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	101,813
6.500% due 02/15/29 ~	575,000	568,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
7.125% due 12/15/24 ~	$150,000	$154,594
7.875% due 02/15/25 ~	777,000	840,939
USI Inc 6.875% due 05/01/25 ~	105,000	107,165
VICI Properties LP REIT
3.500% due 02/15/25 ~	120,000	122,400
3.750% due 02/15/27 ~	133,000	133,229
4.125% due 08/15/30 ~	372,000	375,701
4.250% due 12/01/26 ~	731,000	749,026
4.625% due 12/01/29 ~	114,000	118,452
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	289,000	315,732
Voyager Aviation Holdings LLC 9.000% due 08/15/21 ~	140,000	72,450
Washington Prime Group LP REIT 6.450% due 08/15/24	102,000	62,164
WeWork Cos Inc 7.875% due 05/01/25 ~	300,000	297,750
XHR LP REIT 6.375% due 08/15/25 ~	200,000	211,625

		48,661,078

Industrial - 10.0%

AECOM
5.125% due 03/15/27	165,000	179,953
5.875% due 10/15/24	500,000	563,025
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	208,750
Altera Infrastructure LP 8.500% due 07/15/23 ~	210,000	190,597
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	102,620
Amsted Industries Inc
4.625% due 05/15/30 ~	250,000	253,594
5.625% due 07/01/27 ~	150,000	159,722
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	100,375
Arcosa Inc due 04/15/29 # ~	175,000	175,000
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	367,937
Ardagh Metal Packaging Finance USA LLC 4.000% due 09/01/29 ~	350,000	349,867
Ardagh Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	98,962
4.125% due 08/15/26 ~	700,000	718,186
5.250% due 04/30/25 ~	600,000	631,398
5.250% due 08/15/27 ~	200,000	204,216
ATS Automation Tooling Systems Inc (Canada) 4.125% due 12/15/28 ~	200,000	198,625
Ball Corp
2.875% due 08/15/30	453,000	436,918
4.000% due 11/15/23	71,000	75,615
4.875% due 03/15/26	265,000	296,795
5.000% due 03/15/22	600,000	622,125
5.250% due 07/01/25	190,000	215,056
Berry Global Inc
4.500% due 02/15/26 ~	150,000	154,031
4.875% due 07/15/26 ~	317,000	335,766
5.125% due 07/15/23	65,000	65,813
5.625% due 07/15/27 ~	152,000	160,835
Boise Cascade Co 4.875% due 07/01/30 ~	300,000	314,812
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	104,350
6.000% due 10/15/22 ~	350,000	350,656
6.125% due 01/15/23 ~	325,000	338,731
7.500% due 12/01/24 ~	264,000	264,165

	Principal Amount	Value
7.500% due 03/15/25 ~	$700,000	$689,500
7.875% due 04/15/27 ~	571,000	560,848
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	320,265
Brightstar Escrow Corp 9.750% due 10/15/25 ~	120,000	130,500
Brundage-Bone Concrete Pumping Holdings Inc 6.000% due 02/01/26 ~	125,000	130,469
Builders FirstSource Inc
5.000% due 03/01/30 ~	50,000	52,490
6.750% due 06/01/27 ~	161,000	173,478
BWX Technologies Inc
due 04/15/29 # ~	200,000	203,000
4.125% due 06/30/28 ~	300,000	304,687
5.375% due 07/15/26 ~	200,000	206,600
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	125,000	129,297
Cascades Inc (Canada)
5.125% due 01/15/26 ~	250,000	266,094
5.375% due 01/15/28 ~	83,000	87,306
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	63,401
5.125% due 07/15/29 ~	100,000	106,457
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	292,000	287,224
Colfax Corp
6.000% due 02/15/24 ~	230,000	237,245
6.375% due 02/15/26 ~	150,000	159,797
Cornerstone Building Brands Inc
6.125% due 01/15/29 ~	105,000	112,022
8.000% due 04/15/26 ~	245,000	255,425
Covanta Holding Corp
5.000% due 09/01/30	200,000	202,250
5.875% due 07/01/25	250,000	259,661
6.000% due 01/01/27	225,000	235,645
CP Atlas Buyer Inc 7.000% due 12/01/28 ~	375,000	394,847
Crown Americas LLC
4.250% due 09/30/26	190,000	202,231
4.500% due 01/15/23	112,000	118,090
4.750% due 02/01/26	505,000	524,947
Danaos Corp (Greece) 8.500% due 03/01/28 ~	300,000	321,187
Dycom Industries Inc due 04/15/29 # ~	165,000	165,825
Energizer Holdings Inc
4.375% due 03/31/29 ~	94,000	94,470
4.750% due 06/15/28 ~	100,000	103,255
EnerSys 4.375% due 12/15/27 ~	150,000	153,750
EnPro Industries Inc 5.750% due 10/15/26	100,000	106,206
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	201,440
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	45,797
7.875% due 07/15/26 ~	310,000	325,887
Fluor Corp 3.500% due 12/15/24	450,000	464,343
Forterra Finance LLC 6.500% due 07/15/25 ~	185,000	199,222
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	170,000	177,969
6.750% due 03/15/22 ~	100,000	100,188
Fortress Transportation and Infrastructure Investors LLC 9.750% due 08/01/27 ~	200,000	228,125
frontdoor Inc 6.750% due 08/15/26 ~	100,000	106,625
FXI Holdings Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
7.875% due 11/01/24 ~	$271,000	$279,807
12.250% due 11/15/26 ~	197,000	225,410
Gates Global LLC 6.250% due 01/15/26 ~	175,000	183,605
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	135,000	131,119
3.750% due 08/01/25 ~	606,000	616,226
4.000% due 08/01/28 ~	65,000	63,009
4.250% due 06/01/25 ~	65,000	67,072
5.125% due 12/15/26 ~	346,000	365,065
8.500% due 05/01/27 ~	89,000	98,178
GrafTech Finance Inc 4.625% due 12/15/28 ~	95,000	95,831
Graham Packaging Co Inc 7.125% due 08/15/28 ~	185,000	197,141
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	149,610
4.125% due 08/15/24	100,000	106,490
4.750% due 07/15/27 ~	200,000	219,212
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	101,000
Greif Inc 6.500% due 03/01/27 ~	90,000	95,006
Griffon Corp 5.750% due 03/01/28	125,000	133,125
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	245,868
Harsco Corp 5.750% due 07/31/27 ~	110,000	112,819
Hexcel Corp 4.200% due 02/15/27	60,000	62,822
Hillenbrand Inc
3.750% due 03/01/31	125,000	122,536
5.750% due 06/15/25	165,000	176,447
Howmet Aerospace Inc
5.125% due 10/01/24	425,000	467,989
5.950% due 02/01/37	397,000	480,489
6.750% due 01/15/28	257,000	303,581
6.875% due 05/01/25	369,000	428,040
Husky III Holding Ltd (Canada) 13.000% Cash or 13.75% PIK due 02/15/25 ~	200,000	218,125
Ingram Micro Inc 5.450% due 12/15/24	250,000	285,130
Intelligent Packaging Ltd Finco Inc (Canada) 6.000% due 09/15/28 ~	260,000	268,937
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	199,537	194,006
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	63,326
Itron Inc 5.000% due 01/15/26 ~	25,000	25,659
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	101,615
4.875% due 12/15/27 ~	100,000	103,655
Koppers Inc 6.000% due 02/15/25 ~	150,000	154,900
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	52,713
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	198,528
10.500% due 07/15/27 ~	275,000	306,756
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	175,500
Louisiana-Pacific Corp 3.625% due 03/15/29 * ~	300,000	292,125
LSB Industries Inc 9.625% due 05/01/23 ~	250,000	257,214
Masonite International Corp
5.375% due 02/01/28 ~	134,000	142,434
5.750% due 09/15/26 ~	75,000	78,267

	Principal Amount	Value
MasTec Inc 4.500% due 08/15/28 ~	$200,000	$207,750
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	435,000	441,525
7.250% due 04/15/25 ~	405,000	405,506
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	50,938
Moog Inc 4.250% due 12/15/27 ~	115,000	117,444
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	103,701
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	124,815
New Enterprise Stone & Lime Co Inc 9.750% due 07/15/28 ~	400,000	450,000
Norbord Inc (Canada)
5.750% due 07/15/27 ~	125,000	133,538
6.250% due 04/15/23 ~	100,000	108,740
Owens-Brockway Glass Container Inc
5.375% due 01/15/25 ~	48,000	50,755
5.875% due 08/15/23 ~	160,000	171,700
6.375% due 08/15/25 ~	300,000	332,437
6.625% due 05/13/27 ~	150,000	163,350
Pactiv LLC
7.950% due 12/15/25	100,000	112,000
8.375% due 04/15/27	100,000	115,356
Patrick Industries Inc 7.500% due 10/15/27 ~	100,000	109,500
PGT Innovations Inc 6.750% due 08/01/26 ~	100,000	106,500
Plastipak Holdings Inc 6.250% due 10/15/25 ~	200,000	206,125
PowerTeam Services LLC 9.033% due 12/04/25 ~	290,000	320,450
RBS Global Inc 4.875% due 12/15/25 ~	176,000	180,013
Reynolds Group Issuer Inc 4.000% due 10/15/27 ~	200,000	196,250
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	800,000	852,240
Sealed Air Corp
4.000% due 12/01/27 ~	250,000	256,562
4.875% due 12/01/22 ~	100,000	104,188
5.125% due 12/01/24 ~	50,000	54,281
5.250% due 04/01/23 ~	100,000	106,240
5.500% due 09/15/25 ~	290,000	318,456
6.875% due 07/15/33 ~	54,000	66,617
Sensata Technologies BV
4.000% due 04/15/29 ~	400,000	407,962
4.875% due 10/15/23 ~	150,000	161,040
5.000% due 10/01/25 ~	250,000	276,719
5.625% due 11/01/24 ~	200,000	222,625
Sensata Technologies Inc
3.750% due 02/15/31 ~	210,000	207,310
4.375% due 02/15/30 ~	150,000	157,406
Signature Aviation US Holdings Inc
4.000% due 03/01/28 ~	216,000	220,020
5.375% due 05/01/26 ~	65,000	66,463
Silgan Holdings Inc
4.125% due 02/01/28	140,000	144,175
4.750% due 03/15/25	100,000	101,963
Spirit AeroSystems Inc
3.850% due 06/15/26	350,000	364,656
4.600% due 06/15/28	55,000	54,003
5.500% due 01/15/25 ~	175,000	185,281
7.500% due 04/15/25 ~	375,000	404,092
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	145,000	152,232
SSL Robotics LLC 9.750% due 12/31/23 ~	258,000	290,605
Standard Industries Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
3.375% due 01/15/31 ~	$466,000	$442,117
4.375% due 07/15/30 ~	150,000	151,580
4.750% due 01/15/28 ~	374,000	388,156
5.000% due 02/15/27 ~	165,000	172,322
Stericycle Inc
3.875% due 01/15/29 ~	130,000	128,538
5.375% due 07/15/24 ~	201,000	208,035
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	107,606
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	101,865
5.250% due 01/15/29 ~	165,000	172,425
6.500% due 03/15/27 ~	175,000	184,592
Tennant Co 5.625% due 05/01/25	100,000	103,250
Terex Corp due 05/15/29 # ~	175,000	181,379
5.625% due 02/01/25 ~	180,000	185,063
Tervita Corp (Canada) 11.000% due 12/01/25 ~	250,000	284,375
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	135,078
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	135,356
TopBuild Corp 3.625% due 03/15/29 ~	350,000	346,500
TransDigm Inc
4.625% due 01/15/29 ~	235,000	232,015
5.500% due 11/15/27	705,000	730,824
6.250% due 03/15/26 ~	2,140,000	2,271,514
6.375% due 06/15/26	151,000	156,379
6.500% due 05/15/25	450,000	459,281
8.000% due 12/15/25 ~	140,000	152,600
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	248,072
TriMas Corp
4.125% due 04/15/29 ~	100,000	100,125
4.875% due 10/15/25 ~	100,000	102,715
Trinity Industries Inc 4.550% due 10/01/24	175,000	182,355
Triumph Group Inc
5.250% due 06/01/22	250,000	248,437
6.250% due 09/15/24 ~	584,000	594,775
7.750% due 08/15/25	100,000	100,750
8.875% due 06/01/24 ~	111,000	125,105
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	315,187
8.500% due 08/15/27 ~	200,000	217,395
TTM Technologies Inc 4.000% due 03/01/29 ~	90,000	88,988
Tutor Perini Corp 6.875% due 05/01/25 ~	150,000	155,295
US Concrete Inc
5.125% due 03/01/29 ~	250,000	257,969
6.375% due 06/01/24	67,000	68,549
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	215,425
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	490,000	513,887
Waste Pro USA Inc 5.500% due 02/15/26 ~	240,000	246,397
Watco Cos LLC 6.500% due 06/15/27 ~	200,000	211,175
Weekley Homes LLC 4.875% due 09/15/28 ~	165,000	169,538
Welbilt Inc 9.500% due 02/15/24	100,000	103,188
WESCO Distribution Inc
5.375% due 06/15/24	50,000	51,063
7.125% due 06/15/25 ~	620,000	678,791
7.250% due 06/15/28 ~	390,000	435,942

	Principal Amount	Value
Western Global Airlines LLC 10.375% due 08/15/25 ~	$275,000	$310,062
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	61,161
6.250% due 05/01/25 ~	235,000	253,175
6.750% due 08/15/24 ~	575,000	603,750

		49,366,597

Technology - 4.3%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	121,734
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	162,563
Ascend Learning LLC 6.875% due 08/01/25 ~	245,000	252,018
Austin BidCo Inc 7.125% due 12/15/28 ~	235,000	239,553
Banff Merger Sub Inc 9.750% due 09/01/26 ~	711,000	758,210
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	161,353
Booz Allen Hamilton Inc 3.875% due 09/01/28 ~	99,000	99,705
Boxer Parent Co Inc 7.125% due 10/02/25 ~	453,000	486,495
BY Crown Parent LLC
4.250% due 01/31/26 ~	120,000	124,762
7.375% due 10/15/24 ~	100,000	101,990
Camelot Finance SA 4.500% due 11/01/26 ~	184,000	190,586
CDK Global Inc
4.875% due 06/01/27	570,000	596,576
5.000% due 10/15/24	50,000	54,375
5.250% due 05/15/29 ~	46,000	49,393
5.875% due 06/15/26	225,000	232,734
CDW LLC
3.250% due 02/15/29	188,000	185,885
4.125% due 05/01/25	151,000	157,323
4.250% due 04/01/28	79,000	81,898
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	370,000	377,622
Crowdstrike Holdings Inc 3.000% due 02/15/29	115,000	112,579
Dell Inc 5.400% due 09/10/40	100,000	113,555
Dell International LLC 7.125% due 06/15/24 ~	500,000	515,187
Diebold Nixdorf Inc
8.500% due 04/15/24	100,000	102,275
9.375% due 07/15/25 ~	230,000	256,594
EMC Corp 3.375% due 06/01/23	370,000	382,169
Entegris Inc 4.625% due 02/10/26 ~	202,000	209,323
Exela Intermediate LLC 10.000% due 07/15/23 ~	200,000	72,750
Fair Isaac Corp
4.000% due 06/15/28 ~	200,000	205,485
5.250% due 05/15/26 ~	100,000	111,000
J2 Global Inc 4.625% due 10/15/30 ~	215,000	217,553
Microchip Technology Inc 4.250% due 09/01/25 ~	250,000	261,240
MSCI Inc
3.625% due 09/01/30 ~	325,000	331,035
3.875% due 02/15/31 ~	100,000	102,250
4.000% due 11/15/29 ~	313,000	322,437
4.750% due 08/01/26 ~	155,000	160,658
5.375% due 05/15/27 ~	150,000	160,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
MTS Systems Corp 5.750% due 08/15/27 ~	$100,000	$108,988
NCR Corp
due 04/15/29 # ~	396,000	399,714
5.000% due 10/01/28 ~	175,000	177,078
5.250% due 10/01/30 ~	420,000	426,090
5.750% due 09/01/27 ~	80,000	84,800
6.125% due 09/01/29 ~	80,000	84,835
8.125% due 04/15/25 ~	200,000	219,250
Nuance Communications Inc 5.625% due 12/15/26	180,000	189,113
ON Semiconductor Corp 3.875% due 09/01/28 ~	205,000	211,130
Open Text Corp (Canada)
3.875% due 02/15/28 ~	130,000	131,092
5.875% due 06/01/26 ~	408,000	422,280
Open Text Holdings Inc (Canada) 4.125% due 02/15/30 ~	430,000	436,678
Pitney Bowes Inc
6.875% due 03/15/27 ~	200,000	198,750
7.250% due 03/15/29 ~	200,000	198,282
Playtika Holding Corp 4.250% due 03/15/29 ~	90,000	88,837
Presidio Holdings Inc 4.875% due 02/01/27 ~	315,000	323,423
PTC Inc
3.625% due 02/15/25 ~	77,000	79,166
4.000% due 02/15/28 ~	363,000	369,126
Qorvo Inc
3.375% due 04/01/31 ~	95,000	93,208
4.375% due 10/15/29	340,000	363,538
Rackspace Technology Global Inc
3.500% due 02/15/28 ~	155,000	149,366
5.375% due 12/01/28 ~	233,000	237,357
Riverbed Technology Inc 8.875% due 03/01/23 ~	45,000	30,825
Rocket Software Inc 6.500% due 02/15/29 ~	200,000	202,175
Science Applications International Corp 4.875% due 04/01/28 ~	160,000	165,675
Seagate HDD Cayman
3.125% due 07/15/29 ~	65,000	62,901
3.375% due 07/15/31 ~	65,000	62,576
4.091% due 06/01/29 ~	500,000	510,450
4.750% due 06/01/23	300,000	319,703
4.750% due 01/01/25	25,000	27,163
4.875% due 03/01/24	300,000	322,813
5.750% due 12/01/34	400,000	454,506
Solera LLC 10.500% due 03/01/24 ~	570,000	589,579
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	605,658
Synaptics Inc 4.000% due 06/15/29 ~	200,000	198,960
Tempo Acquisition LLC 6.750% due 06/01/25 ~	475,000	485,984
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	87,000	93,053
10.250% due 02/15/27 ~	150,000	167,785
Twilio Inc
3.625% due 03/15/29	110,000	111,631
3.875% due 03/15/31	85,000	87,028
Unisys Corp 6.875% due 11/01/27 ~	187,000	205,233
Vericast Corp 8.375% due 08/15/22 ~	245,000	249,900
Veritas US Inc
7.500% due 09/01/25 ~	558,000	580,264
10.500% due 02/01/24 ~	200,000	205,250
Western Digital Corp 4.750% due 02/15/26	650,000	717,405

	Principal Amount	Value
Xerox Corp
4.375% due 03/15/23	$590,000	$618,394
6.750% due 12/15/39	150,000	164,144
Xerox Holdings Corp
5.000% due 08/15/25 ~	307,000	320,784
5.500% due 08/15/28 ~	285,000	295,599
ZoomInfo Technologies LLC 3.875% due 02/01/29 ~	300,000	294,969

		21,214,173

Utilities - 2.7%

AmeriGas Partners LP
5.500% due 05/20/25	65,000	70,850
5.625% due 05/20/24	165,000	183,645
5.750% due 05/20/27	100,000	109,291
5.875% due 08/20/26	484,000	533,714
Calpine Corp
3.750% due 03/01/31 ~	265,000	252,969
4.500% due 02/15/28 ~	507,000	512,019
4.625% due 02/01/29 ~	200,000	195,158
5.000% due 02/01/31 ~	185,000	180,837
5.125% due 03/15/28 ~	339,000	341,056
5.250% due 06/01/26 ~	168,000	172,998
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	300,000	288,564
4.750% due 03/15/28 ~	174,000	181,191
DPL Inc
4.125% due 07/01/25 ~	150,000	159,101
4.350% due 04/15/29	150,000	161,310
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	258,906
FirstEnergy Corp
1.600% due 01/15/26	100,000	97,361
2.050% due 03/01/25	100,000	100,627
2.250% due 09/01/30	150,000	139,300
2.650% due 03/01/30	150,000	142,865
3.350% due 07/15/22	150,000	152,308
3.400% due 03/01/50	1,000,000	879,605
4.400% due 07/15/27	450,000	484,260
4.750% due 03/15/23	250,000	263,538
5.350% due 07/15/47	1,000,000	1,124,777
7.375% due 11/15/31	450,000	602,455
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	216,907
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,438
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	315,187
4.250% due 07/15/24 ~	85,000	89,569
4.250% due 09/15/24 ~	12,000	12,675
4.500% due 09/15/27 ~	158,000	171,232
NRG Energy Inc
3.375% due 02/15/29 ~	90,000	88,031
3.625% due 02/15/31 ~	115,000	112,341
5.250% due 06/15/29 ~	81,000	86,858
5.750% due 01/15/28	197,000	209,682
6.625% due 01/15/27	270,000	281,194
7.250% due 05/15/26	655,000	682,182
Pattern Energy Operations LP 4.500% due 08/15/28 ~	185,000	188,353
PG&E Corp
5.000% due 07/01/28	115,000	121,647
5.250% due 07/01/30	471,000	499,849
Pike Corp 5.500% due 09/01/28 ~	125,000	127,500
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	150,000	151,406
Solaris Midstream Holdings LLC due 04/01/26 # ~	150,000	153,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Talen Energy Supply LLC
6.500% due 06/01/25	$428,000	$344,540
6.625% due 01/15/28 ~	150,000	150,281
7.250% due 05/15/27 ~	79,000	80,900
7.625% due 06/01/28 ~	200,000	202,875
10.500% due 01/15/26 ~	100,000	89,688
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	102,856
TransAlta Corp (Canada) 6.500% due 03/15/40	100,000	112,625
Vistra Operations Co LLC
5.000% due 07/31/27 ~	253,000	260,848
5.500% due 09/01/26 ~	150,000	155,625
5.625% due 02/15/27 ~	750,000	780,630

		13,426,187

Total Corporate Bonds & Notes (Cost $464,762,290)		490,875,630

	Shares
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%
BlackRock Liquidity Funds T-Fund Portfolio 0.010%	4,841,723	4,841,723

Total Short-Term Investment (Cost $4,841,723)		4,841,723

TOTAL INVESTMENTS - 100.2% (Cost $469,794,134)		495,853,802

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,128,350)

NET ASSETS - 100.0%		$494,725,452

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,154 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	An investment with a value of $830 or less than 0.1% of the Fund’s net assets was in default as of March 31, 2021.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks Energy	$136,449	$-	$136,125	$324
	Corporate Bonds & Notes	490,875,630	-	490,875,630	-
	Short-Term Investment	4,841,723	4,841,723	-	-

	Total	$495,853,802	$4,841,723	$491,011,755	$324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 0.5%

Air Products & Chemicals Inc	917	$257,989
Ecolab Inc	1,621	347,007
FMC Corp	833	92,138
NewMarket Corp	186	70,710
Royal Gold Inc	1,533	164,981
RPM International Inc	3,692	339,110
The Sherwin-Williams Co	2,754	2,032,480
WR Grace & Co	657	39,328

		3,343,743

Communications - 20.2%

Alphabet Inc ‘A’ *	7,775	16,036,093
Alphabet Inc ‘C’ *	7,550	15,618,156
Altice USA Inc ‘A’ *	7,369	239,714
Amazon.com Inc *	14,169	43,840,020
Anaplan Inc *	4,410	237,478
Arista Networks Inc *	1,640	495,100
Booking Holdings Inc *	1,365	3,180,232
Cable One Inc	175	319,963
CDW Corp	4,751	787,478
Charter Communications Inc ‘A’ *	4,234	2,612,463
CommScope Holding Co Inc *	104	1,597
eBay Inc	19,802	1,212,674
Etsy Inc *	3,946	795,790
Expedia Group Inc	505	86,921
Facebook Inc ‘A’ *	80,246	23,634,854
FactSet Research Systems Inc	1,213	374,320
FireEye Inc *	1,829	35,794
GoDaddy Inc ‘A’ *	5,737	445,306
Grubhub Inc *	303	18,180
IAC/InterActiveCorp *	2,531	547,481
Leslie’s Inc *	1,550	37,959
Liberty Media Corp-Liberty SiriusXM ‘A’ *	182	8,023
Liberty Media Corp-Liberty SiriusXM ‘C’ *	852	37,582
Match Group Inc *	7,468	1,025,954
Motorola Solutions Inc	567	106,624
Netflix Inc *	14,211	7,413,310
Nexstar Media Group Inc ‘A’	929	130,459
NortonLifeLock Inc	17,659	375,430
Okta Inc *	3,880	855,268
Palo Alto Networks Inc *	3,165	1,019,320
Pinterest Inc ‘A’ *	11,154	825,731
Proofpoint Inc *	1,849	232,586
Roku Inc *	3,635	1,184,174
Sirius XM Holdings Inc	21,917	133,475
Spotify Technology SA *	4,473	1,198,540
Switch Inc ‘A’	3,294	53,560
The Trade Desk Inc ‘A’ *	1,379	898,639
Uber Technologies Inc *	35,394	1,929,327
Ubiquiti Inc	223	66,521
VeriSign Inc *	1,956	388,775
Wayfair Inc ‘A’ *	2,165	681,434
World Wrestling Entertainment Inc ‘A’	1,499	81,336
Zendesk Inc *	3,912	518,809
Zillow Group Inc ‘A’ *	140	18,393
Zillow Group Inc ‘C’ *	663	85,951

		129,826,794

Consumer, Cyclical - 9.2%

Allison Transmission Holdings Inc	2,384	97,339
AutoZone Inc *	452	634,744
Best Buy Co Inc	1,350	154,993
BorgWarner Inc	962	44,598
Burlington Stores Inc *	1,961	585,947

	Shares	Value
CarMax Inc *	398	$52,799
Carvana Co *	1,896	497,510
Chipotle Mexican Grill Inc *	930	1,321,363
Copart Inc *	6,876	746,802
Costco Wholesale Corp	13,026	4,591,404
Dolby Laboratories Inc ‘A’	247	24,384
Dollar General Corp	8,197	1,660,876
Dollar Tree Inc *	3,665	419,496
Domino’s Pizza Inc	1,323	486,586
Fastenal Co	15,550	781,854
Five Below Inc *	1,783	340,179
Floor & Decor Holdings Inc ‘A’ *	3,064	292,551
IAA Inc *	1,002	55,250
Las Vegas Sands Corp	4,633	281,501
Live Nation Entertainment Inc *	4,856	411,060
Lowe’s Cos Inc	24,514	4,662,073
Lululemon Athletica Inc *	3,794	1,163,658
Mattel Inc *	6,667	132,807
McDonald’s Corp	3,569	799,956
NIKE Inc ‘B’	41,522	5,517,859
NVR Inc *	11	51,820
O’Reilly Automotive Inc *	2,341	1,187,472
Ollie’s Bargain Outlet Holdings Inc *	1,582	137,634
Peloton Interactive Inc ‘A’ *	2,017	226,791
Petco Health & Wellness Co Inc *	820	18,171
Planet Fitness Inc ‘A’ *	1,522	117,651
Polaris Inc	195	26,033
Pool Corp	1,266	437,074
Ross Stores Inc	9,428	1,130,511
Starbucks Corp	22,543	2,463,274
Tempur Sealy International Inc	4,574	167,225
Tesla Inc *	25,589	17,091,661
The Home Depot Inc	17,945	5,477,711
The Scotts Miracle-Gro Co	1,240	303,763
The TJX Cos Inc	32,422	2,144,715
The Wendy’s Co	5,856	118,643
Tractor Supply Co	3,882	687,425
Ulta Beauty Inc *	1,696	524,352
Vail Resorts Inc	73	21,291
VF Corp	744	59,460
Virgin Galactic Holdings Inc *	1,880	57,584
Vroom Inc *	2,670	104,103
Williams-Sonoma Inc	390	69,888
WW Grainger Inc	1,094	438,617
Wynn Resorts Ltd	846	106,063
Yum China Holdings Inc (China)	903	53,467
Yum! Brands Inc	739	79,945

		59,059,933

Consumer, Non-Cyclical - 20.5%

10X Genomics Inc ‘A’ *	1,875	339,375
2U Inc *	576	22,020
Abbott Laboratories	22,184	2,658,531
AbbVie Inc	55,340	5,988,895
ABIOMED Inc *	1,508	480,645
ACADIA Pharmaceuticals Inc *	3,613	93,215
Acceleron Pharma Inc *	1,578	213,993
Adaptive Biotechnologies Corp *	2,489	100,207
Agios Pharmaceuticals Inc *	284	14,666
Albertsons Cos Inc ‘A’	1,995	38,045
Alexion Pharmaceuticals Inc *	1,070	163,614
Align Technology Inc *	2,604	1,410,144
Alnylam Pharmaceuticals Inc *	3,905	551,347
Altria Group Inc	27,120	1,387,459
Amedisys Inc *	1,046	276,970
American Well Corp ‘A’ *	1,378	23,936
AmerisourceBergen Corp	2,285	269,790
Amgen Inc	19,479	4,846,570
Anthem Inc	2,094	751,641
Automatic Data Processing Inc	12,351	2,327,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Avalara Inc *	2,693	$359,327
Avantor Inc *	16,822	486,660
Avery Dennison Corp	1,120	205,688
Baxter International Inc	7,200	607,248
Berkeley Lights Inc *	641	32,197
Beyond Meat Inc *	1,360	176,963
Bio-Techne Corp	1,229	469,392
Biogen Inc *	1,505	421,024
BioMarin Pharmaceutical Inc *	5,594	422,403
Bluebird Bio Inc *	1,286	38,773
Booz Allen Hamilton Holding Corp	4,417	355,701
Bright Horizons Family Solutions Inc *	1,357	232,658
Bristol-Myers Squibb Co	27,460	1,733,550
Brown-Forman Corp ‘A’	1,255	79,906
Brown-Forman Corp ‘B’	5,290	364,851
Bruker Corp	1,433	92,113
Campbell Soup Co	3,175	159,607
Cardinal Health Inc	9,863	599,177
Centene Corp *	5,821	372,020
Certara Inc *	588	16,052
Charles River Laboratories International Inc *	1,480	428,948
Chegg Inc *	4,255	364,483
Chemed Corp	506	232,669
Church & Dwight Co Inc	8,336	728,150
Cigna Corp	3,115	753,020
Cintas Corp	2,609	890,478
CoreLogic Inc	231	18,307
CoStar Group Inc *	1,301	1,069,279
DaVita Inc *	368	39,659
DexCom Inc *	3,068	1,102,608
Driven Brands Holdings Inc *	733	18,633
Dun & Bradstreet Holdings Inc *	2,602	61,954
Edwards Lifesciences Corp *	20,591	1,722,231
Eli Lilly & Co	28,151	5,259,170
Encompass Health Corp	1,453	119,001
Equifax Inc	3,036	549,911
Exact Sciences Corp *	4,358	574,297
Exelixis Inc *	3,644	82,318
FleetCor Technologies Inc *	2,760	741,419
Gartner Inc *	2,926	534,141
Global Blood Therapeutics Inc *	1,938	78,973
Grocery Outlet Holding Corp *	1,269	46,813
Guardant Health Inc *	2,682	409,407
H&R Block Inc	4,221	92,018
Haemonetics Corp *	1,533	170,178
HCA Healthcare Inc	4,648	875,404
Herbalife Nutrition Ltd *	470	20,849
Hill-Rom Holdings Inc	303	33,475
Hologic Inc *	6,099	453,644
Horizon Therapeutics Plc *	5,899	542,944
Humana Inc	1,649	691,343
ICU Medical Inc *	160	32,870
IDEXX Laboratories Inc *	2,806	1,373,004
IHS Markit Ltd	7,258	702,429
Illumina Inc *	4,902	1,882,662
Incyte Corp *	6,248	507,775
Insulet Corp *	2,211	576,894
Intuitive Surgical Inc *	3,866	2,856,742
Ionis Pharmaceuticals Inc *	2,099	94,371
Iovance Biotherapeutics Inc *	4,499	142,438
IQVIA Holdings Inc *	2,355	454,845
Johnson & Johnson	11,832	1,944,589
Kellogg Co	2,780	175,974
Laboratory Corp of America Holdings *	174	44,375
Lamb Weston Holdings Inc	1,091	84,531
Maravai LifeSciences Holdings Inc ‘A’ *	1,579	56,276
MarketAxess Holdings Inc	1,241	617,919
Masimo Corp *	1,596	366,537
McCormick & Co Inc	4,530	403,895
McKesson Corp	3,974	775,089
Merck & Co Inc	73,822	5,690,938

	Shares	Value
Moderna Inc *	9,526	$1,247,430
Molina Healthcare Inc *	1,290	301,550
Monster Beverage Corp *	12,329	1,123,049
Moody’s Corp	5,415	1,616,973
Morningstar Inc	593	133,449
Neurocrine Biosciences Inc *	3,039	295,543
Novocure Ltd *	3,431	453,510
Oak Street Health Inc *	1,566	84,987
Paylocity Holding Corp *	1,249	224,608
PayPal Holdings Inc *	39,242	9,529,527
Penumbra Inc *	1,076	291,144
PepsiCo Inc	34,048	4,816,090
PerkinElmer Inc	705	90,444
Pilgrim’s Pride Corp *	211	5,020
PPD Inc *	4,415	167,064
PRA Health Sciences Inc *	1,755	269,094
Quanta Services Inc	902	79,358
Quidel Corp *	1,214	155,307
Reata Pharmaceuticals Inc ‘A’ *	764	76,171
Regeneron Pharmaceuticals Inc *	3,234	1,530,135
Repligen Corp *	1,772	344,495
ResMed Inc	4,785	928,386
Reynolds Consumer Products Inc	415	12,359
Rollins Inc	6,355	218,739
Royalty Pharma PLC ‘A’	4,471	195,025
S&P Global Inc	4,741	1,672,957
Sana Biotechnology Inc *	627	20,986
Sarepta Therapeutics Inc *	2,460	183,344
Seagen Inc *	4,271	593,071
Sotera Health Co *	1,644	41,034
Sprouts Farmers Market Inc *	3,245	86,382
Square Inc ‘A’ *	12,337	2,801,116
STERIS PLC	176	33,524
StoneCo Ltd ‘A’ * (Brazil)	6,876	420,949
Stryker Corp	3,773	919,027
Syneos Health Inc *	394	29,885
Sysco Corp	11,517	906,849
Tandem Diabetes Care Inc *	1,761	155,408
Teladoc Health Inc *	3,384	615,042
Teleflex Inc	954	396,349
The Boston Beer Co Inc ‘A’ *	290	349,821
The Clorox Co	3,019	582,305
The Coca-Cola Co	75,857	3,998,422
The Cooper Cos Inc	192	73,745
The Estee Lauder Cos Inc ‘A’	6,763	1,967,019
The Hershey Co	3,837	606,860
The Procter & Gamble Co	36,449	4,936,288
Thermo Fisher Scientific Inc	7,746	3,535,119
TransUnion	5,860	527,400
UnitedHealth Group Inc	26,259	9,770,186
Varian Medical Systems Inc *	365	64,433
Verisk Analytics Inc	5,285	933,807
Vertex Pharmaceuticals Inc *	8,675	1,864,171
West Pharmaceutical Services Inc	2,462	693,742
WEX Inc *	144	30,128
Zoetis Inc	14,373	2,263,460

		131,936,329

Energy - 0.2%

Cheniere Energy Inc *	7,811	562,470
Enphase Energy Inc *	3,574	579,560
Equitrans Midstream Corp	1,302	10,624
Shoals Technologies Group Inc ‘A’ *	478	16,625
SolarEdge Technologies Inc *	1,664	478,300

		1,647,579

Financial - 6.1%

Alleghany Corp *	45	28,183
American Tower Corp REIT	14,733	3,522,071
Americold Realty Trust REIT	726	27,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Aon PLC ‘A’	7,567	$1,741,242
Apollo Global Management Inc	2,763	129,889
Ares Management Corp ‘A’	3,203	179,464
Axis Capital Holdings Ltd	532	26,371
Brookfield Property REIT Inc ‘A’	1,110	19,924
Brown & Brown Inc	384	17,553
Cboe Global Markets Inc	768	75,794
CoreSite Realty Corp REIT	885	106,067
Crown Castle International Corp REIT	12,951	2,229,256
Equinix Inc REIT	2,966	2,015,664
Equity LifeStyle Properties Inc REIT	2,328	148,154
Erie Indemnity Co ‘A’	469	103,607
Extra Space Storage Inc REIT	3,090	409,579
Intercontinental Exchange Inc	6,538	730,164
Iron Mountain Inc REIT	5,473	202,556
LendingTree Inc *	337	71,781
Lincoln National Corp	747	46,516
LPL Financial Holdings Inc	213	30,280
Marsh & McLennan Cos Inc	13,124	1,598,503
Mastercard Inc ‘A’	29,471	10,493,150
Primerica Inc	798	117,960
Public Storage REIT	3,294	812,827
RenaissanceRe Holdings Ltd (Bermuda)	559	89,580
Rocket Cos Inc ‘A’	1,618	37,360
SBA Communications Corp REIT	488	135,444
Simon Property Group Inc REIT	8,586	976,829
SLM Corp	2,727	49,004
T Rowe Price Group Inc	1,878	322,265
The Carlyle Group Inc	160	5,882
The Progressive Corp	5,703	545,264
The Western Union Co	2,598	64,067
Tradeweb Markets Inc ‘A’	2,323	171,902
Virtu Financial Inc ‘A’	1,846	57,318
Visa Inc ‘A’	56,406	11,942,842

		39,282,241

Industrial - 3.7%

3M Co	12,399	2,389,039
Agilent Technologies Inc	857	108,959
Allegion PLC	1,956	245,713
Amcor PLC	7,723	90,205
Amphenol Corp ‘A’	11,597	765,054
Armstrong World Industries Inc	576	51,892
Axon Enterprise Inc *	2,043	290,964
Ball Corp	9,978	845,536
Berry Global Group Inc *	1,491	91,547
BWX Technologies Inc	1,991	131,287
Carrier Global Corp	10,640	449,221
CH Robinson Worldwide Inc	655	62,507
Cognex Corp	5,707	473,624
Coherent Inc *	658	166,402
Crown Holdings Inc	436	42,309
Donaldson Co Inc	498	28,964
Energizer Holdings Inc	1,753	83,197
Expeditors International of Washington Inc	3,380	363,992
frontdoor Inc *	540	29,025
Generac Holdings Inc *	1,881	615,934
Graco Inc	2,696	193,088
Graphic Packaging Holding Co	2,602	47,252
HEICO Corp	1,321	166,182
HEICO Corp ‘A’	2,042	231,971
Huntington Ingalls Industries Inc	134	27,584
Illinois Tool Works Inc	4,661	1,032,505
Jabil Inc	912	47,570
JB Hunt Transport Services Inc	740	124,372
Keysight Technologies Inc *	2,053	294,400
Landstar System Inc	1,011	166,876
Lincoln Electric Holdings Inc	794	97,614
Lockheed Martin Corp	8,274	3,057,243
Mercury Systems Inc *	1,451	102,513

	Shares	Value
Mettler-Toledo International Inc *	725	$837,875
MSA Safety Inc	264	39,605
Nordson Corp	1,533	304,576
Northrop Grumman Corp	4,800	1,553,472
Old Dominion Freight Line Inc	2,825	679,158
Rockwell Automation Inc	1,910	506,990
The AZEK Co Inc *	498	20,941
The Toro Co	3,324	342,837
TransDigm Group Inc *	383	225,173
Trex Co Inc *	3,777	345,747
Union Pacific Corp	11,437	2,520,829
United Parcel Service Inc ‘B’	15,801	2,686,012
Universal Display Corp	1,402	331,952
Vertiv Holdings Co	7,753	155,060
Waste Management Inc	1,782	229,914
Waters Corp *	148	42,057
XPO Logistics Inc *	138	17,015

		23,753,754

Technology - 35.8%

Accenture PLC ‘A’	21,295	5,882,744
Activision Blizzard Inc	10,104	939,672
Adobe Inc *	16,080	7,643,950
Advanced Micro Devices Inc *	37,207	2,920,749
Akamai Technologies Inc *	4,489	457,429
Allegro MicroSystems Inc * (Japan)	576	14,602
Alteryx Inc ‘A’ *	1,755	145,595
Analog Devices Inc	1,456	225,796
ANSYS Inc *	2,862	971,821
Apple Inc	529,394	64,665,477
Applied Materials Inc	30,612	4,089,763
Aspen Technology Inc *	2,058	297,031
Atlassian Corp PLC ‘A’ *	4,383	923,761
Autodesk Inc *	4,881	1,352,769
BigCommerce Holdings Inc *	1,178	68,088
Bill.Com Holdings Inc *	2,422	352,401
Black Knight Inc *	5,188	383,860
Broadcom Inc	12,510	5,800,387
Broadridge Financial Solutions Inc	3,860	590,966
C3.ai Inc ‘A’ *	422	27,814
CACI International Inc ‘A’ *	172	42,426
Cadence Design Systems Inc *	9,217	1,262,637
CDK Global Inc	612	33,085
Ceridian HCM Holding Inc *	2,676	225,507
Cerner Corp	10,195	732,817
Change Healthcare Inc *	5,817	128,556
Citrix Systems Inc	1,095	153,694
Cloudflare Inc ‘A’ *	3,797	266,777
Cognizant Technology Solutions Corp ‘A’	1,240	96,869
Coupa Software Inc *	2,346	597,010
Crowdstrike Holdings Inc ‘A’ *	3,773	688,610
Datadog Inc ‘A’ *	4,980	415,033
Datto Holding Corp *	598	13,700
Dell Technologies Inc ‘C’ *	522	46,014
DocuSign Inc *	6,050	1,224,822
Dropbox Inc ‘A’ *	8,015	213,680
Duck Creek Technologies Inc *	1,964	88,655
Dynatrace Inc *	5,974	288,186
Elastic NV *	2,156	239,747
Electronic Arts Inc	1,297	175,575
Entegris Inc	4,272	477,610
EPAM Systems Inc *	1,785	708,092
Everbridge Inc *	1,155	139,963
Fair Isaac Corp *	914	444,250
Fastly Inc ‘A’ *	2,575	173,246
Fiserv Inc *	5,687	676,980
Five9 Inc *	2,016	315,161
Fortinet Inc *	4,450	820,669
Genpact Ltd	2,383	102,040
Globant SA * (Argentina)	1,258	261,173

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Guidewire Software Inc *	474	$48,173
HubSpot Inc *	1,393	632,715
Inphi Corp *	1,561	278,498
Intuit Inc	8,421	3,225,748
IPG Photonics Corp *	45	9,492
Jack Henry & Associates Inc	1,950	295,854
Jamf Holding Corp *	819	28,927
JFrog Ltd * (Israel)	485	21,519
KLA Corp	5,179	1,711,142
Lam Research Corp	4,767	2,837,509
Leidos Holdings Inc	426	41,015
Lumentum Holdings Inc *	308	28,136
Manhattan Associates Inc *	1,842	216,214
Maxim Integrated Products Inc	2,880	263,146
McAfee Corp ‘A’	252	5,730
Medallia Inc *	2,912	81,216
Microchip Technology Inc	6,246	969,504
Microsoft Corp	250,262	59,004,272
MKS Instruments Inc	1,342	248,834
MongoDB Inc *	1,767	472,549
Monolithic Power Systems Inc	1,494	527,696
MSCI Inc	2,681	1,124,090
nCino Inc *	1,248	83,267
NetApp Inc	3,919	284,794
New Relic Inc *	1,750	107,590
Nutanix Inc ‘A’ *	6,161	163,636
NVIDIA Corp	19,724	10,531,235
Oracle Corp	54,201	3,803,284
PagerDuty Inc *	2,337	94,017
Paychex Inc	8,472	830,425
Paycom Software Inc *	1,637	605,788
Pegasystems Inc	1,157	132,291
Playtika Holding Corp *	1,194	32,489
Pluralsight Inc ‘A’ *	4,650	103,881
PTC Inc *	3,551	488,795
Pure Storage Inc ‘A’ *	4,617	99,450
QUALCOMM Inc	37,609	4,986,577
RealPage Inc *	2,507	218,610
RingCentral Inc ‘A’ *	2,630	783,424
Roper Technologies Inc	470	189,570
salesforce.com Inc *	27,163	5,755,025
Science Applications International Corp	286	23,907
ServiceNow Inc *	6,498	3,249,715
Signify Health Inc ‘A’ *	600	17,556
Slack Technologies Inc ‘A’ *	16,633	675,799
Smartsheet Inc ‘A’ *	3,695	236,184
Splunk Inc *	5,424	734,844
SS&C Technologies Holdings Inc	1,534	107,181
Synopsys Inc *	4,697	1,163,823
Take-Two Interactive Software Inc *	3,552	627,638
Teradata Corp *	2,710	104,443
Teradyne Inc	5,565	677,149
Texas Instruments Inc	15,276	2,887,011
Twilio Inc ‘A’ *	3,992	1,360,314
Tyler Technologies Inc *	1,339	568,446
Unity Software Inc *	790	79,245
Upstart Holdings Inc *	304	39,173
Veeva Systems Inc ‘A’ *	4,513	1,178,976
VMware Inc ‘A’ *	2,631	395,834
Workday Inc ‘A’ *	5,978	1,485,115
Xilinx Inc	8,149	1,009,661
Zebra Technologies Corp ‘A’ *	1,606	779,199
Zoom Video Communications Inc ‘A’ *	5,847	1,878,583
Zscaler Inc *	2,464	422,995
Zynga Inc ‘A’ *	23,845	243,457

		230,119,634

Utilities - 0.0%

NRG Energy Inc	2,756	103,984

	Shares	Value
Total Common Stocks (Cost $359,431,521)		$619,073,991

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 1000 Growth	66,192	16,087,304

Total Exchange-Traded Fund (Cost $15,875,195)		16,087,304

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $7,499,322; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $7,649,322)	$7,499,322	7,499,322

Total Short-Term Investment (Cost $7,499,322)		7,499,322

TOTAL INVESTMENTS - 99.9% (Cost $382,806,038)		642,660,617

DERIVATIVES - (0.0%)		(15,851)

OTHER ASSETS & LIABILITIES, NET - 0.1%		668,391

NET ASSETS - 100.0%		$643,313,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	06/21	25	$6,569,298	$6,544,875	($24,423)
S&P 500 E-Mini Index	06/21	8	1,578,388	1,586,960	8,572

Total Futures Contracts					($15,851)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$619,073,991	$619,073,991	$-	$-
	Exchange-Traded Fund	16,087,304	16,087,304	-	-
	Short-Term Investment	7,499,322	-	7,499,322	-
	Derivatives:
	Equity Contracts
	Futures	8,572	8,572	-	-

	Total Assets	642,669,189	635,169,867	7,499,322	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(24,423)	(24,423)	-	-

	Total Liabilities	(24,423)	(24,423)	-	-

	Total	$642,644,766	$635,145,444	$7,499,322	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 3.7%

Air Products & Chemicals Inc	6,767	$1,903,828
Albemarle Corp	4,058	592,914
Ashland Global Holdings Inc	1,938	172,036
Axalta Coating Systems Ltd *	7,380	218,300
Cabot Corp	1,951	102,310
Celanese Corp	3,988	597,442
CF Industries Holdings Inc	7,483	339,579
Dow Inc	26,036	1,664,742
DuPont de Nemours Inc	18,857	1,457,269
Eastman Chemical Co	4,753	523,400
Ecolab Inc	7,003	1,499,132
Element Solutions Inc	7,604	139,077
FMC Corp	3,644	403,063
Freeport-McMoRan Inc *	50,837	1,674,062
Huntsman Corp	7,018	202,329
International Flavors & Fragrances Inc	8,733	1,219,214
International Paper Co	13,784	745,301
Linde PLC (United Kingdom)	18,444	5,166,902
LyondellBasell Industries NV ‘A’	8,991	935,514
NewMarket Corp	16	6,083
Newmont Corp	28,178	1,698,288
Nucor Corp	10,563	847,892
Olin Corp	4,996	189,698
PPG Industries Inc	8,272	1,242,951
Reliance Steel & Aluminum Co	2,222	338,388
Royal Gold Inc	642	69,092
RPM International Inc	708	65,030
Southern Copper Corp (Peru)	2,891	196,212
Steel Dynamics Inc	7,025	356,589
The Chemours Co	5,722	159,701
The Mosaic Co	12,104	382,608
Valvoline Inc	6,366	165,962
Westlake Chemical Corp	1,188	105,483
WR Grace & Co	1,264	75,663

		25,456,054

Communications - 10.5%

Alphabet Inc ‘A’ *	2,361	4,869,610
Alphabet Inc ‘C’ *	2,287	4,730,957
Arista Networks Inc *	366	110,492
AT&T Inc	250,407	7,579,820
Charter Communications Inc ‘A’ *	478	294,936
Ciena Corp *	5,356	293,080
Cisco Systems Inc	149,115	7,710,737
Comcast Corp ‘A’	159,125	8,610,254
CommScope Holding Co Inc *	6,440	98,918
Corning Inc	26,289	1,143,834
Discovery Inc ‘A’ *	5,468	237,639
Discovery Inc ‘C’ *	10,875	401,179
DISH Network Corp ‘A’ *	8,611	311,718
eBay Inc	1,955	119,724
EchoStar Corp ‘A’ *	1,392	33,408
Expedia Group Inc	4,298	739,772
F5 Networks Inc *	2,162	451,037
FireEye Inc *	6,126	119,886
Fox Corp ‘A’	11,710	422,848
Fox Corp ‘B’	5,537	193,407
Grubhub Inc *	2,913	174,780
Juniper Networks Inc	11,521	291,827
Leslie’s Inc *	1,656	40,556
Liberty Broadband Corp ‘A’ *	867	125,845
Liberty Broadband Corp ‘C’ *	5,602	841,140
Liberty Media Corp-Liberty Formula One ‘A’ *	619	23,658
Liberty Media Corp-Liberty Formula One ‘C’ *	6,945	300,649
Liberty Media Corp-Liberty SiriusXM ‘A’ *	2,570	113,286

	Shares	Value
Liberty Media Corp-Liberty SiriusXM ‘C’ *	5,374	$237,047
Lumen Technologies Inc	38,347	511,933
Lyft Inc ‘A’ *	8,829	557,816
Madison Square Garden Entertainment Corp *	652	53,334
Motorola Solutions Inc	5,355	1,007,008
News Corp ‘A’	13,596	345,746
News Corp ‘B’	4,249	99,682
Nexstar Media Group Inc ‘A’	495	69,513
Omnicom Group Inc	7,454	552,714
Pinterest Inc ‘A’ *	2,394	177,228
Sirius XM Holdings Inc	15,548	94,687
T-Mobile US Inc *	19,308	2,419,099
Telephone & Data Systems Inc	3,525	80,934
The Interpublic Group of Cos Inc	13,616	397,587
The New York Times Co ‘A’	5,705	288,787
The Walt Disney Co *	63,465	11,710,562
TripAdvisor Inc *	3,522	189,448
Twitter Inc *	27,337	1,739,453
Uber Technologies Inc *	11,177	609,258
Ubiquiti Inc	31	9,247
United States Cellular Corp *	321	11,710
VeriSign Inc *	1,441	286,413
Verizon Communications Inc	145,505	8,461,116
ViacomCBS Inc ‘A’	378	17,830
ViacomCBS Inc ‘B’	19,020	857,802
ViaSat Inc *	2,075	99,745
Wayfair Inc ‘A’ *	195	61,376
Zillow Group Inc ‘A’ *	1,828	240,163
Zillow Group Inc ‘C’ *	4,517	585,584

		72,157,819

Consumer, Cyclical - 9.7%

Advance Auto Parts Inc	2,292	420,559
Alaska Air Group Inc	4,259	294,765
Allison Transmission Holdings Inc	1,295	52,875
American Airlines Group Inc	21,649	517,411
Aptiv PLC *	9,391	1,295,019
Aramark	7,999	302,202
AutoNation Inc *	2,009	187,279
AutoZone Inc *	326	457,802
Best Buy Co Inc	6,554	752,465
BorgWarner Inc	7,480	346,773
Brunswick Corp	2,764	263,603
Burlington Stores Inc *	241	72,011
Capri Holdings Ltd *	5,029	256,479
CarMax Inc *	5,274	699,649
Carnival Corp *	21,477	570,000
Carter’s Inc	1,501	133,484
Casey’s General Stores Inc	1,290	278,885
Choice Hotels International Inc	1,219	130,786
Columbia Sportswear Co	1,009	106,581
Copa Holdings SA ‘A’ (Panama)	1,098	88,707
Costco Wholesale Corp	1,813	639,046
Cummins Inc	5,169	1,339,340
Darden Restaurants Inc	4,559	647,378
Delta Air Lines Inc *	22,352	1,079,155
Dick’s Sporting Goods Inc	2,185	166,388
Dolby Laboratories Inc ‘A’	1,979	195,367
Dollar Tree Inc *	4,295	491,606
DR Horton Inc	11,589	1,032,812
Extended Stay America Inc	6,200	122,450
Fastenal Co	3,794	190,762
Foot Locker Inc	3,625	203,906
Ford Motor Co *	136,753	1,675,224
General Motors Co	43,847	2,519,449
Gentex Corp	8,596	306,619
Genuine Parts Co	4,925	569,281
Hanesbrands Inc	12,150	238,990
Harley-Davidson Inc	5,359	214,896
Hasbro Inc	4,458	428,503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Hilton Worldwide Holdings Inc *	9,571	$1,157,325
Hyatt Hotels Corp ‘A’	1,246	103,044
IAA Inc *	3,585	197,677
JetBlue Airways Corp *	11,009	223,923
Kohl’s Corp	5,515	328,749
L Brands Inc *	8,037	497,169
Las Vegas Sands Corp	6,671	405,330
Lear Corp	2,100	380,625
Leggett & Platt Inc	4,626	211,177
Lennar Corp ‘A’	9,487	960,369
Lennar Corp ‘B’	422	34,747
Lions Gate Entertainment Corp ‘A’ *	2,081	31,111
Lions Gate Entertainment Corp ‘B’ *	3,684	47,524
LKQ Corp *	10,614	449,291
Marriott International Inc ‘A’ *	9,423	1,395,640
Mattel Inc *	4,890	97,409
McDonald’s Corp	22,403	5,021,408
MGM Resorts International	16,497	626,721
Mohawk Industries Inc *	2,036	391,543
MSC Industrial Direct Co Inc ‘A’	1,610	145,206
Newell Brands Inc	13,458	360,405
Nordstrom Inc *	3,824	144,815
Norwegian Cruise Line Holdings Ltd *	12,709	350,641
Nu Skin Enterprises Inc ‘A’	1,768	93,509
NVR Inc *	105	494,648
Ollie’s Bargain Outlet Holdings Inc *	120	10,440
PACCAR Inc	11,894	1,105,190
Peloton Interactive Inc ‘A’ *	6,743	758,183
Penske Automotive Group Inc	1,115	89,468
Petco Health & Wellness Co Inc *	965	21,384
Planet Fitness Inc ‘A’ *	1,242	96,007
Polaris Inc	1,826	243,771
PulteGroup Inc	9,373	491,520
PVH Corp	2,461	260,128
Qurate Retail Inc ‘A’	13,341	156,890
Ralph Lauren Corp	1,650	203,214
Ross Stores Inc	2,340	280,589
Royal Caribbean Cruises Ltd	6,919	592,336
Six Flags Entertainment Corp	2,675	124,307
Skechers U.S.A. Inc ‘A’ *	4,687	195,495
Southwest Airlines Co	20,664	1,261,744
Starbucks Corp	17,360	1,896,927
Tapestry Inc *	9,690	399,325
Target Corp	17,546	3,475,336
Tempur Sealy International Inc	1,664	60,836
The Gap Inc *	6,396	190,473
The Home Depot Inc	18,861	5,757,320
The Madison Square Garden Co ‘A’ *	657	117,905
The Scotts Miracle-Gro Co	57	13,963
The TJX Cos Inc	7,993	528,737
Thor Industries Inc	1,862	250,886
Toll Brothers Inc	3,932	223,062
Travel & Leisure Co	2,943	179,994
Ulta Beauty Inc *	104	32,154
Under Armour Inc ‘A’ *	6,597	146,189
Under Armour Inc ‘C’ *	6,899	127,356
United Airlines Holdings Inc *	10,920	628,337
Univar Solutions Inc *	5,844	125,880
Vail Resorts Inc	1,288	375,658
VF Corp	10,648	850,988
Virgin Galactic Holdings Inc *	471	14,427
Vroom Inc *	941	36,690
Walgreens Boots Alliance Inc	25,401	1,394,515
Walmart Inc	48,934	6,646,705
Watsco Inc	1,142	297,776
Whirlpool Corp	2,166	477,278
Williams-Sonoma Inc	2,253	403,738
WW Grainger Inc	408	163,579
Wyndham Hotels & Resorts Inc	3,213	224,203
Wynn Resorts Ltd	2,769	347,150
Yum China Holdings Inc (China)	13,074	774,112

	Shares	Value
Yum! Brands Inc	9,777	$1,057,676

		66,548,354

Consumer, Non-Cyclical - 19.2%

2U Inc *	1,311	50,120
Abbott Laboratories	37,389	4,480,698
AbbVie Inc	3,712	401,713
Acadia Healthcare Co Inc *	3,079	175,934
Acceleron Pharma Inc *	154	20,884
ADT Inc	7,727	65,216
Agios Pharmaceuticals Inc *	1,946	100,491
Albertsons Cos Inc ‘A’	3,402	64,876
Alexion Pharmaceuticals Inc *	6,310	964,862
Alkermes PLC *	5,530	103,300
Altria Group Inc	36,828	1,884,120
AMERCO	312	191,131
American Well Corp ‘A’ *	910	15,807
AmerisourceBergen Corp	2,656	313,594
Anthem Inc	6,495	2,331,380
Archer-Daniels-Midland Co	19,425	1,107,225
Automatic Data Processing Inc	2,112	398,049
Avery Dennison Corp	1,715	314,960
Baxter International Inc	10,384	875,787
Becton Dickinson and Co	10,117	2,459,949
Berkeley Lights Inc *	716	35,965
Beyond Meat Inc *	321	41,769
Bio-Rad Laboratories Inc ‘A’ *	740	422,666
Bio-Techne Corp	75	28,645
Biogen Inc *	3,714	1,038,992
BioMarin Pharmaceutical Inc *	490	37,000
Bluebird Bio Inc *	974	29,366
Boston Scientific Corp *	50,158	1,938,607
Bright Horizons Family Solutions Inc *	642	110,071
Bristol-Myers Squibb Co	50,642	3,197,029
Brown-Forman Corp ‘A’	75	4,775
Brown-Forman Corp ‘B’	917	63,246
Bruker Corp	2,080	133,702
Bunge Ltd	4,753	376,770
Campbell Soup Co	3,434	172,627
Catalent Inc *	5,695	599,740
Centene Corp *	14,208	908,033
Certara Inc *	646	17,636
Charles River Laboratories International Inc *	178	51,590
Cigna Corp	8,813	2,130,455
Cintas Corp	353	120,482
Colgate-Palmolive Co	29,585	2,332,186
Conagra Brands Inc	17,089	642,546
Constellation Brands Inc ‘A’	5,668	1,292,304
CoreLogic Inc	2,426	192,261
Corteva Inc	26,302	1,226,199
Coty Inc ‘A’	10,097	90,974
CVS Health Corp	45,901	3,453,132
Danaher Corp	21,983	4,947,934
DaVita Inc *	2,174	234,292
Dentsply Sirona Inc	7,662	488,912
Driven Brands Holdings Inc *	1,152	29,284
Dun & Bradstreet Holdings Inc *	2,479	59,025
Elanco Animal Health Inc *	15,927	469,050
Encompass Health Corp	1,890	154,791
Envista Holdings Corp *	5,591	228,113
Equifax Inc	1,094	198,156
Euronet Worldwide Inc *	1,761	243,546
Exact Sciences Corp *	683	90,006
Exelixis Inc *	6,861	154,990
Flowers Foods Inc	6,829	162,530
FTI Consulting Inc *	1,230	172,335
General Mills Inc	21,294	1,305,748
Gilead Sciences Inc	44,091	2,849,601
Global Payments Inc	10,449	2,106,309
Globus Medical Inc ‘A’ *	2,644	163,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Graham Holdings Co ‘B’	137	$77,054
Grand Canyon Education Inc *	1,634	175,001
Grocery Outlet Holding Corp *	895	33,017
H&R Block Inc	1,588	34,618
Haemonetics Corp *	19	2,109
HCA Healthcare Inc	4,480	843,763
Henry Schein Inc *	4,996	345,923
Herbalife Nutrition Ltd *	2,728	121,014
Hill-Rom Holdings Inc	2,063	227,920
Hologic Inc *	2,714	201,867
Horizon Therapeutics Plc *	381	35,067
Hormel Foods Corp	9,783	467,432
Humana Inc	2,799	1,173,481
ICU Medical Inc *	498	102,309
IHS Markit Ltd	6,333	612,908
Ingredion Inc	2,352	211,492
Integra LifeSciences Holdings Corp *	2,500	172,725
Ionis Pharmaceuticals Inc *	2,326	104,577
IQVIA Holdings Inc *	4,140	799,600
Jazz Pharmaceuticals PLC *	1,928	316,905
John Wiley & Sons Inc ‘A’	1,512	81,950
Johnson & Johnson	80,190	13,179,227
Kellogg Co	5,816	368,153
Keurig Dr Pepper Inc	24,536	843,302
Kimberly-Clark Corp	11,919	1,657,337
Laboratory Corp of America Holdings *	3,213	819,411
Lamb Weston Holdings Inc	3,943	305,504
Macquarie Infrastructure Corp	2,573	81,847
ManpowerGroup Inc	2,029	200,668
Maravai LifeSciences Holdings Inc ‘A’ *	659	23,487
McCormick & Co Inc	3,834	341,839
McKesson Corp	1,424	277,737
Medtronic PLC	47,103	5,564,277
Merck & Co Inc	11,178	861,712
Molina Healthcare Inc *	676	158,022
Molson Coors Beverage Co ‘B’	6,236	318,971
Mondelez International Inc ‘A’	49,046	2,870,662
Morningstar Inc	112	25,204
Nektar Therapeutics *	6,072	121,440
Nielsen Holdings PLC	12,486	314,023
Oak Street Health Inc *	1,478	80,211
PepsiCo Inc	12,965	1,833,899
PerkinElmer Inc	3,144	403,344
Perrigo Co PLC	4,787	193,730
Pfizer Inc	195,277	7,074,886
Philip Morris International Inc	54,640	4,848,754
Pilgrim’s Pride Corp *	1,067	25,384
Post Holdings Inc *	2,108	222,858
PPD Inc *	638	24,142
PRA Health Sciences Inc *	282	43,239
Premier Inc ‘A’	4,261	144,235
QIAGEN NV *	7,881	383,726
Quanta Services Inc	3,824	336,436
Quest Diagnostics Inc	4,686	601,401
Reata Pharmaceuticals Inc ‘A’ *	139	13,858
Reynolds Consumer Products Inc	937	27,904
Robert Half International Inc	3,862	301,506
Rollins Inc	632	21,753
Royalty Pharma PLC ‘A’	6,438	280,826
S&P Global Inc	3,466	1,223,047
Sabre Corp *	11,129	164,821
Sage Therapeutics Inc *	1,660	124,251
Sana Biotechnology Inc *	675	22,592
Seaboard Corp	5	18,450
Service Corp International	5,909	301,654
Sotera Health Co *	910	22,714
Spectrum Brands Holdings Inc	1,471	125,035
Sprouts Farmers Market Inc *	214	5,697
STERIS PLC	2,790	531,439
Stryker Corp	8,197	1,996,625
Syneos Health Inc *	2,761	209,422

	Shares	Value
Sysco Corp	4,897	$385,590
Tandem Diabetes Care Inc *	125	11,031
Teladoc Health Inc *	215	39,076
Teleflex Inc	604	250,938
Terminix Global Holdings Inc *	4,635	220,950
The Clorox Co	1,287	248,237
The Coca-Cola Co	56,064	2,955,133
The Cooper Cos Inc	1,501	576,519
The Estee Lauder Cos Inc ‘A’	842	244,896
The Hain Celestial Group Inc *	2,966	129,318
The Hershey Co	1,179	186,471
The JM Smucker Co	3,871	489,798
The Kraft Heinz Co	22,706	908,240
The Kroger Co	26,568	956,182
The Procter & Gamble Co	47,323	6,408,954
Thermo Fisher Scientific Inc	5,728	2,614,145
TransUnion	528	47,520
TreeHouse Foods Inc *	1,969	102,861
Tyson Foods Inc ‘A’	10,080	748,944
United Rentals Inc *	2,524	831,178
United Therapeutics Corp *	1,521	254,418
UnitedHealth Group Inc	5,569	2,072,058
Universal Health Services Inc ‘B’	2,581	344,280
US Foods Holding Corp *	7,699	293,486
Varian Medical Systems Inc *	2,815	496,932
Viatris Inc *	42,302	590,959
WEX Inc *	1,410	295,000
Zimmer Biomet Holdings Inc	7,264	1,162,821
Zoetis Inc	1,585	249,606

		131,263,476

Energy - 5.0%

Antero Midstream Corp	10,049	90,742
APA Corp	13,231	236,835
Array Technologies Inc *	2,957	88,178
Baker Hughes Co	23,008	497,203
Cabot Oil & Gas Corp	13,739	258,018
Chevron Corp	67,635	7,087,472
Cimarex Energy Co	3,519	208,993
ConocoPhillips	47,689	2,526,086
Continental Resources Inc	2,605	67,391
Devon Energy Corp	20,656	451,334
Diamondback Energy Inc	5,942	436,678
EOG Resources Inc	20,433	1,482,005
EQT Corp *	9,632	178,963
Equitrans Midstream Corp	12,983	105,941
Exxon Mobil Corp	148,620	8,297,455
First Solar Inc *	3,217	280,844
Halliburton Co	31,100	667,406
Helmerich & Payne Inc	3,661	98,701
Hess Corp	9,626	681,136
HollyFrontier Corp	5,232	187,201
Kinder Morgan Inc	68,242	1,136,229
Marathon Oil Corp	27,612	294,896
Marathon Petroleum Corp	22,693	1,213,849
Murphy Oil Corp	5,094	83,593
NOV Inc	13,596	186,537
Occidental Petroleum Corp	29,428	783,373
ONEOK Inc	15,534	786,952
Phillips 66	15,307	1,248,133
Pioneer Natural Resources Co	7,076	1,123,810
Schlumberger NV	48,713	1,324,506
Shoals Technologies Group Inc ‘A’ *	2,868	99,749
Targa Resources Corp	7,930	251,778
The Williams Cos Inc	42,635	1,010,023
Valero Energy Corp	14,295	1,023,522

		34,495,532

Financial - 24.2%

Affiliated Managers Group Inc	1,578	235,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Aflac Inc	24,037	$1,230,214
AGNC Investment Corp REIT	18,911	316,948
Air Lease Corp	3,732	182,868
Alexandria Real Estate Equities Inc REIT	4,755	781,246
Alleghany Corp *	436	273,062
Alliance Data Systems Corp	1,639	183,716
Ally Financial Inc	13,094	591,980
American Campus Communities Inc REIT	4,797	207,086
American Express Co	22,958	3,247,180
American Financial Group Inc	2,497	284,908
American Homes 4 Rent ‘A’ REIT	9,560	318,730
American International Group Inc	30,242	1,397,483
American National Group Inc	252	27,183
Americold Realty Trust REIT	7,498	288,448
Ameriprise Financial Inc	4,137	961,646
Annaly Capital Management Inc REIT	49,200	423,120
Apartment Income REIT Corp	5,188	221,839
Apartment Investment and Management Co ‘A’ REIT	2,974	18,260
Apollo Global Management Inc	3,013	141,641
Apple Hospitality REIT Inc	7,345	107,017
Arch Capital Group Ltd *	13,782	528,815
Arthur J Gallagher & Co	6,693	835,086
Associated Banc-Corp	5,310	113,315
Assurant Inc	2,058	291,763
Assured Guaranty Ltd	2,734	115,594
Athene Holding Ltd ‘A’ *	3,990	201,096
AvalonBay Communities Inc REIT	4,934	910,372
Axis Capital Holdings Ltd	2,648	131,261
Bank of America Corp	271,615	10,508,784
Bank of Hawaii Corp	1,381	123,586
Bank OZK	4,279	174,797
Berkshire Hathaway Inc ‘B’ *	66,059	16,876,093
BlackRock Inc	5,168	3,896,465
BOK Financial Corp	1,099	98,163
Boston Properties Inc REIT	5,452	552,070
Brandywine Realty Trust REIT	5,904	76,221
Brighthouse Financial Inc *	3,088	136,644
Brixmor Property Group Inc REIT	10,380	209,987
Brookfield Property REIT Inc ‘A’	1,115	20,014
Brown & Brown Inc	7,822	357,544
Camden Property Trust REIT	3,306	363,362
Capital One Financial Corp	15,881	2,020,540
Cboe Global Markets Inc	2,954	291,530
CBRE Group Inc ‘A’ *	11,695	925,191
Chubb Ltd	15,779	2,492,609
Cincinnati Financial Corp	5,248	541,016
Citigroup Inc	73,115	5,319,116
Citizens Financial Group Inc	14,937	659,469
CME Group Inc	12,460	2,544,706
CNA Financial Corp	840	37,489
Comerica Inc	4,876	349,804
Commerce Bancshares Inc	3,700	283,457
CoreSite Realty Corp REIT	416	49,858
Corporate Office Properties Trust REIT	3,934	103,582
Cousins Properties Inc REIT	5,186	183,325
Credit Acceptance Corp *	307	110,591
Crown Castle International Corp REIT	977	168,171
CubeSmart REIT	6,769	256,071
Cullen/Frost Bankers Inc	1,962	213,387
CyrusOne Inc REIT	4,212	285,237
Digital Realty Trust Inc REIT	9,793	1,379,246
Discover Financial Services	10,743	1,020,478
Douglas Emmett Inc REIT	5,829	183,031
Duke Realty Corp REIT	12,913	541,442
East West Bancorp Inc	4,940	364,572
Empire State Realty Trust Inc ‘A’ REIT	4,783	53,235
EPR Properties REIT	2,593	120,808
Equitable Holdings Inc	14,064	458,768
Equity Commonwealth REIT	4,089	113,674
Equity LifeStyle Properties Inc REIT	3,595	228,786

	Shares	Value
Equity Residential REIT	12,887	$923,096
Erie Indemnity Co ‘A’	377	83,283
Essex Property Trust Inc REIT	2,286	621,426
Evercore Inc ‘A’	1,384	182,328
Everest Re Group Ltd	1,380	341,978
Extra Space Storage Inc REIT	1,331	176,424
Federal Realty Investment Trust REIT	2,676	271,480
Fidelity National Financial Inc	9,632	391,637
Fifth Third Bancorp	24,931	933,666
First American Financial Corp	3,801	215,327
First Citizens BancShares Inc ‘A’	221	184,705
First Hawaiian Inc	4,541	124,287
First Horizon Corp	19,121	323,336
First Industrial Realty Trust Inc REIT	4,487	205,460
First Republic Bank	6,054	1,009,504
FNB Corp	11,298	143,485
Franklin Resources Inc	9,688	286,765
Gaming and Leisure Properties Inc REIT	7,614	323,062
Globe Life Inc	3,615	349,317
GoHealth Inc ‘A’ *	786	9,188
Healthcare Trust of America Inc ‘A’ REIT	7,616	210,049
Healthpeak Properties Inc REIT	18,903	599,981
Highwoods Properties Inc REIT	3,604	154,756
Host Hotels & Resorts Inc REIT	24,500	412,825
Hudson Pacific Properties Inc REIT	5,262	142,758
Huntington Bancshares Inc	35,400	556,488
Interactive Brokers Group Inc ‘A’	2,570	187,713
Intercontinental Exchange Inc	12,597	1,406,833
Invesco Ltd	13,214	333,257
Invitation Homes Inc REIT	19,667	629,147
Iron Mountain Inc REIT	4,149	153,554
JBG SMITH Properties REIT	4,268	135,680
Jefferies Financial Group Inc	7,769	233,847
Jones Lang LaSalle Inc *	1,805	323,167
JPMorgan Chase & Co	106,366	16,192,096
Kemper Corp	2,163	172,434
KeyCorp	34,052	680,359
Kilroy Realty Corp REIT	4,071	267,180
Kimco Realty Corp REIT	14,473	271,369
KKR & Co Inc	19,051	930,641
Lamar Advertising Co ‘A’ REIT	3,012	282,887
Lazard Ltd ‘A’	3,534	153,764
Lemonade Inc *	1,166	108,590
LendingTree Inc *	29	6,177
Life Storage Inc REIT	2,588	222,439
Lincoln National Corp	5,913	368,203
Loews Corp	7,966	408,496
LPL Financial Holdings Inc	2,534	360,233
M&T Bank Corp	4,488	680,426
Markel Corp *	474	540,180
Marsh & McLennan Cos Inc	3,961	482,450
Medical Properties Trust Inc REIT	20,101	427,749
Mercury General Corp	884	53,756
MetLife Inc	26,552	1,614,096
MGIC Investment Corp	11,834	163,901
Mid-America Apartment Communities Inc REIT	3,992	576,285
Morgan Stanley	49,062	3,810,155
Nasdaq Inc	4,011	591,462
National Retail Properties Inc REIT	6,062	267,152
New Residential Investment Corp REIT	14,518	163,328
New York Community Bancorp Inc	15,760	198,891
Northern Trust Corp	6,733	707,706
Old Republic International Corp	9,917	216,587
Omega Healthcare Investors Inc REIT	8,033	294,249
OneMain Holdings Inc	2,535	136,180
Outfront Media Inc REIT	5,037	109,958
PacWest Bancorp	4,089	155,995
Paramount Group Inc REIT	6,467	65,511
Park Hotels & Resorts Inc REIT	8,236	177,733
People’s United Financial Inc	14,820	265,278
Pinnacle Financial Partners Inc	2,588	229,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Popular Inc	2,906	$204,350
Primerica Inc	521	77,014
Principal Financial Group Inc	9,521	570,879
Prologis Inc REIT	25,841	2,739,146
Prosperity Bancshares Inc	3,128	234,256
Prudential Financial Inc	13,876	1,264,104
Public Storage REIT	1,835	452,805
Raymond James Financial Inc	4,302	527,253
Rayonier Inc REIT	4,621	149,027
Realty Income Corp REIT	13,111	832,548
Regency Centers Corp REIT	5,905	334,873
Regions Financial Corp	33,678	695,787
Reinsurance Group of America Inc	2,374	299,243
RenaissanceRe Holdings Ltd (Bermuda)	1,174	188,134
Rexford Industrial Realty Inc REIT	4,595	231,588
Rocket Cos Inc ‘A’	2,512	58,002
Santander Consumer USA Holdings Inc	2,521	68,218
SBA Communications Corp REIT	3,354	930,903
SEI Investments Co	3,950	240,673
Signature Bank	1,970	445,417
Simon Property Group Inc REIT	2,442	277,826
SL Green Realty Corp REIT	2,462	172,315
SLM Corp	10,085	181,227
Spirit Realty Capital Inc REIT	4,000	170,000
Starwood Property Trust Inc REIT	9,576	236,910
State Street Corp	12,343	1,036,935
Sterling Bancorp	6,773	155,914
STORE Capital Corp REIT	8,458	283,343
Sun Communities Inc REIT	3,708	556,348
SVB Financial Group *	1,802	889,575
Synchrony Financial	20,435	830,887
Synovus Financial Corp	5,124	234,423
T Rowe Price Group Inc	5,919	1,015,700
TCF Financial Corp	5,286	245,588
TFS Financial Corp	1,607	32,735
The Allstate Corp	10,646	1,223,225
The Bank of New York Mellon Corp	28,016	1,324,877
The Carlyle Group Inc	3,749	137,813
The Charles Schwab Corp	48,353	3,151,649
The Goldman Sachs Group Inc	11,630	3,803,010
The Hanover Insurance Group Inc	1,271	164,544
The Hartford Financial Services Group Inc	12,532	837,012
The Howard Hughes Corp *	1,366	129,948
The Macerich Co REIT	1	12
The PNC Financial Services Group Inc	14,886	2,611,153
The Progressive Corp	14,608	1,396,671
The Travelers Cos Inc	8,870	1,334,048
The Western Union Co	11,583	285,637
Tradeweb Markets Inc ‘A’	421	31,154
Truist Financial Corp	47,279	2,757,311
UDR Inc REIT	10,266	450,267
Umpqua Holdings Corp	7,708	135,275
Unum Group	7,124	198,261
US Bancorp	47,709	2,638,785
Ventas Inc REIT	13,084	697,901
VEREIT Inc REIT	7,666	296,061
VICI Properties Inc REIT	18,738	529,161
Virtu Financial Inc ‘A’	374	11,613
Vornado Realty Trust REIT	6,148	279,058
Voya Financial Inc	4,329	275,498
Webster Financial Corp	3,136	172,825
Weingarten Realty Investors REIT	4,250	114,368
Wells Fargo & Co	133,264	5,206,624
Welltower Inc REIT	14,661	1,050,167
Western Alliance Bancorp	3,424	323,363
Weyerhaeuser Co REIT	26,189	932,328
White Mountains Insurance Group Ltd	106	118,179
Willis Towers Watson PLC	4,511	1,032,478
Wintrust Financial Corp	1,972	149,478
WP Carey Inc REIT	6,101	431,707
WR Berkley Corp	4,880	367,708

	Shares	Value
Zions Bancorp NA	5,658	$310,964

		165,967,201

Industrial - 13.0%

3M Co	6,709	1,292,690
Acuity Brands Inc	1,252	206,580
AECOM *	4,943	316,896
AGCO Corp	2,164	310,859
Agilent Technologies Inc	9,778	1,243,175
Allegion PLC	1,130	141,951
Amcor PLC	46,958	548,469
AMETEK Inc	8,037	1,026,566
Amphenol Corp ‘A’	8,331	549,596
AO Smith Corp	4,650	314,386
AptarGroup Inc	2,251	318,899
Ardagh Group SA	1,168	29,679
Armstrong World Industries Inc	1,052	94,775
Arrow Electronics Inc *	2,591	287,135
Avnet Inc	3,435	142,587
Ball Corp	673	57,030
Berry Global Group Inc *	3,106	190,708
BWX Technologies Inc	1,197	78,930
Carlisle Cos Inc	1,840	302,827
Carrier Global Corp	19,517	824,008
Caterpillar Inc	19,011	4,408,081
CH Robinson Worldwide Inc	3,916	373,704
Clean Harbors Inc *	1,803	151,560
Coherent Inc *	149	37,681
Colfax Corp *	3,471	152,064
Crane Co	1,705	160,117
Crown Holdings Inc	4,076	395,535
CSX Corp	26,773	2,581,453
Curtiss-Wright Corp	1,454	172,444
Deere & Co	9,898	3,703,238
Donaldson Co Inc	3,990	232,058
Dover Corp	5,037	690,724
Eagle Materials Inc	1,446	194,357
Eaton Corp PLC	14,036	1,940,898
Emerson Electric Co	20,886	1,884,335
Energizer Holdings Inc	302	14,333
Expeditors International of Washington Inc	2,290	246,610
FedEx Corp	8,604	2,443,880
FLIR Systems Inc	4,570	258,068
Flowserve Corp	4,558	176,896
Fortive Corp	10,429	736,705
Fortune Brands Home & Security Inc	4,827	462,523
frontdoor Inc *	2,496	134,160
Garmin Ltd	5,242	691,158
Gates Industrial Corp PLC *	2,357	37,688
Generac Holdings Inc *	178	58,286
General Dynamics Corp	8,900	1,615,884
General Electric Co	305,117	4,006,186
Graco Inc	2,893	207,197
GrafTech International Ltd	5,948	72,744
Graphic Packaging Holding Co	7,301	132,586
HEICO Corp	239	30,066
HEICO Corp ‘A’	515	58,504
Hexcel Corp	2,921	163,576
Honeywell International Inc	24,655	5,351,861
Howmet Aerospace Inc	13,833	444,454
Hubbell Inc	1,893	353,783
Huntington Ingalls Industries Inc	1,255	258,342
IDEX Corp	2,640	552,605
Illinois Tool Works Inc	6,154	1,363,234
Ingersoll Rand Inc *	12,146	597,705
ITT Inc	3,029	275,366
Jabil Inc	4,172	217,611
Jacobs Engineering Group Inc	4,535	586,239
JB Hunt Transport Services Inc	2,146	360,678
Johnson Controls International PLC	25,497	1,521,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Kansas City Southern	3,178	$838,738
Keysight Technologies Inc *	4,354	624,364
Kirby Corp *	2,088	125,865
Knight-Swift Transportation Holdings Inc	4,380	210,634
L3Harris Technologies Inc	7,356	1,490,914
Landstar System Inc	198	32,682
Lennox International Inc	1,212	377,647
Lincoln Electric Holdings Inc	1,148	141,135
Littelfuse Inc	825	218,163
Martin Marietta Materials Inc	2,178	731,416
Masco Corp	8,980	537,902
MDU Resources Group Inc	6,986	220,827
Mercury Systems Inc *	164	11,587
Mettler-Toledo International Inc *	44	50,850
MSA Safety Inc	992	148,820
National Instruments Corp	4,515	194,980
Nordson Corp	368	73,114
Norfolk Southern Corp	8,835	2,372,374
Northrop Grumman Corp	444	143,696
nVent Electric PLC	5,444	151,942
Old Dominion Freight Line Inc	472	113,474
Oshkosh Corp	2,373	281,580
Otis Worldwide Corp	14,310	979,519
Owens Corning	3,746	344,969
Packaging Corp of America	3,283	441,498
Parker-Hannifin Corp	4,489	1,415,965
Pentair PLC	5,784	360,459
Raytheon Technologies Corp	50,054	3,867,673
Regal Beloit Corp	1,419	202,463
Republic Services Inc	7,359	731,117
Rockwell Automation Inc	2,089	554,504
Ryder System Inc	1,836	138,893
Schneider National Inc ‘B’	1,829	45,670
Sealed Air Corp	5,446	249,536
Sensata Technologies Holding PLC *	5,407	313,336
Silgan Holdings Inc	2,756	115,835
Snap-on Inc	1,885	434,945
Sonoco Products Co	3,510	222,183
Spirit AeroSystems Holdings Inc ‘A’	3,673	178,691
Stanley Black & Decker Inc	5,406	1,079,416
Stericycle Inc *	3,201	216,099
SYNNEX Corp	1,455	167,092
Teledyne Technologies Inc *	1,271	525,749
Textron Inc	7,980	447,518
The AZEK Co Inc *	2,682	112,778
The Boeing Co *	18,750	4,776,000
The Middleby Corp *	1,930	319,897
The Timken Co	2,219	180,116
The Toro Co	278	28,673
Trane Technologies PLC	8,376	1,386,731
TransDigm Group Inc *	1,441	847,193
Trimble Inc *	8,741	679,962
Trinity Industries Inc	3,081	87,778
Union Pacific Corp	11,531	2,541,548
United Parcel Service Inc ‘B’	8,552	1,453,754
Valmont Industries Inc	734	174,450
Vontier Corp *	5,379	162,822
Vulcan Materials Co	4,633	781,819
Waste Management Inc	12,907	1,665,261
Waters Corp *	1,986	564,362
Westinghouse Air Brake Technologies Corp	6,343	502,112
Westrock Co	9,139	475,685
Woodward Inc	1,976	238,365
XPO Logistics Inc *	3,023	372,736
Xylem Inc	6,270	659,479

		88,923,684

Technology - 7.2%

Activision Blizzard Inc	16,213	1,507,809
Advanced Micro Devices Inc *	2,943	231,025

	Shares	Value
Akamai Technologies Inc *	986	$100,473
Allegro MicroSystems Inc * (Japan)	955	24,209
Amdocs Ltd	4,528	317,639
Analog Devices Inc	11,348	1,759,848
Aspen Technology Inc *	123	17,753
Autodesk Inc *	2,571	712,553
BigCommerce Holdings Inc *	357	20,635
Broadcom Inc	721	334,299
C3.ai Inc ‘A’ *	242	15,950
CACI International Inc ‘A’ *	730	180,062
CDK Global Inc	3,726	201,428
Ceridian HCM Holding Inc *	1,180	99,439
Change Healthcare Inc *	1,995	44,090
Cirrus Logic Inc *	2,024	171,615
Citrix Systems Inc	3,145	441,432
Cognizant Technology Solutions Corp ‘A’	17,417	1,360,616
Concentrix Corp *	1,455	217,843
Cree Inc *	3,869	418,355
Crowdstrike Holdings Inc ‘A’ *	1,488	271,575
Datto Holding Corp *	762	17,457
Dell Technologies Inc ‘C’ *	8,617	759,589
Duck Creek Technologies Inc *	446	20,132
DXC Technology Co	8,886	277,776
Electronic Arts Inc	8,620	1,166,889
Entegris Inc	289	32,310
Fidelity National Information Services Inc	21,679	3,048,284
Fiserv Inc *	14,207	1,691,201
Genpact Ltd	4,017	172,008
Guidewire Software Inc *	2,383	242,184
Hewlett Packard Enterprise Co	45,221	711,779
HP Inc	45,268	1,437,259
Intel Corp	144,067	9,220,288
International Business Machines Corp	31,197	4,157,312
IPG Photonics Corp *	1,162	245,112
Jack Henry & Associates Inc	580	87,998
Jamf Holding Corp *	1,216	42,949
JFrog Ltd * (Israel)	403	17,881
Leidos Holdings Inc	4,258	409,960
Lumentum Holdings Inc *	2,366	216,134
Manhattan Associates Inc *	221	25,941
Marvell Technology Group Ltd	23,359	1,144,124
Maxim Integrated Products Inc	6,218	568,139
McAfee Corp ‘A’	842	19,147
Microchip Technology Inc	2,190	339,932
Micron Technology Inc *	39,041	3,443,807
MKS Instruments Inc	472	87,518
nCino Inc *	291	19,416
NCR Corp *	4,500	170,775
NetApp Inc	3,554	258,269
Nuance Communications Inc *	9,985	435,745
ON Semiconductor Corp *	14,220	591,694
Oracle Corp	7,764	544,800
Paychex Inc	2,363	231,621
Pegasystems Inc	58	6,632
Playtika Holding Corp *	1,389	37,795
Pure Storage Inc ‘A’ *	3,692	79,526
Qorvo Inc *	3,999	730,617
RealPage Inc *	388	33,834
Roper Technologies Inc	3,149	1,270,118
salesforce.com Inc *	2,248	476,284
Science Applications International Corp	1,771	148,038
Signify Health Inc ‘A’ *	659	19,282
Skyworks Solutions Inc	5,779	1,060,331
SolarWinds Corp *	901	15,713
SS&C Technologies Holdings Inc	6,229	435,220
Synopsys Inc *	382	94,652
Take-Two Interactive Software Inc *	260	45,942
Teradata Corp *	888	34,224
Texas Instruments Inc	16,181	3,058,047
Twilio Inc ‘A’ *	847	288,624
Unity Software Inc *	184	18,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Upstart Holdings Inc *	385	$49,611
Western Digital Corp	10,676	712,623
Xerox Holdings Corp	5,905	143,314
Zebra Technologies Corp ‘A’ *	158	76,658
Zynga Inc ‘A’ *	5,066	51,724

		49,191,344

Utilities - 4.9%

Alliant Energy Corp	8,755	474,171
Ameren Corp	8,633	702,381
American Electric Power Co Inc	17,425	1,475,898
American Water Works Co Inc	6,354	952,592
Atmos Energy Corp	4,451	439,981
Avangrid Inc	1,986	98,923
CenterPoint Energy Inc	17,655	399,886
CMS Energy Corp	10,014	613,057
Consolidated Edison Inc	12,029	899,769
Dominion Energy Inc	28,615	2,173,595
DTE Energy Co	6,735	896,698
Duke Energy Corp	25,789	2,489,412
Edison International	12,540	734,844
Entergy Corp	7,043	700,567
Essential Utilities Inc	7,838	350,751
Evergy Inc	7,934	472,311
Eversource Energy	12,039	1,042,457
Exelon Corp	34,158	1,494,071
FirstEnergy Corp	19,002	659,179
Hawaiian Electric Industries Inc	3,749	166,568
IDACORP Inc	1,765	176,447
National Fuel Gas Co	3,044	152,170
NextEra Energy Inc	68,738	5,197,280
NiSource Inc	13,415	323,436
NRG Energy Inc	5,566	210,005
OGE Energy Corp	7,003	226,617
PG&E Corp *	46,412	543,485
Pinnacle West Capital Corp	3,944	320,844
PPL Corp	27,017	779,170
Public Service Enterprise Group Inc	17,716	1,066,680
Sempra Energy	10,166	1,347,808
The AES Corp	23,172	621,241
The Southern Co	37,074	2,304,520
UGI Corp	7,288	298,881
Vistra Corp	17,099	302,310
WEC Energy Group Inc	11,075	1,036,509
Xcel Energy Inc	18,431	1,225,846

		33,370,360

Total Common Stocks (Cost $494,084,580)		667,373,824

EXCHANGE-TRADED FUND - 1.1%

iShares Russell 1000 Value	49,208	7,457,473

Total Exchange-Traded Fund (Cost $6,568,900)		7,457,473

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $8,827,086; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $9,003,729)	$8,827,086	$8,827,086

Total Short-Term Investment (Cost $8,827,086)		8,827,086

TOTAL INVESTMENTS - 99.8% (Cost $509,480,566)		683,658,383

DERIVATIVES - (0.0%)		(22)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,566,391

NET ASSETS - 100.0%		$685,224,752

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/21	30	$5,916,657	$5,951,100	$34,443
S&P MID 400 E-Mini Index	06/21	16	4,202,945	4,168,480	(34,465)

Total Futures Contracts					($22)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$667,373,824	$667,373,824	$-	$-
	Exchange-Traded Fund	7,457,473	7,457,473	-	-
	Short-Term Investment	8,827,086	-	8,827,086	-
	Derivatives:
	Equity Contracts
	Futures	34,443	34,443	-	-

	Total Assets	683,692,826	674,865,740	8,827,086	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(34,465)	(34,465)	-	-

	Total Liabilities	(34,465)	(34,465)	-	-

	Total	$683,658,361	$674,831,275	$8,827,086	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 3.5%

Albemarle Corp	5,879	$858,981
Ashland Global Holdings Inc	2,808	249,266
Axalta Coating Systems Ltd *	10,693	316,299
Cabot Corp	2,827	148,248
Celanese Corp	5,777	865,452
CF Industries Holdings Inc	10,841	491,964
Eastman Chemical Co	6,887	758,396
Element Solutions Inc	11,017	201,501
FMC Corp	6,576	727,371
Freeport-McMoRan Inc *	73,655	2,425,459
Huntsman Corp	10,167	293,115
International Flavors & Fragrances Inc	12,652	1,766,346
International Paper Co	19,971	1,079,832
LyondellBasell Industries NV ‘A’	13,027	1,355,459
NewMarket Corp	349	132,676
Nucor Corp	15,304	1,228,452
Olin Corp	7,238	274,827
PPG Industries Inc	11,985	1,800,866
Reliance Steel & Aluminum Co	3,220	490,374
Royal Gold Inc	3,328	358,159
RPM International Inc	6,491	596,198
Steel Dynamics Inc	10,178	516,635
The Chemours Co	8,291	231,402
The Mosaic Co	17,536	554,313
Valvoline Inc	9,224	240,470
Westlake Chemical Corp	1,721	152,808
WR Grace & Co	2,853	170,781

		18,285,650

Communications - 8.3%

Altice USA Inc ‘A’ *	11,951	388,766
Anaplan Inc *	6,855	369,142
Arista Networks Inc *	2,981	899,934
Cable One Inc	271	495,486
CDW Corp	7,205	1,194,229
Ciena Corp *	7,760	424,627
CommScope Holding Co Inc *	9,948	152,801
Corning Inc	38,089	1,657,252
Discovery Inc ‘A’ *	7,923	344,334
Discovery Inc ‘C’ *	15,756	581,239
DISH Network Corp ‘A’ *	12,477	451,667
EchoStar Corp ‘A’ *	2,498	59,952
Etsy Inc *	5,994	1,208,810
Expedia Group Inc	7,012	1,206,905
F5 Networks Inc *	3,133	653,607
FactSet Research Systems Inc	1,886	582,001
FireEye Inc *	11,466	224,390
Fox Corp ‘A’	16,966	612,642
Fox Corp ‘B’	8,022	280,209
GoDaddy Inc ‘A’ *	8,541	662,952
Grubhub Inc *	4,669	280,140
IAC/InterActiveCorp *	3,809	823,925
Juniper Networks Inc	16,692	422,808
Leslie’s Inc *	3,821	93,576
Liberty Broadband Corp ‘A’ *	1,256	182,308
Liberty Broadband Corp ‘C’ *	8,117	1,218,768
Liberty Media Corp-Liberty Formula One ‘A’ *	1,428	54,578
Liberty Media Corp-Liberty Formula One ‘C’ *	10,063	435,627
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,213	185,709
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,808	388,521
Lumen Technologies Inc	55,559	741,713
Lyft Inc ‘A’ *	12,792	808,199
Madison Square Garden Entertainment Corp *	945	77,301
Match Group Inc *	11,373	1,562,423
Motorola Solutions Inc	8,639	1,624,564

	Shares	Value
News Corp ‘A’	19,699	$500,946
News Corp ‘B’	6,157	144,443
Nexstar Media Group Inc ‘A’	2,161	303,469
NortonLifeLock Inc	27,454	583,672
Okta Inc *	5,902	1,300,978
Omnicom Group Inc	10,799	800,746
Palo Alto Networks Inc *	4,824	1,553,618
Pinterest Inc ‘A’ *	20,405	1,510,582
Proofpoint Inc *	2,875	361,646
Roku Inc *	5,533	1,802,485
Sirius XM Holdings Inc	56,601	344,700
Spotify Technology SA *	6,809	1,824,472
Switch Inc ‘A’	4,482	72,877
Telephone & Data Systems Inc	5,107	117,257
The Interpublic Group of Cos Inc	19,728	576,058
The New York Times Co ‘A’	8,266	418,425
The Trade Desk Inc ‘A’ *	2,099	1,367,834
TripAdvisor Inc *	5,103	274,490
Twitter Inc *	39,607	2,520,193
Ubiquiti Inc	427	127,374
United States Cellular Corp *	1,024	37,356
VeriSign Inc *	5,129	1,019,440
ViacomCBS Inc ‘A’	502	23,679
ViacomCBS Inc ‘B’	28,514	1,285,981
ViaSat Inc *	3,006	144,498
Wayfair Inc ‘A’ *	3,596	1,131,841
World Wrestling Entertainment Inc ‘A’	2,331	126,480
Zendesk Inc *	5,862	777,418
Zillow Group Inc ‘A’ *	2,975	390,856
Zillow Group Inc ‘C’ *	7,353	953,243

		43,748,162

Consumer, Cyclical - 13.5%

Advance Auto Parts Inc	3,321	609,370
Alaska Air Group Inc	6,171	427,095
Allison Transmission Holdings Inc	5,719	233,507
American Airlines Group Inc	31,366	749,647
Aptiv PLC *	13,607	1,876,405
Aramark	11,589	437,832
AutoNation Inc *	2,911	271,363
AutoZone Inc *	1,156	1,623,371
Best Buy Co Inc	11,593	1,330,992
BorgWarner Inc	12,386	574,215
Brunswick Corp	4,004	381,861
Burlington Stores Inc *	3,300	986,040
Capri Holdings Ltd *	7,286	371,586
CarMax Inc *	8,261	1,095,904
Carnival Corp *	30,803	817,512
Carter’s Inc	2,175	193,423
Carvana Co *	2,836	744,166
Casey’s General Stores Inc	1,869	404,059
Chipotle Mexican Grill Inc *	1,415	2,010,460
Choice Hotels International Inc	1,766	189,474
Columbia Sportswear Co	1,462	154,431
Copa Holdings SA ‘A’ (Panama)	1,591	128,537
Copart Inc *	10,423	1,132,042
Cummins Inc	7,489	1,940,475
Darden Restaurants Inc	6,605	937,910
Delta Air Lines Inc *	32,385	1,563,548
Dick’s Sporting Goods Inc	3,165	241,015
Dolby Laboratories Inc ‘A’	3,251	320,939
Dollar Tree Inc *	11,922	1,364,592
Domino’s Pizza Inc	1,978	727,489
DR Horton Inc	16,790	1,496,325
Extended Stay America Inc	8,983	177,414
Fastenal Co	29,086	1,462,444
Five Below Inc *	2,772	528,870
Floor & Decor Holdings Inc ‘A’ *	4,764	454,867
Foot Locker Inc	5,253	295,481
Ford Motor Co *	198,134	2,427,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Gentex Corp	12,454	$444,234
Genuine Parts Co	7,135	824,735
Hanesbrands Inc	17,603	346,251
Harley-Davidson Inc	7,765	311,377
Hasbro Inc	6,459	620,839
Hilton Worldwide Holdings Inc *	13,866	1,676,677
Hyatt Hotels Corp ‘A’	1,805	149,274
IAA Inc *	6,817	375,889
JetBlue Airways Corp *	15,951	324,443
Kohl’s Corp	7,990	476,284
L Brands Inc *	11,645	720,360
Lear Corp	3,042	551,363
Leggett & Platt Inc	6,702	305,946
Lennar Corp ‘A’	13,745	1,391,406
Lennar Corp ‘B’	846	69,660
Lions Gate Entertainment Corp ‘A’ *	3,015	45,074
Lions Gate Entertainment Corp ‘B’ *	5,869	75,710
Live Nation Entertainment Inc *	7,202	609,649
LKQ Corp *	15,377	650,908
Lululemon Athletica Inc *	5,772	1,770,330
Mattel Inc *	17,451	347,624
MGM Resorts International	23,902	908,037
Mohawk Industries Inc *	2,949	567,122
MSC Industrial Direct Co Inc ‘A’	2,332	210,323
Newell Brands Inc	19,499	522,183
Nordstrom Inc *	5,541	209,838
Norwegian Cruise Line Holdings Ltd *	18,413	508,015
Nu Skin Enterprises Inc ‘A’	2,561	135,451
NVR Inc *	170	800,858
O’Reilly Automotive Inc *	3,563	1,807,332
Ollie’s Bargain Outlet Holdings Inc *	2,780	241,860
PACCAR Inc	17,232	1,601,197
Peloton Interactive Inc ‘A’ *	12,906	1,451,151
Penske Automotive Group Inc	1,616	129,668
Petco Health & Wellness Co Inc *	2,672	59,212
Planet Fitness Inc ‘A’ *	4,166	322,032
Polaris Inc	2,949	393,692
Pool Corp	1,969	679,778
PulteGroup Inc	13,580	712,135
PVH Corp	3,565	376,821
Qurate Retail Inc ‘A’	19,329	227,309
Ralph Lauren Corp	2,390	294,352
Royal Caribbean Cruises Ltd	10,024	858,155
Six Flags Entertainment Corp	3,875	180,071
Skechers U.S.A. Inc ‘A’ *	6,790	283,211
Southwest Airlines Co	29,939	1,828,075
Tapestry Inc *	14,040	578,588
Tempur Sealy International Inc	9,596	350,830
The Gap Inc *	9,267	275,971
The Madison Square Garden Co ‘A’ *	952	170,846
The Scotts Miracle-Gro Co	2,057	503,903
The Wendy’s Co	9,104	184,447
Thor Industries Inc	2,697	363,394
Toll Brothers Inc	5,696	323,134
Tractor Supply Co	5,870	1,039,460
Travel & Leisure Co	4,264	260,786
Ulta Beauty Inc *	2,735	845,580
Under Armour Inc ‘A’ *	9,558	211,805
Under Armour Inc ‘C’ *	9,995	184,508
United Airlines Holdings Inc *	15,821	910,340
Univar Solutions Inc *	8,467	182,379
Vail Resorts Inc	2,028	591,486
VF Corp	16,377	1,308,850
Virgin Galactic Holdings Inc *	3,399	104,111
Vroom Inc *	5,229	203,879
Watsco Inc	1,654	431,281
Whirlpool Corp	3,138	691,458
Williams-Sonoma Inc	3,901	699,059
WW Grainger Inc	2,221	890,466
Wyndham Hotels & Resorts Inc	4,655	324,826
Wynn Resorts Ltd	5,327	667,846

	Shares	Value
Yum China Holdings Inc (China)	20,347	$1,204,746

		71,581,693

Consumer, Non-Cyclical - 18.6%

10X Genomics Inc ‘A’ *	2,916	527,796
2U Inc *	3,506	134,034
ABIOMED Inc *	2,248	716,505
Acadia Healthcare Co Inc *	4,461	254,902
ACADIA Pharmaceuticals Inc *	5,618	144,944
Acceleron Pharma Inc *	2,609	353,806
Adaptive Biotechnologies Corp *	3,870	155,806
ADT Inc	8,302	70,069
Agios Pharmaceuticals Inc *	3,118	161,014
Albertsons Cos Inc ‘A’	7,874	150,157
Alexion Pharmaceuticals Inc *	10,806	1,652,345
Align Technology Inc *	3,965	2,147,166
Alkermes PLC *	8,012	149,664
Alnylam Pharmaceuticals Inc *	5,862	827,656
Amedisys Inc *	1,626	430,549
AMERCO	453	277,508
American Well Corp ‘A’ *	2,910	50,547
AmerisourceBergen Corp	7,401	873,836
Archer-Daniels-Midland Co	28,144	1,604,208
Avalara Inc *	4,187	558,671
Avantor Inc *	25,144	727,416
Avery Dennison Corp	4,226	776,105
Berkeley Lights Inc *	1,262	63,390
Beyond Meat Inc *	2,650	344,818
Bio-Rad Laboratories Inc ‘A’ *	1,072	612,294
Bio-Techne Corp	1,951	745,145
BioMarin Pharmaceutical Inc *	9,172	692,578
Bluebird Bio Inc *	3,357	101,214
Booz Allen Hamilton Holding Corp	6,868	553,080
Bright Horizons Family Solutions Inc *	3,040	521,208
Brown-Forman Corp ‘A’	2,291	145,868
Brown-Forman Corp ‘B’	9,173	632,662
Bruker Corp	5,242	336,956
Bunge Ltd	6,886	545,853
Campbell Soup Co	9,910	498,176
Cardinal Health Inc	14,856	902,502
Catalent Inc *	8,251	868,913
Certara Inc *	1,628	44,444
Charles River Laboratories International Inc *	2,480	718,778
Chegg Inc *	6,615	566,641
Chemed Corp	787	361,878
Church & Dwight Co Inc	12,617	1,102,095
Cintas Corp	4,483	1,530,093
Conagra Brands Inc	24,760	930,976
CoreLogic Inc	3,703	293,463
Corteva Inc	38,108	1,776,595
CoStar Group Inc *	1,981	1,628,164
Coty Inc ‘A’	14,629	131,807
DaVita Inc *	3,781	407,478
Dentsply Sirona Inc	11,101	708,355
Driven Brands Holdings Inc *	1,864	47,383
Dun & Bradstreet Holdings Inc *	7,057	168,027
Elanco Animal Health Inc *	23,076	679,588
Encompass Health Corp	4,998	409,336
Envista Holdings Corp *	8,101	330,521
Equifax Inc	6,144	1,112,863
Euronet Worldwide Inc *	2,552	352,942
Exact Sciences Corp *	7,549	994,807
Exelixis Inc *	15,605	352,517
FleetCor Technologies Inc *	4,188	1,125,022
Flowers Foods Inc	9,894	235,477
FTI Consulting Inc *	1,782	249,676
Gartner Inc *	4,394	802,125
Global Blood Therapeutics Inc *	3,013	122,780
Globus Medical Inc ‘A’ *	3,830	236,196
Graham Holdings Co ‘B’	198	111,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Grand Canyon Education Inc *	2,368	$253,613
Grocery Outlet Holding Corp *	3,693	136,235
Guardant Health Inc *	4,170	636,550
H&R Block Inc	9,335	203,503
Haemonetics Corp *	2,555	283,631
Henry Schein Inc *	7,239	501,228
Herbalife Nutrition Ltd *	4,564	202,459
Hill-Rom Holdings Inc	3,384	373,864
Hologic Inc *	13,023	968,651
Horizon Therapeutics Plc *	9,903	911,472
Hormel Foods Corp	14,175	677,281
ICU Medical Inc *	987	202,769
IDEXX Laboratories Inc *	4,274	2,091,311
IHS Markit Ltd	20,165	1,951,569
Incyte Corp *	9,354	760,200
Ingredion Inc	3,408	306,447
Insulet Corp *	3,331	869,125
Integra LifeSciences Holdings Corp *	3,623	250,313
Ionis Pharmaceuticals Inc *	6,633	298,220
Iovance Biotherapeutics Inc *	6,995	221,462
IQVIA Holdings Inc *	9,659	1,865,539
Jazz Pharmaceuticals PLC *	2,793	459,085
John Wiley & Sons Inc ‘A’	2,190	118,698
Kellogg Co	12,749	807,012
Laboratory Corp of America Holdings *	4,925	1,256,023
Lamb Weston Holdings Inc	7,409	574,049
Macquarie Infrastructure Corp	3,728	118,588
ManpowerGroup Inc	2,940	290,766
Maravai LifeSciences Holdings Inc ‘A’ *	3,410	121,532
MarketAxess Holdings Inc	1,873	932,604
Masimo Corp *	2,481	569,786
McCormick & Co Inc	12,598	1,123,238
McKesson Corp	8,090	1,577,874
Moderna Inc *	14,502	1,899,037
Molina Healthcare Inc *	2,710	633,490
Molson Coors Beverage Co ‘B’	9,035	462,140
Morningstar Inc	1,098	247,094
Nektar Therapeutics *	8,797	175,940
Neurocrine Biosciences Inc *	4,725	459,506
Nielsen Holdings PLC	18,091	454,989
Novocure Ltd *	5,115	676,101
Oak Street Health Inc *	4,576	248,340
Paylocity Holding Corp *	1,942	349,230
Penumbra Inc *	1,673	452,680
PerkinElmer Inc	5,652	725,095
Perrigo Co PLC	6,936	280,700
Pilgrim’s Pride Corp *	2,921	69,491
Post Holdings Inc *	3,054	322,869
PPD Inc *	8,114	307,034
PRA Health Sciences Inc *	3,206	491,576
Premier Inc ‘A’	6,174	208,990
QIAGEN NV *	11,419	555,991
Quanta Services Inc	6,942	610,757
Quest Diagnostics Inc	6,789	871,300
Quidel Corp *	1,887	241,404
Reata Pharmaceuticals Inc ‘A’ *	1,328	132,402
Repligen Corp *	2,754	535,405
ResMed Inc	7,281	1,412,660
Reynolds Consumer Products Inc	2,553	76,028
Robert Half International Inc	5,595	436,802
Rollins Inc	11,291	388,636
Royalty Pharma PLC ‘A’	16,280	710,134
Sabre Corp *	16,124	238,796
Sage Therapeutics Inc *	2,598	194,460
Sana Biotechnology Inc *	1,353	45,285
Sarepta Therapeutics Inc *	3,824	285,003
Seaboard Corp	16	59,040
Seagen Inc *	6,437	893,842
Service Corp International	8,562	437,090
Sotera Health Co *	2,730	68,141
Spectrum Brands Holdings Inc	2,131	181,135

	Shares	Value
Sprouts Farmers Market Inc *	5,984	$159,294
STERIS PLC	4,269	813,159
StoneCo Ltd ‘A’ * (Brazil)	10,240	626,893
Syneos Health Inc *	4,145	314,398
Tandem Diabetes Care Inc *	3,073	271,192
Teladoc Health Inc *	5,466	993,445
Teleflex Inc	2,359	980,070
Terminix Global Holdings Inc *	6,715	320,104
The Boston Beer Co Inc ‘A’ *	451	544,032
The Clorox Co	6,408	1,235,975
The Cooper Cos Inc	2,473	949,855
The Hain Celestial Group Inc *	4,298	187,393
The Hershey Co	7,493	1,185,093
The JM Smucker Co	5,608	709,580
The Kroger Co	38,493	1,385,363
TransUnion	9,649	868,410
TreeHouse Foods Inc *	2,853	149,041
Tyson Foods Inc ‘A’	14,604	1,085,077
United Rentals Inc *	3,656	1,203,957
United Therapeutics Corp *	2,203	368,496
Universal Health Services Inc ‘B’	3,739	498,745
US Foods Holding Corp *	11,154	425,190
Varian Medical Systems Inc *	4,667	823,866
Verisk Analytics Inc	8,056	1,423,415
Viatris Inc *	61,289	856,207
West Pharmaceutical Services Inc	3,727	1,050,194
WEX Inc *	2,236	467,816
Zimmer Biomet Holdings Inc	10,524	1,684,682

		98,175,003

Energy - 3.3%

Antero Midstream Corp	14,559	131,468
APA Corp	19,170	343,143
Array Technologies Inc *	6,229	185,749
Baker Hughes Co	33,336	720,391
Cabot Oil & Gas Corp	19,906	373,835
Cheniere Energy Inc *	11,750	846,118
Cimarex Energy Co	5,098	302,770
Continental Resources Inc	3,796	98,203
Devon Energy Corp	29,928	653,927
Diamondback Energy Inc	8,609	632,675
Enphase Energy Inc *	5,365	869,988
EQT Corp *	13,956	259,302
Equitrans Midstream Corp	20,716	169,043
First Solar Inc *	4,661	406,905
Halliburton Co	45,059	966,966
Helmerich & Payne Inc	5,304	142,996
Hess Corp	13,946	986,819
HollyFrontier Corp	7,580	271,212
Marathon Oil Corp	40,005	427,253
Marathon Petroleum Corp	32,879	1,758,698
Murphy Oil Corp	7,381	121,122
NOV Inc	19,699	270,270
Occidental Petroleum Corp	42,637	1,134,997
ONEOK Inc	22,506	1,140,154
Pioneer Natural Resources Co	10,252	1,628,223
Shoals Technologies Group Inc ‘A’ *	4,512	156,927
SolarEdge Technologies Inc *	2,481	713,139
Targa Resources Corp	11,489	364,776
The Williams Cos Inc	61,771	1,463,355

		17,540,424

Financial - 17.9%

Affiliated Managers Group Inc	2,286	340,683
AGNC Investment Corp REIT	27,399	459,207
Air Lease Corp	5,406	264,894
Alexandria Real Estate Equities Inc REIT	6,889	1,131,863
Alleghany Corp *	697	436,524
Alliance Data Systems Corp	2,375	266,214
Ally Financial Inc	18,971	857,679

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
American Campus Communities Inc REIT	6,949	$299,988
American Financial Group Inc	3,618	412,814
American Homes 4 Rent ‘A’ REIT	13,851	461,792
American National Group Inc	407	43,903
Americold Realty Trust REIT	12,058	463,871
Ameriprise Financial Inc	5,993	1,393,073
Annaly Capital Management Inc REIT	71,284	613,042
Apartment Income REIT Corp	7,516	321,384
Apartment Investment and Management Co ‘A’ REIT	8,944	54,916
Apollo Global Management Inc	8,661	407,154
Apple Hospitality REIT Inc	10,641	155,039
Arch Capital Group Ltd *	19,968	766,172
Ares Management Corp ‘A’	4,980	279,029
Arthur J Gallagher & Co	9,697	1,209,895
Associated Banc-Corp	7,694	164,190
Assurant Inc	2,980	422,475
Athene Holding Ltd ‘A’ *	5,781	291,362
AvalonBay Communities Inc REIT	7,148	1,318,877
Axis Capital Holdings Ltd	4,211	208,739
Bank of Hawaii Corp	2,001	179,069
Bank OZK	6,199	253,229
BOK Financial Corp	1,592	142,197
Boston Properties Inc REIT	7,900	799,954
Brandywine Realty Trust REIT	8,554	110,432
Brighthouse Financial Inc *	4,473	197,930
Brixmor Property Group Inc REIT	15,039	304,239
Brookfield Property REIT Inc ‘A’	2,112	37,910
Brown & Brown Inc	11,967	547,012
Camden Property Trust REIT	4,789	526,359
Cboe Global Markets Inc	5,474	540,229
CBRE Group Inc ‘A’ *	16,944	1,340,440
Cincinnati Financial Corp	7,603	783,793
Citizens Financial Group Inc	21,642	955,494
CNA Financial Corp	1,447	64,580
Comerica Inc	7,064	506,771
Commerce Bancshares Inc	5,361	410,706
CoreSite Realty Corp REIT	2,040	244,494
Corporate Office Properties Trust REIT	5,698	150,028
Cousins Properties Inc REIT	7,514	265,620
Credit Acceptance Corp *	475	171,109
CubeSmart REIT	9,808	371,037
Cullen/Frost Bankers Inc	2,842	309,096
CyrusOne Inc REIT	6,102	413,227
Discover Financial Services	15,565	1,478,519
Douglas Emmett Inc REIT	8,446	265,204
Duke Realty Corp REIT	18,708	784,426
East West Bancorp Inc	7,157	528,187
Empire State Realty Trust Inc ‘A’ REIT	7,344	81,739
EPR Properties REIT	3,757	175,039
Equitable Holdings Inc	20,376	664,665
Equity Commonwealth REIT	5,925	164,715
Equity LifeStyle Properties Inc REIT	8,829	561,878
Equity Residential REIT	18,671	1,337,404
Erie Indemnity Co ‘A’	1,276	281,881
Essex Property Trust Inc REIT	3,312	900,334
Evercore Inc ‘A’	2,005	264,139
Everest Re Group Ltd	2,000	495,620
Extra Space Storage Inc REIT	6,516	863,696
Federal Realty Investment Trust REIT	3,877	393,322
Fidelity National Financial Inc	11,198	455,311
Fifth Third Bancorp	36,121	1,352,731
First American Financial Corp	5,507	311,972
First Citizens BancShares Inc ‘A’	320	267,446
First Hawaiian Inc	6,579	180,067
First Horizon Corp	27,703	468,458
First Industrial Realty Trust Inc REIT	6,501	297,681
First Republic Bank	8,772	1,462,731
FNB Corp	16,369	207,886
Franklin Resources Inc	14,035	415,436
Gaming and Leisure Properties Inc REIT	11,032	468,088

	Shares	Value
Globe Life Inc	5,237	$506,051
GoHealth Inc ‘A’ *	3,375	39,454
Healthcare Trust of America Inc ‘A’ REIT	11,035	304,345
Healthpeak Properties Inc REIT	27,388	869,295
Highwoods Properties Inc REIT	5,221	224,190
Host Hotels & Resorts Inc REIT	35,497	598,124
Hudson Pacific Properties Inc REIT	7,625	206,866
Huntington Bancshares Inc	51,290	806,279
Interactive Brokers Group Inc ‘A’	3,723	271,928
Invesco Ltd	19,143	482,786
Invitation Homes Inc REIT	28,494	911,523
Iron Mountain Inc REIT	14,521	537,422
JBG SMITH Properties REIT	6,183	196,558
Jefferies Financial Group Inc	11,255	338,776
Jones Lang LaSalle Inc *	2,614	468,011
Kemper Corp	3,134	249,842
KeyCorp	49,336	985,733
Kilroy Realty Corp REIT	5,898	387,086
Kimco Realty Corp REIT	20,970	393,188
KKR & Co Inc	27,602	1,348,358
Lamar Advertising Co ‘A’ REIT	4,363	409,773
Lazard Ltd ‘A’	5,120	222,771
Lemonade Inc *	1,690	157,390
LendingTree Inc *	551	117,363
Life Storage Inc REIT	3,750	322,313
Lincoln National Corp	9,779	608,938
Loews Corp	11,541	591,822
LPL Financial Holdings Inc	3,986	566,650
M&T Bank Corp	6,503	985,920
Markel Corp *	686	781,779
Medical Properties Trust Inc REIT	29,123	619,737
Mercury General Corp	1,418	86,229
MGIC Investment Corp	17,144	237,444
Mid-America Apartment Communities Inc REIT	5,784	834,978
Nasdaq Inc	5,812	857,038
National Retail Properties Inc REIT	8,783	387,067
New Residential Investment Corp REIT	21,035	236,644
New York Community Bancorp Inc	22,834	288,165
Northern Trust Corp	9,756	1,025,453
Old Republic International Corp	14,369	313,819
Omega Healthcare Investors Inc REIT	11,639	426,337
OneMain Holdings Inc	3,707	199,140
Outfront Media Inc REIT	7,297	159,294
PacWest Bancorp	5,924	226,001
Paramount Group Inc REIT	9,486	96,093
Park Hotels & Resorts Inc REIT	11,932	257,493
People’s United Financial Inc	21,472	384,349
Pinnacle Financial Partners Inc	3,750	332,475
Popular Inc	4,211	296,118
Primerica Inc	1,995	294,901
Principal Financial Group Inc	13,792	826,968
Prosperity Bancshares Inc	4,532	339,401
Prudential Financial Inc	20,105	1,831,565
Raymond James Financial Inc	6,233	763,916
Rayonier Inc REIT	6,695	215,914
Realty Income Corp REIT	18,995	1,206,182
Regency Centers Corp REIT	8,555	485,154
Regions Financial Corp	48,794	1,008,084
Reinsurance Group of America Inc	3,439	433,486
RenaissanceRe Holdings Ltd (Bermuda)	2,569	411,682
Rexford Industrial Realty Inc REIT	6,657	335,513
Santander Consumer USA Holdings Inc	3,653	98,850
SEI Investments Co	5,723	348,702
Signature Bank	2,854	645,289
Simon Property Group Inc REIT	16,613	1,890,061
SL Green Realty Corp REIT	3,567	249,654
SLM Corp	19,000	341,430
Spirit Realty Capital Inc REIT	5,795	246,288
Starwood Property Trust Inc REIT	13,874	343,243
State Street Corp	17,882	1,502,267
Sterling Bancorp	9,813	225,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
STORE Capital Corp REIT	12,255	$410,543
Sun Communities Inc REIT	5,372	806,015
SVB Financial Group *	2,610	1,288,453
Synchrony Financial	29,607	1,203,821
Synovus Financial Corp	7,423	339,602
T Rowe Price Group Inc	11,493	1,972,199
TCF Financial Corp	7,659	355,837
TFS Financial Corp	2,694	54,877
The Carlyle Group Inc	5,995	220,376
The Hanover Insurance Group Inc	1,841	238,336
The Hartford Financial Services Group Inc	18,157	1,212,706
The Howard Hughes Corp *	1,980	188,357
The Western Union Co	20,820	513,421
Tradeweb Markets Inc ‘A’	4,249	314,426
UDR Inc REIT	14,874	652,374
Umpqua Holdings Corp	11,167	195,981
Unum Group	10,322	287,261
Ventas Inc REIT	18,957	1,011,166
VEREIT Inc REIT	11,106	428,914
VICI Properties Inc REIT	27,148	766,660
Virtu Financial Inc ‘A’	3,214	99,795
Vornado Realty Trust REIT	8,908	404,334
Voya Financial Inc	6,272	399,150
Webster Financial Corp	4,544	250,420
Weingarten Realty Investors REIT	6,157	165,685
Welltower Inc REIT	21,241	1,521,493
Western Alliance Bancorp	4,961	468,517
Weyerhaeuser Co REIT	37,944	1,350,806
White Mountains Insurance Group Ltd	153	170,580
Willis Towers Watson PLC	6,536	1,495,960
Wintrust Financial Corp	2,858	216,636
WP Carey Inc REIT	8,839	625,448
WR Berkley Corp	7,070	532,725
Zions Bancorp NA	8,197	450,507

		94,610,543

Industrial - 13.9%

Acuity Brands Inc	1,814	299,310
AECOM *	7,162	459,156
AGCO Corp	3,136	450,486
Agilent Technologies Inc	15,500	1,970,670
Allegion PLC	4,678	587,650
Amcor PLC	80,041	934,879
AMETEK Inc	11,644	1,487,288
Amphenol Corp ‘A’	29,657	1,956,472
AO Smith Corp	6,738	455,556
AptarGroup Inc	3,261	461,986
Ardagh Group SA	1,319	33,516
Armstrong World Industries Inc	2,419	217,928
Arrow Electronics Inc *	3,754	416,018
Avnet Inc	4,976	206,554
Axon Enterprise Inc *	3,176	452,326
Ball Corp	16,207	1,373,381
Berry Global Group Inc *	6,819	418,687
BWX Technologies Inc	4,830	318,490
Carlisle Cos Inc	2,666	438,770
Carrier Global Corp	44,114	1,862,493
CH Robinson Worldwide Inc	6,730	642,244
Clean Harbors Inc *	2,613	219,649
Cognex Corp	8,508	706,079
Coherent Inc *	1,239	313,331
Colfax Corp *	5,029	220,321
Crane Co	2,470	231,958
Crown Holdings Inc	6,583	638,814
Curtiss-Wright Corp	2,107	249,890
Donaldson Co Inc	6,445	374,841
Dover Corp	7,298	1,000,775
Eagle Materials Inc	2,095	281,589
Energizer Holdings Inc	3,442	163,357
Expeditors International of Washington Inc	8,573	923,226

	Shares	Value
FLIR Systems Inc	6,622	$373,944
Flowserve Corp	6,604	256,301
Fortive Corp	15,110	1,067,370
Fortune Brands Home & Security Inc	6,993	670,069
frontdoor Inc *	4,346	233,598
Garmin Ltd	7,595	1,001,401
Gates Industrial Corp PLC *	3,385	54,126
Generac Holdings Inc *	3,103	1,016,077
Graco Inc	8,384	600,462
GrafTech International Ltd	8,618	105,398
Graphic Packaging Holding Co	13,526	245,632
HEICO Corp	2,268	285,314
HEICO Corp ‘A’	3,949	448,606
Hexcel Corp	4,232	236,992
Howmet Aerospace Inc	20,043	643,982
Hubbell Inc	2,743	512,639
Huntington Ingalls Industries Inc	2,009	413,553
IDEX Corp	3,825	800,649
Ingersoll Rand Inc *	17,597	865,948
ITT Inc	4,388	398,913
Jabil Inc	7,463	389,270
Jacobs Engineering Group Inc	6,571	849,433
JB Hunt Transport Services Inc	4,258	715,642
Johnson Controls International PLC	36,941	2,204,270
Kansas City Southern	4,604	1,215,088
Keysight Technologies Inc *	9,501	1,362,443
Kirby Corp *	3,025	182,347
Knight-Swift Transportation Holdings Inc	6,346	305,179
Landstar System Inc	1,936	319,556
Lennox International Inc	1,756	547,152
Lincoln Electric Holdings Inc	2,897	356,157
Littelfuse Inc	1,195	316,006
Martin Marietta Materials Inc	3,156	1,059,848
Masco Corp	13,011	779,359
MDU Resources Group Inc	10,121	319,925
Mercury Systems Inc *	2,772	195,842
Mettler-Toledo International Inc *	1,173	1,355,624
MSA Safety Inc	1,847	277,087
National Instruments Corp	6,542	282,516
Nordson Corp	2,917	579,550
nVent Electric PLC	7,888	220,154
Old Dominion Freight Line Inc	4,954	1,190,991
Oshkosh Corp	3,438	407,953
Otis Worldwide Corp	20,733	1,419,174
Owens Corning	5,428	499,865
Packaging Corp of America	4,756	639,587
Parker-Hannifin Corp	6,504	2,051,557
Pentair PLC	8,380	522,242
Regal Beloit Corp	2,055	293,207
Republic Services Inc	10,662	1,059,270
Rockwell Automation Inc	5,889	1,563,176
Ryder System Inc	2,660	201,229
Schneider National Inc ‘B’	3,067	76,583
Sealed Air Corp	7,891	361,566
Sensata Technologies Holding PLC *	7,834	453,980
Silgan Holdings Inc	3,992	167,784
Snap-on Inc	2,732	630,382
Sonoco Products Co	5,085	321,881
Spirit AeroSystems Holdings Inc ‘A’	5,322	258,915
Stanley Black & Decker Inc	7,833	1,564,015
Stericycle Inc *	4,638	313,111
SYNNEX Corp	2,108	242,083
Teledyne Technologies Inc *	1,841	761,530
Textron Inc	11,562	648,397
The AZEK Co Inc *	4,625	194,481
The Middleby Corp *	2,796	463,437
The Timken Co	3,215	260,962
The Toro Co	5,427	559,741
Trane Technologies PLC	12,135	2,009,071
TransDigm Group Inc *	2,683	1,577,389
Trex Co Inc *	5,872	537,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Trimble Inc *	12,664	$985,133
Trinity Industries Inc	4,464	127,179
Universal Display Corp	2,180	516,159
Valmont Industries Inc	1,064	252,881
Vertiv Holdings Co	12,054	241,080
Vontier Corp *	7,751	234,623
Vulcan Materials Co	6,712	1,132,650
Waters Corp *	3,107	882,916
Westinghouse Air Brake Technologies Corp	9,190	727,480
Westrock Co	13,241	689,194
Woodward Inc	2,862	345,243
XPO Logistics Inc *	4,611	568,536
Xylem Inc	9,084	955,455

		73,740,723

Technology - 13.9%

Akamai Technologies Inc *	8,121	827,530
Allegro MicroSystems Inc * (Japan)	2,357	59,750
Alteryx Inc ‘A’ *	2,728	226,315
Amdocs Ltd	6,561	460,254
ANSYS Inc *	4,352	1,477,765
Aspen Technology Inc *	3,432	495,341
BigCommerce Holdings Inc *	2,207	127,565
Bill.Com Holdings Inc *	3,765	547,808
Black Knight Inc *	7,682	568,391
Broadridge Financial Solutions Inc	5,811	889,664
C3.ai Inc ‘A’ *	790	52,069
CACI International Inc ‘A’ *	1,261	311,038
Cadence Design Systems Inc *	14,006	1,918,682
CDK Global Inc	6,184	334,307
Ceridian HCM Holding Inc *	5,919	498,794
Cerner Corp	15,456	1,110,977
Change Healthcare Inc *	12,305	271,941
Cirrus Logic Inc *	2,932	248,604
Citrix Systems Inc	6,259	878,513
Cloudflare Inc ‘A’ *	5,903	414,745
Concentrix Corp *	2,108	315,610
Coupa Software Inc *	3,536	899,841
Cree Inc *	5,605	606,069
Crowdstrike Holdings Inc ‘A’ *	7,866	1,435,624
Datadog Inc ‘A’ *	7,742	645,218
Datto Holding Corp *	1,599	36,633
DocuSign Inc *	9,208	1,864,160
Dropbox Inc ‘A’ *	12,461	332,210
Duck Creek Technologies Inc *	3,680	166,115
DXC Technology Co	12,874	402,441
Dynatrace Inc *	9,288	448,053
Elastic NV *	3,352	372,742
Entegris Inc	6,802	760,464
EPAM Systems Inc *	2,699	1,070,666
Everbridge Inc *	1,796	217,639
Fair Isaac Corp *	1,421	690,677
Fastly Inc ‘A’ *	4,004	269,389
Five9 Inc *	3,134	489,938
Fortinet Inc *	6,753	1,245,388
Genpact Ltd	9,525	407,861
Globant SA * (Argentina)	1,956	406,085
Guidewire Software Inc *	4,263	433,249
Hewlett Packard Enterprise Co	65,518	1,031,253
HP Inc	65,586	2,082,356
HubSpot Inc *	2,101	954,295
Inphi Corp *	2,427	433,001
IPG Photonics Corp *	1,799	379,481
Jack Henry & Associates Inc	3,871	587,308
Jamf Holding Corp *	2,111	74,561
JFrog Ltd * (Israel)	877	38,912
KLA Corp	7,886	2,605,534
Leidos Holdings Inc	6,832	657,785
Lumentum Holdings Inc *	3,839	350,693
Manhattan Associates Inc *	3,211	376,907

	Shares	Value
Marvell Technology Group Ltd	33,843	$1,657,630
Maxim Integrated Products Inc	13,487	1,232,307
McAfee Corp ‘A’	2,221	50,506
Medallia Inc *	4,527	126,258
Microchip Technology Inc	12,691	1,969,897
MKS Instruments Inc	2,772	513,984
MongoDB Inc *	2,648	708,155
Monolithic Power Systems Inc	2,237	790,131
MSCI Inc	4,084	1,712,340
nCino Inc *	2,338	155,991
NCR Corp *	6,519	247,396
NetApp Inc	11,242	816,956
New Relic Inc *	2,721	167,287
Nuance Communications Inc *	14,467	631,340
Nutanix Inc ‘A’ *	9,578	254,392
ON Semiconductor Corp *	20,603	857,291
PagerDuty Inc *	3,634	146,196
Paychex Inc	16,302	1,597,922
Paycom Software Inc *	2,467	912,938
Pegasystems Inc	2,001	228,794
Playtika Holding Corp *	3,869	105,275
Pluralsight Inc ‘A’ *	6,209	138,709
PTC Inc *	5,298	729,270
Pure Storage Inc ‘A’ *	12,528	269,853
Qorvo Inc *	5,794	1,058,564
RealPage Inc *	4,460	388,912
RingCentral Inc ‘A’ *	3,998	1,190,924
Science Applications International Corp	2,945	246,173
Signify Health Inc ‘A’ *	1,137	33,269
Skyworks Solutions Inc	8,373	1,536,278
Slack Technologies Inc ‘A’ *	25,160	1,022,251
Smartsheet Inc ‘A’ *	5,745	367,220
SolarWinds Corp *	2,838	49,495
Splunk Inc *	8,223	1,114,052
SS&C Technologies Holdings Inc	11,410	797,217
Synopsys Inc *	7,682	1,903,446
Take-Two Interactive Software Inc *	5,790	1,023,093
Teradata Corp *	5,500	211,970
Teradyne Inc	8,401	1,022,234
Twilio Inc ‘A’ *	7,303	2,488,570
Tyler Technologies Inc *	2,014	855,003
Unity Software Inc *	1,480	148,459
Upstart Holdings Inc *	704	90,717
Veeva Systems Inc ‘A’ *	6,870	1,794,719
Western Digital Corp	15,467	1,032,422
Xerox Holdings Corp	8,555	207,630
Xilinx Inc	12,409	1,537,475
Zebra Technologies Corp ‘A’ *	2,665	1,293,005
Zscaler Inc *	3,669	629,857
Zynga Inc ‘A’ *	45,044	459,899

		73,331,883

Utilities - 4.7%

Alliant Energy Corp	12,685	687,020
Ameren Corp	12,507	1,017,570
American Water Works Co Inc	9,205	1,380,014
Atmos Energy Corp	6,448	637,385
Avangrid Inc	2,877	143,303
CenterPoint Energy Inc	25,579	579,364
CMS Energy Corp	14,509	888,241
Consolidated Edison Inc	17,428	1,303,614
DTE Energy Co	9,758	1,299,180
Edison International	18,169	1,064,703
Entergy Corp	10,204	1,014,992
Essential Utilities Inc	11,357	508,226
Evergy Inc	11,495	684,297
Eversource Energy	17,443	1,510,389
FirstEnergy Corp	27,531	955,050
Hawaiian Electric Industries Inc	5,431	241,299
IDACORP Inc	2,557	255,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
National Fuel Gas Co	4,411	$220,506
NiSource Inc	19,437	468,626
NRG Energy Inc	12,349	465,928
OGE Energy Corp	10,146	328,325
PG&E Corp *	67,244	787,427
Pinnacle West Capital Corp	5,714	464,834
PPL Corp	39,144	1,128,913
Public Service Enterprise Group Inc	25,668	1,545,470
The AES Corp	33,573	900,092
UGI Corp	10,559	433,025
Vistra Corp	24,773	437,987
WEC Energy Group Inc	16,047	1,501,839
Xcel Energy Inc	26,703	1,776,017

		24,629,259

Total Common Stocks (Cost $444,735,356)		515,643,340

EXCHANGE-TRADED FUND - 0.7%

iShares Russell Mid-Cap ETF	53,289	3,939,656

Total Exchange-Traded Fund (Cost $3,895,008)		3,939,656

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $8,018,296; collateralized by U.S. Treasury Notes: 0.500% due 04/15/2024 and value $8,178,715)	$8,018,296	8,018,296

Total Short-Term Investment (Cost $8,018,296)		8,018,296

TOTAL INVESTMENTS - 99.8% (Cost $456,648,660)		527,601,292

DERIVATIVES - 0.0%		20,126

OTHER ASSETS & LIABILITIES, NET - 0.2%		862,977

NET ASSETS - 100.0%		$528,484,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/21	15	$2,952,914	$2,975,550	$22,636
S&P Mid 400 E-Mini Index	06/21	22	5,734,170	5,731,660	(2,510)

Total Futures Contracts					$20,126

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$515,643,340	$515,643,340	$-	$-
	Exchange-Traded Fund	3,939,656	3,939,656	-	-
	Short-Term Investment	8,018,296	-	8,018,296	-
	Derivatives:
	Equity Contracts
	Futures	22,636	22,636	-	-

	Total Assets	527,623,928	519,605,632	8,018,296	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(2,510)	(2,510)	-	-

	Total Liabilities	(2,510)	(2,510)	-	-

	Total	$527,621,418	$519,603,122	$8,018,296	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc – Contingent Value Rights * Ω ±	758	$2,274
Oncternal Therapeutics Inc – Contingent Value Rights *	33	68

Total Rights (Cost $68)		2,342

COMMON STOCKS - 96.3%

Basic Materials - 1.9%

American Vanguard Corp	478	9,756
Amyris Inc *	874	16,693
Balchem Corp	2,682	336,350
Caledonia Mining Corp PLC (South Africa)	413	5,902
Codexis Inc *	5,273	120,699
Compass Minerals International Inc	3,111	195,122
Ferro Corp *	5,507	92,848
Gatos Silver Inc *	562	5,603
GCP Applied Technologies Inc *	3,494	85,743
Hawkins Inc	958	32,112
HB Fuller Co	3,072	193,260
Ingevity Corp *	3,775	285,126
Innospec Inc	1,805	185,355
Koppers Holdings Inc *	1,146	39,835
Marrone Bio Innovations Inc *	5,623	11,752
Novagold Resources Inc * (Canada)	20,143	176,453
Orion Engineered Carbons SA * (Germany)	3,051	60,166
PQ Group Holdings Inc	572	9,552
Quaker Chemical Corp	1,208	294,474
Rogers Corp *	297	55,898
Sensient Technologies Corp	1,586	123,708
Stepan Co	157	19,956
Tronox Holdings PLC ‘A’	3,475	63,592
United States Lime & Minerals Inc	8	1,070
Uranium Energy Corp *	6,188	17,698

		2,438,723

Communications - 4.8%

1-800-Flowers.com Inc ‘A’ *	2,328	64,276
A10 Networks Inc *	5,467	52,538
AMC Networks Inc ‘A’ *	1,048	55,712
Anterix Inc *	1,018	48,009
ATN International Inc	98	4,814
Boingo Wireless Inc *	3,994	56,196
CalAmp Corp *	2,019	21,906
Calix Inc *	4,791	166,056
Cambium Networks Corp *	748	34,947
Cargurus Inc *	7,988	190,354
CarParts.com Inc *	2,892	41,298
Casa Systems Inc *	2,957	28,180
ChannelAdvisor Corp *	2,538	59,770
Cincinnati Bell Inc *	654	10,039
Clearfield Inc *	1,038	31,275
Cogent Communications Holdings Inc	3,877	266,582
Consolidated Communications Holdings Inc *	849	6,113
ePlus Inc *	1,011	100,736
Eventbrite Inc ‘A’ *	5,849	129,614
EverQuote Inc ‘A’ *	1,280	46,451
Extreme Networks Inc *	11,004	96,285
Gogo Inc *	4,763	46,011
Gray Television Inc	2,441	44,914
GTT Communications Inc *	2,898	5,303
HC2 Holdings Inc *	4,398	17,328

	Shares	Value
IDT Corp ‘B’ *	1,139	$25,810
Infinera Corp *	7,484	72,071
Inseego Corp *	6,390	63,900
InterDigital Inc	904	57,359
Iridium Communications Inc *	7,005	288,956
Limelight Networks Inc *	11,047	39,438
LiveXLive Media Inc *	505	2,192
Loral Space & Communications Inc	250	9,417
Magnite Inc *	5,600	233,016
MediaAlpha Inc ‘A’ *	1,152	40,815
Meredith Corp	1,843	54,884
Mimecast Ltd *	5,290	212,711
NeoPhotonics Corp *	3,175	37,941
NIC Inc	5,991	203,275
Ooma Inc *	1,976	31,320
ORBCOMM Inc *	905	6,905
Overstock.com Inc *	3,182	210,839
Perficient Inc *	2,966	174,163
Plantronics Inc	1,043	40,583
Q2 Holdings Inc *	4,565	457,413
QuinStreet Inc *	1,458	29,597
Quotient Technology Inc *	4,434	72,452
Resonant Inc *	4,510	19,122
Shenandoah Telecommunications Co	4,393	214,422
Shutterstock Inc	1,992	177,368
Stamps.com Inc *	1,547	308,642
Stitch Fix Inc ‘A’ *	4,544	225,110
TechTarget Inc *	2,167	150,498
The RealReal Inc *	5,791	131,050
Tucows Inc ‘A’ *	850	65,875
Upwork Inc *	8,439	377,814
Value Line Inc	93	2,622
Viavi Solutions Inc *	20,837	327,141
VirnetX Holding Corp	2,920	16,264
Vonage Holdings Corp *	12,049	142,419
WideOpenWest Inc *	2,435	33,092
Yelp Inc *	1,230	47,970
Zix Corp *	5,025	37,939

		6,267,112

Consumer, Cyclical - 14.0%

Academy Sports & Outdoors Inc *	534	14,413
Accel Entertainment Inc *	4,567	49,917
Acushnet Holdings Corp	721	29,799
Albany International Corp ‘A’	2,314	193,150
Allegiant Travel Co *	150	36,609
America’s Car-Mart Inc *	425	64,757
Asbury Automotive Group Inc *	687	134,995
Aspen Aerogels Inc *	165	3,356
Bally’s Corp	1,630	105,917
Big Lots Inc	265	18,100
BJ’s Wholesale Club Holdings Inc *	12,467	559,270
Bloomin’ Brands Inc	7,971	215,616
Blue Bird Corp *	539	13,491
Boot Barn Holdings Inc *	2,379	148,235
Brinker International Inc	2,735	194,349
Caesars Entertainment Inc *	9,616	840,919
Camping World Holdings Inc ‘A’	2,988	108,703
Casper Sleep Inc *	685	4,959
Cavco Industries Inc *	833	187,933
Churchill Downs Inc	3,457	786,191
Clarus Corp	45	767
Core-Mark Holding Co Inc	3,789	146,596
Cracker Barrel Old Country Store Inc	919	158,877
Crocs Inc *	6,072	488,492
Dave & Buster’s Entertainment Inc *	1,460	69,934
Deckers Outdoor Corp *	2,545	840,919
Denny’s Corp *	3,687	66,772
Dine Brands Global Inc	90	8,103
Dorman Products Inc *	2,421	248,491

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Douglas Dynamics Inc	1,916	$88,423
El Pollo Loco Holdings Inc *	119	1,918
Envela Corp *	570	2,861
Everi Holdings Inc *	2,671	37,688
EVI Industries Inc *	437	12,572
FirstCash Inc	3,725	244,621
Fox Factory Holding Corp *	3,760	477,746
Freshpet Inc *	3,701	587,756
GAN Ltd * (United Kingdom)	2,338	42,552
Gentherm Inc *	2,979	220,774
Golden Entertainment Inc *	560	14,146
GrowGeneration Corp *	3,699	183,803
Hamilton Beach Brands Holding Co ‘A’	316	5,729
Healthcare Services Group Inc	6,816	191,052
Hilton Grand Vacations Inc *	7,815	292,984
Hooker Furniture Corp	112	4,084
Installed Building Products Inc	2,083	230,963
Interface Inc	923	11,519
iRobot Corp *	2,509	306,550
Jack in the Box Inc	231	25,359
Johnson Outdoors Inc ‘A’	237	33,832
KB Home	1,141	53,091
LCI Industries	2,243	296,704
LGI Homes Inc *	2,020	301,606
Liberty Media Corp-Liberty Braves ‘A’ *	545	15,538
Liberty Media Corp-Liberty Braves ‘C’ *	2,021	56,224
Lindblad Expeditions Holdings Inc *	2,372	44,831
Lithia Motors Inc ‘A’	1,157	451,334
Lumber Liquidators Holdings Inc *	355	8,918
Malibu Boats Inc ‘A’ *	1,884	150,117
Marine Products Corp	632	10,283
Marriott Vacations Worldwide Corp	484	84,303
MasterCraft Boat Holdings Inc *	1,689	44,911
Meritage Homes Corp *	168	15,443
Meritor Inc *	4,839	142,363
Methode Electronics Inc	569	23,887
Monarch Casino & Resort Inc *	822	49,830
Motorcar Parts of America Inc *	261	5,873
Murphy USA Inc	2,343	338,704
National Vision Holdings Inc *	6,059	265,566
Noodles & Co *	1,335	13,817
OneWater Marine Inc ‘A’ *	932	37,243
OptimizeRx Corp *	1,481	72,199
Papa John’s International Inc	2,536	224,791
PC Connection Inc	116	5,381
Penn National Gaming Inc *	7,117	746,146
PetMed Express Inc	1,794	63,104
PriceSmart Inc	132	12,771
Purple Innovation Inc *	2,949	93,336
Red Rock Resorts Inc ‘A’	4,494	146,459
REV Group Inc	325	6,227
RH *	1,435	856,121
Ruth’s Hospitality Group Inc *	2,948	73,199
Scientific Games Corp ‘A’ *	3,732	143,757
SeaWorld Entertainment Inc *	2,032	100,929
Shake Shack Inc ‘A’ *	3,189	359,624
SiteOne Landscape Supply Inc *	3,994	681,936
Skyline Champion Corp *	4,771	215,935
Sleep Number Corp *	945	135,598
Sonos Inc *	10,938	409,847
Sportsman’s Warehouse Holdings Inc *	3,895	67,150
Standard Motor Products Inc	287	11,933
Steven Madden Ltd	3,295	122,772
Superior Group of Cos Inc	234	5,948
Systemax Inc	775	31,868
Taylor Morrison Home Corp *	1,080	33,275
Texas Roadhouse Inc *	5,971	572,858
The Children’s Place Inc *	907	63,218
The Lovesac Co *	904	51,166
The Shyft Group Inc	3,133	116,548
UniFirst Corp	80	17,897

	Shares	Value
Universal Electronics Inc *	1,053	$57,883
Visteon Corp *	2,521	307,436
Waitr Holdings Inc *	7,456	21,846
Wingstop Inc	2,693	342,469
Winmark Corp	77	14,355
Winnebago Industries Inc	2,833	217,319
XPEL Inc *	1,515	78,674
YETI Holdings Inc *	7,272	525,111

		18,174,234

Consumer, Non-Cyclical - 36.1%

4D Molecular Therapeutics Inc *	545	23,642
89bio Inc *	739	17,500
Abeona Therapeutics Inc *	2,079	3,909
Accelerate Diagnostics Inc *	2,919	24,286
Accolade Inc *	2,388	108,344
Accuray Inc *	8,454	41,847
AcelRx Pharmaceuticals Inc *	2,819	4,792
Acutus Medical Inc *	1,019	13,624
AdaptHealth Corp *	6,828	250,997
Addus HomeCare Corp *	1,358	142,033
ADMA Biologics Inc *	5,112	8,997
Adverum Biotechnologies Inc *	7,002	69,040
Aeglea BioTherapeutics Inc *	3,398	26,912
Aerie Pharmaceuticals Inc *	3,341	59,704
Affimed NV * (Germany)	10,267	81,212
Agenus Inc *	14,448	39,299
Agile Therapeutics Inc *	5,655	11,762
Agrify Corp *	311	3,881
Akebia Therapeutics Inc *	13,173	44,591
Akero Therapeutics Inc *	1,247	36,175
Akouos Inc *	1,785	24,758
Alarm.com Holdings Inc *	4,320	373,162
Albireo Pharma Inc *	1,083	38,176
Alector Inc *	4,221	85,011
Aligos Therapeutics Inc *	727	16,532
Allakos Inc *	2,386	273,865
Allogene Therapeutics Inc *	4,906	173,182
Allovir Inc *	2,137	50,006
Alpha Pro Tech Ltd *	1,098	10,716
Alphatec Holdings Inc *	4,349	68,671
ALX Oncology Holdings Inc *	1,254	92,470
Amicus Therapeutics Inc *	23,421	231,399
AMN Healthcare Services Inc *	4,255	313,593
Amneal Pharmaceuticals Inc *	9,049	60,900
Amphastar Pharmaceuticals Inc *	3,359	61,537
Anavex Life Sciences Corp *	5,319	79,519
Angion Biomedica Corp *	405	7,318
ANI Pharmaceuticals Inc *	442	15,974
Annexon Inc *	1,921	53,481
Antares Pharma Inc *	15,039	61,810
Apellis Pharmaceuticals Inc *	5,465	234,503
Applied Molecular Transport Inc *	1,595	70,196
Applied Therapeutics Inc *	1,373	25,751
Aprea Therapeutics Inc * (Sweden)	654	3,335
Apria Inc *	565	15,780
Apyx Medical Corp *	423	4,086
Aquestive Therapeutics Inc *	1,800	9,360
Aravive Inc *	1,080	7,117
Arcturus Therapeutics Holdings Inc *	1,832	75,662
Arcus Biosciences Inc *	3,837	107,743
Arcutis Biotherapeutics Inc *	2,108	60,984
Ardelyx Inc *	6,578	43,546
Arena Pharmaceuticals Inc *	426	29,560
Arrowhead Pharmaceuticals Inc *	9,315	617,678
Arvinas Inc *	3,293	217,667
ASGN Inc *	3,828	365,344
Aspen Group Inc *	1,980	11,880
Aspira Women’s Health Inc *	7,368	49,734
Assembly Biosciences Inc *	1,478	6,799

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Atara Biotherapeutics Inc *	5,420	$77,831
Atea Pharmaceuticals Inc *	1,046	64,590
Athenex Inc *	6,324	27,193
Athersys Inc *	15,411	27,740
Athira Pharma Inc *	979	18,014
Atreca Inc ‘A’ *	2,459	37,696
AtriCure Inc *	3,983	260,966
Atrion Corp	129	82,729
Avalon GloboCare Corp *	1,054	1,128
Avenue Therapeutics Inc *	730	4,431
AVEO Pharmaceuticals Inc *	1,157	8,469
Avid Bioservices Inc *	4,964	90,494
Avidity Biosciences Inc *	2,200	47,982
Avis Budget Group Inc *	4,789	347,394
Avrobio Inc *	3,270	41,496
Axcella Health Inc *	1,270	6,045
Axogen Inc *	3,387	68,621
Axonics Modulation Technologies Inc *	2,753	164,877
Axsome Therapeutics Inc *	2,524	142,909
Aziyo Biologics Inc ‘A’ *	281	3,883
B&G Foods Inc	5,103	158,499
Barrett Business Services Inc	77	5,302
Beam Therapeutics Inc *	3,630	290,545
Bellerophon Therapeutics Inc *	435	2,258
Beyond Air Inc *	1,461	8,036
Beyondspring Inc *	1,577	17,457
BioAtla Inc *	835	42,451
BioCryst Pharmaceuticals Inc *	12,679	128,945
BioDelivery Sciences International Inc *	8,020	31,358
Biodesix Inc *	295	5,991
Biohaven Pharmaceutical Holding Co Ltd *	4,377	299,168
BioLife Solutions Inc *	1,284	46,224
BioSig Technologies Inc *	2,193	9,452
Bioventus Inc ‘A’ *	535	8,175
Bioxcel Therapeutics Inc *	1,136	49,030
Black Diamond Therapeutics Inc *	1,607	38,986
Blueprint Medicines Corp *	5,035	489,553
Bolt Biotherapeutics Inc *	886	29,158
BrainStorm Cell Therapeutics Inc *	2,710	10,379
Bridgebio Pharma Inc *	8,558	527,173
Bridgford Foods Corp *	23	357
C4 Therapeutics Inc *	750	27,742
Cadiz Inc *	1,022	9,801
CAI International Inc	273	12,427
Cal-Maine Foods Inc *	1,155	44,375
Calavo Growers Inc	1,501	116,538
Calithera Biosciences Inc *	5,902	14,283
Calyxt Inc *	948	5,707
Cantel Medical Corp *	3,453	275,688
Cara Therapeutics Inc *	3,766	81,760
Cardiovascular Systems Inc *	3,578	137,181
Cardtronics PLC ‘A’ *	2,387	92,616
CareDx Inc *	4,574	311,444
CASI Pharmaceuticals Inc *	5,071	12,170
Cass Information Systems Inc	1,301	60,197
Cassava Sciences Inc *	1,034	46,478
Castle Biosciences Inc *	1,325	90,709
Catabasis Pharmaceuticals Inc *	1,709	4,939
Catalyst Pharmaceuticals Inc *	8,962	41,315
CBIZ Inc *	795	25,965
CEL-SCI Corp *	2,686	40,854
Celsius Holdings Inc *	3,276	157,412
Centogene NV * (Germany)	749	9,085
Central Garden & Pet Co *	241	13,980
Central Garden & Pet Co ‘A’ *	1,124	58,324
Cerecor Inc *	3,845	11,612
Cerus Corp *	14,990	90,090
Champions Oncology Inc *	583	6,588
Checkmate Pharmaceuticals Inc *	614	7,454
Checkpoint Therapeutics Inc *	4,629	14,535
Chembio Diagnostics Inc *	1,664	5,841

	Shares	Value
ChemoCentryx Inc *	4,516	$231,400
Chiasma Inc *	4,492	14,060
Chinook Therapeutics Inc *	1,019	15,835
ChromaDex Corp *	3,806	35,548
Cidara Therapeutics Inc *	2,586	6,879
Cimpress PLC * (Ireland)	529	52,969
Clovis Oncology Inc *	7,597	53,331
Co-Diagnostics Inc *	2,368	22,591
Coca-Cola Consolidated Inc	430	124,175
Codiak Biosciences Inc *	449	6,771
Cohbar Inc *	3,722	5,062
Coherus Biosciences Inc *	5,389	78,733
Collegium Pharmaceutical Inc *	3,131	74,205
CONMED Corp	2,476	323,341
Constellation Pharmaceuticals Inc *	2,792	65,305
ContraFect Corp *	2,176	10,445
Corbus Pharmaceuticals Holdings Inc *	6,879	13,552
Corcept Therapeutics Inc *	8,860	210,779
CorMedix Inc *	2,713	27,103
Cortexyme Inc *	1,342	48,352
CorVel Corp *	810	83,098
CRA International Inc	524	39,111
Crinetics Pharmaceuticals Inc *	2,469	37,726
Cross Country Healthcare Inc *	425	5,308
CryoLife Inc *	2,819	63,653
Cue Biopharma Inc *	2,621	31,976
Cullinan Oncology Inc *	950	39,586
Cutera Inc *	1,580	47,479
Cytokinetics Inc *	5,306	123,418
CytomX Therapeutics Inc *	5,644	43,628
CytoSorbents Corp *	3,789	32,889
Decibel Therapeutics Inc *	501	5,691
Deciphera Pharmaceuticals Inc *	3,516	157,657
Denali Therapeutics Inc *	5,723	326,783
DermTech Inc *	936	47,539
Dicerna Pharmaceuticals Inc *	6,011	153,701
Durect Corp *	19,816	39,236
Dyadic International Inc *	1,518	8,334
Dynavax Technologies Corp *	8,189	80,498
Dyne Therapeutics Inc *	1,134	17,611
Eagle Pharmaceuticals Inc *	968	40,404
Eargo Inc *	576	28,771
Editas Medicine Inc *	6,079	255,318
Eiger BioPharmaceuticals Inc *	2,712	24,001
Electromed Inc *	642	6,767
elf Beauty Inc *	4,158	111,559
Eloxx Pharmaceuticals Inc *	2,344	7,782
Emergent BioSolutions Inc *	4,106	381,488
Enanta Pharmaceuticals Inc *	159	7,842
Endo International PLC *	8,920	66,097
Epizyme Inc *	5,174	45,066
Esperion Therapeutics Inc *	2,360	66,198
Eton Pharmaceuticals Inc *	1,521	11,134
Evelo Biosciences Inc *	2,045	21,881
EVERTEC Inc	5,503	204,822
Evo Payments Inc ‘A’ *	4,165	114,621
Evofem Biosciences Inc *	6,375	11,156
Evolus Inc *	818	10,626
Exagen Inc *	420	7,350
Exicure Inc *	4,520	9,854
Fate Therapeutics Inc *	6,928	571,214
Fennec Pharmaceuticals Inc * (Canada)	1,896	11,774
FibroGen Inc *	6,588	228,669
Flexion Therapeutics Inc *	4,038	36,140
Foghorn Therapeutics Inc *	546	7,196
Forma Therapeutics Holdings Inc *	2,183	61,168
Forrester Research Inc *	1,018	43,245
Fortress Biotech Inc *	5,954	21,018
Franchise Group Inc	225	8,125
Franklin Covey Co *	1,141	32,279
Frequency Therapeutics Inc *	2,233	21,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Fulcrum Therapeutics Inc *	1,497	$17,635
Fulgent Genetics Inc *	1,233	119,132
G1 Therapeutics Inc *	1,426	34,310
Galectin Therapeutics Inc *	3,246	7,044
Galera Therapeutics Inc *	762	6,721
Genasys Inc *	2,948	19,722
Generation Bio Co *	2,901	82,562
GenMark Diagnostics Inc *	6,334	151,383
Genprex Inc *	2,584	11,137
Glaukos Corp *	3,886	326,152
Gossamer Bio Inc *	2,119	19,601
Graybug Vision Inc *	697	3,868
Green Dot Corp ‘A’ *	175	8,013
Greenlane Holdings Inc ‘A’ *	1,090	5,782
GreenSky Inc ‘A’ *	5,798	35,890
Gritstone Oncology Inc *	487	4,592
Halozyme Therapeutics Inc *	12,111	504,908
Hanger Inc *	433	9,881
Harmony Biosciences Holdings Inc *	429	14,174
Harpoon Therapeutics Inc *	1,200	25,104
Harrow Health Inc *	1,997	13,480
HealthEquity Inc *	7,297	496,196
Helen of Troy Ltd *	2,222	468,087
Herc Holdings Inc *	125	12,666
Heron Therapeutics Inc *	8,003	129,729
Heska Corp *	230	38,746
HMS Holdings Corp *	8,039	297,242
Homology Medicines Inc *	3,027	28,484
Hookipa Pharma Inc *	1,197	16,100
Hostess Brands Inc *	5,154	73,908
Huron Consulting Group Inc *	192	9,673
iBio Inc *	16,601	25,566
ICF International Inc	833	72,804
Ideaya Biosciences Inc *	309	7,262
IGM Biosciences Inc *	681	52,226
IMARA Inc *	696	5,874
Immunic Inc *	403	6,424
ImmunityBio Inc *	2,456	58,305
ImmunoGen Inc *	7,535	61,033
Immunome Inc *	146	4,946
Immunovant Inc *	3,332	53,445
Inari Medical Inc *	1,199	128,293
InfuSystem Holdings Inc *	1,366	27,812
Inhibrx Inc *	568	11,400
Innoviva Inc *	5,822	69,573
Inogen Inc *	1,127	59,190
Inovio Pharmaceuticals Inc *	16,847	156,340
Inozyme Pharma Inc *	837	16,573
Insmed Inc *	9,215	313,863
Insperity Inc	1,632	136,664
Inspire Medical Systems Inc *	2,381	492,843
Integer Holdings Corp *	1,885	173,608
Intellia Therapeutics Inc *	4,991	400,553
Inter Parfums Inc	1,619	114,836
Intercept Pharmaceuticals Inc *	2,372	54,746
Intersect ENT Inc *	2,967	61,951
Intra-Cellular Therapies Inc *	2,301	78,073
Invitae Corp *	11,034	421,609
iRadimed Corp *	508	13,091
iRhythm Technologies Inc *	2,628	364,924
Ironwood Pharmaceuticals Inc *	14,568	162,870
iTeos Therapeutics Inc *	1,425	48,706
J&J Snack Foods Corp	366	57,473
John B Sanfilippo & Son Inc	806	72,838
Kadmon Holdings Inc *	15,692	61,042
Kala Pharmaceuticals Inc *	3,517	23,705
Kaleido Biosciences Inc *	1,215	9,841
KalVista Pharmaceuticals Inc *	326	8,375
Karuna Therapeutics Inc *	1,437	172,771
Karyopharm Therapeutics Inc *	6,469	68,054
Keros Therapeutics Inc *	1,128	69,428

	Shares	Value
Kforce Inc	1,812	$97,123
Kindred Biosciences Inc *	2,748	13,658
Kiniksa Pharmaceuticals Ltd ‘A’ *	2,262	41,870
Kinnate Biopharma Inc *	989	30,817
Kodiak Sciences Inc *	2,996	339,716
Kronos Bio Inc *	1,086	31,787
Krystal Biotech Inc *	1,373	105,776
Kura Oncology Inc *	5,703	161,224
Kymera Therapeutics Inc *	708	27,513
La Jolla Pharmaceutical Co *	1,615	6,848
Laird Superfood Inc *	178	6,670
Lancaster Colony Corp	1,722	301,970
Landos Biopharma Inc *	439	4,228
Lantheus Holdings Inc *	6,047	129,224
LeMaitre Vascular Inc	1,213	59,170
Lexicon Pharmaceuticals Inc *	4,449	26,116
LHC Group Inc *	2,766	528,887
Lifevantage Corp *	1,238	11,575
Ligand Pharmaceuticals Inc *	1,314	200,319
Limoneira Co	382	6,685
Liquidia Corp *	2,536	6,822
LivaNova PLC *	3,141	231,586
LiveRamp Holdings Inc *	4,787	248,350
LogicBio Therapeutics Inc *	1,443	10,505
Lucira Health Inc *	735	8,893
Luminex Corp	3,915	124,888
Lyra Therapeutics Inc *	560	6,490
MacroGenics Inc *	1,780	56,693
Madrigal Pharmaceuticals Inc *	800	93,576
Magellan Health Inc *	402	37,482
Magenta Therapeutics Inc *	1,521	18,009
MannKind Corp *	20,707	81,171
Marinus Pharmaceuticals Inc *	2,672	41,363
Marker Therapeutics Inc *	2,842	6,366
MediciNova Inc *	3,825	19,316
Medifast Inc	1,029	217,963
Medpace Holdings Inc *	2,514	412,422
MEI Pharma Inc *	8,635	29,618
MeiraGTx Holdings PLC *	1,995	28,788
Meridian Bioscience Inc *	3,357	88,121
Merit Medical Systems Inc *	4,941	295,867
Mersana Therapeutics Inc *	4,842	78,344
Metacrine Inc *	678	4,204
MGP Ingredients Inc	886	52,407
Milestone Scientific Inc *	3,633	12,970
Minerva Neurosciences Inc *	3,200	9,344
Mirati Therapeutics Inc *	3,892	666,700
Mirum Pharmaceuticals Inc *	285	5,649
Misonix Inc *	450	8,815
Mission Produce Inc *	378	7,186
ModivCare Inc *	1,104	163,524
Molecular Templates Inc *	2,353	29,695
Monro Inc	1,480	97,384
Morphic Holding Inc *	1,266	80,112
Mustang Bio Inc *	4,509	14,970
NanoString Technologies Inc *	3,484	228,934
Natera Inc *	6,462	656,151
National Beverage Corp	2,153	105,303
National Research Corp	1,251	58,584
Natural Grocers by Vitamin Cottage Inc	510	8,950
Natus Medical Inc *	957	24,509
Nemaura Medical Inc *	834	6,372
Neogen Corp *	4,802	426,850
NeoGenomics Inc *	9,884	476,705
Neoleukin Therapeutics Inc *	2,855	35,145
Neubase Therapeutics Inc *	1,490	11,011
NeuroBo Pharmaceuticals Inc *	962	4,233
Nevro Corp *	3,095	431,752
NewAge Inc *	3,830	10,954
NexImmune Inc *	445	8,491
NextCure Inc *	1,370	13,714

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
NGM Biopharmaceuticals Inc *	2,195	$63,809
Nkarta Inc *	1,469	48,330
Novavax Inc *	1,514	274,503
Nurix Therapeutics Inc *	1,727	53,692
NuVasive Inc *	4,678	306,690
Nymox Pharmaceutical Corp *	3,251	7,217
Ocular Therapeutix Inc *	6,630	108,798
Odonate Therapeutics Inc *	1,398	4,781
Olema Pharmaceuticals Inc *	890	29,530
Omeros Corp *	5,386	95,871
Omnicell Inc *	3,863	501,688
Oncocyte Corp *	6,591	34,207
Oncorus Inc *	528	7,350
Ontrak Inc *	715	23,280
Optinose Inc *	3,133	11,561
Option Care Health Inc *	7,322	129,892
OraSure Technologies Inc *	3,965	46,272
Organogenesis Holdings Inc *	2,244	40,886
Orgenesis Inc *	400	2,292
ORIC Pharmaceuticals Inc *	1,879	46,035
Ortho Clinical Diagnostics Holdings PLC *	6,398	123,449
OrthoPediatrics Corp *	1,194	58,207
Osmotica Pharmaceuticals PLC *	915	2,983
Ovid therapeutics Inc *	4,228	16,997
Oyster Point Pharma Inc *	535	9,780
Pacific Biosciences of California Inc *	14,535	484,161
Pacira BioSciences Inc *	3,887	272,440
Pandion Therapeutics Inc *	902	54,165
Paratek Pharmaceuticals Inc *	3,626	25,600
Passage Bio Inc *	1,574	27,514
PAVmed Inc *	5,532	24,562
Perdoceo Education Corp *	6,379	76,293
Personalis Inc *	2,408	59,261
PetIQ Inc *	1,952	68,828
PFSweb Inc *	1,072	7,236
PhaseBio Pharmaceuticals Inc *	1,525	5,277
Phathom Pharmaceuticals Inc *	1,058	39,738
Phibro Animal Health Corp ‘A’	1,756	42,846
Pieris Pharmaceuticals Inc *	4,690	12,053
Pliant Therapeutics Inc *	1,726	67,884
PMV Pharmaceuticals Inc *	993	32,660
Poseida Therapeutics Inc *	2,316	22,118
Praxis Precision Medicines Inc *	772	25,291
Precigen Inc *	5,150	35,483
Precision BioSciences Inc *	4,028	41,690
Prelude Therapeutics Inc *	725	31,414
Prestige Consumer Healthcare Inc *	1,646	72,556
Priority Technology Holdings Inc *	823	5,712
Progenity Inc *	1,570	7,473
Progyny Inc *	2,558	113,857
Protagonist Therapeutics Inc *	3,204	82,984
Protara Therapeutics Inc *	352	5,540
Provention Bio Inc *	4,715	49,484
PTC Therapeutics Inc *	5,629	266,533
Pulmonx Corp *	847	38,742
Pulse Biosciences Inc *	1,316	31,163
Puma Biotechnology Inc *	2,745	26,681
Quanterix Corp *	2,191	128,108
Quotient Ltd *	6,453	23,747
R1 RCM Inc *	9,904	244,431
Radius Health Inc *	4,142	86,402
RadNet Inc *	3,969	86,326
RAPT Therapeutics Inc *	973	21,601
Recro Pharma Inc *	1,850	5,162
REGENXBIO Inc *	3,534	120,545
Relay Therapeutics Inc *	3,295	113,908
Relmada Therapeutics Inc *	1,298	45,703
Rent-A-Center Inc	3,925	226,315
Repay Holdings Corp *	6,053	142,124
Replimune Group Inc *	2,194	66,939
Repro-Med Systems Inc *	2,401	8,452

	Shares	Value
Retractable Technologies Inc *	1,150	$14,743
Revance Therapeutics Inc *	4,401	123,008
Revlon Inc ‘A’ *	28	345
REVOLUTION Medicines Inc *	3,885	178,244
Rhythm Pharmaceuticals Inc *	3,480	74,020
Rigel Pharmaceuticals Inc *	15,541	53,150
Rocket Pharmaceuticals Inc *	3,406	151,124
Rockwell Medical Inc *	5,568	6,459
Rubius Therapeutics Inc *	568	15,052
Sanderson Farms Inc	1,424	221,831
Sangamo Therapeutics Inc *	10,491	131,452
Satsuma Pharmaceuticals Inc *	973	5,750
Scholar Rock Holding Corp *	2,327	117,886
Scopus Biopharma Inc *	405	3,422
scPharmaceuticals Inc *	637	4,236
Seer Inc *	1,047	52,371
Select Medical Holdings Corp *	9,896	337,454
Selecta Biosciences Inc *	2,844	12,869
Sensei Biotherapeutics Inc *	536	7,788
Seres Therapeutics Inc *	5,024	103,444
Shattuck Labs Inc *	960	28,070
Shockwave Medical Inc *	2,587	336,983
ShotSpotter Inc *	746	26,162
SI-BONE Inc *	2,631	83,692
Sientra Inc *	3,691	26,907
SIGA Technologies Inc *	4,853	31,544
Sigilon Therapeutics Inc *	538	12,024
Silk Road Medical Inc *	2,485	125,865
Silverback Therapeutics Inc *	916	39,965
Soleno Therapeutics Inc *	4,645	5,853
Solid Biosciences Inc *	356	1,969
Soliton Inc *	618	10,858
Sorrento Therapeutics Inc *	22,813	188,664
Spero Therapeutics Inc *	1,624	23,905
SpringWorks Therapeutics Inc *	2,189	161,045
Spruce Biosciences Inc *	481	7,985
SQZ Biotechnologies Co *	395	5,404
STAAR Surgical Co *	4,168	439,349
Stereotaxis Inc *	4,095	27,518
Stoke Therapeutics Inc *	1,242	48,239
Strategic Education Inc	2,204	202,570
Strongbridge Biopharma PLC *	3,643	10,055
Supernus Pharmaceuticals Inc *	981	25,683
Surgery Partners Inc *	2,360	104,454
Surmodics Inc *	1,222	68,518
Sutro Biopharma Inc *	2,543	57,879
Syndax Pharmaceuticals Inc *	2,829	63,256
Syros Pharmaceuticals Inc *	4,351	32,545
Tactile Systems Technology Inc *	1,674	91,216
Talis Biomedical Corp *	940	12,079
Tarsus Pharmaceuticals Inc *	432	13,923
Taysha Gene Therapies Inc *	606	12,302
TCR2 Therapeutics Inc *	219	4,836
Tela Bio Inc *	595	8,865
Tenet Healthcare Corp *	964	50,128
Terns Pharmaceuticals Inc *	608	13,376
TG Therapeutics Inc *	9,451	455,538
The Aaron’s Co Inc	409	10,503
The Brink’s Co	4,479	354,871
The Ensign Group Inc	4,711	442,080
The Hackett Group Inc	2,042	33,468
The Joint Corp *	1,212	58,624
The Pennant Group Inc *	2,327	106,577
TherapeuticsMD Inc *	26,480	35,483
Theravance Biopharma Inc *	3,654	74,578
Tivity Health Inc *	1,876	41,872
Tootsie Roll Industries Inc	1,263	41,855
Transcat Inc *	644	31,608
Translate Bio Inc *	6,212	102,436
TransMedics Group Inc *	2,286	94,846
Travere Therapeutics Inc *	5,062	126,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Tricida Inc *	2,542	$13,447
TriNet Group Inc *	3,752	292,506
Triple-S Management Corp ‘B’ *	395	10,282
Turning Point Brands Inc	1,084	56,552
Turning Point Therapeutics Inc *	3,170	299,850
Twist Bioscience Corp *	4,273	529,254
Tyme Technologies Inc *	6,229	11,088
Ultragenyx Pharmaceutical Inc *	5,783	658,452
UNITY Biotechnology Inc *	3,157	18,942
Universal Technical Institute Inc *	2,712	15,838
UroGen Pharma Ltd *	1,058	20,610
US Physical Therapy Inc	1,162	120,964
USANA Health Sciences Inc *	1,054	102,870
Utah Medical Products Inc	254	21,996
Vapotherm Inc *	1,795	43,116
Vaxart Inc *	3,957	23,940
Vaxcyte Inc *	2,033	40,152
VBI Vaccines Inc *	13,019	40,489
Vector Group Ltd	1,506	21,009
Vectrus Inc *	390	20,842
Venus Concept Inc *	1,826	4,291
Veracyte Inc *	6,033	324,274
Verastem Inc *	6,269	15,484
Vericel Corp *	3,653	202,924
Verrica Pharmaceuticals Inc *	1,098	16,635
Veru Inc *	4,979	53,649
Viemed Healthcare Inc *	3,256	32,951
ViewRay Inc *	4,009	17,439
Viking Therapeutics Inc *	725	4,586
Vir Biotechnology Inc *	4,875	249,941
Vital Farms Inc *	905	19,765
Vivint Smart Home Inc *	1,503	21,523
VolitionRX Ltd *	2,533	9,575
Vor BioPharma Inc *	832	35,859
Voyager Therapeutics Inc *	2,321	10,932
vTv Therapeutics Inc ‘A’ *	1,078	3,040
VYNE Therapeutics Inc *	492	3,368
WaVe Life Sciences Ltd *	2,919	16,376
WD-40 Co	1,162	355,781
Willdan Group Inc *	670	27,503
WW International Inc *	1,020	31,906
Xencor Inc *	4,784	205,999
Xeris Pharmaceuticals Inc *	3,816	17,210
XOMA Corp *	446	18,201
Y-mAbs Therapeutics Inc *	2,787	84,279
Zentalis Pharmaceuticals Inc *	2,445	106,089
ZIOPHARM Oncology Inc *	13,143	47,315
Zogenix Inc *	5,078	99,123
Zynex Inc *	1,665	25,425

		46,994,677

Energy - 2.3%

Contango Oil & Gas Co *	1,761	6,868
DMC Global Inc	626	33,967
FuelCell Energy Inc *	19,026	274,165
Goodrich Petroleum Corp *	579	5,477
Magnolia Oil & Gas Corp ‘A’ *	10,371	119,059
Maxeon Solar Technologies Ltd *	657	20,735
NextDecade Corp *	69	184
Plug Power Inc *	37,489	1,343,606
Sunnova Energy International Inc *	603	24,614
SunPower Corp *	4,834	161,697
Sunrun Inc *	14,444	873,573
TPI Composites Inc *	2,799	157,948

		3,021,893

Financial - 7.1%

Alexander’s Inc REIT	186	51,578
Altabancorp	145	6,096
Altisource Portfolio Solutions SA *	31	285

	Shares	Value
Artisan Partners Asset Management Inc ‘A’	2,179	$113,678
Assetmark Financial Holdings Inc *	693	16,175
Atlanticus Holdings Corp *	455	13,800
Axos Financial Inc *	123	5,782
Bank First Corp	569	42,669
Bank7 Corp	214	3,769
Baycom Corp *	371	6,685
Bluerock Residential Growth REIT Inc	722	7,299
Brightsphere Investment Group Inc	5,627	114,678
Broadstone Net Lease Inc REIT	448	8,198
BRP Group Inc ‘A’ *	3,890	106,002
Cambridge Bancorp	164	13,828
CareTrust REIT Inc	558	12,993
CatchMark Timber Trust Inc ‘A’ REIT	589	5,996
Century Bancorp Inc ‘A’	58	5,412
CIM Commercial Trust Corp REIT	999	12,877
Clipper Realty Inc REIT	1,096	8,680
Coastal Financial Corp *	145	3,802
Cohen & Steers Inc	2,255	147,319
Columbia Financial Inc *	1,468	25,661
Community Healthcare Trust Inc REIT	2,039	94,039
Cowen Inc ‘A’	853	29,983
Crawford & Co ‘A’	284	3,025
Curo Group Holdings Corp	1,654	24,132
Cushman & Wakefield PLC *	3,473	56,679
Customers Bancorp Inc *	52	1,655
Easterly Government Properties Inc REIT	7,460	154,646
Eastern Bankshares Inc	2,724	52,546
EastGroup Properties Inc REIT	3,380	484,286
eHealth Inc *	2,353	171,134
Esquire Financial Holdings Inc *	243	5,543
eXp World Holdings Inc *	4,525	206,114
Fathom Holdings Inc *	173	6,337
Federal Agricultural Mortgage Corp ‘C’	200	20,144
Federated Hermes Inc	2,602	81,443
FedNat Holding Co	347	1,607
First Financial Bankshares Inc	11,844	553,470
First Foundation Inc	1,021	23,953
Focus Financial Partners Inc ‘A’ *	3,524	146,669
Four Corners Property Trust Inc REIT	6,686	183,196
FS Bancorp Inc	62	4,166
GAMCO Investors Inc ‘A’	449	8,329
Glacier Bancorp Inc	973	55,539
Gladstone Commercial Corp REIT	741	14,494
Gladstone Land Corp REIT	921	16,854
Goosehead Insurance Inc ‘A’	156	16,720
Greene County Bancorp Inc	101	2,526
Greenhill & Co Inc	1,292	21,292
Grid Dynamics Holdings Inc *	2,482	39,538
GWG Holdings Inc *	350	2,447
Hamilton Lane Inc ‘A’	2,944	260,721
Hanmi Financial Corp	142	2,802
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	343	19,242
HCI Group Inc	145	11,139
Heritage Insurance Holdings Inc	128	1,418
Hingham Institution for Savings	20	5,675
Home Point Capital Inc *	130	1,209
Houlihan Lokey Inc	4,741	315,324
I3 Verticals Inc ‘A’ *	1,688	52,539
Independent Bank Corp	95	7,998
Indus Realty Trust Inc	191	11,491
Innovative Industrial Properties Inc REIT	883	159,081
International Money Express Inc *	2,615	39,251
Investors Bancorp Inc	2,468	36,255
Investors Title Co	27	4,482
James River Group Holdings Ltd	1,344	61,313
Kearny Financial Corp	2,200	26,576
Kinsale Capital Group Inc	1,932	318,394
Lakeland Financial Corp	207	14,322
Legacy Housing Corp *	148	2,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
LTC Properties Inc REIT	1,407	$58,700
Luther Burbank Corp	374	4,424
Marcus & Millichap Inc *	207	6,976
Maui Land & Pineapple Co Inc *	292	3,373
McGrath RentCorp	1,252	100,974
Meridian Corp	179	4,654
Midwest Holding Inc *	82	4,099
Moelis & Co ‘A’	4,838	265,509
Monmouth Real Estate Investment Corp REIT	7,715	136,478
National Bank Holdings Corp ‘A’	223	8,849
National Health Investors Inc REIT	1,310	94,687
National Storage Affiliates Trust REIT	5,726	228,639
NETSTREIT Corp	234	4,327
NexPoint Residential Trust Inc REIT	315	14,518
NMI Holdings Inc ‘A’ *	458	10,827
Northeast Bank	41	1,082
Palomar Holdings Inc *	1,854	124,292
Paysign Inc *	2,771	12,109
PennyMac Financial Services Inc	479	32,031
PJT Partners Inc ‘A’	2,141	144,839
Plymouth Industrial REIT Inc REIT	2,276	38,351
PROG Holdings Inc	806	34,892
PS Business Parks Inc REIT	1,834	283,500
Pzena Investment Management Inc ‘A’	1,671	17,596
QTS Realty Trust Inc ‘A’ REIT	5,508	341,716
Redfin Corp *	9,072	604,104
Reliant Bancorp Inc	173	4,969
RLI Corp	3,169	353,565
Ryman Hospitality Properties Inc REIT *	3,973	307,947
Safehold Inc REIT	892	62,529
Saul Centers Inc REIT	969	38,867
Selectquote Inc *	3,292	97,147
ServisFirst Bancshares Inc	3,292	201,898
Siebert Financial Corp *	1,179	4,775
Silvercrest Asset Management Group Inc ‘A’	517	7,434
STAG Industrial Inc REIT	1,179	39,626
StepStone Group Inc ‘A’	814	28,710
Stock Yards Bancorp Inc	343	17,514
StoneX Group Inc *	130	8,499
Terreno Realty Corp REIT	2,619	151,300
The RMR Group Inc ‘A’	1,273	51,951
The St Joe Co	1,482	63,578
Trean Insurance Group Inc *	238	3,844
Trupanion Inc *	2,750	209,577
UMH Properties Inc REIT	2,669	51,165
Uniti Group Inc REIT	17,633	194,492
Unity Bancorp Inc	137	3,014
Universal Health Realty Income Trust REIT	1,024	69,407
Universal Insurance Holdings Inc	602	8,633
Virtus Investment Partners Inc	65	15,308
Walker & Dunlop Inc	242	24,863
Waterstone Financial Inc	415	8,474
West Bancorporation Inc	472	11,370
Westamerica Bancorporation	147	9,229

		9,198,855

Industrial - 12.9%

908 Devices Inc *	506	24,541
AAON Inc	3,737	261,627
Advanced Drainage Systems Inc	5,124	529,770
Advanced Energy Industries Inc	3,454	377,073
Aerojet Rocketdyne Holdings Inc	6,572	308,621
AeroVironment Inc *	1,971	228,754
Air Transport Services Group Inc *	5,348	156,482
Akoustis Technologies Inc *	3,297	43,982
Alamo Group Inc	737	115,083
Allied Motion Technologies Inc	593	30,439
Apogee Enterprises Inc	354	14,472
Applied Industrial Technologies Inc	1,399	127,547
Ardmore Shipping Corp (Ireland)	359	1,630

	Shares	Value
Atkore Inc *	4,257	$306,078
Atlas Air Worldwide Holdings Inc *	150	9,066
Badger Meter Inc	2,653	246,915
Bloom Energy Corp ‘A’ *	7,592	205,364
Boise Cascade Co	623	37,274
Brady Corp ‘A’	3,231	172,697
Builders FirstSource Inc *	9,547	442,694
Cactus Inc ‘A’	2,012	61,607
Casella Waste Systems Inc ‘A’ *	3,848	244,617
Chase Corp	671	78,098
Comfort Systems USA Inc	954	71,331
Construction Partners Inc ‘A’ *	1,168	34,900
Cornerstone Building Brands Inc *	1,612	22,616
Covanta Holding Corp	4,302	59,626
CryoPort Inc *	3,628	188,692
CSW Industrials Inc	1,241	167,535
CyberOptics Corp *	627	16,283
Daseke Inc *	4,181	35,497
Dorian LPG Ltd *	475	6,237
Dycom Industries Inc *	2,010	186,628
EMCOR Group Inc	417	46,771
Energy Recovery Inc *	3,649	66,923
Enerpac Tool Group Corp	2,074	54,173
EnerSys	368	33,414
ESCO Technologies Inc	2,139	232,916
Exponent Inc	4,674	455,481
Fabrinet * (Thailand)	3,338	301,722
FARO Technologies Inc *	1,493	129,249
Federal Signal Corp	5,044	193,185
Fluidigm Corp *	602	2,721
Forterra Inc *	2,655	61,729
Forward Air Corp	1,538	136,590
Franklin Electric Co Inc	3,895	307,471
Gencor Industries Inc *	41	550
Gibraltar Industries Inc *	674	61,678
GoPro Inc ‘A’ *	9,899	115,224
Granite Construction Inc	465	18,716
Helios Technologies Inc	1,252	91,233
Hydrofarm Holdings Group Inc *	361	21,776
Ichor Holdings Ltd *	2,463	132,509
IES Holdings Inc *	253	12,754
II-VI Inc *	8,223	562,207
Intevac Inc *	787	5,627
Iteris Inc *	3,688	22,755
Itron Inc *	4,001	354,689
John Bean Technologies Corp	2,850	380,019
Kadant Inc	1,042	192,780
Kaman Corp	276	14,156
KBR Inc	1,637	62,844
Kratos Defense & Security Solutions Inc *	11,060	301,717
Lawson Products Inc *	234	12,135
Lindsay Corp	989	164,787
Louisiana-Pacific Corp	9,997	554,434
Luna Innovations Inc *	2,687	28,294
Luxfer Holdings PLC (United Kingdom)	202	4,299
Marten Transport Ltd	2,663	45,191
Masonite International Corp *	2,219	255,718
MasTec Inc *	346	32,420
Materion Corp	565	37,426
Mesa Laboratories Inc	426	103,731
Montrose Environmental Group Inc *	758	38,044
Mueller Water Products Inc ‘A’	1,042	14,473
Myers Industries Inc	1,216	24,028
MYR Group Inc *	944	67,656
Napco Security Technologies Inc *	1,295	45,105
National Presto Industries Inc	46	4,695
nLight Inc *	3,214	104,134
Novanta Inc *	3,103	409,255
NV5 Global Inc *	917	88,555
NVE Corp	410	28,741
O-I Glass Inc	11,073	163,216

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Omega Flex Inc	266	$41,996
Orion Energy Systems Inc *	2,399	16,697
OSI Systems Inc *	1,534	147,417
Pactiv Evergreen Inc	758	10,415
PAM Transportation Services Inc *	19	1,172
Patrick Industries Inc	1,923	163,455
PGT Innovations Inc *	1,952	49,288
Plexus Corp *	2,108	193,599
Primoris Services Corp	2,483	82,262
Proto Labs Inc *	2,434	296,339
Pure Cycle Corp *	1,703	22,854
Raven Industries Inc	272	10,426
RBC Bearings Inc *	2,241	440,962
Research Frontiers Inc *	2,347	6,665
Rexnord Corp	855	40,262
Saia Inc *	2,389	550,856
Sharps Compliance Corp *	1,268	18,221
Simpson Manufacturing Co Inc	3,964	411,186
SMART Global Holdings Inc *	1,277	58,768
SPX Corp *	2,907	169,391
Sterling Construction Co Inc *	397	9,210
Sturm Ruger & Co Inc	1,352	89,327
Tennant Co	1,673	133,656
Tetra Tech Inc	4,908	666,114
The Gorman-Rupp Co	293	9,701
TopBuild Corp *	3,010	630,384
Trinseo SA	1,094	69,655
UFP Industries Inc	4,585	347,726
UFP Technologies Inc *	36	1,794
Universal Logistics Holdings Inc	471	12,392
Vicor Corp *	1,753	149,058
Watts Water Technologies Inc ‘A’	1,110	131,879
Welbilt Inc *	3,350	54,437
Werner Enterprises Inc	4,835	228,067
WillScot Mobile Mini Holdings Corp *	5,490	152,347
Wrap Technologies Inc *	1,197	6,655

		16,838,325

Technology - 15.5%

1Life Healthcare Inc *	7,159	279,774
8x8 Inc *	9,698	314,603
ACI Worldwide Inc *	10,418	396,405
Agilysys Inc *	1,736	83,259
Akerna Corp *	1,760	8,694
Allscripts Healthcare Solutions Inc *	740	11,111
Altair Engineering Inc ‘A’ *	3,939	246,463
Ambarella Inc *	929	93,262
American Software Inc ‘A’	2,760	57,132
Amkor Technology Inc	1,533	36,347
Apollo Medical Holdings Inc *	1,860	50,387
Appfolio Inc ‘A’ *	1,481	209,428
Appian Corp *	3,236	430,226
Atomera Inc *	1,661	40,695
Avaya Holdings Corp *	7,621	213,617
Avid Technology Inc *	2,877	60,734
Axcelis Technologies Inc *	2,791	114,682
Bandwidth Inc ‘A’ *	1,746	221,288
Benefitfocus Inc *	2,666	36,817
Blackbaud Inc	4,425	314,529
Blackline Inc *	4,628	501,675
BM Technologies Inc * Ω ±	8	86
Bottomline Technologies DE Inc *	4,035	182,584
Box Inc ‘A’ *	13,020	298,939
Brightcove Inc *	3,593	72,291
Brooks Automation Inc	6,608	539,543
Cardlytics Inc *	2,717	298,055
CEVA Inc *	2,000	112,300
Cloudera Inc *	9,082	110,528
CMC Materials Inc	2,639	466,549
Cognyte Software Ltd * (Israel)	2,648	73,641

	Shares	Value
Cohu Inc	245	$10,251
CommVault Systems Inc *	3,846	248,067
Cornerstone OnDemand Inc *	5,585	243,394
Corsair Gaming Inc *	1,196	39,815
CSG Systems International Inc	2,957	132,740
Cubic Corp	327	24,384
Daily Journal Corp *	85	26,898
Diebold Nixdorf Inc *	2,619	37,006
Digimarc Corp *	1,019	30,224
Digital Turbine Inc *	7,659	615,477
Diodes Inc *	684	54,611
Domo Inc ‘B’ *	2,422	136,334
DSP Group Inc *	1,803	25,693
Ebix Inc	1,358	43,497
eGain Corp *	709	6,728
Envestnet Inc *	4,824	348,438
Evolent Health Inc ‘A’ *	1,093	22,079
ExlService Holdings Inc *	3,016	271,923
FormFactor Inc *	7,031	317,168
Glu Mobile Inc *	13,511	168,617
Health Catalyst Inc *	3,061	143,163
IBEX Holdings Ltd *	264	5,808
iCAD Inc *	1,853	39,321
Immersion Corp *	1,158	11,094
Impinj Inc *	1,559	88,660
Inovalon Holdings Inc ‘A’ *	6,785	195,272
Insight Enterprises Inc *	884	84,351
Intellicheck Inc *	1,579	13,232
Intelligent Systems Corp *	695	28,432
j2 Global Inc *	3,941	472,368
Lattice Semiconductor Corp *	12,370	556,897
LivePerson Inc *	5,670	299,036
MACOM Technology Solutions Holdings Inc ‘H’ *	4,387	254,534
ManTech International Corp ‘A’	1,054	91,645
Mastech Digital Inc *	396	6,974
MAXIMUS Inc	5,570	495,953
MaxLinear Inc *	3,735	127,289
MicroStrategy Inc ‘A’ *	418	283,738
Mitek Systems Inc *	3,771	54,981
Model N Inc *	3,167	111,573
NantHealth Inc *	2,428	7,794
Neogames SA * (Israel)	259	9,264
ON24 Inc *	566	27,457
OneSpan Inc *	3,038	74,431
Onto Innovation Inc *	1,070	70,310
Outset Medical Inc *	731	39,759
PAE Inc *	5,379	48,519
PAR Technology Corp *	1,731	113,225
Park City Group Inc *	263	1,607
Parsons Corp *	1,500	60,660
PDF Solutions Inc *	2,447	43,508
Perspecta Inc	10,498	304,967
Phreesia Inc *	3,059	159,374
Ping Identity Holding Corp *	3,382	74,167
Pitney Bowes Inc	2,507	20,658
Pixelworks Inc *	3,541	11,721
PlayAGS Inc *	630	5,090
Power Integrations Inc	5,362	436,896
Progress Software Corp	4,032	177,650
PROS Holdings Inc *	3,648	155,040
QAD Inc ‘A’	1,067	71,041
Qualys Inc *	3,094	324,189
Quantum Corp *	761	6,339
Rackspace Technology Inc *	2,610	62,066
Rapid7 Inc *	4,692	350,070
Red Violet Inc *	587	10,813
Rimini Street Inc *	2,043	18,326
SailPoint Technologies Holding Inc *	7,998	405,019
Sapiens International Corp (Israel)	2,490	79,157
Schrodinger Inc *	2,735	208,653

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
SecureWorks Corp ‘A’ *	40	$535
Semtech Corp *	5,877	405,513
Silicon Laboratories Inc *	3,942	556,098
Simulations Plus Inc	1,384	87,524
SiTime Corp *	1,066	105,108
Smith Micro Software Inc *	3,028	16,669
Sprout Social Inc ‘A’ *	2,533	146,306
SPS Commerce Inc *	3,228	320,573
Sumo Logic Inc *	1,021	19,256
Super Micro Computer Inc *	1,158	45,232
SVMK Inc *	11,174	204,708
Sykes Enterprises Inc *	209	9,213
Synaptics Inc *	3,008	407,343
Tabula Rasa HealthCare Inc *	1,930	88,877
Telos Corp *	1,251	47,438
Tenable Holdings Inc *	6,456	233,610
The ExOne Co *	979	30,701
TTEC Holdings Inc	1,647	165,441
Ultra Clean Holdings Inc *	3,649	211,788
Unisys Corp *	542	13,778
Upland Software Inc *	2,405	113,492
Varonis Systems Inc *	9,215	473,098
Verint Systems Inc *	2,651	120,594
Veritone Inc *	2,405	57,672
Verra Mobility Corp *	12,176	164,802
Viant Technology Inc ‘A’ *	789	41,730
Vocera Communications Inc *	2,927	112,572
Workiva Inc *	3,605	318,177
Xperi Holding Corp	652	14,194
Yext Inc *	9,575	138,646
Zuora Inc ‘A’ *	9,380	138,824

		20,230,591

Utilities - 1.7%

Ameresco Inc ‘A’ *	2,249	109,369
American States Water Co	3,363	254,310
Artesian Resources Corp ‘A’	47	1,851
Atlantic Power Corp *	633	1,829
Brookfield Infrastructure Corp ‘A’ (Canada)	1,428	109,056
Brookfield Renewable Corp ‘A’	1,005	47,034
California Water Service Group	4,161	234,431
Chesapeake Utilities Corp	1,470	170,638
Clearway Energy Inc ‘A’	635	16,834
Clearway Energy Inc ‘C’	1,508	42,435
Evoqua Water Technologies Corp *	10,507	276,334
Genie Energy Ltd ‘B’	1,222	7,747
Global Water Resources Inc	1,125	18,349
MGE Energy Inc	900	64,251
Middlesex Water Co	1,551	122,560
Northwest Natural Holding Co	308	16,617
ONE Gas Inc	552	42,454
Ormat Technologies Inc	3,984	312,864
Otter Tail Corp	1,263	58,313
RGC Resources Inc	330	7,319
SJW Group	1,280	80,627
South Jersey Industries Inc	5,409	122,135
Southwest Gas Holdings Inc *	431	29,614
Spark Energy Inc ‘A’	1,124	12,004
The York Water Co	1,178	57,687

		2,216,662

Total Common Stocks (Cost $108,981,902)		125,381,072

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Growth	10,971	3,299,419

Total Exchange-Traded Fund (Cost $3,349,369)		3,299,419

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $2,859,844; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $2,917,123)	$2,859,844	$2,859,844

Total Short-Term Investment (Cost $2,859,844)		2,859,844

TOTAL INVESTMENTS - 101.0% (Cost $115,191,183)		131,542,677

DERIVATIVES - 0.0%		6,921

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(1,311,941)

NET ASSETS - 100.0%		$130,237,657

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $2,360 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/21	155	$1,715,517	$1,722,438	$6,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$2,342	$-	$68	$2,274
	Common Stocks
	Basic Materials	2,438,723	2,438,723	-	-
	Communications	6,267,112	6,267,112	-	-
	Consumer, Cyclical	18,174,234	18,174,234	-	-
	Consumer, Non-Cyclical	46,994,677	46,994,677	-	-
	Energy	3,021,893	3,021,893	-	-
	Financial	9,198,855	9,198,855	-	-
	Industrial	16,838,325	16,838,325	-	-
	Technology	20,230,591	20,230,505	-	86
	Utilities	2,216,662	2,216,662	-	-

	Total Common Stocks	125,381,072	125,380,986	-	86

	Exchange-Traded Fund	3,299,419	3,299,419	-	-
	Short-Term Investment	2,859,844	-	2,859,844	-
	Derivatives:
	Equity Contracts
	Futures	6,921	6,921	-	-

	Total	$131,549,598	$128,687,326	$2,859,912	$2,360

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc – Contingent Value Rights * Ω ±	123	$369

Total Rights (Cost $0)		369

COMMON STOCKS - 97.4%

Basic Materials - 5.1%

AdvanSix Inc *	3,777	101,299
AgroFresh Solutions Inc *	7,770	15,540
Alcoa Corp *	23,823	774,009
Allegheny Technologies Inc *	16,364	344,626
American Vanguard Corp	3,382	69,027
Amyris Inc *	12,564	239,972
Arconic Corp *	12,820	325,500
Balchem Corp	405	50,791
Caledonia Mining Corp PLC (South Africa)	1,598	22,835
Carpenter Technology Corp	6,172	253,978
Century Aluminum Co *	6,886	121,607
Clearwater Paper Corp *	2,262	85,096
Cleveland-Cliffs Inc	56,930	1,144,862
Coeur Mining Inc *	31,346	283,054
Commercial Metals Co	15,256	470,495
Domtar Corp	7,150	264,192
Energy Fuels Inc *	18,065	102,609
Ferro Corp *	3,217	54,239
Gatos Silver Inc *	2,799	27,906
GCP Applied Technologies Inc *	1,730	42,454
Glatfelter Corp	6,036	103,517
Gold Resource Corp	11,739	30,991
Hawkins Inc	1,373	46,023
HB Fuller Co	2,291	144,127
Hecla Mining Co	66,914	380,741
Innospec Inc	679	69,727
Intrepid Potash Inc *	1,469	47,831
Kaiser Aluminum Corp	2,053	226,856
Koppers Holdings Inc *	1,277	44,389
Kraton Corp *	4,156	152,068
Kronos Worldwide Inc	3,457	52,892
Livent Corp *	18,927	327,816
Marrone Bio Innovations Inc *	4,456	9,313
Minerals Technologies Inc	4,396	331,107
Neenah Inc	2,277	116,992
Novagold Resources Inc * (Canada)	3,080	26,981
Oil-Dri Corp of America	902	31,065
Orion Engineered Carbons SA * (Germany)	3,827	75,468
PQ Group Holdings Inc	4,582	76,519
Rayonier Advanced Materials Inc *	8,718	79,072
Rogers Corp *	1,979	372,468
Schnitzer Steel Industries Inc ‘A’	3,505	146,474
Schweitzer-Mauduit International Inc	4,100	200,777
Sensient Technologies Corp	3,264	254,592
Stepan Co	2,561	325,529
Tronox Holdings PLC ‘A’	9,405	172,111
United States Lime & Minerals Inc	305	40,782
United States Steel Corp	33,175	868,190
Uranium Energy Corp *	18,666	53,385
Verso Corp ‘A’	4,548	66,355

		9,668,249

Communications - 3.3%

ADTRAN Inc	6,494	108,320

	Shares	Value
Alaska Communications Systems Group Inc	9,486	$30,830
AMC Networks Inc ‘A’ *	2,250	119,610
ATN International Inc	1,519	74,613
Boston Omaha Corp ‘A’ *	1,870	55,277
CalAmp Corp *	2,286	24,803
CarParts.com Inc *	42	600
Cars.com Inc *	9,101	117,949
Cincinnati Bell Inc *	1,333	20,462
comScore Inc *	10,264	37,566
Consolidated Communications Holdings Inc *	9,607	69,170
DHI Group Inc *	9,044	30,297
DZS Inc *	2,335	36,309
Entercom Communications Corp ‘A’	16,238	85,250
Entravision Communications Corp ‘A’	9,623	38,877
ePlus Inc *	367	36,568
Fluent Inc *	6,753	27,687
Gannett Co Inc *	18,318	98,551
Gogo Inc *	1,280	12,365
Gray Television Inc	8,055	148,212
Groupon Inc *	3,087	156,032
Harmonic Inc *	13,185	103,370
HealthStream Inc *	3,646	81,452
Hemisphere Media Group Inc *	2,726	31,758
Houghton Mifflin Harcourt Co *	14,623	111,427
IDT Corp ‘B’ *	1,307	29,617
iHeartMedia Inc ‘A’ *	8,172	148,322
Infinera Corp *	11,219	108,039
InterDigital Inc	2,790	177,026
Iridium Communications Inc *	5,570	229,762
KVH Industries Inc *	2,812	35,656
Lands’ End Inc *	1,728	42,872
Liberty Latin America Ltd ‘A’ * (Chile)	6,469	82,997
Liberty Latin America Ltd ‘C’ * (Chile)	20,136	261,365
Liquidity Services Inc *	3,786	70,344
LiveXLive Media Inc *	7,828	33,974
Loral Space & Communications Inc	1,491	56,166
Magnite Inc *	5,933	246,872
Maxar Technologies Inc	8,918	337,279
MediaAlpha Inc ‘A’ *	547	19,380
Meredith Corp	2,731	81,329
MSG Networks Inc ‘A’ *	4,258	64,040
National CineMedia Inc	9,529	44,024
NeoPhotonics Corp *	2,673	31,942
NETGEAR Inc *	3,979	163,537
ORBCOMM Inc *	9,271	70,738
Overstock.com Inc *	1,092	72,356
PCTEL Inc *	3,454	24,005
Plantronics Inc	3,139	122,138
Powerfleet Inc *	5,154	42,366
Preformed Line Products Co	507	34,856
QuinStreet Inc *	4,511	91,573
Quotient Technology Inc *	5,386	88,007
Ribbon Communications Inc *	9,658	79,292
Saga Communications Inc ‘A’	812	17,742
Scholastic Corp	3,960	119,236
Sinclair Broadcast Group Inc ‘A’	5,793	169,503
Spok Holdings Inc	3,067	32,173
Stitch Fix Inc ‘A’ *	981	48,599
TEGNA Inc	28,002	527,278
The EW Scripps Co ‘A’	7,434	143,253
Tribune Publishing Co	2,510	45,155
TrueCar Inc *	14,759	70,622
Value Line Inc	315	8,880
VirnetX Holding Corp	5,389	30,017
Vonage Holdings Corp *	13,656	161,414
WideOpenWest Inc *	3,851	52,335
Yelp Inc *	7,584	295,776

		6,269,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Consumer, Cyclical - 17.5%

A-Mark Precious Metals Inc	893	$32,148
Abercrombie & Fitch Co ‘A’	8,081	277,259
Academy Sports & Outdoors Inc *	3,426	92,468
Acushnet Holdings Corp	3,516	145,316
Adient PLC *	12,053	532,743
Albany International Corp ‘A’	792	66,108
Allegiant Travel Co *	1,482	361,697
AMC Entertainment Holdings Inc ‘A’	48,279	492,929
America’s Car-Mart Inc *	244	37,178
American Axle & Manufacturing Holdings Inc *	14,923	144,156
American Eagle Outfitters Inc	19,233	562,373
Asbury Automotive Group Inc *	1,519	298,484
Aspen Aerogels Inc *	2,825	57,461
At Home Group Inc *	7,131	204,660
Avient Corp	11,657	551,026
Beacon Roofing Supply Inc *	7,027	367,653
Beazer Homes USA Inc *	4,037	84,454
Bed Bath & Beyond Inc	15,546	453,166
Big Lots Inc	4,433	302,774
Biglari Holdings Inc ‘A’ *	22	14,861
Biglari Holdings Inc ‘B’ *	178	23,631
BJ’s Restaurants Inc *	2,920	169,594
Blue Bird Corp *	1,549	38,771
Bluegreen Vacations Corp	173	1,865
Bluegreen Vacations Holding Corp *	467	8,658
Boot Barn Holdings Inc *	457	28,476
Boyd Gaming Corp *	10,350	610,236
Brinker International Inc	1,917	136,222
Caesars Entertainment Inc *	9,429	824,566
Caleres Inc	5,054	110,177
Callaway Golf Co	12,039	322,043
Carrols Restaurant Group Inc *	5,676	33,971
Casper Sleep Inc *	3,712	26,875
Century Casinos Inc *	4,233	43,473
Century Communities Inc *	3,819	230,362
Chico’s FAS Inc	17,583	58,200
Chuy’s Holdings Inc *	2,682	118,866
Cinemark Holdings Inc	13,801	281,678
Citi Trends Inc	1,296	108,579
Clarus Corp	845	14,407
Clean Energy Fuels Corp *	16,938	232,728
CompX International Inc	838	15,092
Conn’s Inc *	2,784	54,149
Cooper Tire & Rubber Co	6,490	363,310
Cooper-Standard Holdings Inc *	2,319	84,226
Core-Mark Holding Co Inc	627	24,259
Cracker Barrel Old Country Store Inc	1,764	304,960
Daktronics Inc	5,936	37,219
Dana Inc	18,515	450,470
Dave & Buster’s Entertainment Inc *	3,741	179,194
Del Taco Restaurants Inc	4,592	43,991
Denny’s Corp *	3,211	58,151
Designer Brands Inc ‘A’	8,345	145,203
Dillard’s Inc ‘A’	990	95,604
Dine Brands Global Inc	1,938	174,478
Douglas Dynamics Inc	408	18,829
Duluth Holdings Inc ‘B’ *	1,995	33,795
El Pollo Loco Holdings Inc *	2,680	43,202
Envela Corp *	1,792	8,996
Eros STX Global Corp * (United Arab Emirates)	24,939	45,140
Escalade Inc	1,690	35,338
Ethan Allen Interiors Inc	3,175	87,662
Everi Holdings Inc *	7,298	102,975
Express Inc *	10,049	40,397
Fiesta Restaurant Group Inc *	2,848	35,856
Forestar Group Inc *	2,494	58,060
Fossil Group Inc *	6,568	81,443
Funko Inc ‘A’ *	3,588	70,612

	Shares	Value
G-III Apparel Group Ltd *	5,821	$175,445
Gaia Inc *	2,200	26,158
GameStop Corp ‘A’ *	7,175	1,361,958
GAN Ltd * (United Kingdom)	1,144	20,821
Genesco Inc *	2,019	95,903
GMS Inc *	5,446	227,371
Golden Entertainment Inc *	1,630	41,174
Green Brick Partners Inc *	4,270	96,844
Group 1 Automotive Inc	2,241	353,607
Guess? Inc	5,348	125,678
H&E Equipment Services Inc	4,285	162,830
Hamilton Beach Brands Holding Co ‘A’	1,094	19,834
Haverty Furniture Cos Inc	2,306	85,760
Hawaiian Holdings Inc	6,357	169,541
Herman Miller Inc	7,628	313,892
Hibbett Sports Inc *	2,197	151,351
HNI Corp	5,579	220,705
Hooker Furniture Corp	1,630	59,430
IMAX Corp *	6,653	133,725
Interface Inc	6,711	83,753
International Game Technology PLC	12,982	208,361
Jack in the Box Inc	2,642	290,039
Johnson Outdoors Inc ‘A’	394	56,244
KAR Auction Services Inc	16,791	251,865
KB Home	9,758	454,040
Kimball International Inc ‘B’	5,201	72,814
Knoll Inc	6,827	112,714
Kontoor Brands Inc	6,650	322,724
Kura Sushi USA Inc ‘A’ *	698	22,085
La-Z-Boy Inc	5,805	246,596
Lakeland Industries Inc *	1,285	35,800
Liberty Media Corp-Liberty Braves ‘A’ *	795	22,665
Liberty Media Corp-Liberty Braves ‘C’ *	2,110	58,700
Liberty TripAdvisor Holdings Inc ‘A’ *	10,514	67,079
Lifetime Brands Inc	2,146	31,525
Lithia Motors Inc ‘A’	1,690	659,252
Lumber Liquidators Holdings Inc *	3,461	86,940
M/I Homes Inc *	3,666	216,551
Macy’s Inc *	11,451	185,392
MarineMax Inc *	2,822	139,294
Marriott Vacations Worldwide Corp	4,472	778,933
MDC Holdings Inc	7,248	430,548
Meritage Homes Corp *	4,523	415,754
Meritor Inc *	2,338	68,784
Mesa Air Group Inc *	4,931	66,322
Methode Electronics Inc	4,008	168,256
Miller Industries Inc	1,602	73,996
Modine Manufacturing Co *	6,920	102,208
Monarch Casino & Resort Inc *	594	36,008
Motorcar Parts of America Inc *	2,461	55,373
Movado Group Inc	2,350	66,858
National Vision Holdings Inc *	1,944	85,206
Nautilus Inc *	4,216	65,938
Navistar International Corp *	6,477	285,182
Noodles & Co *	2,835	29,342
OneSpaWorld Holdings Ltd * (Bahamas)	6,521	69,449
Oxford Industries Inc	2,161	188,915
Papa John’s International Inc	719	63,732
PC Connection Inc	1,494	69,307
Penn National Gaming Inc *	9,811	1,028,585
PriceSmart Inc	2,774	268,385
RCI Hospitality Holdings Inc	1,196	76,054
Red Robin Gourmet Burgers Inc *	2,187	87,239
Red Rock Resorts Inc ‘A’	2,338	76,195
Regis Corp *	3,709	46,585
Resideo Technologies Inc *	18,371	518,981
REV Group Inc	3,499	67,041
Rite Aid Corp *	7,215	147,619
Rocky Brands Inc	1,059	57,250
Rush Enterprises Inc ‘A’	5,391	268,634
Rush Enterprises Inc ‘B’	1,037	46,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Sally Beauty Holdings Inc *	14,620	$294,301
ScanSource Inc *	3,173	95,031
Scientific Games Corp ‘A’ *	2,229	85,861
SeaWorld Entertainment Inc *	3,779	187,703
Shoe Carnival Inc	1,334	82,548
Signet Jewelers Ltd (NYSE) *	6,703	388,640
SkyWest Inc	6,349	345,894
Sleep Number Corp *	2,159	309,795
Sonic Automotive Inc ‘A’	3,104	153,865
Spirit Airlines Inc *	12,566	463,685
Standard Motor Products Inc	2,455	102,079
Steelcase Inc ‘A’	11,418	164,305
Steven Madden Ltd	6,049	225,386
Superior Group of Cos Inc	1,486	37,774
Systemax Inc	767	31,539
Target Hospitality Corp *	8,567	21,503
Taylor Morrison Home Corp *	14,573	448,994
Tenneco Inc ‘A’ *	7,184	77,012
The Buckle Inc	3,861	151,660
The Cato Corp ‘A’	3,261	39,132
The Cheesecake Factory Inc	5,476	320,401
The Children’s Place Inc *	640	44,608
The Container Store Group Inc *	4,525	75,296
The Goodyear Tire & Rubber Co *	29,553	519,246
The Marcus Corp	3,228	64,528
The Michaels Cos Inc *	9,780	214,573
The ODP Corp	6,911	299,177
Tilly’s Inc ‘A’ *	3,543	40,107
Titan Machinery Inc *	2,767	70,559
Tri Pointe Homes Inc *	16,308	332,031
Tupperware Brands Corp *	6,503	171,744
Unifi Inc *	2,059	56,746
UniFirst Corp	1,827	408,718
Universal Electronics Inc *	371	20,394
Urban Outfitters Inc *	8,889	330,582
Vera Bradley Inc *	3,389	34,229
Veritiv Corp *	2,031	86,399
Vista Outdoor Inc *	7,610	244,053
VOXX International Corp *	2,901	55,293
VSE Corp	1,488	58,776
Wabash National Corp	7,114	133,743
WESCO International Inc *	6,263	541,937
Weyco Group Inc	1,152	24,918
Winmark Corp	322	60,030
Wolverine World Wide Inc	10,359	396,957
Workhorse Group Inc *	11,257	155,009
World Fuel Services Corp	8,105	285,296
Zumiez Inc *	2,838	121,750

		33,344,607

Consumer, Non-Cyclical - 13.2%

4D Molecular Therapeutics Inc *	400	17,352
Abeona Therapeutics Inc *	9,189	17,275
ABM Industries Inc	8,594	438,380
Acacia Research Corp *	1,887	12,549
ACCO Brands Corp	12,683	107,045
Accolade Inc *	940	42,648
AcelRx Pharmaceuticals Inc *	14,624	24,861
Acutus Medical Inc *	886	11,846
ADMA Biologics Inc *	5,590	9,838
Adtalem Global Education Inc *	6,556	259,224
Adverum Biotechnologies Inc *	2,451	24,167
Aeglea BioTherapeutics Inc *	2,094	16,584
Agile Therapeutics Inc *	5,173	10,760
Agrify Corp *	1,195	14,914
Akouos Inc *	1,100	15,257
Albireo Pharma Inc *	906	31,936
Alico Inc	957	28,576
Aligos Therapeutics Inc *	641	14,576
Allovir Inc *	895	20,943

	Shares	Value
Alphatec Holdings Inc *	1,465	$23,132
Alta Equipment Group Inc *	2,983	38,779
ALX Oncology Holdings Inc *	459	33,847
American Public Education Inc *	2,083	74,217
AnaptysBio Inc *	3,144	67,753
AngioDynamics Inc *	5,017	117,398
Angion Biomedica Corp *	613	11,077
ANI Pharmaceuticals Inc *	847	30,611
Anika Therapeutics Inc *	2,013	82,110
Annexon Inc *	974	27,116
Applied Genetic Technologies Corp *	7,022	35,602
Applied Molecular Transport Inc *	585	25,746
Apria Inc *	575	16,060
Aptinyx Inc *	7,228	21,684
Apyx Medical Corp *	4,658	44,996
Arena Pharmaceuticals Inc *	6,820	473,240
Arlo Technologies Inc *	11,103	69,727
ASGN Inc *	1,201	114,623
Aspira Women’s Health Inc *	268	1,809
Assembly Biosciences Inc *	3,738	17,195
Atara Biotherapeutics Inc *	3,180	45,665
Atea Pharmaceuticals Inc *	505	31,184
Athira Pharma Inc *	821	15,106
Atreca Inc ‘A’ *	801	12,279
Avalon GloboCare Corp *	8,093	8,660
Avanos Medical Inc *	6,171	269,920
AVEO Pharmaceuticals Inc *	1,947	14,252
Avid Bioservices Inc *	1,294	23,590
Avidity Biosciences Inc *	1,147	25,016
Axcella Health Inc *	1,769	8,420
Aytu BioPharma Inc *	43	327
Aziyo Biologics Inc ‘A’ *	728	10,061
B&G Foods Inc	1,273	39,539
Barrett Business Services Inc	1,016	69,962
BellRing Brands Inc ‘A’ *	5,359	126,526
Beyondspring Inc *	928	10,273
BGSF Inc	1,838	25,732
BioAtla Inc *	448	22,776
BioCryst Pharmaceuticals Inc *	5,427	55,193
Bioventus Inc ‘A’ *	881	13,462
Bolt Biotherapeutics Inc *	575	18,923
Bridgford Foods Corp *	709	10,989
BrightView Holdings Inc *	5,682	95,855
Brookdale Senior Living Inc *	24,510	148,285
C4 Therapeutics Inc *	498	18,421
Cabaletta Bio Inc *	2,421	26,873
Cadiz Inc *	1,978	18,969
CAI International Inc	1,919	87,353
Cal-Maine Foods Inc *	3,302	126,863
Calyxt Inc *	1,355	8,157
Cardtronics PLC ‘A’ *	1,477	57,308
Carriage Services Inc	2,330	81,993
CASI Pharmaceuticals Inc *	5,058	12,139
Cassava Sciences Inc *	2,459	110,532
Catabasis Pharmaceuticals Inc *	3,390	9,797
Catalyst Biosciences Inc *	5,417	27,302
CBIZ Inc *	5,620	183,549
CEL-SCI Corp *	198	3,012
Central Garden & Pet Co *	1,028	59,634
Central Garden & Pet Co ‘A’ *	3,706	192,304
Checkmate Pharmaceuticals Inc *	877	10,647
Chimerix Inc *	8,389	80,870
Chinook Therapeutics Inc *	786	12,214
Cidara Therapeutics Inc *	954	2,538
Cimpress PLC * (Ireland)	1,598	160,008
Community Health Systems Inc *	11,495	155,412
Concert Pharmaceuticals Inc *	5,249	26,193
CoreCivic Inc REIT	16,051	145,262
CorMedix Inc *	21	210
Cortexyme Inc *	375	13,511
Covetrus Inc *	14,881	445,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
CRA International Inc	366	$27,318
Cross Country Healthcare Inc *	4,763	59,490
CryoLife Inc *	1,307	29,512
Cullinan Oncology Inc *	551	22,960
Custom Truck One Source Inc *	2,736	25,582
Cyclerion Therapeutics Inc *	5,028	14,028
Cymabay Therapeutics Inc *	10,593	48,092
Cytokinetics Inc *	1,413	32,866
Darling Ingredients Inc *	20,310	1,494,410
Decibel Therapeutics Inc *	794	9,020
Deluxe Corp	5,476	229,773
Dyadic International Inc *	2,419	13,280
Dynavax Technologies Corp *	3,013	29,618
Dyne Therapeutics Inc *	995	15,452
Eargo Inc *	389	19,431
Edgewell Personal Care Co	7,081	280,408
Emerald Holding Inc *	4,395	24,260
Enanta Pharmaceuticals Inc *	2,389	117,825
Endo International PLC *	17,367	128,689
Ennis Inc	3,663	78,205
Enochian Biosciences Inc *	4,115	14,567
Enzo Biochem Inc *	7,899	27,173
Epizyme Inc *	5,195	45,248
Evofem Biosciences Inc *	102	179
Evolus Inc *	2,289	29,734
Exicure Inc *	4,714	10,277
Farmer Brothers Co *	3,105	32,416
FibroGen Inc *	1,784	61,923
Five Prime Therapeutics Inc *	4,277	161,115
Five Star Senior Living Inc *	3,805	23,287
Foghorn Therapeutics Inc *	88	1,160
FONAR Corp *	1,277	23,101
Forma Therapeutics Holdings Inc *	1,070	29,981
Franchise Group Inc	2,670	96,414
Fresh Del Monte Produce Inc	4,219	120,790
G1 Therapeutics Inc *	2,705	65,082
Generation Bio Co *	1,340	38,136
Geron Corp *	41,402	65,415
GlycoMimetics Inc *	7,432	22,370
Gossamer Bio Inc *	5,060	46,805
GP Strategies Corp *	2,181	38,058
Graybug Vision Inc *	10	56
Green Dot Corp ‘A’ *	1,723	78,896
Gritstone Oncology Inc *	3,835	36,164
Hanger Inc *	4,502	102,736
Harmony Biosciences Holdings Inc *	480	15,859
Harvard Bioscience Inc *	6,160	33,634
Heidrick & Struggles International Inc	2,660	95,015
Herc Holdings Inc *	2,977	301,659
Heska Corp *	612	103,098
HF Foods Group Inc *	5,666	40,909
Hookipa Pharma Inc *	891	11,984
Hostess Brands Inc *	9,307	133,462
Huron Consulting Group Inc *	2,766	139,351
iBio Inc *	8,830	13,598
ICF International Inc	1,255	109,687
Ideaya Biosciences Inc *	2,214	52,029
Immunic Inc *	871	13,884
ImmunityBio Inc *	874	20,749
ImmunoGen Inc *	14,781	119,726
Immunome Inc *	361	12,231
Inari Medical Inc *	509	54,463
Information Services Group Inc *	6,686	29,418
Ingles Markets Inc ‘A’	1,944	119,848
Inhibrx Inc *	66	1,325
Inogen Inc *	948	49,789
Inozyme Pharma Inc *	746	14,771
Insperity Inc	2,368	198,296
Integer Holdings Corp *	1,617	148,926
Intra-Cellular Therapies Inc *	5,431	184,274
Invacare Corp	5,362	43,003

	Shares	Value
iTeos Therapeutics Inc *	798	$27,276
IVERIC bio Inc *	10,077	62,276
J&J Snack Foods Corp	1,436	225,495
Jounce Therapeutics Inc *	3,008	30,892
KalVista Pharmaceuticals Inc *	2,211	56,801
Kelly Services Inc ‘A’	4,654	103,645
Keros Therapeutics Inc *	108	6,647
Kezar Life Sciences Inc *	5,433	32,381
Kindred Biosciences Inc *	2,744	13,638
Kiniksa Pharmaceuticals Ltd ‘A’ *	683	12,642
Kinnate Biopharma Inc *	617	19,226
Korn Ferry	6,894	429,979
Kronos Bio Inc *	729	21,338
Kymera Therapeutics Inc *	216	8,394
Laird Superfood Inc *	432	16,187
Landec Corp *	4,064	43,078
Landos Biopharma Inc *	825	7,945
Lannett Co Inc *	5,583	29,478
Laureate Education Inc ‘A’ *	14,162	192,462
LeMaitre Vascular Inc	629	30,683
Limoneira Co	2,018	35,315
LivaNova PLC *	1,923	141,783
LiveRamp Holdings Inc *	1,747	90,634
Lyra Therapeutics Inc *	731	8,472
MacroGenics Inc *	4,736	150,842
Magellan Health Inc *	497	46,340
Magenta Therapeutics Inc *	1,196	14,161
Marker Therapeutics Inc *	6,127	13,724
MEDNAX Inc *	9,703	247,135
MEI Pharma Inc *	4,722	16,196
MeiraGTx Holdings PLC *	820	11,833
Meridian Bioscience Inc *	1,074	28,192
Metacrine Inc *	1,327	8,227
MGP Ingredients Inc	554	32,769
Milestone Scientific Inc *	2,831	10,107
Mirum Pharmaceuticals Inc *	940	18,631
Misonix Inc *	1,351	26,466
Mission Produce Inc *	858	16,311
MoneyGram International Inc *	2,453	16,116
Monro Inc	2,243	147,589
Myriad Genetics Inc *	9,231	281,084
NanoString Technologies Inc *	881	57,891
Natera Inc *	488	49,552
Nathan’s Famous Inc	494	31,166
National HealthCare Corp	1,696	132,135
Natural Grocers by Vitamin Cottage Inc	968	16,988
Nature’s Sunshine Products Inc	1,590	31,736
Natus Medical Inc *	2,870	73,501
NewAge Inc *	9,764	27,925
NexImmune Inc *	605	11,543
NextCure Inc *	904	9,049
NGM Biopharmaceuticals Inc *	515	14,971
Nkarta Inc *	735	24,181
Novavax Inc *	5,602	1,015,699
Nurix Therapeutics Inc *	840	26,116
Nymox Pharmaceutical Corp *	351	779
Olema Pharmaceuticals Inc *	511	16,955
Oncorus Inc *	66	919
OPKO Health Inc *	51,940	222,823
Option Care Health Inc *	1,163	20,632
OraSure Technologies Inc *	4,339	50,636
Orgenesis Inc *	3,098	17,752
ORIC Pharmaceuticals Inc *	185	4,532
Ortho Clinical Diagnostics Holdings PLC *	2,797	53,968
Orthofix Medical Inc *	2,547	110,412
Osmotica Pharmaceuticals PLC *	3,146	10,256
Owens & Minor Inc	9,374	352,369
Pacific Biosciences of California Inc *	3,121	103,961
Pandion Therapeutics Inc *	489	29,364
Paratek Pharmaceuticals Inc *	1,552	10,957
Passage Bio Inc *	1,852	32,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Patterson Cos Inc	10,939	$349,501
Performance Food Group Co *	16,609	956,844
PFSweb Inc *	1,953	13,183
Phibro Animal Health Corp ‘A’	572	13,957
Pliant Therapeutics Inc *	879	34,571
PMV Pharmaceuticals Inc *	597	19,635
Poseida Therapeutics Inc *	1,751	16,722
Praxis Precision Medicines Inc *	520	17,035
Precigen Inc *	2,850	19,636
Precision BioSciences Inc *	38	393
Prelude Therapeutics Inc *	95	4,116
Prestige Consumer Healthcare Inc *	4,287	188,971
Primo Water Corp	20,188	328,257
Priority Technology Holdings Inc *	1,326	9,202
Prothena Corp PLC * (Ireland)	4,230	106,258
Pulmonx Corp *	458	20,949
Quad/Graphics Inc	5,998	21,173
Quanex Building Products Corp	4,527	118,743
Relay Therapeutics Inc *	1,208	41,761
Rent-A-Center Inc	833	48,031
Resources Connection Inc	4,547	61,566
Revance Therapeutics Inc *	2,171	60,679
Revlon Inc ‘A’ *	1,560	19,235
Rockwell Medical Inc *	7,090	8,224
Rubius Therapeutics Inc *	3,997	105,920
Sanderson Farms Inc	626	97,518
Savara Inc *	10,670	22,194
Scopus Biopharma Inc *	1,107	9,354
SeaSpine Holdings Corp *	3,828	66,607
Seer Inc *	563	28,161
Selecta Biosciences Inc *	4,492	20,326
Seneca Foods Corp ‘A’ *	979	46,101
Sensei Biotherapeutics Inc *	794	11,537
ServiceSource International Inc *	16,750	24,622
Shattuck Labs Inc *	600	17,544
Sientra Inc *	2,584	18,837
Sigilon Therapeutics Inc *	146	3,263
Silverback Therapeutics Inc *	505	22,033
Soleno Therapeutics Inc *	73	92
Solid Biosciences Inc *	4,590	25,383
SP Plus Corp *	3,162	103,682
SpartanNash Co	4,911	96,403
Spectrum Pharmaceuticals Inc *	5,313	17,320
Spero Therapeutics Inc *	96	1,413
Spruce Biosciences Inc *	659	10,939
SQZ Biotechnologies Co *	13	178
Stride Inc *	5,407	162,805
Strongbridge Biopharma PLC *	3,427	9,459
Supernus Pharmaceuticals Inc *	5,115	133,911
Surgalign Holdings Inc *	16,235	35,392
Sutro Biopharma Inc *	984	22,396
Tarsus Pharmaceuticals Inc *	445	14,342
Taysha Gene Therapies Inc *	598	12,139
TCR2 Therapeutics Inc *	3,761	83,043
Team Inc *	4,627	53,349
Tejon Ranch Co *	3,165	52,982
Tenet Healthcare Corp *	11,972	622,544
Terns Pharmaceuticals Inc *	602	13,244
Textainer Group Holdings Ltd * (China)	6,562	188,001
TG Therapeutics Inc *	2,057	99,147
The Aaron’s Co Inc	4,043	103,824
The Andersons Inc	4,245	116,228
The Chefs’ Warehouse Inc *	4,086	124,460
The Hackett Group Inc	952	15,603
The Simply Good Foods Co *	10,967	333,616
TherapeuticsMD Inc *	1,429	1,915
Theravance Biopharma Inc *	1,282	26,166
Tivity Health Inc *	3,280	73,210
Tootsie Roll Industries Inc	613	20,303
Triple-S Management Corp ‘B’ *	2,952	76,841
Triton International Ltd (Bermuda)	7,745	425,898

	Shares	Value
TrueBlue Inc *	4,842	$106,621
Turning Point Therapeutics Inc *	225	21,283
United Natural Foods Inc *	7,294	240,264
Universal Corp	3,217	189,771
Universal Technical Institute Inc *	1,784	10,419
UroGen Pharma Ltd *	1,436	27,973
Utah Medical Products Inc	195	16,887
Vanda Pharmaceuticals Inc *	7,283	109,391
Varex Imaging Corp *	5,196	106,466
Vaxart Inc *	246	1,488
Vaxcyte Inc *	763	15,069
VBI Vaccines Inc *	1,568	4,876
Vector Group Ltd	16,141	225,167
Vectrus Inc *	1,066	56,967
Venus Concept Inc *	4,833	11,358
Verastem Inc *	16,805	41,508
Vericel Corp *	882	48,995
Viad Corp	2,756	115,063
ViewRay Inc *	11,625	50,569
Viking Therapeutics Inc *	9,072	57,380
Village Super Market Inc ‘A’	1,452	34,224
Vital Farms Inc *	2,077	45,362
Vivint Smart Home Inc *	8,515	121,935
VolitionRX Ltd *	2,863	10,822
Vor BioPharma Inc *	539	23,231
VYNE Therapeutics Inc *	4,567	31,261
WD-40 Co	140	42,865
Weis Markets Inc	1,361	76,924
Willdan Group Inc *	611	25,082
WW International Inc *	4,772	149,268
X4 Pharmaceuticals Inc *	3,066	26,398
XBiotech Inc *	1,815	31,164
Xencor Inc *	598	25,750
Xeris Pharmaceuticals Inc *	88	397
XOMA Corp *	376	15,345
Zentalis Pharmaceuticals Inc *	234	10,153
ZIOPHARM Oncology Inc *	10,962	39,463

		25,066,370

Diversified - 0.0%

Professional Holding Corp ‘A’ *	1,962	36,042

Energy - 4.5%

Adams Resources & Energy Inc	580	16,246
Antero Resources Corp *	31,410	320,382
Arch Resources Inc	2,095	87,152
Archrock Inc	17,211	163,332
Berry Corp	10,093	55,612
Bonanza Creek Energy Inc *	2,894	103,403
Brigham Minerals Inc ‘A’	5,927	86,771
Bristow Group Inc *	1,165	30,150
ChampionX Corp *	23,696	514,914
CNX Resources Corp *	27,999	411,585
Comstock Resources Inc *	4,756	26,348
CONSOL Energy Inc *	4,670	45,392
Contango Oil & Gas Co *	14,123	55,080
CVR Energy Inc	4,105	78,734
Delek US Holdings Inc	8,229	179,228
DMC Global Inc	1,136	61,639
Dril-Quip Inc *	4,636	154,054
Earthstone Energy Inc ‘A’ *	4,057	29,008
Evolution Petroleum Corp	6,472	21,875
Exterran Corp *	5,728	19,246
Falcon Minerals Corp	6,924	31,089
Frank’s International NV *	21,657	76,882
FuelCell Energy Inc *	12,661	182,445
FutureFuel Corp	3,875	56,304
Goodrich Petroleum Corp *	1,471	13,916
Green Plains Inc *	1,264	34,216

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Helix Energy Solutions Group Inc *	19,555	$98,753
Kosmos Energy Ltd * (Ghana)	53,358	163,809
Liberty Oilfield Services Inc ‘A’	11,160	125,996
Magnolia Oil & Gas Corp ‘A’ *	2,104	24,154
Matador Resources Co	14,217	333,389
Matrix Service Co *	3,954	51,837
Maxeon Solar Technologies Ltd *	654	20,640
MRC Global Inc *	10,879	98,237
Nabors Industries Ltd	959	89,619
NACCO Industries Inc ‘A’	904	22,555
National Energy Services Reunited Corp *	3,377	41,774
Newpark Resources Inc *	13,983	43,907
NextDecade Corp *	7,954	21,237
NexTier Oilfield Solutions Inc *	22,507	83,726
NOW Inc *	14,601	147,324
Oceaneering International Inc *	12,452	142,202
Oil States International Inc *	8,684	52,365
Ovintiv Inc	33,201	790,848
Par Pacific Holdings Inc *	5,590	78,931
Patterson-UTI Energy Inc	24,097	171,812
PBF Energy Inc ‘A’ *	12,664	179,196
PDC Energy Inc *	12,769	439,254
Peabody Energy Corp *	10,306	31,536
Penn Virginia Corp *	2,463	33,004
PrimeEnergy Resources Corp *	235	12,312
ProPetro Holding Corp *	10,887	116,055
Range Resources Corp *	27,784	287,009
Renewable Energy Group Inc *	1,402	92,588
REX American Resources Corp *	768	64,643
RPC Inc *	8,863	47,860
Select Energy Services Inc ‘A’ *	8,953	44,586
SM Energy Co	14,318	234,386
Solaris Oilfield Infrastructure Inc ‘A’	4,268	52,368
Southwestern Energy Co *	83,391	387,768
SunCoke Energy Inc	11,837	82,977
Sunnova Energy International Inc *	5,923	241,777
SunPower Corp *	3,216	107,575
Talos Energy Inc *	2,409	29,004
Tellurian Inc *	24,682	57,756
Transocean Ltd *	75,670	268,629
Trecora Resources *	4,220	32,789
US Silica Holdings Inc	9,948	122,261
W&T Offshore Inc *	14,165	50,852
Warrior Met Coal Inc	6,963	119,276
Whiting Petroleum Corp *	425	15,066

		8,608,645

Financial - 31.9%

1st Constitution Bancorp	1,640	28,880
1st Source Corp	2,675	127,276
Acadia Realty Trust REIT	5,031	95,438
ACNB Corp	1,814	53,150
Agree Realty Corp REIT	7,814	525,960
Alerus Financial Corp	2,787	82,997
Alexander & Baldwin Inc REIT *	9,578	160,815
Alexander’s Inc REIT	48	13,310
Allegiance Bancshares Inc	694	28,135
Alpine Income Property Trust Inc REIT	1,367	23,731
Alset EHome International Inc *	1,179	13,641
Altabancorp	2,596	109,136
Altisource Portfolio Solutions SA *	1,597	14,676
Amalgamated Financial Corp	2,206	36,598
Ambac Financial Group Inc *	6,209	103,939
Amerant Bancorp Inc *	3,356	62,321
American Assets Trust Inc REIT	6,591	213,812
American Equity Investment Life Holding Co	3,844	121,201
American Finance Trust Inc REIT	14,618	143,549
American National Bankshares Inc	2,193	72,523
American Realty Investors Inc *	1,143	10,093
Ameris Bancorp	2,418	126,969

	Shares	Value
AMERISAFE Inc	2,885	$184,640
Ames National Corp	2,200	56,276
Apollo Commercial Real Estate Finance Inc REIT	17,686	247,073
Arbor Realty Trust Inc REIT	15,051	239,311
Ares Commercial Real Estate Corp REIT	4,516	61,960
Argo Group International Holdings Ltd	4,245	213,608
Arlington Asset Investment Corp ‘A’ REIT *	6,506	26,284
Armada Hoffler Properties Inc REIT	7,217	90,501
ARMOUR Residential REIT Inc	8,812	107,506
Arrow Financial Corp	2,520	83,941
Artisan Partners Asset Management Inc ‘A’	4,327	225,740
Assetmark Financial Holdings Inc *	1,587	37,041
Associated Capital Group Inc ‘A’	486	17,428
Atlantic Capital Bancshares Inc *	3,738	90,086
Atlantic Union Bankshares Corp	10,015	384,175
Auburn National BanCorp Inc	514	19,722
Axos Financial Inc *	1,936	91,011
B. Riley Financial Inc	2,677	150,929
Banc of California Inc	5,601	101,266
BancFirst Corp	2,792	197,366
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,457	67,434
BancorpSouth Bank	13,539	439,747
Bank First Corp	184	13,798
Bank of Commerce Holdings	4,216	53,754
Bank of Marin Bancorp	2,394	93,749
Bank7 Corp	711	12,521
BankFinancial Corp	4,372	45,119
BankUnited Inc	3,366	147,936
Bankwell Financial Group Inc	1,181	31,828
Banner Corp	1,276	68,049
Bar Harbor Bankshares	2,334	68,666
Baycom Corp *	1,529	27,553
BCB Bancorp Inc	3,795	52,371
Berkshire Hills Bancorp Inc	1,635	36,493
BGC Partners Inc ‘A’	41,013	198,093
Blackstone Mortgage Trust Inc ‘A’ REIT	17,775	551,025
Blucora Inc *	6,574	109,391
Bluerock Residential Growth REIT Inc	2,651	26,802
Bogota Financial Corp *	1,631	16,734
Boston Private Financial Holdings Inc	2,988	39,800
Bridgewater Bancshares Inc *	3,293	53,182
Broadmark Realty Capital Inc REIT	17,032	178,155
Broadstone Net Lease Inc REIT	4,375	80,062
Brookline Bancorp Inc	2,898	43,470
BRT Apartments Corp REIT	1,801	30,329
Bryn Mawr Bank Corp	3,136	142,719
Business First Bancshares Inc	2,831	67,746
Byline Bancorp Inc	3,500	74,025
C&F Financial Corp	810	35,875
Cadence BanCorp	4,506	93,409
California BanCorp *	1,475	26,270
Cambridge Bancorp	985	83,055
Camden National Corp	2,476	118,501
Cannae Holdings Inc *	11,050	437,801
Capital Bancorp Inc *	2,450	47,261
Capital City Bank Group Inc	2,033	52,899
Capitol Federal Financial Inc	4,782	63,338
Capstar Financial Holdings Inc	2,560	44,160
Capstead Mortgage Corp REIT	11,959	74,505
CareTrust REIT Inc	3,071	71,508
Carter Bankshares Inc *	4,396	61,368
CatchMark Timber Trust Inc ‘A’ REIT	6,357	64,714
Cathay General Bancorp	10,402	424,194
CB Financial Services Inc	1,843	40,786
CBTX Inc	2,495	76,646
Centerspace REIT	1,763	119,884
Central Pacific Financial Corp	946	25,239
Central Valley Community Bancorp	1,828	33,653
Century Bancorp Inc ‘A’	409	38,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Chatham Lodging Trust REIT *	6,482	$85,303
Chemung Financial Corp	1,107	46,295
Cherry Hill Mortgage Investment Corp REIT	2,854	26,656
Chimera Investment Corp REIT	24,820	315,214
ChoiceOne Financial Services Inc	1,259	30,279
CIT Group Inc	12,629	650,520
Citizens & Northern Corp	2,863	68,082
Citizens Holding Co	1,044	20,776
Citizens Inc *	7,614	44,085
City Holding Co	564	46,124
City Office REIT Inc	6,235	66,216
Civista Bancshares Inc	3,210	73,637
Clipper Realty Inc REIT	1,532	12,133
CNB Financial Corp	2,237	55,053
CNO Financial Group Inc	17,304	420,314
Coastal Financial Corp *	1,367	35,843
Codorus Valley Bancorp Inc	2,712	49,928
Colony Bankcorp Inc	2,763	43,103
Colony Capital Inc REIT	61,688	399,738
Colony Credit Real Estate Inc REIT	11,580	98,662
Columbia Banking System Inc	2,636	113,585
Columbia Financial Inc *	4,758	83,170
Columbia Property Trust Inc REIT	14,985	256,243
Community Bank System Inc	1,947	149,374
Community Bankers Trust Corp	5,953	52,505
Community Trust Bancorp Inc	2,612	115,006
ConnectOne Bancorp Inc	5,016	127,156
CorEnergy Infrastructure Trust Inc REIT	2,853	20,171
CorePoint Lodging Inc REIT	5,935	53,593
County Bancorp Inc	980	23,491
Cowen Inc ‘A’	2,336	82,110
Crawford & Co ‘A’	2,751	29,298
CrossFirst Bankshares Inc *	6,666	91,924
CTO Realty Growth Inc REIT	904	47,017
Cushman & Wakefield PLC *	9,693	158,190
Customers Bancorp Inc *	2,156	68,604
CVB Financial Corp	4,850	107,136
Diamond Hill Investment Group Inc	436	68,020
DiamondRock Hospitality Co REIT *	25,058	258,097
Dime Community Bancshares Inc	4,423	133,309
Diversified Healthcare Trust REIT	29,755	142,229
Donegal Group Inc ‘A’	3,294	48,949
Dynex Capital Inc REIT	3,196	60,500
Eagle Bancorp Inc	1,149	61,138
Eagle Bancorp Montana Inc	1,938	47,132
Eastern Bankshares Inc	18,634	359,450
EastGroup Properties Inc REIT	315	45,133
Ellington Financial Inc REIT	5,747	92,009
Ellington Residential Mortgage REIT	1,887	23,229
Employers Holdings Inc	1,039	44,739
Encore Capital Group Inc *	4,149	166,914
Enova International Inc *	4,604	163,350
Enstar Group Ltd *	1,653	407,845
Enterprise Bancorp Inc	2,010	65,365
Enterprise Financial Services Corp	3,638	179,863
Equity Bancshares Inc ‘A’ *	2,114	57,924
Esquire Financial Holdings Inc *	1,004	22,901
ESSA Bancorp Inc	2,415	38,640
Essent Group Ltd	14,045	666,997
Essential Properties Realty Trust Inc REIT	13,428	306,561
Evans Bancorp Inc	1,406	47,649
EZCORP Inc ‘A’ *	7,762	38,577
Farmers & Merchants Bancorp Inc	1,623	40,802
Farmers National Banc Corp	5,016	83,767
Farmland Partners Inc REIT	3,924	43,988
Fathom Holdings Inc *	639	23,407
FB Financial Corp	4,468	198,647
FBL Financial Group Inc ‘A’	1,371	76,666
Federal Agricultural Mortgage Corp ‘C’	986	99,310
Federated Hermes Inc	8,752	273,938
FedNat Holding Co	3,470	16,066

	Shares	Value
Fidelity D&D Bancorp Inc	657	$40,406
Financial Institutions Inc	2,959	89,628
First BanCorp	7,967	89,708
First Bancorp NC	1,037	45,110
First Bank	2,808	34,173
First Busey Corp	7,533	193,221
First Business Financial Services Inc	2,146	53,071
First Capital Inc	579	28,203
First Choice Bancorp	2,457	59,730
First Commonwealth Financial Corp	3,395	48,786
First Community Bankshares Inc	3,156	94,648
First Community Corp	2,250	44,888
First Financial Bancorp	3,625	87,000
First Financial Corp	2,318	104,333
First Foundation Inc	4,194	98,391
First Guaranty Bancshares Inc	948	16,979
First Internet Bancorp	1,432	50,449
First Interstate BancSystem Inc ‘A’	5,790	266,572
First Merchants Corp	7,503	348,889
First Mid Bancshares Inc	2,500	109,825
First Midwest Bancorp Inc	4,192	91,847
First Northwest Bancorp	1,976	32,841
First Savings Financial Group Inc	370	24,842
First United Corp	1,837	32,368
First Western Financial Inc *	1,774	44,368
Flagstar Bancorp Inc	1,763	79,511
Flushing Financial Corp	5,047	107,148
FNCB Bancorp Inc	3,282	24,746
Franklin Financial Services Corp	1,387	43,247
Franklin Street Properties Corp REIT	14,558	79,341
FRP Holdings Inc *	1,002	49,318
FS Bancorp Inc	848	56,986
Fulton Financial Corp	21,954	373,877
FVCBankcorp Inc *	2,003	34,692
GAMCO Investors Inc ‘A’	569	10,555
Genworth Financial Inc ‘A’ *	66,032	219,226
German American Bancorp Inc	3,757	173,649
Getty Realty Corp REIT	4,379	124,013
Glacier Bancorp Inc	11,471	654,765
Gladstone Commercial Corp REIT	3,778	73,898
Gladstone Land Corp REIT	1,923	35,191
Global Medical REIT Inc	6,218	81,518
Global Net Lease Inc REIT	11,826	213,578
Goosehead Insurance Inc ‘A’	1,512	162,056
Granite Point Mortgage Trust Inc REIT	1,983	23,737
Great Ajax Corp REIT	3,352	36,537
Great Southern Bancorp Inc	1,874	106,200
Great Western Bancorp Inc	2,055	62,246
Greene County Bancorp Inc	692	17,307
Greenlight Capital Re Ltd ‘A’ *	4,453	38,741
Guaranty Bancshares Inc	1,729	63,541
Hancock Whitney Corp	11,713	492,063
Hanmi Financial Corp	1,109	21,881
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	8,907	499,683
Harborone Bancorp Inc	8,675	116,852
Hawthorn Bancshares Inc	1,173	24,973
HBT Financial Inc	2,878	49,271
HCI Group Inc	992	76,205
Healthcare Realty Trust Inc REIT	17,864	541,636
Heartland Financial USA Inc	5,000	251,300
Heritage Commerce Corp	9,746	119,096
Heritage Financial Corp	1,322	37,333
Heritage Insurance Holdings Inc	2,899	32,121
Hersha Hospitality Trust REIT *	5,026	53,024
Hilltop Holdings Inc	9,223	314,781
Hingham Institution for Savings	255	72,359
Home Bancorp Inc	1,719	61,970
Home BancShares Inc	20,621	557,798
Home Point Capital Inc *	1,695	15,764
HomeStreet Inc	797	35,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
HomeTrust Bancshares Inc	2,317	$56,419
Hope Bancorp Inc	4,291	64,622
Horace Mann Educators Corp	1,542	66,630
Horizon Bancorp Inc	5,858	108,842
Howard Bancorp Inc *	2,233	36,711
Independence Holding Co	805	32,079
Independence Realty Trust Inc REIT	13,415	203,908
Independent Bank Corp	3,356	282,542
Independent Bank Corp MI	3,880	91,723
Independent Bank Group Inc	4,645	335,555
Indus Realty Trust Inc	285	17,146
Industrial Logistics Properties Trust REIT	8,145	188,394
Innovative Industrial Properties Inc REIT	1,773	319,424
International Bancshares Corp	7,425	344,668
Invesco Mortgage Capital Inc REIT	29,168	116,964
Investar Holding Corp	1,676	34,442
Investors Bancorp Inc	9,217	135,398
Investors Title Co	199	33,034
iStar Inc REIT	2,583	45,926
James River Group Holdings Ltd	144	6,569
Kearny Financial Corp	9,314	112,513
Kennedy-Wilson Holdings Inc	15,606	315,397
Kite Realty Group Trust REIT	10,890	210,068
KKR Real Estate Finance Trust Inc REIT	4,084	75,105
Ladder Capital Corp REIT	13,262	156,492
Lakeland Bancorp Inc	7,828	136,442
Lakeland Financial Corp	3,325	230,057
Landmark Bancorp Inc	1,542	40,740
LCNB Corp	3,061	53,567
Legacy Housing Corp *	1,348	23,900
LendingClub Corp *	9,382	154,991
Level One Bancorp Inc	1,034	26,657
Lexington Realty Trust REIT	34,316	381,251
Limestone Bancorp Inc *	1,230	19,496
Live Oak Bancshares Inc	4,036	276,426
LTC Properties Inc REIT	3,256	135,840
Luther Burbank Corp	3,553	42,032
Macatawa Bank Corp	6,133	61,023
Mack-Cali Realty Corp REIT	11,480	177,710
Mackinac Financial Corp	3,049	42,747
MainStreet Bancshares Inc *	2,127	44,157
Marcus & Millichap Inc *	2,927	98,640
Marlin Business Services Corp	1,688	23,024
Maui Land & Pineapple Co Inc *	1,240	14,322
MBIA Inc *	7,178	69,052
McGrath RentCorp	1,426	115,007
Mercantile Bank Corp	2,275	73,869
Merchants Bancorp	1,777	74,527
Meridian Bancorp Inc	7,484	137,855
Meridian Corp	1,057	27,482
Meta Financial Group Inc	1,246	56,456
Metrocity Bankshares Inc	2,763	42,495
Metropolitan Bank Holding Corp *	1,067	53,734
MFA Financial Inc REIT	59,166	240,806
Mid Penn Bancorp Inc	1,216	32,601
Middlefield Banc Corp	1,148	24,062
Midland States Bancorp Inc	3,706	102,804
Midwest Holding Inc *	268	13,397
MidWestOne Financial Group Inc	2,137	66,183
MMA Capital Holdings Inc *	595	13,572
Monmouth Real Estate Investment Corp REIT	1,901	33,629
Mr Cooper Group Inc *	9,751	338,945
MVB Financial Corp	1,436	48,537
National Bank Holdings Corp ‘A’	822	32,617
National Bankshares Inc	1,585	56,283
National Health Investors Inc REIT	3,802	274,809
National Western Life Group Inc ‘A’	362	90,138
Navient Corp	23,806	340,664
NBT Bancorp Inc	1,558	62,164
Nelnet Inc ‘A’	2,287	166,356
NETSTREIT Corp	3,001	55,488

	Shares	Value
New Senior Investment Group Inc REIT	11,771	$73,333
New York Mortgage Trust Inc REIT	47,528	212,450
Newmark Group Inc ‘A’	19,034	190,435
NexPoint Residential Trust Inc REIT	2,544	117,253
NI Holdings Inc *	1,611	29,771
Nicolet Bankshares Inc *	1,485	123,938
NMI Holdings Inc ‘A’ *	10,136	239,615
Northeast Bank	284	7,495
Northfield Bancorp Inc	1,685	26,825
Northrim BanCorp Inc	1,435	61,002
Northwest Bancshares Inc	4,325	62,496
Norwood Financial Corp	1,089	28,978
Oak Valley Bancorp	1,622	27,817
OceanFirst Financial Corp	8,761	209,738
Oconee Federal Financial Corp	495	12,910
Office Properties Income Trust REIT	6,331	174,229
OFG Bancorp	3,760	85,051
Ohio Valley Banc Corp	880	21,366
Old National Bancorp	6,124	118,438
Old Second Bancorp Inc	5,711	75,442
One Liberty Properties Inc REIT	2,413	53,738
OP Bancorp	4,183	44,005
Oportun Financial Corp *	2,906	60,183
Oppenheimer Holdings Inc ‘A’	1,387	55,549
Orchid Island Capital Inc REIT	12,330	74,103
Origin Bancorp Inc	3,468	147,078
Orrstown Financial Services Inc	2,557	57,021
Pacific Premier Bancorp Inc	2,905	126,193
Park National Corp	1,837	237,524
Parke Bancorp Inc	2,742	54,813
Partners Bancorp	2,546	18,611
PCB Bancorp	3,427	51,405
PCSB Financial Corp	2,319	38,519
PDL Community Bancorp *	1,718	19,087
Peapack Gladstone Financial Corp	2,606	80,473
Pebblebrook Hotel Trust REIT	16,703	405,716
Penns Woods Bancorp Inc	1,238	29,823
PennyMac Financial Services Inc	4,730	316,295
PennyMac Mortgage Investment Trust REIT	7,985	156,506
Peoples Bancorp Inc	3,179	105,447
Peoples Bancorp of North Carolina Inc	919	21,725
Peoples Financial Services Corp	1,518	64,120
Physicians Realty Trust REIT	26,706	471,895
Piedmont Office Realty Trust Inc ‘A’ REIT	16,090	279,483
Pioneer Bancorp Inc *	2,204	25,677
Piper Sandler Cos	2,271	249,015
Plumas Bancorp	1,542	45,104
PotlatchDeltic Corp REIT	8,398	444,422
PRA Group Inc *	5,919	219,417
Preferred Apartment Communities Inc ‘A’ REIT	6,893	67,896
Preferred Bank	517	32,923
Premier Financial Bancorp Inc	3,183	59,172
Premier Financial Corp	4,927	163,872
Primis Financial Corp *	3,095	45,001
ProAssurance Corp	1,998	53,466
PROG Holdings Inc	7,571	327,749
ProSight Global Inc *	1,914	24,116
Protective Insurance Corp ‘B’	1,537	35,151
Provident Bancorp Inc	2,723	39,211
Provident Financial Holdings Inc	1,703	28,781
Provident Financial Services Inc	2,660	59,265
Prudential Bancorp Inc	1,505	22,214
QCR Holdings Inc	2,483	117,247
QTS Realty Trust Inc ‘A’ REIT	600	37,224
Radian Group Inc	24,529	570,299
Rafael Holdings Inc ‘B’ *	1,407	56,167
RBB Bancorp	2,528	51,243
RE/MAX Holdings Inc ‘A’	2,287	90,085
Ready Capital Corp REIT	6,535	87,700
Realogy Holdings Corp *	14,952	226,224
Red River Bancshares Inc	997	55,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Redwood Trust Inc REIT	14,058	$146,344
Regional Management Corp	1,298	44,989
Reliant Bancorp Inc	2,786	80,014
Renasant Corp	1,993	82,470
Republic Bancorp Inc ‘A’	1,861	82,424
Republic First Bancorp Inc *	5,702	21,497
Retail Opportunity Investments Corp REIT	15,094	239,542
Retail Properties of America Inc ‘A’ REIT	26,907	281,985
Retail Value Inc REIT	2,598	48,609
Richmond Mutual Bancorporation Inc	2,216	30,049
Riverview Bancorp Inc	6,672	46,237
RLI Corp	707	78,880
RLJ Lodging Trust REIT	21,159	327,541
RPT Realty REIT	10,123	115,503
Ryman Hospitality Properties Inc REIT *	968	75,030
S&T Bancorp Inc	1,319	44,187
Sabra Health Care REIT Inc	26,308	456,707
Safeguard Scientifics Inc *	3,752	25,589
Safehold Inc REIT	1,150	80,615
Safety Insurance Group Inc	518	43,642
Salisbury Bancorp Inc	924	41,035
Sandy Spring Bancorp Inc	6,537	283,902
Saul Centers Inc REIT	427	17,127
SB Financial Group Inc	1,545	28,212
Sculptor Capital Management Inc	2,758	60,345
Seacoast Banking Corp of Florida *	1,891	68,530
Security National Financial Corp ‘A’ *	4,130	38,616
Select Bancorp Inc *	2,718	30,088
Selective Insurance Group Inc	7,828	567,843
Selectquote Inc *	12,211	360,347
Seritage Growth Properties REIT *	4,708	86,392
Service Properties Trust REIT	21,281	252,393
ServisFirst Bancshares Inc	2,052	125,849
Shore Bancshares Inc	3,106	52,864
Sierra Bancorp	2,847	76,300
Silvercrest Asset Management Group Inc ‘A’	1,243	17,874
Silvergate Capital Corp ‘A’ *	2,501	355,567
Simmons First National Corp ‘A’	3,970	117,790
SiriusPoint Ltd * (Bermuda)	11,434	116,284
SITE Centers Corp REIT	19,910	269,980
SmartFinancial Inc	2,172	47,024
South Plains Financial Inc	2,594	58,936
South State Corp	8,888	697,797
Southern First Bancshares Inc *	1,091	51,146
Southern Missouri Bancorp Inc	1,674	65,989
Southside Bancshares Inc	1,193	45,942
Spirit of Texas Bancshares Inc	2,038	45,468
STAG Industrial Inc REIT	18,684	627,969
Standard AVB Financial Corp	152	4,963
State Auto Financial Corp	2,663	52,488
StepStone Group Inc ‘A’	1,604	56,573
Sterling Bancorp Inc *	3,757	21,265
Stewart Information Services Corp	956	49,741
Stifel Financial Corp	12,683	812,473
Stock Yards Bancorp Inc	2,533	129,335
StoneX Group Inc *	2,087	136,448
Stratus Properties Inc *	1,077	32,849
Summit Financial Group Inc	2,472	65,632
Summit Hotel Properties Inc REIT *	12,972	131,796
Sunstone Hotel Investors Inc REIT	27,688	344,992
SWK Holdings Corp *	1,079	15,689
Tanger Factory Outlet Centers Inc REIT	11,918	180,319
Terreno Realty Corp REIT	5,041	291,219
Territorial Bancorp Inc	2,035	53,846
Texas Capital Bancshares Inc *	6,456	457,860
The Bancorp Inc *	6,880	142,554
The Bank of NT Butterfield & Son Ltd (Bermuda)	7,151	273,311
The Bank of Princeton	1,714	49,055
The Community Financial Corp	1,464	50,142
The First Bancorp Inc	2,244	65,502

	Shares	Value
The First Bancshares Inc	2,817	$103,130
The First of Long Island Corp	4,247	90,249
The GEO Group Inc REIT	8,147	63,221
The Macerich Co REIT	19,507	228,232
The RMR Group Inc ‘A’	421	17,181
The St Joe Co	2,289	98,198
Timberland Bancorp Inc	1,260	35,041
Tiptree Inc	4,295	38,440
Tompkins Financial Corp	1,798	148,695
Towne Bank	9,486	288,374
TPG RE Finance Trust Inc REIT	8,340	93,408
Transcontinental Realty Investors Inc REIT *	596	12,826
Trean Insurance Group Inc *	1,807	29,183
TriCo Bancshares	3,963	187,727
TriState Capital Holdings Inc *	3,843	88,620
Triumph Bancorp Inc *	826	63,924
TrustCo Bank Corp NY	3,219	23,724
Trustmark Corp	8,888	299,170
Two Harbors Investment Corp REIT	35,609	261,014
UMB Financial Corp	5,589	516,032
UMH Properties Inc REIT	1,529	29,311
United Bankshares Inc	15,770	608,407
United Community Banks Inc	2,861	97,617
United Fire Group Inc	2,630	91,524
United Insurance Holdings Corp	3,835	27,650
United Security Bancshares	5,095	41,728
Unity Bancorp Inc	1,333	29,326
Universal Health Realty Income Trust REIT	342	23,181
Universal Insurance Holdings Inc	2,563	36,753
Univest Financial Corp	4,652	133,001
Urban Edge Properties REIT	15,107	249,568
Urstadt Biddle Properties Inc ‘A’ REIT	4,263	70,979
Valley National Bancorp	53,056	728,989
Vericity Inc *	1,073	10,612
Veritex Holdings Inc	1,708	55,886
Virtus Investment Partners Inc	868	204,414
Waddell & Reed Financial Inc ‘A’	7,704	192,985
Walker & Dunlop Inc	3,327	341,816
Washington Federal Inc	10,566	325,433
Washington Real Estate Investment Trust REIT	11,002	243,144
Washington Trust Bancorp Inc	2,720	140,434
Waterstone Financial Inc	3,036	61,995
Watford Holdings Ltd * (Bermuda)	2,421	83,791
WesBanco Inc	9,121	328,903
West Bancorporation Inc	2,080	50,107
Westamerica Bancorporation	866	54,367
Western Asset Mortgage Capital Corp REIT	10,218	32,595
Western New England Bancorp Inc	3,923	33,071
Westwood Holdings Group Inc	1,512	21,864
Whitestone REIT	5,943	57,647
WisdomTree Investments Inc	19,042	119,012
World Acceptance Corp *	614	79,673
WSFS Financial Corp	2,625	130,699
Xenia Hotels & Resorts Inc REIT *	9,177	178,951

		60,715,413

Industrial - 14.0%

908 Devices Inc *	361	17,509
AAR Corp	4,423	184,218
Advanced Emissions Solutions Inc	3,633	19,982
Aegion Corp *	4,138	118,968
Alamo Group Inc	294	45,908
Allied Motion Technologies Inc	280	14,372
Altra Industrial Motion Corp	8,246	456,169
American Outdoor Brands Inc *	2,158	54,382
American Superconductor Corp *	3,763	71,346
American Woodmark Corp *	2,216	218,453
API Group Corp * ~	18,032	372,902
Apogee Enterprises Inc	2,974	121,577

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Applied Industrial Technologies Inc	3,034	$276,610
Applied Optoelectronics Inc *	3,780	31,601
ArcBest Corp	3,297	232,010
Arcosa Inc	6,238	406,031
Ardmore Shipping Corp (Ireland)	5,526	25,088
Argan Inc	2,028	108,194
Astec Industries Inc	2,941	221,810
Astronics Corp *	3,511	63,338
Atlas Air Worldwide Holdings Inc *	3,182	192,320
AZZ Inc	3,344	168,370
Barnes Group Inc	6,065	300,460
Bel Fuse Inc ‘B’	1,709	33,992
Belden Inc	5,751	255,172
Benchmark Electronics Inc	4,878	150,828
Bloom Energy Corp ‘A’ *	317	8,575
Boise Cascade Co	4,225	252,782
Brady Corp ‘A’	1,656	88,513
Builders FirstSource Inc *	12,628	585,560
Cactus Inc ‘A’	3,487	106,772
Caesarstone Ltd	3,492	47,945
Casella Waste Systems Inc ‘A’ *	959	60,964
CECO Environmental Corp *	4,980	39,491
Chart Industries Inc *	4,589	653,244
CIRCOR International Inc *	2,742	95,476
Columbus McKinnon Corp	3,117	164,453
Comfort Systems USA Inc	3,326	248,685
Comtech Telecommunications Corp	3,437	85,375
Concrete Pumping Holdings Inc *	4,613	34,182
Construction Partners Inc ‘A’ *	2,231	66,662
Cornerstone Building Brands Inc *	3,963	55,601
Costamare Inc (Monaco)	7,273	69,966
Covanta Holding Corp	9,656	133,832
Covenant Logistics Group Inc ‘A’ *	1,932	39,780
DHT Holdings Inc	15,484	91,820
Diamond S Shipping Inc *	4,477	44,904
Dorian LPG Ltd *	4,637	60,884
Ducommun Inc *	1,514	90,840
DXP Enterprises Inc *	2,356	71,081
Dycom Industries Inc *	1,180	109,563
Eagle Bulk Shipping Inc *	1,064	38,432
Eastman Kodak Co *	3,055	24,043
Echo Global Logistics Inc *	962	30,216
EMCOR Group Inc	6,325	709,412
Encore Wire Corp	2,692	180,714
Enerpac Tool Group Corp	5,065	132,298
EnerSys	4,937	448,280
Eneti Inc	1,472	30,956
EnPro Industries Inc	2,701	230,314
ESCO Technologies Inc	343	37,349
FARO Technologies Inc *	265	22,941
Federal Signal Corp	829	31,751
Fluidigm Corp *	10,611	47,962
Fluor Corp	18,100	417,929
Forward Air Corp	1,420	126,110
Franklin Electric Co Inc	530	41,838
Frontline Ltd (Norway)	16,022	114,557
GATX Corp	4,466	414,177
Genco Shipping & Trading Ltd	2,995	30,190
Gencor Industries Inc *	1,817	24,366
General Finance Corp *	2,091	25,406
Gibraltar Industries Inc *	3,265	298,780
Golar LNG Ltd * (Bermuda)	13,607	139,200
GoPro Inc ‘A’ *	2,429	28,274
Graham Corp	1,768	25,176
Granite Construction Inc	5,486	220,811
Great Lakes Dredge & Dock Corp *	8,608	125,505
Greif Inc ‘A’	3,383	192,831
Greif Inc ‘B’	910	52,088
Griffon Corp	6,119	166,253
Harsco Corp *	10,334	177,228
Haynes International Inc	1,871	55,513

	Shares	Value
Heartland Express Inc	6,602	$129,267
Helios Technologies Inc	2,303	167,820
Heritage-Crystal Clean Inc *	2,298	62,345
Hillenbrand Inc	9,484	452,482
Hub Group Inc ‘A’ *	4,253	286,142
Hurco Cos Inc	1,043	36,818
Hydrofarm Holdings Group Inc *	843	50,850
Hyster-Yale Materials Handling Inc	1,346	117,264
IES Holdings Inc *	854	43,050
II-VI Inc *	1,664	113,768
Insteel Industries Inc	2,580	79,567
International Seaways Inc	3,456	66,977
Intevac Inc *	3,715	26,562
IntriCon Corp *	1,424	36,511
JELD-WEN Holding Inc *	8,853	245,140
Kaman Corp	3,284	168,436
KBR Inc	15,944	612,090
Kennametal Inc	10,651	425,720
Kimball Electronics Inc *	3,351	86,456
Knowles Corp *	11,555	241,731
Lawson Products Inc *	386	20,018
LB Foster Co ‘A’ *	1,783	31,916
LENSAR Inc *	2,034	14,767
LSI Industries Inc	4,249	36,244
Luxfer Holdings PLC (United Kingdom)	3,704	78,821
Lydall Inc *	2,395	80,807
Marten Transport Ltd	4,379	74,312
MasTec Inc *	6,729	630,507
Materion Corp	1,903	126,055
Matson Inc	5,494	366,450
Matthews International Corp ‘A’	4,110	162,551
Mayville Engineering Co Inc *	1,477	21,239
Mistras Group Inc *	3,187	36,364
Montrose Environmental Group Inc *	1,855	93,102
Moog Inc ‘A’	3,766	313,143
Mueller Industries Inc	7,232	299,043
Mueller Water Products Inc ‘A’	19,182	266,438
Myers Industries Inc	3,322	65,643
MYR Group Inc *	876	62,783
National Presto Industries Inc	692	70,632
NL Industries Inc	2,426	18,074
NN Inc *	6,470	45,743
Nordic American Tankers Ltd	21,193	68,877
Northwest Pipe Co *	1,491	49,829
NV5 Global Inc *	204	19,700
NVE Corp	183	12,828
O-I Glass Inc	5,207	76,751
Olympic Steel Inc	1,497	44,087
Overseas Shipholding Group Inc ‘A’ *	11,863	24,438
Pactiv Evergreen Inc	4,530	62,242
PAM Transportation Services Inc *	345	21,287
Pangaea Logistics Solutions Ltd	4,102	12,962
Park Aerospace Corp	3,120	41,246
Park-Ohio Holdings Corp	1,353	42,606
Patrick Industries Inc	259	22,015
PGT Innovations Inc *	4,847	122,387
Plexus Corp *	762	69,982
Powell Industries Inc	1,393	47,181
Primoris Services Corp	2,857	94,652
Radiant Logistics Inc *	6,252	43,451
Ranpak Holdings Corp *	4,091	82,065
Raven Industries Inc	4,334	166,122
Rexnord Corp	14,139	665,806
Ryerson Holding Corp *	2,553	43,503
Safe Bulkers Inc * (Greece)	10,038	24,593
Sanmina Corp *	8,269	342,171
Scorpio Tankers Inc (Monaco)	6,858	126,599
SEACOR Holdings Inc *	2,643	107,702
SFL Corp Ltd (Norway)	13,042	104,597
SMART Global Holdings Inc *	307	14,128
Smith & Wesson Brands Inc	7,449	129,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
SPX Corp *	1,553	$90,493
SPX FLOW Inc	5,480	347,048
Standex International Corp	1,634	156,161
Sterling Construction Co Inc *	3,353	77,790
Stoneridge Inc *	3,525	112,130
Sturm Ruger & Co Inc	386	25,503
Summit Materials Inc ‘A’ *	14,712	412,230
Terex Corp	8,649	398,459
The Eastern Co	1,019	27,309
The Gorman-Rupp Co	2,156	71,385
The Greenbrier Cos Inc	4,243	200,354
The Manitowoc Co Inc *	4,686	96,625
Thermon Group Holdings Inc *	4,593	89,518
Tidewater Inc *	4,224	52,927
TimkenSteel Corp *	6,539	76,833
Tredegar Corp	3,830	57,488
TriMas Corp *	5,452	165,305
Trinseo SA	3,431	218,452
Triumph Group Inc	6,979	128,274
TTM Technologies Inc *	13,193	191,299
Turtle Beach Corp *	2,095	55,874
Tutor Perini Corp *	5,635	106,783
UFP Industries Inc	1,310	99,350
UFP Technologies Inc *	987	49,172
Ultralife Corp *	2,319	19,201
Universal Logistics Holdings Inc	661	17,391
US Concrete Inc *	2,155	158,005
US Ecology Inc *	4,172	173,722
US Xpress Enterprises Inc ‘A’ *	3,646	42,841
Vishay Intertechnology Inc	17,058	410,757
Vishay Precision Group Inc *	1,850	56,999
Watts Water Technologies Inc ‘A’	1,989	236,313
Welbilt Inc *	12,338	200,493
Werner Enterprises Inc	1,062	50,095
Willis Lease Finance Corp *	636	27,641
WillScot Mobile Mini Holdings Corp *	14,472	401,598
Worthington Industries Inc	4,511	302,643

		26,561,361

Technology - 4.2%

3D Systems Corp *	14,849	407,457
Allscripts Healthcare Solutions Inc *	18,678	280,450
Alpha & Omega Semiconductor Ltd *	2,909	95,124
Ambarella Inc *	3,058	306,993
Amkor Technology Inc	10,855	257,372
Asure Software Inc *	564	4,309
Axcelis Technologies Inc *	557	22,887
AXT Inc *	5,654	65,926
BM Technologies Inc * Ω ±	162	1,741
Cerence Inc *	4,857	435,090
Cloudera Inc *	13,930	169,528
Cognyte Software Ltd * (Israel)	4,813	133,850
Cohu Inc	5,153	215,602
Computer Programs & Systems Inc	1,903	58,232
Conduent Inc *	22,067	146,966
Corsair Gaming Inc *	1,539	51,233
CTS Corp	4,280	132,937
Cubic Corp	3,691	275,238
Daily Journal Corp *	61	19,303
Diebold Nixdorf Inc *	5,897	83,325
Digi International Inc *	4,150	78,808
Digimarc Corp *	393	11,656
Diodes Inc *	4,553	363,512
Donnelley Financial Solutions Inc *	4,054	112,823
DSP Group Inc *	879	12,526
Ebix Inc	1,803	57,750
eGain Corp *	2,597	24,646
Evolent Health Inc ‘A’ *	8,404	169,761
GSI Technology Inc *	3,440	23,014
GTY Technology Holding Inc *	7,021	44,864

	Shares	Value
IBEX Holdings Ltd *	897	$19,734
Immersion Corp *	1,425	13,651
Insight Enterprises Inc *	3,257	310,783
ManTech International Corp ‘A’	2,075	180,421
MaxLinear Inc *	3,705	126,266
MicroStrategy Inc ‘A’ *	328	222,646
MTS Systems Corp	2,615	152,193
Neogames SA * (Israel)	572	20,460
NetScout Systems Inc *	9,173	258,312
NextGen Healthcare Inc *	7,491	135,587
ON24 Inc *	492	23,867
Onto Innovation Inc *	4,625	303,909
Outset Medical Inc *	446	24,258
Park City Group Inc *	2,704	16,521
Parsons Corp *	1,042	42,138
PDF Solutions Inc *	793	14,100
Perspecta Inc	3,331	96,766
Photronics Inc *	7,785	100,115
Pitney Bowes Inc	4,009	33,034
Pixelworks Inc *	3,139	10,390
PlayAGS Inc *	3,529	28,514
Quantum Corp *	5,361	44,657
Rackspace Technology Inc *	1,142	27,157
Rambus Inc *	14,692	285,612
SeaChange International Inc *	1,693	2,624
SecureWorks Corp ‘A’ *	1,713	22,920
StarTek Inc *	3,222	25,615
Sumo Logic Inc *	680	12,825
Super Micro Computer Inc *	4,119	160,888
Sykes Enterprises Inc *	4,740	208,939
Synaptics Inc *	309	41,845
Synchronoss Technologies Inc *	7,186	25,654
Telos Corp *	613	23,245
The ExOne Co *	571	17,907
Unisys Corp *	7,366	187,244
Veeco Instruments Inc *	6,543	135,702
Verint Systems Inc *	4,691	213,394
Viant Technology Inc ‘A’ *	460	24,329
Xperi Holding Corp	12,590	274,084

		7,931,229

Utilities - 3.7%

ALLETE Inc	6,670	448,157
Artesian Resources Corp ‘A’	1,177	46,350
Atlantic Power Corp *	13,355	38,596
Avista Corp	8,627	411,939
Black Hills Corp	8,034	536,430
Brookfield Infrastructure Corp ‘A’ (Canada)	2,146	163,890
Brookfield Renewable Corp ‘A’	14,975	700,830
California Water Service Group	653	36,790
Chesapeake Utilities Corp	206	23,913
Clearway Energy Inc ‘A’	3,857	102,249
Clearway Energy Inc ‘C’	8,573	241,244
Consolidated Water Co Ltd (Cayman)	2,477	33,316
Global Water Resources Inc	631	10,292
MGE Energy Inc	3,478	248,295
New Jersey Resources Corp	12,183	485,736
Northwest Natural Holding Co	3,595	193,950
NorthWestern Corp	6,517	424,909
ONE Gas Inc	5,950	457,615
Otter Tail Corp	3,599	166,166
PNM Resources Inc	10,936	536,411
Portland General Electric Co	11,489	545,383
RGC Resources Inc	884	19,607
SJW Group	1,719	108,280
South Jersey Industries Inc	5,580	125,996
Southwest Gas Holdings Inc *	6,699	460,288
Spire Inc	6,425	474,743
Unitil Corp	2,044	93,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Vidler Water Resources Inc *	597	$5,313

		7,140,078

Total Common Stocks (Cost $169,179,236)		185,341,206

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 2000 Value	9,501	1,515,125

Total Exchange-Traded Fund (Cost $1,591,573)		1,515,125

	Principal Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $5,906,670; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $6,024,868)	$5,906,670	5,906,670

Total Short-Term Investment (Cost $5,906,670)		5,906,670

TOTAL INVESTMENTS - 101.3% (Cost $176,677,479)		192,763,370

DERIVATIVES - 0.0%		40,097

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(2,545,049)

NET ASSETS - 100.0%		$190,258,418

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $2,110 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/21	216	$2,360,203	$2,400,300	$40,097

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$369	$-	$-	$369
	Common Stocks
	Basic Materials	9,668,249	9,668,249	-	-
	Communications	6,269,212	6,269,212	-	-
	Consumer, Cyclical	33,344,607	33,344,607	-	-
	Consumer, Non-Cyclical	25,066,370	25,066,370	-	-
	Diversified	36,042	36,042	-	-
	Energy	8,608,645	8,608,645	-	-
	Financial	60,715,413	60,715,413	-	-
	Industrial	26,561,361	26,561,361	-	-
	Technology	7,931,229	7,929,488	-	1,741
	Utilities	7,140,078	7,140,078	-	-

	Total Common Stocks	185,341,206	185,339,465	-	1,741

	Exchange-Traded Fund	1,515,125	1,515,125	-	-
	Short-Term Investment	5,906,670	-	5,906,670	-
	Derivatives:
	Equity Contracts
	Futures	40,097	40,097	-	-

	Total	$192,803,467	$186,894,687	$5,906,670	$2,110

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

Sociedad Quimica y Minera de Chile SA Exp 04/24/21 *	759	$3,032

Total Rights (Cost $0)		3,032

PREFERRED STOCKS - 1.1%

Brazil - 1.0%

Alpargatas SA *	6,800	44,507
Banco Bradesco SA	100,836	479,579
Banco Inter SA ~	2,800	25,917
Braskem SA ‘A’ *	3,100	21,859
Centrais Eletricas Brasileiras SA ‘B’	6,322	39,098
Cia de Transmissao de Energia Eletrica Paulista	7,100	31,951
Cia Energetica de Minas Gerais	43,666	101,084
Cia Paranaense de Energia ‘B’	42,560	53,912
Gerdau SA	42,376	227,515
Itau Unibanco Holding SA	102,904	511,353
Lojas Americanas SA	21,310	84,655
Petroleo Brasileiro SA	217,605	931,712
Usinas Siderurgicas de Minas Gerais SA Usiminas ‘A’	27,900	84,761

		2,637,903

Chile - 0.1%

Embotelladora Andina SA ‘B’	30,313	80,347
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	217,296

		297,643

Colombia - 0.0%

Grupo Argos SA	6,850	17,772
Grupo Aval Acciones y Valores SA	133,651	41,756
Grupo de Inversiones Suramericana SA	4,367	22,588

		82,116

South Korea - 0.0%

AMOREPACIFIC Group	34	1,220

Total Preferred Stocks (Cost $3,073,408)		3,018,882

COMMON STOCKS - 98.4%

Brazil - 3.4%

Ambev SA	99,260	269,636
Atacadao SA	16,905	69,739
B2W Cia Digital *	1,981	21,381
B3 SA - Brasil Bolsa Balcao	41,533	403,033
Banco Bradesco SA	30,247	126,337
Banco BTG Pactual SA	6,234	107,488
Banco do Brasil SA	36,528	197,610
Banco Inter SA	1,300	12,109
Banco Santander Brasil SA	10,880	76,546
BB Seguridade Participacoes SA	23,009	99,130
Braskem SA ADR *	3,433	48,817
BRF SA *	37,532	168,168
CCR SA	95,117	218,332
Centrais Eletricas Brasileiras SA	9,100	55,405
Cia Brasileira de Distribuicao	11,198	66,010

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo	10,802	$79,067
Cia Energetica de Minas Gerais	7,328	20,557
Cosan SA	4,969	80,706
CPFL Energia SA	7,000	37,831
Energisa SA	11,181	89,827
Eneva SA *	9,000	26,703
Engie Brasil Energia SA	6,550	48,677
Equatorial Energia SA	49,605	218,561
Hapvida Participacoes e Investimentos SA ~	14,650	38,729
Hypera SA	14,067	80,049
Itau Unibanco Holding SA	11,369	50,718
Klabin SA *	67,852	333,073
Localiza Rent a Car SA	18,865	200,191
Lojas Americanas SA	10,376	38,343
Lojas Renner SA	36,923	279,383
Magazine Luiza SA	55,958	201,219
Natura & Co Holding SA *	17,402	148,834
Neoenergia SA	6,200	18,340
Notre Dame Intermedica Participacoes SA	9,790	144,015
Petrobras Distribuidora SA	31,159	122,230
Petroleo Brasileiro SA	170,170	723,774
Porto Seguro SA	10,623	88,666
Raia Drogasil SA	33,345	148,459
Rumo SA *	57,065	205,301
Sendas Distribuidora SA *	11,198	146,902
Sul America SA	10,582	64,240
Suzano SA *	21,843	266,021
Telefonica Brasil SA	9,600	75,437
TIM SA	35,631	80,205
Ultrapar Participacoes SA	26,776	100,898
Vale SA	163,185	2,840,332
WEG SA	21,648	286,761

		9,223,790

Chile - 0.5%

Banco de Chile	559,354	65,934
Banco de Chile ADR	3,272	77,285
Banco de Credito e Inversiones SA	2,467	130,410
Banco Santander Chile	450,617	28,128
Banco Santander Chile ADR	3,297	81,864
Cencosud SA	75,771	161,962
Cia Cervecerias Unidas SA	3,038	26,642
Cia Cervecerias Unidas SA ADR	2,871	50,731
Colbun SA	337,804	65,697
Empresa Nacional de Telecomunicaciones SA	13,075	82,085
Empresas CMPC SA	33,527	107,640
Empresas COPEC SA	7,953	98,238
Enel Americas SA	942,058	157,215
Enel Americas SA ADR	10,585	89,761
Enel Chile SA ADR	18,732	73,429
Falabella SA	13,577	61,664
Itau CorpBanca *	8,062,895	30,890
Plaza SA	8,397	17,430

		1,407,005

China - 35.4%

360 Security Technology Inc ‘A’	8,400	17,907
A-Living Smart City Services Co Ltd ‘H’ ~	2,000	8,903
AAC Technologies Holdings Inc	58,500	297,807
AECC Aviation Power Co Ltd ‘A’	2,600	18,139
Agile Group Holdings Ltd	126,000	206,772
Agricultural Bank of China Ltd ‘H’	1,016,000	407,276
Aier Eye Hospital Group Co Ltd ‘A’	6,900	62,687
Air China Ltd ‘H’	116,000	100,754
Airtac International Group	2,484	88,605
Alibaba Group Holding Ltd *	74,300	2,111,056
Alibaba Group Holding Ltd ADR *	34,889	7,910,383
Alibaba Health Information Technology Ltd *	50,000	142,866
Aluminum Corp of China Ltd ‘H’ *	268,000	111,391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Angel Yeast Co Ltd ‘A’	3,000	$25,407
Anhui Conch Cement Co Ltd ‘H’	102,000	666,082
Anhui Gujing Distillery Co Ltd ‘A’	500	16,077
Anhui Jinhe Industrial Co Ltd ‘A’	2,000	12,074
Anhui Kouzi Distillery Co Ltd ‘A’	4,600	43,619
ANTA Sports Products Ltd	33,000	541,262
Apeloa Pharmaceutical Co Ltd ‘A’	9,300	40,466
Asymchem Laboratories Tianjin Co Ltd ‘A’	500	22,144
Avary Holding Shenzhen Co Ltd ‘A’	3,500	19,151
Baidu Inc ADR *	5,402	1,175,205
Bank of Beijing Co Ltd ‘A’	22,200	16,271
Bank of Changsha Co Ltd ‘A’	14,100	22,514
Bank of Chengdu Co Ltd ‘A’	14,500	24,939
Bank of China Ltd ‘H’	1,858,400	708,856
Bank of Communications Co Ltd ‘H’	463,925	295,818
Bank of Hangzhou Co Ltd ‘A’	18,800	48,497
Bank of Jiangsu Co Ltd ‘A’	29,380	29,037
Bank of Nanjing Co Ltd ‘A’	34,300	53,001
Bank of Ningbo Co Ltd ‘A’	13,100	77,900
Bank of Shanghai Co Ltd ‘A’	16,900	22,685
Baoshan Iron & Steel Co Ltd ‘A’	43,300	53,491
BeiGene Ltd *	10,600	281,376
BeiGene Ltd ADR *	638	222,075
Beijing Capital Co Ltd ‘A’	47,000	23,474
Beijing Dabeinong Technology Group Co Ltd ‘A’	11,500	14,826
Beijing Enlight Media Co Ltd ‘A’	5,200	9,531
Beijing Kunlun Tech Co Ltd ‘A’	4,300	15,643
Beijing New Building Materials PLC ‘A’	3,500	23,090
Beijing Oriental Yuhong Waterproof Technology Co Ltd ‘A’	7,500	58,617
Beijing Originwater Technology Co Ltd ‘A’	8,900	10,919
Beijing Shunxin Agriculture Co Ltd ‘A’	1,100	7,885
Beijing Sinnet Technology Co Ltd ‘A’	7,700	20,248
Betta Pharmaceuticals Co Ltd ‘A’	1,000	16,268
BGI Genomics Co Ltd ‘A’	2,400	45,100
Blue Sail Medical Co Ltd ‘A’	9,700	28,599
BOE Technology Group Co Ltd ‘A’	71,500	68,659
Bright Dairy & Food Co Ltd ‘A’	6,800	19,082
BYD Co Ltd ‘H’	21,500	465,190
BYD Electronic International Co Ltd	53,500	315,369
C&S Paper Co Ltd ‘A’	5,700	22,539
Caitong Securities Co Ltd ‘A’	12,400	21,148
CGN Power Co Ltd ‘H’ ~	171,000	41,415
Chacha Food Co Ltd ‘A’	2,300	17,227
Changchun High & New Technology Industry Group Inc ‘A’	1,200	83,216
Changjiang Securities Co Ltd ‘A’	16,300	17,601
Changzhou Xingyu Automotive Lighting Systems Co Ltd ‘A’	600	17,345
Chaozhou Three-Circle Group Co Ltd ‘A’	4,000	25,655
Chengdu Kanghong Pharmaceutical Group Co Ltd ‘A’	3,700	16,545
China Cinda Asset Management Co Ltd ‘H’	524,000	109,309
China CITIC Bank Corp Ltd ‘H’	489,000	248,709
China Coal Energy Co Ltd ‘H’	163,000	75,307
China Common Rich Renewable Energy Investments Ltd * Ω ±	122,000	14,712
China Conch Venture Holdings Ltd	78,000	367,492
China Construction Bank Corp ‘H’	3,400,340	2,866,202
China Eastern Airlines Corp Ltd ‘H’	132,000	62,291
China Everbright Bank Co Ltd ‘H’	234,000	102,212
China Evergrande Group	138,000	263,447
China Fortune Land Development Co Ltd ‘A’	30,700	29,489
China Galaxy Securities Co Ltd ‘H’	245,500	151,829
China Gas Holdings Ltd	195,200	801,429
China Gezhouba Group Co Ltd ‘A’	16,400	18,976
China Hongqiao Group Ltd	151,500	202,625
China International Capital Corp Ltd ‘H’ * ~	98,400	239,390
China Jushi Co Ltd ‘A’	8,400	24,785
China Life Insurance Co Ltd ‘H’	160,000	332,510

	Shares	Value
China Literature Ltd * ~	9,800	$97,498
China Longyuan Power Group Corp Ltd ‘H’	99,000	135,210
China Mengniu Dairy Co Ltd *	164,000	944,763
China Merchants Bank Co Ltd ‘H’	144,800	1,109,340
China Merchants Energy Shipping Co Ltd ‘A’	26,500	21,132
China Merchants Securities Co Ltd ‘H’ ~	17,680	24,441
China Merchants Shekou Industrial Zone Holdings Co Ltd ‘A’	19,600	36,747
China Minsheng Banking Corp Ltd ‘H’	307,000	178,253
China Molybdenum Co Ltd ‘H’	198,000	120,886
China National Building Material Co Ltd ‘H’	426,000	617,150
China National Medicines Corp Ltd ‘A’	3,200	16,587
China National Nuclear Power Co Ltd ‘A’	30,100	25,297
China Northern Rare Earth Group High-Tech Co Ltd ‘A’ *	3,900	11,449
China Oilfield Services Ltd ‘H’	150,000	155,097
China Overseas Land & Investment Ltd	307,000	802,489
China Pacific Insurance Group Co Ltd ‘H’	206,000	815,363
China Petroleum & Chemical Corp ‘H’	1,146,400	607,348
China Railway Group Ltd ‘H’	266,000	141,037
China Railway Signal & Communication Corp Ltd ‘H’ ~	109,000	44,760
China Resources Beer Holdings Co Ltd	51,333	404,595
China Resources Cement Holdings Ltd	244,000	275,235
China Resources Gas Group Ltd	90,000	499,536
China Resources Land Ltd	258,444	1,259,610
China Resources Power Holdings Co Ltd	64,000	85,311
China Resources Sanjiu Medical & Pharmaceutical Co Ltd ‘A’	5,300	19,803
China Shenhua Energy Co Ltd ‘H’	247,000	510,662
China Southern Airlines Co Ltd ‘H’ *	162,000	120,260
China State Construction Engineering Corp Ltd ‘A’	46,900	37,180
China Taiping Insurance Holdings Co Ltd	112,834	230,760
China Tourism Group Duty Free Corp Ltd ‘A’	3,200	150,137
China Tower Corp Ltd ‘H’ ~	2,994,000	444,562
China TransInfo Technology Co Ltd ‘A’	4,100	9,905
China Vanke Co Ltd ‘H’	140,800	553,285
China Yangtze Power Co Ltd ‘A’	22,100	72,341
China Zheshang Bank Co Ltd ‘H’	85,000	38,935
Chongqing Brewery Co Ltd ‘A’	600	10,217
Chongqing Fuling Zhacai Group Co Ltd ‘A’	2,700	17,368
Chongqing Rural Commercial Bank Co Ltd ‘H’	181,000	78,089
Chongqing Zhifei Biological Products Co Ltd ‘A’	3,500	92,706
Chow Tai Seng Jewellery Co Ltd ‘A’	2,800	14,967
CIFI Holdings Group Co Ltd	207,378	201,791
CITIC Ltd	280,000	266,007
CITIC Securities Co Ltd ‘H’	79,000	182,599
CNHTC Jinan Truck Co Ltd ‘A’	5,500	32,210
Contemporary Amperex Technology Co Ltd ‘A’	3,200	159,048
COSCO SHIPPING Holdings Co Ltd ‘H’ *	203,500	263,388
Country Garden Holdings Co Ltd	643,373	828,191
Country Garden Services Holdings Co Ltd	55,710	567,822
CSC Financial Co Ltd ‘H’ ~	33,000	43,486
CSPC Pharmaceutical Group Ltd	713,920	867,986
Da An Gene Co Ltd of Sun Yat-Sen University ‘A’	5,100	23,676
Dali Foods Group Co Ltd ~	201,500	114,553
Daqin Railway Co Ltd ‘A’	39,600	42,389
DaShenLin Pharmaceutical Group Co Ltd ‘A’	1,000	12,820
Datang International Power Generation Co Ltd ‘H’	78,000	12,450
DHC Software Co Ltd ‘A’	18,300	20,837
Dian Diagnostics Group Co Ltd ‘A’	5,700	30,490
Dong-E-E-Jiao Co Ltd ‘A’	3,200	18,485
Dongfeng Motor Group Co Ltd ‘H’	162,000	151,125
Dongxing Securities Co Ltd ‘A’	11,200	18,786
East Money Information Co Ltd ‘A’	9,600	40,177
ENN Energy Holdings Ltd	32,800	529,040
ENN Natural Gas Co Ltd ‘A’	10,700	28,735

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Eve Energy Co Ltd ‘A’	3,300	$38,148
Everbright Securities Co Ltd ‘H’ ~	11,000	9,770
Fangda Carbon New Material Co Ltd ‘A’ *	15,900	19,868
Fangda Special Steel Technology Co Ltd ‘A’ *	15,100	20,617
FAW Jiefang Group Co Ltd ‘A’ *	12,700	21,210
First Capital Securities Co Ltd ‘A’	16,900	19,934
Flat Glass Group Co Ltd ‘H’	16,000	48,851
Focus Media Information Technology Co Ltd ‘A’	27,500	39,118
Foshan Haitian Flavouring & Food Co Ltd ‘A’	5,800	141,959
Fosun International Ltd	156,792	220,129
Founder Securities Co Ltd ‘A’ *	15,100	20,106
Fujian Sunner Development Co Ltd ‘A’	9,648	38,027
Futu Holdings Ltd ADR *	1,321	209,801
Fuyao Glass Industry Group Co Ltd ‘H’ ~	41,200	245,752
G-bits Network Technology Xiamen Co Ltd ‘A’	500	28,491
Ganfeng Lithium Co Ltd ‘H’ ~	3,800	46,824
GCL-Poly Energy Holdings Ltd *	243,000	62,374
GDS Holdings Ltd ADR *	1,814	147,097
Geely Automobile Holdings Ltd	361,000	928,515
GEM Co Ltd ‘A’	17,200	22,643
Gemdale Corp ‘A’	11,000	20,192
GF Securities Co Ltd ‘H’	102,000	156,808
Giant Network Group Co Ltd ‘A’	6,300	13,986
Gigadevice Semiconductor Beijing Inc ‘A’	700	18,330
GoerTek Inc ‘A’	11,300	47,115
Gotion High-tech Co Ltd ‘A’ *	3,400	18,805
Great Wall Motor Co Ltd ‘H’	188,500	527,062
Gree Electric Appliances Inc of Zhuhai ‘A’	4,300	41,258
Guangdong Haid Group Co Ltd ‘A’	2,500	29,846
Guangdong Hongda Blasting Co Ltd ‘A’	4,500	21,359
Guangdong Investment Ltd	116,000	189,530
Guangdong Xinbao Electrical Appliances Holdings Co Ltd ‘A’	6,200	33,188
Guanghui Energy Co Ltd ‘A’ *	45,100	21,385
Guangzhou Automobile Group Co Ltd ‘H’	162,400	137,038
Guangzhou Baiyun International Airport Co Ltd ‘A’	10,000	20,389
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	12,000	29,156
Guangzhou Haige Communications Group Inc Co ‘A’	14,600	22,601
Guangzhou Kingmed Diagnostics Group Co Ltd ‘A’	600	11,680
Guangzhou R&F Properties Co Ltd ‘H’	25,600	33,811
Guangzhou Shiyuan Electronic Technology Co Ltd ‘A’	1,400	27,874
Guangzhou Tinci Materials Technology Co Ltd ‘A’	1,400	17,546
Guangzhou Wondfo Biotech Co Ltd ‘A’	800	10,049
Guangzhou Yuexiu Financial Holdings Group Co Ltd ‘A’	9,400	20,217
Guotai Junan Securities Co Ltd ‘H’ ~	32,800	47,466
Haier Smart Home Co Ltd ‘A’	7,500	35,753
Haier Smart Home Co Ltd ‘H’ *	161,600	651,156
Hainan Poly Pharm Co Ltd ‘A’	1,500	9,783
Haitong Securities Co Ltd ‘H’	125,600	116,629
Han’s Laser Technology Industry Group Co Ltd ‘A’	2,900	18,822
Hang Zhou Great Star Industrial Co Ltd ‘A’ *	4,100	22,081
Hangzhou First Applied Material Co Ltd ‘A’	1,100	14,467
Hangzhou Oxygen Plant Group Co Ltd ‘A’	2,300	10,507
Hangzhou Robam Appliances Co Ltd ‘A’	6,500	36,288
Hangzhou Tigermed Consulting Co Ltd * ~	3,900	77,667
Hefei Meiya Optoelectronic Technology Inc ‘A’	3,900	25,217
Heilongjiang Agriculture Co Ltd ‘A’	7,600	18,217
Henan Shuanghui Investment & Development Co Ltd ‘A’	9,870	61,963
Hengan International Group Co Ltd	63,000	414,247
Hengdian Group DMEGC Magnetics Co Ltd ‘A’	9,700	22,523
Hengli Petrochemical Co Ltd ‘A’	16,300	73,263

	Shares	Value
HengTen Networks Group Ltd *	56,000	$70,601
Hengtong Optic-electric Co Ltd ‘A’	11,209	21,016
Hengyi Petrochemical Co Ltd ‘A’	10,400	23,343
Hesteel Co Ltd ‘A’ *	36,600	13,182
Hithink RoyalFlush Information Network Co Ltd ‘A’	1,000	18,321
Hongfa Technology Co Ltd ‘A’	2,400	18,147
Huaan Securities Co Ltd ‘A’	22,400	21,903
Huadong Medicine Co Ltd ‘A’	7,400	41,843
Huafon Chemical Co Ltd ‘A’	11,100	19,916
Huagong Tech Co Ltd ‘A’	6,400	20,353
Hualan Biological Engineering Inc ‘A’	7,200	43,820
Huaneng Power International Inc ‘H’	184,000	65,450
Huatai Securities Co Ltd ‘H’ ~	55,600	85,402
Huaxi Securities Co Ltd ‘A’	14,500	22,069
Huaxia Bank Co Ltd ‘A’	36,800	36,184
Huaxin Cement Co Ltd ‘A’	5,700	20,676
Huayu Automotive Systems Co Ltd ‘A’	9,500	40,084
Huazhu Group Ltd ADR *	7,743	425,091
Hubei Biocause Pharmaceutical Co Ltd ‘A’	35,400	22,349
Hunan Valin Steel Co Ltd ‘A’	53,200	56,927
Hundsun Technologies Inc ‘A’	1,400	18,051
Huolinhe Opencut Coal Industry Corp Ltd of Inner Mongolia ‘A’	10,000	15,340
Iflytek Co Ltd ‘A’	3,800	28,199
Industrial & Commercial Bank of China Ltd ‘H’	2,249,045	1,617,739
Industrial Bank Co Ltd ‘A’	38,661	142,461
Industrial Securities Co Ltd ‘A’	15,100	19,535
Inner Mongolia BaoTou Steel Union Co Ltd ‘A’ *	117,400	27,987
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd ‘A’	30,100	24,370
Inner Mongolia Yili Industrial Group Co Ltd ‘A’	15,100	92,685
Innovent Biologics Inc * ~	25,000	255,680
Jafron Biomedical Co Ltd ‘A’	1,100	12,793
Jason Furniture Hangzhou Co Ltd ‘A’	1,900	23,393
JD.com Inc ‘A’ *	6,650	280,446
JD.com Inc ADR *	10,511	886,393
Jiangsu Changshu Rural Commercial Bank Co Ltd ‘A’	18,200	21,140
Jiangsu Expressway Co Ltd ‘H’	58,000	72,229
Jiangsu Hengli Hydraulic Co Ltd ‘A’	2,700	37,004
Jiangsu Hengrui Medicine Co Ltd ‘A’	10,500	148,252
Jiangsu King’s Luck Brewery JSC Ltd ‘A’	6,000	45,098
Jiangsu Shagang Co Ltd ‘A’	13,900	19,171
Jiangsu Yanghe Brewery Joint-Stock Co Ltd ‘A’	4,100	103,529
Jiangsu Yangnong Chemical Co Ltd ‘A’	1,200	22,052
Jiangsu Yoke Technology Co Ltd ‘A’	1,100	9,380
Jiangsu Yuyue Medical Equipment & Supply Co Ltd ‘A’	7,300	29,326
Jiangsu Zhongnan Construction Group Co Ltd ‘A’	9,700	10,355
Jiangsu Zhongtian Technology Co Ltd ‘A’	12,000	21,012
Jiangxi Copper Co Ltd ‘H’	78,000	149,792
Jiangxi Zhengbang Technology Co Ltd ‘A’	11,800	27,336
Joincare Pharmaceutical Group Industry Co Ltd ‘A’	5,000	9,813
Jointown Pharmaceutical Group Co Ltd ‘A’ *	6,800	18,752
Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd ‘A’	2,000	14,814
Joyoung Co Ltd ‘A’	4,203	19,747
JOYY Inc ADR	1,980	185,585
Juewei Food Co Ltd ‘A’	1,600	18,849
Kingdee International Software Group Co Ltd	69,000	216,383
Kingsoft Corp Ltd	44,000	294,253
Kuang-Chi Technologies Co Ltd ‘A’ *	5,100	15,765
Kunlun Energy Co Ltd	366,000	386,136
Kweichow Moutai Co Ltd ‘A’	2,600	799,630
KWG Group Holdings Ltd	105,500	181,383
KWG Living Group Holdings Ltd *	52,750	54,179

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Lao Feng Xiang Co Ltd ‘A’	1,400	$11,861
Laobaixing Pharmacy Chain JSC ‘A’	1,500	15,731
Lenovo Group Ltd	708,000	1,010,455
Lens Technology Co Ltd ‘A’	12,900	51,776
Leo Group Co Ltd ‘A’	37,600	16,912
Lepu Medical Technology Beijing Co Ltd ‘A’	9,600	43,056
Li Ning Co Ltd	131,000	856,999
Liaoning Cheng Da Co Ltd ‘A’	5,100	15,919
Lingyi iTech Guangdong Co ‘A’	15,900	19,932
Logan Group Co Ltd	139,000	234,764
Lomon Billions Group Co Ltd ‘A’	5,900	25,936
Longfor Group Holdings Ltd ~	128,000	848,973
LONGi Green Energy Technology Co Ltd ‘A’	8,083	109,439
Luenmei Quantum Co Ltd ‘A’	13,200	21,136
Luxi Chemical Group Co Ltd ‘A’	18,100	43,010
Luxshare Precision Industry Co Ltd ‘A’	15,300	79,498
Luzhou Laojiao Co Ltd ‘A’	3,500	120,929
Maccura Biotechnology Co Ltd ‘A’	1,600	9,944
Mango Excellent Media Co Ltd ‘A’	5,300	47,216
Meinian Onehealth Healthcare Holdings Co Ltd ‘A’ *	6,700	15,801
Meituan ‘B’ * ~	60,000	2,341,451
Metallurgical Corp of China Ltd ‘H’	229,000	59,586
Midea Group Co Ltd ‘A’	20,900	263,345
Ming Yang Smart Energy Group Ltd ‘A’	7,200	19,288
MLS Co Ltd ‘A’	5,700	11,595
Muyuan Foods Co Ltd ‘A’	10,800	165,599
NanJi E-Commerce Co Ltd ‘A’	14,300	20,093
Nanjing Hanrui Cobalt Co Ltd ‘A’	1,600	16,238
Nanjing Iron & Steel Co Ltd ‘A’	38,700	22,876
Nanjing King-Friend Biochemical Pharmaceutical Co Ltd ‘A’	2,109	12,900
Nanjing Securities Co Ltd ‘A’	6,500	10,089
NARI Technology Co Ltd ‘A’	6,300	30,062
NAURA Technology Group Co Ltd ‘A’	500	11,017
NavInfo Co Ltd ‘A’	8,000	17,869
NetEase Inc ADR	15,240	1,573,682
New China Life Insurance Co Ltd ‘H’	76,500	297,213
New Hope Liuhe Co Ltd ‘A’	13,200	40,397
New Oriental Education & Technology Group Inc ADR *	44,070	616,980
Ninestar Corp ‘A’	3,300	12,543
Ningbo Joyson Electronic Corp ‘A’	5,400	14,907
Ningbo Tuopu Group Co Ltd ‘A’	4,400	22,623
NIO Inc ADR *	17,799	693,805
Offcn Education Technology Co Ltd ‘A’	1,700	7,336
OFILM Group Co Ltd ‘A’	14,425	19,179
Oppein Home Group Inc ‘A’	1,200	28,903
Orient Securities Co Ltd ‘H’ ~	64,000	41,425
Oriental Pearl Group Co Ltd ‘A’	15,500	22,745
Ovctek China Inc ‘A’	1,300	17,954
Perfect World Co Ltd ‘A’	3,397	10,296
PetroChina Co Ltd ‘H’	742,000	269,020
PICC Property & Casualty Co Ltd ‘H’	592,341	515,394
Pinduoduo Inc ADR *	5,417	725,228
Ping An Bank Co Ltd ‘A’	36,400	122,539
Ping An Healthcare and Technology Co Ltd * ~	11,900	150,198
Ping An Insurance Group Co of China Ltd ‘H’	236,500	2,828,861
Poly Developments and Holdings Group Co Ltd ‘A’	17,900	38,975
Postal Savings Bank of China Co Ltd ‘H’ ~	454,000	340,247
Proya Cosmetics Co Ltd ‘A’	1,000	24,407
Qingdao TGOOD Electric Co Ltd ‘A’	5,500	21,394
RiseSun Real Estate Development Co Ltd ‘A’	27,500	27,113
Rongsheng Petro Chemical Co Ltd ‘A’	13,398	56,587
SAIC Motor Corp Ltd ‘A’	9,800	29,519
Sailun Group Co Ltd ‘A’	15,300	21,188
Sanan Optoelectronics Co Ltd ‘A’	3,300	11,786
Sangfor Technologies Inc ‘A’	300	11,354
Sansteel Minguang Co Ltd Fujian ‘A’	18,200	20,667

	Shares	Value
Sany Heavy Industry Co Ltd ‘A’	24,500	$128,396
SDIC Power Holdings Co Ltd ‘A’	14,800	22,451
Sealand Securities Co Ltd ‘A’	14,500	9,919
Seazen Group Ltd *	208,000	255,628
Seazen Holdings Co Ltd ‘A’	6,514	48,675
SF Holding Co Ltd ‘A’	8,500	105,609
Shaanxi Coal Industry Co Ltd ‘A’	25,700	43,545
Shandong Buchang Pharmaceuticals Co Ltd ‘A’	3,100	10,814
Shandong Gold Mining Co Ltd ‘H’ ~	49,000	92,421
Shandong Himile Mechanical Science & Technology Co Ltd ‘A’	6,900	31,077
Shandong Hualu Hengsheng Chemical Co Ltd ‘A’	7,700	44,379
Shandong Linglong Tyre Co Ltd ‘A’	7,300	52,335
Shandong Sinocera Functional Material Co Ltd ‘A’	1,700	11,080
Shandong Sun Paper Industry JSC Ltd ‘A’	10,500	25,283
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	172,000	341,072
Shanghai Bairun Investment Holding Group Co Ltd ‘A’	600	10,018
Shanghai Baosight Software Co Ltd ‘A’	2,300	20,576
Shanghai Electric Group Co Ltd ‘H’ *	156,000	56,258
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	26,500	113,440
Shanghai Jahwa United Co Ltd ‘A’	3,000	22,056
Shanghai Jinjiang International Hotels Co Ltd ‘A’	1,400	11,904
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	2,400	25,197
Shanghai M&G Stationery Inc ‘A’	1,500	19,618
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	50,700	99,654
Shanghai Pudong Development Bank Co Ltd ‘A’	44,436	74,643
Shanghai Putailai New Energy Technology Co Ltd ‘A’	1,400	20,401
Shanghai RAAS Blood Products Co Ltd ‘A’	10,700	12,176
Shanghai Yuyuan Tourist Mart Group Co Ltd ‘A’	5,200	8,543
Shanghai Zhangjiang High-Tech Park Development Co Ltd ‘A’	8,800	22,460
Shanxi Coking Coal Energy Group Co Ltd ‘A’	27,300	20,921
Shanxi Meijin Energy Co Ltd ‘A’ *	20,500	22,538
Shanxi Securities Co Ltd ‘A’	19,300	20,759
Shanxi Taigang Stainless Steel Co Ltd ‘A’	27,500	19,212
Shanxi Xinghuacun Fen Wine Factory Co Ltd ‘A’	1,600	81,828
Shenghe Resources Holding Co Ltd ‘A’ *	8,600	22,968
Shengyi Technology Co Ltd ‘A’	9,600	33,419
Shenwan Hongyuan Group Co Ltd ‘H’ ~	42,400	11,908
Shenzhen Everwin Precision Technology Co Ltd ‘A’	2,900	9,892
Shenzhen Goodix Technology Co Ltd ‘A’	1,700	29,195
Shenzhen Inovance Technology Co Ltd ‘A’	2,900	38,024
Shenzhen Kangtai Biological Products Co Ltd ‘A’	1,000	21,005
Shenzhen Mindray Bio-Medical Electronics Co Ltd ‘A’	2,300	140,850
Shenzhen MTC Co Ltd ‘A’ *	35,400	28,835
Shenzhen Overseas Chinese Town Co Ltd ‘A’	31,300	48,753
Shenzhen Sunlord Electronics Co Ltd ‘A’	3,900	19,789
Shenzhen Sunway Communication Co Ltd ‘A’	5,600	24,414
Shenzhen YUTO Packaging Technology Co Ltd ‘A’	3,400	15,158
Shenzhou International Group Holdings Ltd	38,600	807,378
Shijiazhuang Yiling Pharmaceutical Co Ltd ‘A’	3,800	14,269
Shimao Group Holdings Ltd	117,426	370,785
Sichuan Kelun Pharmaceutical Co Ltd ‘A’	6,800	22,971
Sichuan Swellfun Co Ltd ‘A’	1,182	12,942
Sieyuan Electric Co Ltd ‘A’	4,800	21,857
Silergy Corp	2,000	164,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Sinocare Inc ‘A’	3,300	$15,636
Sinolink Securities Co Ltd ‘A’	8,100	16,770
Sinoma Science & Technology Co Ltd ‘A’	5,000	17,877
Sinopharm Group Co Ltd ‘H’	119,600	289,755
Sinotruk Hong Kong Ltd	68,500	206,210
Skshu Paint Co Ltd ‘A’	800	24,371
Songcheng Performance Development Co Ltd ‘A’	6,900	22,623
SooChow Securities Co Ltd ‘A’	15,100	22,290
Spring Airlines Co Ltd ‘A’	1,400	12,766
Sunac China Holdings Ltd	219,000	941,813
Sunac Services Holdings Ltd * ~	6,724	21,464
Sungrow Power Supply Co Ltd ‘A’	1,400	15,479
Suning.com Co Ltd ‘A’ ±	32,900	34,635
Sunny Optical Technology Group Co Ltd	25,500	585,841
Sunwoda Electronic Co Ltd ‘A’	4,800	14,337
Suofeiya Home Collection Co Ltd ‘A’	3,200	16,109
Suzhou Dongshan Precision Manufacturing Co Ltd ‘A’	11,400	32,035
Suzhou Gold Mantis Construction Decoration Co Ltd ‘A’	16,800	24,299
TAL Education Group ADR *	4,430	238,556
Tangshan Jidong Cement Co Ltd ‘A’	9,700	23,072
Tech-Bank Food Co Ltd ‘A’ *	5,700	15,100
Tencent Holdings Ltd	149,800	11,955,166
Tencent Music Entertainment Group ADR *	12,791	262,088
The People’s Insurance Co Group of China Ltd ‘H’	317,000	103,064
Thunder Software Technology Co Ltd ‘A’	1,000	18,708
Tianjin 712 Communication & Broadcasting Co Ltd ‘A’	2,500	13,092
Tianjin Zhonghuan Semiconductor Co Ltd ‘A’	4,900	21,234
Tianshui Huatian Technology Co Ltd ‘A’	9,600	17,176
Tingyi Cayman Islands Holding Corp	178,000	327,293
Toly Bread Co Ltd ‘A’	1,300	9,524
TongFu Microelectronics Co Ltd ‘A’ *	4,700	14,036
Tonghua Dongbao Pharmaceutical Co Ltd ‘A’	11,400	21,613
Tongkun Group Co Ltd ‘A’	5,900	18,665
Tongling Nonferrous Metals Group Co Ltd ‘A’	54,800	22,421
Tongwei Co Ltd ‘A’	6,500	32,759
Topchoice Medical Corp ‘A’ *	400	15,356
TravelSky Technology Ltd ‘H’	51,000	119,646
Trip.com Group Ltd ADR *	19,819	785,427
Tsingtao Brewery Co Ltd ‘H’	38,000	338,207
Unigroup Guoxin Microelectronics Co Ltd ‘A’	1,300	21,311
Unisplendour Corp Ltd ‘A’	8,700	26,437
Universal Scientific Industrial Shanghai Co Ltd ‘A’	7,100	21,073
Valiant Co Ltd ‘A’	3,000	8,254
Vipshop Holdings Ltd ADR *	33,232	992,308
Walvax Biotechnology Co Ltd ‘A’	2,500	17,297
Wangfujing Group Co Ltd ‘A’	4,800	21,983
Wanhua Chemical Group Co Ltd ‘A’	7,700	124,806
Want Want China Holdings Ltd	476,000	357,632
Weibo Corp ADR *	5,311	267,993
Weichai Power Co Ltd ‘H’	178,800	448,855
Weihai Guangwei Composites Co Ltd ‘A’	1,500	15,926
Wens Foodstuffs Group Co Ltd ‘A’	19,800	51,219
Western Securities Co Ltd ‘A’	8,200	11,048
Will Semiconductor Co Ltd Shanghai ‘A’	2,000	78,919
Wingtech Technology Co Ltd ‘A’	2,200	33,102
Winning Health Technology Group Co Ltd ‘A’	1,800	4,535
Wuchan Zhongda Group Co Ltd ‘A’	32,700	24,285
Wuhan Guide Infrared Co Ltd ‘A’	3,100	16,972
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd ‘A’	11,300	37,948
Wuhu Token Science Co Ltd ‘A’	17,600	20,031
Wuliangye Yibin Co Ltd ‘A’	7,900	324,987
WUS Printed Circuit Kunshan Co Ltd ‘A’	8,600	22,049
WuXi AppTec Co Ltd ‘H’ ~	5,000	98,736
Wuxi Biologics Cayman Inc * ~	46,500	586,400

	Shares	Value
Wuxi Lead Intelligent Equipment Co Ltd ‘A’	1,600	$19,404
XCMG Construction Machinery Co Ltd ‘A’	18,000	20,906
Xiamen C & D Inc ‘A’	17,800	22,912
Xiamen Faratronic Co Ltd ‘A’	1,300	19,775
Xiamen Intretech Inc ‘A’	1,000	9,824
Xiamen Kingdomway Group Co ‘A’	4,300	25,922
Xiamen Tungsten Co Ltd ‘A’	6,200	17,422
Xinfengming Group Co Ltd ‘A’	3,000	7,631
Xinhu Zhongbao Co Ltd ‘A’	46,700	21,858
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	43,634	82,788
Xinjiang Zhongtai Chemical Co Ltd ‘A’	14,300	20,296
Xinyangfeng Agricultural Technology Co Ltd ‘A’	7,500	20,451
Xinyi Solar Holdings Ltd	136,970	227,034
Yango Group Co Ltd ‘A’	22,500	20,915
Yangzhou Yangjie Electronic Technology Co Ltd ‘A’	3,300	19,947
Yantai Jereh Oilfield Services Group Co Ltd ‘A’	2,000	10,712
Yanzhou Coal Mining Co Ltd ‘H’	162,000	192,115
Yealink Network Technology Corp Ltd ‘A’	1,700	17,761
Yifan Pharmaceutical Co Ltd ‘A’	6,900	21,460
Yihai International Holding Ltd *	26,000	271,266
Yintai Gold Co Ltd ‘A’	8,000	10,934
Yixintang Pharmaceutical Group Co Ltd ‘A’	3,000	21,263
Yonghui Superstores Co Ltd ‘A’	28,000	29,108
Yonyou Network Technology Co Ltd ‘A’	3,200	17,523
Youngor Group Co Ltd ‘A’	9,200	11,415
Yum China Holdings Inc	20,355	1,205,220
Yunda Holding Co Ltd ‘A’	8,400	18,031
Yunnan Aluminium Co Ltd ‘A’ *	19,000	28,319
Yunnan Baiyao Group Co Ltd ‘A’	2,100	38,739
Yunnan Copper Co Ltd ‘A’ *	10,100	20,982
Yunnan Energy New Material Co Ltd ‘A’	1,100	18,885
Yunnan Tin Co Ltd ‘A’ *	10,800	20,373
Zai Lab Ltd *	450	60,640
Zhangzhou Pientzehuang Pharmaceutical Co Ltd ‘A’	1,300	57,164
Zhefu Holding Group Co Ltd ‘A’	28,400	24,709
Zhejiang Century Huatong Group Co Ltd ‘A’ *	28,620	31,237
Zhejiang Chint Electrics Co Ltd ‘A’	6,500	36,112
Zhejiang Dahua Technology Co Ltd ‘A’	10,100	38,167
Zhejiang Dingli Machinery Co Ltd ‘A’	1,200	17,699
Zhejiang Huahai Pharmaceutical Co Ltd ‘A’	4,400	17,344
Zhejiang Huayou Cobalt Co Ltd ‘A’ *	1,612	17,075
Zhejiang Jingsheng Mechanical & Electrical Co Ltd ‘A’	3,300	16,679
Zhejiang Longsheng Group Co Ltd ‘A’	9,800	21,731
Zhejiang NHU Co Ltd ‘A’	9,100	53,306
Zhejiang Sanhua Intelligent Controls Co Ltd ‘A’	11,100	35,126
Zhejiang Satellite Petrochemical Co Ltd ‘A’	3,200	18,513
Zhejiang Semir Garment Co Ltd ‘A’	12,600	19,522
Zhejiang Supor Co Ltd ‘A’	1,800	19,682
Zhejiang Tianyu Pharmaceutical Co Ltd ‘A’	1,400	21,144
Zhejiang Weiming Environment Protection Co Ltd ‘A’	8,000	26,869
Zhejiang Weixing New Building Materials Co Ltd ‘A’	8,100	31,254
Zhengzhou Yutong Bus Co Ltd ‘A’	10,100	22,218
Zheshang Securities Co Ltd ‘A’	9,600	18,840
ZhongAn Online P&C Insurance Co Ltd ‘H’ * ~	51,800	315,691
Zhongji Innolight Co Ltd ‘A’	3,500	18,889
Zhongjin Gold Corp Ltd ‘A’	16,100	20,617
Zhongsheng Group Holdings Ltd	52,500	371,922
Zhuzhou Hongda Electronics Corp Ltd ‘A’	1,900	20,435
Zhuzhou Kibing Group Co Ltd ‘A’	11,100	21,958
Zijin Mining Group Co Ltd ‘H’	314,000	388,327
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	110,400	158,375
ZTE Corp ‘H’	38,800	99,172
ZTO Express Cayman Inc *	4,350	123,666
ZTO Express Cayman Inc ADR	23,769	692,866

		96,090,802

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Colombia - 0.2%

Banco de Bogota SA	2,127	$45,308
Bancolombia SA	5,998	47,094
Bancolombia SA ADR	2,132	68,203
Ecopetrol SA	131,284	84,829
Ecopetrol SA ADR	1,932	24,768
Grupo Argos SA	12,614	40,580
Grupo de Inversiones Suramericana SA	7,236	42,882
Grupo Energia Bogota SA ESP	26,592	19,535
Grupo Nutresa SA	5,542	35,068
Interconexion Electrica SA ESP	12,924	79,414

		487,681

Czech Republic - 0.1%

CEZ AS	5,535	136,791
Komercni banka AS *	1,929	59,531
O2 Czech Republic AS *	2,533	29,477

		225,799

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	39,259	139,958

Greece - 0.2%

Alpha Bank AE *	18,098	19,469
Eurobank Ergasias Services and Holdings SA *	38,790	32,989
Hellenic Petroleum SA	3,272	22,666
Hellenic Telecommunications Organization SA	7,706	123,645
JUMBO SA	2,049	37,596
LAMDA Development SA *	2,987	25,819
Motor Oil Hellas Corinth Refineries SA	1,764	27,842
Mytilineos SA	2,904	47,859
National Bank of Greece SA *	11,426	33,270
OPAP SA	11,102	149,986
Terna Energy SA	1,519	22,445

		543,586

Hong Kong - 0.3%

Nine Dragons Paper Holdings Ltd	133,000	195,532
Sino Biopharmaceutical Ltd	697,500	700,183

		895,715

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC *	46,348	335,523
OTP Bank Nyrt *	8,146	348,212
Richter Gedeon Nyrt	2,148	63,330

		747,065

India - 10.8%

3M India Ltd *	88	36,737
ABB Power Products & Systems India Ltd *	234	4,381
ACC Ltd	3,461	90,374
Adani Green Energy Ltd *	4,014	60,905
Adani Ports & Special Economic Zone Ltd *	35,882	345,511
Adani Power Ltd *	50,365	58,758
Adani Transmission Ltd *	23,355	290,890
Ambuja Cements Ltd	36,209	153,367
Apollo Hospitals Enterprise Ltd	3,769	149,975
Ashok Leyland Ltd *	66,489	103,701
Asian Paints Ltd	10,882	378,616
AU Small Finance Bank Ltd * ~	3,667	61,835
Aurobindo Pharma Ltd	26,305	317,888
Avenue Supermarts Ltd * ~	1,556	60,963

	Shares	Value
Axis Bank Ltd *	79,778	$765,897
Bajaj Auto Ltd *	2,993	150,617
Bajaj Finance Ltd *	6,445	456,282
Bajaj Finserv Ltd *	1,179	156,377
Bajaj Holdings & Investment Ltd *	2,066	93,339
Balkrishna Industries Ltd	6,204	143,606
Bank of Baroda *	51,876	52,732
Berger Paints India Ltd	12,181	127,710
Bharat Electronics Ltd	50,663	86,912
Bharat Forge Ltd *	7,103	58,122
Bharat Petroleum Corp Ltd	14,456	84,930
Bharti Airtel Ltd	66,901	474,562
Biocon Ltd *	17,412	97,615
Bosch Ltd	160	30,919
Britannia Industries Ltd	1,928	95,865
Cadila Healthcare Ltd *	17,878	107,980
Cholamandalam Investment and Finance Co Ltd	25,411	195,295
Cipla Ltd *	18,899	211,146
Coal India Ltd	36,400	65,109
Colgate-Palmolive India Ltd	4,137	88,405
Container Corp Of India Ltd	8,961	73,484
Dabur India Ltd	15,764	116,729
Divi’s Laboratories Ltd *	3,995	198,275
DLF Ltd	30,731	121,188
Dr Reddy’s Laboratories Ltd	4,013	248,265
Eicher Motors Ltd *	8,630	308,417
GAIL India Ltd	110,620	205,706
GlaxoSmithKline Pharmaceuticals Ltd	1,324	26,130
Godrej Consumer Products Ltd	14,455	144,626
Godrej Properties Ltd *	1,161	22,406
Grasim Industries Ltd	14,605	290,516
Gujarat Gas Ltd	5,452	41,064
Havells India Ltd	12,105	174,338
HCL Technologies Ltd	40,345	543,776
HDFC Asset Management Co Ltd ~	2,222	88,980
HDFC Bank Ltd *	88,341	1,808,317
HDFC Life Insurance Co Ltd * ~	7,123	67,979
Hero MotoCorp Ltd	7,294	291,632
Hindalco Industries Ltd	94,390	424,587
Hindustan Petroleum Corp Ltd	33,928	109,063
Hindustan Unilever Ltd	20,509	684,029
Honeywell Automation India Ltd	96	62,506
Housing Development Finance Corp Ltd	29,856	1,025,832
ICICI Bank Ltd *	69,883	559,024
ICICI Bank Ltd ADR *	22,216	356,122
ICICI Lombard General Insurance Co Ltd ~	5,155	101,330
ICICI Prudential Life Insurance Co Ltd * ~	10,771	65,765
IIFL Securities Ltd	6,089	3,903
Indian Oil Corp Ltd	44,854	56,495
Indraprastha Gas Ltd	10,382	72,926
Indus Towers Ltd	51,643	173,629
IndusInd Bank Ltd *	8,004	105,319
Info Edge India Ltd	1,474	86,625
Infosys Ltd	108,809	2,041,713
InterGlobe Aviation Ltd * ~	1,852	41,440
ITC Ltd	93,962	281,169
JSW Steel Ltd	68,601	441,741
Jubilant Foodworks Ltd *	4,184	167,126
Kansai Nerolac Paints Ltd	6,155	50,766
Kotak Mahindra Bank Ltd *	15,671	377,436
Larsen & Toubro Infotech Ltd ~	2,793	155,284
Larsen & Toubro Ltd	24,795	483,277
Lupin Ltd	13,804	193,131
Mahindra & Mahindra Ltd	35,306	385,880
Marico Ltd	23,626	133,232
Maruti Suzuki India Ltd	2,865	269,706
Motherson Sumi Systems Ltd *	100,583	278,698
Mphasis Ltd	5,625	136,840
MRF Ltd	99	111,695
Muthoot Finance Ltd *	11,489	189,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Nestle India Ltd	866	$203,671
NMDC Ltd	27,394	50,940
NTPC Ltd	56,992	83,391
Oil & Natural Gas Corp Ltd	50,816	71,233
Page Industries Ltd	371	154,209
Petronet LNG Ltd	60,231	185,374
Pfizer Ltd	213	13,209
PI Industries Ltd	3,048	94,303
Pidilite Industries Ltd *	4,354	108,026
Piramal Enterprises Ltd	3,808	91,686
Power Finance Corp Ltd	69,377	108,215
Power Grid Corp of India Ltd	49,725	146,955
Procter & Gamble Hygiene & Health Care Ltd	445	77,169
Punjab National Bank *	69,686	35,068
REC Ltd	63,809	114,934
Reliance Industries Ltd	67,370	1,852,420
SBI Life Insurance Co Ltd * ~	5,146	62,176
Shree Cement Ltd *	367	148,147
Shriram Transport Finance Co Ltd	9,990	195,580
Siemens Ltd	2,091	52,920
SRF Ltd	795	59,005
State Bank of India *	28,202	141,271
Sun Pharmaceutical Industries Ltd	34,276	280,656
Sundaram Finance Holdings Ltd	415	433
Tata Consultancy Services Ltd	31,217	1,360,183
Tata Consumer Products Ltd	22,209	194,572
Tata Motors Ltd *	153,733	638,903
Tata Steel Ltd	24,952	278,378
Tech Mahindra Ltd	31,495	428,324
Titan Co Ltd	9,846	210,514
Torrent Pharmaceuticals Ltd	3,726	129,858
UltraTech Cement Ltd	2,733	252,585
United Breweries Ltd	2,005	34,138
United Spirits Ltd *	13,844	105,617
UPL Ltd	44,730	394,533
Varun Beverages Ltd	1,192	16,376
Vedanta Ltd	140,592	441,615
Vodafone Idea Ltd *	365,134	46,471
Whirlpool of India Ltd	1,377	41,985
Wipro Ltd	57,348	325,469
Yes Bank Ltd *	79,442	16,997

		29,302,571

Indonesia - 1.5%

Aneka Tambang Tbk	373,400	58,210
P.T. Adaro Energy Tbk	596,200	48,341
P.T. Astra International Tbk	1,015,900	370,238
P.T. Bank Central Asia Tbk	265,400	568,380
P.T. Bank Danamon Indonesia Tbk	126,900	23,913
P.T. Bank Jago Tbk *	56,900	38,097
P.T. Bank Mandiri Persero Tbk	456,358	193,348
P.T. Bank Negara Indonesia Persero Tbk *	310,600	122,677
P.T. Bank Rakyat Indonesia Persero Tbk *	1,438,800	436,509
P.T. Bank Syariah Indonesia Tbk *	162,900	25,760
P.T. Barito Pacific Tbk *	748,100	49,542
P.T. Charoen Pokphand Indonesia Tbk	287,100	138,538
P.T. Elang Mahkota Teknologi Tbk *	10,100	1,578
P.T. Gudang Garam Tbk *	47,500	118,448
P.T. Indah Kiat Pulp & Paper Corp Tbk	200,800	144,811
P.T. Indocement Tunggal Prakarsa Tbk	77,600	65,500
P.T. Indofood CBP Sukses Makmur Tbk	108,600	68,789
P.T. Indofood Sukses Makmur Tbk	413,200	188,200
P.T. Jasa Marga Persero Tbk	103,744	28,897
P.T. Kalbe Farma Tbk	1,137,400	122,941
P.T. Mayora Indah Tbk	297,475	53,692
P.T. Merdeka Copper Gold Tbk *	525,500	78,167
P.T. Mitra Keluarga Karyasehat Tbk	138,900	25,179
P.T. Perusahaan Gas Negara Tbk	517,400	46,992
P.T. Sarana Menara Nusantara Tbk	1,435,600	108,754
P.T. Semen Indonesia Persero Tbk	207,300	148,907

	Shares	Value
P.T. Sumber Alfaria Trijaya Tbk	550,100	$34,085
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	185,430
P.T. Telekomunikasi Indonesia Persero Tbk ADR	4,673	110,470
P.T. Tower Bersama Infrastructure Tbk	454,900	64,890
P.T. Unilever Indonesia Tbk	244,000	110,451
P.T. United Tractors Tbk	188,196	286,707
P.T. Vale Indonesia Tbk *	156,800	47,454

		4,113,895

Malaysia - 1.6%

AMMB Holdings Bhd	108,400	76,626
Axiata Group Bhd	132,667	116,885
Batu Kawan Bhd	4,200	18,048
BIMB Holdings Bhd	46,700	47,641
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	36,252
CIMB Group Holdings Bhd	149,247	156,385
Dialog Group Bhd	139,052	104,375
DiGi.Com Bhd	111,800	98,180
Fraser & Neave Holdings Bhd	10,400	75,381
Gamuda Bhd *	83,695	72,239
Genting Bhd	105,900	128,563
Genting Malaysia Bhd	164,400	121,763
Genting Plantations Bhd	16,200	35,688
HAP Seng Consolidated Bhd	21,300	42,918
Hartalega Holdings Bhd	56,800	122,413
Heineken Malaysia Bhd	10,800	67,144
Hong Leong Bank Bhd	8,772	39,612
Hong Leong Financial Group Bhd	9,536	40,100
IHH Healthcare Bhd	25,000	32,095
IJM Corp Bhd	34,300	14,001
Inari Amertron Bhd	109,900	87,128
IOI Corp Bhd	64,646	65,324
IOI Properties Group Bhd	95,406	32,955
Kossan Rubber Industries	70,700	55,649
Kuala Lumpur Kepong Bhd	13,651	75,765
Malayan Banking Bhd	109,796	218,606
Malaysia Airports Holdings Bhd	55,700	84,125
Maxis Bhd	88,200	96,187
MISC Bhd	63,960	105,305
Nestle Malaysia Bhd	2,400	78,133
Petronas Chemicals Group Bhd	64,400	124,336
Petronas Dagangan Bhd	14,300	69,235
Petronas Gas Bhd	18,700	72,182
PPB Group Bhd	22,860	101,992
Press Metal Aluminium Holdings Bhd	48,020	114,866
Public Bank Bhd	543,250	550,567
QL Resources Bhd	70,220	102,625
RHB Bank Bhd	90,362	117,098
Sime Darby Bhd	233,687	135,365
Sime Darby Plantation Bhd	50,187	56,216
Sunway Bhd	83,854	34,385
Telekom Malaysia Bhd	34,192	50,572
Tenaga Nasional Bhd	61,200	149,480
TIME dotCom Bhd	23,100	79,665
Top Glove Corp Bhd	142,300	155,285
Westports Holdings Bhd	60,500	61,350
YTL Corp Bhd *	242,132	39,479

		4,360,184

Mexico - 1.9%

Alfa SAB de CV ‘A’	315,220	181,981
America Movil SAB de CV ‘L’	1,093,112	746,586
Arca Continental SAB de CV	15,108	74,544
Becle SAB de CV	10,969	25,094
Cemex SAB de CV *	572,717	404,050
Cemex SAB de CV ADR *	3,300	23,001
Coca-Cola Femsa S.A.B. de C.V.	21,583	99,692
Controladora Nemak S.A.B. de C.V. *	315,220	39,635
El Puerto de Liverpool SAB de CV ‘C1’	8,902	31,197

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Fomento Economico Mexicano SAB de CV	28,991	$218,558
Gruma SAB de CV ‘B’	16,433	194,073
Grupo Aeroportuario del Pacifico SAB de CV ‘B’ *	13,159	137,555
Grupo Aeroportuario del Pacifico SAB de CV ADR *	169	17,777
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	4,341	77,101
Grupo Aeroportuario del Sureste SAB de CV ADR *	226	40,181
Grupo Bimbo SAB de CV ‘A’	83,937	176,173
Grupo Carso SAB de CV ‘A1’ *	23,241	63,539
Grupo Elektra SAB de CV	2,780	186,917
Grupo Financiero Banorte SAB de CV ‘O’ *	79,457	447,559
Grupo Financiero Inbursa SAB de CV ‘O’ *	116,236	105,605
Grupo Mexico SAB de CV ‘B’	87,343	459,203
Grupo Televisa SAB *	181,139	322,407
Grupo Televisa SAB ADR *	3,700	32,782
Industrias Penoles SAB de CV *	5,930	76,486
Infraestructura Energetica Nova SAB de CV *	15,369	59,312
Kimberly-Clark de Mexico SAB de CV ‘A’	59,604	101,860
Orbia Advance Corp SAB. de CV	115,363	308,000
Wal-Mart de Mexico SAB de CV	137,957	435,142

		5,086,010

Peru - 0.1%

Aenza SAA ADR *	1,724	4,051
Cementos Pacasmayo SAA ADR	575	4,487
Cia de Minas Buenaventura SAA ADR *	3,780	37,914
Credicorp Ltd	1,717	234,491

		280,943

Philippines - 0.7%

Aboitiz Equity Ventures Inc	55,270	39,335
Aboitiz Power Corp	91,600	44,349
Ayala Corp	5,880	89,747
Ayala Land Inc	190,100	134,792
Bank of the Philippine Islands	61,069	102,727
BDO Unibank Inc	96,533	203,119
Emperador Inc	61,300	12,882
Globe Telecom Inc	1,440	55,837
Golden MV Holdings Inc *	3,290	30,609
International Container Terminal Services Inc	34,160	85,397
JG Summit Holdings Inc	90,342	111,291
Jollibee Foods Corp	19,940	72,759
LT Group Inc	37,900	10,554
Manila Electric Co	6,820	38,236
Megaworld Corp	724,200	53,505
Metro Pacific Investments Corp	596,700	46,051
Metropolitan Bank & Trust Co	110,470	101,158
PLDT Inc	5,960	150,771
San Miguel Corp	28,840	70,707
San Miguel Food and Beverage Inc	12,140	14,766
SM Investments Corp	3,472	68,762
SM Prime Holdings Inc	297,100	214,513
Universal Robina Corp	32,380	88,936

		1,840,803

Poland - 0.6%

Asseco Poland SA	1,437	24,571
Bank Polska Kasa Opieki SA *	6,794	121,223
Budimex SA	132	10,221
CD Projekt SA *	1,621	78,424
Cyfrowy Polsat SA	12,570	94,023
Dino Polska SA * ~	1,690	111,410
Grupa Lotos SA	4,301	47,212
ING Bank Slaski SA *	626	27,619
KGHM Polska Miedz SA *	5,526	265,500
LPP SA *	62	127,369

	Shares	Value
mBank SA *	681	$36,938
Orange Polska SA *	39,020	64,966
PGE Polska Grupa Energetyczna SA *	32,517	55,905
Polski Koncern Naftowy ORLEN SA	13,743	220,443
Polskie Gornictwo Naftowe i Gazownictwo SA	41,236	62,704
Powszechna Kasa Oszczednosci Bank Polski SA *	15,168	125,513
Powszechny Zaklad Ubezpieczen SA *	13,226	113,993
Santander Bank Polska SA *	1,443	79,758

		1,667,792

Qatar - 0.6%

Industries Qatar QSC	24,952	81,960
Masraf Al Rayan QSC	65,716	77,453
Mesaieed Petrochemical Holding Co	133,714	68,293
Ooredoo QPSC	52,496	102,107
Qatar Electricity & Water Co QSC	14,008	65,314
Qatar Fuel QSC	4,486	21,126
Qatar Gas Transport Co Ltd	135,627	117,744
Qatar International Islamic Bank QSC	8,746	20,990
Qatar Islamic Bank SAQ	45,737	206,837
Qatar National Bank QPSC	134,818	666,371
The Commercial Bank PSQC	67,340	89,663

		1,517,858

Romania - 0.0%

NEPI Rockcastle PLC	15,602	98,538

Russia - 1.0%

Gazprom PJSC ADR (SEAQ)	54,989	327,526
LUKOIL PJSC ADR (SEAQ)	4,976	402,108
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	75,731
Mail.Ru Group Ltd GDR * ~	950	21,705
MMC Norilsk Nickel PJSC ADR	14,223	443,250
Mobile TeleSystems PJSC ADR	17,291	144,207
Novatek PJSC GDR (LI) ~	397	78,375
Novolipetsk Steel PJSC GDR	2,105	67,086
PhosAgro PJSC GDR ~	3,651	63,600
Polyus PJSC GDR ~	1,053	96,884
Rosneft Oil Co PJSC GDR ~	13,853	104,684
Rostelecom PJSC ADR	2,200	18,579
Sberbank of Russia PJSC ADR (SEAQ)	37,113	570,630
Severstal PJSC GDR ~	3,088	62,289
Tatneft PJSC ADR	3,641	172,592
VTB Bank PJSC GDR ~	77,033	83,966
X5 Retail Group NV GDR ~	2,979	96,033

		2,829,245

Saudi Arabia - 2.5%

Advanced Petrochemical Co	6,553	127,614
Al Rajhi Bank	33,026	870,430
Alinma Bank *	54,019	265,335
Almarai Co JSC	9,551	132,435
Arab National Bank	19,217	107,205
Bank Al-Jazira	30,994	129,594
Bank AlBilad	16,586	155,803
Banque Saudi Fransi	12,836	114,355
Bupa Arabia for Cooperative Insurance Co *	2,463	78,684
Etihad Etisalat Co *	42,261	333,407
Jarir Marketing Co	3,850	186,838
Mobile Telecommunications Co Saudi Arabia *	49,571	198,503
Mouwasat Medical Services Co	2,270	95,030
National Commercial Bank	46,445	658,177
National Petrochemical Co	3,200	36,985
Rabigh Refining & Petrochemical Co *	8,390	37,860
Riyad Bank	31,532	188,788
SABIC Agri-Nutrients Co	6,451	169,403

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Sahara International Petrochemical Co	20,026	$118,144
Samba Financial Group *	23,146	237,932
Saudi Arabian Mining Co *	11,681	177,765
Saudi Basic Industries Corp	19,409	608,166
Saudi Electricity Co	19,339	121,181
Saudi Industrial Investment Group	11,576	100,465
Saudi Kayan Petrochemical Co *	40,252	171,332
Saudi Telecom Co	17,963	607,725
Southern Province Cement Co	4,091	95,994
The Saudi British Bank	36,027	253,130
The Saudi Investment Bank *	4,060	17,936
The Savola Group	17,281	181,283
Yanbu National Petrochemical Co	6,752	124,720

		6,702,219

South Africa - 4.0%

Absa Group Ltd	42,920	366,653
African Rainbow Minerals Ltd	2,987	56,100
Anglo American Platinum Ltd	1,650	240,646
Aspen Pharmacare Holdings Ltd *	30,219	295,274
Bid Corp Ltd *	16,208	314,197
Capitec Bank Holdings Ltd *	2,069	198,897
Clicks Group Ltd	15,496	252,387
Discovery Ltd	29,597	265,580
Exxaro Resources Ltd	19,226	226,466
FirstRand Ltd	138,532	484,129
Gold Fields Ltd ADR	65,005	616,898
Impala Platinum Holdings Ltd	59,723	1,102,578
Investec Ltd	18,992	55,809
Kumba Iron Ore Ltd	2,344	96,531
Mr Price Group Ltd	12,555	164,452
MTN Group	130,245	764,991
MultiChoice Group Ltd	28,539	248,536
Naspers Ltd ‘N’	5,643	1,351,556
Nedbank Group Ltd	27,353	259,319
Ninety One Ltd	2,633	8,563
Northam Platinum Ltd *	16,303	283,253
Old Mutual Ltd	356,143	304,756
Pepkor Holdings Ltd * ~	66,489	72,879
PSG Group Ltd	9,532	45,632
Sanlam Ltd	81,371	328,526
Sasol Ltd *	7,829	113,124
Sasol Ltd ADR *	12,973	187,979
Shoprite Holdings Ltd	33,430	355,631
Sibanye Stillwater Ltd	112,434	500,533
Standard Bank Group Ltd	56,128	476,515
The Bidvest Group Ltd	19,057	219,772
Tiger Brands Ltd	11,585	165,317
Vodacom Group Ltd	24,932	213,158
Woolworths Holdings Ltd *	60,483	202,581

		10,839,218

South Korea - 14.4%

Alteogen Inc *	898	71,441
Amorepacific Corp	843	193,605
AMOREPACIFIC Group	495	28,492
BGF retail Co Ltd	473	66,199
BNK Financial Group Inc	13,115	78,731
Bukwang Pharmaceutical Co Ltd	1,426	29,821
Celltrion Healthcare Co Ltd *	621	74,953
Celltrion Inc *	2,620	755,129
Celltrion Pharm Inc *	447	59,608
Cheil Worldwide Inc	5,055	95,209
CJ CheilJedang Corp	584	212,495
CJ Corp	1,168	97,409
CJ ENM Co Ltd	768	97,038
CJ Logistics Corp *	660	107,065
Com2uSCorp	422	63,145
Coway Co Ltd	2,686	156,053
CS Wind Corp	483	32,715

	Shares	Value
Daewoo Engineering & Construction Co Ltd *	12,570	$73,760
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	70,091
DB HiTek Co Ltd	1,760	88,011
DB Insurance Co Ltd	5,858	244,959
DL E&C Co Ltd *	1,228	130,748
DL Holdings Co Ltd	979	76,028
Dongsuh Cos Inc	708	20,031
Doosan Bobcat Inc *	2,413	90,061
Doosan Fuel Cell Co Ltd *	1,540	70,509
Doosan Heavy Industries & Construction Co Ltd *	10,172	117,670
Doosan Infracore Co Ltd *	10,741	108,327
Douzone Bizon Co Ltd	1,252	109,154
E-MART Inc	870	132,256
Ecopro BM Co Ltd	310	44,947
Fila Holdings Corp	1,985	76,129
Genexine Inc *	382	32,441
Green Cross Corp	147	47,005
GS Engineering & Construction Corp	4,613	176,216
GS Holdings Corp	3,828	132,825
GS Retail Co Ltd	3,329	112,615
Hana Financial Group Inc	16,333	617,762
Hanjin Kal Corp *	306	15,555
Hankook Tire & Technology Co Ltd	5,630	245,051
Hanmi Pharm Co Ltd	141	39,517
Hanmi Science Co Ltd	368	18,940
Hanon Systems	6,269	98,116
Hansol Chemical Co Ltd	475	101,680
Hanssem Co Ltd	358	37,045
Hanwha Aerospace Co Ltd	1,985	72,192
Hanwha Corp	2,378	67,349
Hanwha Life Insurance Co Ltd	20,359	57,677
Hanwha Solutions Corp *	7,045	314,956
Hite Jinro Co Ltd	1,761	57,536
HLB Inc *	2,350	81,953
HMM Co Ltd *	9,418	242,493
Hotel Shilla Co Ltd	1,133	87,439
Hugel Inc *	228	36,062
Hyosung Corp	430	33,876
Hyundai Autoever Corp	255	26,704
Hyundai Department Store Co Ltd	747	60,140
Hyundai Elevator Co Ltd	784	31,799
Hyundai Engineering & Construction Co Ltd	3,439	134,460
Hyundai Glovis Co Ltd	1,208	201,260
Hyundai Heavy Industries Holdings Co Ltd	387	99,874
Hyundai Marine & Fire Insurance Co Ltd	10,480	227,061
Hyundai Mobis Co Ltd	2,681	695,429
Hyundai Motor Co	3,031	587,430
Hyundai Rotem Co Ltd *	1,349	24,333
Hyundai Steel Co	4,636	197,802
Iljin Materials Co Ltd	622	37,633
Industrial Bank of Korea	12,252	99,246
Kakao Corp	794	350,456
Kangwon Land Inc *	5,045	113,290
KB Financial Group Inc	19,993	985,406
KCC Glass Corp	320	14,198
Kia Motors Corp	4,302	316,215
KIWOOM Securities Co Ltd	1,539	172,619
KMW Co Ltd *	952	54,633
Korea Aerospace Industries Ltd	4,137	134,786
Korea Electric Power Corp	5,891	120,859
Korea Gas Corp *	1,256	37,525
Korea Investment Holdings Co Ltd	3,015	229,066
Korea Shipbuilding & Offshore Engineering Co Ltd *	2,081	246,832
Korea Zinc Co Ltd	588	212,904
Korean Air Lines Co Ltd *	19,162	463,489
KT Corp ADR *	3,094	38,489
KT&G Corp	6,005	432,580
Kumho Petrochemical Co Ltd	877	205,581

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
LEENO Industrial Inc	301	$41,805
LG Chem Ltd	817	584,664
LG Corp	3,027	242,876
LG Display Co Ltd *	16,966	343,712
LG Display Co Ltd ADR *	2,409	24,066
LG Electronics Inc	8,517	1,137,060
LG Household & Health Care Ltd	306	424,614
LG Innotek Co Ltd	1,182	216,052
LG Uplus Corp	25,430	275,938
Lotte Chemical Corp	730	195,002
Lotte Corp	1,461	44,006
Lotte Shopping Co Ltd	494	55,255
LS Corp	781	47,500
LS Electric Co Ltd	1,247	67,399
Macquarie Korea Infrastructure Fund	9,495	97,758
Mando Corp *	1,511	88,369
Meritz Fire & Marine Insurance Co Ltd	7,248	124,118
Meritz Securities Co Ltd	19,742	80,628
Mirae Asset Daewoo Co Ltd	20,978	183,509
NAVER Corp	2,141	716,812
NCSoft Corp	454	350,916
Netmarble Corp ~	375	42,946
NH Investment & Securities Co Ltd	8,785	90,794
NongShim Co Ltd	164	41,132
OCI Co Ltd *	764	82,952
Orion Corp	307	35,608
Ottogi Corp	58	29,203
Pan Ocean Co Ltd	15,228	83,475
Pearl Abyss Corp *	379	103,619
POSCO	1,596	452,236
POSCO ADR	3,758	271,328
POSCO Chemical Co Ltd	494	68,291
Posco International Corp	4,065	72,687
S-1 Corp	1,280	92,402
S-Oil Corp *	1,588	114,454
Samsung Biologics Co Ltd * ~	178	118,475
Samsung C&T Corp	3,460	382,690
Samsung Card Co Ltd	2,167	66,020
Samsung Electro-Mechanics Co Ltd	2,415	403,102
Samsung Electronics Co Ltd	163,461	11,825,524
Samsung Engineering Co Ltd *	15,984	198,837
Samsung Fire & Marine Insurance Co Ltd	2,069	347,683
Samsung Heavy Industries Co Ltd *	26,378	182,124
Samsung Life Insurance Co Ltd	2,977	205,788
Samsung SDI Co Ltd	751	441,605
Samsung SDS Co Ltd	861	147,793
Samsung Securities Co Ltd	4,201	147,056
Seegene Inc	602	69,352
Shinhan Financial Group Co Ltd	22,314	741,093
Shinsegae Inc	542	135,256
SK Holdings Co Ltd	1,815	454,989
SK Hynix Inc	18,908	2,232,310
SK Innovation Co Ltd *	1,088	211,933
SK Materials Co Ltd	284	78,518
SK Telecom Co Ltd	840	204,828
SKC Co Ltd	729	83,337
Solus Advanced Materials Co Ltd	751	31,483
Soulbrain Co Ltd	223	57,588
Ssangyong Cement Industrial Co Ltd	5,177	35,172
Studio Dragon Corp *	509	45,095
WONIK IPS Co Ltd	1,402	64,503
Woori Financial Group Inc	31,720	283,123
Yuhan Corp	2,147	119,781

		39,188,433

Taiwan - 15.1%

Accton Technology Corp	29,000	281,942
Acer Inc	171,789	190,112
Advantech Co Ltd	11,931	148,830
Alchip Technologies Ltd	4,000	127,557

	Shares	Value
ASE Technology Holding Co Ltd	87,449	$333,581
Asia Cement Corp	153,784	258,246
ASMedia Technology Inc	2,000	105,574
Asustek Computer Inc	31,667	415,463
AU Optronics Corp *	468,000	349,136
Catcher Technology Co Ltd	46,000	341,841
Cathay Financial Holding Co Ltd	180,152	303,356
Chailease Holding Co Ltd	62,122	429,957
Chang Hwa Commercial Bank Ltd	273,335	168,471
Cheng Shin Rubber Industry Co Ltd	118,178	200,389
Chicony Electronics Co Ltd	38,959	139,071
China Airlines Ltd *	356,436	190,824
China Development Financial Holding Corp	754,834	278,446
China Life Insurance Co Ltd	28,176	25,462
China Steel Corp	545,007	495,834
Chipbond Technology Corp	48,000	131,041
Chroma ATE Inc	19,000	126,587
Chunghwa Telecom Co Ltd	81,000	316,905
Chunghwa Telecom Co Ltd ADR	640	25,050
Compal Electronics Inc	230,092	216,034
Compeq Manufacturing Co Ltd	69,000	104,220
CTBC Financial Holding Co Ltd	916,094	710,941
Delta Electronics Inc	52,150	531,857
E Ink Holdings Inc	40,000	77,660
E.Sun Financial Holding Co Ltd	600,248	549,603
Eclat Textile Co Ltd	12,663	213,422
eMemory Technology Inc *	4,000	124,821
Eva Airways Corp	187,900	103,574
Evergreen Marine Corp Taiwan Ltd *	157,287	252,459
Far Eastern International Bank	94,731	35,583
Far Eastern New Century Corp	167,965	178,315
Far EasTone Telecommunications Co Ltd *	100,000	224,652
Feng TAY Enterprise Co Ltd	21,282	145,835
First Financial Holding Co Ltd	447,053	348,299
Formosa Chemicals & Fibre Corp	85,446	263,090
Formosa Petrochemical Corp	26,000	88,473
Formosa Plastics Corp	79,292	281,590
Formosa Sumco Technology Corp	7,000	33,484
Formosa Taffeta Co Ltd	48,000	51,905
Foxconn Technology Co Ltd	52,144	133,852
Fubon Financial Holding Co Ltd	169,343	337,927
Genius Electronic Optical Co Ltd	2,158	36,845
Giant Manufacturing Co Ltd	20,000	241,767
Gigabyte Technology Co Ltd	29,000	101,984
Globalwafers Co Ltd	16,000	424,193
Highwealth Construction Corp	40,370	61,626
Hiwin Technologies Corp	18,329	261,229
Hon Hai Precision Industry Co Ltd	263,256	1,154,829
Hotai Motor Co Ltd	13,000	269,108
Hua Nan Financial Holdings Co Ltd	384,352	251,509
Innolux Corp *	461,390	344,337
Inventec Corp	203,000	192,441
ITEQ Corp	14,000	67,187
King’s Town Bank Co Ltd	23,000	31,786
Largan Precision Co Ltd	5,000	565,502
Lien Hwa Industrial Holdings Corp	37,120	61,700
Lite-On Technology Corp	148,855	330,120
Macronix International	129,500	203,015
MediaTek Inc	30,020	1,032,592
Mega Financial Holding Co Ltd	409,725	458,350
Merida Industry Co Ltd	8,000	98,159
Micro-Star International Co Ltd	50,000	307,219
momo.com Inc	2,000	69,759
Nan Ya Plastics Corp	108,394	304,577
Nan Ya Printed Circuit Board Corp	11,000	137,556
Nanya Technology Corp	75,162	244,745
Nien Made Enterprise Co Ltd	17,000	237,719
Novatek Microelectronics Corp	21,000	427,777
Oneness Biotech Co Ltd *	6,000	55,620
Parade Technologies Ltd	5,000	215,907
Pegatron Corp	114,090	297,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Phison Electronics Corp	9,000	$155,369
Pou Chen Corp	139,000	161,325
Powertech Technology Inc	62,300	231,244
Poya International Co Ltd	2,080	43,618
President Chain Store Corp	35,000	334,713
Quanta Computer Inc	142,000	489,765
Radiant Opto-Electronics Corp	25,000	111,698
Realtek Semiconductor Corp	15,300	267,094
Ruentex Development Co Ltd	49,192	85,534
Ruentex Industries Ltd	11,141	31,217
Shin Kong Financial Holding Co Ltd	696,416	223,951
Simplo Technology Co Ltd	13,000	169,904
Sinbon Electronics Co Ltd	4,000	37,173
Sino-American Silicon Products Inc	41,000	244,336
SinoPac Financial Holdings Co Ltd	588,641	265,915
Standard Foods Corp	21,884	45,065
Synnex Technology International Corp	76,850	147,276
Taichung Commercial Bank Co Ltd	118,746	47,860
Taishin Financial Holding Co Ltd	492,534	231,429
Taiwan Business Bank	333,967	116,689
Taiwan Cement Corp	312,046	512,505
Taiwan Cooperative Financial Holding Co Ltd	432,325	320,922
Taiwan FamilyMart Co Ltd	3,000	27,757
Taiwan Fertilizer Co Ltd	21,000	41,674
Taiwan High Speed Rail Corp	86,000	94,957
Taiwan Mobile Co Ltd	104,400	359,306
Taiwan Secom Co Ltd *	20,000	65,559
Taiwan Semiconductor Manufacturing Co Ltd	596,779	12,567,684
Tatung Co Ltd *	118,000	112,552
Teco Electric and Machinery Co Ltd	118,000	134,104
The Shanghai Commercial & Savings Bank Ltd	51,000	75,159
Tripod Technology Corp	32,000	158,320
Uni-President Enterprises Corp	213,994	549,519
Unimicron Technology Corp	86,000	278,040
United Microelectronics Corp	317,000	568,590
Vanguard International Semiconductor Corp	52,000	198,327
Voltronic Power Technology Corp *	4,410	171,998
Walsin Lihwa Corp	150,000	100,167
Walsin Technology Corp	21,000	185,332
Wan Hai Lines Ltd	46,000	89,142
Win Semiconductors Corp	20,202	278,975
Winbond Electronics Corp	223,178	233,397
Wistron Corp	232,833	274,553
Wiwynn Corp	6,000	177,870
WPG Holdings Ltd	137,080	235,093
Yageo Corp	17,465	341,808
Yang Ming Marine Transport Corp *	29,000	38,657
Yuanta Financial Holding Co Ltd	490,015	387,123
Zhen Ding Technology Holding Ltd	41,000	174,094

		41,072,403

Tanzania - 0.1%

AngloGold Ashanti Ltd	15,147	329,704

Thailand - 2.0%

Advanced Info Service PCL	36,500	203,003
Airports of Thailand PCL	75,900	168,128
B Grimm Power PCL	26,400	38,819
Bangkok Bank PCL	5,400	21,831
Bangkok Bank PCL NVDR	19,600	79,239
Bangkok Dusit Medical Services PCL ‘F’	347,500	239,369
Bangkok Expressway & Metro PCL	350,500	98,354
Banpu PCL	118,350	47,926
Banpu Power PCL	27,800	17,928
Berli Jucker PCL	80,600	101,448
BTS Group Holdings PCL	188,400	58,228
Bumrungrad Hospital PCL	24,200	105,603
Carabao Group PCL ‘F’	10,100	41,765
Central Pattana PCL	57,100	106,890

	Shares	Value
Central Retail Corp PCL *	74,241	$88,776
Charoen Pokphand Foods PCL	234,300	221,179
CP ALL PCL *	189,800	420,224
Delta Electronics Thailand PCL	8,600	80,250
Electricity Generating PCL	5,900	35,129
Energy Absolute PCL	48,000	95,613
Global Power Synergy PCL ‘F’	13,413	33,165
Home Product Center PCL	209,659	99,620
Indorama Ventures PCL	82,700	118,199
Intouch Holdings PCL ‘F’	40,100	74,638
IRPC PCL	585,100	69,927
Kasikornbank PCL	6,400	29,938
Kasikornbank PCL NVDR	28,200	131,111
Krung Thai Bank PCL	124,975	48,883
Krungthai Card PCL	30,300	76,845
Land & Houses PCL	495,080	135,801
Minor International PCL *	76,906	80,217
MK Restaurants Group PCL	19,000	33,759
Muangthai Capital PCL *	28,000	63,511
Osotspa PCL	29,400	33,210
PTT Exploration & Production PCL	64,641	235,998
PTT Global Chemical PCL	94,100	189,511
PTT PCL	300,100	394,315
Ratch Group PCL	33,900	55,691
Siam Global House PCL	96,372	64,311
Srisawad Corp PCL	55,158	150,653
Thai Oil PCL	69,600	135,759
Thai President Foods PCL ‘F’	2,000	12,353
Thai Union Group PCL ‘F’	261,400	123,146
The Siam Cement PCL	18,900	241,815
The Siam Commercial Bank PCL	23,200	82,880
Tisco Financial Group PCL	20,900	65,173
TMB Bank PCL	1,321,860	51,182
TOA Paint Thailand PCL	33,300	33,846
Total Access Communication PCL	70,100	74,026
True Corp PCL	1,309,732	142,770
TTW PCL	48,400	18,295
WHA Corp PCL	170,900	19,094

		5,389,344

Turkey - 0.3%

Akbank T.A.S.	53,059	30,278
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	20,767
Arcelik AS *	8,479	34,476
Aselsan Elektronik Sanayi Ve Ticaret AS	17,566	31,804
BIM Birlesik Magazalar AS	15,587	133,504
Coca-Cola Icecek AS	5,966	49,790
Enka Insaat ve Sanayi AS	39,179	37,579
Eregli Demir ve Celik Fabrikalari TAS	21,435	39,692
Ford Otomotiv Sanayi AS	2,433	56,956
KOC Holding AS	7,836	18,478
Koza Altin Isletmeleri AS *	2,903	41,922
Petkim Petrokimya Holding AS *	68,474	47,817
Tofas Turk Otomobil Fabrikasi AS	6,770	27,211
Turk Hava Yollari AO *	50,366	77,954
Turk Telekomunikasyon AS	16,833	13,893
Turkcell Iletisim Hizmetleri AS	35,943	65,672
Turkiye Garanti Bankasi AS *	88,410	71,630
Turkiye Is Bankasi AS ‘C’ *	61,772	36,158
Turkiye Petrol Rafinerileri AS *	2,007	21,875
Turkiye Sise ve Cam Fabrikalari AS	34,015	29,966
Turkiye Vakiflar Bankasi TAO ‘D’ *	72,681	30,518
Yapi ve Kredi Bankasi AS *	123,827	33,081

		951,021

United Arab Emirates - 0.5%

Abu Dhabi Commercial Bank PJSC	27,760	46,831
Abu Dhabi Islamic Bank PJSC	47,744	63,505
Aldar Properties PJSC	138,576	142,171
Dubai Islamic Bank PJSC	59,378	73,692

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Emaar Malls PJSC *	123,858	$57,165
Emaar Properties PJSC *	124,164	120,112
Emirates NBD Bank PJSC	54,756	171,747
Emirates Telecommunications Group Co PJSC	47,376	279,111
First Abu Dhabi Bank PJSC	69,604	277,008

		1,231,342

United States - 0.2%

JBS SA	77,440	416,598
Titan Cement International SA *	1,910	35,837

		452,435

Total Common Stocks (Cost $196,556,674)		267,015,359

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $1,810,657; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $1,846,959)	$1,810,657	1,810,657

Total Short-Term Investment (Cost $1,810,657)		1,810,657

TOTAL INVESTMENTS - 100.2% (Cost $201,440,739)		271,847,930

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(443,245)

NET ASSETS - 100.0%		$271,404,685

Notes to Schedule of Investments

(a)

An investment with a value of $14,712 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$3,032	$3,032	$-	$-
	Preferred Stocks
	Brazil	2,637,903	2,637,903	-	-
	Chile	297,643	-	297,643	-
	Colombia	82,116	82,116	-	-
	South Korea	1,220	-	1,220	-

	Total Preferred Stocks	3,018,882	2,720,019	298,863	-

	Common Stocks
	Brazil	9,223,790	9,223,790	-	-
	Chile	1,407,005	524,782	882,223	-
	China	96,090,802	19,261,442	76,780,013	49,347
	Colombia	487,681	487,681	-	-
	Czech Republic	225,799	29,477	196,322	-
	Egypt	139,958	139,958	-	-
	Greece	543,586	22,445	521,141	-
	Hong Kong	895,715	-	895,715	-
	Hungary	747,065	-	747,065	-
	India	29,302,571	474,355	28,828,216	-
	Indonesia	4,113,895	294,681	3,819,214	-
	Malaysia	4,360,184	385,858	3,974,326	-
	Mexico	5,086,010	5,086,010	-	-
	Peru	280,943	280,943	-	-
	Philippines	1,840,803	127,938	1,712,865	-
	Poland	1,667,792	104,244	1,563,548	-
	Qatar	1,517,858	265,386	1,252,472	-
	Romania	98,538	98,538	-	-
	Russia	2,829,245	220,137	2,609,108	-
	Saudi Arabia	6,702,219	752,173	5,950,046	-
	South Africa	10,839,218	1,337,925	9,501,293	-
	South Korea	39,188,433	557,033	38,631,400	-
	Taiwan	41,072,403	740,245	40,332,158	-
	Tanzania	329,704	-	329,704	-
	Thailand	5,389,344	346,387	5,042,957	-
	Turkey	951,021	219,844	731,177	-
	United Arab Emirates	1,231,342	279,111	952,231	-
	United States	452,435	416,598	35,837	-

	Total Common Stocks	267,015,359	41,676,981	225,289,031	49,347

	Short-Term Investment	1,810,657	-	1,810,657	-

	Total	$271,847,930	$44,400,032	$227,398,551	$49,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Computershare Ltd Exp 04/19/21 *	3,105	$3,584

Italy - 0.0%

Snam SPA Exp 04/07/21 *	121,355	125

Total Rights (Cost $0)		3,709

WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	24,428	9,305

Total Warrants (Cost $0)		9,305

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,606	207,457
Henkel AG & Co KGaA	4,311	484,701
Porsche Automobil Holding SE	5,228	554,696
Sartorius AG	1,224	610,236
Volkswagen AG	5,343	1,495,616

		3,352,706

Total Preferred Stocks (Cost $2,261,908)		3,352,706

COMMON STOCKS - 98.1%

Australia - 7.0%

Afterpay Ltd *	2,897	226,267
AGL Energy Ltd	15,175	111,556
ALS Ltd	12,087	89,371
Alumina Ltd	100,690	133,789
AMP Ltd	141,784	136,700
Ampol Ltd	9,117	170,675
Ansell Ltd	7,483	223,704
APA Group >>	29,912	228,394
Aristocrat Leisure Ltd	16,545	434,069
ASX Ltd	4,137	223,934
Atlas Arteria Ltd >>	26,375	119,685
Aurizon Holdings Ltd	126,187	374,992
AusNet Services	52,447	73,308
Australia & New Zealand Banking Group Ltd	74,524	1,600,065
Bendigo & Adelaide Bank Ltd	22,680	173,707
BHP Group Ltd	83,039	2,880,574
BHP Group Ltd ADR	7,678	532,776
BHP Group PLC	9,473	272,747
BHP Group PLC ADR	29,063	1,681,585
BlueScope Steel Ltd	26,819	395,761
Boral Ltd *	76,735	321,298
Brambles Ltd	52,335	422,169
carsales.com Ltd	11,407	155,125
CIMIC Group Ltd *	4,087	54,732
Cleanaway Waste Management Ltd	89,068	149,538
Coca-Cola Amatil Ltd	34,503	352,833
Cochlear Ltd	1,740	279,887
Coles Group Ltd	38,910	474,490

	Shares	Value
Commonwealth Bank of Australia	41,062	$2,694,274
Computershare Ltd	27,320	313,483
Computershare Ltd *	3,105	35,628
Crown Resorts Ltd *	20,176	180,857
CSL Ltd	14,477	2,925,857
Deterra Royalties Ltd	18,272	54,622
Domino’s Pizza Enterprises Ltd	2,484	182,317
EBOS Group Ltd	6,688	137,959
Evolution Mining Ltd	86,203	268,558
Flight Centre Travel Group Ltd *	5,443	74,812
Fortescue Metals Group Ltd	63,684	970,582
Glencore PLC *	305,274	1,198,629
Harvey Norman Holdings Ltd	37,718	164,848
IDP Education Ltd	7,153	130,155
Incitec Pivot Ltd *	76,332	168,893
Insurance Australia Group Ltd	63,768	227,163
JB Hi-Fi Ltd	7,888	311,319
Lendlease Corp Ltd >>	20,631	203,410
Lynas Rare Earths Ltd *	16,552	77,963
Macquarie Group Ltd	8,524	993,717
Magellan Financial Group Ltd	5,481	189,181
Medibank Pvt Ltd	123,376	262,975
Mineral Resources Ltd	10,470	303,929
National Australia Bank Ltd	86,758	1,718,893
Newcrest Mining Ltd	33,453	631,990
NEXTDC Ltd *	12,123	96,555
Northern Star Resources Ltd	58,375	422,852
Oil Search Ltd	59,439	185,841
Orica Ltd	20,343	216,259
Origin Energy Ltd	70,744	253,456
OZ Minerals Ltd	17,029	297,027
Qantas Airways Ltd *	20,327	78,892
QBE Insurance Group Ltd	50,473	369,640
Qube Holdings Ltd	58,285	133,058
Ramsay Health Care Ltd	6,158	314,526
REA Group Ltd	1,741	188,400
Reece Ltd	8,061	105,310
Rio Tinto Ltd	11,815	998,569
Rio Tinto PLC	309	23,573
Rio Tinto PLC ADR	39,222	3,045,588
Santos Ltd	129,048	698,492
SEEK Ltd *	10,573	230,458
Seven Group Holdings Ltd	6,815	117,053
Sonic Healthcare Ltd	17,626	471,343
South32 Ltd	150,712	323,450
South32 Ltd ADR	3,219	34,701
Suncorp Group Ltd	44,955	338,696
Sydney Airport * >>	27,890	131,787
Tabcorp Holdings Ltd	59,022	210,872
Telstra Corp Ltd	133,066	344,555
TPG Telecom Ltd	24,421	117,984
Transurban Group >>	41,863	425,588
Treasury Wine Estates Ltd	17,405	137,187
Wesfarmers Ltd	35,061	1,408,001
Westpac Banking Corp	61,902	1,148,217
WiseTech Global Ltd	3,438	76,502
Woodside Petroleum Ltd	14,356	262,397
Woolworths Group Ltd	38,796	1,208,271
Worley Ltd	17,392	139,313

		41,270,158

Austria - 0.2%

Erste Group Bank AG *	14,691	497,706
OMV AG	10,154	514,577
Verbund AG	2,114	153,559

		1,165,842

Belgium - 0.9%

Ageas SA NV	10,837	654,405
Anheuser-Busch InBev SA/NV	26,316	1,654,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Anheuser-Busch InBev SA/NV ADR	1,610	$101,189
Elia Group SA	864	95,151
Etablissements Franz Colruyt NV	3,732	222,493
KBC Group NV *	7,719	561,645
Proximus SADP	12,587	273,867
Solvay SA	7,679	955,694
UCB SA	2,619	248,972
Umicore SA	9,544	506,351

		5,274,065

Brazil - 0.1%

Wheaton Precious Metals Corp	6,088	232,567
Yara International ASA	7,349	382,843

		615,410

Cambodia - 0.0%

NagaCorp Ltd	122,000	144,638

Canada - 8.7%

Agnico Eagle Mines Ltd	7,968	460,630
Air Canada *	4,700	97,800
Algonquin Power & Utilities Corp	18,703	296,313
Alimentation Couche-Tard Inc ‘B’	28,416	916,222
Ballard Power Systems Inc *	2,376	57,832
Bank of Montreal	18,548	1,652,998
Barrick Gold Corp *	21,764	432,789
Barrick Gold Corp (TSE) *	23,395	464,102
BCE Inc	5,405	243,993
Brookfield Asset Management Inc ‘A’	13,315	592,272
CAE Inc	11,816	336,654
Canadian Imperial Bank of Commerce	15,570	1,524,330
Canadian National Railway Co	23,158	2,686,264
Canadian Natural Resources Ltd	58,759	1,813,890
Canadian Natural Resources Ltd (TSE)	974	30,111
Canadian Pacific Railway Ltd	1,116	426,259
Canadian Pacific Railway Ltd (NYSE)	3,515	1,333,204
Canadian Tire Corp Ltd ‘A’	3,338	473,674
Canadian Utilities Ltd ‘A’	4,732	127,045
Canopy Growth Corp *	4,419	141,756
CCL Industries Inc ‘B’	9,606	531,399
Cenovus Energy Inc	43,514	327,139
CGI Inc *	8,926	743,056
Constellation Software Inc	684	955,238
Dollarama Inc	9,069	400,661
Emera Inc	7,672	341,446
Empire Co Ltd ‘A’	11,644	363,024
Enbridge Inc	43,124	1,570,134
Fairfax Financial Holdings Ltd	1,107	483,206
FirstService Corp	2,200	326,560
Fortis Inc	11,083	480,907
Franco-Nevada Corp	2,943	368,739
George Weston Ltd	5,156	456,561
Great-West Lifeco Inc	10,073	268,036
Hydro One Ltd ~	8,700	202,633
IGM Financial Inc	7,189	219,097
Imperial Oil Ltd	8,900	215,577
Intact Financial Corp	4,975	609,652
Ivanhoe Mines Ltd ‘A’ *	15,800	81,345
Kinross Gold Corp	119,054	793,099
Kirkland Lake Gold Ltd	9,143	308,768
Lightspeed POS Inc *	1,960	123,185
Loblaw Cos Ltd	11,115	620,890
Magna International Inc	15,318	1,348,690
Manulife Financial Corp	50,596	1,087,986
Metro Inc	9,819	447,938
National Bank of Canada	21,077	1,431,800
Northland Power Inc	8,900	322,587
Nutrien Ltd	9,266	499,270
Onex Corp	4,277	266,006

	Shares	Value
Open Text Corp	10,233	$488,192
Pan American Silver Corp	12,483	374,628
Pembina Pipeline Corp	21,948	633,513
Quebecor Inc ‘B’	9,687	260,077
Restaurant Brands International Inc	7,428	483,083
Restaurant Brands International Inc (NYSE)	756	49,140
Ritchie Bros Auctioneers Inc	6,036	353,408
Rogers Communications Inc ‘B’ (NYSE)	10,051	463,351
Rogers Communications Inc ‘B’ (TSE)	3,531	162,824
Royal Bank of Canada	54,964	5,068,027
Saputo Inc	11,131	334,718
Shaw Communications Inc ‘B’ (NYSE)	18,569	486,879
Shaw Communications Inc ‘B’ (TSE)	15,948	414,722
Shopify Inc ‘A’ *	1,008	1,115,352
Sun Life Financial Inc	13,543	684,566
Suncor Energy Inc (NYSE)	24,003	501,663
TC Energy Corp	30,111	1,377,988
Teck Resources Ltd ‘B’ (NYSE)	25,893	496,628
TELUS Corp	9,600	191,206
TFI International Inc	5,543	415,493
The Bank of Nova Scotia	33,671	2,106,273
The Descartes Systems Group Inc *	2,100	128,119
The Toronto-Dominion Bank	46,131	3,008,333
Thomson Reuters Corp	3,453	302,475
TMX Group Ltd	1,313	136,440
Toromont Industries Ltd	5,213	399,012
WSP Global Inc	6,438	612,499

		51,351,376

Chile - 0.2%

Antofagasta PLC	19,132	445,643
Lundin Mining Corp	48,590	499,936

		945,579

China - 0.3%

BOC Hong Kong Holdings Ltd	85,500	299,113
China Evergrande New Energy Vehicle Group Ltd *	29,000	217,686
Chow Tai Fook Jewellery Group Ltd	51,600	78,997
Microport Scientific Corp	12,000	68,126
Prosus NV *	6,974	776,058
SITC International Holdings Co Ltd	53,000	180,375
Wilmar International Ltd	49,000	197,893

		1,818,248

Colombia - 0.1%

Millicom International Cellular SA SDR *	9,044	347,992

Denmark - 2.3%

Ambu AS ‘B’	4,705	220,959
AP Moller - Maersk AS ‘A’	104	226,311
AP Moller - Maersk AS ‘B’	62	143,934
Bakkafrost P/F *	1,171	93,024
Carlsberg AS ‘B’	5,193	796,396
Chr Hansen Holding AS *	4,090	371,514
Coloplast AS ‘B’	3,854	579,437
Danske Bank AS	29,977	560,792
Demant A/S *	4,645	196,625
DSV Panalpina AS	4,795	940,508
Genmab AS *	2,778	913,667
GN Store Nord AS	9,771	769,064
H Lundbeck AS	3,975	135,732
Novo Nordisk AS ‘B’	48,370	3,259,345
Novo Nordisk AS ADR	9,411	634,490
Novozymes AS ‘B’	11,131	712,236
Orsted AS ~	2,843	459,046
Pandora AS	7,642	817,307
Rockwool International AS ‘A’	251	93,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Rockwool International AS ‘B’	406	$170,884
Tryg AS	14,993	353,369
Vestas Wind Systems AS	5,115	1,055,156

		13,503,717

Finland - 1.2%

Elisa OYJ	8,037	482,090
Fortum OYJ	27,879	744,622
Kesko OYJ ‘A’	7,722	215,964
Kesko OYJ ‘B’	18,412	563,082
Kone OYJ ‘B’	11,444	935,388
Metso Outotec Oyj	7,998	89,175
Neste OYJ	13,691	727,070
Nokia OYJ ADR *	55,180	218,513
Nokia Oyj (OMXH) *	217,241	867,581
Nordea Bank Abp	61,531	606,992
Sampo OYJ ‘A’	15,194	685,100
Stora Enso OYJ ‘R’	35,292	658,371
UPM-Kymmene OYJ	15,098	542,588

		7,336,536

France - 9.1%

Accor SA *	9,008	339,384
Adevinta ASA ‘B’ *	3,818	56,256
Aeroports de Paris *	1,553	185,271
Air Liquide SA	14,009	2,287,332
Airbus SE *	17,215	1,952,478
Alstom SA *	9,924	494,483
Amundi SA * ~	3,709	296,430
Arkema SA	7,114	861,543
Atos SE *	6,447	502,639
AXA SA	45,490	1,221,143
BioMerieux	804	102,284
BNP Paribas SA *	17,485	1,065,349
Bollore SA	42,370	204,473
Bouygues SA	16,957	679,206
Bureau Veritas SA *	15,187	432,171
Capgemini SE	7,196	1,223,514
Carrefour SA	51,672	935,552
Cie de Saint-Gobain *	26,705	1,576,971
Cie Generale des Etablissements Michelin SCA	10,219	1,530,501
CNP Assurances *	8,514	161,484
Credit Agricole SA *	19,234	278,551
Danone SA	18,205	1,246,097
Dassault Aviation SA *	107	118,990
Dassault Systemes SE	2,815	601,675
Edenred	8,572	447,577
Eiffage SA *	8,287	828,605
Electricite de France SA *	22,484	301,605
Engie SA *	26,494	376,356
EssilorLuxottica SA	3,927	639,735
Faurecia SE *	3,698	196,984
Getlink SE *	18,949	290,479
Hermes International	904	999,821
Iliad SA	1,291	245,230
Ipsen SA	2,425	207,882
Kering SA	2,253	1,554,699
L’Oreal SA	4,715	1,806,228
Legrand SA	9,664	897,863
LVMH Moet Hennessy Louis Vuitton SE	8,592	5,739,035
Natixis SA *	41,769	199,650
Orange SA	147,462	1,814,661
Orange SA ADR	1,500	18,495
Orpea SA *	2,853	330,373
Pernod Ricard SA	2,906	543,943
Publicis Groupe SA	21,355	1,302,276
Remy Cointreau SA	600	110,820
Renault SA *	10,376	448,677
Safran SA *	10,129	1,377,822

	Shares	Value
Sanofi	16,961	$1,677,174
Sartorius Stedim Biotech	888	365,455
Schneider Electric SE	9,753	1,485,724
SEB SA	1,734	305,477
Societe Generale SA *	28,416	742,931
Sodexo SA *	6,394	612,597
Suez SA	13,842	293,160
Teleperformance	2,072	755,442
Thales SA	6,491	644,228
TOTAL SE	83,275	3,882,259
Ubisoft Entertainment SA *	5,454	414,535
Valeo SA	22,233	754,306
Veolia Environnement SA	13,766	353,161
Vinci SA	11,989	1,227,935
Vivendi SE	11,485	376,980
Worldline SA * ~	7,426	621,681

		53,545,638

Germany - 7.2%

adidas AG *	5,461	1,705,965
Allianz SE	6,442	1,638,556
Aroundtown SA	32,244	229,637
BASF SE	12,634	1,049,923
Bayer AG	29,864	1,892,569
Bayerische Motoren Werke AG	13,663	1,417,899
Bechtle AG	1,156	216,860
Beiersdorf AG	1,456	153,842
Brenntag SE	12,169	1,039,584
Carl Zeiss Meditec AG	818	123,301
Commerzbank AG *	25,611	157,165
Continental AG *	6,889	911,928
Covestro AG ~	13,924	936,818
Daimler AG	31,876	2,844,923
Delivery Hero SE * ~	1,619	209,850
Deutsche Bank AG *	65,410	782,610
Deutsche Boerse AG	6,535	1,085,913
Deutsche Post AG	33,350	1,829,610
Deutsche Telekom AG	136,175	2,744,392
Deutsche Wohnen SE	5,465	254,934
E.ON SE	75,200	876,379
Evonik Industries AG	10,016	354,416
Fielmann AG *	1,320	105,317
Fresenius Medical Care AG & Co KGaA	12,655	932,186
Fresenius SE & Co KGaA	24,206	1,078,629
Hannover Rueck SE	1,519	277,381
Hapag-Lloyd AG ~	1,210	187,156
HeidelbergCement AG	8,087	734,768
HelloFresh SE *	7,197	536,233
Henkel AG & Co KGaA	2,890	286,319
Infineon Technologies AG	22,333	950,215
Just Eat Takeaway * ~	2,252	207,262
Just Eat Takeaway.com * ~	2,955	271,907
KION Group AG	6,511	643,323
Knorr-Bremse AG	1,628	203,162
LEG Immobilien AG	2,389	314,241
Merck KGaA	3,351	573,202
MTU Aero Engines AG	2,530	595,983
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,212	681,227
Nemetschek SE	3,313	211,482
Puma SE *	2,270	222,554
Rational AG	228	177,111
RWE AG	32,339	1,269,039
SAP SE	26,454	3,244,758
SAP SE ADR	1,291	158,522
Scout24 AG ~	2,687	203,845
Siemens AG	14,854	2,440,683
Siemens Energy AG *	12,311	441,920
Siemens Healthineers AG ~	6,398	346,783
Symrise AG	4,116	499,401

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Talanx AG *	2,151	$91,200
TeamViewer AG 144A * ~	6,624	283,284
Telefonica Deutschland Holding AG	97,849	287,038
TUI AG *	9,567	48,335
Uniper SE	3,392	122,869
United Internet AG	9,653	387,529
Volkswagen AG	1,019	369,680
Vonovia SE	11,114	726,291
Zalando SE * ~	2,781	272,503

		42,840,412

Hong Kong - 2.3%

AIA Group Ltd	360,600	4,412,578
ASM Pacific Technology Ltd	13,100	167,650
CK Asset Holdings Ltd	85,280	519,149
CK Infrastructure Holdings Ltd	18,500	110,290
CLP Holdings Ltd	44,000	428,415
Dairy Farm International Holdings Ltd	14,900	64,286
Guoco Group Ltd	1,000	12,284
Hang Lung Properties Ltd	77,000	200,988
Hang Seng Bank Ltd	20,800	403,898
Henderson Land Development Co Ltd	44,977	202,986
HK Electric Investments & HK Electric Investments Ltd >>	96,000	95,385
HKT Trust & HKT Ltd >>	336,000	479,593
Hong Kong & China Gas Co Ltd	205,530	325,886
Hong Kong Exchanges & Clearing Ltd	38,365	2,276,036
Hongkong Land Holdings Ltd	37,900	186,399
Man Wah Holdings Ltd	95,600	198,836
Melco Resorts & Entertainment Ltd ADR	5,670	112,890
MTR Corp Ltd	26,279	149,461
New World Development Co Ltd	67,419	350,220
PCCW Ltd	422,154	238,404
Power Assets Holdings Ltd	45,000	266,354
Sino Land Co Ltd	148,942	207,859
Sun Hung Kai Properties Ltd	21,492	325,429
Swire Pacific Ltd ‘A’	21,000	158,192
Swire Pacific Ltd ‘B’	62,500	74,005
Swire Properties Ltd	23,000	71,392
Techtronic Industries Co Ltd	45,000	771,471
The Bank of East Asia Ltd	51,163	108,984
WH Group Ltd ~	665,000	540,266
Wharf Real Estate Investment Co Ltd	25,000	140,584
Xinyi Glass Holdings Ltd	88,000	289,088

		13,889,258

Ireland - 0.9%

CRH PLC	2,416	113,061
CRH PLC ADR	40,335	1,894,938
Flutter Entertainment PLC *	5,024	1,076,030
Kerry Group PLC ‘A’	3,166	395,399
Kingspan Group PLC	6,691	566,053
Smurfit Kappa Group PLC	21,276	998,280

		5,043,761

Israel - 0.5%

Alony Hetz Properties & Investments Ltd	7,561	97,315
Amot Investments Ltd	3,378	18,090
Azrieli Group Ltd	1,181	72,978
Bank Hapoalim BM *	19,214	149,428
Bank Leumi Le-Israel BM *	28,045	184,734
Bezeq The Israeli Telecommunication Corp Ltd *	114,407	122,514
Delek Group Ltd * l	-	7
Elbit Systems Ltd	906	128,397
First International Bank Of Israel Ltd	4,124	114,956
ICL Group Ltd	27,171	159,288
Israel Discount Bank Ltd ‘A’ *	71,927	299,027
Melisron Ltd *	708	39,549

	Shares	Value
Mizrahi Tefahot Bank Ltd *	6,754	$176,116
Nice Ltd ADR *	1,765	384,717
Shapir Engineering and Industry Ltd	7,679	55,520
Shikun & Binui Ltd *	9,580	55,519
Shufersal Ltd	2,826	23,250
Strauss Group Ltd	2,446	65,922
Teva Pharmaceutical Industries Ltd *	920	10,546
Teva Pharmaceutical Industries Ltd ADR *	31,617	364,860
Tower Semiconductor Ltd *	5,847	163,585

		2,686,318

Italy - 1.9%

Amplifon SPA *	5,383	200,305
Assicurazioni Generali SPA *	36,442	728,079
Atlantia SPA *	7,956	148,890
Davide Campari-Milano NV	16,147	180,726
DiaSorin SPA	898	144,080
Enel SPA	256,963	2,556,101
Eni SPA	62,182	766,219
Ferrari NV	3,789	792,596
FinecoBank Banca Fineco SPA *	23,101	377,927
Infrastrutture Wireless Italiane SPA ~	12,633	140,698
Intesa Sanpaolo SPA *	398,328	1,079,298
Mediobanca Banca di Credito Finanziario SPA *	30,155	334,155
Moncler SPA *	8,576	491,137
Nexi SPA * ~	11,337	197,799
Poste Italiane SPA ~	24,872	315,864
PRADA SPA *	20,800	130,104
Prysmian SPA	8,548	277,555
Recordati Industria Chimica e Farmaceutica SpA	5,230	281,266
Snam SPA	102,849	570,188
Telecom Italia SPA	987,402	546,998
Telecom Italia SPA ADR	2,600	14,170
Terna Rete Elettrica Nazionale SPA	43,405	327,798
UniCredit SPA *	71,372	753,891
UnipolSai Assicurazioni SPA	25,749	77,346

		11,433,190

Japan - 23.0%

ABC-Mart Inc	1,200	67,764
Acom Co Ltd	21,700	101,073
Advantest Corp	7,100	623,608
Aeon Co Ltd	25,000	746,752
AEON Financial Service Co Ltd	10,100	135,839
Aeon Mall Co Ltd	2,370	41,349
AGC Inc	11,400	478,516
Aica Kogyo Co Ltd	3,400	122,795
Ain Holdings Inc	1,300	84,061
Air Water Inc	15,500	271,925
Aisin Seiki Co Ltd	8,000	304,690
Ajinomoto Co Inc	27,700	567,816
Alfresa Holdings Corp	7,900	152,521
Alps Alpine Co Ltd	9,400	124,667
Amada Co Ltd	13,900	155,230
Amano Corp	2,500	60,812
ANA Holdings Inc *	3,300	76,785
Anritsu Corp	9,900	216,689
Aozora Bank Ltd	6,000	137,573
Ariake Japan Co Ltd	700	42,481
AS One Corp	600	75,526
Asahi Group Holdings Ltd	12,800	541,833
Asahi Intecc Co Ltd	3,200	88,328
Asahi Kasei Corp	55,000	634,905
Asics Corp	3,400	54,370
Astellas Pharma Inc	38,600	594,606
Azbil Corp	2,400	103,475
Bandai Namco Holdings Inc	6,700	478,965
BayCurrent Consulting Inc	500	114,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Benefit One Inc	3,600	$95,833
Benesse Holdings Inc	4,600	96,900
Bic Camera Inc	4,900	55,053
Bridgestone Corp	20,300	825,295
Brother Industries Ltd	18,900	419,777
Calbee Inc	5,300	135,104
Canon Inc	13,800	313,729
Canon Marketing Japan Inc	2,600	57,869
Capcom Co Ltd	6,400	208,198
Casio Computer Co Ltd	3,600	68,032
Central Japan Railway Co	2,300	344,357
Change Inc *	1,200	38,843
Chubu Electric Power Co Inc	13,600	175,242
Chugai Pharmaceutical Co Ltd	18,300	743,599
Coca-Cola Bottlers Japan Holdings Inc	6,375	111,258
COMSYS Holdings Corp	4,900	151,135
Concordia Financial Group Ltd	33,100	134,256
Cosmos Pharmaceutical Corp	800	124,798
Create SD Holdings Co Ltd	700	22,800
Credit Saison Co Ltd	13,700	165,130
CyberAgent Inc	13,200	238,267
Dai Nippon Printing Co Ltd	8,400	176,195
Dai-ichi Life Holdings Inc	19,000	326,608
Daicel Corp	15,400	118,658
Daifuku Co Ltd	1,700	167,058
Daiichi Sankyo Co Ltd	16,000	466,812
Daiichikosho Co Ltd	2,600	101,010
Daikin Industries Ltd	7,300	1,475,758
Daio Paper Corp	5,500	94,550
Daito Trust Construction Co Ltd	3,700	429,916
Daiwa House Industry Co Ltd	23,200	680,899
Daiwa Securities Group Inc	47,100	243,977
DeNA Co Ltd	4,600	89,979
Denka Co Ltd	7,700	307,974
Denso Corp	6,700	446,650
Dentsu Group Inc	6,200	199,581
DIC Corp	7,600	197,121
Disco Corp	600	189,602
Dowa Holdings Co Ltd	3,200	133,520
East Japan Railway Co	5,000	355,537
Ebara Corp	5,900	240,735
Eisai Co Ltd	6,600	443,613
Elecom Co Ltd	2,000	44,458
Electric Power Development Co Ltd	4,800	84,000
ENEOS Holdings Inc	49,150	222,987
Ezaki Glico Co Ltd	2,600	104,339
Fancl Corp	3,200	108,153
FANUC Corp	2,000	480,814
Fast Retailing Co Ltd	1,700	1,358,942
FP Corp	3,600	146,680
Fuji Corp/Aichi	1,400	35,940
Fuji Electric Co Ltd	6,200	259,413
Fuji Kyuko Co Ltd	500	26,582
Fuji Oil Holdings Inc	4,100	109,258
FUJIFILM Holdings Corp	5,500	327,185
Fujitsu General Ltd	2,600	72,624
Fujitsu Ltd	7,600	1,105,904
Fukuoka Financial Group Inc	7,700	146,100
Fukuyama Transporting Co Ltd	1,500	61,933
GMO internet Inc	4,600	132,303
GMO Payment Gateway Inc	1,400	186,028
Goldwin Inc	800	51,330
GS Yuasa Corp	1,400	38,113
GungHo Online Entertainment Inc	1,570	31,104
Hakuhodo DY Holdings Inc	7,200	120,255
Hamamatsu Photonics KK	3,000	177,732
Hankyu Hanshin Holdings Inc	7,400	237,430
Harmonic Drive Systems Inc	600	40,679
Haseko Corp	24,000	335,690
Hikari Tsushin Inc	700	141,132
Hino Motors Ltd	8,600	73,968

	Shares	Value
Hirose Electric Co Ltd	756	$116,542
Hisamitsu Pharmaceutical Co Inc	1,000	65,250
Hitachi Capital Corp Ω ±	5,600	169,570
Hitachi Construction Machinery Co Ltd	5,300	169,841
Hitachi Ltd	32,000	1,450,507
Hitachi Ltd ADR	424	39,199
Hitachi Metals Ltd	5,100	84,185
Hitachi Transport System Ltd	3,700	124,566
Honda Motor Co Ltd	27,799	838,015
Horiba Ltd	2,300	145,542
Hoshizaki Corp	1,100	98,361
House Foods Group Inc	2,500	82,216
Hoya Corp	12,150	1,430,015
Hulic Co Ltd	18,500	218,693
Ibiden Co Ltd	3,700	170,948
Idemitsu Kosan Co Ltd	7,280	187,934
IHI Corp	18,800	382,501
Iida Group Holdings Co Ltd	6,500	157,499
Infomart Corp	5,600	48,410
Inpex Corp	62,600	428,053
IR Japan Holdings Ltd	300	36,326
Isetan Mitsukoshi Holdings Ltd	13,600	95,948
Isuzu Motors Ltd	33,400	358,710
Ito En Ltd	1,600	98,142
ITOCHU Corp	36,400	1,181,763
Itochu Techno-Solutions Corp	3,900	126,028
Itoham Yonekyu Holdings Inc	7,400	48,823
Iwatani Corp	2,900	179,245
Izumi Co Ltd	3,700	145,291
J Front Retailing Co Ltd	11,700	111,609
Japan Airlines Co Ltd *	4,500	100,782
Japan Airport Terminal Co Ltd	1,300	64,116
Japan Exchange Group Inc	19,000	446,321
Japan Post Holdings Co Ltd *	26,500	236,174
Japan Post Insurance Co Ltd	8,600	176,667
Japan Tobacco Inc	42,300	812,600
JCR Pharmaceuticals Co Ltd	800	25,930
JFE Holdings Inc *	17,400	214,683
JGC Holdings Corp	12,100	148,745
JSR Corp	5,000	151,319
JTEKT Corp	11,800	121,062
Justsystems Corp	1,200	65,901
K’s Holdings Corp	11,600	159,684
Kagome Co Ltd	3,600	114,363
Kajima Corp	26,266	373,590
Kakaku.com Inc	4,800	131,388
Kamigumi Co Ltd	3,800	72,089
Kaneka Corp	3,800	156,383
Kansai Paint Co Ltd	4,300	115,020
Kao Corp	15,800	1,045,464
Katitas Co Ltd	700	19,562
Kawasaki Heavy Industries Ltd *	12,000	297,455
KDDI Corp	74,300	2,289,234
Keihan Holdings Co Ltd	1,600	66,608
Keikyu Corp	5,800	87,696
Keio Corp	1,700	114,457
Keisei Electric Railway Co Ltd	2,400	78,578
Kewpie Corp	6,100	138,745
Keyence Corp	3,760	1,713,643
Kikkoman Corp	3,400	202,758
Kinden Corp	4,800	81,847
Kintetsu Group Holdings Co Ltd	2,900	110,736
Kirin Holdings Co Ltd	25,600	491,216
Kobayashi Pharmaceutical Co Ltd	1,000	93,400
Kobe Bussan Co Ltd	4,000	107,249
Koei Tecmo Holdings Co Ltd	1,950	87,790
Koito Manufacturing Co Ltd	2,700	181,662
Komatsu Ltd	23,200	718,952
Konami Holdings Corp	2,700	161,189
Konica Minolta Inc	19,200	104,569
Kose Corp	500	70,865

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Kubota Corp	27,800	$634,172
Kuraray Co Ltd	27,400	313,433
Kurita Water Industries Ltd	5,100	219,120
Kusuri no Aoki Holdings Co Ltd	500	38,293
Kyocera Corp	5,600	356,328
Kyowa Exeo Corp	5,700	150,597
Kyowa Kirin Co Ltd	2,900	86,848
Kyudenko Corp	3,400	130,015
Kyushu Electric Power Co Inc	13,900	137,260
Kyushu Financial Group Inc	16,500	70,841
Kyushu Railway Co	4,700	109,480
Lasertec Corp	2,700	356,566
Lawson Inc	3,100	152,117
Lion Corp	6,700	130,611
Lixil Corp	14,300	397,959
M3 Inc	15,200	1,043,451
Mabuchi Motor Co Ltd	2,100	92,583
Makita Corp	8,700	373,681
Mani Inc	2,000	50,339
Marubeni Corp	49,000	409,252
Marui Group Co Ltd	10,200	192,246
Maruichi Steel Tube Ltd	3,200	73,149
Maruwa Unyu Kikan Co Ltd	1,800	31,426
Matsumotokiyoshi Holdings Co Ltd	2,600	115,989
Mazda Motor Corp	19,200	157,312
McDonald’s Holdings Co Japan Ltd	2,200	101,406
Mebuki Financial Group Inc	43,360	102,314
Medipal Holdings Corp	6,500	124,939
MEIJI Holdings Co Ltd	7,300	469,432
Menicon Co Ltd	1,500	88,693
MINEBEA MITSUMI Inc	17,800	456,862
MISUMI Group Inc	6,800	198,081
Mitsubishi Chemical Holdings Corp	46,600	349,994
Mitsubishi Corp	22,400	635,019
Mitsubishi Electric Corp	50,400	770,266
Mitsubishi Estate Co Ltd	30,200	528,847
Mitsubishi Gas Chemical Co Inc	5,800	142,667
Mitsubishi Heavy Industries Ltd	21,600	672,576
Mitsubishi Logistics Corp	1,900	58,213
Mitsubishi Materials Corp	6,200	145,189
Mitsubishi Motors Corp *	26,700	76,344
Mitsubishi UFJ Financial Group Inc	196,700	1,051,812
Mitsubishi UFJ Financial Group Inc ADR	6,245	33,598
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	257,514
Mitsui & Co Ltd	21,200	442,451
Mitsui & Co Ltd ADR	300	126,447
Mitsui Chemicals Inc	12,100	382,938
Mitsui Fudosan Co Ltd	19,500	444,512
Mitsui OSK Lines Ltd	5,400	190,013
Miura Co Ltd	2,100	113,625
Mizuho Financial Group Inc	33,200	480,084
Mizuho Financial Group Inc ADR	34,678	100,913
MonotaRO Co Ltd	10,800	292,986
Morinaga & Co Ltd	2,100	75,141
Morinaga Milk Industry Co Ltd	3,000	157,541
MS&AD Insurance Group Holdings Inc	8,200	241,211
Murata Manufacturing Co Ltd	16,000	1,287,926
Nabtesco Corp	5,900	269,973
Nagase & Co Ltd	5,100	79,876
Nagoya Railroad Co Ltd	3,100	73,854
Nankai Electric Railway Co Ltd	4,200	96,591
NEC Corp	8,400	495,982
NEC Networks & System Integration Corp	3,000	52,925
NET One Systems Co Ltd	5,500	176,207
Nexon Co Ltd	8,400	272,563
NGK Insulators Ltd	13,600	249,594
NGK Spark Plug Co Ltd	12,800	221,756
NH Foods Ltd	5,100	218,867
Nichirei Corp	10,300	264,709
Nidec Corp	7,600	926,651
Nidec Corp ADR	4,142	126,828

	Shares	Value
Nifco Inc	6,800	$248,707
Nihon Kohden Corp	3,200	93,505
Nihon M&A Center Inc	8,400	227,838
Nihon Unisys Ltd	3,800	117,520
Nikon Corp	15,300	143,749
Nintendo Co Ltd	3,300	1,859,996
Nippo Corp	3,000	81,959
Nippon Electric Glass Co Ltd	3,800	88,330
Nippon Express Co Ltd	5,000	372,960
Nippon Paint Holdings Co Ltd	16,500	238,321
Nippon Sanso Holdings Corp	10,100	192,570
Nippon Shinyaku Co Ltd	1,100	81,897
Nippon Shokubai Co Ltd	1,600	91,712
Nippon Steel Corp *	12,263	209,301
Nippon Telegraph & Telephone Corp	36,800	949,511
Nippon Yusen KK	12,000	410,405
Nipro Corp	14,300	173,079
Nishi-Nippon Railroad Co Ltd	2,000	53,504
Nissan Chemical Corp	4,000	214,010
Nissan Motor Co Ltd *	35,700	199,443
Nisshin Seifun Group Inc	4,340	72,518
Nissin Foods Holdings Co Ltd	1,800	133,455
Nitori Holdings Co Ltd	2,400	464,890
Nitto Denko Corp	7,700	660,049
NOF Corp	3,300	172,875
NOK Corp	6,700	91,258
Nomura Holdings Inc	55,600	294,594
Nomura Holdings Inc ADR	11,471	61,485
Nomura Real Estate Holdings Inc	8,800	212,713
Nomura Research Institute Ltd	10,846	336,962
NS Solutions Corp	2,800	89,007
NSK Ltd	13,900	142,917
NTT Data Corp	23,500	364,459
Obayashi Corp	41,400	380,010
Obic Co Ltd	1,300	238,539
Odakyu Electric Railway Co Ltd	5,100	139,546
Oji Holdings Corp	56,600	366,993
Olympus Corp	40,100	831,830
Omron Corp	3,400	266,330
Ono Pharmaceutical Co Ltd	8,200	214,449
Open House Co Ltd	3,200	136,883
Oracle Corp Japan	1,100	107,685
Orient Corp	20,800	28,993
Oriental Land Co Ltd	1,900	285,914
ORIX Corp	39,800	673,129
Osaka Gas Co Ltd	8,900	173,681
Otsuka Corp	3,600	168,800
Otsuka Holdings Co Ltd	9,300	394,403
PALTAC Corp	1,300	70,461
Pan Pacific International Holdings Corp	11,600	273,811
Panasonic Corp	75,700	980,273
Panasonic Corp ADR	13,000	169,520
Park24 Co Ltd *	7,600	142,643
Penta-Ocean Construction Co Ltd	14,800	116,313
PeptiDream Inc *	1,800	82,456
Persol Holdings Co Ltd	12,800	251,601
Pigeon Corp	4,900	185,804
Pola Orbis Holdings Inc	3,100	74,764
Rakus Co Ltd	2,100	40,737
Rakuten Inc	9,800	117,079
Recruit Holdings Co Ltd	39,200	1,924,963
Relo Group Inc	6,900	146,581
Renesas Electronics Corp *	28,500	312,041
Rengo Co Ltd	12,800	111,321
RENOVA Inc *	1,300	43,957
Resona Holdings Inc	75,200	315,878
Ricoh Co Ltd	24,400	248,713
Rinnai Corp	1,400	157,027
Rohm Co Ltd	2,200	215,762
Rohto Pharmaceutical Co Ltd	5,900	157,766
Ryohin Keikaku Co Ltd	7,600	180,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Sankyo Co Ltd	1,700	$45,084
Sankyu Inc	4,900	215,596
Santen Pharmaceutical Co Ltd	15,500	213,764
Sanwa Holdings Corp	14,100	184,702
Sawai Pharmaceutical Co Ltd Ω ±	2,700	129,361
SBI Holdings Inc	9,620	261,416
SCREEN Holdings Co Ltd	1,500	132,802
SCSK Corp	2,100	124,805
Secom Co Ltd	5,300	446,799
Sega Sammy Holdings Inc	5,900	92,219
Seibu Holdings Inc	7,200	79,512
Seiko Epson Corp	23,800	388,536
Seino Holdings Co Ltd	7,600	106,047
Sekisui Chemical Co Ltd	18,000	346,596
Sekisui House Ltd	25,300	544,206
Seria Co Ltd	3,200	111,907
Seven & i Holdings Co Ltd	28,300	1,142,793
Seven Bank Ltd	53,700	122,751
SG Holdings Co Ltd	7,800	179,083
Sharp Corp	5,700	98,694
SHIFT Inc *	500	59,471
Shimadzu Corp	4,200	152,294
Shimamura Co Ltd	1,100	127,111
Shimano Inc	1,600	382,144
Shimizu Corp	35,200	285,020
Shin-Etsu Chemical Co Ltd	7,300	1,236,622
Shinko Electric Industries Co Ltd	3,400	105,817
Shinsei Bank Ltd	8,500	137,369
Shionogi & Co Ltd	5,400	291,518
Ship Healthcare Holdings Inc	4,400	123,848
Shiseido Co Ltd	6,800	457,328
SHO-BOND Holdings Co Ltd	1,000	43,163
Showa Denko KK	6,500	185,255
Skylark Holdings Co Ltd *	11,800	176,885
SMC Corp	600	349,428
SMS Co Ltd	2,700	82,672
Softbank Corp	79,400	1,032,959
SoftBank Group Corp	48,000	4,086,606
Sohgo Security Services Co Ltd	4,000	189,283
Sojitz Corp	63,300	178,853
Sompo Holdings Inc	6,050	231,812
Sony Corp	28,100	2,973,919
Sony Corp ADR	12,142	1,287,173
Sotetsu Holdings Inc	2,200	49,339
Square Enix Holdings Co Ltd	3,400	189,105
Stanley Electric Co Ltd	3,200	95,576
Subaru Corp	22,300	445,701
Sugi Holdings Co Ltd	2,300	182,517
SUMCO Corp	15,100	346,052
Sumitomo Chemical Co Ltd	105,400	546,844
Sumitomo Corp	18,700	267,628
Sumitomo Dainippon Pharma Co Ltd	7,100	123,853
Sumitomo Electric Industries Ltd	33,200	499,221
Sumitomo Forestry Co Ltd	9,500	205,783
Sumitomo Heavy Industries Ltd	9,500	264,148
Sumitomo Metal Mining Co Ltd	6,000	260,011
Sumitomo Mitsui Financial Group Inc	21,300	772,067
Sumitomo Mitsui Trust Holdings Inc	11,500	401,229
Sumitomo Realty & Development Co Ltd	8,200	290,473
Sumitomo Rubber Industries Ltd	15,100	178,761
Sundrug Co Ltd	4,300	157,537
Suntory Beverage & Food Ltd	8,500	316,971
Sushiro Global Holdings Ltd	3,600	159,610
Suzuken Co Ltd	3,700	144,760
Suzuki Motor Corp	10,300	469,158
Sysmex Corp	5,100	550,513
T&D Holdings Inc	20,500	263,786
Taiheiyo Cement Corp	10,000	263,494
Taisei Corp	13,100	505,415
Taisho Pharmaceutical Holdings Co Ltd	1,200	77,545
Taiyo Yuden Co Ltd	6,000	283,360

	Shares	Value
Takara Holdings Inc	3,400	$46,330
Takeda Pharmaceutical Co Ltd	38,227	1,393,456
Takeda Pharmaceutical Co Ltd ADR	5,060	92,396
TDK Corp	5,500	765,643
TechnoPro Holdings Inc	2,000	167,350
Teijin Ltd	19,100	329,541
Terumo Corp	16,200	586,251
The Bank of Kyoto Ltd	2,500	154,010
The Chiba Bank Ltd	15,900	104,088
The Chugoku Electric Power Co Inc	6,300	77,406
The Iyo Bank Ltd	14,100	84,619
The Kansai Electric Power Co Inc	19,000	205,995
The Shizuoka Bank Ltd	18,700	147,007
The Yokohama Rubber Co Ltd	10,200	183,234
THK Co Ltd	4,100	142,250
TIS Inc	11,700	280,110
Tobu Railway Co Ltd	2,900	78,113
Toda Corp	13,200	96,847
Toei Animation Co Ltd	700	75,122
Toei Co Ltd	400	86,444
Toho Co Ltd	3,200	130,013
Toho Gas Co Ltd	1,400	86,392
Tohoku Electric Power Co Inc	10,000	94,557
Tokai Carbon Co Ltd	12,100	195,592
Tokio Marine Holdings Inc	10,800	513,984
Tokyo Broadcasting System Holdings Inc	2,400	47,205
Tokyo Century Corp	3,300	222,351
Tokyo Electric Power Co Holdings Inc *	42,500	142,070
Tokyo Electron Ltd	5,000	2,173,167
Tokyo Gas Co Ltd	8,600	191,597
Tokyo Ohka Kogyo Co Ltd	1,000	62,756
Tokyo Tatemono Co Ltd	11,700	178,377
Tokyu Corp	7,600	101,355
Tokyu Fudosan Holdings Corp	37,900	225,340
Toppan Printing Co Ltd	8,600	145,798
Toray Industries Inc	86,900	561,046
Toshiba Corp	10,200	345,242
Toshiba TEC Corp	1,300	47,721
Tosoh Corp	16,100	308,354
TOTO Ltd	4,000	246,184
Toyo Seikan Group Holdings Ltd	6,800	80,940
Toyo Suisan Kaisha Ltd	3,600	151,089
Toyo Tire Corp	11,100	197,170
Toyoda Gosei Co Ltd	3,800	100,179
Toyota Boshoku Corp	7,000	116,082
Toyota Industries Corp	2,700	241,270
Toyota Motor Corp	78,432	6,103,579
Toyota Motor Corp ADR	1,628	254,066
Toyota Tsusho Corp	6,200	261,085
Trend Micro Inc	4,600	230,911
TS Tech Co Ltd	6,400	95,625
Tsumura & Co	1,900	68,022
Tsuruha Holdings Inc	1,300	167,749
TV Asahi Holdings Corp	2,100	39,576
Ube Industries Ltd	8,200	174,948
Ulvac Inc	600	25,339
Unicharm Corp	9,900	415,706
USS Co Ltd	8,500	166,713
Welcia Holdings Co Ltd	3,200	109,791
West Japan Railway Co	2,800	155,360
Workman Co Ltd	700	50,254
Yakult Honsha Co Ltd	3,600	182,154
Yamada Holdings Co Ltd	32,600	176,177
Yamaha Corp	1,700	92,638
Yamaha Motor Co Ltd	14,300	351,931
Yamato Holdings Co Ltd	15,200	417,411
Yamazaki Baking Co Ltd	5,600	90,480
Yaoko Co Ltd	1,200	73,778
Yaskawa Electric Corp	4,700	234,822
Yokogawa Electric Corp	11,900	219,826
Z Holdings Corp	89,500	446,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Zenkoku Hosho Co Ltd	4,200	$193,312
Zensho Holdings Co Ltd	6,200	158,842
Zeon Corp	10,700	171,407
ZOZO Inc	2,800	82,948

		136,100,350

Jordan - 0.1%

Hikma Pharmaceuticals PLC	9,691	304,004

Luxembourg - 0.2%

ArcelorMittal SA *	23,534	677,342
ArcelorMittal SA ‘NY’ *	5,534	161,427
Eurofins Scientific SE *	5,887	562,681
RTL Group SA *	1,536	90,075

		1,491,525

Macau - 0.2%

Galaxy Entertainment Group Ltd *	35,000	316,411
Sands China Ltd *	77,600	388,941
SJM Holdings Ltd	57,000	74,800
Wynn Macau Ltd *	87,600	170,428

		950,580

Mexico - 0.0%

Fresnillo PLC	7,835	93,320

Netherlands - 4.2%

ABN AMRO Bank NV CVA * ~	18,493	224,504
Adyen NV * ~	375	836,777
Aegon NV	30,381	144,349
Aegon NV ‘NY’ ~	60,689	287,059
Akzo Nobel NV	7,873	878,987
Argenx SE ADR *	342	94,183
ASM International NV	2,263	656,142
ASML Holding NV	11,690	7,205,172
Euronext NV ~	2,633	265,011
GrandVision NV * ~	2,742	84,569
Heineken NV	6,823	700,435
ING Groep NV	64,003	781,738
Koninklijke Ahold Delhaize NV	76,903	2,145,043
Koninklijke DSM NV	8,664	1,464,720
Koninklijke KPN NV	335,039	1,136,467
Koninklijke Philips NV *	7,713	439,836
Koninklijke Philips NV ‘NY’ *	16,077	916,871
NN Group NV	14,712	717,672
Randstad NV	7,157	502,385
Royal Dutch Shell PLC ‘B’	41,221	758,773
Royal Dutch Shell PLC ‘B’ ADR	90,590	3,336,430
Topicus.com Inc *	1,272	83,545
Wolters Kluwer NV	14,053	1,220,571

		24,881,239

New Zealand - 0.4%

a2 Milk Co Ltd *	25,011	150,986
Auckland International Airport Ltd *	22,073	121,194
Chorus Ltd	37,436	185,189
Contact Energy Ltd	22,684	111,294
Fisher & Paykel Healthcare Corp Ltd	16,118	361,890
Fletcher Building Ltd	39,675	196,579
Genesis Energy Ltd	17,697	43,174
Infratil Ltd	21,398	106,658
Mainfreight Ltd	2,594	125,860
Mercury NZ Ltd	13,101	59,539
Meridian Energy Ltd	21,128	79,649
Port of Tauranga Ltd	17,167	92,545
Ryman Healthcare Ltd	8,590	91,945
Spark New Zealand Ltd	109,550	343,127

	Shares	Value
Vector Ltd	20,849	$59,008
Xero Ltd *	2,479	239,932

		2,368,569

Norway - 0.7%

Aker ASA ‘A’	701	53,780
Aker BP ASA	7,123	202,060
DNB ASA	15,714	335,068
Equinor ASA	43,525	849,596
Gjensidige Forsikring ASA	5,515	129,339
Kongsberg Gruppen ASA	5,109	117,251
Leroy Seafood Group ASA	15,000	128,204
Mowi ASA	11,787	292,750
NEL ASA *	21,518	63,681
Nordic Semiconductor ASA *	2,025	36,298
Norsk Hydro ASA	44,103	283,272
Orkla ASA	21,051	206,448
Salmar ASA	1,795	123,814
Scatec ASA ~	2,661	80,628
Schibsted ASA ‘A’ *	1,204	50,605
Schibsted ASA ‘B’ *	1,358	48,674
SpareBank 1 SR-Bank ASA	8,749	107,532
Storebrand ASA *	22,304	224,132
Telenor ASA	24,394	429,768
Tomra Systems ASA	4,331	187,999

		3,950,899

Portugal - 0.1%

EDP - Energias de Portugal SA	44,459	253,935
Galp Energia SGPS SA	33,179	384,619
Jeronimo Martins SGPS SA	11,557	194,484

		833,038

Russia - 0.0%

Evraz PLC	30,320	241,462

Singapore - 0.8%

BOC Aviation Ltd ~	21,100	205,345
CapitaLand Ltd	42,400	118,801
City Developments Ltd	25,300	150,475
DBS Group Holdings Ltd	49,876	1,069,410
Genting Singapore Ltd	98,100	67,213
Great Eastern Holdings Ltd	2,000	33,530
Jardine Cycle & Carriage Ltd	6,922	116,122
Keppel Corp Ltd	55,800	221,072
Olam International Ltd	32,100	41,077
Oversea-Chinese Banking Corp Ltd	86,819	759,580
Singapore Airlines Ltd *	48,950	202,145
Singapore Exchange Ltd	25,600	189,868
Singapore Technologies Engineering Ltd	60,500	175,241
Singapore Telecommunications Ltd	251,200	456,445
United Overseas Bank Ltd	33,381	643,653
UOL Group Ltd	19,700	115,851
Venture Corp Ltd	14,700	219,507

		4,785,335

South Africa - 0.2%

Anglo American PLC	35,836	1,403,617

Spain - 2.0%

Acciona SA	1,689	283,809
ACS Actividades de Construccion y Servicios SA	22,167	736,733
Aena SME SA * ~	2,172	352,381
Amadeus IT Group SA *	8,439	601,094
Banco Bilbao Vizcaya Argentaria SA ADR	112,303	586,222
Banco Santander SA *	398,524	1,359,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
CaixaBank SA (SIBE)	141,928	$440,656
Cellnex Telecom SA ~	5,296	305,305
EDP Renovaveis SA	5,340	114,001
Endesa SA	12,082	320,201
Ferrovial SA	11,705	305,863
Grifols SA	11,199	293,099
Iberdrola SA	210,363	2,715,138
Industria de Diseno Textil SA	30,142	995,890
Naturgy Energy Group SA	15,239	374,160
Red Electrica Corp SA	15,380	272,809
Repsol SA	50,338	624,793
Siemens Gamesa Renewable Energy SA	4,177	162,002
Telefonica SA	174,893	786,297

		11,629,741

Sweden - 3.2%

AAK AB	4,295	97,249
AddTech AB ‘B’	10,766	160,243
Alfa Laval AB *	14,853	448,908
Annehem Fastigheter AB ‘B’ *	3,913	12,052
Assa Abloy AB ‘B’	22,891	658,812
Atlas Copco AB ‘A’	20,922	1,275,556
Atlas Copco AB ‘B’	13,247	690,400
Avanza Bank Holding AB	5,215	161,934
Axfood AB	5,116	122,295
Beijer Ref AB	2,291	100,599
BillerudKorsnas AB	8,746	162,676
Boliden AB	16,029	594,729
Castellum AB	5,615	123,900
Dometic Group AB * ~	13,438	195,328
Electrolux AB ‘B’	14,962	415,960
Elekta AB ‘B’	18,518	240,223
Epiroc AB ‘A’	24,470	554,348
Epiroc AB ‘B’	14,220	296,225
Essity AB ‘A’	303	9,590
Essity AB ‘B’	16,012	506,062
Evolution Gaming Group AB ~	4,267	628,380
Fabege AB	8,974	121,044
Fastighets AB Balder ‘B’ *	1,594	78,915
Getinge AB ‘B’	10,882	302,224
H & M Hennes & Mauritz AB ‘B’ *	24,853	560,099
Hexagon AB ‘B’	3,075	283,848
Hexpol AB	13,173	148,755
Holmen AB ‘B’	3,161	138,761
Husqvarna AB ‘B’	21,263	306,541
ICA Gruppen AB	4,983	243,676
Indutrade AB *	10,386	239,814
Lifco AB ‘B’	1,220	113,351
Lundin Energy AB	4,805	151,127
Nibe Industrier AB ‘B’	5,934	184,033
Peab AB ‘B’ *	19,566	236,651
Saab AB ‘B’ *	3,232	88,543
Sagax AB ‘B’	2,049	44,261
Sandvik AB *	12,673	346,757
Securitas AB ‘B’	20,299	345,240
Sinch AB * ~	832	146,246
Skandinaviska Enskilda Banken AB ‘A’ *	26,905	328,200
Skanska AB ‘B’	19,402	486,595
SKF AB ‘B’	21,991	625,743
SSAB AB ‘A’ *	13,264	70,137
SSAB AB ‘B’ *	24,254	117,381
Svenska Cellulosa AB SCA ‘A’ *	303	5,405
Svenska Cellulosa AB SCA ‘B’ *	21,512	380,764
Svenska Handelsbanken AB ‘A’	34,261	372,458
Sweco AB ‘B’	9,744	159,024
Swedbank AB ‘A’	18,666	329,117
Swedish Match AB	4,159	324,448
Swedish Orphan Biovitrum AB *	9,728	155,569
Tele2 AB ‘B’	27,247	367,561
Telefonaktiebolaget LM Ericsson ‘A’	2,470	33,492

	Shares	Value
Telefonaktiebolaget LM Ericsson ‘B’	76,720	$1,016,943
Telefonaktiebolaget LM Ericsson ADR	4,153	54,778
Telia Co AB	70,730	306,669
Thule Group AB * ~	2,843	123,595
Trelleborg AB ‘B’ *	8,891	226,128
Volvo AB ‘A’ *	10,757	275,088
Volvo AB ‘B’ *	64,281	1,627,918
Wallenstam AB ‘B’	4,592	62,768

		18,985,136

Switzerland - 7.6%

ABB Ltd	25,089	763,244
Adecco Group AG	5,548	374,223
Alcon Inc *	16,390	1,150,202
Baloise Holding AG	2,033	345,715
Banque Cantonale Vaudoise	1,580	154,166
Barry Callebaut AG	166	375,838
Chocoladefabriken Lindt & Spruengli AG	4	365,475
Cie Financiere Richemont SA	8,548	820,807
Clariant AG	6,501	131,170
Coca-Cola HBC AG	9,691	308,022
Credit Suisse Group AG	59,172	626,002
Credit Suisse Group AG ADR	40,985	434,441
EMS-Chemie Holding AG	157	140,251
Geberit AG	1,262	803,194
Givaudan SA	199	767,592
Julius Baer Group Ltd	14,737	941,745
Kuehne + Nagel International AG	2,355	672,649
LafargeHolcim Ltd (XVTX)	26,826	1,577,501
Logitech International SA	5,299	554,916
Lonza Group AG	1,426	797,561
Nestle SA	89,053	9,927,307
Novartis AG	52,974	4,528,253
Novartis AG ADR	3,503	299,436
Partners Group Holding AG	612	782,091
Roche Holding AG	22,441	7,289,766
Schindler Holding AG	791	226,958
SGS SA	184	522,817
Sika AG	4,771	1,364,288
Sonova Holding AG *	1,601	424,385
STMicroelectronics NV	26,077	996,281
Straumann Holding AG	169	210,999
Swiss Life Holding AG	1,378	677,199
Swiss Prime Site AG	2,584	238,550
Swiss Re AG	9,884	972,023
Swisscom AG	2,148	1,152,438
Temenos AG	3,495	504,289
The Swatch Group AG	1,094	315,005
The Swatch Group AG - Registered	1,831	102,097
UBS Group AG *	26,575	412,710
UBS Group AG (XVTX)	37,929	586,818
VAT Group AG ~	564	157,875
Vifor Pharma AG	2,306	313,829
Zurich Insurance Group AG	2,407	1,024,543

		45,134,671

United Arab Emirates - 0.0%

NMC Health PLC *	4,009	1,608

United Kingdom - 11.3%

3i Group PLC	24,746	393,276
Admiral Group PLC	6,281	268,455
Ashtead Group PLC	20,765	1,239,579
ASOS PLC *	3,759	286,735
Associated British Foods PLC *	13,570	450,843
AstraZeneca PLC ADR	82,313	4,092,602
Auto Trader Group PLC * ~	52,445	400,995
Avast PLC ~	35,052	220,311
AVEVA Group PLC	2,760	130,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Value
Aviva PLC	131,837	$743,124
B&M European Value Retail SA	54,855	399,100
BAE Systems PLC	158,652	1,104,862
Barclays PLC ADR	73,223	749,071
Barratt Developments PLC *	44,315	455,825
Bellway PLC	5,006	234,795
Berkeley Group Holdings PLC	4,177	255,725
boohoo Group PLC *	39,756	186,154
BP PLC ADR	82,752	2,015,011
British American Tobacco PLC	25,810	981,049
British American Tobacco PLC ADR	22,180	859,253
BT Group PLC *	701,133	1,495,734
Bunzl PLC	11,064	354,131
Burberry Group PLC *	23,491	614,520
CK Hutchison Holdings Ltd	88,280	705,296
CNH Industrial NV *	62,191	962,729
Coca-Cola European Partners PLC	12,348	638,983
Compass Group PLC *	48,868	987,317
ConvaTec Group PLC ~	74,959	202,647
Croda International PLC	4,079	356,897
DCC PLC	5,107	442,980
Diageo PLC ADR	15,915	2,613,402
Direct Line Insurance Group PLC	80,400	347,069
DS Smith PLC *	93,992	528,167
easyJet PLC *	2,578	34,765
Electrocomponents PLC	12,193	166,975
Entain PLC *	29,518	617,301
Experian PLC	30,254	1,042,279
G4S PLC *	17,490	59,078
Games Workshop Group PLC	304	41,766
GlaxoSmithKline PLC	15,059	266,587
GlaxoSmithKline PLC ADR	65,129	2,324,454
Halma PLC	5,979	195,613
Hargreaves Lansdown PLC	11,352	241,203
HomeServe PLC	16,751	277,361
Howden Joinery Group PLC *	38,751	391,564
HSBC Holdings PLC	24,082	140,366
HSBC Holdings PLC ADR	57,671	1,680,533
Imperial Brands PLC	61,210	1,254,860
Informa PLC *	55,925	431,806
InterContinental Hotels Group PLC *	2,022	139,052
InterContinental Hotels Group PLC ADR *	2,767	190,646
Intermediate Capital Group PLC	10,199	258,946
International Consolidated Airlines Group SA *	40,150	109,766
Intertek Group PLC	5,159	398,357
ITV PLC *	219,113	362,723
J Sainsbury PLC	122,143	408,444
JD Sports Fashion PLC *	20,733	235,688
Johnson Matthey PLC	11,914	494,907
Kingfisher PLC *	111,306	487,858
Legal & General Group PLC	149,612	574,438
Lloyds Banking Group PLC *	1,121,090	657,659
London Stock Exchange Group PLC	6,960	665,372
M&G PLC	165,307	472,392
Melrose Industries PLC *	154,170	354,512
Mondi PLC	26,745	681,818
National Grid PLC	18,505	219,665
National Grid PLC ADR	11,106	657,919
Natwest Group PLC	86,104	232,983
Natwest Group PLC ADR	42,754	229,589
Next PLC *	4,473	484,793
Ninety One PLC	4,468	14,689
Ocado Group PLC *	4,281	120,027
Pearson PLC	14,024	149,538
Pearson PLC ADR	24,554	262,482
Pennon Group PLC	13,255	178,117
Persimmon PLC *	14,837	600,982
Phoenix Group Holdings PLC	29,822	301,502
Prudential PLC	10,345	220,375
Prudential PLC ADR	12,164	519,281
Reckitt Benckiser Group PLC	19,594	1,753,864

	Shares	Value
RELX PLC	37,392	$938,091
RELX PLC ADR	21,073	530,197
Renishaw PLC	1,071	94,560
Rentokil Initial PLC *	54,803	365,886
Rightmove PLC *	48,028	385,407
Rolls-Royce Holdings PLC *	228,275	331,501
Royal Mail PLC *	40,871	284,452
RSA Insurance Group PLC	44,280	415,399
Schroders PLC	5,647	272,450
Schroders PLC - Non-Voting	1,879	64,518
Severn Trent PLC	8,933	284,136
Smith & Nephew PLC	18,620	353,500
Smith & Nephew PLC ADR	590	22,361
Smiths Group PLC	15,414	326,537
Spectris PLC	3,295	151,142
Spirax-Sarco Engineering PLC	2,148	337,490
SSE PLC	54,886	1,100,518
St James’s Place PLC	25,984	456,183
Standard Chartered PLC	90,342	622,053
Standard Life Aberdeen PLC	187,278	748,180
Subsea 7 SA *	9,887	99,330
Tate & Lyle PLC	32,467	342,519
Taylor Wimpey PLC *	186,001	462,454
Tesco PLC	449,212	1,418,264
The Sage Group PLC	36,903	311,764
The Weir Group PLC *	11,618	284,760
Travis Perkins PLC *	11,434	243,109
Unilever PLC	15,605	870,720
Unilever PLC ADR	67,514	3,769,307
United Utilities Group PLC	25,027	319,805
Vodafone Group PLC	704,463	1,284,640
Vodafone Group PLC ADR	22,020	405,829
Whitbread PLC *	7,152	337,613
Wm Morrison Supermarkets PLC	136,004	342,059
WPP PLC	45,265	576,833
WPP PLC ADR	2,647	169,143

		66,644,435

United States - 1.1%

Bausch Health Cos Inc *	13,823	438,709
BRP Inc	1,277	110,730
Carnival PLC ADR *	4,044	90,626
Ferguson PLC	8,703	1,039,616
James Hardie Industries PLC	13,831	418,023
QIAGEN NV *	5,724	277,036
Stellantis NV	169,398	2,997,032
Tenaris SA	14,395	162,778
Tenaris SA ADR	2,149	48,761
Waste Connections Inc	6,527	704,831

		6,288,142

Zambia - 0.1%

First Quantum Minerals Ltd	19,061	363,262

Total Common Stocks (Cost $453,027,614)		579,663,071

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 04/01/21 (Dated 03/31/21, repurchase price of $2,670,283; collateralized by U.S. Treasury Notes: 0.500% due 04/15/24 and value $2,723,797)	$2,670,283	$2,670,283

Total Short-Term Investment (Cost $2,670,283)		2,670,283

TOTAL INVESTMENTS - 99.1% (Cost $457,959,805)		585,699,074

OTHER ASSETS & LIABILITIES, NET - 0.9%		5,328,861

NET ASSETS - 100.0%		$591,027,935

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $298,931 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:

		Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$3,709	$3,584	$125	$-
	Warrants	9,305	9,305	-	-
	Preferred Stocks	3,352,706	-	3,352,706	-
	Common Stocks
	Australia	41,270,158	5,330,278	35,939,880	-
	Austria	1,165,842	-	1,165,842	-
	Belgium	5,274,065	101,189	5,172,876	-
	Brazil	615,410	232,567	382,843	-
	Cambodia	144,638	-	144,638	-
	Canada	51,351,376	51,074,809	276,567	-
	Chile	945,579	499,936	445,643	-
	China	1,818,248	217,686	1,600,562	-
	Colombia	347,992	-	347,992	-
	Denmark	13,503,717	634,490	12,869,227	-
	Finland	7,336,536	218,513	7,118,023	-
	France	53,545,638	129,315	53,416,323	-
	Germany	42,840,412	674,746	42,165,666	-
	Hong Kong	13,889,258	125,174	13,764,084	-
	Ireland	5,043,761	1,894,938	3,148,823	-
	Israel	2,686,318	786,029	1,900,289	-
	Italy	11,433,190	14,170	11,419,020	-
	Japan	136,100,350	2,420,398	133,381,021	298,931
	Jordan	304,004	-	304,004	-
	Luxembourg	1,491,525	161,427	1,330,098	-
	Macau	950,580	-	950,580	-
	Mexico	93,320	-	93,320	-
	Netherlands	24,881,239	10,103,310	14,777,929	-
	New Zealand	2,368,569	-	2,368,569	-
	Norway	3,950,899	-	3,950,899	-
	Portugal	833,038	194,484	638,554	-
	Russia	241,462	-	241,462	-
	Singapore	4,785,335	-	4,785,335	-
	South Africa	1,403,617	-	1,403,617	-
	Spain	11,629,741	586,222	11,043,519	-
	Sweden	18,985,136	66,830	18,918,306	-
	Switzerland	45,134,671	1,792,222	43,342,449	-
	United Arab Emirates	1,608	-	1,608	-
	United Kingdom	66,644,435	22,050,506	44,593,929	-
	United States	6,288,142	4,390,689	1,897,453	-
	Zambia	363,262	363,262	-	-

	Total Common Stocks	579,663,071	104,063,190	475,300,950	298,931

	Short-Term Investment	2,670,283	-	2,670,283	-

	Total	$585,699,074	$104,076,079	$481,324,064	$298,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 343 and 344

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2021 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2021.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
l	Total shares owned by the Fund as of March 31, 2021 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2021 (Unaudited)

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PIPE	Private Investment in Public Equity
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2021 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2021 is as follows:

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2021
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$59,703,352	$1,091,077	$2,887,711	$349,062	($421,062)	$ 57,834,718	5,081,945
PD Aggregate Bond Index ‘P’	227,234,373	12,564,759	565,152	117,913	(7,945,178)	231,406,715	16,854,429
PD High Yield Bond Market ‘P’	93,568,812	3,772,695	1,291,531	452,074	387,338	96,889,388	5,301,129
PD Large-Cap Growth Index ‘P’	75,866,016	2,394,688	26,548,678	14,422,885	(14,005,884)	52,129,027	800,306
PD Large-Cap Value Index ‘P’	69,080,173	241,182	18,722,547	7,813,645	(382,892)	58,029,561	1,503,526
PD Mid-Cap Index ‘P’	36,324,939	5,813,969	3,100,420	490,325	2,389,822	41,918,635	3,448,202
PD Small-Cap Growth Index ‘P’	3,377,781	9,864,772	509,624	194,936	(259,971)	12,667,894	262,654
PD Small-Cap Value Index ‘P’	3,360,409	16,215,909	681,144	168,525	47,066	19,110,765	552,921
PD Emerging Markets ‘P’	23,516,998	6,645,412	2,359,519	845,879	283,539	28,932,309	1,304,808
PD International Large-Cap ‘P’	53,013,195	140,992	10,850,092	3,404,365	(901,092)	44,807,368	1,969,437
Total	$645,046,048	$58,745,455	$67,516,418	$28,259,609	($20,80,314)	$643,726,380

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$140,871,632	$1,115,778	$3,395,875	$410,478	($577,158)	$138,424,855	12,163,413
PD Aggregate Bond Index ‘P’	617,911,885	69,057,679	786,776	160,971	(21,075,836)	665,267,923	48,454,563
PD High Yield Bond Market ‘P’	279,755,179	25,094,538	593,923	216,345	2,430,706	306,902,845	16,791,640
PD Large-Cap Growth Index ‘P’	470,836,451	439,556	122,340,955	82,438,708	(80,334,221)	351,039,539	5,389,303
PD Large-Cap Value Index ‘P’	453,040,081	-	126,667,320	61,576,636	(12,332,549)	375,616,848	9,732,106
PD Mid-Cap Index ‘P’	226,356,499	53,543,038	7,250,103	1,048,791	17,003,646	290,701,871	23,912,960
PD Small-Cap Growth Index ‘P’	30,299,321	39,666,561	2,664,159	984,362	(467,142)	67,818,943	1,406,145
PD Small-Cap Value Index ‘P’	30,277,203	76,900,773	2,960,455	1,206,775	2,730,040	108,154,336	3,129,166
PD Emerging Markets ‘P’	144,334,894	7,892,707	7,581,971	2,563,861	4,390,600	151,600,091	6,836,960
PD International Large-Cap ‘P’	342,630,756	141,378	42,309,112	12,067,008	4,086,093	316,616,123	13,916,362
Total	$2,736,313,901	$273,852,008	$316,550,649	$162,673,935	($84,145,821)	$2,772,143,374

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$18,721,433	$2,260,555	$20,726	$1,277	($25,180)	$20,937,359	1,839,769
PD Aggregate Bond Index ‘P’	149,971,101	23,068,877	127,631	23,505	(5,454,676)	167,481,176	12,198,435
PD High Yield Bond Market ‘P’	81,627,085	8,663,167	91,692	27,737	700,580	90,926,877	4,974,901
PD Large-Cap Growth Index ‘P’	285,372,949	22,589,853	69,203,993	47,591,229	(46,203,180)	240,146,858	3,686,833
PD Large-Cap Value Index ‘P’	266,842,219	4,074,650	49,220,167	22,357,524	7,523,087	251,577,313	6,518,283
PD Mid-Cap Index ‘P’	139,294,527	45,411,831	190,349	25,851	11,323,163	195,865,023	16,111,738
PD Small-Cap Growth Index ‘P’	20,487,670	29,580,858	655,726	382,334	(46,373)	49,748,763	1,031,482
PD Small-Cap Value Index ‘P’	13,712,130	48,290,406	552,260	81,561	1,465,001	62,996,838	1,822,650
PD Emerging Markets ‘P’	77,273,542	10,678,541	755,585	247,853	3,431,695	90,876,046	4,098,387
PD International Large-Cap ‘P’	217,411,351	9,199,184	7,428,921	2,672,844	7,740,434	229,594,892	10,091,481
Total	$1,270,714,007	$203,817,922	$128,247,050	$73,411,715	($19,545,449)	$1,400,151,145

Portfolio Optimization Conservative
Core Income ‘P’	$68,729,398	$914,342	$1,994,982	$311,724	($2,117,214)	$65,843,268	5,256,446
Diversified Bond ‘P’	470,040,121	21,998,768	4,834,626	1,321,082	(25,401,134)	463,124,211	29,590,045
Floating Rate Income ‘P’	25,121,951	180,723	9,587,423	1,697,437	(1,355,439)	16,057,249	1,183,297
High Yield Bond ‘P’	100,583,173	608,627	5,891,135	967,978	228,255	96,496,898	9,253,912
Inflation Managed ‘P’	50,343,089	452,599	2,035,402	366,697	(1,010,361)	48,116,622	3,424,050
Intermediate Bond ‘P’	129,953,152	18,516,307	3,050,245	(26,992)	(4,111,830)	141,280,392	14,369,678
Managed Bond ‘P’	253,767,130	3,317,484	36,649,502	4,867,676	(12,604,558)	212,698,230	13,271,043
Short Duration Bond ‘P’	250,967,822	2,397,460	28,824,541	2,973,963	(2,787,060)	224,727,644	20,007,415
Emerging Markets Debt ‘P’	41,927,637	25,356,019	373,262	72,353	(3,215,683)	63,767,064	5,185,516
Dividend Growth ‘P’	31,244,215	554,442	10,655,082	3,010,611	(1,656,612)	22,497,574	663,745
Equity Index ‘P’	17,699,653	260,450	8,464,586	2,622,551	(1,657,270)	10,460,798	102,439
Focused Growth ‘P’	-	8,861,572	76,206	757	68,419	8,854,542	163,253
Growth ‘P’	30,231,463	1,013,318	9,473,305	3,182,858	(3,135,090)	21,819,244	381,623
Large-Cap Growth ‘P’	22,668,418	752,165	9,663,533	3,576,889	(3,624,010)	13,709,929	565,929
Large-Cap Value ‘P’	31,279,919	754,953	17,913,829	5,942,079	(3,217,849)	16,845,273	511,571
Main Street Core ‘P’	13,472,292	197,639	7,354,826	2,561,794	(1,635,971)	7,240,928	111,630
Mid-Cap Equity ‘P’	10,045,998	321,184	1,634,363	550,614	345,185	9,628,618	243,602
Mid-Cap Growth ‘P’	11,680,220	8,700,030	1,394,126	555,057	(203,810)	19,337,371	627,199
Mid-Cap Value ‘P’	20,292,524	744,379	4,508,661	987,087	1,693,185	19,208,514	527,166
Small-Cap Equity ‘P’	-	16,111,950	-	-	(423,724)	15,688,226	415,424
Small-Cap Value ‘P’	-	16,111,949	-	-	(413,445)	15,698,504	449,863
Value ‘P’	13,505,811	4,305,074	2,267,900	182,973	1,083,706	16,809,664	832,968
Value Advantage ‘P’	25,348,693	645,984	10,954,550	2,406,770	947,898	18,394,795	835,114
Emerging Markets ‘P’	25,417,385	9,042,248	3,098,128	971,537	(656,501)	31,676,541	1,246,589
International Large-Cap ‘P’	16,685,807	372,527	1,281,748	402,115	(201,884)	15,976,817	1,219,965
International Value ‘P’	16,684,765	605,778	11,557,187	3,181,277	(991,457)	7,923,176	527,737
Total	$1,677,690,636	$143,097,971	$193,539,148	$42,686,887	($66,054,254)	$1,603,882,092

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Beginning			Net Realized	Change in Unrealized	As of March 31, 2021
	Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Gain (Loss)	Appreciation (Depreciation)	Ending Value	Share Balance

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$74,778,060	$9,300,231	$276,237	$44,082	($1,971,405)	$81,874,731	6,536,281
Diversified Bond ‘P’	519,170,547	83,571,595	1,736,651	463,682	(26,636,058)	574,833,115	36,727,378
Floating Rate Income ‘P’	34,959,953	558	12,387,543	1,168,632	(692,081)	23,049,519	1,698,574
High Yield Bond ‘P’	178,794,545	-	53,282,851	18,283,345	(16,559,292)	127,235,747	12,201,723
Inflation Managed ‘P’	67,538,008	2,824,694	389,777	71,952	(930,030)	69,114,847	4,918,314
Intermediate Bond ‘P’	142,025,089	38,178,816	567,656	(8,999)	(4,434,062)	175,193,188	17,818,961
Managed Bond ‘P’	273,835,849	328,435	3,226,413	662,105	(8,914,955)	262,685,021	16,389,907
Short Duration Bond ‘P’	169,730,971	160,059	54,838,502	4,254,229	(4,134,418)	115,172,339	10,253,749
Emerging Markets Debt ‘P’	48,154,070	24,137,918	315,722	15,908	(3,524,596)	68,467,578	5,567,760
Dividend Growth ‘P’	81,566,993	-	17,793,912	6,192,031	(2,575,631)	67,389,481	1,988,190
Equity Index ‘P’	46,337,548	-	17,521,569	7,459,309	(4,928,050)	31,347,238	306,973
Focused Growth ‘P’	-	27,679,396	131,193	1,327	214,532	27,764,062	511,893
Growth ‘P’	77,267,184	7,926	10,958,458	4,833,834	(4,688,530)	66,461,956	1,162,433
Large-Cap Growth ‘P’	59,567,451	6,345	16,442,935	7,160,901	(7,303,041)	42,988,721	1,774,522
Large-Cap Value ‘P’	81,586,237	-	37,814,564	15,365,049	(8,204,443)	50,932,279	1,546,753
Main Street Core ‘P’	35,059,078	-	15,414,843	7,478,533	(5,027,799)	22,094,969	340,627
Mid-Cap Equity ‘P’	25,028,881	-	4,191,080	1,456,664	686,352	22,980,817	581,409
Mid-Cap Growth ‘P’	24,894,435	22,899,483	2,195,012	1,156,028	(428,484)	46,326,450	1,502,577
Mid-Cap Value ‘P’	49,440,478	-	9,861,638	3,105,815	3,378,246	46,062,901	1,264,169
Small-Cap Equity ‘P’	-	26,526,089	-	-	(697,603)	25,828,486	683,937
Small-Cap Growth ‘P’	6,368,246	286	768,000	429,463	(335,768)	5,694,227	144,759
Small-Cap Index ‘P’	12,713,197	-	3,105,692	1,043,160	551,734	11,202,399	316,924
Small-Cap Value ‘P’	6,377,535	18,588,560	1,283,764	307,428	731,936	24,721,695	708,436
Value ‘P’	36,483,578	16,201,124	2,944,932	1,334,516	2,181,966	53,256,252	2,639,004
Value Advantage ‘P’	69,101,307	-	22,826,597	9,137,331	35,769	55,447,810	2,517,300
Emerging Markets ‘P’	74,617,321	-	7,788,287	3,847,575	(2,653,528)	68,023,081	2,676,960
International Large-Cap ‘P’	73,593,124	-	5,712,415	1,402,929	(583,650)	68,699,988	5,245,826
International Small-Cap ‘P’	12,441,747	-	1,880,969	534,709	409,939	11,505,426	660,179
International Value ‘P’	73,732,809	-	37,797,698	2,487,163	6,949,586	45,371,860	3,022,070
Real Estate ‘P’	11,998,978	-	1,262,379	167,103	660,605	11,564,307	362,079
Total	$2,367,163,219	$270,411,515	$344,717,289	$99,855,804	($89,422,759)	$2,303,290,490

Portfolio Optimization Moderate
Core Income ‘P’	$263,705,687	$19,952,255	$718,739	$145,354	($6,980,350)	$276,104,207	22,042,145
Diversified Bond ‘P’	1,854,756,141	174,016,460	4,969,084	1,290,924	(94,992,847)	1,930,101,594	123,318,522
Floating Rate Income ‘P’	94,004,661	8,861	46,886,828	7,043,907	(5,777,471)	48,393,130	3,566,206
High Yield Bond ‘P’	443,904,246	-	11,560,348	4,362,454	901,991	437,608,343	41,966,003
Inflation Managed ‘P’	89,003,794	9,345,334	447,872	82,773	(1,187,569)	96,796,460	6,888,179
Intermediate Bond ‘P’	506,810,256	101,250,952	1,494,987	(22,950)	(15,916,436)	590,626,835	60,072,863
Managed Bond ‘P’	975,917,831	501,453	66,268,167	9,768,162	(39,277,314)	880,641,965	54,946,566
Short Duration Bond ‘P’	408,289,133	216,187	21,990,675	2,099,865	(1,805,215)	386,809,295	34,437,481
Emerging Markets Debt ‘P’	99,938,382	99,848,331	418,236	100,431	(7,924,451)	191,544,457	15,576,329
Dividend Growth ‘P’	516,737,613	-	104,363,559	35,614,585	(12,465,069)	435,523,570	12,849,238
Equity Index ‘P’	294,569,386	-	110,487,114	44,360,557	(28,175,740)	200,267,089	1,961,149
Focused Growth ‘P’	-	174,269,108	579,197	5,563	1,352,590	175,048,064	3,227,406
Growth ‘P’	566,294,458	134,790	134,408,416	58,878,724	(59,182,468)	431,717,088	7,550,818
Large-Cap Growth ‘P’	429,626,691	82,863	154,394,219	67,072,558	(68,775,214)	273,612,679	11,294,398
Large-Cap Value ‘P’	461,716,202	-	176,556,525	75,579,540	(34,364,598)	326,374,619	9,911,610
Main Street Core ‘P’	221,218,836	-	90,029,127	46,844,940	(31,154,552)	146,880,097	2,264,374
Mid-Cap Equity ‘P’	136,023,144	-	22,381,185	7,843,277	3,910,089	125,395,325	3,172,473
Mid-Cap Growth ‘P’	192,669,323	94,065,060	14,172,310	7,479,767	(2,549,707)	277,492,133	9,000,332
Mid-Cap Value ‘P’	243,108,728	-	47,789,193	19,974,511	12,142,177	227,436,223	6,241,850
Small-Cap Equity ‘P’	37,026,315	114,785,330	5,262,265	2,097,095	2,185,569	150,832,044	3,994,028
Small-Cap Growth ‘P’	21,338,556	824	2,524,518	1,637,830	(1,324,411)	19,128,281	486,280
Small-Cap Index ‘P’	64,179,461	-	15,910,275	8,393,631	(238,692)	56,424,125	1,596,282
Small-Cap Value ‘P’	37,615,219	113,445,577	6,252,499	1,732,698	4,389,875	150,930,870	4,325,141
Value ‘P’	207,627,373	125,771,881	12,784,049	3,950,933	16,739,832	341,305,970	16,912,716
Value Advantage ‘P’	391,921,989	-	89,822,694	34,053,724	18,772,303	354,925,322	16,113,416
Emerging Markets ‘P’	415,644,774	-	41,571,385	20,546,341	(13,933,153)	380,686,577	14,981,427
International Large-Cap ‘P’	357,854,206	-	25,408,147	6,894,707	(2,900,236)	336,440,530	25,690,082
International Small-Cap ‘P’	52,005,083	-	7,650,825	2,198,136	1,788,857	48,341,251	2,773,813
International Value ‘P’	360,110,661	-	119,873,284	7,389,511	38,033,729	285,660,617	19,026,914
Real Estate ‘P’	99,461,893	-	8,902,419	1,195,346	5,720,958	97,475,778	3,051,973
Total	$9,843,080,042	$1,027,695,266	$1,345,878,141	$478,614,894	($322,987,523)	$9,680,524,538

Portfolio Optimization Growth
Core Income ‘P’	$139,763,081	$23,802,940	$454,733	$92,094	($3,671,240)	$159,532,142	12,735,882
Diversified Bond ‘P’	1,014,282,757	146,577,224	3,391,639	881,669	(52,023,379)	1,106,326,632	70,685,691
Floating Rate Income ‘P’	76,568,456	-	34,532,361	5,187,877	(4,152,267)	43,071,705	3,174,057
High Yield Bond ‘P’	249,515,379	8,138,075	1,050,889	272,497	2,793,721	259,668,783	24,901,858
Intermediate Bond ‘P’	280,009,540	65,825,639	932,667	(13,975)	(8,765,772)	336,122,765	34,187,164
Managed Bond ‘P’	532,923,625	-	8,703,865	1,066,256	(17,123,371)	508,162,645	31,706,180
Short Duration Bond ‘P’	190,720,888	24,648,882	360,415	28,008	111,462	215,148,825	19,154,616
Emerging Markets Debt ‘P’	81,904,334	52,148,195	89,941	(893)	(6,118,159)	127,843,536	10,396,192
Dividend Growth ‘P’	585,222,442	-	93,449,935	33,646,550	(6,797,487)	518,621,570	15,300,876
Equity Index ‘P’	335,512,276	-	115,036,031	50,301,469	(31,627,716)	239,149,998	2,341,917
Focused Growth ‘P’	-	228,427,639	880,207	8,355	1,772,007	229,327,794	4,228,175
Growth ‘P’	662,662,022	-	100,112,775	43,813,681	(43,268,651)	563,094,277	9,848,631
Large-Cap Growth ‘P’	499,480,823	-	145,657,505	63,902,782	(65,576,428)	352,149,672	14,536,310
Large-Cap Value ‘P’	516,955,152	-	185,972,821	77,855,299	(31,295,473)	377,542,157	11,465,507
Main Street Core ‘P’	248,584,159	-	92,115,640	47,907,501	(29,999,837)	174,376,183	2,688,267
Mid-Cap Equity ‘P’	174,319,436	-	34,858,405	19,146,361	(4,023,095)	154,584,297	3,910,948
Mid-Cap Growth ‘P’	232,803,129	88,348,381	14,888,413	7,850,429	(2,165,855)	311,947,671	10,117,882
Mid-Cap Value ‘P’	321,972,391	-	54,365,196	22,691,967	20,033,640	310,332,802	8,516,897
Small-Cap Equity ‘P’	51,375,717	72,829,303	6,543,098	4,061,958	4,174,392	125,898,272	3,333,782
Small-Cap Growth ‘P’	51,649,686	-	9,856,113	6,639,440	(5,861,664)	42,571,349	1,082,251
Small-Cap Index ‘P’	85,267,083	-	12,124,175	6,285,507	4,299,149	83,727,564	2,368,717
Small-Cap Value ‘P’	47,657,315	76,037,632	7,229,484	2,979,010	6,536,288	125,980,761	3,610,160
Value ‘P’	233,288,089	149,118,106	10,624,875	3,302,440	20,249,886	395,333,646	19,589,947
Value Advantage ‘P’	437,584,460	-	85,390,435	30,908,920	28,516,255	411,619,200	18,687,287
Emerging Markets ‘P’	454,189,616	-	37,456,435	18,493,489	(11,552,045)	423,674,625	16,673,166
International Large-Cap ‘P’	467,633,391	9,861,160	11,815,320	4,808,440	214,759	470,702,430	35,942,115
International Small-Cap ‘P’	90,942,100	-	11,870,902	3,415,214	3,594,385	86,080,797	4,939,302
International Value ‘P’	473,519,609	-	151,974,854	10,964,046	48,992,923	381,501,724	25,410,575
Real Estate ‘P’	85,565,231	-	4,724,484	648,187	5,377,881	86,866,815	2,719,805
Total	$8,621,872,187	$945,763,176	$1,236,463,613	$467,144,578	($177,355,691)	$8,620,960,637

Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$16,158,686	$3,377,961	$100,698	$15,261	($429,585)	$19,021,625	1,518,548
Diversified Bond ‘P’	115,388,304	22,103,987	631,015	95,984	(5,927,554)	131,029,706	8,371,782
Floating Rate Income ‘P’	8,527,764	345,189	8,982,765	1,273,603	(1,163,791)	-	-
High Yield Bond ‘P’	55,786,470	4,197,290	418,215	68,802	631,378	60,265,725	5,779,395
Intermediate Bond ‘P’	31,858,733	9,371,001	207,149	(3,173)	(994,533)	40,024,879	4,070,945
Managed Bond ‘P’	60,217,955	2,639,595	1,022,931	110,106	(1,929,245)	60,015,480	3,744,592
Short Duration Bond ‘P’	15,585,954	4,467,125	70,699	5,493	5,993	19,993,866	1,780,046
Emerging Markets Debt ‘P’	18,089,720	13,057,240	49,525	(2,453)	(1,366,858)	29,728,124	2,417,481
Dividend Growth ‘P’	141,765,471	-	14,543,638	6,217,610	511,866	133,951,309	3,951,961
Equity Index ‘P’	81,518,020	-	24,673,101	10,798,630	(6,187,351)	61,456,198	601,820
Focused Growth ‘P’	-	59,187,306	208,305	1,457	459,289	59,439,747	1,095,906
Growth ‘P’	159,052,453	1,596,266	17,021,661	8,405,549	(8,155,954)	143,876,653	2,516,431
Large-Cap Growth ‘P’	120,958,414	820,243	30,491,580	13,720,026	(14,076,038)	90,931,065	3,753,524
Large-Cap Value ‘P’	125,205,733	-	43,256,426	15,337,037	(3,936,608)	93,349,736	2,834,921
Main Street Core ‘P’	59,910,716	827	19,929,129	10,005,240	(5,618,651)	44,369,003	684,014
Mid-Cap Equity ‘P’	53,450,653	-	12,138,305	6,683,857	(2,020,913)	45,975,292	1,163,164
Mid-Cap Growth ‘P’	75,704,831	24,732,115	4,435,292	2,349,418	(524,514)	97,826,558	3,172,960
Mid-Cap Value ‘P’	95,480,788	-	11,239,351	4,657,980	8,092,587	96,992,004	2,661,887
Small-Cap Equity ‘P’	15,634,688	20,835,864	1,899,948	750,678	1,796,832	37,118,114	982,886
Small-Cap Growth ‘P’	19,961,224	-	4,419,315	1,727,697	(1,408,579)	15,861,027	403,220
Small-Cap Index ‘P’	23,221,238	4,223,378	2,930,050	1,519,465	1,249,482	27,283,513	771,871
Small-Cap Value ‘P’	14,852,020	21,433,044	2,169,114	890,816	2,135,668	37,142,434	1,064,370
Value ‘P’	56,562,323	37,709,395	2,725,811	607,160	5,170,313	97,323,380	4,822,660
Value Advantage ‘P’	105,300,475	-	18,556,398	6,742,686	7,662,815	101,149,578	4,592,136
Emerging Markets ‘P’	142,538,205	1,472,560	8,086,676	3,122,026	(987,256)	138,058,859	5,433,128
International Large-Cap ‘P’	140,096,911	125,494	12,406,509	3,981,023	(2,380,186)	129,416,733	9,882,063
International Small-Cap ‘P’	30,599,659	-	2,971,975	851,600	1,522,392	30,001,676	1,721,491
International Value ‘P’	141,362,356	-	30,883,707	4,066,832	13,717,444	128,262,925	8,543,172
Real Estate ‘P’	38,351,351	9,358	10,839,719	1,469,272	1,063,779	30,054,041	940,994
Total	$1,963,141,115	$231,705,238	$287,309,007	$105,469,682	($13,087,778)	$1,999,919,250